UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

Semiannual Report  ■  June 30, 2021

College Retirement Equities Fund

The semiannual report contains the financial statements (unaudited).

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on Teachers Insurance and Annuity Association of America’s (“TIAA”) website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive reports and other communications from the Accounts electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This semiannual report contains information about the CREF variable annuity accounts and describes their results for the six months ended June 30, 2021. The report contains four main sections:

•	A letter to participants from Liza M. Tyler, Principal Executive Officer, CREF; Senior Managing Director, Head of Variable Annuities; and Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Domestic and international stock markets generated solid returns for the period, but global economies experienced mixed results as they recovered from the COVID-19 pandemic. The U.S. economy expanded at a brisk pace during the first quarter of 2021; however, countries in the 19-nation euro area and the United Kingdom contracted. Most central banks around the world kept near-zero benchmark interest rates in place over the six months. The U.S. Federal Reserve maintained the federal funds target rate at 0.00%–0.25% but took note of rising inflation levels in the latter months of the period. The European Central Bank and the Bank of England also left their benchmark rates unchanged.

•	The five CREF accounts with significant exposure to U.S. stocks posted solid gains, ranging from a 7.6% advance by the Social Choice Account to a 14.9% return by the Equity Index Account.
•	Among fixed-income investments, the Bond Market Account returned –1.2% and the Inflation-Linked Bond Account gained 2.0%.
•	Two of the accounts exceeded the performance of their respective benchmarks, while six underperformed. All account returns are for Class R1.

CREF performance review

Six of the eight CREF accounts generated positive returns for the period. In general, stocks outperformed bonds. Among domestic equities, small-cap shares outperformed larger caps. Domestic equities generally outpaced international stocks.

The Stock Account—the largest CREF account in terms of net assets—gained 13.4% but modestly lagged its composite benchmark due to expenses. The Equity Index Account advanced 14.9% but fell slightly short of its benchmark, primarily due to expenses. The Growth Account returned 13.0% but just slightly trailed its benchmark. The Global Equities Account advanced 10.8% but lagged its benchmark. The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, surpassed its benchmark with an advance of 7.6%.

Among fixed-income accounts, the Bond Market Account returned –1.2%, outperforming its benchmark. The Inflation-Linked Bond Account gained 2.0% but trailed its index. The Money Market Account, which returned 0.0%, slightly underperformed its benchmark. For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 10.

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Brad Finkle

Liza Tyler

Stocks gained while bond returns were negative

The domestic stock market, as represented by the Russell 3000® Index, rose 15.1%. Foreign equities, as measured by the MSCI EAFE® Index, gained 8.8%. U.S. investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –1.6%. Yields on longer-term U.S. Treasury securities rose, sending bond prices generally lower (bond yields move in the opposite direction of prices).

Staying focused on a long-term financial plan

It’s refreshing to see the pace of life getting back to normal after enduring the challenges of the COVID-19 pandemic. Businesses and restaurants are experiencing increased customer activity, and travel appears to be on the rise.

However, seasoned long-term investors know that they will inevitably experience ups and downs in the financial markets. As such, we believe that no matter what the economic outlook may be, maintaining a diversified portfolio as part of a long-term, well-thought-out financial plan is a wise course of action. Furthermore, our experience has shown that a professionally managed portfolio, which includes multiple asset classes, can provide the means to help investors achieve the appropriate balance of risk and reward and reach their investment goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

If you have questions or concerns about your investments, we recommend that you speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.

/s/ Liza M. Tyler	/s/ Brad Finkle

Liza M. Tyler	Brad Finkle
Principal Executive Officer, CREF	President of the TIAA-CREF Fund Complex
Senior Managing Director, Head of Variable Annuities

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 49 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 27 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

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Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021–June 30, 2021).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the six months ended June 30, 2021

The CREF Stock Account returned 13.35% for the period, compared with the 13.45% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). For the twelve months ended June 30, 2021, the Account returned 41.80%, versus 42.09% for the composite index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%.

The broad U.S. stock market, as measured by the Russell 3000 Index, gained 15.11% for the period. Value stocks outperformed growth shares, while small-cap equities outperformed larger stocks. (Returns by investment style and capitalization size are based on the Russell indexes.) International stocks, as measured by the MSCI ACWI ex USA IMI, gained 9.58% in U.S.-dollar terms for the six months.

Account slightly lagged its composite benchmark

The Account’s management team typically uses a combination of three different investment strategies—active management, quantitative management and indexing—which, in turn, invest in both domestic and foreign stocks.

For the six-month period, the Account slightly trailed its composite benchmark index, primarily due to its expense charge. In the United States, outperformance by quantitative strategies offset underperformance by active strategies. Among foreign investments, the Account’s actively managed global strategy made a solid contribution, while emerging markets detracted slightly.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of June 30, 2021

Stock Account		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	7/31/1952	13.35%	41.80%	15.05%	11.27%		0.445%
Class R2	4/24/2015	13.44	42.03	15.29	11.42	†	0.290
Class R3	4/24/2015	13.47	42.11	15.36	11.47	†	0.240
CREF Stock Account Composite Index§	–	13.45	42.09	15.90	11.98		–
Broad market index
Morningstar Aggressive Target Risk Index	–	12.54	39.42	14.08	10.42		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2021, the CREF Stock Account Composite Benchmark consisted of: 70.0% Russell 3000® Index and 30.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2021

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Stock Account	(1/1/21)	(6/30/21)	(1/1/21–6/30/21)
Actual return
Class R1	$1,000.00	$1,133.48	$2.49
Class R2	1,000.00	1,134.37	1.64
Class R3	1,000.00	1,134.66	1.38
5% annual hypothetical return
Class R1	1,000.00	1,022.46	2.36
Class R2	1,000.00	1,023.26	1.56
Class R3	1,000.00	1,023.51	1.30
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were

College Retirement Equities Fund ■ 2021 Semiannual Report	11

CREF Stock Account

181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.31% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2021
Net assets	$138.68 billion
Portfolio turnover rate*	25%
Number of holdings	10,079
Weighted median market capitalization	$80.88 billion
Price/earnings ratio (weighted 12-month trailing average)†	34.3
*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2021
Information technology	22.3
Financials	13.4
Consumer discretionary	13.1
Health care	11.8
Industrials	10.5
Communication services	9.3
Consumer staples	5.8
Materials	4.4
Energy	3.0
Real estate	2.9
Utilities	2.1
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2021
More than $50 billion	58.8
More than $15 billion–$50 billion	20.5
More than $2 billion–$15 billion	17.2
$2 billion or less	3.5
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2021
United States	68.1
Japan	4.1
China	3.4
United Kingdom	2.8
France	1.9
Canada	1.9
Germany	1.7
Australia	1.4
74 other nations	12.2
Short-term investments	2.5
Total	100.0

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CREF Global Equities Account

Performance for the six months ended June 30, 2021

The CREF Global Equities Account returned 10.83% for the period, compared with the 12.30% return of its benchmark, the MSCI All Country World Index (ACWI). For the twelve months ended June 30, 2021, the Account returned 41.57%, versus 39.26% for the index. (All returns for the Account are for Class R1.)

International stocks in both developed and emerging markets posted solid gains for the period, although the pace of economic recovery from the COVID-19 pandemic varied around the world. During the first quarter of 2021, the Chinese economy grew at a robust pace; however, countries in the 19-nation euro area and the United Kingdom contracted. Global central banks generally left accommodative monetary policies unchanged during the period, maintaining very low interest rates and purchasing assets to support their economies. The U.S. Federal Reserve held the federal funds target rate steady at 0.00%–0.25%. The European Central Bank left its benchmark rates unchanged at near-zero levels. The Bank of England maintained its benchmark rate at 0.1%.

Thirty-eight of the 50 countries represented in the MSCI ACWI posted gains in U.S.-dollar terms for the six-month period. In local-currency terms, the returns of most countries were higher than—or the same as—their U.S.-dollar returns.

Account trailed its benchmark

The Account underperformed its benchmark for the six months. An out-of-benchmark investment in British online retailer THG detracted most, followed by overweight positions in Japanese game maker Nintendo and Danish offshore wind farm developer Orsted.

Other positions helped offset these detractors, including overweights in Dutch financial firm ING Groep, copper and gold producer Freeport-McMoRan and financial company Morgan Stanley. ING reported better-than-expected profits, while rising copper prices benefited Freeport-McMoRan. Morgan Stanley saw record revenues, helped by strength in its wealth management business.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2021

Global Equities Account		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	5/1/1992	10.83%	41.57%	15.02%	10.52%		0.420%
Class R2	4/24/2015	10.91	41.81	15.26	10.67	†	0.265
Class R3	4/24/2015	10.94	41.88	15.33	10.72	†	0.215
MSCI All Country World Index	–	12.30	39.26	14.61	9.90		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2021

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Global Equities Account	(1/1/21)	(6/30/21)	(1/1/21–6/30/21)
Actual return
Class R1	$1,000.00	$1,108.26	$2.30
Class R2	1,000.00	1,109.13	1.46
Class R3	1,000.00	1,109.42	1.20
5% annual hypothetical return
Class R1	1,000.00	1,022.61	2.21
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.65	1.15
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.28% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

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CREF Global Equities Account

Account profile

as of 6/30/2021
Net assets	$27.87 billion
Portfolio turnover rate*	26%
Number of holdings	2,532
Weighted median market capitalization	$111.64 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.4
*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2021
Information technology	22.1
Consumer discretionary	13.5
Financials	13.1
Health care	11.2
Industrials	10.3
Communication services	9.6
Consumer staples	7.0
Materials	5.9
Energy	2.8
Utilities	2.0
Real estate	1.8
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2021
More than $50 billion	68.2
More than $15 billion–$50 billion	21.2
More than $2 billion–$15 billion	10.2
$2 billion or less	0.4
Total	100.0

Holdings by country
% of portfolio investments as of 6/30/2021
United States	58.1
Japan	6.0
China	4.7
United Kingdom	4.5
France	3.6
Germany	2.3
Netherlands	2.0
Switzerland	2.0
49 other nations	15.6
Short-term investments	1.2
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2021

The CREF Growth Account returned 12.96% for the period, compared with the 12.99% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2021, the Account returned 42.37%, versus 42.50% for the index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. The Federal Reserve left the federal funds target rate unchanged during the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Crude oil prices rose sharply, reaching their highest level since October 2018.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.11% for the period. Value stocks outperformed growth shares, while small-cap equities outperformed larger stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Account modestly trailed its benchmark

All eleven industry sectors in the Russell 1000 Growth Index advanced for the six months. Energy (up 42.9%) was the best-performing sector amid rising oil prices. Information technology (up 13.1%)—the benchmark’s largest sector—contributed more than 40.0% of the index’s return. The next-largest contributor was communication services (up 26.0%), followed by health care (up 12.4%). Together, these four sectors represented over 70.0% of the benchmark’s total market capitalization on June 30, 2021. Consumer staples (up 3.3%) and materials (up 4.3%) registered the weakest returns.

The Account slightly underperformed its benchmark for the period, as several unfavorable stock allocations limited its relative performance. The largest detractors were an underweight position in Microsoft and an out-of-benchmark position in Flutter Entertainment. Microsoft benefited from strength in its cloud-computing and video gaming businesses, while Flutter Entertainment was hurt by the departure of a key executive. The next-largest detractor was an underweight position in biotechnology firm Moderna.

The top contributor to relative performance was an underweight position in Apple, which was hurt by concerns that a global shortage of semiconductors could slow sales of its products. The next-largest contributors were overweight positions in PayPal Holdings, which reported record earnings as more consumers used digital forms of payment, and Alphabet (the parent company of Google), which benefited from growth in online advertising.

16	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of June 30, 2021

Growth Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	12.96%	42.37%	22.84%	17.24%		0.390%
Class R2	4/24/2015	13.05	42.60	23.10	17.40	†	0.235
Class R3	4/24/2015	13.08	42.68	23.17	17.45	†	0.185
Russell 1000® Growth Index	–	12.99	42.50	23.66	17.87		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2021

Growth Account	Beginning account value (1/1/21)	Ending account value (6/30/21)	Expenses paid during period (1/1/21–6/30/21	* )
Actual return
Class R1	$1,000.00	$1,129.59	$2.16
Class R2	1,000.00	1,130.48	1.32
Class R3	1,000.00	1,130.77	1.06
5% annual hypothetical return
Class R1	1,000.00	1,022.76	2.06
Class R2	1,000.00	1,023.55	1.25
Class R3	1,000.00	1,023.80	1.00
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.41% for Class R1, 0.25% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2021 Semiannual Report	17

CREF Growth Account

Account profile

as of 6/30/2021
Net assets	$38.85 billion
Portfolio turnover rate*	26%
Number of holdings	537
Weighted median market capitalization	$204.47 billion
Price/earnings ratio (weighted 12-month trailing average)†	52.0
*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2021
Information technology	37.0
Consumer discretionary	20.0
Communication services	15.4
Health care	10.9
Industrials	7.1
Consumer staples	4.5
Financials	3.2
Materials	0.8
Real estate	0.6
Energy	0.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2021
More than $50 billion	78.0
More than $15 billion–$50 billion	18.7
More than $2 billion–$15 billion	3.2
$2 billion or less	0.1
Total	100.0

18	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance for the six months ended June 30, 2021

The CREF Equity Index Account returned 14.92% for the period, compared with the 15.11% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2021, the Account returned 43.57%, versus 44.16% for the index. (All returns for the Account are for Class R1.)

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. The Federal Reserve left the federal funds target rate unchanged during the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Crude oil prices rose sharply, reaching their highest level since October 2018.

The broad U.S. stock market, as measured by the Russell 3000 Index, generated double-digit gains for the period. Value stocks outperformed growth shares, while small-cap equities outperformed larger stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors advanced

All eleven industry sectors in the Russell 3000 Index posted gains for the six months. Energy (up 48.0%) delivered the strongest return, helped by the steep increase in oil prices. Information technology (up 12.9%)—the benchmark’s largest sector—was the top contributor to the index’s return. The next-largest contributors were financials (up 24.8%) and communication services (up 19.3%). Together, these four sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2021. The worst performers were utilities (up 2.4%) and consumer staples (up 5.8%), two defensive sectors that tend to lag when the economy is accelerating.

For the six-month period, three of the five largest stocks in the Russell 3000 Index registered impressive gains that exceeded the overall return of the benchmark. Alphabet (the parent company of Google) and Facebook performed best, as both companies benefited from strong growth in spending on digital advertising. Next in line was Microsoft, which experienced robust demand for its cloud-computing services and video gaming products. Amazon.com and Apple generated gains but lagged the benchmark.

College Retirement Equities Fund ■ 2021 Semiannual Report	19

CREF Equity Index Account

Performance as of June 30, 2021

Equity Index Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	14.92%	43.57%	17.34%	14.19%		0.375%
Class R2	4/24/2015	15.01	43.81	17.58	14.35	†	0.220
Class R3	4/24/2015	15.04	43.88	17.66	14.40	†	0.170
Russell 3000® Index	–	15.11	44.16	17.89	14.70		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2021

Equity Index Account	Beginning account value (1/1/21)	Ending account value (6/30/21)	Expenses paid during period (1/1/21–6/30/21	* )
Actual return
Class R1	$1,000.00	$1,149.23	$2.08
Class R2	1,000.00	1,150.14	1.23
Class R3	1,000.00	1,150.43	0.91
5% annual hypothetical return
Class R1	1,000.00	1,022.86	1.96
Class R2	1,000.00	1,023.65	1.15
Class R3	1,000.00	1,023.95	0.85
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.39% for Class R1, 0.23% for Class R2 and 0.17% for Class R3.

For more information about this expense example, please see page 9.

20	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile

as of 6/30/2021
Net assets	$24.43 billion
Portfolio turnover rate*	3%
Number of holdings	2,822
Weighted median market capitalization	$121.08 billion
Price/earnings ratio (weighted 12-month trailing average)†	38.4
*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 6/30/2021
Information technology	26.5
Health care	13.5
Consumer discretionary	12.2
Financials	11.6
Communication services	10.1
Industrials	9.4
Consumer staples	5.3
Real estate	3.3
Energy	2.8
Materials	2.5
Utilities	2.3
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2021
More than $50 billion	65.3
More than $15 billion–$50 billion	19.5
More than $2 billion–$15 billion	13.2
$2 billion or less	2.0
Total	100.0

College Retirement Equities Fund ■ 2021 Semiannual Report	21

CREF Bond Market Account

Performance for the six months ended June 30, 2021

The CREF Bond Market Account returned –1.21% for the period, compared with the –1.60% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2021, the Account returned 1.33% versus –0.33% for the index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. Crude oil prices increased sharply, reaching their highest level since October 2018.

The Federal Reserve left the federal funds target rate unchanged during the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Yields on short-term U.S. Treasury securities edged lower while yields on intermediate- and long-term securities rose (bond yields move in the opposite direction of prices). Foreign central banks also left accommodative monetary policies in place during the period. The European Central Bank and the Bank of England held benchmark rates at near-zero levels.

Account surpassed its benchmark

Most sectors in the Bloomberg Barclays U.S. Aggregate Bond Index declined for the six-month period due to the rise in intermediate- and long-term bond yields. The U.S. Treasuries sector, the largest in the index with a weight of 37.2%, returned –2.6%. Corporate bonds, the second-largest sector, accounting for 26.7% of the index’s total market capitalization on June 30, 2021, returned –1.3%. Mortgage-backed securities—the benchmark’s third-largest sector at 26.4%—returned –0.8%, while asset-backed securities (ABS) posted a small gain of 0.2%, and commercial mortgage-backed securities (CMBS) were slightly negative at –0.5%.

The Account outperformed its benchmark for the period, primarily due to its sector allocation, with broadly diversified overweights to non-government sectors. An allocation to corporate bonds, including small allocations to high yield and emerging-markets corporates, were especially helpful. Account positions in the emerging-markets debt, ABS, municipal bonds and CMBS sectors also contributed. Corresponding underweights to mortgage-backed securities and U.S. Treasuries were also beneficial as these sectors were hurt by rising interest rates. The Account’s shorter-than-benchmark duration helped as rates rose over the course of the period.

By contrast, the Account’s yield curve positioning—how it was invested across different maturities—was the primary detractor.

22	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of June 30, 2021

Bond Market Account		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	3/1/1990	–1.21%	1.33%	3.19%	3.43%		0.415%
Class R2	4/24/2015	–1.13	1.49	3.40	3.57	†	0.260
Class R3	4/24/2015	–1.11	1.55	3.46	3.61	†	0.210
Bloomberg Barclays U.S. Aggregate Bond Index	–	–1.60	–0.33	3.03	3.39		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2021

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Bond Market Account	(1/1/21)	(6/30/21)	(1/1/21–6/30/21)
Actual return
Class R1	$1,000.00	$987.90	$2.17
Class R2	1,000.00	988.68	1.38
Class R3	1,000.00	988.93	1.08
5% annual hypothetical return
Class R1	1,000.00	1,022.61	2.21
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.70	1.10
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.28% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2021 Semiannual Report	23

CREF Bond Market Account

Account profile

as of 6/30/2021
Net assets	$14.19 billion
Portfolio turnover rate*	61%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	14%
Number of issues	2,156
Option-adjusted duration‡	5.85 years
Average maturity§	7.70 years
*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2021
Corporate bonds	33.8
Mortgage-backed securities	23.7
Foreign government & corporate bonds denominated in U.S. dollars	15.6
Asset-backed securities	7.2
Commercial mortgage-backed securities	6.3
U.S. Treasury securities	6.0
Municipal bonds	2.9
Bank loan obligations	0.7
U.S. agency securities	0.5
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	3.2
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2021
Less than 1 year	2.5
1–3 years	13.3
3–5 years	25.1
5–10 years	41.9
Over 10 years	17.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2021
U.S. Treasury & U.S. agency securities*	29.0
Aaa/AAA	11.4
Aa/AA	8.2
A/A	17.8
Baa/BBB	28.3
Ba/BB	2.8
B/B	1.3
Below B/B	0.1
Non-rated	1.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

24	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2021

The CREF Inflation-Linked Bond Account returned 2.04% for the period, compared with the 2.36% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the twelve months ended June 30, 2021, the Account returned 5.73% versus 6.60% for the index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. Crude oil prices increased sharply, reaching their highest level since October 2018.

The Federal Reserve left the federal funds target rate unchanged during the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Yields on short-term U.S. Treasury securities edged lower while yields on intermediate- and long-term securities rose (bond yields move in the opposite direction of prices). Foreign central banks also left accommodative monetary policies in place during the period. The European Central Bank held benchmark rates at near-zero levels, and the Bank of England maintained its benchmark rate at 0.1%.

TIPS surpassed the broader bond market

For the six months, the TIPS 1–10 Year Index outperformed the –1.60% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Yields on intermediate- and longer-maturity high-quality bonds rose during the period as investors became concerned that the tight labor markets and peaking U.S. economic growth could lead to an increase in inflation. As a result, bond performance overall was generally negative. However, these developments were more favorable for Treasury inflation-protected securities (TIPS), which outperformed most other bond sectors for the period.

   The Account trailed its benchmark, primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

College Retirement Equities Fund ■ 2021 Semiannual Report	25

CREF Inflation-Linked Bond Account

Performance as of June 30, 2021

Inflation-Linked Bond Account		Total return		Average annual total return			Estimated annual
	Inception						operating
	date	6 months	1 year	5 years	10 years		expenses	*
Class R1	5/1/1997	2.04%	5.73%	3.06%	2.55%		0.385%
Class R2	4/24/2015	2.12	5.91	3.28	2.69	†	0.230
Class R3	4/24/2015	2.15	5.96	3.34	2.74	†	0.180
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	–	2.36	6.60	3.61	2.58		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2021

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Inflation-Linked Bond Account	(1/1/21)	(6/30/21)	(1/1/21–6/30/21)
Actual return
Class R1	$1,000.00	$1,020.41	$2.00
Class R2	1,000.00	1,021.22	1.20
Class R3	1,000.00	1,021.48	0.95
5% annual hypothetical return
Class R1	1,000.00	1,022.81	2.01
Class R2	1,000.00	1,023.60	1.20
Class R3	1,000.00	1,023.85	0.95
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.40% for Class R1, 0.24% for Class R2 and 0.19% for Class R3.

For more information about this expense example, please see page 9.

26	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile

as of 6/30/2021
Net assets	$7.45 billion
Portfolio turnover rate*	9%
Number of issues	52
Option-adjusted duration‡	4.81 years
Average maturity§	4.95 years
*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2021
U.S. Treasury securities	96.7
Mortgage-backed securities	2.6
U.S. agency securities	0.3
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2021
Less than 1 year	1.6
1–3 years	23.3
3–5 years	30.8
5–10 years	41.5
Over 10 years	2.8
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2021
U.S. Treasury & U.S. agency securities*	97.0
Aaa/AAA	2.7
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2021 Semiannual Report	27

CREF Social Choice Account

Performance for the six months ended June 30, 2021

The CREF Social Choice Account returned 7.59% for the period, compared with the 7.30% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2021, the Account returned 23.28%, versus 23.13% for the benchmark. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account outperformed its benchmark.

Relative to the Russell 3000 Index, the performance of the Account’s domestic equity component was helped by omitting Amazon.com, Johnson & Johnson and telecommunications firm Qualcomm. Conversely, excluding ExxonMobil, Facebook and Bank of America was disadvantageous. Relative to the MSCI EAFE+Canada Index, the Account’s foreign holdings benefited from avoiding Swiss drug maker Novartis, Japanese conglomerate Softbank Group and British consumer products giant Unilever. In contrast, omitting French luxury goods firm LVMH, Royal Bank of Canada and Toronto-Dominion Bank was detrimental.

Account outperformed its composite benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Among the Account’s domestic equity holdings, overweight positions in semiconductor companies NVIDIA and Applied Materials, as well as Marathon Oil, contributed most. Conversely, the holdings that detracted most from relative performance were an overweight investment in Vertex Pharmaceuticals, an underweight in Apple and an overweight in drug maker Merck.

Compared to the MSCI EAFE+Canada Index, the Account’s foreign holdings benefited most from an underweight in Japanese pharmaceutical company Daiichi Sankyo, followed by overweights in Japanese marine transportation company Nippon Yusen and Canada’s Cenovus Energy. By contrast, overweights in Danish wind farm developer Orsted, French digital services provider Atos and Japan’s Chugai Pharmaceutical detracted most from relative performance.

The Account’s fixed-income component outperformed the –1.60% return of the Bloomberg Barclays U.S. Aggregate Bond Index, mainly due to yield curve positioning within the U.S. Treasuries sector.

28	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2021
Social Choice Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	3/1/1990	7.59%	23.28%	10.57%	8.60%		0.400%
Class R2	4/24/2015	7.67	23.48	10.80	8.74	†	0.245
Class R3	4/24/2015	7.70	23.55	10.86	8.79	†	0.195
CREF Social Choice Account Composite Index§	–	7.30	23.13	10.74	8.94		–
Broad market index
Morningstar Moderate Target Risk Index	–	7.26	23.92	10.30	8.03		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2021, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg Barclays U.S. Aggregate Bond Index and 18.0% MSCI EAFE+Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2021

Social Choice Account	Beginning account value (1/1/21)	Ending account value (6/30/21)	Expenses paid during period (1/1/21–6/30/21	* )
Actual return
Class R1	$1,000.00	$1,075.89	$2.16
Class R2	1,000.00	1,076.74	1.34
Class R3	1,000.00	1,077.02	1.08
5% annual hypothetical return
Class R1	1,000.00	1,022.71	2.11
Class R2	1,000.00	1,023.51	1.30
Class R3	1,000.00	1,023.75	1.05

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were

College Retirement Equities Fund ■ 2021 Semiannual Report	29

CREF Social Choice Account

181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.42% for Class R1, 0.26% for Class R2 and 0.21% for Class R3.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2021
Net assets	$18.81 billion
Portfolio turnover rate*	65%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	32%
Equity segment
Number of holdings	1,013
Weighted median market capitalization	$64.71 billion
Price/earnings ratio (weighted 12-month trailing average)†	37.2
Fixed-income segment
Number of issues	928
Option-adjusted duration‡	6.20 years
Average maturity§	8.91 years

*	The portfolio turnover rate covers the six-month period from January 1, 2021–June 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2021
Equities	58.7
Fixed-income securities	39.9
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 6/30/2021
More than $50 billion	56.3
More than $15 billion–$50 billion	29.5
More than $2 billion–$15 billion	13.1
$2 billion or less	1.1
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2021
Less than 1 year	2.7
1–3 years	13.6
3–5 years	25.4
5–10 years	36.6
Over 10 years	21.7
Total	100.0

30	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2021

The CREF Money Market Account returned 0.00% for the six-month period, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. Crude oil prices increased sharply, reaching their highest level since October 2018.

The Federal Reserve left the federal funds target rate unchanged during the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Yields on short-term U.S. Treasury securities edged lower while yields on intermediate- and long-term securities rose (bond yields move in the opposite direction of prices). Foreign central banks also left accommodative monetary policies in place during the period. The European Central Bank held benchmark rates at near-zero levels, and the Bank of England maintained its benchmark rate at 0.1%.

The low interest-rate environment continued to keep yields on short-term government securities at near-zero levels. The “secured overnight financing rate” (SOFR), which represents dealer transactions in Treasury collateralized overnight repurchase agreements, has become widely accepted by government agencies as a key indicator of short-term government money market rates. Over the six-month period, SOFR declined from 0.10% on January 4, 2021, to 0.05% on June 30, 2021. With short-term interest rates at such low levels, money market fund yields followed suit and remained at almost zero.

Account slightly trailed the iMoneyNet average

In an environment of historically low money market rates, the Money Market Account’s return was zero—slightly lower than that of the iMoneyNet average for the six-month period. The Account continued to invest in floating-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities while maintaining the high credit quality of government agency issues. As of June 29, 2021, the Account’s weighted average maturity (WAM) was 33 days, versus 36 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and June 29 was the last date of release for the month.

College Retirement Equities Fund ■ 2021 Semiannual Report	31

CREF Money Market Account

Net annualized yield for the 7 days ended June 29, 2021§

	Current yield	Effective yield
Money Market Account
Class R1	0.00%	0.00%
Class R2	0.00	0.00
Class R3	0.00	0.00
iMoneyNet Money Fund Averages™—All Government‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2021

Money Market Account#		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	4/1/1988	0.00%	0.00%	0.63%	0.31%		0.390%
Class R2	4/24/2015	0.00	0.00	0.82	0.41	†	0.235
Class R3	4/24/2015	0.00	0.00	0.88	0.45	†	0.185
iMoneyNet Money Fund Averages™—All Government‡	–	0.01	0.02	0.80	0.41		–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA withheld (“waived”) a portion of the 12b–1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. For a period of three years after the date an amount was waived, it was eligible for recoupment by TIAA, under certain conditions. All eligible expenses were recouped by July 2018 for Class R3, September 2018 for Class R2 and June 2019 for Class R1.
TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’ yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. This limited waiver may be terminated at any time, but is likely to terminate sometime

32	2021 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

after June 30, 2021 and, in any event, will extend only through December 31, 2021. Upon expiration of the waiver, the total returns of each class of the Account will be lower, and could be negative, particularly if interest rates remain low at the time of the waiver’s expiration.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended June 30, 2021

Money Market Account	Beginning account value (1/1/21)	Ending account value (6/30/21)	Expenses paid during period (1/1/21–6/30/21	* )
Actual return
Class R1	$1,000.00	$1,000.00	$0.40
Class R2	1,000.00	1,000.00	0.40
Class R3	1,000.00	1,000.00	0.40
5% annual hypothetical return
Class R1	1,000.00	1,024.40	0.40
Class R2	1,000.00	1,024.40	0.40
Class R3	1,000.00	1,024.40	0.40

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratios for that period were 0.08% for Class R1, 0.08% for Class R2 and 0.08% for Class R3. The expense charges of the Account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2021
Net assets	$8.82 billion
Number of issues	144

Portfolio composition

Sector	% of net assets as of 6/30/2021
U.S. Treasury securities*	47.4
U.S. government agency securities*	35.7
Floating-rate securities, government*	18.4
Other assets & liabilities, net	–1.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

College Retirement Equities Fund ■ 2021 Semiannual Report	33

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
BONDS

CONVERTIBLE BONDS
DIVERSIFIED FINANCIALS				$956	0.0%
		TOTAL CONVERTIBLE BONDS	(Cost $870)	956	0.0

CORPORATE BONDS
DIVERSIFIED FINANCIALS				7	0.0
FOOD, BEVERAGE & TOBACCO				63	0.0
		TOTAL CORPORATE BONDS	(Cost $71)	70	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				304	0.0
		TOTAL GOVERNMENT BONDS	(Cost $300)	304	0.0

		TOTAL BONDS	(Cost $1,241)	1,330	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,417,291	*	Tesla, Inc		963,333	0.7
		Other		1,780,217	1.3
				2,743,550	2.0
BANKS
24,113,566		Bank of America Corp		994,202	0.7
5,448,707		Citigroup, Inc		385,496	0.3
6,480,305		JPMorgan Chase & Co		1,007,947	0.7
12,084,986		Wells Fargo & Co		547,329	0.4
		Other		6,150,450	4.5
				9,085,424	6.6
CAPITAL GOODS
2,725,460		Honeywell International, Inc		597,830	0.4
5,458,916		Raytheon Technologies Corp		465,700	0.3
		Other		8,892,617	6.4
				9,956,147	7.1
COMMERCIAL & PROFESSIONAL SERVICES				1,921,127	1.4
CONSUMER DURABLES & APPAREL
2,511,762		Nike, Inc (Class B)		388,042	0.3
		Other		2,747,782	2.0
				3,135,824	2.3
CONSUMER SERVICES
8,707,880	a,e	Arcos Dorados Holdings, Inc		51,986	0.0
2,517,707		McDonald’s Corp		581,565	0.4
		Other		2,906,964	2.1
				3,540,515	2.5

34	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2021

Shares		Company	Value (000)	% of net assets
DIVERSIFIED FINANCIALS
3,387,532	*	Berkshire Hathaway, Inc (Class B)	$941,463	0.7%
6,537,778		Morgan Stanley	599,449	0.4
		Other	5,031,733	3.6
			6,572,645	4.7
ENERGY
3,973,732		Chevron Corp	416,209	0.3
		Other	3,745,296	2.7
			4,161,505	3.0
FOOD & STAPLES RETAILING
1,018,811		Costco Wholesale Corp	403,113	0.3
3,191,355		Walmart, Inc	450,045	0.3
		Other	950,644	0.7
			1,803,802	1.3
FOOD, BEVERAGE & TOBACCO
3,454,668		Nestle S.A.	430,614	0.3
3,063,243		PepsiCo, Inc	453,881	0.4
		Other	3,365,650	2.4
			4,250,145	3.1
HEALTH CARE EQUIPMENT & SERVICES
5,198,834		Medtronic plc	645,331	0.5
2,298,199		UnitedHealth Group, Inc	920,291	0.7
		Other	5,841,212	4.1
			7,406,834	5.3
HOUSEHOLD & PERSONAL PRODUCTS
4,385,878		Procter & Gamble Co	591,787	0.5
		Other	1,330,115	0.9
			1,921,902	1.4
INSURANCE			2,878,419	2.1
MATERIALS			6,143,948	4.4
MEDIA & ENTERTAINMENT
614,116	*	Alphabet, Inc (Class A)	1,499,542	1.1
742,365	*	Alphabet, Inc (Class C)	1,860,604	1.4
12,953,978		Comcast Corp (Class A)	738,636	0.6
5,173,655	*	Facebook, Inc	1,798,932	1.3
4,775,759	*,a,e	HUYA, Inc (ADR)	84,292	0.1
4,263,404	*,a,e	iClick Interactive Asia Group Ltd	47,068	0.0
732,247	*	Netflix, Inc	386,780	0.3
8,243,459		Tencent Holdings Ltd	620,670	0.5
4,064,020	*	Walt Disney Co	714,333	0.5
		Other	3,255,269	2.1
			11,006,126	7.9

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2021

Shares		Company	Value (000)	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,074,972		AbbVie, Inc	$571,645	0.4%
3,848,042		AstraZeneca plc	462,320	0.4
4,854,220		Johnson & Johnson	799,684	0.6
5,121,581		Merck & Co, Inc	398,305	0.3
		Other	6,775,484	4.8
			9,007,438	6.5
REAL ESTATE			4,021,508	2.9
RETAILING
20,403,588	*	Alibaba Group Holding Ltd	578,520	0.4
974,709	*	Amazon.com, Inc	3,353,155	2.4
2,099,469		Home Depot, Inc	669,500	0.5
156,345,400	*,a	Matahari department Store TbK PT	21,130	0.0
		Other	4,144,310	3.0
			8,766,615	6.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,388,658		Applied Materials, Inc	482,545	0.4
832,073		ASML Holding NV	574,396	0.4
1,028,626		Broadcom, Inc	490,490	0.4
1,350,987		NVIDIA Corp	1,080,925	0.8
30,156,458		Taiwan Semiconductor Manufacturing Co Ltd	649,511	0.5
		Other	3,670,230	2.5
			6,948,097	5.0
SOFTWARE & SERVICES
1,435,374		Accenture plc	423,134	0.3
705,542	*	Adobe, Inc	413,194	0.3
2,476,114		Mastercard, Inc (Class A)	904,004	0.7
16,902,760		Microsoft Corp	4,578,958	3.3
3,655,535	*	PayPal Holdings, Inc	1,065,515	0.8
3,110,713	*	salesforce.com, Inc	759,854	0.6
3,763,081		Visa, Inc (Class A)	879,884	0.7
		Other	6,899,304	4.8
			15,923,847	11.5
TECHNOLOGY HARDWARE & EQUIPMENT
30,978,316	d	Apple, Inc	4,242,790	3.1
16,047,792		Cisco Systems, Inc	850,533	0.6
6,192,207		Samsung Electronics Co Ltd	443,276	0.3
		Other	2,450,736	1.8
			7,987,335	5.8
TELECOMMUNICATION SERVICES
2,800,092	*	T-Mobile US, Inc	405,537	0.3
		Other	1,481,994	1.1
			1,887,531	1.4

36	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2021

Shares	Company		Value (000)	% of net assets
	TRANSPORTATION
2,792,133	Union Pacific Corp		$614,074	0.5%
	Other		2,133,970	1.5
			2,748,044	2.0
	UTILITIES		2,928,309	2.1
	TOTAL COMMON STOCKS	(Cost $102,490,394)	136,746,637	98.6

	PURCHASED OPTIONS
	MEDIA & ENTERTAINMENT		603	0.0
	TOTAL PURCHASED OPTIONS	(Cost $837)	603	0.0

	PREFERRED STOCKS
	REAL ESTATE		17	0.0
	TOTAL PREFERRED STOCKS	(Cost $20)	17	0.0

	RIGHTS / WARRANTS
	CAPITAL GOODS		174	0.0
	COMMERCIAL & PROFESSIONAL SERVICES		16	0.0
	CONSUMER DURABLES & APPAREL		705	0.0
	CONSUMER SERVICES		165	0.0
	DIVERSIFIED FINANCIALS		12	0.0
	ENERGY		4	0.0
	FOOD & STAPLES RETAILING		26	0.0
	FOOD, BEVERAGE & TOBACCO		4	0.0
	MATERIALS		11	0.0
	MEDIA & ENTERTAINMENT		1,235	0.0
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		29	0.0
	REAL ESTATE		9	0.0
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12	0.0
	TECHNOLOGY HARDWARE & EQUIPMENT		77	0.0
	UTILITIES		6	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $870)	2,485	0.0

Principal	Issuer

	SHORT-TERM INVESTMENTS
	GOVERNMENT AGENCY DEBT		1,296,688	0.9
	REPURCHASE AGREEMENT		102,030	0.1
	TREASURY DEBT		400,015	0.3

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2021

Principal	Issuer		Value (000)	% of net assets
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
COMMERCIAL PAPER			$222,956	0.2%
REPURCHASE AGREEMENT			1,418,080	1.0
TREASURY DEBT			75,000	0.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,716,036	1.2
TOTAL SHORT-TERM INVESTMENTS		(Cost $3,514,759)	3,514,769	2.5

	TOTAL PORTFOLIO	(Cost $106,008,121)	140,265,841	101.1
OTHER ASSETS & LIABILITIES, NET			(1,587,062)	(1.1)
	NET ASSETS		$138,678,779	100.0%

Abbreviation(s)
ADR	American Depositary Receipt

*	Non-income producing
a	Affiliated holding
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,423,709,722.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,684,645,522 or 1.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Sea Ltd, Call	250	$837	$300.00	11/19/21	$603

Written options outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Anaplan, Inc, Put	20	$(5)	$40.00	08/20/21	$(0)^
DocuSign, Inc, Call	10	(1)	320.00	07/16/21	(0)^
Sea Ltd, Call	250	(138)	295.00	07/16/21	(80)
Sea Ltd, Call	250	(548)	330.00	11/19/21	(383)
Sea Ltd, Put	250	(377)	250.00	11/19/21	(413)
Smartsheet, Inc, Call	30	(1)	85.00	07/16/21	(0)^
ViacomCBS, Inc, Put	30	(14)	45.00	09/17/21	(12)
Total	840	$(1,084)			$(888)
^	Amount represents less than $1,000.

38	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account ■ June 30, 2021

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	712		09/17/21	$82,699	$82,158	$(541)
S&P 500 E Mini Index	4,803		09/17/21	1,010,840	1,029,907	19,067
S&P Mid-Cap 400 E Mini Index	404		09/17/21	110,114	108,773	(1,341)
Total	5,919			$1,203,653	$1,220,838	$17,185

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$10,028	AUD	12,900	Bank of America	07/21/21	$353
	$17,004	CAD	21,300	Bank of America	07/21/21	(179)
	$25,619	EUR	21,000	Bank of America	09/10/21	681
	$13,123	GBP	9,400	Bank of America	07/21/21	119
	$10,078	JPY	1,090,000	Bank of America	07/21/21	265
Total						$1,239
	$8,107	SEK	68,000	Morgan Stanley	07/21/21	$160
EUR	10,900		$13,132	Morgan Stanley	07/21/21	(202)
Total						$(42)
	$90,206	CAD	109,000	Toronto Dominion Bank	09/10/21	$2,277
	$75,028	GBP	53,000	Toronto Dominion Bank	09/10/21	1,701
JPY	3,285,000		$30,032	Toronto Dominion Bank	09/10/21	(445)
Total						$3,533
Total						$4,730

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	39

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2021

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$98,797,411	70.6%
TOTAL DOMESTIC	98,797,411	70.6

FOREIGN
ARGENTINA	19,692	0.0
AUSTRALIA	1,983,901	1.4
AUSTRIA	263,262	0.2
BAHAMAS	488	0.0
BELGIUM	205,306	0.1
BERMUDA	29,595	0.0
BRAZIL	1,232,816	0.9
BURKINA FASO	1,424	0.0
CAMEROON	1,833	0.0
CANADA	2,661,821	1.9
CAYMAN ISLANDS	121	0.0
CHILE	61,745	0.0
CHINA	4,731,375	3.4
COLOMBIA	16,625	0.0
COSTA RICA	5,714	0.0
COTE D’IVOIRE	3,980	0.0
CYPRUS	67	0.0
CZECH REPUBLIC	4,024	0.0
DENMARK	537,573	0.4
EGYPT	10,815	0.0
FAROE ISLANDS	4,275	0.0
FINLAND	406,895	0.3
FRANCE	2,734,366	1.9
GABON	234	0.0
GEORGIA	1,507	0.0
GERMANY	2,346,233	1.7
GHANA	1,717	0.0
GREECE	18,235	0.0
GUERNSEY, C.I.	1,355	0.0
HONG KONG	687,981	0.5
HUNGARY	43,536	0.0
INDIA	1,276,450	0.9
INDONESIA	143,810	0.1
IRELAND	459,108	0.3
ISLE OF MAN	1,235	0.0
ISRAEL	239,538	0.2
ITALY	564,187	0.4
JAPAN	5,683,163	4.1
JERSEY, C.I.	1,628	0.0
JORDAN	593	0.0
Country	Value (000)	% of total portfolio
KOREA, REPUBLIC OF	$1,439,444	1.0%
KUWAIT	30,211	0.0
KYRGYZSTAN	1,712	0.0
LIECHTENSTEIN	659	0.0
LUXEMBOURG	70,268	0.1
MACAU	154,619	0.1
MALAYSIA	107,854	0.1
MALTA	10,492	0.0
MEXICO	299,820	0.2
MONACO	5,954	0.0
MONGOLIA	1,725	0.0
NETHERLANDS	1,787,801	1.3
NEW ZEALAND	77,999	0.1
NIGERIA	1,019	0.0
NORWAY	213,664	0.2
PAKISTAN	4,684	0.0
PANAMA	3,859	0.0
PERU	23,158	0.0
PHILIPPINES	54,803	0.0
POLAND	131,808	0.1
PORTUGAL	47,176	0.0
PUERTO RICO	27,401	0.0
QATAR	31,681	0.0
ROMANIA	1,328	0.0
RUSSIA	461,223	0.3
SAUDI ARABIA	273,251	0.2
SINGAPORE	226,198	0.2
SLOVENIA	3,471	0.0
SOUTH AFRICA	478,960	0.3
SPAIN	521,973	0.4
SWEDEN	810,967	0.6
SWITZERLAND	1,832,272	1.3
TAIWAN	1,656,318	1.2
TANZANIA, UNITED REPUBLIC OF	63,708	0.0
THAILAND	151,127	0.1
TURKEY	84,941	0.1
UKRAINE	1,872	0.0
UNITED ARAB EMIRATES	41,680	0.0
UNITED KINGDOM	3,924,862	2.8
VIETNAM	4,254	0.0
ZAMBIA	13,991	0.0
TOTAL FOREIGN	41,468,430	29.4

TOTAL PORTFOLIO	$140,265,841	100.0%

40	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Global Equities Account   ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
BONDS

CONVERTIBLE BONDS
SWITZERLAND				$219	0.0%
		TOTAL CONVERTIBLE BONDS	(Cost $200)	219	0.0
CORPORATE BONDS
INDIA				16	0.0
		TOTAL CORPORATE BONDS	(Cost $16)	16	0.0
		TOTAL BONDS	(Cost $216)	235	0.0

Shares		Company

COMMON STOCKS
ARGENTINA				14,516	0.1
AUSTRALIA				380,397	1.4
AUSTRIA				17,296	0.1
BELGIUM				25,459	0.1
BERMUDA				1,642	0.0
BRAZIL				496,148	1.8
CANADA				478,438	1.7
CHILE				6,050	0.0
CHINA
4,269,000		Tencent Holdings Ltd		321,423	1.2
10,072,350	*,g	Wuxi Biologics Cayman, Inc		184,428	0.7
		Other		819,093	2.9
				1,324,944	4.8
COLOMBIA				2,213	0.0
CZECH REPUBLIC				628	0.0
DENMARK				98,407	0.4
EGYPT				425	0.0
FINLAND				140,213	0.5
FRANCE
1,072,468	*	Airbus SE		138,191	0.5
		Other		876,593	3.1
				1,014,784	3.6
GERMANY
1,087,211		Siemens AG.		172,626	0.6
		Other		482,133	1.8
				654,759	2.4
GREECE				1,082	0.0
HONG KONG				98,893	0.4
HUNGARY				14,115	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account   ■  June 30, 2021

Shares		Company	Value (000)	% of net assets
INDIA			$174,924	0.6%
INDONESIA			29,911	0.1
IRELAND			206,025	0.7
ISRAEL			41,119	0.2
ITALY			236,635	0.9
JAPAN
319,161		Nintendo Co Ltd	184,690	0.7
1,902,365		Sony Corp	184,467	0.6
1,679,522	*	Toyota Motor Corp	146,814	0.5
		Other	1,162,241	4.2
			1,678,212	6.0
KOREA, REPUBLIC OF
3,063,443		Samsung Electronics Co Ltd	219,300	0.8
		Other	264,226	0.9
			483,526	1.7
KUWAIT			4,037	0.0
LUXEMBOURG			19,725	0.1
MACAU			10,228	0.0
MALAYSIA			13,074	0.0
MEXICO			30,178	0.1
NETHERLANDS
343,234		ASML Holding NV	236,941	0.8
14,572,098		ING Groep NV	193,435	0.7
		Other	134,391	0.5
			564,767	2.0
NEW ZEALAND			8,433	0.0
NORWAY			89,223	0.3
PAKISTAN			190	0.0
PERU			3,325	0.0
PHILIPPINES			13,166	0.0
POLAND			32,749	0.1
PORTUGAL			26,686	0.1
QATAR			3,687	0.0
ROMANIA			225	0.0
RUSSIA			230,011	0.8
SAUDI ARABIA			52,774	0.2
SINGAPORE			25,315	0.1
SOUTH AFRICA			60,685	0.2

42	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account   ■  June 30, 2021

Shares		Company	Value (000)	% of net assets
SPAIN			$194,908	0.7%
SWEDEN			161,953	0.6
SWITZERLAND
214,100		Lonza Group AG.	151,787	0.6
518,023		Roche Holding AG.	195,211	0.7
		Other	203,222	0.7
			550,220	2.0
TAIWAN
13,724,100		Taiwan Semiconductor Manufacturing Co Ltd	295,590	1.1
		Other	142,031	0.5
			437,621	1.6
TANZANIA, UNITED REPUBLIC OF			1,824	0.0
THAILAND			21,061	0.1
TURKEY			5,050	0.0
UNITED ARAB EMIRATES			6,202	0.0
UNITED KINGDOM
1,495,056		AstraZeneca plc	179,622	0.6
608,408		Linde plc (Xetra)	175,909	0.6
		Other	906,003	3.3
			1,261,534	4.5
UNITED STATES
1,255,979		Abbott Laboratories	145,606	0.5
1,362,476		AbbVie, Inc	153,469	0.6
112,177	*	Alphabet, Inc (Class A)	273,913	1.0
158,463	*	Alphabet, Inc (Class C)	397,159	1.4
173,617	*	Amazon.com, Inc	597,270	2.1
5,207,646	d	Apple, Inc	713,239	2.6
5,494,704		Cisco Systems, Inc	291,219	1.0
3,209,374		Coca-Cola Co	173,659	0.6
419,701		Costco Wholesale Corp	166,063	0.6
3,012,680		Exxon Mobil Corp	190,040	0.7
780,644	*	Facebook, Inc	271,438	1.0
5,107,827		Freeport-McMoRan, Inc (Class B)	189,552	0.7
404,085		Goldman Sachs Group, Inc	153,362	0.6
724,054		Home Depot, Inc	230,894	0.8
810,788		Honeywell International, Inc	177,846	0.6
3,999,996		Intel Corp	224,560	0.8
1,826,744		JPMorgan Chase & Co	284,132	1.0
494,339		Mastercard, Inc (Class A)	180,478	0.6
731,631		McDonald’s Corp	168,999	0.6
1,393,748		Medtronic plc	173,006	0.6
3,005,768		Microsoft Corp	814,263	2.9
2,763,217		Morgan Stanley	253,359	0.9
1,153,086		Nike, Inc (Class B)	178,140	0.6
1,261,584	*	PayPal Holdings, Inc	367,727	1.3
1,568,876		Procter & Gamble Co	211,688	0.8

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account   ■  June 30, 2021

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
1,252,365	*	salesforce.com, Inc		$305,915	1.1%
383,708	*	ServiceNow, Inc		210,867	0.8
631,981		Target Corp		152,775	0.6
264,768	*	Tesla, Inc		179,963	0.6
956,461		Union Pacific Corp		210,355	0.8
501,384		UnitedHealth Group, Inc		200,774	0.7
935,623		Visa, Inc (Class A)		218,767	0.8
1,107,023		Walmart, Inc		156,112	0.6
1,295,309	*	Walt Disney Co		227,677	0.8
4,965,998		Wells Fargo & Co		224,910	0.8
		Other		7,153,890	25.7
				16,223,086	58.2
VIETNAM				704	0.0
ZAMBIA				2,712	0.0
		TOTAL COMMON STOCKS	(Cost $20,595,654)	27,676,114	99.3

RIGHTS / WARRANTS
AUSTRALIA				154	0.0
BRAZIL				1	0.0
SWITZERLAND				130	0.0
THAILAND				3	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $11)	288	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				123,886	0.4
REPURCHASE AGREEMENTS				23,995	0.1
TREASURY DEBT				21,823	0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
COMMERCIAL PAPER				16,996	0.1
REPURCHASE AGREEMENTS				156,000	0.6
TREASURY DEBT				7,000	0.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				179,996	0.7
TOTAL SHORT-TERM INVESTMENTS			(Cost $349,705)	349,700	1.3

TOTAL PORTFOLIO			(Cost $20,945,586)	28,026,337	100.6
OTHER ASSETS & LIABILITIES, NET				(158,535)	(0.6)
NET ASSETS				$27,867,802	100.0%

44	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account   ■  June 30, 2021

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/21, the aggregate value of these securities, including those in “Other,” is $455,769,043 or 1.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities on loan is $270,068,449. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $455,988,160 or 1.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	226		09/17/21	$26,587	$26,036	$ (551)
S&P 500 E Mini Index	285		09/17/21	60,107	61,112	1,005
Total	511			$86,694	$87,148	$ 454

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	45

Summary of market values by sector (unaudited)

CREF Global Equities Account   ■  June 30, 2021

Sector	Value (000)	% of net assets
INFORMATION TECHNOLOGY	$6,121,447	22.1%
CONSUMER DISCRETIONARY	3,766,950	13.5
FINANCIALS	3,642,949	13.1
HEALTH CARE	3,112,357	11.2
INDUSTRIALS	2,880,298	10.3
COMMUNICATION SERVICES	2,687,866	9.6
CONSUMER STAPLES	1,962,950	7.0
MATERIALS	1,643,523	5.9
ENERGY	791,477	2.8
UTILITIES	558,354	2.0
REAL ESTATE	508,466	1.8
SHORT-TERM INVESTMENTS	349,700	1.3
OTHER ASSETS & LIABILITIES, NET	(158,535)	(0.6)
NET ASSETS	$27,867,802	100.0%

46	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2021

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,089,712	*	Tesla, Inc	$740,677	1.9%
		Other	136,098	0.4
			876,775	2.3
BANKS			7,302	0.0
CAPITAL GOODS
3,954,324		Carrier Global Corp	192,180	0.5
648,151		Roper Technologies Inc	304,761	0.8
		Other	746,240	1.9
			1,243,181	3.2
COMMERCIAL & PROFESSIONAL SERVICES
6,494,277	*	Clarivate Analytics plc	178,788	0.5
1,523,475		Waste Connections, Inc	181,949	0.5
		Other	307,195	0.7
			667,932	1.7
CONSUMER DURABLES & APPAREL
2,159,382		Nike, Inc (Class B)	333,603	0.9
1,682,132	*	Peloton Interactive, Inc	208,618	0.6
		Other	320,938	0.7
			863,159	2.2
CONSUMER SERVICES
143,401	*	Booking Holdings, Inc	313,774	0.8
143,535	*	Chipotle Mexican Grill, Inc (Class A)	222,528	0.6
		Other	769,612	2.0
			1,305,914	3.4
DIVERSIFIED FINANCIALS
2,013,500		iShares Russell 1000 Growth Index Fund	546,625	1.4
457,451		S&P Global, Inc	187,761	0.5
		Other	427,467	1.1
			1,161,853	3.0
ENERGY			44,734	0.1
FOOD & STAPLES RETAILING
1,457,875		Costco Wholesale Corp	576,837	1.5
		Other	25,191	0.0
			602,028	1.5
FOOD, BEVERAGE & TOBACCO
2,853,720	*	Monster Beverage Corp	260,687	0.7
		Other	569,303	1.4
			829,990	2.1

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

CREF Growth Account ■ June 30, 2021

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
548,221	*	Align Technology, Inc	$334,963	0.9%
871,028		Cigna Corp	206,495	0.5
594,099	*	DexCom, Inc	253,680	0.6
368,468	*	Intuitive Surgical, Inc	338,858	0.9
		Other	794,406	2.0
			1,928,402	4.9
HOUSEHOLD & PERSONAL PRODUCTS
879,151		Estee Lauder Cos (Class A)	279,640	0.7
		Other	52,605	0.2
			332,245	0.9
INSURANCE			58,384	0.2
MATERIALS			322,514	0.8
MEDIA & ENTERTAINMENT
325,539	*	Alphabet, Inc (Class A)	794,898	2.0
590,257	*	Alphabet, Inc (Class C)	1,479,373	3.8
5,038,646	*	Facebook, Inc	1,751,988	4.5
1,997,481	*	Match Group, Inc	322,094	0.8
2,681,945	*	Twitter, Inc	184,545	0.5
		Other	1,174,467	3.1
			5,707,365	14.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
8,286,270	*	Avantor, Inc	294,246	0.8
805,211	*	Illumina, Inc	381,034	1.0
2,319,887		Zoetis, Inc	432,334	1.1
		Other	1,218,004	3.1
			2,325,618	6.0
REAL ESTATE			243,496	0.6
RETAILING
867,254	*	Amazon.com, Inc	2,983,493	7.7
1,330,486	*	CarMax, Inc	171,832	0.4
715,348		Home Depot, Inc	228,117	0.6
1,115,119		Lowe’s Companies, Inc	216,300	0.6
3,461,360		TJX Companies, Inc	233,365	0.6
		Other	891,522	2.2
			4,724,629	12.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,556,904		Applied Materials, Inc	364,103	0.9
603,825		Broadcom, Inc	287,928	0.7
3,091,313		Intel Corp	173,546	0.5
329,575		Lam Research Corp	214,454	0.6
1,126,681		NVIDIA Corp	901,457	2.3
1,780,476		QUALCOMM, Inc	254,483	0.7
		Other	736,339	1.9
			2,932,310	7.6

48	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account ■ June 30, 2021

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
317,604	*	Adobe, Inc		$186,002	0.5%
935,353		Intuit, Inc		458,482	1.2
1,325,620		Mastercard, Inc (Class A)		483,971	1.3
11,091,177		Microsoft Corp		3,004,600	7.7
3,988,164	*	PayPal Holdings, Inc		1,162,470	3.0
3,231,362	*	salesforce.com, Inc		789,325	2.0
666,437	*	ServiceNow, Inc		366,240	1.0
474,004	*	Twilio, Inc		186,833	0.5
4,319,223		Visa, Inc (Class A)		1,009,921	2.6
		Other		1,869,885	4.7
				9,517,729	24.5
TECHNOLOGY HARDWARE & EQUIPMENT
12,690,351		Apple, Inc		1,738,070	4.5
		Other		136,768	0.4
				1,874,838	4.9
TELECOMMUNICATION SERVICES				276,932	0.7
TRANSPORTATION
5,730,055	*	Uber Technologies, Inc		287,190	0.7
997,976		Union Pacific Corp		219,485	0.6
		Other		355,637	0.9
				862,312	2.2
UTILITIES				3,851	0.0
		TOTAL COMMON STOCKS	(Cost $27,022,091)	38,713,493	99.6

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				79,566	0.2
TREASURY DEBT				14,105	0.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
200,138,630	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	200,139	0.5
				200,139	0.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $293,812)	293,810	0.8

		TOTAL PORTFOLIO	(Cost $27,315,903)	39,007,303	100.4
		OTHER ASSETS & LIABILITIES, NET		(157,141)	(0.4)
		NET ASSETS		$38,850,162	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	49

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2021

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities on loan is $299,775,302. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $278,482,745 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

50	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
CORPORATE BONDS
DIVERSIFIED FINANCIALS				$8	0.0%
		TOTAL CORPORATE BONDS	(Cost $8)	8	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
426,744	*	Tesla, Inc		290,058	1.2
		Other		153,174	0.6
				443,232	1.8
BANKS
4,148,124		Bank of America Corp		171,027	0.7
1,654,422		JPMorgan Chase & Co		257,329	1.1
2,275,424		Wells Fargo & Co		103,054	0.5
		Other		558,825	2.2
				1,090,235	4.5
CAPITAL GOODS				1,517,456	6.2
COMMERCIAL & PROFESSIONAL SERVICES				292,875	1.2
CONSUMER DURABLES & APPAREL
681,496		Nike, Inc (Class B)		105,284	0.5
		Other		270,027	1.0
				375,311	1.5
CONSUMER SERVICES
410,804		McDonald’s Corp		94,892	0.4
		Other		450,647	1.8
				545,539	2.2
DIVERSIFIED FINANCIALS
1,031,627	*	Berkshire Hathaway, Inc (Class B)		286,710	1.2
		Other		959,876	3.9
				1,246,586	5.1
ENERGY
1,064,165		Chevron Corp		111,461	0.5
2,329,490	d	Exxon Mobil Corp		146,944	0.6
		Other		417,019	1.7
				675,424	2.8
FOOD & STAPLES RETAILING
243,180		Costco Wholesale Corp		96,219	0.4
789,070		Walmart, Inc		111,275	0.5
		Other		83,760	0.3
				291,254	1.2

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2021

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
2,135,678		Coca-Cola Co	$115,562	0.5%
759,994		PepsiCo, Inc	112,608	0.5
856,528		Philip Morris International, Inc	84,890	0.4
		Other	364,463	1.4
			677,523	2.8
HEALTH CARE EQUIPMENT & SERVICES
955,429		Abbott Laboratories	110,763	0.5
348,765		Danaher Corp	93,595	0.4
738,516		Medtronic plc	91,672	0.4
517,482		UnitedHealth Group, Inc	207,220	0.9
		Other	1,024,782	4.1
			1,528,032	6.3
HOUSEHOLD & PERSONAL PRODUCTS
1,339,292		Procter & Gamble Co	180,711	0.7
		Other	147,412	0.6
			328,123	1.3
INSURANCE			487,943	2.0
MATERIALS			604,330	2.5
MEDIA & ENTERTAINMENT
165,456	*	Alphabet, Inc (Class A)	404,009	1.7
156,005	*	Alphabet, Inc (Class C)	390,998	1.6
2,508,683		Comcast Corp (Class A)	143,045	0.6
1,316,504	*	Facebook, Inc	457,762	1.9
237,940	*	Netflix, Inc	125,682	0.5
998,750	*	Walt Disney Co	175,550	0.7
		Other	459,035	1.8
			2,156,081	8.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
971,823		AbbVie, Inc	109,466	0.5
466,258		Eli Lilly & Co	107,016	0.4
1,449,334		Johnson & Johnson	238,763	1.0
1,393,549		Merck & Co, Inc	108,376	0.4
3,070,805		Pfizer, Inc	120,253	0.5
216,115		Thermo Fisher Scientific, Inc	109,024	0.4
		Other	974,986	4.0
			1,767,884	7.2
REAL ESTATE			814,135	3.3
RETAILING
238,755	*	Amazon.com, Inc	821,355	3.4
591,530		Home Depot, Inc	188,633	0.8
		Other	605,867	2.5
			1,615,855	6.7

52	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2021

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
219,586		Broadcom, Inc		$104,707	0.4%
2,223,379		Intel Corp		124,821	0.5
329,002		NVIDIA Corp		263,235	1.1
620,506		QUALCOMM, Inc		88,689	0.4
508,070		Texas Instruments, Inc		97,702	0.4
		Other		572,372	2.3
				1,251,526	5.1
SOFTWARE & SERVICES
349,813		Accenture plc		103,121	0.4
262,630	*	Adobe, Inc		153,807	0.6
481,316		Mastercard, Inc (Class A)		175,724	0.7
4,145,623		Microsoft Corp		1,123,049	4.6
646,367	*	PayPal Holdings, Inc		188,403	0.8
487,214	*	salesforce.com, Inc		119,012	0.5
931,121		Visa, Inc (Class A)		217,715	0.9
		Other		1,514,667	6.2
				3,595,498	14.7
TECHNOLOGY HARDWARE & EQUIPMENT
8,636,417		Apple, Inc		1,182,844	4.9
2,324,570		Cisco Systems, Inc		123,202	0.5
		Other		321,161	1.3
				1,627,207	6.7
TELECOMMUNICATION SERVICES
3,929,195		AT&T, Inc		113,082	0.5
2,279,444		Verizon Communications, Inc		127,717	0.5
		Other		72,018	0.3
				312,817	1.3
TRANSPORTATION				493,048	2.0
UTILITIES				573,128	2.3
		TOTAL COMMON STOCKS	(Cost $7,971,840)	24,311,042	99.5

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1)	5	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				58,397	0.2
REPURCHASE AGREEMENT				1,335	0.0
TREASURY DEBT				47,479	0.2

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	53

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2021

Shares		Company		Value (000)	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
116,515,033	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	$116,515	0.5%
				116,515	0.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $223,726)	223,726	0.9

		TOTAL PORTFOLIO	(Cost $8,195,575)	24,534,781	100.4
		OTHER ASSETS & LIABILITIES, NET		(102,186)	(0.4)
		NET ASSETS		$24,432,595	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities on loan is $203,067,822. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,056,432 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation	)
Russell 2000 E Mini Index	18	09/17/21	$ 2,084	$ 2,077	$ (7)
S&P 500 E Mini Index	453	09/17/21	95,939	97,137	1,198
Total	471		$98,023	$99,214	$ 1,191

54	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2021

Principal	Issuer			Value (000)	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS				$3,736	0.0%
CAPITAL GOODS				6,441	0.1
COMMERCIAL & PROFESSIONAL SERVICES				7,939	0.1
CONSUMER DURABLES & APPAREL				386	0.0
CONSUMER SERVICES				6,079	0.0
DIVERSIFIED FINANCIALS				2,621	0.0
ENERGY				5,078	0.0
FOOD, BEVERAGE & TOBACCO				2,471	0.0
HEALTH CARE EQUIPMENT & SERVICES				13,206	0.1
HOUSEHOLD & PERSONAL PRODUCTS				722	0.0
INSURANCE				5,304	0.0
MATERIALS				8,450	0.1
MEDIA & ENTERTAINMENT				14,023	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,782	0.1
REAL ESTATE				1,352	0.0
RETAILING				1,484	0.0
SOFTWARE & SERVICES				6,621	0.1
TECHNOLOGY HARDWARE & EQUIPMENT				3,491	0.0
TELECOMMUNICATION SERVICES				617	0.0
TRANSPORTATION				620	0.0
UTILITIES				873	0.0
		TOTAL BANK LOAN OBLIGATIONS	(Cost $101,938)	101,296	0.7
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS				56,525	0.4
BANKS
$61,800,000	Bank of America Corp		2.592%, 04/29/31	63,712	0.5
49,250,000	Citigroup, Inc		2.666%, 01/29/31	50,828	0.4
44,675,000	JPMorgan Chase & Co		2.739%, 10/15/30	46,757	0.3
	Other			1,057,596	7.4
				1,218,893	8.6
CAPITAL GOODS				214,124	1.5
COMMERCIAL & PROFESSIONAL SERVICES				40,833	0.3
CONSUMER DURABLES & APPAREL				1,995	0.0
CONSUMER SERVICES				115,062	0.8

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2021

Principal		Issuer		Value (000)	% of net assets
DIVERSIFIED FINANCIALS
$35,700,000		GE Capital International Funding Co	4.418%, 11/15/35	$42,786	0.3%
37,625,000		Morgan Stanley	3.125%, 07/27/26	40,766	0.3
		Other		436,733	3.1
				520,285	3.7
ENERGY				543,344	3.8
FOOD & STAPLES RETAILING				68,831	0.5
FOOD, BEVERAGE & TOBACCO				162,509	1.2
HEALTH CARE EQUIPMENT & SERVICES				283,356	2.0
HOUSEHOLD & PERSONAL PRODUCTS				4,775	0.0
INSURANCE				186,688	1.3
MATERIALS				192,328	1.4
MEDIA & ENTERTAINMENT				374,077	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				265,396	1.9
REAL ESTATE				303,251	2.1
RETAILING				74,429	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				127,935	0.9
SOFTWARE & SERVICES				163,293	1.2
TECHNOLOGY HARDWARE & EQUIPMENT				93,854	0.6
TELECOMMUNICATION SERVICES				455,410	3.2
TRANSPORTATION				80,593	0.6
UTILITIES				516,867	3.6
		TOTAL CORPORATE BONDS	(Cost $5,746,848)	6,064,653	42.8

GOVERNMENT BONDS
AGENCY SECURITIES				80,058	0.6
FOREIGN GOVERNMENT BONDS				777,050	5.5
MORTGAGE BACKED
244,503,746	i	Federal Home Loan Mortgage Corp
		(FHLMC)	2.000%–9.803%, 10/15/33–02/25/51	172,004	1.3
51,178,905		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 08/01/46	55,574	0.4
57,711,057		FGLMC	3.000%, 01/01/47	61,046	0.4
48,081,191		FGLMC	3.000%, 02/01/47	50,939	0.4
185,762,839		FGLMC	3.500%–8.000%, 05/01/23–11/01/48	203,426	1.5
86,350,000		Federal National Mortgage Association (FNMA)	2.000%, 07/25/35	89,064	0.6
85,650,000	h	FNMA	2.000%, 08/25/35	88,216	0.6
79,983,358		FNMA	3.000%, 02/25/48	84,372	0.6
86,200,000	h	FNMA	2.000%, 09/25/50	88,927	0.6
56,750,000		FNMA	2.000%, 07/25/51	57,300	0.4
149,220,000		FNMA	2.500%, 07/25/51	154,338	1.1
112,000,000	h	FNMA	3.000%, 07/25/50	116,745	0.8
206,850,000		FNMA	2.000%, 08/25/50	208,450	1.5

56	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2021

Principal		Issuer			Value (000)	% of net assets
MORTGAGE BACKED—continued
$313,600,000	h	FNMA		2.500%, 08/25/50	$323,743	2.3%
61,500,000	h	FNMA		3.000%, 08/25/51	64,065	0.5
720,359,311	i	FNMA	2.000%–9.000%, 07/01/24–02/25/51		712,351	4.8
64,950,000		Government National Mortgage Association (GNMA)		2.000%, 07/20/51	66,148	0.5
199,050,000		GNMA		2.500%, 07/20/51	205,986	1.5
49,000,000	h	GNMA		2.000%, 08/20/51	49,813	0.4
44,250,000	h	GNMA		2.500%, 08/20/50	45,711	0.3
152,380,000	h	GNMA		3.000%, 08/20/51	158,931	1.1
		Other			48,138	0.3
					3,105,287	21.9
MUNICIPAL BONDS					413,050	2.9
U.S. TREASURY SECURITIES
35,680,000		United States Treasury Bond		3.000%, 05/15/45	42,077	0.3
41,710,000		United States Treasury Bond		2.875%, 08/15/45	48,217	0.3
52,140,000		United States Treasury Bond		2.500%, 05/15/46	56,486	0.4
51,995,000		United States Treasury Bond		3.000%, 08/15/48	62,081	0.4
138,929,000		United States Treasury Bond	2.750%–4.750%, 02/15/27–11/15/48		175,111	1.2
79,581,000		United States Treasury Note		0.250%, 11/15/23	79,447	0.6
59,549,000		United States Treasury Note		0.250%, 06/15/24	59,186	0.4
45,875,000		United States Treasury Note		0.500%, 10/31/27	44,106	0.3
70,655,000		United States Treasury Note		0.625%, 11/30/27	68,392	0.5
192,160,000		United States Treasury Note	0.125%–2.375%, 08/31/22–05/15/51		188,546	1.4
		Other			34,914	0.2
					858,563	6.0
			TOTAL GOVERNMENT BONDS	(Cost $5,059,059)	5,234,008	36.9

STRUCTURED ASSETS
ASSET BACKED
50,500,000		Chase Issuance Trust Series - 2020 A1 (Class A1)		1.530%, 01/15/25	51,488	0.4
44,800,000		Verizon Owner Trust Series - 2020 A (Class A1A)		1.850%, 07/22/24	45,573	0.3
		Other			1,067,616	7.5
					1,164,677	8.2
OTHER MORTGAGE BACKED					1,153,885	8.1
			TOTAL STRUCTURED ASSETS	(Cost $2,276,827)	2,318,562	16.3
			TOTAL BONDS	(Cost $13,082,734)	13,617,223	96.0

Shares		Company

COMMON STOCKS
TELECOMMUNICATION SERVICES					78	0.0
			TOTAL COMMON STOCKS	(Cost $462)	78	0.0

PREFERRED STOCKS
BANKS					18,360	0.1
			TOTAL PREFERRED STOCKS	(Cost $63,411)	18,360	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2021

Principal		Issuer			Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$96,221,000		Federal Home Loan Bank (FHLB)		0.006–0.035%, 07/07/21	$96,221	0.7%
106,015,000		FHLB		0.002–0.087%, 07/09/21	106,014	0.7
69,525,000		FHLB		0.003–0.020%, 07/14/21	69,524	0.5
40,282,000		FHLB		0.004–0.023%, 07/16/21	40,282	0.3
59,315,000		FHLB		0.005–0.090%, 07/21/21	59,314	0.4
50,166,000		FHLB		0.005–0.010%, 07/28/21	50,165	0.4
54,071,000		FHLB		0.010–0.079%, 07/30/21	54,070	0.4
46,235,000		FHLB		0.005–0.050%, 08/06/21	46,233	0.3
60,303,000		FHLB		0.005–0.050%, 08/11/21	60,300	0.4
42,400,000		FHLB		0.010–0.054%, 08/13/21	42,398	0.3
87,105,000		FHLB		0.034%, 11/10/21	87,086	0.6
68,130,000		Tennessee Valley Authority (TVA)		0.009%, 07/21/21	68,129	0.5
		Other			699,502	4.9
					1,479,238	10.4
TREASURY DEBT
198,136,000		United States Treasury Bill		0.005–0.082%, 07/01/21	198,136	1.4
88,342,000		United States Treasury Bill		0.005–0.040%, 07/06/21	88,342	0.6
50,000,000		United States Treasury Bill		0.086%, 07/08/21	50,000	0.3
84,000,000		United States Treasury Bill		0.013–0.046%, 07/13/21	83,999	0.6
56,160,000		United States Treasury Bill		0.006–0.053%, 07/20/21	56,158	0.4
		Other			81,915	0.6
					558,550	3.9

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
27,953,511	c	State Street Navigator Securities Lending Government Money Market Portfolio		0.020%	27,954	0.2
					27,954	0.2
			TOTAL SHORT-TERM INVESTMENTS	(Cost $2,065,756)	2,065,742	14.5

			TOTAL PORTFOLIO	(Cost $15,314,301)	15,802,699	111.3
		OTHER ASSETS & LIABILITIES, NET			(1,608,301)	(11.3)
			NET ASSETS		$14,194,398	100.0%

c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities on loan is $26,904,444. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,787,926,697 or 19.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

58	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2021

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Chicago Board of Trade	(2,500)	09/21/21	$(363,099)	$(368,008)	$(4,909)

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$3,916	EUR	3,248	Australia and New Zealand Banking Group	07/21/21	$63
	$584	EUR	479	Australia and New Zealand Banking Group	07/30/21	16
	$584	EUR	480	Australia and New Zealand Banking Group	07/30/21	14
	$499	EUR	408	Australia and New Zealand Banking Group	07/30/21	15
	$484	EUR	408	Australia and New Zealand Banking Group	07/30/21	0 ^
	$1,834	NZD	2,545	Australia and New Zealand Banking Group	07/30/21	55
	$1,293	THB	41,444	Australia and New Zealand Banking Group	07/30/21	0 ^
AUD	359		$278	Australia and New Zealand Banking Group	07/30/21	(8)
EUR	425		$504	Australia and New Zealand Banking Group	07/07/21	(0)^
EUR	582		$704	Australia and New Zealand Banking Group	07/30/21	(13)
EUR	1,364		$1,623	Australia and New Zealand Banking Group	07/30/21	(5)
EUR	1,677		$1,999	Australia and New Zealand Banking Group	07/30/21	(9)
Total						$128
	$853	AUD	1,102	Bank of America	07/30/21	$26
EUR	2,355		$2,874	Bank of America	07/30/21	(80)
GBP	30		$42	Bank of America	07/30/21	(0)^
JPY	215,307		$1,953	Bank of America	07/30/21	(15)
Total						$(69)
	$5,085	KRW	5,726,935	Citibank N.A.	07/30/21	$17
	$907	PLN	3,421	Citibank N.A.	07/30/21	10
Total						$27

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2021

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$4,986	AUD	6,415	Morgan Stanley	07/30/21	$175
	$101,469	EUR	83,749	Morgan Stanley	07/30/21	2,100
	$597	EUR	487	Morgan Stanley	07/30/21	20
	$2,293	GBP	1,645	Morgan Stanley	07/30/21	17
	$4,040	NOK	33,603	Morgan Stanley	07/30/21	137
NOK	8,259		$1,002	Morgan Stanley	07/30/21	(43)
Total						$2,406
	$6,849	CAD	8,474	Toronto Dominion Bank	07/30/21	$13
	$791	CAD	957	Toronto Dominion Bank	07/30/21	19
	$19,400	CNY	125,620	Toronto Dominion Bank	07/30/21	15
	$288	EUR	240	Toronto Dominion Bank	07/30/21	4
	$878	EUR	720	Toronto Dominion Bank	07/30/21	23
	$2,279	EUR	1,912	Toronto Dominion Bank	07/30/21	11
	$21,351	GBP	15,357	Toronto Dominion Bank	07/30/21	106
	$1,395	ILS	4,547	Toronto Dominion Bank	07/30/21	0 ^
	$36,466	JPY	3,957,988	Toronto Dominion Bank	07/30/21	830
	$357	SEK	2,984	Toronto Dominion Bank	07/30/21	8
EUR	1,426		$1,736	Toronto Dominion Bank	07/30/21	(44)
EUR	244		$296	Toronto Dominion Bank	07/30/21	(6)
JPY	213,504		$1,949	Toronto Dominion Bank	07/30/21	(27)
	$481	ZAR	6,878	Toronto Dominion Bank	07/30/21	2
Total						$954
Total						$3,446

^	Amount represents less than $1,000.

Abbreviation(s):
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Yuan	KRW	South Korean Won	THB	Thailand Baht
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	Pound Sterling	NZD	New Zealand Dollar

Centrally cleared credit default swap contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Frequency of payments	Notional amount	*	Value	Upfront premiums paid (received)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAIGS36V
1-5 Year Index	1.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/26	Quarterly	$75,000		$(2,011)	$(1,872)	$(6)	$(139)
*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

60	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$15,580,000		Montefiore Medical Center	2.895%, 04/20/32	$17,013	0.2%
3,000,000		Private Export Funding Corp (PEFCO)	3.250%, 06/15/25	3,262	0.0
3,289,474		Reliance Industries Ltd	2.444%, 01/15/26	3,427	0.0
5,000,000		United States International Development Finance Corp	1.490%, 08/15/31	5,027	0.1
				28,729	0.3
MORTGAGE BACKED
20,894,827		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	22,172	0.3
10,382,979		GNMA	3.650%, 02/15/32	11,247	0.2
2,306,411		GNMA	3.380%, 07/15/35	2,449	0.0
2,992,165		GNMA	3.870%, 10/15/36	3,238	0.1
39,055,520		GNMA	1.730%, 07/15/37	39,047	0.5
57,723,503		GNMA	4.250%, 09/15/38	62,482	0.8
24,734,307		GNMA	1.650%, 07/15/42	24,277	0.3
26,619,539		GNMA	2.750%, 01/15/45	28,608	0.4
				193,520	2.6
U.S. TREASURY SECURITIES
111,427,715	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	114,298	1.5
339,006,160	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	351,328	4.7
351,621,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	367,369	4.9
254,737,080	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	269,459	3.6
257,553,135	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	273,977	3.7
159,332,635	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	171,594	2.3
215,948,280	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	232,757	3.1
182,713,375	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	196,469	2.7
205,518,500	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/24	221,476	3.0
183,733,600	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	198,849	2.7
279,393,146	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	324,653	4.4
167,444,820	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/25	180,716	2.4
222,912,360	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	244,742	3.3
290,163,900	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/25	315,746	4.2
238,796,339	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	265,170	3.6
138,987,624	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	163,511	2.2
117,074,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/26	127,349	1.7
164,843,880	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	180,480	2.4
232,653,020	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	257,491	3.5
127,358,218	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	155,994	2.1
126,059,010	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	140,575	1.9
222,424,980	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	249,351	3.4
219,706,560	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	265,507	3.6
117,239,547	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	158,067	2.1
136,140,800	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	156,200	2.1
199,837,260	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	231,213	3.1
146,609,829	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	188,829	2.5
211,271,364	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	297,070	4.0
195,179,380	k	United States Treasury Inflation Indexed Bonds	0.250%, 07/15/29	217,122	2.9
160,841,950	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/30	176,547	2.4

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	61

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account ■ June 30, 2021

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES—continued
127,559,250	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/30	$140,707	1.9%
155,891,200	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/31	171,543	2.3
91,149,672	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	134,411	1.8
24,704,600	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	36,812	0.5
15,382,050	k	United States Treasury Inflation Indexed Bonds	0.125%, 02/15/51	16,885	0.2
				7,194,267	96.7
		TOTAL GOVERNMENT BONDS	(Cost $6,778,441)	7,416,516	99.6

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
3,642,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%, 07/01/21	3,642	0.0
1,232,000		Federal Farm Credit Bank (FFCB)	0.003%, 07/26/21	1,232	0.0
3,907,000		Federal Home Loan Bank (FHLB)	0.005%, 07/07/21	3,907	0.1
3,030,000		FHLB	0.040%, 07/16/21	3,030	0.0
				11,811	0.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,811)	11,811	0.1

		TOTAL PORTFOLIO	(Cost $6,790,252)	7,428,327	99.7
		OTHER ASSETS & LIABILITIES, NET		20,655	0.3
		NET ASSETS		$7,448,982	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Chicago Board of Trade	(75)	09/21/21	$(13,924)	$(14,451)	$(527)

62	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2021

Principal	Issuer			Value (000)	% of net assets
BANK LOAN OBLIGATIONS
	INDUSTRIALS			$15,860	0.1%
		TOTAL BANK LOAN OBLIGATIONS	(Cost $15,840)	15,860	0.1
	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS			24,993	0.2
	BANKS			664,426	3.5
	CAPITAL GOODS			80,054	0.4
	COMMERCIAL & PROFESSIONAL SERVICES			25,574	0.1
	CONSUMER DURABLES & APPAREL			6,755	0.0
	CONSUMER SERVICES			108,280	0.6
	DIVERSIFIED FINANCIALS			325,918	1.7
	ENERGY			139,086	0.7
	FOOD & STAPLES RETAILING			12,938	0.1
	FOOD, BEVERAGE & TOBACCO			21,993	0.2
	HEALTH CARE EQUIPMENT & SERVICES			27,884	0.2
	HOUSEHOLD & PERSONAL PRODUCTS			25,553	0.2
	INSURANCE			165,694	0.9
	MATERIALS			134,517	0.7
	MEDIA & ENTERTAINMENT			34,075	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				81,693	0.4
	REAL ESTATE			157,360	0.8
	RETAILING			19,520	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				14,332	0.1
	SOFTWARE & SERVICES			55,600	0.3
	TECHNOLOGY HARDWARE & EQUIPMENT			20,409	0.1
	TELECOMMUNICATION SERVICES			74,254	0.4
	TRANSPORTATION			55,988	0.3
	UTILITIES			866,465	4.6
		TOTAL CORPORATE BONDS	(Cost $3,042,111)	3,143,361	16.7
	GOVERNMENT BONDS
	AGENCY SECURITIES			308,566	1.6
	FOREIGN GOVERNMENT BONDS			616,179	3.3

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	63

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED
$71,625,000		Federal National Mortgage Association (FNMA)	2.500%, 07/25/51	$74,082	0.4%
72,350,000		FNMA	3.000%, 07/25/50	75,415	0.4
87,500,000		FNMA	2.000%, 08/25/50	88,177	0.5
150,550,000	h	FNMA	2.500%, 08/25/50	155,419	0.8
556,051,753	i	FNMA	1.561%–8.000%, 07/01/24–08/25/51	557,519	3.0
116,000,000		Government National Mortgage Association (GNMA)	2.500%, 07/20/51	120,042	0.7
89,965,000	h	GNMA	3.000%, 08/20/51	93,832	0.5
151,994,436		GNMA	2.000%–6.500%, 06/01/21–08/20/51	155,880	0.8
		Other		143,122	0.7
				1,463,488	7.8
MUNICIPAL BONDS				614,103	3.3
U.S. TREASURY SECURITIES
106,383,000		United States Treasury Note	0.875%, 06/30/26	106,333	0.6
72,400,000		United States Treasury Note	1.625%, 05/15/31	73,509	0.4
164,921,400		United States Treasury Note	1.875%, 02/15/51	157,397	0.8
292,440,000		United States Treasury Note	0.125%–2.875%, 06/01/21–05/15/51	294,709	1.6
		Other		52,994	0.2
				684,942	3.6
		TOTAL GOVERNMENT BONDS	(Cost $3,575,305)	3,687,278	19.6

STRUCTURED ASSETS
ASSET BACKED				250,577	1.4
OTHER MORTGAGE BACKED				398,583	2.1
		TOTAL STRUCTURED ASSETS	(Cost $635,381)	649,160	3.5
		TOTAL BONDS	(Cost $7,252,797)	7,479,799	39.9

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
185,936	*	Tesla, Inc		126,381	0.7
		Other		124,958	0.6
				251,339	1.3
BANKS				556,643	3.0
CAPITAL GOODS				747,969	4.0
COMMERCIAL & PROFESSIONAL SERVICES				201,649	1.1
CONSUMER DURABLES & APPAREL
473,779		Nike, Inc (Class B)		73,194	0.4
		Other		164,632	0.9
				237,826	1.3
CONSUMER SERVICES
541,471		Starbucks Corp		60,542	0.3
		Other		201,487	1.1
				262,029	1.4

64	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2021

Shares		Company	Value (000)	% of net assets
DIVERSIFIED FINANCIALS
344,957		American Express Co	$56,997	0.3%
70,239		BlackRock, Inc	61,457	0.3
666,839		Morgan Stanley	61,143	0.3
137,131		S&P Global, Inc	56,285	0.3
		Other	468,087	2.5
			703,969	3.7
ENERGY
547,935		Chevron Corp	57,391	0.3
		Other	318,025	1.7
			375,416	2.0
FOOD & STAPLES RETAILING			97,456	0.5
FOOD, BEVERAGE & TOBACCO
1,379,415		Coca-Cola Co	74,640	0.4
575,939		Nestle S.A.	71,789	0.4
507,771		PepsiCo, Inc	75,237	0.4
		Other	173,269	0.9
			394,935	2.1
HEALTH CARE EQUIPMENT & SERVICES
260,946		Danaher Corp	70,027	0.4
		Other	591,747	3.1
			661,774	3.5
HOUSEHOLD & PERSONAL PRODUCTS
713,763		Procter & Gamble Co	96,308	0.5
		Other	185,148	1.0
			281,456	1.5
INSURANCE			363,470	1.9
MATERIALS			504,938	2.7
MEDIA & ENTERTAINMENT
464,929	*	Walt Disney Co	81,721	0.4
Other			474,731	2.6
			556,452	3.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
791,094		Bristol-Myers Squibb Co	52,861	0.3
304,328		Eli Lilly & Co	69,849	0.4
146,375		Roche Holding AG.	55,160	0.3
134,865		Thermo Fisher Scientific, Inc	68,035	0.4
		Other	556,320	2.9
			802,225	4.3
REAL ESTATE
224,579		American Tower Corp	60,668	0.3
Other			332,868	1.8
			393,536	2.1

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2021

Shares		Company		Value (000)	% of net assets
RETAILING
311,980		Home Depot, Inc		$99,487	0.5%
246,468		Target Corp		59,581	0.3
		Other		300,758	1.6
				459,826	2.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
438,343		Applied Materials, Inc		62,420	0.3
87,063		ASML Holding NV		60,101	0.3
1,394,054		Intel Corp		78,262	0.4
81,288		Lam Research Corp		52,894	0.3
153,806		NVIDIA Corp		123,060	0.7
372,911		Texas Instruments, Inc		71,711	0.4
		Other		64,949	0.3
				513,397	2.7
SOFTWARE & SERVICES
247,285		Accenture plc		72,897	0.4
153,735	*	Adobe, Inc		90,033	0.5
421,595		International Business Machines Corp		61,802	0.3
126,086		Intuit, Inc		61,804	0.3
261,676		Mastercard, Inc (Class A)		95,535	0.5
1,469,591		Microsoft Corp		398,112	2.1
337,596	*	PayPal Holdings, Inc		98,402	0.5
316,631	*	salesforce.com, Inc		77,343	0.4
		Other		534,270	2.9
				1,490,198	7.9
TECHNOLOGY HARDWARE & EQUIPMENT
1,479,074		Cisco Systems, Inc		78,391	0.4
		Other		287,379	1.5
				365,770	1.9
TELECOMMUNICATION SERVICES
1,373,953		Verizon Communications, Inc		76,983	0.4
		Other		143,610	0.8
				220,593	1.2
TRANSPORTATION				267,961	1.4
UTILITIES				276,801	1.5
		TOTAL COMMON STOCKS	(Cost $7,476,406)	10,987,628	58.4

PREFERRED STOCKS
BANKS				15,150	0.1
INSURANCE				4,867	0.0
REAL ESTATE				27,611	0.1
UTILITIES				20,888	0.1
		TOTAL PREFERRED STOCKS	(Cost $88,178)	68,516	0.3

66	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$90,632,000		Federal Home Loan Bank (FHLB)	0.040%, 07/21/21	$90,631	0.5%
		Other		738,302	3.9
				828,933	4.4
TREASURY DEBT
75,000,000		United States Treasury Bill	0.020–0.023%, 07/06/21	75,000	0.4
52,890,000		United States Treasury Bill	0.025–0.026%, 07/08/21	52,889	0.3
		Other		93,866	0.5
				221,755	1.2

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
166,302,420	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	166,302	0.9
				166,302	0.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,217,012)	1,216,990	6.5

		TOTAL PORTFOLIO	(Cost $16,050,233)	19,768,793	105.1
		OTHER ASSETS & LIABILITIES, NET		(962,773)	(5.1)
		NET ASSETS		$18,806,020	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities on loan is $243,507,798. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,925,245,737 or 10.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	67

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ■  June 30, 2021

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows (dollar amounts are in thousands):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation	)
	$9,930	EUR	8,236	Australia and New Zealand Banking Group	07/21/21	$160
	$3,019	EUR	2,471	Australia and New Zealand Banking Group	07/30/21	87
Total						$247

Abbreviation(s):

EUR	Euro

68	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2021

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$107,613,000	Federal Farm Credit Bank (FFCB)	0.010%–3.050%, 07/01/21–01/27/22	$107,649	1.2%
152,398,000	Federal Home Loan Bank (FHLB)	0.010%, 07/02/21	152,398	1.7
156,710,000	FHLB	0.010%, 07/07/21	156,710	1.8
168,750,000	FHLB	0.010%, 07/09/21	168,750	1.9
105,161,000	FHLB	0.010%, 07/12/21	105,160	1.2
134,400,000	FHLB	0.050%, 07/12/21	134,400	1.5
77,495,000	FHLB	0.010%, 07/15/21	77,494	0.9
176,782,000	FHLB	0.010%, 07/21/21	176,780	2.0
110,383,000	FHLB	0.010%, 07/23/21	110,381	1.2
78,275,000	FHLB	0.010%, 07/26/21	78,274	0.9
105,628,000	FHLB	0.010%, 07/28/21	105,627	1.2
87,291,000	FHLB	0.010%, 07/30/21	87,290	1.0
65,000,000	FHLB	0.050%, 08/02/21	65,000	0.7
67,220,000	FHLB	0.015%, 08/09/21	67,220	0.8
90,187,000	FHLB	0.010%, 08/11/21	90,183	1.0
78,523,000	FHLB	0.010%, 08/13/21	78,521	0.9
114,100,000	FHLB	0.010%, 08/25/21	114,098	1.3
73,935,000	FHLB	0.010%, 08/27/21	73,933	0.8
79,358,000	FHLB	0.010%, 09/29/21	79,349	0.9
923,254,000	FHLB	0.010%–3.000%, 07/01/21–11/29/21	923,377	10.5
145,688,000	Federal National Mortgage Association (FNMA)	0.000%–1.850%, 07/07/21–10/07/21	145,769	1.7
	Other		48,120	0.6
			3,146,483	35.7
TREASURY DEBT
122,930,000	United States Cash Management Bill	0.010%, 10/26/21	122,911	1.4
378,800,000	United States Treasury Bill	0.010%, 07/06/21	378,798	4.3
134,737,000	United States Treasury Bill	0.010%, 07/08/21	134,737	1.5
236,691,000	United States Treasury Bill	0.010%, 07/13/21	236,690	2.7
148,600,000	United States Treasury Bill	0.010%, 07/15/21	148,600	1.7
188,198,000	United States Treasury Bill	0.010%, 07/20/21	188,196	2.1
268,458,000	United States Treasury Bill	0.010%, 07/22/21	268,453	3.0
149,048,000	United States Treasury Bill	0.010%, 07/27/21	149,044	1.7
298,884,000	United States Treasury Bill	0.010%, 07/29/21	298,868	3.4
280,014,000	United States Treasury Bill	0.010%, 08/03/21	280,007	3.2
220,599,000	United States Treasury Bill	0.010%, 08/05/21	220,589	2.5
251,584,000	United States Treasury Bill	0.010%, 08/10/21	251,578	2.8
215,537,000	United States Treasury Bill	0.010%, 08/12/21	215,534	2.4
85,313,000	United States Treasury Bill	0.010%, 08/17/21	85,310	1.0
227,379,000	United States Treasury Bill	0.010%, 08/19/21	227,376	2.6
91,819,000	United States Treasury Bill	0.010%, 08/24/21	91,816	1.0
270,216,000	United States Treasury Bill	0.010%, 08/26/21	270,212	3.1
173,755,000	United States Treasury Bill	0.010%, 08/31/21	173,750	2.0
78,001,000	United States Treasury Bill	0.010%, 09/23/21	77,994	0.9
179,994,000	United States Treasury Bill	0.010%, 10/21/21	179,972	2.0
137,437,000	United States Treasury Bill	0.010%–0.010%, 07/01/21–09/30/21	137,425	1.6
	Other		46,643	0.5
			4,184,503	47.4

See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	69

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ■  June 30, 2021

Principal		Issuer		Value (000)	% of net assets
VARIABLE RATE SECURITIES
$64,000,000	i	Federal Farm Credit Bank (FFCB), SOFR + 0.055%	0.105%, 10/15/21	$64,000	0.7%
64,000,000	i	FFCB, SOFR + 0.070%	0.120%, 02/17/22	64,000	0.7
101,000,000	i	FFCB, SOFR + 0.040%	0.090%, 06/01/22	101,001	1.2
85,000,000	i	FFCB, SOFR + 0.045%	0.095%, 09/08/22	84,995	1.0
316,287,000	i	FFCB, SOFR + 0.035%–SOFR + 0.190%	0.085%–0.240%, 08/04/21–05/12/23	316,301	3.5
73,000,000	i	Federal Home Loan Bank (FHLB), SOFR + 0.120%	0.170%, 10/13/21	73,000	0.8
65,000,000	i	FHLB, SOFR + 0.065%	0.115%, 12/21/21	65,000	0.8
84,000,000	i	FHLB, SOFR + 0.080%	0.130%, 02/22/22	84,000	1.0
64,000,000	i	FHLB, SOFR + 0.055%	0.105%, 05/13/22	64,000	0.7
63,500,000	i	FHLB, SOFR + 0.045%	0.095%, 07/29/22	63,500	0.7
64,000,000	i	FHLB, SOFR + 0.085%	0.135%, 10/05/22	64,000	0.7
101,350,000	i	FHLB, SOFR + 0.060%	0.110%, 12/08/22	101,372	1.2
157,550,000	i	FHLB, SOFR + 0.010%–SOFR + 0.100%	0.060%–0.150%, 07/09/21–05/19/23	157,550	1.8
64,750,000	i	Federal Home Loan Mortgage Corp (FHLMC), SOFR + 0.095%	0.145%, 08/19/22	64,751	0.7
98,600,000	i	FHLMC, SOFR + 0.190%–SOFR + 0.300%	0.240%–0.350%, 07/23/21–06/02/22	98,614	1.1
143,500,000	i	Federal National Mortgage Association (FNMA), SOFR + 0.120%–SOFR + 0.320%	0.170%–0.370%, 10/22/21–07/29/22	143,543	1.6
		Other		17,247	0.2
				1,626,874	18.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $8,957,860)	8,957,860	101.5

		TOTAL PORTFOLIO	(Cost $8,957,860)	8,957,860	101.5
		OTHER ASSETS & LIABILITIES, NET		(134,840)	(1.5)
		NET ASSETS		$8,823,020	100.0%

Abbreviation(s):
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

70	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2021 Semiannual Report	71

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund  ■  June 30, 2021

(amounts in thousands, except accumulation unit value)		Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
ASSETS
Portfolio investments, at value*†		$140,061,365	$28,026,337	$39,007,303	$24,534,781	$15,802,699	$7,428,327	$19,768,793	$8,957,860
Affiliated investments, at value‡		204,476	–	–	–	–	–	–	–
Total portfolio investments, at value		140,265,841	28,026,337	39,007,303	24,534,781	15,802,699	7,428,327	19,768,793	8,957,860
Cash#		70,705	5,533	–	–	113,579	1,044	33,851	–
Cash – foreign^		58,868	8,295	561	–	2,366	–	1,726	–
Dividends and interest receivable		170,359	35,837	10,295	14,614	73,633	19,757	59,215	1,430
Receivable from securities transactions		854,993	353,116	310,064	5,768	25,004	–	26,877	–
Receivable for delayed delivery securities		2,320	–	–	–	1,202,803	–	618,945	–
Due from affiliates		–	9,251	–	–	–	577	1,788	–
Receivable for variation margin on open futures contracts		17,196	454	–	1,191	–	–	–	–
Unrealized appreciation on forward foreign currency contracts		5,556	–	–	–	3,696	–	247	–
Other		24,690	5,634	3,684	3,425	3,619	1,786	3,283	2,304
Total assets		141,470,528	28,444,457	39,331,907	24,559,779	17,227,399	7,451,491	20,514,725	8,961,594
LIABILITIES
Investment management fees payable		4,637	1,141	447	284	278	145	650	148
Service agreement fees payable		2,249	120	788	441	–	49	–	22
Payable for collateral for securities loaned		1,800,171	185,679	200,139	116,515	27,954	–	166,302	–
Payable for securities transactions		782,904	384,030	268,351	–	24,212	–	7,537	92,439
Payable for delayed delivery securities		135	–	–	–	2,966,494	–	1,531,807	–
Due to affiliates		156,977	–	8,647	6,175	6,391	–	–	43,661
Overdraft payable**		–	–	–	1,035	–	–	–	–
Written options◊		888	–	–	–	–	–	–	–
Payable for variation margin on futures contracts		–	–	–	–	4,904	527	–	–
Payable for variation margin on centrally cleared swap contracts		–	–	–	–	6	–	–	–
Unrealized depreciation on forward foreign currency contracts		826	–	–	–	250	–	–
Payable for trustee compensation		15,458	3,045	3,368	2,731	2,503	1,787	2,406	2,304
Other		27,504	2,640	5	3	9	1	3	–
Total liabilities		2,791,749	576,655	481,745	127,184	3,033,001	2,509	1,708,705	138,574
NET ASSETS		$138,678,779	$27,867,802	$38,850,162	$24,432,595	$14,194,398	$7,448,982	$18,806,020	$8,823,020
CLASS R1 (Accumulation):	Net assets	$16,655,133	$4,444,305	$7,133,059	$4,758,355	$2,253,269	$1,237,291	$2,795,400	$1,732,870
	Units outstanding	22,542	16,285	19,116	12,818	16,073	15,508	8,513	65,780
	Unit value	$738.83	$272.91	$373.14	$371.23	$140.19	$79.79	$328.39	$26.34
CLASS R2 (Accumulation):	Net assets	41,256,652	9,079,883	12,933,448	8,287,282	4,872,593	2,284,635	6,574,318	2,655,038
	Units outstanding	55,084	32,821	34,192	22,022	34,286	28,248	19,750	99,793
	Unit value	$748.97	$276.65	$378.26	$376.32	$142.12	$80.88	$332.89	$26.61
CLASS R3 (Accumulation):	Net assets	67,654,090	13,825,792	18,012,646	10,797,898	6,756,982	3,734,281	8,956,788	4,317,672
	Units outstanding	89,942	49,762	47,415	28,570	47,343	45,974	26,791	161,723
	Unit value	$752.20	$277.84	$379.90	$377.94	$142.72	$81.23	$334.32	$26.70
ANNUITY:	Net assets	$13,112,904	$517,822	$771,009	$589,060	$311,554	$192,775	$479,514	$117,440

* Includes securities loaned of		$2,423,710	$270,068	$299,775	$203,068	$26,904	$–	$243,508	$–
** Includes cash collateral for securities loaned of		$–	$1	$–	$–	$–	$–	$–	$–
# Includes cash collateral for mortgage dollar rolls of		$–	$–	$–	$–	$99,000	$–	$31,515	$–
† Portfolio investments; unaffiliated issuers cost		$105,762,425	$20,945,586	$27,315,903	$8,195,575	$15,314,301	$6,790,252	$16,050,233	$8,957,860
‡ Portfolio investments, affiliated issuers cost		$245,696	$–	$–	$–	$–	$–	$–	$–
^ Foreign cash, cost		$58,987	$8,327	$563	$–	$2,376	$–	$1,733	$–
◊ Written options premiums		$1,084	$–	$–	$–	$–	$–	$–	$–

72	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	73

Statements of operations (unaudited)

College Retirement Equities Fund  ■  For the period or year ended June 30, 2021

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,046,338	$238,974	$111,483	$143,976	$190	$–	$107,422	$–
Income from securities lending, net	13,486	1,633	1,733	886	38	2	1,007	–
Other	2,388	853	–	8	1,815	–	404	46
Interest*	499	59	7	3	162,796	173,725	77,558	3,982
Total income	1,062,711	241,519	113,223	144,873	164,839	173,727	186,391	4,028
EXPENSES
Investment management fees	64,762	9,333	6,646	1,781	4,697	1,059	4,278	1,784
Administrative – Class R1	21,124	5,584	8,838	5,935	3,000	1,583	3,549	2,486
Administrative – Class R2	29,489	6,406	9,065	5,843	3,668	1,675	4,689	2,191
Administrative – Class R3	43,779	7,473	9,938	6,067	4,035	2,156	5,073	2,800
Distribution fees – Class R1	7,937	2,098	3,321	2,231	1,125	594	1,333	931
Distribution fees – Class R2	11,142	2,420	3,425	2,208	1,385	633	1,771	827
Distribution fees – Class R3	15,700	2,682	3,562	2,176	1,443	772	1,818	998
Mortality and expense risk charges	3,312	648	907	574	358	181	447	244
Total expenses	197,245	36,644	45,702	26,815	19,711	8,653	22,958	12,261
Less: Expenses withheld by TIAA	–	–	–	–	–	–	–	(8,233)
Net expenses	197,245	36,644	45,702	26,815	19,711	8,653	22,958	4,028
Net investment income (loss)	865,466	204,875	67,521	118,058	145,128	165,074	163,433	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	9,803,555	1,583,295	3,752,552	805,281	75,011	28,750	892,403	8
Affiliated issuers	328	–	–	–	–	–	–	–
Purchased options	28,716	512	–	–	–	–	–	–
Written options	(17,441)	149	–	–	–	–	–	–
Futures contracts	223,514	52,474	–	9,600	(4,526)	539	–	–
Forward foreign currency contracts	(647)	–	–	–	(491)	–	(537)	–
Swap contracts	–	–	–	–	(2,915)	–	–	–
Foreign currency transactions	(13,378)	(1,132)	1,013	–	(1,126)	–	13	–
Net realized gain (loss) on total investments	10,024,647	1,635,298	3,753,565	814,881	65,953	29,289	891,879	8
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	5,873,822	864,603	716,792	2,296,780	(389,394)	(40,494)	280,193	–
Affiliated issuers	15,429	–	–	–	–	–	–	–
Purchased options	(234)	–	–	–	–	–	–	–
Written options	185	–	–	–	–	–	–	–
Futures contracts	(17,825)	(4,940)	–	(793)	(4,909)	(527)	–	–
Forward foreign currency contracts	8,002	–	–	–	7,682	–	1,185	–
Swap contracts	–	–	–	–	2,599	–	–	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(3,226)	(788)	(37)	–	(87)	–	(461)	–
Net change in unrealized appreciation (depreciation) on total investments	5,876,153	858,875	716,755	2,295,987	(384,109)	(41,021)	280,917	–
Net realized and unrealized gain (loss) on total investments	15,900,800	2,494,173	4,470,320	3,110,868	(318,156)	(11,732)	1,172,796	8
Net increase (decrease) in net assets from operations	$16,766,266	$2,699,048	$4,537,841	$3,228,926	$(173,028)	$153,342	$1,336,229	$8
* Net of foreign withholding taxes of unaffiliated issuers	$48,896	$13,037	$765	$18	$140	$–	$5,555	$–
† Includes net realized gain (loss) from securities sold to affiliates of	$502,723	$25,653	$40,738	$36,500	$–	$–	$3,673	$–
‡ Includes net change in unrealized foreign capital gains taxes of	$(13,293)	$(878)	$–	$–	$19	$–	$–	$–

74	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	75

Statements of changes in net assets

College Retirement Equities Fund   ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$865,466	$1,647,544	$204,875	$281,816	$67,521	$131,803
Net realized gain (loss) on total investments		10,024,647	5,199,417	1,635,298	877,243	3,753,565	6,136,719
Net change in unrealized appreciation (depreciation) on total investments		5,876,153	12,005,005	858,875	3,223,748	716,755	4,259,461
Net increase (decrease) in net assets from operations		16,766,266	18,851,966	2,699,048	4,382,807	4,537,841	10,527,983

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	218,786	401,380	112,082	139,187	129,770	302,936
	Class R2	403,121	805,365	249,946	231,542	139,833	346,985
	Class R3	738,318	1,526,195	891,677	633,822	258,853	659,126
Net transfers between CREF Accounts	Class R1	(66,758)	(474,595)	60,233	(101,456)	(22,502)	(216,714)
	Class R2	(289,960)	(389,766)	121,121	86,482	(157,917)	(96,224)
	Class R3	(58,424)	(862,544)	424,922	31,169	17,680	(269,931)
Withdrawals and death benefits	Class R1	(766,310)	(1,499,736)	(194,341)	(423,941)	(349,944)	(668,907)
	Class R2	(1,794,462)	(3,536,605)	(375,178)	(748,176)	(584,734)	(1,091,170)
	Class R3	(2,809,220)	(6,026,060)	(482,107)	(1,149,964)	(817,950)	(1,655,054)
Annuity payments:		(623,754)	(1,169,339)	(6,421)	(35,623)	(11,940)	(48,765)
Net increase (decrease) from participant transactions		(5,048,663)	(11,225,705)	801,934	(1,336,958)	(1,398,851)	(2,737,718)
Net increase (decrease) in net assets		11,717,603	7,626,261	3,500,982	3,045,849	3,138,990	7,790,265

NET ASSETS
Beginning of period		126,961,176	119,334,915	24,366,820	21,320,971	35,711,172	27,920,907
End of period		$138,678,779	$126,961,176	$27,867,802	$24,366,820	$38,850,162	$35,711,172

ACCUMULATION UNITS:
Units purchased:	Class R1	313,551	750,296	431,009	690,293	377,890	1,150,083
	Class R2	568,766	1,497,161	948,466	1,126,257	401,571	1,309,422
	Class R3	936,303	2,543,692	3,387,880	2,876,490	698,285	2,316,680
Units sold / transferred:	Class R1	(1,196,637)	(3,632,558)	(518,594)	(2,630,955)	(1,083,518)	(3,367,507)
	Class R2	(2,952,132)	(7,281,293)	(965,088)	(3,458,376)	(2,129,582)	(4,637,965)
	Class R3	(3,939,787)	(12,656,276)	(233,088)	(5,717,914)	(2,252,285)	(7,389,191)
Outstanding:
Beginning of period		173,838,288	192,617,266	95,817,222	102,931,427	104,710,446	115,328,924
End of period		167,568,352	173,838,288	98,867,807	95,817,222	100,722,807	104,710,446

76	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	77

Statements of changes in net assets	continued

College Retirement Equities Fund   ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$118,058	$279,702	$145,128	$350,697	$165,074	$96,089
Net realized gain (loss) on total investments		814,881	1,363,541	65,953	286,253	29,289	14,616
Net change in unrealized appreciation (depreciation) on total investments		2,295,987	2,028,165	(384,109)	459,062	(41,021)	415,592
Net increase (decrease) in net assets from operations		3,228,926	3,671,408	(173,028)	1,096,012	153,342	526,297

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	104,092	194,078	61,001	217,407	82,448	160,764
	Class R2	139,491	248,717	117,146	318,567	84,498	159,218
	Class R3	169,198	347,919	176,634	596,036	175,047	321,421
Net transfers between CREF Accounts	Class R1	16,171	(170,783)	10,530	83,391	33,536	44,448
	Class R2	(47,633)	(130,354)	(39,977)	256,928	39,724	128,028
	Class R3	89,596	(210,828)	(6,039)	260,450	111,629	181,520
Withdrawals and death benefits	Class R1	(217,259)	(461,461)	(162,569)	(317,040)	(85,367)	(147,653)
	Class R2	(385,512)	(778,664)	(323,573)	(633,037)	(153,892)	(285,131)
	Class R3	(470,477)	(1,115,170)	(484,909)	(1,015,615)	(220,192)	(469,097)
Annuity payments:		(19,328)	(42,421)	(6,007)	(30,278)	(3,304)	(18,632)
Net increase (decrease) from participant transactions		(621,661)	(2,118,967)	(657,763)	(263,191)	64,127	74,886
Net increase (decrease) in net assets		2,607,265	1,552,441	(830,791)	832,821	217,469	601,183

NET ASSETS
Beginning of period		21,825,330	20,272,889	15,025,189	14,192,368	7,231,513	6,630,330
End of period		$24,432,595	$21,825,330	$14,194,398	$15,025,189	$7,448,982	$7,231,513

ACCUMULATION UNITS:
Units purchased:	Class R1	301,935	733,048	437,658	1,590,164	1,046,676	2,133,720
	Class R2	397,725	957,051	828,887	2,298,506	1,058,455	2,093,085
	Class R3	444,879	1,232,194	1,178,991	4,051,035	2,135,850	4,028,507
Units sold / transferred:	Class R1	(580,575)	(2,366,813)	(1,092,131)	(1,708,690)	(659,852)	(1,372,803)
	Class R2	(1,240,273)	(3,475,139)	(2,575,720)	(2,748,719)	(1,434,677)	(2,089,147)
	Class R3	(1,046,446)	(4,979,337)	(3,400,329)	(5,469,527)	(1,312,465)	(3,819,802)
Outstanding:
Beginning of period		65,132,395	73,031,391	102,324,697	104,311,928	88,896,245	87,922,685
End of period		63,409,640	65,132,395	97,702,053	102,324,697	89,730,232	88,896,245

78	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	79

Statements of changes in net assets	concluded

College Retirement Equities Fund   ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$163,433	$302,263	$–	$37,081
Net realized gain (loss) on total investments		891,879	692,667	8	442
Net change in unrealized appreciation (depreciation) on total investments		280,917	1,060,607	–	–
Net increase (decrease) in net assets from operations		1,336,229	2,055,537	8	37,523

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	82,461	135,067	296,303	975,472
	Class R2	205,382	443,899	234,105	1,276,761
	Class R3	389,959	722,944	522,286	2,718,638
Net transfers between CREF Accounts	Class R1	27,115	(6,274)	(79,766)	163,240
	Class R2	65,247	211,036	(157,399)	537,084
	Class R3	138,578	257,112	(229,707)	688,582
Withdrawals and death benefits	Class R1	(112,698)	(249,570)	(484,743)	(1,078,924)
	Class R2	(279,405)	(532,111)	(629,482)	(1,571,024)
	Class R3	(442,292)	(763,007)	(1,237,996)	(3,174,935)
Annuity payments:		376	(37,146)	(7,729)	(15,428)
Net increase (decrease) from participant transactions		74,723	181,950	(1,774,128)	519,466
Net increase (decrease) in net assets		1,410,952	2,237,487	(1,774,120)	556,989

NET ASSETS
Beginning of period		17,395,068	15,157,581	10,597,140	10,040,151
End of period		$18,806,020	$17,395,068	$8,823,020	$10,597,140

ACCUMULATION UNITS:
Units purchased:	Class R1	260,931	499,272	11,247,699	37,043,012
	Class R2	640,540	1,630,433	8,799,106	48,014,917
	Class R3	1,167,990	2,567,063	19,296,173	101,258,332
Units sold / transferred:	Class R1	(270,460)	(941,610)	(21,428,841)	(34,767,224)
	Class R2	(668,758)	(1,210,391)	(29,575,837)	(38,866,180)
	Class R3	(908,115)	(1,870,709)	(54,707,835)	(92,751,729)
Outstanding:
Beginning of period		54,831,413	54,157,355	393,665,336	373,734,208
End of period		55,053,541	54,831,413	327,295,801	393,665,336

80	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	81

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[i]
STOCK ACCOUNT
Class R1:	6/30/21	#	$5.560		$1.623		$3.937		$83.066	$87.003	$651.830	$738.833	13.35%[c]	0.47%[d]		1.14%[d]		25%[c]		23		$16,655
	12/31/20		9.890		2.810		7.080		90.652	97.732	554.098	651.830	17.64	0.52		1.31		69		23		15,270
	12/31/19		11.125		2.749		8.376		109.873	118.249	435.849	554.098	27.13	0.55		1.67		60		26		14,577
	12/31/18		10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53		1.57		55		29		12,655
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48		33		15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56		36		14,174
Class R2:	6/30/21	#	5.633		1.085		4.548		84.171	88.719	660.256	748.975	13.44 [c]	0.31	[d]	1.30	[d]	25	[c]	55		41,257
	12/31/20		10.005		1.916		8.089		91.852	99.941	560.315	660.256	17.84	0.35		1.47		69		57		37,943
	12/31/19		11.240		1.772		9.468		110.979	120.447	439.868	560.315	27.38	0.35		1.86		60		63		35,441
	12/31/18		10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34		1.75		55		70		30,866
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48		78		38,159
	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56		86		33,996
Class R3:	6/30/21	#	5.659		0.906		4.753		84.518	89.271	662.928	752.199	13.47 [c]	0.26	[d]	1.35	[d]	25	[c]	90		67,654
	12/31/20		10.044		1.598		8.446		92.234	100.680	562.248	662.928	17.91	0.29		1.53		69		93		61,616
	12/31/19		11.279		1.507		9.772		111.324	121.096	441.152	562.248	27.45	0.30		1.92		60		103		57,944
	12/31/18		10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30		1.79		55		114		50,309
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48		124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56		136		53,821
GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/21	#	2.402		0.570		1.832		24.830	26.662	246.247	272.909	10.83 [c]	0.44	[d]	1.42	[d]	26	[c]	16		4,444
	12/31/20		3.467		1.009		2.458		42.730	45.188	201.059	246.247	22.48	0.50		1.23		63		16		4,032
	12/31/19		4.042		0.913		3.129		40.803	43.932	157.127	201.059	27.96	0.50		1.73		67		18		3,682
	12/31/18		3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53		1.54		77		20		3,154
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36		20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78		22		3,230
Class R2:	6/30/21	#	2.435		0.370		2.065		25.159	27.224	249.424	276.648	10.91 [c]	0.28	[d]	1.58	[d]	26	[c]	33		9,080
	12/31/20		3.505		0.678		2.827		43.288	46.115	203.309	249.424	22.68	0.33		1.39		63		33		8,190
	12/31/19		4.081		0.560		3.521		41.217	44.738	158.571	203.309	28.21	0.31		1.92		67		35		7,150
	12/31/18		3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35		1.73		77		38		6,104
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36		39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78		43		6,224
Class R3:	6/30/21	#	2.445		0.304		2.141		25.264	27.405	250.434	277.839	10.94 [c]	0.23	[d]	1.63	[d]	26	[c]	50		13,826
	12/31/20		3.517		0.561		2.956		43.466	46.422	204.012	250.434	22.75	0.27		1.45		63		47		11,672
	12/31/19		4.095		0.465		3.630		41.347	44.977	159.035	204.012	28.28	0.25		1.98		67		49		10,088
	12/31/18		3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30		1.77		77		54		8,621
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36		53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78		57		8,324

82	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	83

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[i]
GROWTH ACCOUNT
Class R1:	6/30/21	#	$1.068		$0.697		$0.371		$42.436	$42.807	$330.336	$373.143	12.96%[c]	0.41%[d]		0.22%[d]		26%[c]		19		$7,133
	12/31/20		1.972		1.242		0.730		94.391	95.121	235.215	330.336	40.44	0.47		0.27		82		20		6,548
	12/31/19		1.988		1.026		0.962		55.151	56.113	179.102	235.215	31.33	0.48		0.45		85		22		5,184
	12/31/18		2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46		0.63		62		24		4,311
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48		26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64		28		3,941
Class R2:	6/30/21	#	1.082		0.429		0.653		43.005	43.658	334.603	378.261	13.05 [c]	0.25	[d]	0.38	[d]	26	[c]	34		12,933
	12/31/20		1.995		0.800		1.195		95.559	96.754	237.849	334.603	40.68	0.30		0.44		82		36		12,019
	12/31/19		2.007		0.609		1.398		55.701	57.099	180.750	237.849	31.59	0.28		0.65		85		39		9,335
	12/31/18		2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28		0.82		62		43		7,850
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48		47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64		51		7,172
Class R3:	6/30/21	#	1.087		0.341		0.746		43.187	43.933	335.962	379.895	13.08 [c]	0.20	[d]	0.43	[d]	26	[c]	47		18,013
	12/31/20		2.003		0.644		1.359		95.929	97.288	238.674	335.962	40.76	0.24		0.50		82		49		16,452
	12/31/19		2.016		0.496		1.520		55.873	57.393	181.281	238.674	31.66	0.23		0.70		85		54		12,898
	12/31/18		2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24		0.86		62		59		10,665
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48		62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64		67		9,424
EQUITY INDEX ACCOUNT
Class R1:	6/30/21	#	2.176		0.666		1.510		46.695	48.205	323.028	371.233	14.92 [c]	0.39	[d]	0.88	[d]	3	[c]	13		4,758
	12/31/20		4.683		1.182		3.501		51.129	54.630	268.398	323.028	20.35	0.44		1.30		3		13		4,230
	12/31/19		4.780		1.100		3.680		58.895	62.575	205.823	268.398	30.40	0.46		1.53		2		15		3,954
	12/31/18		4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44		1.52		3		16		3,308
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57		1.37		4		18		3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63		1.56		4		19		3,501
Class R2:	6/30/21	#	2.205		0.396		1.809		47.316	49.125	327.198	376.323	15.01 [c]	0.23	[d]	1.04	[d]	3	[c]	22		8,287
	12/31/20		4.739		0.737		4.002		51.792	55.794	271.404	327.198	20.56	0.27		1.47		3		23		7,481
	12/31/19		4.832		0.630		4.202		59.485	63.687	207.717	271.404	30.66	0.26		1.73		2		25		6,889
	12/31/18		4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26		1.71		3		28		5,728
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4		31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4		33		6,035
Class R3:	6/30/21	#	2.213		0.306		1.907		47.514	49.421	328.522	377.943	15.04 [c]	0.17	[d]	1.09	[d]	3	[c]	29		10,798
	12/31/20		4.757		0.578		4.179		52.002	56.181	272.341	328.522	20.63	0.21		1.53		3		29		9,584
	12/31/19		4.851		0.502		4.349		59.668	64.017	208.324	272.341	30.73	0.21		1.78		2		33		8,965
	12/31/18		4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21		1.75		3		36		7,418
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4		39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4		42		7,570

84	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	85

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net				turnover rate		units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		excluding		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		mortgage		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		dollar rolls		(in millions	)	(in millions	)[i]
BOND MARKET ACCOUNT
Class R1:	6/30/21	#	$1.592		$0.300		$1.292		$(2.986)	$(1.694)	$141.886	$140.192	(1.21)%[c]	0.44%[d]		1.87%[d]		61%[c]		14%[c]		16		$2,253
	12/31/20		3.696		0.655		3.041		7.068	10.109	131.777	141.886	7.67	0.48		2.21		135		84		17		2,373
	12/31/19		4.029		0.634		3.395		7.214	10.609	121.168	131.777	8.75	0.50		2.66		85		79		17		2,220
	12/31/18		3.829		0.620		3.209		(3.713)	(0.504)	121.672	121.168	(0.41)	0.52		2.68		106		91		17		2,048
	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140		96		18		2,209
	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240		131		19		2,175
Class R2:	6/30/21	#	1.614		0.194		1.420		(3.024)	(1.604)	143.719	142.115	(1.13)[c]	0.28	[d]	2.03	[d]	61	[c]	14	[c]	34		4,873
	12/31/20		3.741		0.427		3.314		7.152	10.466	133.253	143.719	7.85	0.31		2.38		135		84		36		5,179
	12/31/19		4.070		0.385		3.685		7.286	10.971	122.282	133.253	8.97	0.30		2.86		85		79		36		4,862
	12/31/18		3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33		2.87		106		91		37		4,567
	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140		96		39		4,818
	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240		131		40		4,672
Class R3:	6/30/21	#	1.620		0.158		1.462		(3.036)	(1.574)	144.298	142.724	(1.11)[c]	0.22	[d]	2.08	[d]	61	[c]	14	[c]	47		6,757
	12/31/20		3.756		0.346		3.410		7.176	10.586	133.712	144.298	7.92	0.25		2.44		135		84		50		7,152
	12/31/19		4.083		0.317		3.766		7.308	11.074	122.638	133.712	9.03	0.25		2.91		85		79		51		6,817
	12/31/18		3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29		2.91		106		91		52		6,329
	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140		96		53		6,527
	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240		131		54		6,370
INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/21	#	1.879		0.156		1.723		(0.127)	1.596	78.189	79.785	2.04 [c]	0.40	[d]	4.41	[d]	9	[c]	9	[c]	16		1,237
	12/31/20		1.271		0.338		0.933		4.714	5.647	72.542	78.189	7.78	0.45		1.24		25		25		15		1,182
	12/31/19		1.660		0.329		1.331		2.944	4.275	68.267	72.542	6.27	0.46		1.88		26		26		14		1,042
	12/31/18		2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45		2.63		21		21		14		964
	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18		18		15		1,041
	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23		23		16		1,107
Class R2:	6/30/21	#	1.890		0.095		1.795		(0.114)	1.681	79.197	80.878	2.12 [c]	0.24	[d]	4.54	[d]	9	[c]	9	[c]	28		2,285
	12/31/20		1.270		0.213		1.057		4.787	5.844	73.353	79.197	7.96	0.28		1.39		25		25		29		2,267
	12/31/19		1.686		0.190		1.496		2.962	4.458	68.895	73.353	6.48	0.27		2.09		26		26		29		2,099
	12/31/18		2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26		2.82		21		21		29		2,028
	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18		18		30		2,096
	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23		23		31		2,123
Class R3:	6/30/21	#	1.910		0.075		1.835		(0.127)	1.708	79.517	81.225	2.15 [c]	0.19	[d]	4.62	[d]	9	[c]	9	[c]	46		3,734
	12/31/20		1.274		0.168		1.106		4.805	5.911	73.606	79.517	8.03	0.22		1.44		25		25		45		3,590
	12/31/19		1.694		0.153		1.541		2.970	4.511	69.095	73.606	6.53	0.21		2.14		26		26		45		3,308
	12/31/18		2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22		2.86		21		21		46		3,171
	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18		18		46		3,214
	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23		23		48		3,271

86	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	87

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net				turnover rate		units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		excluding		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		mortgage		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		dollar rolls		(in millions	)	(in millions	)[i]
SOCIAL CHOICE ACCOUNT
Class R1:	6/30/21	#	$3.269		$0.656		$2.613		$20.567	$23.180	$305.205	$328.385	7.59%[c]	0.42%[d]		1.67%[d]		65%[c]		32%[c]		9		$2,795
	12/31/20		6.129		1.279		4.850		30.887	35.737	269.468	305.205	13.26	0.47		1.79		100		73		9		2,601
	12/31/19		6.789		1.210		5.579		40.254	45.833	223.635	269.468	20.50	0.49		2.24		52		51		9		2,416
	12/31/18		6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47		2.21		52		47		9		2,104
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53		37		10		2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93		50		11		2,287
Class R2:	6/30/21	#	3.312		0.411		2.901		20.840	23.741	309.144	332.885	7.67 [c]	0.26	[d]	1.83	[d]	65	[c]	32	[c]	20		6,574
	12/31/20		6.195		0.832		5.363		31.296	36.659	272.485	309.144	13.45	0.30		1.96		100		73		20		6,114
	12/31/19		6.857		0.724		6.133		40.661	46.794	225.691	272.485	20.73	0.29		2.43		52		51		19		5,275
	12/31/18		6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28		2.39		52		47		20		4,476
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53		37		22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93		50		23		4,784
Class R3:	6/30/21	#	3.327		0.330		2.997		20.926	23.923	310.392	334.315	7.70 [c]	0.21	[d]	1.88	[d]	65	[c]	32	[c]	27		8,957
	12/31/20		6.218		0.672		5.546		31.423	36.969	273.423	310.392	13.52	0.24		2.01		100		73		27		8,235
	12/31/19		6.879		0.592		6.287		40.787	47.074	226.349	273.423	20.80	0.23		2.49		52		51		26		7,064
	12/31/18		6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24		2.43		52		47		26		5,931
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53		37		28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93		50		29		6,078

88	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	89

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
							Net		& unrealized		Net	Accumulation	Accumulation							Net		units		Accumulation
	For the						investment		gain (loss	)	change in	unit value	unit value					Expenses		Investment		outstanding		fund net
	year		Investment				income		on total		accumulation	beginning	end of	Total		Gross		net of TIAA		Income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments		unit value	of period	period	return	[b]	expenses		withholding		(loss	)	(in millions	)	(in millions	)[i]
MONEY MARKET ACCOUNT
Class R1:	6/30/21	#	$0.011		$0.011		$0.000		$0.000		$0.000	$26.343	$26.343	0.00%[c]		0.41%[d]		0.08%[d]		0.00%[d]		66		$1,733
	12/31/20		0.143		0.075		0.068		0.006		0.074	26.269	26.343	0.28		0.45		0.28		0.26		76		2,001
	12/31/19		0.577		0.175		0.402		0.001		0.403	25.866	26.269	1.56		0.47		0.67		1.54		74		1,936
	12/31/18		0.474		0.206		0.268		0.002		0.270	25.596	25.866	1.05		0.45		0.80		1.04		72		1,866
	12/31/17		0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
	12/31/16		0.111		0.111		0.000		0.000		0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
Class R2:	6/30/21	#	0.011		0.011		0.000		0.000		0.000	26.606	26.606	0.00	[c]	0.25	[d]	0.08	[d]	0.00	[d]	100		2,655
	12/31/20		0.141		0.058		0.083		0.011		0.094	26.512	26.606	0.35		0.28		0.22		0.31		121		3,208
	12/31/19		0.582		0.071		0.511		0.001		0.512	26.000	26.512	1.97		0.27		0.27		1.94		111		2,954
	12/31/18		0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27		0.53		1.31		114		2,970
	12/31/17		0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000		0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
Class R3:	6/30/21	#	0.011		0.011		0.000		0.000		0.000	26.698	26.698	0.00	[c]	0.19	[d]	0.08	[d]	0.00	[d]	162		4,318
	12/31/20		0.142		0.051		0.091		0.011		0.102	26.596	26.698	0.38		0.22		0.19		0.34		197		5,263
	12/31/19		0.583		0.057		0.526		0.001		0.527	26.069	26.596	2.02		0.22		0.22		2.00		189		5,017
	12/31/18		0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23		0.40		1.45		189		4,927
	12/31/17		0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000		0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231

#	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[i]	Does not include annuity net assets.

90	2021 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Semiannual Report	91

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of

92	2021 Semiannual Report ■ College Retirement Equities Fund

fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

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Notes to financial statements (unaudited)

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Accounts’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Accounts may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on

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continued

March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Accounts’ financial statements.

Note 3—valuation of investments

The Accounts’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Accounts’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by TIAA-CREF Investment Management, LLC (“TCIM”). These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange

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Notes to financial statements (unaudited)

on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such

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continued

securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of June 30, 2021, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Convertible bonds	$–	$956	$–	$956
Corporate bonds	–	70	–	70
Government bonds	–	304	–	304
Equity investments:
Communication services	10,850,566	2,044,310	16	12,894,892
Consumer discretionary	12,937,347	5,249,673	354	18,187,374
Consumer staples	5,246,771	2,726,321	2,787	7,975,879
Energy	3,071,154	1,089,680	675	4,161,509
Financials	13,072,979	5,462,964	557	18,536,500
Health care	12,852,010	3,562,180	111	16,414,301
Industrials	9,969,648	4,655,432	428	14,625,508
Information technology	25,754,064	5,103,480	1,824	30,859,368
Materials	3,360,620	2,783,011	328	6,143,959
Real estate	2,911,873	1,109,608	53	4,021,534
Utilities	2,125,312	802,967	36	2,928,315
Short-term investments	–	3,514,769	–	3,514,769
Purchased options**	603	–	–	603
Written options**	(888)	–	–	(888)
Futures contracts**	17,185	–	–	17,185
Forward foreign currency contracts**	–	4,730	–	4,730
Total	$102,169,244	$38,110,455	$7,169	$140,286,868
Global Equities
Convertible bonds	$–	$219	$–	$219
Corporate bonds	–	16	–	16
Equity investments:
Asia	355,516	3,131,138	29	3,486,683
Europe	37,541	4,008,872	–	4,046,413
Latin America	496,149	–	–	496,149
North America	16,095,648	127,437	–	16,223,085
All other equity investments*	799,530	2,624,539	3	3,424,072
Short-term investments	–	349,700	–	349,700
Futures contracts**	454	–	–	454
Total	$17,784,838	$10,241,921	$32	$28,026,791

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Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Growth
Equity investments:
Communication services	$5,731,255	$253,043	$–	$5,984,298
Consumer discretionary	7,184,005	586,471	–	7,770,476
Consumer staples	1,674,666	89,597	–	1,764,263
Health care	4,002,614	251,406	–	4,254,020
Industrials	2,497,407	276,017	–	2,773,424
Information technology	14,164,731	160,147	–	14,324,878
All other equity investments*	1,842,134	–	–	1,842,134
Short-term investments	200,139	93,671	–	293,810
Total	$37,296,951	$1,710,352	$–	$39,007,303
Equity Index
Equity investments:
Financials	$2,824,759	$8	$5	$2,824,772
Health care	3,295,887	–	35	3,295,922
All other equity investments*	18,190,361	–	–	18,190,361
Short-term investments	116,515	107,211	–	223,726
Futures contracts**	1,191	–	–	1,191
Total	$24,428,713	$107,219	$40	$24,535,972
Bond Market
Bank loan obligations	$–	$101,296	$–	$101,296
Corporate bonds	–	6,064,095	558	6,064,653
Government bonds	–	5,233,020	988	5,234,008
Structured assets	–	2,317,976	586	2,318,562
Common stocks	78	–	–	78
Preferred stocks	18,360	–	–	18,360
Short-term investments	27,954	2,037,788	–	2,065,742
Futures contracts**	(4,909)	–	–	(4,909)
Forward foreign currency contracts**	–	3,446	–	3,446
Credit default swap contracts**	–	(139)	–	(139)
Total	$41,483	$15,757,482	$2,132	$15,801,097
Social Choice
Bank loan obligations	$–	$15,860	$–	$15,860
Corporate bonds	–	3,143,361	–	3,143,361
Government bonds	–	3,663,420	23,858	3,687,278
Structured assets	–	645,759	3,401	649,160
Equity investments:
Communication services	640,233	136,814	–	777,047
Consumer discretionary	872,014	339,005	–	1,211,019
Consumer staples	481,861	291,985	–	773,846
Energy	279,124	96,292	–	375,416
Financials	1,105,552	538,543	3	1,644,098
Health care	1,125,328	338,671	–	1,463,999
Industrials	798,502	419,077	–	1,217,579
Information technology	2,127,147	242,219	–	2,369,366
Materials	225,284	279,654	–	504,938
Real estate	300,851	120,296	–	421,147
Utilities	201,009	96,680	–	297,689
Short-term investments	166,302	1,050,688	–	1,216,990
Forward foreign currency contracts**	–	247	–	247
Total	$8,323,207	$11,418,571	$27,262	$19,769,040
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

98	2021 Semiannual Report ■ College Retirement Equities Fund

Note 4—investments

continued

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of June 30, 2021, securities lending transactions (with the exception of the Bond Market Account and the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Bond Market Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $3,017,323 related to equity securities and $23,934,687 related to fixed income securities. For the Social Choice Account, all

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Notes to financial statements (unaudited)

loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $172,834,311 related to equity securities and $70,854,389 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2021, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

				Non-cash
	Aggregate value of	Cash collateral		collateral	Total collateral
Account	securities on loan	received	*	received	received
Stock	$2,423,710	$1,800,171		$754,804	$2,554,975
Global Equities	270,068	185,679		97,852	283,531
Growth	299,775	200,139		109,950	310,089
Equity Index	203,068	116,515		92,434	208,949
Bond Market	26,904	27,954		–	27,954
Social Choice	243,508	166,302		86,188	252,490

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Accounts have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

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continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2021 were as follows (dollar amounts are in thousands):

						Inflation-
		Global		Equity	Bond	Linked	Social
	Stock	Equities	Growth	Index	Market	Bond	Choice
	Account	Account	Account	Account	Account	Account	Account
Purchases:
Non-U.S. Government	$32,396,449	$7,898,806	$9,613,680	$693,706	$1,834,377	$10	$3,324,972
U.S. Government	941	–	–	–	12,642,753	949,447	8,428,103
Sales:
Non-U.S. Government	$36,161,151	$6,584,498	$10,861,197	$1,182,886	$1,584,141	$20,615	$3,286,010
U.S. Government	35	–	–	–	12,807,937	651,672	8,210,471

Note 5—derivative investments

Each Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Accounts record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At June 30, 2021, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Stock Account
Equity contracts	Futures contracts*	$19,067	Futures contracts*	$(1,882)
Equity contracts	Purchased options	603
Equity contracts			Written options	(888)
Foreign-exchange contracts	Forward foreign currency contracts	5,556	Forward foreign currency contracts	(826)
Global Equities Account
Equity contracts	Futures contracts*	1,005	Futures contracts*	(551)
Equity Index Account
Equity contracts	Futures contracts*	1,198	Futures contracts*	(7)
Bond Market Account
Equity contracts			Futures contracts*	(4,909)
Credit contracts			Credit default swap contracts*	(139)
Foreign-exchange contracts	Forward foreign currency contracts	3,696	Forward foreign currency contracts	(250)

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Notes to financial statements (unaudited)

	Asset derivatives		Liability derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Inflation-Linked Bond Account
Equity contracts			Futures contracts*	$(527)
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	$247

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and centrally cleared swap contracts.

For the period ended June 30, 2021, the effect of derivative contracts on the Accounts’ Statements of operations was as follows (dollar amounts are in thousands):

			Change in
			unrealized
		Realized	appreciation
Derivative contract	Location	gain (loss )	(depreciation )
Stock Account
Equity contracts	Purchased options	$28,716	$(234)
Equity contracts	Written options	(17,441)	185
Equity contracts	Futures contracts	223,514	(17,825)
Foreign-exchange contracts	Forward foreign currency contracts	(647)	8,002
Global Equities Account
Equity contracts	Purchased options	512	–
Equity contracts	Written options	149	–
Equity contracts	Futures contracts	52,474	(4,940)
Equity Index Account
Equity contracts	Futures contracts	9,600	(793)
Bond Market Account
Interest-rate contracts	Futures contracts	(4,526)	(4,909)
Foreign-exchange contracts	Forward foreign currency contracts	(491)	7,682
Credit contracts	Swap contracts	(2,915)	2,599
Inflation-Linked Bond Account
Equity contracts	Futures contracts	539	(527)
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	(537)	1,185

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to

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continued

seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the period ended June 30, 2021, the Stock Account and Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of June 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2021, the Stock Account, Global Equities Account, Equity Index Account, Bond Market Account, and Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of June 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards

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Notes to financial statements (unaudited)

(“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the period ended June 30, 2021, the Stock Account, Bond Market Account, and Social Choice Account had exposure to forwards contracts, based on underlying notional values, generally between 0% and 2% of net assets. The forward contracts outstanding as of June 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

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continued

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2021, Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of June 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—income tax and other tax matters

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Net unrealized appreciation (depreciation): At June 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal

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Notes to financial statements (unaudited)

income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Account	Cost	appreciation	(depreciation )	(depreciation	)
Stock	$106,028,952	$35,606,050	$(1,348,134)	$34,257,916
Global Equities	20,946,040	7,368,688	(287,937)	7,080,751
Growth	27,315,903	11,827,807	(136,407)	11,691,400
Equity Index	8,196,766	16,718,411	(379,205)	16,339,206
Bond Market	15,312,699	583,713	(95,315)	488,398
Inflation-Linked Bond	6,789,725	640,603	(2,528)	638,075
Social Choice	16,050,480	3,915,883	(197,323)	3,718,560

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 7—investment adviser and other transactions with affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

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continued

As of June 30, 2021, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.098%	0.266%	0.150%	0.114%	0.100%	0.056%	0.041%
Global Equities	0.072	0.266	0.150	0.114	0.100	0.056	0.041
Growth	0.037	0.266	0.150	0.114	0.100	0.056	0.041
Equity Index	0.016	0.266	0.150	0.114	0.100	0.057	0.041
Bond Market	0.066	0.265	0.149	0.113	0.099	0.056	0.041
Inflation-Linked Bond	0.029	0.265	0.149	0.113	0.100	0.056	0.041
Social Choice	0.048	0.266	0.149	0.114	0.100	0.056	0.041
Money Market	0.037	0.265	0.149	0.113	0.099	0.056	0.040

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the Money Market Account when a class’s yield is less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. This limited waiver started on May 12, 2020 and may be terminated at any time and, in any event, will extend only through December 31, 2021. As of June 30, 2021, the cumulative amount of expenses waived subject to recovery is $6,600,267 for Class R1 and $4,630,392 for Class R2 and $4,690,781 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2021, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

			Realized
Account	Purchases	Sales	gain (loss	)
Stock	$778,058	$1,535,267	$502,723
Global Equities	1,358,619	193,436	25,653
Growth	49,019	106,834	40,738
Equity Index	1,095	46,108	36,500
Social Choice	7,826	7,831	3,673

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Notes to financial statements (unaudited)

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

						Change in
						unrealized
	Value at		Purchases	Sales	Realized	appreciation	Dividend	Shares at	Value at
Issue	12/31/20		cost	proceeds	gain (loss)	(depreciation)	income	6/30/21	6/30/21
Stock Account
Common Stock
Capital Goods
HUYA, Inc (ADR)*,e	$38,473	‡	$63,056	$888	$(3)	$(16,346)	$–	4,775,759	$84,292
Consumer Services
Arcos Dorados Holdings, Inc[e]	44,499		623	1,524	32	8,356	–	8,707,880	51,986
Real Estate
iClick Interactive Asia Group Ltd (ADR)*,e	2,221	‡	59,225	774	299	(13,903)	–	4,263,404	47,068
Retailing
Matahari Department Store Tbk PT*	12,956		1,710	–	–	6,464	–	156,345,400	21,130
Total	$98,149		$124,614	$3,186	$328	$(15,429)	$–	174,092,443	$204,476

*	Non-income producing
‡	At December 31, 2020, the issuer was not an affiliated company of the Account.
[e]	Security on loan

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual

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concluded

funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2021, there were no borrowings under this credit facility by the Accounts.

Note 10—legal proceedings

The Social Choice Account was named as defendant and putative member of the proposed defendant class of shareholders, or could be added as defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of ownership of shares in Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Accounts’ exposure related to this matter is estimated to be 0.09% of net assets as of June 30, 2021.

College Retirement Equities Fund ■ 2021 Semiannual Report	109

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the College Retirement Equities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account and overseeing the everyday operations and other service providers of CREF. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each Account using the process established by the Board described further below.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with TCIM’s representatives, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative

110	2021 Semiannual Report ■ College Retirement Equities Fund

analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to each Fund’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and use of Class R3 unit as the base class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were incurred by TCIM with respect to its services under the Agreement but not reimbursed by the Accounts during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest

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Approval of investment management agreement (unaudited)

identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) draft narrative explanations to be included in shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Accounts in particular including, among other information, the current and expected impact on the Accounts’ performance and operations.

On March 4, 2021, the Board had a videoconference meeting with legal counsel to the Trustees to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons, if applicable, of the services provided by TCIM and its affiliate, Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and Advisors provides comparable services; and (8) any other benefits identified by TCIM derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included TCIM personnel, the Trustees met in executive sessions, at which no representatives of TCIM were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process. The

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continued

Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Accounts and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Investment professionals at TCIM’s affiliate, Advisors, also manage various funds and accounts of the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting the Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

College Retirement Equities Fund ■ 2021 Semiannual Report	113

Approval of investment management agreement (unaudited)

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where an Account’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-year performance of the Equity Index Account before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.

The Board considered, in those cases in which an Account had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by TCIM that contributed to such difference and any remedial measures being undertaken by TCIM. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account in 2020 and the estimated amounts to be charged by TCIM to each Account in 2021 (for the period May 1, 2021–April 30, 2022). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

114	2021 Semiannual Report ■ College Retirement Equities Fund

continued

Fees charged by other advisers

The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of similar mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee and performance comparisons with other TCIM and Advisors clients

The Board considered that TCIM and its affiliate, Advisors, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s and Advisors’ representation that, while the management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors;

College Retirement Equities Fund ■ 2021 Semiannual Report	115

Approval of investment management agreement (unaudited)

(2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products. The Board noted that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional “fall-out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM, use of research obtained through the Accounts’ use of soft dollar to manage the assets of other clients and the ability to incubate strategies within one or more Accounts that could be subsequently utilized to manage other non-Account products. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. Also, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing TIAA, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Account-by-account synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020.

116	2021 Semiannual Report ■ College Retirement Equities Fund

continued

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.115% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.094% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for each of the one-, three-, five- and ten-year periods. The Account was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.078% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account did not have a Performance Group for each of the one-, three-, five-and ten-year periods. The Account was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.041% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

College Retirement Equities Fund ■ 2021 Semiannual Report	117

Approval of investment management agreement (unaudited)

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.016% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Account’s adjusted relative gross performance (meaning the Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +1 basis point. For reference, one basis point equals 0.01%.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.050% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.053% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th, 3rd, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.024% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Account was in the 5th, 5th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

118	2021 Semiannual Report ■ College Retirement Equities Fund

concluded

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.048% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2021. The Account’s actual management costs for the year ended December 31, 2020 equaled 0.025% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s total costs were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Board acknowledged that over a multi-year period, CREF’s administrator, TIAA, withheld certain administrative and distribution expenses attributable to the Account in order to avoid a negative yield and that, under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA when the yield of any unit class of the Account becomes positive, which led to recoupments from classes of the Account during the year ended December 31, 2020. The Board also acknowledged that, absent such recoupments, the Account’s total costs would have been lower.
•	The Account ranked 2 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Account was in the 2nd, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

College Retirement Equities Fund ■ 2021 Semiannual Report	119

Liquidity risk management program

Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.

In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

120	2021 Semiannual Report ■ College Retirement Equities Fund

concluded

The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

College Retirement Equities Fund ■ 2021 Semiannual Report	121

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2021. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

122	2021 Semiannual Report ■ College Retirement Equities Fund

Morningstar indexes

© 2021 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

College Retirement Equities Fund ■ 2021 Semiannual Report	123

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2021

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CONVERTIBLE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
CHF	790,000	g	Credit Suisse Group Guernsey VII Ltd	3.000%	11/12/21	$956
			TOTAL DIVERSIFIED FINANCIALS			956

			TOTAL CONVERTIBLE BONDS			956
			(Cost $870)

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
	$6,964		GAMCO Investors, Inc	4.00	06/15/23	7
			TOTAL DIVERSIFIED FINANCIALS			7

FOOD, BEVERAGE & TOBACCO - 0.0%
INR	4,636,868		Britannia Industries Ltd	5.500	06/03/24	63
			TOTAL FOOD, BEVERAGE & TOBACCO			63

			TOTAL CORPORATE BONDS			70
			(Cost $71)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	304
			TOTAL U.S. TREASURY SECURITIES			304

			TOTAL GOVERNMENT BONDS			304
			(Cost $300)

			TOTAL BONDS			1,330
			(Cost $1,241)

SHARES			COMPANY

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 2.0%
	16,427	e	AB Dynamics plc			466
	2,163,007	*,e	Adient plc			97,768
	212,753		Aisin Seiki Co Ltd			9,122
	102,118	*	American Axle & Manufacturing Holdings, Inc			1,057
	281,028	*	Apollo Tyres Ltd			852
	581,658	*	Aptiv plc			91,512
	78,223		ARB Corp Ltd			2,531
	14,508	*,e	Arcimoto, Inc			249
	71,984	*,g	Aston Martin Lagonda Global Holdings plc			1,872
	40,810,207		Astra International Tbk PT			13,928
	41		Autoliv, Inc			4
	2,688	*,e	Autoneum Holding AG.			502
	30,134	*	Bajaj Holdings and Investment Ltd			1,678
	35,360		Balkrishna Industries Ltd			1,067
	576,333		Bayerische Motoren Werke AG.			61,100
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,941		Bayerische Motoren Werke AG. (Preference)	$265
96,381	*	Bharat Forge Ltd	990
51,101		BorgWarner, Inc	2,480
274,757	e	Bridgestone Corp	12,488
1,248,497		Brilliance China Automotive Holdings Ltd	778
46,043		BYD Co Ltd	1,782
651,862		BYD Co Ltd (H shares)	19,566
79,757	*,e	Canoo, Inc	793
16,399	*	Ceat Ltd	300
5,639		Changzhou Xingyu Automotive Lighting Systems Co Ltd	197
927,554		Chaowei Power Holdings Ltd	290
687,885		Cheng Shin Rubber Industry Co Ltd	1,153
159,791	*	China Motor Corp	440
71,983	*	Chongqing Changan Automobile Co Ltd	293
48,664		Cie Automotive S.A.	1,441
61,363		Cie Plastic Omnium SA	1,919
1,012,420	*	Cofide S.p.A.	607
200,084		Continental AG.	29,437
2,809,124	*,e	Controladora Nemak SAB de C.V.	458
22,639	*	Cooper-Standard Holding, Inc	657
47,847		Cub Elecparts, Inc	354
20,000		Daikyonishikawa Corp	125
486,807		Daimler AG. (Registered)	43,500
131,900	e	Dana Inc	3,134
380,006		Denso Corp	25,913
74,000		Depo Auto Parts Ind Co Ltd	156
303,033	g	Dometic Group AB	5,164
1,186,517		Dongfeng Motor Group Co Ltd	1,065
22,476	*	Dorman Products, Inc	2,330
765,368		Drb-Hicom BHD	301
13,300		Eagle Industry Co Ltd	135
288,061	*	Eicher Motors Ltd	10,366
44,837	*	ElringKlinger AG.	799
26,791	*,g	Endurance Technologies Ltd	587
27,682		Exedy Corp	406
316,422		Exide Industries Ltd	777
11,862		Faurecia	583
79,686	*	FAW Jiefang Group Co Ltd	133
36,000		FCC Co Ltd	524
66,711		Ferrari NV	13,772
134,581	*,e	Fisker, Inc	2,595
2,986,367	*	Ford Motor Co	44,377
29,706		Ford Otomotiv Sanayi AS	580
38,342	*	Fox Factory Holding Corp	5,968
155,411	e	Freni Brembo SpA	1,970
309,701		Fuji Heavy Industries Ltd	6,138
64,280		Futaba Industrial Co Ltd	303
45,863		Fuyao Glass Industry Group Co Ltd	396
262,162	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,846
5,215,302		Geely Automobile Holdings Ltd	16,380
3,449,518	*	General Motors Co	204,108
132,814		Gentex Corp	4,395
69,259	*	Gentherm, Inc	4,921
179,649	*,g	Gestamp Automocion S.A.	953
6,386		Global & Yuasa Battery Co Ltd	550
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,000		Global PMX Co Ltd	$258
374,761	*	Goodyear Tire & Rubber Co	6,427
2,131,246		Great Wall Motor Co Ltd	6,868
55,159		Great Wall Motor Co Ltd	371
24,700		G-Tekt Corp	344
1,243,042		Guangzhou Automobile Group Co Ltd (Hong Kong)	1,116
94,619		GUD Holdings Ltd	850
4,816		Halla Holdings Corp	210
31,209		Hankook Tire Co Ltd	1,432
17,088		Hankook Tire Worldwide Co Ltd	309
78,438		Hanon Systems	1,152
209,451		Harley-Davidson, Inc	9,597
169,148		Hero Honda Motors Ltd	6,610
991,586		Honda Motor Co Ltd	31,893
1,392,186	*	Hota Industrial Manufacturing Co Ltd	5,364
84,715		Huayu Automotive Systems Co Ltd	344
60,291		Hyundai Mobis	15,635
106,134		Hyundai Motor Co	22,583
15,985		Hyundai Motor Co Ltd (2nd Preference)	1,632
9,747		Hyundai Motor Co Ltd (Preference)	999
12,906		Hyundai Wia Corp	1,163
32,500		Ichikoh Industries Ltd	212
529,551		Isuzu Motors Ltd	7,027
595,342		Johnson Electric Holdings Ltd	1,534
776,300		JTEKT Corp	7,989
20,096	*	Kayaba Industry Co Ltd	680
403,874		Kenda Rubber Industrial Co Ltd	587
176,924		Kia Motors Corp	14,100
745,487	*	Koito Manufacturing Co Ltd	46,386
54,876	*	Kuang-Chi Technologies Co Ltd	177
69,639	*	Kumho Tire Co, Inc	496
13,698	e	LCI Industries, Inc	1,800
10,969		Lear Corp	1,923
414,800	*,e	Li Auto, Inc (ADR)	14,493
105,553		Linamar Corp	6,620
141,647	*,e	Lordstown Motors Corp	1,567
269,654		Magna International, Inc	24,966
769,692		Mahindra & Mahindra Ltd	8,070
89,438	*	Mahindra CIE Automotive Ltd	286
30,512		Mahle-Metal Leve S.A. Industria e Comercio	204
25,431	*	Mando Corp	1,504
160,266		Martinrea International, Inc	1,690
153,860		Maruti Suzuki India Ltd	15,580
376,397	*	Mazda Motor Corp	3,551
6,203		MGI Coutier	181
309,695		Michelin (C.G.D.E.) (Class B)	49,426
51,168		Minda Industries Ltd	442
681,426		Minth Group Ltd	3,232
1,224,600	*	Mitsubishi Motors Corp	3,449
127,386	*	Modine Manufacturing Co	2,113
536,779	*	Motherson Sumi Systems Ltd	1,752
25,259	*	Motorcar Parts of America, Inc	567
775		MRF Ltd	836
47,438		Musashi Seimitsu Industry Co Ltd	1,056
10,794	*	Myoung Shin Industrial Co Ltd	271
309,949		Nan Kang Rubber Tire Co Ltd	427
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

466,000	e,g	Nemak SAB de C.V.	$163
27,246		Nexen Tire Corp	256
655,000		Nexteer Automotive Group Ltd	910
152,000		NGK Spark Plug Co Ltd	2,260
192,415		NHK Spring Co Ltd	1,584
80,012		Nifco, Inc	3,026
14,811		Ningbo Joyson Electronic Corp	58
16,578		Ningbo Tuopu Group Co Ltd	96
1,148,904	*	NIO, Inc (ADR)	61,122
40,453		Nippon Seiki Co Ltd	432
1,119,943	*	Nissan Motor Co Ltd	5,579
69,410		Nissan Shatai Co Ltd	448
23,227	*,e	Niu Technologies (ADR)	758
121,288		NOK Corp	1,509
135,086		Nokian Renkaat Oyj	5,457
44,700		Pacific Industrial Co Ltd	481
39,946		Patrick Industries, Inc	2,916
529,284		Piaggio & C S.p.A.	2,084
30,994		Piolax Inc	427
359,414	g	Pirelli & C S.p.A	2,090
276,862		Porsche AG.	29,721
112,500		Prinx Chengshan Cayman Holding Ltd	126
1,826,400		PT Selamat Sempurna Tbk	168
616,830		Qingling Motors Co Ltd	131
30,897	*	QuantumScape Corp	904
162,717	*	Renault S.A.	6,596
39,061		S&T Daewoo Co Ltd	2,461
45,056	*	SAF-Holland SE	627
228,023	*	SAIC Motor Corp Ltd	775
119,000		Sailun Group Co Ltd	184
361,920		Sanyang Industry Co Ltd	393
38,905		Shandong Linglong Tyre Co Ltd	263
24,600		Shoei Co Ltd	929
10,252		SL Corp	325
695,154		Sri Trang Agro-Industry PCL (Foreign)	879
28,228		Standard Motor Products, Inc	1,224
61,049		Stanley Electric Co Ltd	1,764
205,740		Stellantis NV	4,048
198,220	*	Stoneridge, Inc	5,848
361,040		Sumitomo Electric Industries Ltd	5,333
41,417		Sumitomo Riko Co Ltd	270
168,900	e	Sumitomo Rubber Industries, Inc	2,335
71,145		Sundram Fasteners Ltd	775
185,958	*	Suzuki Motor Corp	7,881
29,600		Tachi-S Co Ltd	397
1,523,448	*	Tata Motors Ltd	6,987
27,500		Teikoku Piston Ring Co Ltd	366
263,636	*	Tenneco, Inc	5,093
1,417,291	*	Tesla, Inc	963,333
101,276		Thor Industries, Inc	11,444
242,498	g	TI Fluid Systems plc	1,030
525,118	e	Tianneng Power International Ltd	918
504,734		Tofas Turk Otomobil Fabrik	1,712
54,847		Tokai Rika Co Ltd	882
329,699		Tong Yang Industry Co Ltd	427
36,568		Topre Corp	525
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,425	e	Toyo Tire & Rubber Co Ltd	$2,232
64,500		Toyoda Gosei Co Ltd	1,591
65,995		Toyota Boshoku Corp	1,370
70,771		Toyota Industries Corp	6,120
3,519,051	*	Toyota Motor Corp	307,614
9,159		Trigano S.A.	1,894
83,400		TS Tech Co Ltd	1,291
74,270		Tube Investments of India Ltd	1,169
48,000	*	Tung Thih Electronic Co Ltd	441
53,683	*	Tupy S.A.	256
332,857		TVS Motor Co Ltd	2,783
264,200		UMW Holdings BHD	201
40,500	*	Unipres Corp	333
688,731		Valeo S.A.	20,775
33,619	*	Visteon Corp	4,066
24,190		Volkswagen AG.	7,950
461,863		Volkswagen AG. (ADR)	15,186
283,532		Volkswagen AG. (Preference)	71,090
15,601		Weifu High-Technology Group Co Ltd	50
78,610		Winnebago Industries, Inc	5,342
156,597	*,e	Workhorse Group, Inc	2,598
880,000	e	Wuling Motors Holdings Ltd	208
661,907		Xingda International Holdings Ltd	159
47,999	*	XL Fleet Corp	400
32,389	*,e	XPEL, Inc	2,716
224,773	*,e	XPeng, Inc (ADR)	9,984
511,031	g	Yadea Group Holdings Ltd	1,098
243,865	e	Yamaha Motor Co Ltd	6,624
122,100	e	Yokohama Rubber Co Ltd	2,622
431,860	*	Yulon Motor Co Ltd	660
		TOTAL AUTOMOBILES & COMPONENTS	2,743,550

BANKS - 6.6%
21,579		1st Source Corp	1,003
50,003		77 Bank Ltd	550
61,737		Aareal Bank AG.	1,426
27,599	*	Aavas Financiers Ltd	1,008
42,958	*,g	ABN AMRO Group NV (ADR)	521
312,147	*	Absa Group Ltd	2,965
1,209,942		Abu Dhabi Commercial Bank PJSC	2,263
608,398		Abu Dhabi Islamic Bank PJSC	908
11,544,383		Agricultural Bank of China Ltd	4,006
2,017,662		Agricultural Bank of China Ltd (Class A)	946
18,142,528	*	AIB Group plc	46,819
1,239,841		Akbank TAS	752
55,991		Aktia Bank Oyj	716
1,141,355		Al Rajhi Bank	33,800
422,391		Alinma Bank	2,371
66,659	*	Alior Bank S.A.	583
25,263		Allegiance Bancshares, Inc	971
792,700		Alliance Financial Group BHD	460
1,052,798	*	Alpha Bank AE	1,347
23,652		Altabancorp	1,024
315,270	*,†	Amagerbanken AS	0
50,645		Amalgamated Financial Corp	792
40,785	*,e	Amerant Bancorp Inc	872
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,715		American National Bankshares, Inc	$489
193,004		Ameris Bancorp	9,772
37,698		Amlak International for Real Estate Finance Co	225
833,334		AMMB Holdings BHD	592
11,800		Aomori Bank Ltd	218
128,300	e	Aozora Bank Ltd	2,876
245,159		Arab National Bank	1,484
17,934		Arrow Financial Corp	645
36,580		Aruhi Corp	471
204,313		Associated Banc-Corp	4,184
66,366	*	Atlantic Capital Bancshares, Inc	1,690
104,994		Atlantic Union Bankshares Corp	3,803
60,382	*,g	AU Small Finance Bank Ltd	843
3,360,540		Australia & New Zealand Banking Group Ltd	70,934
35,344		Awa Bank Ltd	640
2,028,261	*	Axis Bank Ltd	20,472
106,912	*	Axos Financial, Inc	4,960
59,181	e	Banc of California, Inc	1,038
384,989	*,e	Banca Monte dei Paschi di Siena S.p.A	528
637,772	e	Banca Popolare di Sondrio SCARL	2,771
23,347		Bancfirst Corp	1,458
85,165		Banco ABC Brasil S.A.	272
48,811	*,e	Banco BBVA Argentina S.A. (ADR)	159
19,703,782		Banco Bilbao Vizcaya Argentaria S.A.	122,222
1,398,034	e	Banco BPM S.p.A.	4,507
5,030,442		Banco Bradesco S.A.	22,109
8,968,417		Banco Bradesco S.A. (Preference)	46,395
40,020,798	*,e	Banco Comercial Portugues S.A.	6,419
17,950,839		Banco de Chile	1,772
22,415		Banco de Credito e Inversiones	946
5,587,331	*	Banco de Sabadell S.A.	3,815
577,674	g	Banco del Bajio S.A.	1,036
371,601		Banco do Brasil S.A.	2,400
183,220		Banco do Estado do Rio Grande do Sul	488
16,063,377	*,†	Banco Espirito Santo S.A.	190
1,275,775		Banco Inter S.A.	19,953
34,412	*,e	Banco Macro S.A. (ADR) (Class B)	517
1,888,901		Banco Pan S.A.	9,137
168,010		Banco Santander Brasil S.A.	1,368
24,933,355		Banco Santander Chile S.A.	1,233
4,604,716		Banco Santander S.A. (AQXE)	17,613
108,365		BanColombia S.A.	762
418,842		BanColombia S.A. (Preference)	2,993
137,944	e	BancorpSouth Bank	3,908
277,100	*,g	Bandhan Bank Ltd	1,234
238,781		Bangkok Bank PCL (Foreign)	843
150,163	*	Bank AlBilad	1,470
616,004		Bank Alfalah Ltd	126
167,796	*	Bank Al-Jazira	828
1,752,100		Bank BTPN Syariah Tbk PT	348
9,223,974		Bank Central Asia Tbk PT	19,183
10,024	e	Bank First Corp	699
31,582	*	Bank Handlowy w Warszawie S.A.	378
212,834	*	Bank Hapoalim Ltd	1,709
271,999	*	Bank Leumi Le-Israel	2,067
408,903	*	Bank Millennium S.A.	500
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,113,566		Bank of America Corp	$994,202
592,362		Bank of Beijing Co Ltd	446
102,020		Bank of Chengdu Co Ltd	200
1,058,144		Bank of China Ltd	504
71,069,912		Bank of China Ltd (Hong Kong)	25,519
1,132,812		Bank of Communications Co Ltd	859
3,943,319		Bank of Communications Co Ltd (Hong Kong)	2,649
1,231,468		Bank of East Asia Ltd	2,287
42,723	*	Bank of Georgia Group plc	794
174,195		Bank of Hangzhou Co Ltd	398
7,187		Bank of Hawaii Corp	605
12,228,671	*	Bank of Ireland Group plc	65,621
423,318		Bank of Jiangsu Co Ltd	465
576,926		Bank of Kaohsiung	224
61,700		Bank of Kyoto Ltd	2,807
38,764	e	Bank of Marin Bancorp	1,237
870,549		Bank of Montreal	89,232
7,510		Bank of Nagoya Ltd	168
280,914		Bank of Nanjing Co Ltd	457
159,513		Bank of Ningbo Co Ltd	962
1,267,004		Bank of Nova Scotia	82,402
136,975		Bank of NT Butterfield & Son Ltd	4,856
24,000		Bank of Okinawa Ltd	534
587,635		Bank of Queensland Ltd (ASE)	4,014
446,299		Bank of Shanghai Co Ltd	566
793,670		Bank of the Philippine Islands	1,441
22,081		Bank OZK	931
78,129	*	Bank Pekao S.A.	1,907
1,600,300		Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	134
1,841,200		Bank Pembangunan Daerah Jawa Timur Tbk PT	90
89,373,159		Bank Rakyat Indonesia	24,300
6,430,400	*	Bank Tabungan Negara Persero Tbk PT	609
15,663	*	Bank Zachodni WBK S.A.	1,046
669,256		Bankinter S.A.	3,367
202,917		BankUnited	8,663
171,163		Banner Corp	9,279
25,905		Banque Cantonale Vaudoise	2,328
253,410		Banque Saudi Fransi	2,594
19,796		Bar Harbor Bankshares	567
52,117,639		Barclays plc	123,679
851,945	*,g	BAWAG Group AG.	45,369
3,430,496		BDO Unibank, Inc	7,955
605,109		Bendigo Bank Ltd	4,758
158,518		Berkshire Hills Bancorp, Inc	4,345
490,000		BIMB Holdings BHD	458
34,234		Blue Ridge Bankshares, Inc	600
1,359,495		BNP Paribas S.A.	85,321
3,522,669		BOC Hong Kong Holdings Ltd	11,939
29,378		BOK Financial Corp	2,544
104,609		Boston Private Financial Holdings, Inc	1,543
441,629	*	Boubyan Bank KSCP	1,073
2,934,912	e	BPER Banca	6,399
10,803	*	BRE Bank S.A.	922
45,518	*,e	Bridgewater Bancshares, Inc	735
102,808		Brookline Bancorp, Inc	1,537
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,453		Bryn Mawr Bank Corp	$1,116
215,749		BS Financial Group, Inc	1,484
2,739,732		Bumiputra-Commerce Holdings BHD	3,044
768,256		Burgan Bank SAK	576
27,721	e	Business First Bancshares, Inc	636
134,618		Byline Bancorp, Inc	3,046
202,251		Cadence BanCorp	4,223
2,188,506		CaixaBank S.A.	6,738
9,276		Cambridge Bancorp	770
24,158	e	Camden National Corp	1,154
45,238		Can Fin Homes Ltd	319
514,823	e	Canadian Imperial Bank of Commerce	58,605
164,110		Canadian Western Bank	4,607
270,445	*	Canara Bank	554
10,267	*,e	Capital Bancorp, Inc	210
20,730	e	Capital City Bank Group, Inc	535
425,880		Capitec Bank Holdings Ltd	50,202
306,127	e	Capitol Federal Financial	3,606
39,640		Capstar Financial Holdings, Inc	813
32,475	*	Carter Bankshares, Inc	406
167,816	e	Cathay General Bancorp	6,605
23,434		CBTX, Inc	640
283,648	e	Central Pacific Financial Corp	7,392
3,461		Century Bancorp, Inc	395
1,610,342		Chang Hwa Commercial Bank	933
411,216		Chiba Bank Ltd	2,485
1,007,793	g	China Bohai Bank Co Ltd	349
4,130,490		China Citic Bank	1,956
309,407		China Construction Bank Corp	318
87,210,546		China Construction Bank Corp (Hong Kong)	68,434
1,063,504	*	China Everbright Bank Co Ltd	622
1,422,845	*	China Everbright Bank Co Ltd (Hong Kong)	581
3,587,981		China Merchants Bank Co Ltd	30,563
3,206,864		China Merchants Bank Co Ltd (Class A)	26,878
1,002,148		China Minsheng Banking Corp Ltd	684
2,627,991	e	China Minsheng Banking Corp Ltd (Hong Kong)	1,258
383,729		China Zheshang Bank Co Ltd	236
16,575,388		Chinatrust Financial Holding Co	13,498
1,152,946		Chongqing Rural Commercial Bank	456
744,500		Chongqing Rural Commercial Bank Co Ltd	460
159,800		Chugoku Bank Ltd	1,218
165,718	e	CIT Group, Inc	8,549
5,448,707		Citigroup, Inc	385,496
19,763	e	Citizens & Northern Corp	484
2,274,937		Citizens Financial Group, Inc	104,351
20,608		City Holding Co	1,551
302,871		City Union Bank Ltd	680
20,718		Civista Bancshares, Inc	458
156,082		Close Brothers Group plc	3,271
22,730	e	CNB Financial Corp	519
8,144	*	Coastal Financial Corp	233
311,557	*,e	Collector AB	1,329
209,105		Columbia Banking System, Inc	8,063
45,509	*	Columbia Financial, Inc	784
78,411		Comerica, Inc	5,594
19,139	e	Commerce Bancshares, Inc	1,427
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

816,238		Commercial Bank of Qatar QSC	$1,181
533,355	*	Commercial International Bank	1,774
986,698	*	Commerzbank AG.	7,007
2,065,757		Commonwealth Bank of Australia	154,689
72,597		Community Bank System, Inc	5,492
22,141		Community Trust Bancorp, Inc	894
753,560		Concordia Financial Group Ltd	2,769
101,195		ConnectOne Bancorp, Inc	2,648
61,569	*	Credicorp Ltd (NY)	7,457
2,496,052		Credit Agricole S.A.	34,994
89,882		Credito Emiliano S.p.A.	539
47,157	*	CrossFirst Bankshares, Inc	648
10,401	e	Cullen/Frost Bankers, Inc	1,165
36,631	*,e	Customers Bancorp, Inc	1,428
380,181		CVB Financial Corp	7,828
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	67
572,027		Dah Sing Banking Group Ltd	631
158,308		Dah Sing Financial Holdings Ltd	541
39,986		Daishi Hokuetsu Financial Group, Inc	870
69,931		Danske Bank AS	1,232
1,746,668		DBS Group Holdings Ltd	38,859
116,975	*	DCB Bank Ltd	163
135,753	g	Deutsche Pfandbriefbank AG.	1,344
128,917		DGB Financial Group Co Ltd	1,067
47,150		Dime Community Bancshares, Inc	1,585
276,071		DNB NOR Holding ASA	6,017
1,279,006		Doha Bank QSC	992
734,507		Dubai Islamic Bank PJSC	965
10,042,864		E.Sun Financial Holding Co Ltd	9,480
41,705		Eagle Bancorp, Inc	2,339
126,979	e	East West Bancorp, Inc	9,103
203,391		Eastern Bankshares, Inc	4,184
1,067,233		Emirates NBD Bank PJSC	3,850
13,468		Enterprise Bancorp, Inc	441
38,593		Enterprise Financial Services Corp	1,790
12,027		Equitable Group, Inc	1,291
19,163	*	Equity Bancshares, Inc	584
28,420		Erste Bank der Oesterreichischen Sparkassen AG.	1,045
203,892	e	Essent Group Ltd	9,165
2,375,501	*	Eurobank Ergasias S.A.	2,398
1,713,885		Far Eastern International Bank	652
49,131		Farmers National Banc Corp	762
42,444		FB Financial Corp	1,584
12,432	e	Federal Agricultural Mortgage Corp (FAMC)	1,230
1,618,694	*	Federal Bank Ltd	1,901
19,818	*	FIBI Holdings Ltd	741
5,176	e	Fidelity D&D Bancorp, Inc	280
6,647,387		Fifth Third Bancorp	254,130
40,088	*,e	Finance Of America Cos, Inc	306
21,441		Financial Institutions, Inc	643
968,241	*	FinecoBank Banca Fineco S.p.A	16,897
36,908		First Bancorp (NC)	1,510
724,485		First Bancorp (Puerto Rico)	8,636
13,411	e	First Bancorp, Inc	395
27,876		First Bancshares, Inc	1,043
17,585		First Bank	238
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,308		First Busey Corp	$1,660
14,738		First Choice Bancorp	449
1,158	e	First Citizens Bancshares, Inc (Class A)	964
127,092	e	First Commonwealth Financial Corp	1,788
24,392		First Community Bancshares, Inc	728
190,950		First Financial Bancorp	4,512
79,028		First Financial Bankshares, Inc	3,883
18,333		First Financial Corp	748
4,261,506		First Financial Holding Co Ltd	3,471
86,056		First Foundation, Inc	1,937
21,464		First Hawaiian, Inc	608
98,833		First Horizon National Corp	1,708
60,615	*	First International Bank Of Israel Ltd	1,942
15,420		First Internet Bancorp	478
55,639		First Interstate Bancsystem, Inc	2,327
111,091		First Merchants Corp	4,629
21,116		First Mid-Illinois Bancshares, Inc	855
152,906		First Midwest Bancorp, Inc	3,032
18,335		First National Financial Corp	728
32,437		First of Long Island Corp	689
429,349		First Republic Bank	80,361
4,558	*	Five Star Bancorp	110
184,338		Flagstar Bancorp, Inc	7,792
40,557		Flushing Financial Corp	869
54,155		FNB Corp	668
5,538		FS Bancorp, Inc	395
5,200	*,†	FS Finans A.S.	0
186,500		Fukuoka Financial Group, Inc	3,266
213,339		Fulton Financial Corp	3,366
1,147,251	*	Genworth Mortgage Insurance Australia Ltd	1,889
32,958		German American Bancorp, Inc	1,226
210,934		Glacier Bancorp, Inc	11,618
14,347		Great Southern Bancorp, Inc	773
129,616		Great Western Bancorp, Inc	4,250
2,391,661		Grupo Financiero Banorte S.A. de C.V.	15,448
83,067	e	Grupo Financiero Galicia S.A. (ADR) (Class B)	716
995,177	*	Grupo Financiero Inbursa S.A.	984
766,378		Grupo Security S.A.	129
17,831		Guaranty Bancshares, Inc	607
1,410,288		Gulf Bank KSCP	1,184
347,400		Gunma Bank Ltd	1,098
256,944		Habib Bank Ltd	199
367,800		Hachijuni Bank Ltd	1,189
274,036		Hana Financial Group, Inc	11,230
116,517		Hancock Whitney Corp	5,178
729,557		Hang Seng Bank Ltd	14,553
115,625		Hanmi Financial Corp	2,204
68,390		HarborOne Northeast Bancorp, Inc	981
3,230		Hawthorn Bancshares Inc	74
16,295		HBT Financial, Inc	284
578,764		HDFC Bank Ltd	11,690
181,159	*	HDFC Bank Ltd (ADR)	13,246
96,878		Heartland Financial USA, Inc	4,552
179,926		Heritage Commerce Corp	2,003
47,436		Heritage Financial Corp	1,187
145,460		Hilltop Holdings, Inc	5,295
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,855		Hingham Institution for Savings	$539
297,002		Hirogin Holdings, Inc	1,570
27,900		Hokkoku Bank Ltd	556
120,560		Hokuhoku Financial Group, Inc	883
10,800	e	Home Bancorp, Inc	412
494,339		Home Bancshares, Inc	12,200
52,866	*	Home Capital Group, Inc	1,586
8,139	*,e	Home Point Capital, Inc	48
29,698		HomeStreet, Inc	1,210
28,553		HomeTrust Bancshares, Inc	797
263,012		Hong Leong Bank BHD	1,186
98,170		Hong Leong Credit BHD	421
362,533		Hope Bancorp, Inc	5,141
58,504		Horizon Bancorp	1,020
1,280,602		Housing Development Finance Corp	42,738
19,724	*	Howard Bancorp, Inc	318
12,680,165		HSBC Holdings plc	73,184
3,220,157		Hua Nan Financial Holdings Co Ltd	2,132
262,786	*	Huaxia Bank Co Ltd	252
5,388,382		Huntington Bancshares, Inc	76,892
181,274		Hyakugo Bank Ltd	500
27,021		Hyakujushi Bank Ltd	355
7,887,958	*	ICICI Bank Ltd	67,154
1,494,861	*	ICICI Bank Ltd (ADR)	25,562
2,740,300	*	IDFC Bank Ltd	2,002
82,332		IIFL Finance Ltd	282
61,126	*,e	Illimity Bank S.p.A	854
52,973		Independent Bank Corp (MA)	3,999
54,673		Independent Bank Corp (MI)	1,187
108,886		Independent Bank Group, Inc	8,055
785,536		Indiabulls Housing Finance Ltd	2,765
998,121	*	IndusInd Bank Ltd	13,688
1,649,439	*	Industrial & Commercial Bank of China Ltd	1,320
52,327,914		Industrial & Commercial Bank of China Ltd (Hong Kong)	30,665
516,805		Industrial Bank Co Ltd	1,643
465,586		Industrial Bank of Korea	4,346
22,052,131		ING Groep NV	292,728
27,397	e	Intercorp Financial Services, Inc	688
87,868		International Bancshares Corp	3,773
13,510,476		Intesa Sanpaolo S.p.A.	37,375
1,826,201		Investimentos Itau S.A. - PR	4,094
244,464		Investors Bancorp, Inc	3,486
4,301,006		iShares Core MSCI EAFE ETF	321,973
217,750	*	Israel Discount Bank Ltd	1,037
1,179,397,470	*	Itau CorpBanca Chile SA	3,262
13,827,250		Itau Unibanco Holding S.A.	82,844
243,654		Iyo Bank Ltd	1,201
307,777		Japan Post Bank Co Ltd	2,588
205,306		JB Financial Group Co Ltd	1,375
80,400		Jiangsu Changshu Rural Commercial Bank Co Ltd	77
6,480,305		JPMorgan Chase & Co	1,007,947
32,640		Juroku Bank Ltd	576
57,127	*	Jyske Bank	2,769
298,409	*	Karur Vysya Bank Ltd	208
1,024,029		KB Financial Group, Inc	50,823
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

769,660		KBC Groep NV	$58,765
81,610		Kearny Financial Corp	975
87,948		Keiyo Bank Ltd	323
137,625		Keycorp	2,842
165,832		Kiatnakin Bank PCL (Foreign)	289
1,403,000		King’s Town Bank	2,006
65,819		Kiyo Bank Ltd	853
30,788	*	Komercni Banka AS	1,083
510,904	*	Kotak Mahindra Bank Ltd	11,744
3,771,996		Krung Thai Bank PCL (Foreign)	1,248
1,985,244		Kuwait Finance House	5,001
564,314	*	Kuwait International Bank KSCP	420
568,370		Kuwait Projects Co Holding KSCP	304
350,800		Kyushu Financial Group, Inc	1,241
132,987		Lakeland Bancorp, Inc	2,325
31,099	e	Lakeland Financial Corp	1,917
43,948		Laurentian Bank of Canada	1,549
2,234,476		Liberbank S.A.	821
252,100		LIC Housing Finance Ltd	1,597
11,535		Liechtensteinische Landesbank AG.	659
17,191		Live Oak Bancshares, Inc	1,014
78,572,313		Lloyds TSB Group plc	50,825
24,557		Luther Burbank Corp	291
54,500		M&T Bank Corp	7,919
38,748		Macatawa Bank Corp	339
1,747,289		Malayan Banking BHD	3,413
1,352,538		Malaysia Building Society	197
1,558,497		Masraf Al Rayan	1,909
178,786		MCB Bank Ltd	181
1,116,000		Mebuki Financial Group Inc	2,360
1,119,755	*	Mediobanca S.p.A.	13,101
9,954,076		Mega Financial Holding Co Ltd	11,735
20,324		Mercantile Bank Corp	614
12,019		Merchants Bancorp	472
117,088		Meridian Bancorp, Inc	2,396
56,480		Meta Financial Group, Inc	2,860
24,901	e	Metrocity Bankshares, Inc	436
3,286,874		Metropolitan Bank & Trust	3,279
9,667	*	Metropolitan Bank Holding Corp	582
642,992		MGIC Investment Corp	8,745
17,492		Mid Penn Bancorp, Inc	480
29,612	e	Midland States Bancorp, Inc	778
24,601	e	MidWestOne Financial Group, Inc	708
14,499,386		Mitsubishi UFJ Financial Group, Inc	78,097
26,318	*	Mizrahi Tefahot Bank Ltd	811
2,293,858		Mizuho Financial Group, Inc	32,877
150,303	*,g	Moneta Money Bank AS	571
133,007	*	Mr Cooper Group, Inc	4,397
38,168		Musashino Bank Ltd	574
13,936	e	MVB Financial Corp	594
27,849		Nanto Bank Ltd	461
3,152,001		National Australia Bank Ltd	61,965
223,219		National Bank Holdings Corp	8,424
3,229,062		National Bank of Abu Dhabi PJSC	14,681
407,154		National Bank of Canada	30,471
415,525	*	National Bank of Greece S.A.	1,184
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,944,257		National Bank of Kuwait SAKP	$8,296
2,774,597		National Commercial Bank	42,611
10,266,698		Natwest Group plc	28,893
56,546		NBT Bancorp, Inc	2,034
161,176	*	Nedbank Group Ltd	1,928
79,693	e	New York Community Bancorp, Inc	878
12,637	*	Nicolet Bankshares, Inc	889
133,064		Nishi-Nippon Financial Holdings, Inc	760
251,886	*	NMI Holdings, Inc	5,662
6,623,139	*	Nordea Bank Abp	73,835
5,470,152	*	Nordea Bank Abp	60,915
228,197		North Pacific Bank Ltd	486
64,007		Northfield Bancorp, Inc	1,050
12,852		Northrim BanCorp, Inc	549
164,475		Northwest Bancshares, Inc	2,243
137,550		Norwegian Finans Holding ASA	1,549
226,912		Nova Ljubljanska Banka dd (ADR)	3,471
1,200,812		O-Bank Co Ltd	305
121,116		OceanFirst Financial Corp	2,524
25,838	*	Ocwen Financial Corp	800
168,873		OFG Bancorp	3,735
30,907		Ogaki Kyoritsu Bank Ltd	517
340,549		Old National Bancorp	5,997
74,103		Old Second Bancorp, Inc	919
40,117		Origin Bancorp, Inc	1,703
15,293		Orrstown Financial Services, Inc	353
465,308		OSB Group plc	2,987
740,572	*	OTP Bank	39,866
3,707,171		Oversea-Chinese Banking Corp	33,037
142,390		Pacific Premier Bancorp, Inc	6,022
254,298		PacWest Bancorp	10,467
251,105		Paragon Group of Cos plc	1,770
18,895	e	Park National Corp	2,219
26,575		PCSB Financial Corp	483
24,767	e	Peapack Gladstone Financial Corp	769
54,223		PennyMac Financial Services, Inc	3,347
25,600	e	Peoples Bancorp, Inc	758
9,555		Peoples Financial Services Corp	407
94,217		People’s United Financial, Inc	1,615
1,785,278	*	Permanent TSB Group Holdings plc	2,710
1,061,627		Ping An Bank Co Ltd	3,716
77,915		Pinnacle Financial Partners, Inc	6,879
13,201	*,e	Pioneer Bancorp, Inc	159
485,394	*	Piraeus Financial Holdings S.A.	859
42,369	*,g	PNB Housing Finance Ltd	391
623,894		PNC Financial Services Group, Inc	119,014
97,543		Popular, Inc	7,321
617,937	*	Postal Savings Bank of China Co Ltd	480
8,881,972	*,g	Postal Savings Bank of China Co Ltd	5,973
368,881		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,660
118,209		Preferred Bank	7,479
19,570		Premier Financial Bancorp, Inc	330
79,789		Premier Financial Corp	2,267
63,067		Primis Financial Corp	962
58,569	e	Prosperity Bancshares, Inc	4,205
21,751		Provident Bancorp Inc	355
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,374		Provident Financial Services, Inc	$2,320
8,014,285		PT Bank Mandiri Persero Tbk	3,267
3,006,053		PT Bank Negara Indonesia	962
13,108,105		Public Bank BHD	12,977
295,627		Qatar International Islamic Bank QSC	756
473,497		Qatar Islamic Bank SAQ	2,248
1,921,768		Qatar National Bank	9,474
20,441		QCR Holdings, Inc	983
164,441	*	Qingdao Rural Commercial Bank Corp	109
583,592		Radian Group, Inc	12,985
27,841		Raiffeisen International Bank Holding AG.	632
18,930		RBB Bancorp	458
1,511,372	*,g	RBL Bank Ltd	4,292
7,018		Red River Bancshares Inc	354
179,877	e	Regional SAB de C.V.	1,058
138,679		Regions Financial Corp	2,799
23,641		Reliant Bancorp Inc	656
74,348		Renasant Corp	2,974
12,162		Republic Bancorp, Inc (Class A)	561
72,231	*,e	Republic First Bancorp, Inc	288
1,752,400		Resona Holdings, Inc	6,757
764,272		RHB Capital BHD	994
47,504		Ringkjoebing Landbobank A.S.	4,825
1,415,572		Riyad Bank	10,002
160,799	e	Rocket Cos, Inc	3,111
1,579,634		Royal Bank of Canada	160,041
52,126		S&T Bancorp, Inc	1,632
60,953		Sandy Spring Bancorp, Inc	2,690
154,664		San-In Godo Bank Ltd	753
349,386	*	Saudi British Bank	2,937
160,466	g	Sbanken ASA	1,998
6,682,541		Sberbank of Russia (ADR)	111,532
88,688		Seacoast Banking Corp of Florida	3,029
343,260		Security Bank Corp	829
176,080		Senshu Ikeda Holdings, Inc	252
34,139		ServisFirst Bancshares, Inc	2,321
682,400		Seven Bank Ltd	1,451
1,449,978		Shanghai Commercial & Savings Bank Ltd	2,353
768,134		Shanghai Pudong Development Bank Co Ltd	1,188
56,000		Shiga Bank Ltd	982
398,459		Shinhan Financial Group Co Ltd	14,386
142,700	*	Shinsei Bank Ltd	1,876
282,347	e	Shizuoka Bank Ltd	2,191
770,461		Siam Commercial Bank PCL (Foreign)	2,360
19,524	e	Sierra Bancorp	497
72,917		Signature Bank	17,912
42,738	*	Silvergate Capital Corp	4,843
164,955		Simmons First National Corp (Class A)	4,840
4,333,617	*	SinoPac Financial Holdings Co Ltd	2,138
730,147		Skandinaviska Enskilda Banken AB (Class A)	9,438
19,561	e	SmartFinancial, Inc	470
94,550		Societe Generale	2,797
26,916		South Plains Financial Inc	623
96,468		South State Corp	7,887
7,650	*	Southern First Bancshares, Inc	391
10,930		Southern Missouri Bancorp, Inc	491
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,109		Southside Bancshares, Inc	$1,610
97,321		Spar Nord Bank AS	1,096
35,613		Sparebank Oestlandet	492
184,909		SpareBank SR-Bank ASA	2,442
138,446		Sparebanken Midt-Norge	1,918
158,797		Sparebanken Nord-Norge	1,574
16,444		Spirit of Texas Bancshares, Inc	376
3,249		St Galler Kantonalbank	1,444
1,161,167		Standard Bank Group Ltd	10,370
6,828,193		Standard Chartered plc	43,576
3,949,564		State Bank of India	22,329
34,052	e	Sterling Bancorp	844
24,188		Stock Yards Bancorp, Inc	1,231
1,681,928		Sumitomo Mitsui Financial Group, Inc	57,979
287,763		Sumitomo Mitsui Trust Holdings, Inc	9,180
16,226		Summit Financial Group, Inc	357
1,011,064	e	Suruga Bank Ltd	3,032
8,665	*	SVB Financial Group	4,821
489,666		Svenska Handelsbanken AB	5,527
289,662		Swedbank AB (A Shares)	5,393
84,419		Sydbank AS	2,601
27,924	e	Synovus Financial Corp	1,225
2,322,978		Taichung Commercial Bank	967
4,220,148		Taishin Financial Holdings Co Ltd	2,309
2,273,425		Taiwan Business Bank	771
3,837,338		Taiwan Cooperative Financial Holding	2,927
44,397	*	TBC Bank Group plc	712
1,006,956		TCS Group Holding plc (ADR)	88,109
71,737	*	Texas Capital Bancshares, Inc	4,555
25,378	*	Texcell-NetCom Co Ltd	177
8,963		TFS Financial Corp	182
253,431		Thanachart Capital PCL	273
70,586	*	The Bancorp, Inc	1,624
127,485		Timbercreek Financial Corp	981
167,700		Tisco Bank PCL	464
155,643	e	Toho Bank Ltd	286
115,264		Tomony Holdings, Inc	305
18,735		Tompkins Financial Corp	1,453
2,017,985		Toronto-Dominion Bank	141,418
88,352	e	Towne Bank	2,688
87,290		Trico Bancshares	3,717
104,839	*	Tristate Capital Holdings, Inc	2,138
46,535	*	Triumph Bancorp, Inc	3,455
1,462,810		Truist Financial Corp	81,186
35,346		TrustCo Bank Corp NY	1,215
82,947		Trustmark Corp	2,555
29,971,801		Turkiye Garanti Bankasi AS	28,617
648,029	*	Turkiye Halk Bankasi AS	376
607,536		Turkiye Is Bankasi (Series C)	356
822,304	*	Turkiye Vakiflar Bankasi Tao	331
59,679	e	UMB Financial Corp	5,554
199,732		Umpqua Holdings Corp	3,685
627,570	g	Unicaja Banco S.A.	644
261,584		UniCredit S.p.A.	3,093
2,079,456		Union Bank Of Taiwan	873
377,031		United Bank Ltd	292
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

169,372		United Bankshares, Inc	$6,182
281,135		United Community Banks, Inc	8,999
1,127,527		United Overseas Bank Ltd	21,713
89,344	e	Univest Financial Corp	2,356
4,975,924		US Bancorp	283,478
16,324		UWM Holdings Corp	138
16,350		Valiant Holding	1,622
543,358	e	Valley National Bancorp	7,297
267,351		Van Lanschot Kempen NV (ADR)	6,800
12,231	*	Velocity Financial, Inc	153
186,273		Veritex Holdings, Inc	6,596
1,338,900	*	Virgin Money UK plc	3,683
516,950		VTB Bank PJSC (GDR) Equiduct	688
224,497	*	VTB Bank PJSC (GDR) Tradegate	299
37,240		Walker & Dunlop, Inc	3,887
714,434	*	Warba Bank KSCP	598
234,716		Washington Federal, Inc	7,459
30,923		Washington Trust Bancorp, Inc	1,588
63,726		Waterstone Financial, Inc	1,253
15,804		Webster Financial Corp	843
12,084,986		Wells Fargo & Co	547,329
87,560		WesBanco, Inc	3,120
21,177		West Bancorporation, Inc	588
70,412		Westamerica Bancorporation	4,086
24,478		Western Alliance Bancorp	2,273
3,635,375		Westpac Banking Corp	70,351
100,943		Wintrust Financial Corp	7,634
222,326		Woori Financial Group, Inc	2,263
117,432		WSFS Financial Corp	5,471
400,799		Yamaguchi Financial Group, Inc	2,296
2,577,239		Yapi ve Kredi Bankasi	639
5,081,552	*	Yes Bank Ltd	927
35,911		Zions Bancorporation	1,898
		TOTAL BANKS	9,085,424

CAPITAL GOODS - 7.1%
461,031		3M Co	91,575
2,275	*	3M India Ltd	746
200,363		A.O. Smith Corp	14,438
101,628		Aalberts Industries NV	5,474
1,456,644		Aamal Co	393
22,821	e	Aaon, Inc	1,428
46,368	*	AAR Corp	1,797
1,105,595		ABB Ltd	37,562
1,762,539		Aboitiz Equity Ventures, Inc	1,523
294,270		AcBel Polytech, Inc	274
127,677		ACS Actividades de Construccion y Servicios S.A.	3,423
6,550		Acuity Brands, Inc	1,225
245,572	*	Adani Enterprises Ltd	4,990
38,793	e	Adapteo Oyj	743
267,645		AddTech AB	4,443
24,200		Advan Co Ltd	204
73,527		Advanced Drainage Systems, Inc	8,571
9,045	*,e	Advent Technologies Holdings, Inc	87
50,527		AECC Aero-Engine Control Co Ltd	163
118,752		AECC Aviation Power Co Ltd	978
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

265,067	*	Aecom Technology Corp	$16,784
61,283		Aecon Group, Inc	890
132,116	*	AerCap Holdings NV	6,766
174,500	*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.	348
82,679		Aerojet Rocketdyne Holdings, Inc	3,993
47,228	*	Aerovironment, Inc	4,730
17,726	*	AerSale Corp	221
54,669		AFG Arbonia-Forster Hldg	1,046
19,070	e	AG Growth International Inc	593
112,496		AGCO Corp	14,667
53,799	*,e	AgEagle Aerial Systems, Inc	284
33,207	*	AIA Engineering Ltd	957
49,752		Aica Kogyo Co Ltd	1,748
16,700		Aichi Corp	123
45,441		Aida Engineering Ltd	405
144,006		Air Lease Corp	6,011
992,583	*	Airbus SE	127,897
35,728	*	Airbus SE (ADR)	1,150
110,268		Airtac International Group	4,248
6,189		Alamo Group, Inc	945
36,614		Albany International Corp (Class A)	3,268
31,885		Alfa Laval AB	1,127
20,516	*,g	Alfen Beheer BV	1,925
37,378	g	Alimak Group AB	610
227,109		Allegion plc	31,636
2,056,700		Alliance Global Group, Inc	427
21,586		Allied Motion Technologies, Inc	745
163,656		Allison Transmission Holdings, Inc	6,504
635,425	*	Alstom RGPT	32,105
30,065	*	Alta Equipment Group, Inc	400
659,261		Altra Industrial Motion Corp	42,865
338,700		Amada Co Ltd	3,435
68,431		Amara Raja Batteries Ltd	687
16,682	*	Ameresco, Inc	1,046
35,206	*	American Superconductor Corp	612
22,530	*	American Woodmark Corp	1,840
32,485		Ametek, Inc	4,337
368,592	e	Andritz AG.	20,730
32,887		Anest Iwata Corp	300
244,587	*,g	API Group Corp	5,109
33,574		Apogee Enterprises, Inc	1,367
208,869		Applied Industrial Technologies, Inc	19,020
118,570	*	Aprogen KIC, Inc	237
3,510		Arad Investment & Industrial Development Ltd	393
75,389		Arcadis NV	3,091
65,831		Arcosa, Inc	3,867
22,087		Argan, Inc	1,056
68,276	e	Armstrong World Industries, Inc	7,323
296,011	*	Array Technologies, Inc	4,618
132,639	e	Asahi Glass Co Ltd	5,556
258,695		Aselsan Elektronik Sanayi Ve Ticaret AS	437
1,316,955	*	Ashok Leyland Ltd	2,177
1,261,343		Ashtead Group plc	93,753
73,475		Ashtrom Group Ltd	1,668
1,109,462		Assa Abloy AB	33,448
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,034		Astec Industries, Inc	$7,555
70,269		Astral Polytechnik Ltd	1,884
33,010	*	Astronics Corp	578
252,531	*	Atkore International Group, Inc	17,930
331,696		Atlas Copco AB (A Shares)	20,369
112,668		Atlas Copco AB (B Shares)	5,934
74,811	*,e	ATS Automation Tooling Systems, Inc	2,147
1,118,926		Austal Ltd	1,720
135,655		AVIC Aircraft Co Ltd	552
53,100		Avic Aviation High-Technology Co Ltd	253
169,831		AVIC Electromechanical Systems Co Ltd	264
71,422		AVIC Shenyang Aircraft Co Ltd	666
1,043,037		AviChina Industry & Technology Co	690
26,859		AVICOPTER plc	219
33,335		Avon Rubber plc	1,206
109,388	*	Axon Enterprise, Inc	19,340
119,637		Ayala Corp	1,961
288,275	*	AZEK Co, Inc	12,240
59,233		AZZ, Inc	3,067
189,489	*	Babcock & Wilcox Enterprises, Inc	1,493
256,370	*	Babcock International Group	1,029
35,394	e	Badger Infrastructure Solution	1,074
2,790,559		BAE Systems plc	20,165
713,967		Balfour Beatty plc	3,035
224,444	*,e	Ballard Power Systems, Inc	4,070
118,683	e	Barloworld Ltd	885
63,495		Barnes Group, Inc	3,254
12,875		BayWa AG.	556
246,007	*	Beacon Roofing Supply, Inc	13,100
4,659	*,e	Beam Global	178
45,311		Beijer Alma AB	903
254,269	*,e	Beijer Ref AB	4,533
78,812		Beijing New Building Materials plc	479
15,000		Beijing United Information Technology Co Ltd	232
10,402		Belimo Holding AG.	4,764
14,215		BEML Ltd	256
256,547	*	Bera Holding A.S.	355
1,062,000		BES Engineering Corp	341
24,092		BGF Co Ltd	142
1,104,608		Bharat Electronics Ltd	2,652
651,009	*	Bharat Heavy Electricals	575
125,284		Bidvest Group Ltd	1,673
15,696	*	Biesse S.p.A.	526
93,213		Bizlink Holdings Inc	866
548,475	*,e	Bloom Energy Corp	14,738
23,927	*	Blue Bird Corp	595
45,946	*	Blue Star Ltd	505
22,553	*	BlueLinx Holdings, Inc	1,134
8,514	*	Bobst Group AG.	681
95,506	g	BOC Aviation Ltd	806
195,138		Bodycote plc	2,286
1,448,346	*	Boeing Co	346,966
117,971		Boise Cascade Co	6,884
2,160,792	*,e	Bombardier, Inc	2,039
20,168		Bonheur ASA	570
77,573		Boskalis Westminster	2,493
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,727		Bossard Holding AG.	$1,750
197,748		Bouygues S.A.	7,325
133,618		Brenntag AG.	12,436
277,000		Brighton-Best International Taiwan, Inc	407
6,902		Bucher Industries AG.	3,614
9,956		Budimex S.A.	731
26,764		Bufab AB	741
222,573	*	Builders FirstSource, Inc	9,495
80,540		Bunka Shutter Co Ltd	804
290,246		Bunzl plc	9,602
2,841		Burckhardt Compression Holding AG.	1,151
3,006		Burkhalter Holding AG.	218
61,796		BWX Technologies, Inc	3,592
5,617	*,e	Byrna Technologies, Inc	128
632,053	*	CAE, Inc	19,467
127,155	e	Caesarstone Sdot-Yam Ltd	1,877
18,898		CAI International, Inc	1,058
18,801		Carbone Lorraine	733
77,580		Carborundum Universal Ltd	633
34,530	g	Carel Industries S.p.A	829
110,724		Cargotec Corp (B Shares)	5,734
89,128		Carlisle Cos, Inc	17,057
6,521,050		Carrier Global Corp	316,923
840,059		Caterpillar, Inc	182,822
84,500		Central Glass Co Ltd	1,622
3,781	*	Cera Sanitaryware Ltd	228
88,743	*	Ceres Power Holdings plc	1,299
893,544		CH Karnchang PCL	525
72,600	*,e,g	Changsha Broad Homes Industrial Group Co Ltd	153
22,365	*,e	ChargePoint Holdings, Inc	777
39,709	*	Chart Industries, Inc	5,810
281,615		Chemring Group plc	1,120
103,636		Chicony Power Technology Co Ltd	269
61,700		China Aerospace Times Electronics Co Ltd	72
240,846	e	China Aircraft Leasing Group Holdings Ltd	188
33,892		China Avionics Systems Co Ltd	87
1,146,000	*	China Communications Services Corp Ltd	572
705,074		China Conch Venture Holdings Ltd	2,967
250,600	*	China CSSC Holdings Ltd	640
368,175	*	China Fangda Group Co Ltd	139
2,494,000	*,e	China High Speed Transmission Equipment Group Co Ltd	1,583
470,036		China Lesso Group Holdings Ltd	1,160
598,000		China Machinery Engineering Corp	277
199,600		China National Chemical Engineering Co Ltd	270
471,812		China Railway Group Ltd	383
1,833,000		China Railway Group Ltd (Hong Kong)	956
521,200	*	China Shipbuilding Industry Co Ltd	332
1,073,900		China State Construction Engineering Corp Ltd	773
906,000		China State Construction International Holdings Ltd	618
55,558		China Yuchai International Ltd	891
163,145	*	Chiyoda Corp	649
31,000		Chudenko Corp	637
275,000		Chung Hsin Electric & Machinery Manufacturing Corp	501
8,117		Cie d’Entreprises CFE	847
534,000		CIMC Enric Holdings Ltd	555
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,500	*,g	CIMC Vehicles Group Co Ltd	$137
77,284		CIMIC Group Ltd	1,145
10,364	*	CIRCOR International, Inc	338
2,521,517		Citic Pacific Ltd	2,715
6,212		CJ Corp	590
2,332,590		CK Hutchison Holdings Ltd	18,159
49,593		CKD Corp	1,042
103,653		CNH Industrial NV	1,719
2,292,061		CNH Industrial NV	38,323
20,995	g	Cochin Shipyard Ltd	109
207,771	*	Colfax Corp	9,518
37,405		Columbus McKinnon Corp	1,804
180,925		Comfort Systems USA, Inc	14,255
32,028	*	Commercial Vehicle Group, Inc	340
3,525,301		Compagnie de Saint-Gobain	232,655
111,917		COMSYS Holdings Corp	3,100
43,150	*	Concrete Pumping Holdings Inc	365
18,708		Construcciones y Auxiliar de Ferrocarriles S.A.	790
45,645	*	Construction Partners Inc	1,433
124,852	*	Contemporary Amperex Technology Co Ltd	10,300
278,450		Continental Engineering Corp	273
1,388		Conzzeta AG.	1,878
784,280	*	Cornerstone Building Brands, Inc	14,258
128,213		Crane Co	11,843
34,791	*	Creative & Innovative System	350
523,308	*	Crompton Greaves Ltd	558
19,114		CS Wind Corp	1,312
382,402	*	CSBC Corp Taiwan	382
43,311		CSW Industrials, Inc	5,131
489,000		CTCI Corp	688
94,208		Cummins India Ltd	1,141
39,900		Cummins, Inc	9,728
57,872		Curtiss-Wright Corp	6,873
14,696	*,e	Custom Truck One Source, Inc	140
9,729		Daelim Industrial Co	691
7,881		Daetwyler Holding AG.	2,664
141,597	*	Daewoo Engineering & Construction Co Ltd	999
37,501		Daewoo International Corp	776
14,449	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	460
11,138		Dai-Dan Co Ltd	256
198,813		Daifuku Co Ltd	18,038
20,248		Daihen Corp	842
10,089		Daiho Corp	365
13,037		Daiichi Jitsugyo Co Ltd	503
366,386		Daikin Industries Ltd	68,276
35,100	e	Daiwa Industries Ltd	328
13,064	e	Danieli & Co S.p.A.	345
50,833		Danieli & Co S.p.A. (RSP)	876
2,158		Dassault Aviation S.A.	2,542
19,391		Dawonsys Co Ltd	337
84,637		DCC plc	6,933
790,722		Deere & Co	278,896
15,484		Denyo Co Ltd	272
143,125	*	Desktop Metal, Inc	1,646
124,986	*	Deutz AG.	1,012
23,477	g	Dilip Buildcon Ltd	181
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,863		Diploma plc	$7,396
12,039	*	DL E&C Co Ltd	1,516
2,648,700		DMCI Holdings, Inc	341
822,320		Dogan Sirketler Grubu Holdings	268
24,674		Donaldson Co, Inc	1,568
238,529		Dongfang Electric Corp Ltd	405
43,002	*	Doosan Bobcat, Inc	1,834
5,156		Doosan Corp	439
33,153	*	Doosan Fuel Cell Co Ltd	1,471
91,439	*,e	Doosan Heavy Industries and Construction Co Ltd	1,931
116,675	*,e	Doosan Infracore Co Ltd	1,494
12,002		Douglas Dynamics, Inc	488
1,001,051		Dover Corp	150,758
392,953	*,†	Drake & Scull International PJSC	1
1,544,010		Dubai Investments PJSC	715
13,854	*	Ducommun, Inc	756
51,562		Duerr AG.	1,961
225,100		Dufu Technology Corp Bhd	247
23,036	*	DXP Enterprises, Inc	767
20,969	*	Dycom Industries, Inc	1,563
2,912,300		Dynasty Ceramic PCL	276
2,238,631		Eaton Corp	331,720
95,700	e	Ebara Corp	4,714
7,950		Ecopro BM Co Ltd	1,497
17,200	*,e	EHang Holdings Ltd (ADR)	740
48,923		Eiffage S.A.	4,983
22,699		Elbit Systems Ltd	2,941
20,429		Elco Holdings Ltd	1,216
2,650		Electra Israel Ltd	1,503
136,319	*,e	Electro Optic Systems Holdings Ltd	441
1,466,865		Electrocomponents plc	20,899
223,214	*,e	Electrolux Professional AB	1,582
579,684	*	ElSewedy Electric Co	313
2,641,988	*	Embraer S.A.	10,023
164,211	e	EMCOR Group, Inc	20,229
470,946	*,e	Emeco Holdings Ltd	372
85,138		Emerson Electric Co	8,194
27,681	e	Encore Wire Corp	2,098
65,835	*	Energy Recovery, Inc	1,500
30,192		Enerpac Tool Group Corp	804
122,239		EnerSys	11,946
176,971		Engineers India Ltd	190
69,367		EnPro Industries, Inc	6,739
9,307	*	Eos Energy Enterprises, Inc	167
195,844		Epiroc AB	3,845
66,854		Epiroc AB	1,522
32,864		ESCO Technologies, Inc	3,083
118,984		Escorts Ltd	1,957
47,907		Eve Energy Co Ltd	769
4,138	*	EVI Industries, Inc	118
550,637	*	Evoqua Water Technologies Corp	18,601
134,325	e	Fagerhult AB	1,077
174,800		Fangda Carbon New Material Co Ltd	201
191,984	*	Fanuc Ltd	46,037
2,833,631		Far Eastern Textile Co Ltd	3,254
826,446		Fastenal Co	42,975
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

251,692		Federal Signal Corp	$10,126
22,828		Ferguson plc	3,176
415,405		Ferrovial S.A.	12,208
574,478	*,e	Fincantieri S.p.A	519
181,107		Finning International, Inc	4,741
54,990		Finolex Cables Ltd	385
306,000		First Tractor Co	198
23,808		Flowserve Corp	960
364,994		FLSmidth & Co AS	15,207
91,157		Fluidra S.A.	3,616
191,844	*	Fluor Corp	3,396
1,197,880		Fortive Corp	83,540
197,022		Fortune Brands Home & Security, Inc	19,625
74,000		Fortune Electric Co Ltd	116
2,392,008	e	Fosun International	3,438
57,970		Franklin Electric Co, Inc	4,674
10,078	*	FTC Solar, Inc	134
496,169	*,e	FuelCell Energy, Inc	4,416
14,133	*	Fuji Electric Holdings Co Ltd	660
67,445		Fuji Machine Manufacturing Co Ltd	1,545
965,578	*	Fujikura Ltd	4,501
67,039		Fujitec Co Ltd	1,486
3,271	e	Fukuda Corp	142
13,639	*	Fukushima Industries Corp	548
18,856		Furukawa Co Ltd	212
94,364		Furukawa Electric Co Ltd	2,353
1,393,400	*	Gamuda BHD	1,051
29,515		GARO AB	407
156,547	*,e	Gates Industrial Corp plc	2,829
47,909	e	GATX Corp	4,239
258,572		GEA Group AG.	10,477
9,765		Geberit AG.	7,335
43,273	*	GEK Group of Cos S.A.	480
133,756	*	Generac Holdings, Inc	55,529
271,326		General Dynamics Corp	51,080
1,241,495		General Electric Co	16,711
4,190		Georg Fischer AG.	6,222
59,558	*	Gibraltar Industries, Inc	4,545
17,401		Giken Seisakusho Co, Inc	709
9,400		Global Industrial Co	345
47,656		Glory Ltd	990
4,951		GMM Pfaudler Ltd	313
138,015	*	GMS, Inc	6,644
37,771	*	Godrej Industries Ltd	291
26,897		Gorman-Rupp Co	926
27,230	*	Gotion High-tech Co Ltd	183
96,136		Graco, Inc	7,277
666,025		GrafTech International Ltd	7,739
235,193		Grafton Group plc	3,738
60,152	e	Granite Construction, Inc	2,498
43,483	*	Graphite India Ltd	374
83,993	*	Great Lakes Dredge & Dock Corp	1,227
42,951		Greenbrier Cos, Inc	1,872
386,000	*,g	Greentown Management Holdings Co Ltd	268
61,196		Griffon Corp	1,568
410,893	e	Grupo Carso S.A. de C.V. (Series A1)	1,284
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,690		Grupo Empresarial San Jose	$159
140,819	e	Grupo Rotoplas SAB de C.V.	235
28,315		GS Engineering & Construction Corp	1,078
68,054		GS Yuasa Corp	1,740
395,894		GT Capital Holdings, Inc	4,925
12,715		Guangdong Kinlong Hardware Products Co Ltd	381
58,735		Gulf Cable & Electrical Industries Co KSCP	147
217,431		GWA International Ltd	452
14,834		H&E Equipment Services, Inc	494
595,497		Haitian International Holdings Ltd	1,994
46,700		Hangzhou Oxygen Plant Group Co Ltd	250
198,596		Hangzhou Steam Turbine Co	318
18,789	*	Hanjin Heavy Industries & Construction Co Ltd	143
60,579		Hanwa Co Ltd	1,753
32,114		Hanwha Corp	904
34,469		Hanwha Systems Co Ltd	522
554,781		HAP Seng Consolidated BHD	1,042
568,000		Harbin Power Equipment	154
20,800	e	Harmonic Drive Systems, Inc	1,143
92,756		Havells India Ltd	1,225
174,036		Hazama Ando Corp	1,281
243,534	*,e	HC2 Holdings, Inc	969
29,546		HDC Hyundai Development Co-Engineering & Construction	826
370,500		Hebei Construction Group Corp Ltd	115
24,060		Hefei Meiya Optoelectronic Technology, Inc	208
8,613	*	HEG Ltd	254
57,920		HEICO Corp	8,075
102,913		HEICO Corp (Class A)	12,780
36,679		Helios Technologies, Inc	2,863
154,050		Hensoldt AG.	2,777
14,040	*	Herc Holdings, Inc	1,573
114,618		Hexagon Composites ASA	497
56,970	*	Hexagon Purus Holding AS.	257
28,057		Hexatronic Group AB	421
114,555	*	Hexcel Corp	7,148
10,528		Hibiya Engineering Ltd	172
112,595		Hillenbrand, Inc	4,963
137,194		Hino Motors Ltd	1,213
9,000		Hirata Corp	537
244,459	*	Hitachi Construction Machinery Co Ltd	7,487
1,627,760	*	Hitachi Ltd	93,282
675,220		Hitachi Zosen Corp	4,356
111,042		Hiwin Technologies Corp	1,572
37,608		Hochtief AG.	2,892
2,725,460		Honeywell International, Inc	597,830
22,275		Hongfa Technology Co Ltd	216
40,562		Hoshizaki Electric Co Ltd	3,446
7,201		Hosokawa Micron Corp	386
723,470		Howden Joinery Group plc	8,182
650,848	*	Howmet Aerospace, Inc	22,435
540,909	e	Hubbell, Inc	101,063
15,346		Huber & Suhner AG.	1,298
21,228		Huntington Ingalls	4,474
6,620	*	Hydrofarm Holdings Group, Inc	391
206,644	*,e	Hyliion Holdings Corp	2,407
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,793		Hyosung Corp	$4,370
3,285	*	Hyosung Heavy Industries Corp	213
12,844		Hyster-Yale Materials Handling, Inc	937
73,555	*	Hyundai Construction Equipment Co Ltd	3,619
28,301	*	Hyundai Electric & Energy System Co Ltd	517
19,725		Hyundai Elevator Co Ltd	930
32,721		Hyundai Engineering & Construction Co Ltd	1,694
33,661	*	Hyundai Heavy Industries	4,004
18,128	*	Hyundai Mipo Dockyard	1,407
20,880		Hyundai Robotics Co Ltd	1,313
65,309	*	Hyundai Rotem Co Ltd	1,406
33,477		Idec Corp	632
10,729		IDEX Corp	2,361
15,592	*	IES Holdings, Inc	801
2,253,100		IJM Corp BHD	972
4,841		Iljin Diamond Co Ltd	185
244,278		Illinois Tool Works, Inc	54,611
277,571		IMI plc	6,604
12,120	*,e	Implenia AG.	315
82,536		Inaba Denki Sangyo Co Ltd	1,924
56,198		Inabata & Co Ltd	866
15,700	*,g	IndiaMart InterMesh Ltd	1,479
18,290		Indus Holding AG.	724
672,439		Industries Qatar QSC	2,449
278,918		Indutrade AB	7,140
20,207	*	Infrastructure and Energy Alternatives, Inc	260
389,632	*	Ingersoll Rand, Inc	19,018
2,803,600	*,†	Inovisi Infracom Tbk PT	0	^
1,472,172	*	InPost S.A.	29,547
40,642		Instalco AB	1,687
24,616		Insteel Industries, Inc	791
73,050		Interpump Group S.p.A.	4,334
656		Interroll Holding AG.	2,602
127,940	e	Investment AB Latour	4,201
42,842	e	INVISIO AB	945
130,618		Inwido AB	2,259
246,824	*	Iochpe-Maxion S.A.	795
88,946		IRB Infrastructure Developers Ltd	193
10,990		IS Dongseo Co Ltd	593
136,300	*	Ishikawajima-Harima Heavy Industries Co Ltd	3,256
11,252		Italmobiliare S.p.A	406
404,564	*,e	Itm Power plc	2,554
1,331,862		Itochu Corp	38,430
498,772		ITT, Inc	45,683
16,778		Jantsa Jant Sanayi Ve Ticaret AS.	150
7,932		Japan Pulp & Paper Co Ltd	252
57,861		Japan Steel Works Ltd	1,486
187,068		Jardine Matheson Holdings Ltd	11,957
44,120	e	JDC Corp	227
86,664	*	JELD-WEN Holding, Inc	2,276
2,641,346		JG Summit Holdings (Series B)	3,363
421,700		JGC Corp	3,929
62,804		Jiangsu Hengli Hydraulic Co Ltd	834
209,318		Jiangsu Zhongtian Technology Co Ltd	324
187,188		John Bean Technologies Corp	26,697
490,088	g	John Laing Group plc	2,713
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,413		Johns Lyng Group Ltd	$510
922,552		Johnson Controls International plc	63,315
15,150	g	JOST Werke AG.	904
369,100	*,e	JTOWER, Inc	18,663
5,082		Judges Scientific plc	404
47,651		Jungheinrich AG.	2,331
2,918	e	Kaba Holding AG.	1,990
6,240		Kadant, Inc	1,099
59,133		Kajaria Ceramics Ltd	780
213,099		Kajima Corp	2,704
50,418		Kalpataru Power Transmission Ltd	289
36,306		Kaman Corp	1,830
9,375		Kamei Corp	95
32,900		Kanamoto Co Ltd	760
115,601		Kandenko Co Ltd	903
80,800		Kanematsu Corp	1,076
1,975,919	*	KAP Industrial Holdings Ltd	571
3,069	*,e	Karat Packaging, Inc	63
6,227		Kardex AG.	1,441
23,800		Katakura Industries Co Ltd	319
147,900	*	Kawasaki Heavy Industries Ltd	3,178
7,236		KCC Glass Corp	403
90,405	*	KEC International Ltd	551
41,321		KEI Industries Ltd	386
95,600		Keihan Electric Railway Co Ltd	2,891
99,384		Keller Group plc	1,103
113,314	e	Kennametal, Inc	4,070
9,631		KEPCO Engineering & Construction Co, Inc	431
1,260,747		Keppel Corp Ltd	5,141
211,671		Kinden Corp	3,459
15,684		Kingspan Group plc	1,482
62,246		KION Group AG.	6,645
159,500		Kitz Corp	1,084
127,153	*	Kloeckner & Co AG.	1,743
62,407		Knorr-Bremse AG.	7,180
95,605	*	KNR Constructions Ltd	307
337,878		KOC Holding AS	711
12,682	*	Koenig & Bauer AG.	423
708,820		Komatsu Ltd	17,560
3,928	*	Komax Holding AG.	993
101,090		Komori Corp	742
34,589		Kone Oyj (Class B)	2,823
59,003		Konecranes Oyj	2,487
93,510		Kongsberg Gruppen ASA	2,409
293,188	*	Koninklijke BAM Groep NV	817
58,149		Korea Aerospace Industries Ltd	1,701
4,030		Korea Electric Terminal Co Ltd	362
372,281	*	Kornit Digital Ltd	46,286
346,597	*	Kratos Defense & Security Solutions, Inc	9,875
15,273		Krones AG.	1,366
837,912	e	Kubota Corp	16,951
78,104		Kumagai Gumi Co Ltd	1,971
45,997		Kung Long Batteries Industrial Co Ltd	248
71,587		Kurita Water Industries Ltd	3,441
33,654		Kyokuto Kaihatsu Kogyo Co Ltd	479
102,855		Kyowa Exeo Corp	2,532
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,222		Kyudenko Corp	$1,423
4,664		Kyung Dong Navien Co Ltd	290
312,420		L3Harris Technologies, Inc	67,530
2,432		Lakshmi Machine Works Ltd	213
1,094,583		Larsen & Toubro Ltd	22,136
3,336	*	Lawson Products, Inc	179
67,275		Legrand S.A.	7,130
47,024		Lennox International, Inc	16,496
403,328	*	Leonardo S.p.A.	3,263
76,081		LG Corp	6,922
42,362		LG Hausys Ltd	3,694
150,567		LG International Corp	4,171
226,211	*	Liberty Media Acquisition Corp	2,396
246,756		Lifco AB	5,771
8,338		LIG Nex1 Co Ltd	314
17,047	e	Lincoln Electric Holdings, Inc	2,245
136,080		Lindab International AB	3,177
6,737		Lindsay Corp	1,113
15,770		LISI	515
814,050		LIXIL Group Corp	21,065
281,316		Lockheed Martin Corp	106,436
1,566,355		Lonking Holdings Ltd	506
110,909		Lotte Corp	3,956
13,362		LS Cable Ltd	839
35,547		LS Industrial Systems Co Ltd	1,765
79,807	g	Luceco plc	459
190,000	*	Luoyang Glass Co Ltd	250
30,967	e	Luxfer Holdings plc	689
30,861	*	LX Holdings Corp	308
17,027	*	Lydall, Inc	1,030
79,019		Maas Group Holdings Ltd	332
46,932	e	Mabuchi Motor Co Ltd	1,774
410,115	e	Maeda Corp	3,558
35,362		Maeda Road Construction Co Ltd	696
166,463	e	Maire Tecnimont S.p.A	609
22,439		Makino Milling Machine Co Ltd	906
266,691		Makita Corp	12,558
3,058,200		Malaysian Resources Corp BHD	299
11,268		Manitou BF S.A.	361
46,372	*	Manitowoc Co, Inc	1,136
407,410		Marcopolo S.A.	278
1,044,840		Marubeni Corp	9,099
1,268,980		Masco Corp	74,756
22,200	*	Masonite International Corp	2,482
9,939	*,e	Mastec, Inc	1,055
37,256	*	Matrix Service Co	391
27,600		Max Co Ltd	453
96,598	e	Maxar Technologies, Inc	3,856
12,770	*,e	Mayville Engineering Co Inc	257
2,387		MBB SE	373
55,899		McGrath RentCorp	4,560
22,757	*,e	McPhy Energy S.A.	577
711,000		MECOM Power and Construction Ltd	356
799,644	*	Meggitt plc	5,108
35,871		Meidensha Corp	713
23,800		Meisei Industrial Co Ltd	157
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

492,062		Melrose Industries plc	$1,059
74,671	*	Mercury Systems, Inc	4,949
59,788	*	Meritor, Inc	1,400
389,503		Metallurgical Corp of China Ltd	180
26,200		METAWATER Co Ltd	498
633,872		Metso Outotec Oyj	7,365
12,053	*	Middleby Corp	2,088
54,694	e	Mie Kotsu Group Holdings, Inc	231
14,587		Millat Tractors Ltd	100
15,707		Miller Industries, Inc	619
289,990		Minebea Co Ltd	7,662
92,900		Ming Yang Smart Energy Group Ltd	233
91,462		Miraito Holdings Corp	1,622
350,154		MISUMI Group, Inc	11,850
1,041,635		Mitsubishi Corp	28,454
874,177		Mitsubishi Electric Corp	12,691
256,538		Mitsubishi Heavy Industries Ltd	7,574
30,000		Mitsubishi Nichiyu Forklift Co Ltd	275
25,750		Mitsuboshi Belting Co Ltd	406
2,088,669		Mitsui & Co Ltd	47,049
74,931		Miura Co Ltd	3,254
90,420		Monadelphous Group Ltd	708
1,027,490		MonotaRO Co Ltd	24,212
62,640	*,g	Montana Aerospace AG.	2,637
80,833		Moog, Inc (Class A)	6,795
298,370		Morgan Crucible Co plc	1,457
40,164		Morgan Sindall plc	1,197
112,244	e	Mori Seiki Co Ltd	2,018
29,100		Morita Holdings Corp	420
348,042	*,e	MRC Global, Inc	3,272
61,334		MSC Industrial Direct Co (Class A)	5,504
46,075		MTU Aero Engines Holding AG.	11,424
74,842		Mueller Industries, Inc	3,241
229,420		Mueller Water Products, Inc (Class A)	3,308
157,211	g	Munters Group AB	1,405
55,597	*	MYR Group, Inc	5,055
39,662	e	Nabtesco Corp	1,496
13,933		Nachi-Fujikoshi Corp	490
298,749	*	Nagarjuna Construction Co	350
104,100		Nagase & Co Ltd	1,556
303,064		NARI Technology Co Ltd	1,089
155,845		National Central Cooling Co PJSC	120
805,355	*	National Industries Group Holding SAK	595
7,289		National Presto Industries, Inc	741
60,946	*	Navistar International Corp	2,712
541,821		NBCC India Ltd	394
195,982		NCC AB (B Shares)	3,346
1,470,072	*,e	NEL ASA	3,433
96,998		Neles Oyj	1,399
23,900		Nexans S.A.	2,181
64,806	e	NFI Group, Inc	1,473
28,704		NGK Insulators Ltd	483
1,546,229		Nibe Industrier AB	16,293
60,840		Nichias Corp	1,534
8,000		Nichiden Corp	155
50,445		Nichiha Corp	1,284
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,700		Nichireki Co Ltd	$302
118,952		Nidec Corp	13,678
54,067		Nikkiso Co Ltd	545
109,078	*,e	Nikola Corp	1,970
27,618	*	Nilfisk Holding A.S.	967
105,776		Nippo Corp	3,017
10,600		Nippon Carbon Co Ltd	400
36,459		Nippon Densetsu Kogyo Co Ltd	592
13,325		Nippon Koei Co Ltd	370
5,700		Nippon Road Co Ltd	396
101,000	*,e	Nippon Sheet Glass Co Ltd	580
16,517		Nippon Steel Trading Co Ltd	650
44,165		Nishimatsu Construction Co Ltd	1,377
20,700		Nishio Rent All Co Ltd	578
7,095		Nissei ASB Machine Co Ltd	315
131,831	e	Nisshinbo Industries, Inc	1,142
47,300		Nissin Electric Co Ltd	597
20,400		Nitta Corp	477
346,200	e	Nitto Boseki Co Ltd	10,681
42,135		Nitto Kogyo Corp	691
11,073		Nitto Kohki Co Ltd	180
13,935		Nittoku Engineering Co Ltd	494
58,668	*	NKT Holding AS	2,696
58,592	*	NN, Inc	431
2,400	*,†,e	Noble Group Ltd	0	^
400,172		Nolato AB	3,941
75,747	*	Nordex AG.	1,843
97,790		Nordson Corp	21,466
9,983		Noritake Co Ltd	379
20,251	e	Noritsu Koki Co Ltd	433
23,331	e	Noritz Corp	391
32,608		NORMA Group	1,671
444,182		Northrop Grumman Corp	161,429
13,843	*,e	Northwest Pipe Co	391
325,526	*	NOW, Inc	3,089
517,541		NRW Holdings Ltd	568
594,190		NSK Ltd	5,026
921,861	*	NTN Corp	2,410
14,508	*	NV5 Global Inc	1,371
30,135	e	nVent Electric plc	941
1,475,000		NWS Holdings Ltd	1,569
1,938,495	*	Oatly Group AB (ADR)	47,416
8,546	e	Obara Corp	293
310,809		Obayashi Corp	2,478
185,596		OC Oerlikon Corp AG.	2,061
5,961		OHB AG.	261
23,121		Oiles Corp	322
24,067		Okuma Holdings, Inc	1,179
31,500		Okumura Corp	828
1,578		Omega Flex, Inc	232
230,126	*,e	Opus Global Rt	182
25,137		Organo Corp	1,408
80,606		OSG Corp	1,399
28,634		Oshkosh Corp	3,569
9	*	OSRAM Licht AG.	1
607,658		Otis Worldwide Corp	49,688
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,438		Otokar Otobus Karoseri Sanayi AS	$174
1,239,361		Owens Corning, Inc	121,333
1,057,954		PACCAR, Inc	94,422
341,020	*	PAE, Inc	3,035
12,377		Palfinger AG.	519
30,409		Park Aerospace Corp	453
699,995		Parker-Hannifin Corp	214,975
11,943	e	Park-Ohio Holdings Corp	384
38,372	*	Parsons Corp	1,510
190,575		Peab AB (Series B)	2,355
35,516		Pentair plc	2,397
1,451,900		Pentamaster Corp BHD	1,621
267,446		Penta-Ocean Construction Co Ltd	1,864
31,200		PER Aarsleff A.S.	1,406
3,924		Pfeiffer Vacuum Technology AG.	745
53,985	*	PGT Innovations, Inc	1,254
152,528	*	Plug Power, Inc	5,215
63,057	*	PNC Infratech Ltd	245
26,904		PNE AG.	237
28,147	*	Polycab India Ltd	749
258,585		Polypipe Group plc	2,195
207,805		Polyplex PCL (Foreign)	169
13,353	*	Porr AG.	253
13,896		Powell Industries, Inc	430
316,669		Power Construction Corp of China Ltd	190
46,357	*,e	PowerCell Sweden AB	1,224
2,364,388	*	PP Persero Tbk PT	150
3,833		Preformed Line Products Co	284
220,299		Primoris Services Corp	6,483
37,266	*	Proto Labs, Inc	3,421
25,793		Prysmian S.p.A.	926
127,953		PSG Group Ltd	713
1,236,014		QinetiQ plc	5,883
45,106		Quanex Building Products Corp	1,120
234,740		Quanta Services, Inc	21,260
45,900		Raito Kogyo Co Ltd	747
122,332		Randon Participacoes S.A.	334
4,439		Rational AG.	4,022
30,327		Raven Industries, Inc	1,754
5,458,916		Raytheon Technologies Corp	465,700
53,496	*	RBC Bearings, Inc	10,668
474,000	*	Realord Group Holdings Ltd	695
232,797		Rechi Precision Co Ltd	174
252,408		Reece Ltd	4,470
125,520		Regal-Beloit Corp	16,758
824,112		Reliance Worldwide Corp Ltd	3,249
29,100	*,e	ReneSola Ltd (ADR)	265
182,251	*	Resideo Technologies, Inc	5,468
123,932	e	Reunert Ltd	440
405,425		REV Group, Inc	6,361
333,345		Rexel S.A.	6,980
428,734		Rexnord Corp	21,454
97,000		Rexon Industrial Corp Ltd	275
184,466		Rheinmetall AG.	18,228
54,017		Richelieu Hardware Ltd	1,748
3,012	*	Rieter Holding AG.	590
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,900	*	Riyue Heavy Industry Co Ltd	$201
227,138		Rockwell Automation, Inc	64,966
866		Rockwool International AS (B Shares)	422
7,257,528	*	Rolls-Royce Group plc	9,936
30,010	*,e	Romeo Power, Inc	244
349,286		Roper Technologies Inc	164,234
1,719,993		Rotork plc	8,112
157,600		Run Long Construction Co Ltd	322
56,545		Rush Enterprises, Inc (Class A)	2,445
7,593		Rush Enterprises, Inc (Class B)	290
63,320	e	Russel Metals, Inc	1,730
33,757		Ryobi Ltd	472
73,074		Saab AB (Class B)	1,940
390,870	e	Sacyr Vallehermoso S.A.	995
522,342		Safran S.A.	72,492
13,794	e	Salcef S.p.A	228
5,049		Samho International Co Ltd	160
75,312		Samsung C&T Corp	9,121
68,987	*	Samsung Engineering Co Ltd	1,462
208,306	*	Samsung Heavy Industries Co Ltd	1,240
139,195		Samsung Techwin Co Ltd	5,806
58,623		San Shing Fastech Corp	127
2,160,384		Sandvik AB	55,240
40,100		Sanki Engineering Co Ltd	508
368,741		Sanwa Shutter Corp	4,535
1,044,000		Sany Heavy Equipment International	1,057
470,057		Sany Heavy Industry Co Ltd	2,112
9,400		Sanyo Denki Co Ltd	650
65,140	*	Saudi Ceramic Co	996
35,733	e	Savaria Corp	578
5,890		Schaeffler India Ltd	447
4,158		Schindler Holding AG.	1,272
2,100		Schindler Holding AG. (Registered)	614
687,339		Schneider Electric S.A.	108,355
1,040		Schweiter Technologies AG.	1,524
29,295		Sekisui Jushi Corp	559
8,078,436	*,e	SembCorp Marine Ltd	724
12,093		Semperit AG. Holding	486
435,342	*	Senior plc	912
127,336	*,e	Sensata Technologies Holding plc	7,382
140,558	e	Seven Group Holdings Ltd	2,144
14,277		SFA Engineering Corp	549
17,495		SFS Group AG.	2,517
56,881	*	SGL Carbon AG.	546
153,827		Shanghai Construction Group Co Ltd	66
213,180		Shanghai Diesel Engine Co Ltd	101
844,803	*	Shanghai Electric Group Co Ltd	554
225,248		Shanghai Highly Group Co Ltd	118
385,000		Shanghai Industrial Holdings Ltd	568
142,657		Shapir Engineering and Industry Ltd	1,088
128,340		Shenzhen Inovance Technology Co Ltd	1,472
18,136		Shibaura Machine Co Ltd	399
14,500		Shibuya Kogyo Co Ltd	406
252,489	*	Shikun & Binui Ltd	1,632
36,900		Shima Seiki Manufacturing Ltd	632
264,244		Shimizu Corp	2,031
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,104		Shin Nippon Air Technologies Co Ltd	$56
126,361		Shin Zu Shing Co Ltd	530
21,700		Shinko Electric Co Ltd	244
33,584		Shinko Plantech Co Ltd	350
54,700		Shinmaywa Industries Ltd	473
20,448		Shinnihon Corp	155
122,149	*	Shoals Technologies Group, Inc	4,336
41,608		SHO-BOND Holdings Co Ltd	1,732
1,537,469	*	Shun TAK Holdings Ltd	495
193,397		Shyft Group, Inc	7,235
272,800	*	Sichuan Road & Bridge Co Ltd	265
1,455,018		Siemens AG.	231,026
1,429,307	*	Siemens Energy AG.	43,055
24,141		Siemens Gamesa Renewable Energy	807
28,362		Siemens India Ltd	772
12,782	e	SIF Holding NV	224
704,259	*	SIG plc	514
224,927	g	Signify NV	14,278
1,243,459		Sime Darby BHD	653
113,830	e	Simpson Manufacturing Co, Inc	12,571
778,007		Singapore Technologies Engineering Ltd	2,245
47,851	e	Sinko Industries Ltd	808
798,096		Sino Thai Engineering & Construction PCL	339
1,119,000		Sinopec Engineering Group Co Ltd	724
716,967		Sinotruk Hong Kong Ltd	1,536
22,139	*	SiteOne Landscape Supply, Inc	3,747
28,593		SK Holdings Co Ltd	7,167
126,465		SK Networks Co Ltd	675
173,937		Skanska AB (B Shares)	4,618
38,585		SKF AB (B Shares)	983
16,807	*	SKF India Ltd	607
105,711		SM Investments Corp	2,166
35,363	*	SMC Corp	20,921
1,719,433		Smiths Group plc	37,869
75,493		Snap-On, Inc	16,867
182,329	e	SNC-Lavalin Group, Inc	4,744
44,800	e	Sodick Co Ltd	411
1,180,213		Sojitz Holdings Corp	3,570
36,314	*,e	Soltec Power Holdings S.A.	324
63,982		Spirax-Sarco Engineering plc	12,051
514,223		Spirit Aerosystems Holdings, Inc (Class A)	24,266
234,025	*	SPX Corp	14,294
59,345		SPX FLOW, Inc	3,872
45,936		Stabilus S.A.	3,742
51,580	e	Stadler Rail AG.	2,268
15,946		Standex International Corp	1,513
591,078		Stanley Black & Decker, Inc	121,165
32,466		Star Micronics Co Ltd	494
5,599		Steico SE	735
102,060	*,e	Stem, Inc	3,675
50,985	*	Sterling Construction Co, Inc	1,230
20,574	e	Sulzer AG.	2,847
870,470		Sumitomo Corp	11,672
18,097		Sumitomo Densetsu Co Ltd	373
307,200		Sumitomo Heavy Industries Ltd	8,495
143,857		Sumitomo Mitsui Construction Co Ltd	612
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,070		Sungrow Power Supply Co Ltd	$1,334
145,000		Sunonwealth Electric Machine Industry Co Ltd	235
252,500		Sunpower Group Ltd	163
70,155	*,e	Sunrun, Inc	3,913
301,848		Sunway Construction Group BHD	121
31,663		Sunwoda Electronic Co Ltd	159
14,763		Suzhou Gold Mantis Construction Decoration Co Ltd	18
4,800		Suzhou Maxwell Technologies Co Ltd	337
206,930		Sweco AB	3,765
103,522		Tadano Ltd	1,080
13,495		Taeyoung Engineering & Construction Co Ltd	150
226,349	*	Taihan Electric Wire Co Ltd	615
14,243		Taihei Dengyo Kaisha Ltd	335
48,053		Taikisha Ltd	1,434
91,586		Taisei Corp	3,006
763,670	*	Taiwan Glass Industrial Corp	1,024
16,039		Takamatsu Corp	292
30,864		Takara Standard Co Ltd	423
77,541		Takasago Thermal Engineering Co Ltd	1,294
36,800		Takeuchi Manufacturing Co Ltd	917
61,800		Takuma Co Ltd	934
76,355	*,g	Talgo S.A.	432
33,803	*	Tarkett S.A.	802
43,200		Tatsuta Electric Wire and Cable Co Ltd	214
267,166		TBEA Co Ltd	531
1,358,475		Techtronic Industries Co	23,674
1,295,000		Teco Electric and Machinery Co Ltd	1,542
18,399	e	Teikoku Sen-I Co Ltd	346
146,064		Tekfen Holding AS	246
137,174	*	Teledyne Technologies, Inc	57,453
17,163		Tennant Co	1,370
2,079,785		Terex Corp	99,039
59,029	*,e	Textainer Group Holdings Ltd	1,993
819,117		Textron, Inc	56,331
220,250		Thales S.A.	22,504
23,484	*,e	The ExOne Company	508
31,084	*	Thermax Ltd	622
42,475	*	Thermon Group Holdings	724
43,165		THK Co Ltd	1,288
1,070,200		Thoresen Thai Agencies PCL	565
11,274		Timken Co	909
13,450		Timken India Ltd	266
157,122	*	Titan International, Inc	1,332
80,024	*	Titan Machinery, Inc	2,476
41,569		TKH Group NV	2,100
16,800	e	Toa Corp/Tokyo	372
58,711		Tocalo Co Ltd	739
393,856		Toda Corp	2,717
4,415		Toenec Corp	143
107,800		Tokai Corp	878
70,102		Tokyu Construction Co Ltd	497
48,136	*	Topsec Technologies Group Inc	147
74,231		Toro Co	8,157
119,773		Toromont Industries Ltd	10,435
292,492		Toshiba Corp	12,636
27,377		Totetsu Kogyo Co Ltd	555
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,328		Toto Ltd	$5,043
55,803		Toyo Construction Co Ltd	285
12,700		Toyo Tanso Co Ltd	321
101,858		Toyota Tsusho Corp	4,835
27,853	*	TPI Composites, Inc	1,349
981,104		Trane Technologies plc	180,660
3,970	*	Transcat Inc	224
107,095	*	TransDigm Group, Inc	69,322
230,268	*	Travis Perkins plc	5,388
419,152		Trelleborg AB (B Shares)	9,742
172,462	*	Trex Co, Inc	17,627
58,001	*	Trimas Corp	1,759
115,944		Trinity Industries, Inc	3,118
181,518		Triton International Ltd	9,501
69,633	*	Triumph Group, Inc	1,445
40,874		Troax Group AB	1,335
49,010		Trusco Nakayama Corp	1,251
36,430		Tsubaki Nakashima Co Ltd	561
26,290		Tsubakimoto Chain Co	751
44,300		Tsugami Corp	682
25,700		Tsukishima Kikai Co Ltd	268
9,214		Tsurumi Manufacturing Co Ltd	144
53,717		Turk Traktor ve Ziraat Makineleri AS	1,048
1,352,853		Turkiye Sise ve Cam Fabrikalari AS	1,187
59,771	*	Tutor Perini Corp	828
17,398	*	TY Holdings Co Ltd	451
206,161		UFP Industries, Inc	15,326
74,418		Ultra Electronics Holdings	2,359
10,000		Union Tool Co	358
83,564	*	Unison Co Ltd	298
127,537		United Integrated Services Co Ltd	972
218,972	*	United Rentals, Inc	69,854
228,106	*	Univar Solutions Inc	5,561
58,281		Uponor Oyj	1,689
97,300		Ushio, Inc	1,779
230,800		UWC BHD	284
264,196		Valmet Corp	11,537
28,402		Valmont Industries, Inc	6,704
19,102	e	Varta AG.	2,946
46,410	g	VAT Group AG.	15,434
66,065	*	Vectrus, Inc	3,144
113,359		Veidekke ASA	1,517
20,310	*	Veritiv Corp	1,247
516,056		Vertiv Holdings Co	14,088
102,338		Vestas Wind Systems A.S.	3,999
222,224		Vesuvius plc	1,627
136,492	*	V-Guard Industries Ltd	487
11,817	*	Vicor Corp	1,250
115,858	*	View, Inc	982
612,945		Vinci S.A.	65,522
121,318	*,e	Virgin Galactic Holdings, Inc	5,581
116,787		Volex plc	602
171,887		Voltas Ltd	2,367
86,172		Voltronic Power Technology Corp	4,157
20,208	e	Volvo AB (A Shares)	502
805,405	e	Volvo AB (B Shares)	19,410
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,170		Vossloh AG.	$462
583,977	e,g	VPower Group International Holdings Ltd	132
374,414		W.W. Grainger, Inc	163,993
67,428	e	Wabash National Corp	1,079
1,268,595		Wabtec Corp	104,405
80,063		Wacker Construction Equipment AG.	2,305
34,800		Wakita & Co Ltd	321
1,849,472	*	Walsin Lihwa Corp	1,942
4,127,468		Wartsila Oyj (B Shares)	61,322
11,895		Washtec AG.	739
3,718,800	*	Waskita Karya Persero Tbk PT	226
56,358		Watsco, Inc	16,154
30,265		Watts Water Technologies, Inc (Class A)	4,416
251,059	e	Webuild SpA	667
1,445,450		Weg S.A.	9,791
849,709		Weichai Power Co Ltd	1,887
153,658		Weichai Power Co Ltd (Class A)	424
690,465	*	Weir Group plc	17,725
313,946	*	Welbilt, Inc	7,268
109,824	*	WESCO International, Inc	11,292
143,447	*,e	Westport Innovations, Inc	761
2,302,872	*	Wijaya Karya Persero Tbk PT	158
4,318	*	Willis Lease Finance Corp	185
558,722	*	WillScot Mobile Mini Holdings Corp	15,572
40,892	*	Wilson Bayly Holmes-Ovcon Ltd	322
131,142	e	Woodward Inc	16,115
107,457	e	WSP Global, Inc	12,544
13,100		Wuxi Shangji Automation Co Ltd	363
507,238		XCMG Construction Machinery Co Ltd	500
274,411	*	Xiamen C & D, Inc	344
280,467		Xinjiang Goldwind Science & Technology Co Ltd	527
804,613	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	1,257
1,570,000		Xinyi Glass Holdings Co Ltd	6,397
81,112		Xxentria Technology Materials Corp	213
40,592		Xylem, Inc	4,869
38,380		YAMABIKO Corp	421
38,800	e	Yamashin-Filter Corp	247
61,970		Yamazen Corp	558
2,366,800		Yangzijiang Shipbuilding	2,487
21,448		Yantai Eddie Precision Machinery Co Ltd	142
26,622		Yaskawa Electric Corp	1,300
144,270	e	YIT Oyj	885
54,579		Yokogawa Bridge Holdings Corp	1,035
13,852		Yuasa Trading Co Ltd	376
613,426		Yuexiu Property Co Ltd	646
79,000		Yungtay Engineering Co Ltd	175
40,600		Yurtec Corp	264
10,438	*,†	Yuyang DNU Co Ltd	0
377,812		Zardoya Otis S.A.	2,607
9,089		Zehnder Group AG.	868
125,900		Zhefu Holding Group Co Ltd	97
134,263	*	Zhejiang Chint Electrics Co Ltd	693
17,192	*	Zhejiang Dingli Machinery Co Ltd	156
12,956		Zhejiang HangKe Technology, Inc Co	170
90,412		Zhejiang Sanhua Intelligent Controls Co Ltd	335
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,551		Zhejiang Weixing New Building Materials Co Ltd	$251
150,400	*,e	Zhengzhou Coal Mining Machinery Group Co Ltd	191
77,885		Zhengzhou Yutong Bus Co Ltd	150
247,200	*	Zhuzhou CSR Times Electric Co Ltd	1,460
153,800		Zhuzhou Kibing Group Co Ltd	442
447,839		Zoomlion Heavy Industry Science and Technology Co Ltd	640
588,738		Zoomlion Heavy Industry Science and Technology Co Ltd	616
32,506		Zumtobel AG.	328
		TOTAL CAPITAL GOODS	9,956,147

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
13,291	*	51job, Inc (ADR)	1,034
240,518		ABM Industries, Inc	10,667
70,543	*	Acacia Research (Acacia Technologies)	477
130,094		ACCO Brands Corp	1,123
133,425		Adecco S.A.	9,078
212,462		ADT, Inc	2,292
36,220		Aeon Delight Co Ltd	1,135
91,857		AF AB	3,023
265,441		Aggreko plc	3,168
1,382,204	*	Aker Carbon Capture AS.	3,190
13,928	*,e	Akka Technologies S.A.	389
235,026	g	A-Living Services Co Ltd	1,167
495,581		ALS Ltd	4,843
34,030	e	Altech Corp	595
5,887		Amadeus Fire AG	1,077
41,300		Ambipar Participacoes e Empreendimentos S	378
150,976		Applus Services S.A.	1,475
67,638	*	ASGN Inc	6,556
26,835	*	Atlas Technical Consultants, Inc	260
10,833		Barrett Business Services, Inc	787
28,079		BayCurrent Consulting, Inc	10,088
40,722	g	Befesa S.A.	3,130
1,364,000	*	Beijing Enterprises Urban Resources Group Ltd	176
168,677		Beijing Originwater Technology Co Ltd	191
368,882		Benefit One, Inc	11,614
55,547	e	BeNEXT Group Inc	637
4,879		Bertrandt AG.	326
311,711	*,g	Biffa plc	1,401
30,628		Bilfinger Berger AG.	917
455,312		Bingo Industries Ltd	1,172
64,000		Binjiang Service Group Co Ltd	277
160,300		Boa Vista Servicos S.A.	354
262,401		Booz Allen Hamilton Holding Co	22,351
109,833	e	Boyd Group Services, Inc	19,987
172,282		Brady Corp (Class A)	9,655
1,280,956		Brambles Ltd	10,993
201,562	g	Bravida Holding AB	2,916
83,608	*	BrightView Holdings, Inc	1,348
58,858	e	Brink’s Co	4,523
100,936		Brunel International NV	1,310
254,960	*	Bureau Veritas S.A.	8,073
33,473	*	CACI International, Inc (Class A)	8,540
68,880	*	Casella Waste Systems, Inc (Class A)	4,369
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,113	e	Caverion Corp	$802
66,691	*	CBIZ, Inc	2,185
40,908	*	Ceco Environmental Corp	293
5,088		Central Security Patrols Co Ltd	142
11,604		Cewe Color Holding AG.	1,797
1,632,085		China Everbright International Ltd	925
108,775	*,e	Cimpress plc	11,792
127,875		Cintas Corp	48,848
1,568,645	*,e	Clarivate Analytics plc	43,185
69,707	*	Clean Harbors, Inc	6,492
64,000		Cleanaway Co Ltd	381
4,112,045		Cleanaway Waste Management Ltd	8,145
159,652		Clipper Logistics plc	1,778
5,500		Compx International, Inc	114
98,544	g	Coor Service Management Holding AB	781
298,543	*	Copart, Inc	39,357
158,440	*	CoreCivic, Inc	1,659
544,268	*	CoStar Group, Inc	45,076
1,281,400		Country Garden Services Holdings Co Ltd	13,826
308,550		Covanta Holding Corp	5,434
7,966		CRA International, Inc	682
1,320,000	*,†,e	CT Environmental Group Ltd	2
1,157,033		Dai Nippon Printing Co Ltd	24,484
38,721		Daiseki Co Ltd	1,739
5,429		Danel Adir Yeoshua Ltd	1,138
56,516		Deluxe Corp	2,700
95,968	*	Derichebourg	971
45,776		DKSH Holding AG.	3,507
7,840	*,e	DO & CO AG.	709
695,985		Downer EDI Ltd	2,916
137,358	*	Driven Brands Holdings, Inc	4,247
193,153	*	Dun & Bradstreet Holdings, Inc	4,128
41,498		Duskin Co Ltd	947
333,000		Dynagreen Environmental Protection Group Co Ltd	153
32,000		ECOVE Environment Corp	263
187,235	*	Elis S.A.	3,533
28,120		en-japan, Inc	998
36,812		Ennis, Inc	792
166,566		Equifax, Inc	39,894
688,000		Ever Sunshine Lifestyle Services Group Ltd	1,708
1,321,031		Experian Group Ltd	51,004
41,647		Exponent, Inc	3,715
22,411		Fila S.p.A	286
100,000	*	First Advantage Corp	1,991
20,630	*	Forrester Research, Inc	945
41,482	*	Franklin Covey Co	1,342
738,900		Frontken Corp BHD	512
47,462	*	FTI Consulting, Inc	6,484
107,865		Fullcast Co Ltd	2,241
39,954		Funai Soken Holdings, Inc	866
13,243	*	GDI Integrated Facility Services, Inc	548
148,412	e	GFL Environmental, Inc	4,744
19,464	*	GP Strategies Corp	306
27,000	*	Grace Technology, Inc	390
608,379		Greentown Service Group Co Ltd	945
193,205	*	Harsco Corp	3,945
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,729,657	*	Hays plc	$3,795
146,880		Healthcare Services Group	4,637
20,330		Heidrick & Struggles International, Inc	906
16,534	*	Heritage-Crystal Clean, Inc	491
225,912		Herman Miller, Inc	10,649
3,272	e	HireQuest, Inc	61
148,390		HNI Corp	6,525
370,734		HomeServe plc	4,903
69,338	*	Huron Consulting Group, Inc	3,408
255,166	*	IAA, Inc	13,917
112,391		ICF International, Inc	9,875
538,543		IHS Markit Ltd	60,672
43,939		Indian Railway Catering & Tourism Corp Ltd	1,204
22,506		Insource Co Ltd	484
27,803		Insperity, Inc	2,513
20,093	*	Insun ENT Co Ltd	236
227,726		Interface, Inc	3,484
182,303		Intertek Group plc	13,952
94,759	*,g	Intertrust NV	1,707
780,707		Intrum Justitia AB	25,574
229,961		IPH Ltd	1,346
123,444		IR Japan Holdings Ltd	15,520
163,553	*	ISS AS	3,849
16,600		JAC Recruitment Co Ltd	266
283,641		Jacobs Engineering Group, Inc	37,843
1,684,600		Japan Elevator Service Holdings Co Ltd	39,073
306,900		JMT Network Services PCL	417
442,029	*	Johnson Service Group plc	1,072
211,408	*	KAR Auction Services, Inc	3,710
165,021		KBR, Inc	6,296
45,155	*	Kelly Services, Inc (Class A)	1,082
17,770		KEPCO Plant Service & Engineering Co Ltd	675
174,363		Kforce, Inc	10,973
49,150		Kimball International, Inc (Class B)	646
63,975		Knoll, Inc	1,663
20,410		Koentec Co Ltd	178
84,008		Kokuyo Co Ltd	1,313
72,716		Korn/Ferry International	5,276
20,574	g	L&T Technology Services Ltd	805
179,147		Leidos Holdings, Inc	18,112
70,057	e	LifeWorks, Inc	1,889
35,189		Link And Motivation, Inc	248
74,281		Loomis AB	2,324
15,495		Maharah Human Resources Co	326
5,000	*,e	Makuake, Inc	292
109,756		Manpower, Inc	13,051
52,028		Mantech International Corp (Class A)	4,502
7,562		Matsuda Sangyo Co Ltd	146
40,204		Matthews International Corp (Class A)	1,446
65,176		McMillan Shakespeare Ltd	632
25,028		Meitec Corp	1,355
129,886	*	Meltwater Holding BV	692
326,242	*	Michael Page International plc	2,523
27,912	*,e	Mistras Group, Inc	274
1,811,507	*	Mitie Group	1,704
40,244		Mitsubishi Pencil Co Ltd	522
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,992	*	Montrose Environmental Group, Inc	$643
51,535	e	MSA Safety, Inc	8,533
91,992		NICE Information Service Co Ltd	2,050
496,810		Nielsen NV	12,256
745,170		Nihon M&A Center, Inc	19,300
21,700		Nippon Kanzai Co Ltd	487
218,111		Nippon Parking Development Co Ltd	332
12,746	e	NL Industries, Inc	83
237,848		Nomura Co Ltd	2,045
6,743	*	NTG Nordic Transport Group A.S.	407
51,928		Okamura Corp	704
116,509		Outsourcing, Inc	2,115
186,400		Park24 Co Ltd	3,382
23,800	e	Pasona Group, Inc	462
103,026		Persol Holdings Co Ltd	2,034
29,442		Pilot Corp	999
592,777		Pitney Bowes, Inc	5,199
103,427		Prestige International, Inc	653
513,742	g	Prosegur Cash S.A.	524
243,150		Prosegur Cia de Seguridad S.A.	796
83,983	*,e	PyroGenesis Canada, Inc	439
117,233	*,e	Quantafuel ASA	523
48,844	g	Quess Corp Ltd	538
368,103	*,e	Raksul, Inc	17,947
103,356		Randstad Holdings NV	7,923
3,916,374		Recruit Holdings Co Ltd	192,054
24,533	*	Rekor Systems, Inc	249
335,797		RELX plc	8,955
1,777,940		RELX plc (London)	47,145
45,400		Renrui Human Resources Technology Holdings Ltd	126
1,608,241		Rentokil Initial plc	11,015
276,455		Republic Services, Inc	30,413
48,413		Resources Connection, Inc	695
119,656	*	Restore plc	646
103,789		Ritchie Bros Auctioneers, Inc	6,153
167,052		Robert Half International, Inc	14,863
322,838		Rollins, Inc	11,041
94,682	*	RR Donnelley & Sons Co	595
303,229		RWS Holdings plc	2,364
12,412		S1 Corp (Korea)	903
91,552		Sato Corp	2,246
570,100		SCG Packaging PCL	1,105
78,910		Science Applications International Corp	6,923
25,542	*	Sdiptech AB	1,301
164,806		Secom Co Ltd	12,562
271,160		Securitas AB (B Shares)	4,283
1,644,281		Serco Group plc	3,087
122,207		SG Fleet Group Ltd	275
5,253		SGS S.A.	16,218
19,735		Shanghai M&G Stationery, Inc	258
100,500	*,†	Shanghai Youngsun Investment Co Ltd	1
111,409		Smart Metering Systems plc	1,339
116,661		SmartGroup Corp Ltd	645
312,487		SMS Co Ltd	9,338
24,457		Societe BIC S.A.	1,701
38,490		Sohgo Security Services Co Ltd	1,754
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,691	*	SP Plus Corp	$388
273,565		SPIE S.A.	6,302
56,732		S-Pool, Inc	511
52,743		Sporton International, Inc	455
113,197		Stantec, Inc	5,051
118,382		Steelcase, Inc (Class A)	1,789
409,793	*	Stericycle, Inc	29,321
134,446		Sthree plc	859
58,000		Sunny Friend Environmental Technology Co Ltd	437
341,660		Taiwan Secom Co Ltd	1,153
275,340		Taiwan-Sogo Shinkong Security Corp	384
28,000		Talenom Oyj	474
36,775	*,e	Team, Inc	246
8,212	*	TeamLease Services Ltd	400
541,854		TechnoPro Holdings, Inc	12,813
111,887		Teleperformance	45,436
36,103		Tetra Tech, Inc	4,406
180,302		Thomson Reuters Corp	17,909
444,000	e	Times Neighborhood Holdings Ltd	380
34,513		Tinexta S.p.A	1,344
120,840		Tomra Systems ASA	6,671
52,206		Toppan Forms Co Ltd	508
155,417		Toppan Printing Co Ltd	2,499
74,279		Transcontinental, Inc	1,395
262,752		TransUnion	28,853
307,500		TRG Pakistan	324
84,610	*	TriNet Group, Inc	6,133
68,721	*,e	TrueBlue, Inc	1,932
20,392		Unifirst Corp	4,785
448,045	*	Upwork, Inc	26,117
39,097	*	US Ecology, Inc	1,467
27,099		UT Group Co Ltd	791
579,788	*	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	6,601
235,939		Verisk Analytics, Inc	41,223
9,901	*	Viad Corp	494
13,532		VSE Corp	670
331,136		Waste Connections, Inc	39,548
1,248,749		Waste Management, Inc	174,962
12,100		WDB Holdings Co Ltd	317
5,500		Weathernews, Inc	288
7,972	*	Willdan Group, Inc	300
273,024		Wolters Kluwer NV	27,443
8,700		World Holdings Co Ltd	238
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,921,127

CONSUMER DURABLES & APPAREL - 2.3%
651,000	*	361 Degrees International Ltd	355
25,281	*	Accell Group	1,358
86,679		Acushnet Holdings Corp	4,282
308,990		Adidas-Salomon AG.	115,302
222,987	*	Aditya Birla Fashion and Retail Ltd	648
92,354		Aksa Akrilik Kimya Sanayii	159
937,582	*	Alok Industries Ltd	341
128,670	*	Alpargatas S.A.	1,298
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,223	*	Amber Enterprises India Ltd	$521
96,672	*	American Outdoor Brands, Inc	3,397
211,765	*,e	AMMO, Inc	2,073
41,000	*	AMPACS Corp	195
549,157	*	AmTRAN Technology Co Ltd	343
984,755		Anta Sports Products Ltd	23,113
41,469		Arezzo Industria e Comercio S.A.	788
312,273	e	Asics Corp	7,918
10,484	*,e	Aterian, Inc	153
83,867	*	Azorim-Investment Development & Construction Co Ltd	337
34,068	*	Bajaj Electricals Ltd	471
79,036		Bandai Namco Holdings Inc	5,470
102,901		Barratt Developments plc	991
11,129		Bassett Furniture Industries, Inc	271
44,123		Bata India Ltd	949
116,941	*	Beazer Homes USA, Inc	2,256
125,926		Bellway plc	5,642
76,438	*	Beneteau S.A.	1,208
12,440		Berkeley Group Holdings plc	791
271,897		Betsson AB	2,218
85,621		Bonava AB	943
537,000	*,†,e	Boshiwa International Holding Ltd	1
1,434,472		Bosideng International Holdings Ltd	1,025
229,222		Bovis Homes Group plc	3,730
108,223		Breville Group Ltd	2,427
41,444		BRP, Inc (Toronto)	3,243
34,635	*,e	Brunello Cucinelli S.p.A	2,029
611,136		Brunswick Corp	60,881
119,474	*	Burberry Group plc	3,417
9,492,938	*	Cairn Homes plc	11,964
4,614,288	*	Cairn Homes plc (London)	5,840
624,793	*	Callaway Golf Co	21,074
60,254	*,e	Canada Goose Holdings, Inc	2,634
715,164	*	Capri Holdings Ltd	40,900
8,376		Carter’s, Inc	864
92,849	*	Casio Computer Co Ltd	1,558
12,340	*,e	Casper Sleep, Inc	102
20,641	*	Cavco Industries, Inc	4,586
27,021	*	CCC S.A.	797
25,216		Century Communities, Inc	1,678
17,729		Chargeurs S.A.	493
2,053,400		China Dongxiang Group Co	363
297,698		China Lilang Ltd	193
15,900		Chofu Seisakusho Co Ltd	287
370,357		Chow Sang Sang Holding	641
98,151		Cia Hering	675
590,495		Cie Financiere Richemont S.A.	71,585
1,506,000	*	Citychamp Watch & Jewellery Group Ltd	295
92,022		Clarus Corp	2,365
1,559,078		Coats Group plc	1,469
28,741	e	Columbia Sportswear Co	2,827
64,197		Construtora Tenda S.A.	323
516,950	*,g	Countryside Properties plc	3,390
23,294		Coway Co Ltd	1,625
22,366		COWELL FASHION Co Ltd	126
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

269,843	*	Crest Nicholson Holdings plc	$1,566
208,777	*	Crocs, Inc	24,327
469,618		Crompton Greaves Consumer Electricals Ltd	2,750
656,375	g	Crystal International Group Ltd	337
3,834		Cuckoo Electronics Co Ltd	419
238,617		Cyrela Brazil Realty S.A.	1,120
11,147	*	Deckers Outdoor Corp	4,281
163,538		De’Longhi S.p.A.	7,128
10,188		Delta-Galil Industries Ltd	422
34,602	*	Descente Ltd	966
24,861	*	Dixon Technologies India Ltd	1,481
454,899		DR Horton, Inc	41,109
1,082,280	*	Dr. Martens PLC	6,662
37,463		Duni AB	485
48,000		Dyaco International, Inc	168
442,869		Eclat Textile Co Ltd	10,427
21,100		Ecovacs Robotics Co Ltd	744
10,588		Electra Consumer Products 1970 Ltd	609
297,560		Electrolux AB (Series B)	8,246
11,793		Escalade, Inc	271
36,357	e	ES-Con Japan Ltd	250
1,310,845		Essilor International S.A.	242,157
29,685		Ethan Allen Interiors, Inc	819
81,067		Even Construtora e Incorporadora S.A.	170
94,598		Ez Tec Empreendimentos e Participacoes S.A.	592
2,615	*	F&F Co Ltd	1,300
746,689		Feng TAY Enterprise Co Ltd	6,550
24,654	*,†	FF Group	0	^
19,612		Fila Korea Ltd	1,013
8,364	e	Flexsteel Industries, Inc	338
1,093		Forbo Holding AG.	2,069
617,000		Formosa Taffeta Co Ltd	722
53,140		Forus S.A.	88
63,946	*,e	Fossil Group, Inc	913
339,999	*,†,e	Fuguiniao Co Ltd	0	^
10,500		Fujibo Holdings Inc	366
58,121		Fujitsu General Ltd	1,539
102,032		Fulgent Sun International Holding Co Ltd	414
64,568		Fusheng Precision Co Ltd	485
33,419		Games Workshop Group plc	5,270
117,112		Garmin Ltd	16,939
7,408	*	Garware Technical Fibres Ltd	338
378,721	*,e	Genius Brands International, Inc	697
271,856		Giant Manufacturing Co Ltd	3,107
59,594	*	G-III Apparel Group Ltd	1,958
187,386		Gildan Activewear, Inc	6,914
1,696,377	*,g	Glenveagh Properties plc	1,931
3,460,973	*,g	Glenveagh Properties plc (London)	3,946
23,547		Goldwin, Inc	1,383
68,705	*,e	GoPro, Inc	800
680,829		Gree Electric Appliances, Inc of Zhuhai	5,486
34,101	*	Green Brick Partners, Inc	775
233,231		Grendene S.A.	470
144,300	*	GRUPO DE MODA SOMA S.A.	462
15,601		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	63
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

612,910		Guararapes Confeccoes S.A.	$2,567
13,218		Gunze Ltd	551
1,738,601	*	Haier Smart Home Co Ltd	6,064
163,507		Haier Smart Home Co Ltd	656
10,140		Hamilton Beach Brands Holding Co	226
9,797		Handsome Co Ltd	374
169,800		Hanesbrands, Inc	3,170
53,700	*	Hang Zhou Great Star Industrial Co Ltd	283
30,005		Hangzhou Robam Appliances Co Ltd	216
13,440		Hansae Co Ltd	292
10,472		Hanssem Co Ltd	953
13,930	*	Harvia Oyj	842
169,036		Hasbro, Inc	15,977
253,872		Haseko Corp	3,480
6,339	*	Hayward Holdings, Inc	165
57,289		Heiwa Corp	1,014
19,630	*,e	Helen of Troy Ltd	4,478
22,352		Hermes International	32,619
5,461	*	Hitachi Home & Life Solutions India Ltd	164
77,099	*,e	HLB, Inc	2,284
16,833		Hooker Furniture Corp	583
466,000	*,†	HOSA International Ltd	1
6,777	*,e	Hovnanian Enterprises, Inc	720
28,091		HS Industries Co Ltd	197
59,417		Hugo Boss AG.	3,236
18,300		Huizhou Desay Sv Automotive Co Ltd	311
604,150		Husqvarna AB (B Shares)	8,029
13,280		Hwaseung Enterprise Co Ltd	208
2,114		Hyosung TNC Co Ltd	1,690
71,155		IG Design Group plc	522
188,350		Iida Group Holdings Co Ltd	4,845
35,466		Installed Building Products, Inc	4,340
31,804	*	iRobot Corp	2,970
49,310		Japan Wool Textile Co Ltd	430
15,319		Jason Furniture Hangzhou Co Ltd	183
56,897		JM AB	1,967
101,494		JNBY Design Ltd	180
75,000		Johnson Health Tech Co Ltd	227
18,713		Johnson Outdoors, Inc	2,264
18,757	*	Joyoung Co Ltd	94
14,027		Kaufman & Broad S.A.	668
108,214	e	KB Home	4,406
874,244		Kinpo Electronics	406
463,956		KMC Kuei Meng International In	3,887
499,100		Konka Group Co Ltd	152
126,514		Kontoor Brands, Inc	7,137
11,476		KPR Mill Ltd	235
13,684	*	Landsea Homes Corp	115
70,518	*	Latham Group, Inc	2,254
61,411		La-Z-Boy, Inc	2,275
483,776	*	Lealea Enterprise Co Ltd	237
58,000	e	LEC, Inc	589
12,792	*,e	Legacy Housing Corp	216
185,470		Leggett & Platt, Inc	9,609
359,780		Lennar Corp (Class A)	35,744
19,348		Lennar Corp (Class B)	1,576
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

791,243		Levi Strauss & Co	$21,933
11,323		LF Corp	205
45,397		LG Electronics, Inc	6,573
12,255	*	LGI Homes, Inc	1,985
1,853,121		Li Ning Co Ltd	22,605
21,318		Lifetime Brands, Inc	319
93,008	*	Lock & Lock Co Ltd	1,132
6,826	*	Lovesac Co	545
458	*	LPP S.A.	1,546
221,471	*	Lululemon Athletica, Inc	80,830
277,573		LVMH Moet Hennessy Louis Vuitton S.A.	218,355
38,925	*	M/I Homes, Inc	2,284
160,224		Makalot Industrial Co Ltd	1,575
11,317	*	Malibu Boats, Inc	830
2,465,384	e	Man Wah Holdings Ltd	5,923
6,442	*,†	Mariella Burani S.p.A.	0
11,795		Marine Products Corp	182
23,443	*	MasterCraft Boat Holdings, Inc	616
1,441,848	*	Mattel, Inc	28,981
28,535	*,g	Mavi Giyim Sanayi Ve Ticaret AS.	185
125,967		Maytronics Ltd	2,626
64,596		MDC Holdings, Inc	3,269
365,000		Merida Industry Co Ltd	4,098
102,998	*	Meritage Homes Corp	9,690
96,600		Midea Group Co Ltd	1,066
162,727		MIPS AB	13,996
24,680		Mizuno Corp	525
81,064	*	Mohawk Industries, Inc	15,580
844,413		Moncler S.p.A	57,241
20,471		Movado Group, Inc	644
260,314		MRV Engenharia e Participacoes S.A.	855
22,781	*,e	Nacon S.A.	150
31,000		Nan Liu Enterprise Co Ltd	161
126,653	*,e	Nautilus, Inc	2,134
30,167		NavInfo Co Ltd	69
39,426	g	Neinor Homes S.A.	533
39,394	*	New Wave Group AB (B Shares)	500
3,935,771		Newell Brands Inc	108,116
68,448		Nien Made Enterprise Co Ltd	1,015
2,511,762		Nike, Inc (Class B)	388,042
583,300		Nikon Corp	6,222
130,652		Nobia AB	1,114
17,600	*	NVR, Inc	87,530
1,328,231		Onward Kashiyama Co Ltd	4,013
78,402		Open House Co Ltd	3,684
10,432		Oppein Home Group, Inc	229
96,499		Orient Electric Ltd	408
20,183		Oxford Industries, Inc	1,995
1,060,778		Pacific Textile Holdings Ltd	638
2,350		Page Industries Ltd	934
1,085,456		Paiho Shih Holdings Corp	1,898
1,253,068		Panasonic Corp	14,428
10,134		Pandora AS	1,367
402,000	*,†	Peace Mark Holdings Ltd	0
721,252	*,e	Peloton Interactive, Inc	89,450
119,460		Persimmon plc	4,894
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,656		PIK Group (GDR)	$304
5,743	*,e	PLBY Group, Inc	223
84,252	e	Polaris Inc	11,539
1,044,006		Pou Chen Corp	1,472
6,086,443		Prada S.p.A	46,181
38,123		Pressance Corp	512
471,381		Pulte Homes, Inc	25,723
55,297		Puma AG. Rudolf Dassler Sport	6,600
172,272	*	Purple Innovation, Inc	4,550
44,148	*	PVH Corp	4,750
329,000	e	Q Technology Group Co Ltd	674
275,000		Quang Viet Enterprise Co Ltd	1,283
90,084		Rajesh Exports Ltd	685
10,463		Ralph Lauren Corp	1,233
279,816		Redrow plc	2,374
40,100	*	Relaxo Footwears Ltd	622
49,482		Rinnai Corp	4,710
8,426		Rocky Brands, Inc	468
12,600	*	Roland Corp	638
986,000	*	Roo Hsing Co Ltd	326
254,000		Ruentex Industries Ltd	801
9,772	*	Sacyr S.A.	25
52,385	*,e	Salvatore Ferragamo Italia S.p.A	1,123
1,177,200	*,g	Samsonite International	2,407
41,824		Sangetsu Co Ltd	583
153,100		Sankyo Co Ltd	3,915
10,239		Sanlorenzo S.p.A	282
41,882		SEB S.A.	7,577
235,000		Sega Sammy Holdings, Inc	3,086
27,900		Seiko Holdings Corp	557
43,693		Seiren Co Ltd	862
168,362		Sekisui Chemical Co Ltd	2,883
349,445		Sekisui House Ltd	7,176
101,893		Sharp Corp	1,681
99,045	*	Shenzhen MTC Co Ltd	93
784,538		Shenzhou International Group Holdings Ltd	19,812
82,345		Shimano, Inc	19,592
25,911	*,e	Skechers U.S.A., Inc (Class A)	1,291
154,549	*	Skyline Champion Corp	8,237
2,971,900	*	Skyworth Digital Holdings Ltd	834
131,208		Smith & Wesson Brands, Inc	4,553
13,300	*	Snow Peak, Inc	401
523,334	*	Sonos, Inc	18,437
2,204,717		Sony Corp	213,785
613,281	*,g	Spin Master Corp	23,856
2,954,572	*,e	Steinhoff International Holdings NV	391
483,000	*	Stella International Holdings Ltd	747
340,101		Steven Madden Ltd	14,883
48,128		Sturm Ruger & Co, Inc	4,331
127,597	e	Sumitomo Forestry Co Ltd	2,336
5,833		Suofeiya Home Collection Co Ltd	22
16,354		Superior Uniform Group, Inc	391
10,403		Swatch Group AG.	3,573
2,182		Swatch Group AG. (Registered)	144
12,195		Symphony Ltd	169
804,602		Tainan Spinning Co Ltd	854
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

595,600		Taiwan Paiho Ltd	$2,179
14,700		Tama Home Co Ltd	303
56,500		Tamron Co Ltd	1,240
149,958	*	Tapestry, Inc	6,520
242,921	*,e	Taylor Morrison Home Corp	6,418
3,130,035		Taylor Wimpey plc	6,888
757,973		TCL Multimedia Technology Holdings Ltd	452
316,345		TCL Technology Group Corp	374
142,513	g	Technogym S.p.A	1,821
793,850		Tempur Sealy International, Inc	31,111
287,000		Texhong Textile Group Ltd	464
129,908	g	Thule Group AB	5,759
295,860		Titan Industries Ltd	6,905
11,163	*,e	Tod’s S.p.A.	759
7,690		Token Corp	702
163,283		Toll Brothers, Inc	9,439
70,046	*	TomTom NV	587
87,301		Tomy Co Ltd	748
19,419	*	TopBuild Corp	3,841
49,000		Topkey Corp	276
154,128	*	TRI Pointe Homes, Inc	3,303
70,253		Trisul S.A.	138
3,266		TTK Prestige Ltd	412
67,856	*	Tupperware Brands Corp	1,612
41,448	*	Under Armour, Inc (Class A)	877
1,620,284	*,e	Under Armour, Inc (Class C)	30,089
18,882	*	Unifi, Inc	460
18,008	*	Universal Electronics, Inc	873
27,443	*,e	Universal Entertainment Corp	610
35,462		Vaibhav Global Ltd	381
4,921		VAN DE Velde	146
17,076	*	Vardhman Textiles Ltd	314
31,002	*	Vera Bradley, Inc	384
63,925	*	Vestel Elektronik Sanayi	222
231,000	e	Vesync Co Ltd	344
378,783		VF Corp	31,075
63,831	*	Victoria plc	945
47,860	*	VIP Industries Ltd	258
164,221	*	Vista Outdoor, Inc	7,600
76,196		Vivara Participacoes S.A.	504
21,761	*	VOXX International Corp (Class A)	305
50,141	*	Vuzix Corp	920
2,341	*	V-ZUG Holding AG.	360
127,713		Wacoal Holdings Corp	2,893
188,111		Welspun India Ltd	244
776,462		Whirlpool Corp	169,284
6,798		Winix, Inc	137
131,628		Wolverine World Wide, Inc	4,428
9,266		Xiamen Intretech, Inc	56
964,883	e	XTEP International Holdings	1,818
64,004		Yamaha Corp	3,475
277,607	*	YETI Holdings, Inc	25,490
14,400		Yondoshi Holdings, Inc	246
58,100	e	Yonex Co Ltd	374
16,677		Youngone Corp	658
3,537		Youngone Holdings Co Ltd	152
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

816,500	*	Yue Yuen Industrial Holdings	$2,013
40,112		Zhejiang Semir Garment Co Ltd	74
14,113		Zhejiang Supor Co Ltd	139
7,474		Zinus, Inc	684
36,700	e	Zojirushi Corp	548
		TOTAL CONSUMER DURABLES & APPAREL	3,135,824

CONSUMER SERVICES - 2.5%
32,100	*	17 Education & Technology Group, Inc (ADR)	117
303,605	*,e	2U, Inc	12,651
1,025,111		888 Holdings plc	5,448
105,251	g	AcadeMedia AB	995
101,898	*	Accel Entertainment, Inc	1,210
512,735	*	Accor S.A.	19,178
155,897	*,e	Adtalem Global Education, Inc	5,556
135,531	*,e	Afya Ltd	3,494
49,712	*,e	Airbnb, Inc	7,613
200,000	*,e	Airtrip Corp	4,971
2,071,538	*,e	Alsea SAB de C.V.	3,686
25,907	*	American Public Education, Inc	734
56,914	*	AmRest Holdings SE	386
236,549	*	Anima Holding S.A.	657
312,238		ARAMARK Holdings Corp	11,631
17,060	e	ARCLAND SERVICE Co Ltd	337
94,317	*,e	Arco Platform Ltd	2,892
8,707,880	a,e	Arcos Dorados Holdings, Inc	51,986
488,876		Aristocrat Leisure Ltd	15,782
5,094,668	*	Asset World Corp PCL	692
113,600	e	Atom Corp	792
206,536	*,e	Autogrill S.p.A.	1,516
87,657	*	Bally’s Corp	4,743
51,390	*,g	Basic-Fit NV	2,205
65,600		Benesse Holdings, Inc	1,629
559,461		Berjaya Sports Toto BHD	267
577,824	*	Betmakers Technology Group Ltd	464
25,110	*	Better Collective A.S.	596
1,045	*	Biglari Holdings, Inc (B Shares)	167
19,700	*,e	BIT Mining Ltd (ADR)	155
12,609	*	BJ’s Restaurants, Inc	620
166,590	*	BK Brasil Operacao e Assessoria a Restaurantes S.A.	399
3,068,500	*	Bloomberry Resorts Corp	409
121,700	*	Bloomin’ Brands, Inc	3,303
41,242	*,e	Bluegreen Vacations Holding Corp	742
124,775	*	Booking Holdings, Inc	273,019
91,996	*,e	Boyd Gaming Corp	5,657
88,051	*	Bright Horizons Family Solutions	12,953
38,542	*	Brinker International, Inc	2,384
118,210	*	Burger King India Ltd	253
389,000	*,e	CA Cultural Technology Group Ltd	150
523,554	*	Caesars Entertainment, Inc	54,319
316,000		Cafe de Coral Holdings Ltd	650
254,636		Cairo Investment & Real Estate Development Co SAE	179
2,278,746	*,e	Carnival Corp	60,068
322,173	*	Carnival plc	7,395
22,143	e	Carriage Services, Inc	819
47,871	*	Carrols Restaurant Group, Inc	288
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

306,368	*	Central Plaza Hotel PCL	$316
17,152	*,e	Century Casinos, Inc	230
23,292	*,e	Cheesecake Factory	1,262
192,817	*	Chegg, Inc	16,025
256,860	g	China East Education Holdings Ltd	403
342,303	e	China Education Group Holdings Ltd	763
312,000		China Kepei Education Group Ltd	225
1,116,000	*,e	China Maple Leaf Educational Systems Ltd	301
683,000	g	China New Higher Education Group Ltd	468
20,100	*,e	China Online Education Group (ADR)	157
1,598,000	*	China Travel International Inv HK	265
428,000	g	China Xinhua Education Group Ltd	122
640,656	g	China Yuhua Education Corp Ltd	581
90,065	*	Chipotle Mexican Grill, Inc (Class A)	139,631
52,081		Choice Hotels International, Inc	6,190
66,739		Churchill Downs, Inc	13,232
18,321	*	Chuy’s Holdings, Inc	683
11,606	*,e	Cie des Alpes	186
1,487,700	*	Cogna Educacao	1,295
110,693		Collins Foods Ltd	953
59,400		Colowide Co Ltd	1,059
1,669,099	*	Compass Group plc	35,164
116,051	*,e	Corporate Travel Management Ltd	1,867
16,255	*	Coursera, Inc	643
18,005	e	Cracker Barrel Old Country Store, Inc	2,673
88,600	*,e	Create Restaurants Holdings, Inc	727
319,909	*	Crown Resorts Ltd	2,855
72,200		Cruzeiro do Sul Educacional S.A.	222
46,800		Curves Holdings Co Ltd	386
152,166	*	CVC Brasil Operadora e Agencia de Viagens S.A.	848
195,429		Dadi Early-Childhood Education Group Ltd	1,242
194,273	*	Dalata Hotel Group plc	885
681,128		Darden Restaurants, Inc	99,438
43,178	*	Dave & Buster’s Entertainment, Inc	1,753
47,078	e	Del Taco Restaurants, Inc	471
43,020	*	Denny’s Corp	709
238,933	*,e	Despegar.com Corp	3,156
38,404	*,†,e	Diamond Resorts International, Inc	0
8,789	*	Dine Brands Global Inc.	784
52,595		Domino’s Pizza Enterprises Ltd	4,756
419,111		Domino’s Pizza Group plc	2,255
8,887		Domino’s Pizza, Inc	4,146
6,603		DoubleUGames Co Ltd	350
32,318	*	Doutor Nichires Holdings Co Ltd	499
71,606	*	DraftKings, Inc	3,736
405,266	*	Drive Shack, Inc	1,341
37,944	*	Dur Hospitality Co	355
266,000		EC Healthcare	479
68,952	*	eDreams ODIGEO S.A.	555
2,600		Edulab, Inc	130
250,000		Edvantage Group Holdings Ltd	250
124,356	*	EIH Ltd	188
23,641	*	El Pollo Loco Holdings, Inc	432
129,851	*,g	Elior Participations S.C.A	971
48,570	*	Emerson Pacific, Inc	425
506,338	*	Entain PLC	12,235
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,787	*	Esports Technologies, Inc	$80
446,840	*	Everi Holdings, Inc	11,144
211,453	g	Evolution Gaming Group AB	33,448
489,060	*	Expedia Group, Inc	80,064
16,542	*	Fattal Holdings 1998 Ltd	1,572
25,236	*	Fiesta Restaurant Group, Inc	339
161,249	*,e	Flight Centre Travel Group Ltd	1,794
376,518	*	Flutter Entertainment plc	68,526
143,980	*	Flutter Entertainment PLC	26,107
42,990		Formosa International Hotels Corp	225
245,800	*,g	Fosun Tourism Group	392
166,249	*	frontdoor, Inc	8,283
932,000		Fu Shou Yuan International Group Ltd	911
23,399		Fuji Kyuko Co Ltd	1,120
18,000	e	Fujio Food System Co Ltd	202
65,934	*,e	Full House Resorts, Inc	655
943,826	*	G8 Education Ltd	711
8,651,846	*	Galaxy Entertainment Group Ltd	69,181
79,786		Gamesys Group PLC	2,035
50,884	*,e	GAN Ltd	837
991,197		Genting BHD	1,177
3,601,181		Genting Malaysia BHD	2,403
2,980,870		Genting Singapore Ltd	1,857
14,944	*	Golden Entertainment, Inc	669
16,910	*	Golden Nugget Online Gaming, Inc	216
65,739	*	Gourmet Master Co Ltd	402
9,850		Graham Holdings Co	6,244
63,777	*	Grand Canyon Education, Inc	5,738
24,364	*	Grand Korea Leisure Co Ltd	360
56,804	*	Great Canadian Gaming Corp	2,040
9,328	*	GreenTree Hospitality Group Ltd	103
100,749	*	Greggs plc	3,626
80,170	*,e	GSX Techedu, Inc (ADR)	1,184
406,174		H&R Block, Inc	9,537
867,776	e,g	Haidilao International Holding Ltd	4,569
74,162	*,e	Hall of Fame Resort & Entertainment Co	291
6,885	*	Hana Tour Service, Inc	484
16,931		Herfy Food Services Co	288
26,437	e	Hiday Hidaka Corp	428
168,302	*	Hilton Grand Vacations, Inc	6,966
1,073,297	*	Hilton Worldwide Holdings, Inc	129,461
36,628	*,e	HIS Co Ltd	792
327,000	*	Hongkong & Shanghai Hotels	344
1,944,000	g	Hope Education Group Co Ltd	468
423,337	*	Houghton Mifflin Harcourt Co	4,674
179,975		Huangshan Tourism Development Co Ltd	133
1,120,464	*	Huazhu Group Ltd (ADR)	59,172
63,729		Humansoft Holding Co KSC	794
49,055	*,e	Hyatt Hotels Corp	3,809
15,500		Ichibanya Co Ltd	710
1,655,141		IDP Education Ltd	30,484
491,916		Indian Hotels Co Ltd	938
157,939	*	InterContinental Hotels Group plc	10,527
515,825	*,e	International Game Technology plc	12,359
141,837	e	Invocare Ltd	1,231
56,207		Jack in the Box, Inc	6,264
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

322,000		JH Educational Technology, Inc	$107
655,000	e,g	Jiumaojiu International Holdings Ltd	2,677
193,673		Jollibee Foods Corp	847
68,339	*	Jubilant Foodworks Ltd	2,835
438,295	e	Jumbo Interactive Ltd	5,836
113,419	*	Kambi Group plc	5,640
38,402	*	Kangwon Land, Inc	917
28,170	*	Kappa Create Co Ltd	368
15,600	e	Kentucky Fried Chicken Japan Ltd	397
282,668		Kindred Group plc (ADR)	4,435
23,600	e	Kisoji Co Ltd	497
44,700	*	KOMEDA Holdings Co Ltd	832
264,500	*,e,g	Koolearn Technology Holding Ltd	332
47,616	e	Koshidaka Holdings Co Ltd	259
20,204		Kura Corp	845
2,142	*,e	Kura Sushi USA, Inc	81
29,283	*	Kyoritsu Maintenance Co Ltd	954
82,665	e,g	La Francaise des Jeux SAEM	4,862
1,981,944	*	Las Vegas Sands Corp	104,429
144,406	*	Laureate Education, Inc	2,095
17,443	*	Leejam Sports Co JSC	362
467,628	g	LeoVegas AB	2,076
13,596	*,e	Lindblad Expeditions Holdings, Inc	218
10,100		LITALICO, Inc	521
26,215	*	Lotte Tour Development Co Ltd	469
116,000		Lung Yen Life Service Corp	207
1,272,000	*	Macau Legend Development Ltd	169
611,507		Magnum BHD	292
102,753	*	MakeMyTrip Ltd	3,088
408,679	*	Marriott International, Inc (Class A)	55,793
7,398	*	Marriott Vacations Worldwide Corp	1,178
719,507	*	Marston’s plc	875
9,800		Matsuya Foods Co Ltd	311
2,517,707		McDonald’s Corp	581,565
38,499	e	McDonald’s Holdings Co Japan Ltd	1,697
5,559		MegaStudyEdu Co Ltd	340
4,065,839	*	Melco Crown Entertainment Ltd (ADR)	67,371
5,498,817	*	Melco International Development	10,084
119,691	*,e	Melia Hotels International S.A.	888
944,400	*,e	MGM China Holdings Ltd	1,429
616,860		MGM Resorts International	26,309
1,302,000	*	Minor International PCL (Foreign)	1,220
654,000	*,g	Minsheng Education Group Co Ltd	114
280,772	*	Mitchells & Butlers plc	1,082
240,900		MK Restaurants Group PCL	393
8,319	*	Monarch Casino & Resort, Inc	550
9,934	e	Monogatari Corp	668
21,900	e	MOS Food Services, Inc	598
101,700		MPM Corporeos S.A.	388
20,052	*	MTY Food Group, Inc	883
2,827		Nathan’s Famous, Inc	202
9,987	*	NEOGAMES S.A.	614
1,380,569	*	New Oriental Education & Technology Group (ADR)	11,307
436,551	*	Noodles & Co	5,448
507,343	*,e	Norwegian Cruise Line Holdings Ltd	14,921
32,419	*	Offcn Education Technology Co Ltd	105
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,800		Ohsho Food Service Corp	$696
154,826	*,g	On the Beach Group plc	685
10,352	*,e	ONE Group Hospitality, Inc	114
205,911	*,e	OneSmart International Education Group Ltd (ADR)	253
50,381	*	OneSpaWorld Holdings Ltd	488
82,364		OPAP S.A.	1,242
179,298		Oriental Land Co Ltd	25,544
91,355	*,e	Pandox AB	1,520
155,259	e	Papa John’s International, Inc	16,215
36,632	*	Paradise Co Ltd	589
276,327		Park Lawn Corp	7,432
38,470	*,†	Patisserie Holdings plc	1
58,827	*	Penn National Gaming, Inc	4,500
320,459	*	Perdoceo Education Corp	3,932
364,000		Perfect Shape Medical Ltd	439
120,050	*	Planet Fitness, Inc	9,034
178,120	*	PlayAGS, Inc	1,763
529,975	*	Playtech Ltd	3,117
23,205	*	Plenus Co Ltd	425
1,227,601	*	PointsBet Holdings Ltd	11,775
25,350		Power Wind Health Industry, Inc	130
255,889	*	Rank Group plc	594
4,078	e	RCI Hospitality Holdings, Inc	270
16,733	*	Recipe Unlimited Corp	287
9,149	*	Red Robin Gourmet Burgers, Inc	303
383,925	*	Red Rock Resorts, Inc	16,317
15,099	*,e	Regis Corp	141
88,100		Resorttrust, Inc	1,438
259,381		Restaurant Brands International, Inc (Toronto)	16,712
36,951	*	Restaurant Brands New Zealand Ltd	371
751,680	*	Restaurant Group plc	1,333
22,000	*	Ringer Hut Co Ltd	471
120,000		Riso Kyoiku Co Ltd	359
19,325		Rock Field Co Ltd	257
56,861		Round One Corp	706
303,583	*,e	Royal Caribbean Cruises Ltd	25,890
29,200	*,e	Royal Holdings Co Ltd	571
28,874	*,e	Rush Street Interactive, Inc	354
15,710	*	Ruth’s Hospitality Group Inc	362
30,300	*	Saizeriya Co Ltd	728
2,085,492	*	Sands China Ltd	8,778
34,043	*	Saudi Airlines Catering Co	715
159,118	e,g	Scandic Hotels Group AB	622
229,000		Scholar Education Group	105
170,746	*	Scientific Games Corp (Class A)	13,223
140,979		SeaLink Travel Group Ltd	1,002
158,518	*	SeaWorld Entertainment, Inc	7,916
114,709	*	Seera Group Holding	664
228,898		Service Corp International	12,267
20,653	*,e	Shake Shack, Inc	2,210
23,439		Shanghai Jinjiang International Hotels Development Co Ltd	206
1,076,000		Shanghai Jinjiang International Hotels Group Co Ltd	231
1,166,000	*	Shangri-La Asia Ltd	1,141
250,772		Shenzhen Overseas Chinese Town Co Ltd	289
182,200	*,e	Silver Life Co Ltd	3,550
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

562,830	*	Six Flags Entertainment Corp	$24,359
11,464,611	*	SJM Holdings Ltd	12,514
45,060	*	SkiStar AB	751
797,068	*	Sky City Entertainment Group Ltd	1,956
229,582	*,e	Skylark Co Ltd	3,188
76,306	*	Sodexho Alliance S.A.	7,132
56,514		Songcheng Performance Development Co Ltd	147
789,072	*	SSP Group plc	2,912
886,968	*	Star Entertainment Grp Ltd	2,452
1,473,129		Starbucks Corp	164,711
43,148	*,e	StoneMor, Inc	113
32,912		Strategic Education, Inc	2,503
51,982	*	Stride, Inc	1,670
22,828,000	*,e	Summit Ascent Holdings Ltd	1,999
1,880,000	*,e	Suncity Group Holdings Ltd	94
112,893		Sushiro Global Holdings Ltd	4,867
2,719,473		Tabcorp Holdings Ltd	10,551
356,098	*	TAL Education Group (ADR)	8,984
31,124	*	Target Hospitality Corp	115
180,194	*	Terminix Global Holdings, Inc	8,597
128,070		Texas Roadhouse, Inc (Class A)	12,320
875,000		Tianli Education International Holdings Ltd	332
16,871	*,e	TKP Corp	316
15,985		Tokyotokeiba Co Ltd	653
45,359		Toridoll.corp	769
14,584	e	Tosho Co Ltd	252
512,345	*,g	Trainline plc	2,081
472,102		Travel & Leisure Co	28,066
790,367	*,e	TUI AG. (DI)	4,046
61,945	*	Vail Resorts, Inc	19,607
102,891	*,e	Vivint Smart Home, Inc	1,358
327,865	*,e	Webjet Ltd	1,205
361,825	e	Wendy’s	8,474
41,279	*	Westlife Development Ltd	278
99,913	*	Wetherspoon (J.D.) plc	1,628
175,097	*	Whitbread plc	7,569
66,125		Wingstop, Inc	10,423
516,000	e	Wisdom Education International Holdings Co Ltd	141
129,920	*	WW International Inc	4,695
450,548		Wyndham Hotels & Resorts, Inc	32,570
39,539,473	*	Wynn Macau Ltd	62,192
797,571	*,e	Wynn Resorts Ltd	97,543
329,500	g	Xiabuxiabu Catering Management China Holdings Co Ltd	345
924,981		YDUQS Part	6,107
63,919		Yoshinoya D&C Co Ltd	1,222
22,227	*	Young & Co’s Brewery plc	501
1,068,771		Yum China Holdings, Inc	70,806
1,591,906		Yum! Brands, Inc	183,117
14,422		Zeal Network SE	717
97,822		Zensho Co Ltd	2,512
		TOTAL CONSUMER SERVICES	3,540,515
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 4.7%
76,800	*	360 Finance, Inc (ADR)	$3,213
98,597		3i Group plc	1,600
23,586		ABC Arbitrage	199
24,274		Ackermans & Van Haaren	4,102
616,570		Acom Co Ltd	2,690
358,919	*	Aditya Birla Capital Ltd	567
86,611		Aeon Credit Service M BHD	242
109,400		AEON Financial Service Co Ltd	1,291
60,400		Aeon Thana Sinsap Thailand PCL	359
9,206		AFC Gamma, Inc	190
60,745		Affiliated Managers Group, Inc	9,367
2,874,440		AGNC Investment Corp	48,549
1,522,200		Aiful Corp	5,269
344,766		AJ Bell plc	2,071
27,134		Aju IB Investment Co Ltd	161
26,838		Aker ASA (A Shares)	1,981
20,089		Alerus Financial Corp	583
469,139		Alexander Forbes Group Holdings Ltd	136
573,838	*	Alimtiaz Investment Group KSC	230
675,681	*	Allfunds Group PLC	11,760
482,975		Ally Financial, Inc	24,071
27,990		Alpha FX Group plc	594
61,671		Altshuler Shaham Provident Funds & Pension Ltd	371
684,336	*	Amanat Holdings PJSC	179
11,866	e	A-Mark Precious Metals, Inc	552
1,378,896		American Express Co	227,835
171,772		Ameriprise Financial, Inc	42,751
3,728,342		AMP Ltd	3,146
45,412	g	Amundi S.A.	4,005
256,219	g	Anima Holding S.p.A	1,275
3,763,799		Annaly Capital Management, Inc	33,423
190,015		Apollo Commercial Real Estate Finance, Inc	3,031
244,218	e	Apollo Global Management, Inc	15,190
173,126		Arbor Realty Trust, Inc	3,085
50,542		Ares Commercial Real Estate Corp	742
157,917		Ares Management Corp	10,042
96,752	e	ARMOUR Residential REIT, Inc	1,105
158,536	*	Arrow Global Group plc	670
105,691		Artisan Partners Asset Management, Inc	5,371
480,561		Ashmore Group plc	2,561
134,957	*	Assetmark Financial Holdings, Inc	3,382
2,674		Associated Capital Group, Inc	104
4,143	*	Atlanticus Holdings Corp	164
30,948		Aurelius AG.	951
83,612		Australian Ethical Investment Ltd	529
210,594		Australian Stock Exchange Ltd	12,277
127,800		Avanza Bank Holding AB	3,987
121,314		Avic Capital Co Ltd	73
2,215	*,†	Ayala Corp Preferred	0
106,675		Azimut Holding S.p.A.	2,594
28,715		B. Riley Financial, Inc	2,168
2,629,029		B3 SA-Brasil Bolsa Balcao	8,891
237,890	*	Bajaj Finance Ltd	19,295
16,105	*	Bajaj Finserv Ltd	2,628
155,291	g	Banca Farmafactoring S.p.A	1,557
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

639,534	*	Banca Generali S.p.A	$27,321
24,205	e	Banca IFIS S.p.A.	385
220,773		Banca Mediolanum S.p.A	2,150
217,342		Banco BTG Pactual S.A.	1,266
38,000		Banco BTG Pactual S.A.	528
1,135,813		Banco BTG Pactual S.A. - Unit	27,874
43,658		Banco Latinoamericano de Exportaciones S.A. (Class E)	671
787,152		Bangkok Commercial Asset Management PCL	457
2,996,132		Bank of New York Mellon Corp	153,492
3,387,532	*	Berkshire Hathaway, Inc (Class B)	941,463
708,414	e	BGC Partners, Inc (Class A)	4,017
289,161		BlackRock, Inc	253,007
436,835		Blackstone Group, Inc	42,434
188,421		Blackstone Mortgage Trust, Inc	6,009
175,710	*	Blucora, Inc	3,042
82,900	*	BOC International China Co Ltd	264
1,335,012	*,e	BOCOM International Holdings Co Ltd	321
456,954	e	Bolsa Mexicana de Valores S.A. de C.V.	1,007
81,580		Boursa Kuwait Securities Co KPSC	344
661,827		Brewin Dolphin Holdings plc	3,183
235,165		Brightsphere Investment Group, Inc	5,510
111,457		BrightSpire Capital, Inc	1,048
175,602		Broadmark Realty Capital, Inc	1,860
2,050	*,e	Brookfield Asset Management Reinsurance Partners Ltd	107
9,854	*	Brookfield Asset Management Reinsurance Partners Ltd	521
1,234,858		Brookfield Asset Management, Inc	62,998
297,203	e	Brookfield Asset Management, Inc (New York)	15,151
57,873		Bure Equity AB	2,502
1,567,123		Burford Capital Ltd	16,128
2,274,800		Bursa Malaysia BHD	4,345
60,802		Caitong Securities Co Ltd	99
205,955		Canaccord Financial, Inc	2,256
342,667	*	Cannae Holdings, Inc	11,620
1,038,089		Capital One Financial Corp	160,582
1,251,990		Capital Securities Corp	762
134,661		Capstead Mortgage Corp	827
213,801		Carlyle Group, Inc	9,937
150,072		CBOE Global Markets, Inc	17,866
29,824		Cembra Money Bank AG.	3,346
389,982		Central Depository Services India Ltd	5,141
184,067		Cerved Information Solutions S.p.A	2,140
1,055,099	*	Chailease Holding Co Ltd	7,665
609,827		Challenger Financial Services Group Ltd	2,471
128,264	*	Changjiang Securities Co Ltd	145
3,479,412		Charles Schwab Corp	253,336
312,977		Chimera Investment Corp	4,713
678,000		China Bills Finance Corp	394
3,873,574		China Cinda Asset Management Co Ltd	738
409,444		China Everbright Ltd	481
1,426,959		China Galaxy Securities Co Ltd	850
138,150		China Galaxy Securities Co Ltd (Class A)	230
77,421		China Great Wall Securities Co Ltd	133
4,136,279	†,g	China Huarong Asset Management Co Ltd	272
47,200	*	China International Capital Corp Ltd	448
606,937	g	China International Capital Corp Ltd	1,632
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

180,136		China Merchants Securities Co Ltd	$530
196,400	*,g	China Renaissance Holdings Ltd	594
70,312	*	Cholamandalam Financial Holdings Ltd	627
352,904		Cholamandalam Investment and Finance Co Ltd	2,441
221,366		CI Financial Corp	4,063
996,905	*	CITIC Securities Co Ltd	2,498
277,675		CITIC Securities Co Ltd (Class A)	1,071
22,115,077	e	CMBC Capital Holdings Ltd	282
267,676	g	CMC Markets plc	1,703
585,005		CME Group, Inc	124,419
105,620		Coface S.A.	1,282
97,857		Cohen & Steers, Inc	8,033
24,054	*,e	Coinbase Global, Inc	6,093
190,266		Coronation Fund Managers Ltd	646
26,628		Corp Financiera Alba	1,456
83,460	*	Corp Financiera Colombiana S.A.	649
33,665		Cowen Group, Inc	1,382
37,871	*,e	Creades AB	473
12,955	*,e	Credit Acceptance Corp	5,883
70,676		Credit Corp Group Ltd	1,573
151,100		Credit Saison Co Ltd	1,846
997,231	e	Credit Suisse Group	10,439
39,389	*	CreditAccess Grameen Ltd	398
12,178		CRISIL Ltd	416
93,825	*	CSC Financial Co Ltd	456
938,000	*	CSSC Hong Kong Shipping Co Ltd	179
14,488		Curo Group Holdings Corp	246
29,072		Daishin Securities Co Ltd	510
14,002		Daishin Securities Co Ltd PF	214
1,261,293		Daiwa Securities Group, Inc	6,929
13,387		Daou Data Corp	189
16,898		Daou Technology, Inc	427
209,351	*	Deutsche Bank AG. (Registered)	2,729
13,562		Deutsche Beteiligungs AG.	548
79,309		Deutsche Boerse AG.	13,843
232,605	*	Dhani Services Ltd	558
4,113		Diamond Hill Investment Group, Inc	688
2,188,000	*,e	Differ Group Holding Co Ltd	454
1,509,189		Discover Financial Services	178,522
59,500	g	doBank S.p.A	655
43,625		Dongxing Securities Co Ltd	74
195,548	*	Donnelley Financial Solutions, Inc	6,453
193,453	*	Draper Esprit plc	2,419
1,391,498	*	Dubai Financial Market	439
42,790		Dynex Capital, Inc	798
263,391		East Money Information Co Ltd	1,334
211,361		ECN Capital Corp	1,586
23,902,873		Edelweiss Capital Ltd	23,306
92,747	e	EFG International	761
39,286		eGuarantee, Inc	827
473,920	*	Egyptian Financial Group-Hermes Holding	401
4,658	*	Electreon Wireless Ltd	281
447,725		Element Financial Corp	5,223
55,380		Ellington Financial Inc	1,061
41,857	*	Encore Capital Group, Inc	1,984
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,844	*	Enova International, Inc	$1,603
204,765		EQT AB	7,438
2,647,280		Equitable Holdings, Inc	80,610
42,021		Eurazeo	3,664
1,117,852	e,g	Euronext NV	121,609
102,606		Everbright Securities Co Ltd	284
101,277		Evercore Inc	14,257
11,048		EXOR NV	887
206,704	*	Ezcorp, Inc (Class A)	1,246
61,474		Factset Research Systems, Inc	20,631
762,401		Far East Horizon Ltd	798
230,384		Federated Investors, Inc (Class B)	7,812
67,416	e	Fiera Capital Corp	592
69,700		Financial Products Group Co Ltd	465
80,953	e	FinVolution Group (ADR)	771
107,491	*	First Capital Securities Co Ltd	119
2,706,000		First Pacific Co	924
52,511	e	FirstCash, Inc	4,014
3,940,174		FirstRand Ltd	14,783
8,361	*	flatexDEGIRO AG.	1,125
32,317	g	Flow Traders	1,390
142,671	*	Focus Financial Partners, Inc	6,920
213,146	*	Founder Securities Co Ltd	308
366,278		Franklin Resources, Inc	11,717
8,791,363	*	Fuhwa Financial Holdings Co Ltd	8,465
148,586	*,g	Funding Circle Holdings plc	310
43,400	*,e	Futu Holdings Ltd (ADR)	7,772
33,284		Fuyo General Lease Co Ltd	2,105
149,305	*	GAM Holding AG.	325
2,586		GAMCO Investors, Inc (Class A)	65
20,746		GCM Grosvenor, Inc	216
5,646,517	*	Gentera SAB de C.V.	3,334
517,436		GF Securities Co Ltd	670
184,708		GF Securities Co Ltd (Class A)	433
20,511	*	Gimv NV	1,313
40,301	*,e	GMO Financial Holdings, Inc	317
195,473	e	goeasy Ltd	25,014
781,011		Goldman Sachs Group, Inc	296,417
114,426		Granite Point Mortgage Trust, Inc	1,688
32,500		Great Ajax Corp	422
80,731	*	Green Dot Corp	3,782
8,763		Greenhill & Co, Inc	136
28,011	e	GRENKE AG.	1,229
45,268		Groupe Bruxelles Lambert S.A. (EN Brussels)	5,069
117,015		Grupo de Inversiones Suramericana S.A.	577
27,179		Gruppo MutuiOnline S.p.A	1,296
30,415	*	Guangzhou Yuexiu Financial Holdings Group Co Ltd	59
43,604		Guolian Securities Co Ltd	104
169,049		Guosen Securities Co Ltd	281
3,285,800		Guotai Junan International Hol	524
204,316		Guotai Junan Securities Co Ltd	542
95,654		Guoyuan Securities Co Ltd	118
854,996		Haci Omer Sabanci Holding AS	873
2,526,282	e	Haitong International Securities Group Ltd	696
1,261,973		Haitong Securities Co Ltd	1,105
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

287,612		Haitong Securities Co Ltd (Class A)	$511
1,098,000	g	Haitong UniTrust International Leasing Co Ltd	194
63,407		Hamilton Lane, Inc	5,778
100,470	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	5,641
86,384	*	Hanwha Securities Co	366
36,082		Hargreaves Lansdown plc	794
23,382	g	HDFC Asset Management Co Ltd	919
14,986		Hithink RoyalFlush Information Network Co Ltd	261
2,058,708		Hong Kong Exchanges and Clearing Ltd	122,554
142,000		Hotai Finance Co Ltd	442
33,625		Houlihan Lokey, Inc	2,750
124,572		Huaan Securities Co Ltd	107
688,340	*,g	Huatai Securities Co Ltd	1,010
153,334		Huatai Securities Co Ltd (Class A)	375
48,900		Huaxi Securities Co Ltd	73
56,358		HUB24 Ltd	1,205
33,681	*	Hypoport AG.	17,428
66,312	g	ICICI Securities Ltd	573
840,878	*	IDFC Ltd	611
137,200		iFAST Corp Ltd	833
2,342,991		IG Group Holdings plc	27,456
180,293	e	IGM Financial, Inc	6,365
26,184		IIFL Wealth Management Ltd	410
108,708	g	Indian Energy Exchange Ltd	550
135,880		Industrial Securities Co Ltd	203
16,219	e	Industrivarden AB	594
92,814		Industrivarden AB	3,610
279,776		IntegraFin Holdings plc	1,996
93,110	e	Interactive Brokers Group, Inc (Class A)	6,120
794,655		Intercontinental Exchange Group, Inc	94,326
296,406		Intermediate Capital Group plc	8,718
39,784		Inversiones La Construccion S.A.	185
517,872		Invesco Ltd	13,843
337,591	e	Invesco Mortgage Capital, Inc	1,317
222,539		Investec Ltd	850
690,980		Investec plc	2,760
23,769		Investment AB Oresund	413
414,522	*	Investor AB	9,555
626,286		IOOF Holdings Ltd	2,003
2,933,891		IP Group plc	4,724
87,023		Is Yatirim Menkul Degerler AS	142
2,294,451		iShares Core MSCI Emerging Markets ETF	153,705
9,390		iShares Core S&P 500 ETF	4,037
21,300	e	iShares MSCI ACWI ex US ETF	1,225
950,816	e	iShares MSCI Canada Index Fund	35,437
43,681		iShares MSCI EAFE Index Fund	3,446
12,800		iShares MSCI EAFE Small-Cap ETF	949
21,677	e	iShares MSCI Emerging Markets	1,195
5,000	e	iShares MSCI Emerging Markets Small-Cap ETF	313
290,659	e	iShares MSCI Japan ETF	19,631
4,000		iShares Russell 1000 Growth Index Fund	1,086
4,600	e	iShares Russell 2000 Index Fund	1,055
92,500	e	iShares Russell Midcap Growth Index Fund	10,471
185,005	*	Isracard Ltd	758
23,625		Jaccs Co Ltd	553
51,018	*	Jafco Co Ltd	3,181
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,698		Janus Henderson Group plc	$1,153
185,906		Japan Investment Adviser Co Ltd	2,506
83,300		Japan Securities Finance Co Ltd	608
438,243		Jefferies Financial Group, Inc	14,988
1,044,000		Jih Sun Financial Holdings Co Ltd	485
367,334		JM Financial Ltd	438
72,092		JSE Ltd	538
82,109		Julius Baer Group Ltd	5,363
458,960		Jupiter Investment Management Group Ltd	1,791
56,483		KBC Ancora	2,415
12,222		KIWOOM Securities Co Ltd	1,420
957,646		KKR & Co, Inc	56,731
93,095		KKR Real Estate Finance Trust, Inc	2,014
17,852		Korea Investment Holdings Co Ltd	1,633
13,342		KRUK S.A.	878
739,328		Krungthai Card PCL	1,547
330,730		Kumho Investment Bank	302
703,081	*	L&T Finance Holdings Ltd	881
517,441		Ladder Capital Corp	5,971
336,403		Lazard Ltd (Class A)	15,222
547,942	*	LendingClub Corp	9,934
19,251	*,e	LendingTree, Inc	4,079
9,865		Leonteq A.G.	590
78,500	*,e	LexinFintech Holdings Ltd (ADR)	962
58,501		Liontrust Asset Management plc	1,524
807,373		London Stock Exchange Group plc	89,223
173,821		LPL Financial Holdings, Inc	23,462
72,645	*,e	Lufax Holding Ltd	821
7,779		Lundbergs AB (B Shares)	502
15,300	*	M&A Capital Partners Co Ltd	746
2,029,641		M&G plc	6,430
118,518		MA Financial Group Ltd	502
371,167		Macquarie Group Ltd	43,486
130,787		Magellan Financial Group Ltd	5,282
493,219	*	Mahindra & Mahindra Financial Services Ltd	1,044
23,428,486		Man Group plc	58,278
433,369		Manappuram General Finance & Leasing Ltd	986
53,738		MarketAxess Holdings, Inc	24,912
13,786		Marlin Business Services Corp	314
35,900		Marusan Securities Co Ltd	195
12,626	*,g	MAS Financial Services Ltd	146
112,500		Matsui Securities Co Ltd	820
29,340		Meritz finance Holdings Co Ltd	553
134,301		Meritz Securities Co Ltd	565
5,941,380		Metro Pacific Investments Corp	473
1,157,310		MFA Financial Inc	5,312
121,951		Mirae Asset Daewoo Co Ltd	1,021
341,070		Mitsubishi UFJ Lease & Finance Co Ltd	1,829
28,400		Mizuho Leasing Co Ltd	957
65,089		MLP AG.	538
140,396		Moelis & Co	7,987
155,952	*	Monex Group, Inc	1,050
241,013		Moody’s Corp	87,336
6,537,778		Morgan Stanley	599,449
48,769		Morningstar, Inc	12,539
29,969		Motilal Oswal Financial Services Ltd	316
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

121,846		MSCI, Inc (Class A)	$64,954
490,682		Muangthai Capital PCL	882
33,424		Multi Commodity Exchange of India Ltd	685
49,801		Muthoot Finance Ltd	994
66,739		Nanjing Securities Co Ltd	109
152,198		Nasdaq Inc	26,756
95,643		Natixis	454
300,121	e	Navient Corp	5,801
23,708		Nelnet, Inc (Class A)	1,784
167,287		Netwealth Group Ltd	2,152
565,860		New Residential Investment Corp	5,992
518,031		New York Mortgage Trust, Inc	2,316
56,823	*,†	NewStar Financial, Inc	14
18,349		NICE Holdings Co Ltd	310
143,803		Ninety One Ltd	430
557,237		Ninety One plc	1,697
103,532	g	Nippon Life India Asset Management Ltd	510
15,143	*,e	Noah Holdings Ltd (ADR)	715
3,429,436	*	Nomura Holdings, Inc	17,454
1,885,523		Nordnet AB publ	31,825
3,972		Northeast Securities Co Ltd	5
28,930		Northern Trust Corp	3,345
109,152		Numis Corp plc	536
164,393		Okasan Holdings, Inc	615
1,662,225		Omni Bridgeway Ltd	4,670
187,130		OneMain Holdings, Inc	11,211
130,060		Onex Corp	9,444
116,235	*	Open Lending Corp	5,009
28,559	*	Oportun Financial Corp	572
13,308		Oppenheimer Holdings, Inc	677
135,189	e	Orchid Island Capital, Inc	702
504,400		Orient Corp	664
191,437	*	Orient Securities Co Ltd	296
1,808,368		ORIX Corp	30,564
256,238		Osaka Securities Exchange Co Ltd	5,708
82,842	*	Pacific Securities Co Ltd	43
4,523,744	*	Pacific Strategic Financial Tbk PT	259
7,276		Partners Group	11,030
289,429		Pendal Group Ltd	1,748
118,434	e	PennyMac Mortgage Investment Trust	2,494
1,303,886	*	Pensionbee Group plc	2,778
63,922		Perpetual Trustees Australia Ltd	1,919
875,657	*	PEXA Group Ltd	11,249
297,387		Pinnacle Investment Management Group Ltd	2,670
81,488		Piper Jaffray Cos	10,558
2,735,749		Piramal Healthcare Ltd	88,422
33,689		PJT Partners, Inc	2,405
309,967		Platinum Asset Mangement Ltd	1,140
91,418		Plus500 Ltd	1,690
73,413		Polar Capital Holdings plc	844
60,919	*	PRA Group, Inc	2,344
527,683		President Securities Corp	506
338,411		PROG Holdings, Inc	16,288
260,299	*	Provident Financial plc	836
41,520		Pzena Investment Management, Inc (Class A)	457
129,080	*,e	Qudian, Inc (ADR)	311
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,759,774	g	Quilter plc	$3,621
1,625,527		Ratchthani Leasing PCL	249
118,073		Rathbone Brothers	2,961
227,774		Ratos AB (B Shares)	1,382
163,810		Raymond James Financial, Inc	21,279
90,573		Ready Capital Corp	1,437
334,251		REC Ltd	669
338,447		Redwood Trust, Inc	4,085
118,687		Regional Management Corp	5,524
57,316		Reinet Investments S.C.A	1,125
226,760		Remgro Ltd	1,820
118,061	g	Resurs Holding AB	583
15,861		Ricoh Leasing Co Ltd	492
447,366		S&P Global, Inc	183,621
25,887		Samsung Securities Co Ltd	1,033
141,429		Sanne Group plc	1,628
163,388		Santander Consumer USA Holdings, Inc	5,934
164,769	*	SBI Cards & Payment Services Ltd	2,154
825,738	*	SBI Holdings, Inc	19,504
12,646		Schroders plc	615
41,810		Sculptor Capital Management, Inc	1,028
153,463		SDIC Capital Co Ltd	202
155,891		Sealand Securities Co Ltd	102
152,962		SEI Investments Co	9,479
97,269		Shanxi Securities Co Ltd	101
326,000	e	Sheng Ye Capital Ltd	323
493,944		Shenwan Hongyuan Group Co Ltd	358
3,689		Shinyoung Securities Co Ltd	213
17,371	*	Shriram City Union Finance Ltd	401
85,104		Shriram Transport Finance Co Ltd	1,542
763,742		SHUAA Capital PSC	126
700,144		Singapore Exchange Ltd	5,831
73,482		Sinolink Securities Co Ltd	144
500,288		SLM Corp	10,476
4,886		Societe Fonciere Financiere et de Participations FFP	657
13,506		Sofina S.A.	5,835
98,427	*	SooChow Securities Co Ltd	127
120,373	*	Southwest Securities Co Ltd	91
12,487	*	Spandana Sphoorty Financial Ltd	111
94,358		Sparx Group Co Ltd	217
8,000		SPDR S&P 500 ETF Trust	3,424
24,674		Sprott, Inc	971
768,475	*,†,e	SRH NV	9
618,610		Srisawad Corp PCL	1,329
415,325		St. James’s Place plc	8,492
1,942,744		Standard Life Aberdeen plc	7,288
730,110		Starwood Property Trust, Inc	19,107
478,238		State Street Corp	39,349
48,548		StepStone Group, Inc	1,670
17,700		Stifel Financial Corp	1,148
20,884	*	StoneX Group, Inc	1,267
9,724	e	Strike Co Ltd	388
589,735		Sun Hung Kai & Co Ltd	316
45,742		Sundaram Finance Ltd	1,648
22,218		Svolder AB	627
9,495		Swissquote Group Holding S.A.	1,436
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,172,886		Synchrony Financial	$105,428
309,625		T Rowe Price Group, Inc	61,296
117,503		Taiwan Acceptance Corp	601
101,106	e	Tamburi Investment Partners S.p.A.	992
13,431		Tata Investment Corp Ltd	204
1,113,517		Tel Aviv Stock Exchange Ltd	6,878
122,437	*	Tianfeng Securities Co Ltd	92
58,396		TMX Group Ltd	6,168
220,380		Tokai Tokyo Securities Co Ltd	782
21,610		Tokyo Century Corp	1,162
71,847		Tong Yang Investment Bank	308
809,772		TP Icap Group plc	2,189
81,609		TPG RE Finance Trust, Inc	1,098
110,222	e	Tradeweb Markets, Inc	9,320
418,180		Transaction Capital Ltd	1,108
974,131		Turkiye Sinai Kalkinma Bankasi AS	143
370,730	e	Two Harbors Investment Corp	2,803
4,205,992		UBS Group AG	64,424
42,750		Ujjivan Financial Services Ltd	119
71,800	*,e	Up Fintech Holding Ltd (ADR)	2,081
20,438	*	Upstart Holdings, Inc	2,553
152,360	*,e	Uranium Participation Corp	672
38,338	*	UTI Asset Management Co Ltd	441
18,600	*	Uzabase, Inc	447
854		Value Line, Inc	26
1,013,011		Value Partners Group Ltd	646
25,000		Vanguard FTSE Developed Markets ETF	1,288
185,139		Virtu Financial, Inc	5,115
4,031		Virtus Investment Partners, Inc	1,120
205,638		Vontobel Holding AG.	16,049
1,054,624		Voya Financial, Inc	64,859
13,944		VZ Holding AG.	1,182
52,107		Warsaw Stock Exchange	651
1,604,490		Waterland Financial Holdings	950
22,600	*,e	WealthNavi, Inc	819
23,100		Wendel	3,109
129,303		Western Securities Co Ltd	165
157,068	e	WisdomTree Investments, Inc	974
58,502		Woori Investment & Securities Co Ltd	670
41,219	*	Woori Technology Investment Co Ltd	288
5,918	*,e	World Acceptance Corp	948
30,870	g	X-Trade Brokers Dom Maklerski S.A.	141
981,500	*,g	Yixin Group Ltd	269
624,400		Zeder Investments Ltd	125
54,765		Zenkoku Hosho Co Ltd	2,350
112,591	*	Zheshang Securities Co Ltd	228
2,562,874	*,e	Zip Co Ltd	14,555
		TOTAL DIVERSIFIED FINANCIALS	6,572,645

ENERGY - 3.0%
26,000	*	3R PETROLEUM OLEO E GAS S.A.	237
15,106,061		Adaro Energy Tbk	1,257
190,892	*	Advantage Energy Ltd	779
123,450		Aegis Logistics Ltd	572
31,462	*,e	Aemetis, Inc	351
1,062,682		Aker BP ASA	33,871
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

655,026	*,e	Aker Solutions ASA	$1,220
33,965		Aldrees Petroleum and Transport Services Co	619
94,730	*,e	Alto Ingredients, Inc	579
4,225	e	Altus Midstream Co	285
208,559		Ampol Ltd	4,414
398,192	e	Antero Midstream Corp	4,137
358,970	*	Antero Resources Corp	5,395
296,885		APA Corp	6,422
697,984	e	ARC Resources Ltd	5,940
30,851	*	Arch Resources, Inc	1,758
177,164		Archrock, Inc	1,579
10,121	*	Aspen Aerogels, Inc	303
127,602		Baker Hughes Co	2,918
788,300		Bangchak Corp PCL	608
3,075,500		Banpu PCL (Foreign)	1,499
1,777,601		Beach Petroleum Ltd	1,652
93,520		Berry Petroleum Co LLC	628
2,510,474		Bharat Petroleum Corp Ltd	15,840
270,189	e	Birchcliff Energy Ltd	1,133
190,041	e	Bonanza Creek Energy, Inc	8,945
18,607,014		BP plc	81,599
795,467		BP plc (ADR)	21,016
57,414		Brigham Minerals, Inc	1,222
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	674
7,705	*	Bristow Group, Inc	197
1,777,200	*	Bumi Armada BHD	193
76,823	*,e	BW Energy Ltd	234
90,101	g	BW LPG Ltd	582
93,612	e	BW Offshore Ltd	335
163,029		Cabot Oil & Gas Corp	2,847
108,967	e	Cactus, Inc	4,001
504,003		Cairn Energy plc	1,018
124,770	*	California Resources Corp	3,761
25,692	*,e	Callon Petroleum Co	1,482
359,004		Cameco Corp (Toronto)	6,881
146,939	e	Canacol Energy Ltd	402
1,375,032		Canadian Natural Resources Ltd (Canada)	49,916
1,325,512		Cenovus Energy, Inc (Toronto)	12,682
414,718	*,e	Centennial Resource Development, Inc	2,812
12,536	*,e	Centrus Energy Corp	318
760,314	*,e	CGG S.A.	680
487,892	*,e	ChampionX Corp	12,514
560,878	*	Cheniere Energy, Inc	48,651
133,871	e	Chesapeake Energy Corp	6,951
3,973,732		Chevron Corp	416,209
300,803		China Aviation Oil Singapore Corp Ltd	231
652,653		China Merchants Energy Shipping Co Ltd	467
1,919,122		China Oilfield Services Ltd	1,719
447,876	*	China Shenhua Energy Co Ltd	1,352
3,126,955		China Shenhua Energy Co Ltd (Hong Kong)	6,125
311,329		Cimarex Energy Co	22,556
187,527	*,e	Clean Energy Fuels Corp	1,903
298,049	*,e	CNX Resources Corp	4,071
710,682		Coal India Ltd	1,404
118	*,†,b	Cobalt International Energy, Inc	0	^
82,310		Computer Modelling Group Ltd	339
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

124,174	*,e	Comstock Resources Inc	$828
2,829,992		ConocoPhillips	172,347
48,710	*	CONSOL Energy, Inc	900
167,443	*,e	Contango Oil & Gas Co	723
24,767	e	Continental Resources, Inc	942
1,741,077	*	Cooper Energy Ltd	339
895,804		Cosan SA Industria e Comercio	4,315
490,293		COSCO SHIPPING Energy Transportation Co Ltd	467
53,658		Cosmo Energy Holdings Co Ltd	1,232
1,332,238	e	Crescent Point Energy Corp	6,029
30,514		CropEnergies AG.	392
39,246		CVR Energy, Inc	705
2,785,024		Dana Gas PJSC	634
9,853	*	Delek Group Ltd	661
169,481		Delek US Holdings, Inc	3,664
80,891	*	Denbury, Inc	6,211
769,870	*,e	Denison Mines Corp	938
2,380,632		Devon Energy Corp	69,491
198,070		DHT Holdings, Inc	1,285
3,641,912		Dialog Group BHD	2,537
47,811	*	Diamond S Shipping Inc	476
1,505,900		Diamondback Energy, Inc	141,389
801,348		Diversified Gas & Oil plc	1,167
9,880	*,e	DMC Global, Inc	555
435,738	*	DNO International ASA	508
39,775	*	Dorian LPG Ltd	562
20,224	*	Drilling Co of 1972	847
46,466	*	Dril-Quip, Inc	1,572
28,912	*	Earthstone Energy, Inc	320
4,761,417		Ecopetrol S.A.	3,453
349,636		Empresas COPEC S.A.	3,442
83,953		Enauta Participacoes S.A.	304
2,020,090		Enbridge, Inc (Toronto)	80,879
2,939,768		ENEOS Holdings, Inc	12,320
165,220		Enerflex Ltd	1,118
117,758	*	Energean plc	1,163
1,168,600	*,†	Energy Earth PCL	0	^
142,849	*,e	Energy Fuels, Inc	863
92,162	*,e	Energy Fuels, Inc	558
1		Energy Transfer LP	0	^
260,439		Enerplus Corp	1,872
969,073		ENI S.p.A.	11,815
2,384,434		EOG Resources, Inc	198,957
500,224	*,e	EQT Corp	11,135
1,999,796		Equinor ASA	42,333
19,017	*	Equital Ltd	516
553,069		Equitrans Midstream Corp	4,707
826,300	*	Esso Thailand PCL (Foreign)	213
196,551	e	Euronav NV	1,831
16,079	*	Extraction Oil & Gas, Inc	883
116,012		Exxaro Resources Ltd	1,368
6,059,963		Exxon Mobil Corp	382,262
71,570	e	Falcon Minerals Corp	364
34,184	e	FLEX LNG Ltd	494
1,027,269	*	Formosa Petrochemical Corp	3,926
203,734	*,e	Frank’s International NV	617
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,904		Freehold Royalty Trust	$843
165,483	e	Frontline Ltd	1,489
101,425	e	Frontline Ltd (Sigmax MTF)	917
11,975	*	FTS International, Inc	339
106,239	*	Fugro NV	1,018
50,855		Galp Energia SGPS S.A.	553
93,002		Gazprom (ADR)	711
4,253,464		Gazprom OAO (ADR)	32,469
21,708		Gaztransport Et Technigaz S.A.	1,756
261,224	*,e	Gevo, Inc	1,899
148,163	e	Gibson Energy, Inc	2,839
138,307	*	Golar LNG Ltd	1,833
95,961	*	Great Eastern Shipping Co Ltd	503
125,047	*,e	Green Plains Inc	4,204
78,442		Grupa Lotos S.A.	1,106
22,128		GS Holdings Corp	910
805,086	*	Guanghui Energy Co Ltd	415
820,032	*	Gulf International Services QSC	336
61,790		Hafnia Ltd	127
1,209,992		Halliburton Co	27,975
229,812	*	Harbour Energy plc	1,204
187,495	*	Helix Energy Solutions Group, Inc	1,071
59,253	*	Hellenic Petroleum S.A.	432
142,495		Helmerich & Payne, Inc	4,650
724,056		Hess Corp	63,225
21,015	*	HighPeak Energy, Inc	215
297,865		Hindustan Petroleum Corp Ltd	1,176
55,837		HollyFrontier Corp	1,837
322,424		Hunting plc	986
118,449		Idemitsu Kosan Co Ltd	2,862
209,282	e	Imperial Oil Ltd	6,378
874,422		Indian Oil Corp Ltd	1,271
390,700		Indo Tambangraya Megah Tbk PT	383
897,100		Inner Mongolia Yitai Coal Co	598
970,734	e	Inpex Holdings, Inc	7,265
364,844		Inter Pipeline Ltd	5,931
33,303	e	International Seaways, Inc	639
8,535,986		IRPC PCL (Foreign)	1,025
79,150		Itochu Enex Co Ltd	705
46,522		Iwatani International Corp	2,788
36,477		Japan Petroleum Exploration Co	658
837,137	*	John Wood Group plc	2,550
235,110	e	Keyera Corp	6,318
1,395,735		Kinder Morgan, Inc	25,444
60,596		Koninklijke Vopak NV	2,755
211,240	*,e	Kosmos Energy Ltd	731
14,394	*	Laredo Petroleum, Inc	1,336
281,637	*,e	Liberty Oilfield Services, Inc	3,988
291,265		LUKOIL PJSC (ADR)	26,796
973,911		Lundin Petroleum AB	34,528
85,693	*,e	Magnolia Oil & Gas Corp	1,339
1,603,944		Marathon Oil Corp	21,846
1,619,064		Marathon Petroleum Corp	97,824
18,760		Mari Petroleum Co Ltd	182
60,816		Matador Resources Co	2,190
405,526	*	MEG Energy Corp	2,934
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,502	*,e	Meta Materials, Inc	$1,285
31,800	e	Mitsuuroko Co Ltd	338
20,330		Modec, Inc	376
185,249	*	MOL Hungarian Oil & Gas plc	1,474
52,921	*	Motor Oil Hellas Corinth Refineries S.A.	897
197,417	e	Murphy Oil Corp	4,596
9,604	*	Nabors Industries Ltd	1,097
18,777	*	Naphtha Israel Petroleum Corp Ltd	88
39,528	*,e	National Energy Services Reunited Corp	563
649,994		Neste Oil Oyj	39,872
8,173	e	New Fortress Energy, Inc	310
970,707	e	New Hope Corp Ltd	1,259
574,270	*	Newpark Resources, Inc	1,987
345,068	*,e	NexGen Energy Ltd	1,420
946,195	*	NexTier Oilfield Solutions, Inc	4,504
216,644		Nordic American Tankers Ltd	711
324,038		Northern Oil and Gas, Inc	6,730
738,322	*	NOV, Inc	11,311
85,042		Novatek PJSC (GDR)	18,650
38,427		Oasis Petroleum, Inc	3,864
845,976		Occidental Petroleum Corp	26,454
63,835	e	Ocean Yield ASA	221
314,312	*	Oceaneering International, Inc	4,894
687,327		Offshore Oil Engineering Co Ltd	479
207,280		Oil India Ltd	439
5,103,399	*	Oil Refineries Ltd	1,316
1,714,886		Oil Search Ltd	4,899
83,924	*	Oil States International, Inc	659
14,907		OMV AG.	851
597,126		ONEOK, Inc	33,224
1,529,844		Origin Energy Ltd	5,167
499,989		Ovintiv, Inc	15,735
75,999		Pakistan Oilfields Ltd	190
424,671		Pakistan Petroleum Ltd	234
221,729		Pakistan State Oil Co Ltd	316
2,248,413	*	Paladin Resources Ltd	867
29,947	*	Par Pacific Holdings, Inc	504
75,226	*	Paramount Resources Ltd (Class A)	1,041
132,036	*,e	Parex Resources, Inc	2,205
420,567	e	Parkland Corp	13,591
80,243	e	Pason Systems, Inc	578
497,211		Patterson-UTI Energy, Inc	4,942
10,184	*	Paz Oil Co Ltd	1,250
234,436	*	PBF Energy, Inc	3,587
369,062		PDC Energy, Inc	16,899
100,399	*,e	Peabody Energy Corp	796
519,434	e	Pembina Pipeline Income Fund	16,506
21,280	*,e	Penn Virginia Corp	502
775,000	e	Perennial Energy Holdings Ltd	183
480,305	*	Petro Rio S.A.	1,882
274,904	*,e	Petrofac Ltd	419
3,302,295		Petroleo Brasileiro S.A.	20,111
4,219,327		Petroleo Brasileiro S.A. (Preference)	24,966
300,180		Petronas Dagangan BHD	1,346
322,031		Petronet LNG Ltd	979
167,672	e	Peyto Exploration & Development Corp	1,129
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

815,971	e	Phillips 66	$70,027
1,082,005		Pioneer Natural Resources Co	175,847
130,543		Polski Koncern Naftowy Orlen S.A.	2,632
809,282		Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,416
100,100	*,†	Poseidon Concepts Corp	1
204,460	e	PrairieSky Royalty Ltd	2,476
750,500		Prima Marine PCL	164
112,736	*	ProPetro Holding Corp	1,033
1,350,972		PT AKR Corporindo Tbk	294
5,619,592	*	PT Medco Energi Internasional Tbk	249
9,684,128		PT Tambang Batubara Bukit Asam Tbk	1,337
10,603,106		PT United Tractors Tbk	14,834
1,384,348		PTT Exploration & Production PCL (Foreign)	5,075
8,922,100		PTT PCL (ADR)	10,949
9,144,509		PTT PCL (Foreign)	11,277
211,564		Qatar Fuel QSC	1,030
2,460,835		Qatar Gas Transport Co Ltd	2,029
111,554	*	Rabigh Refining & Petrochemical Co	700
325,378	*	Range Resources Corp	5,453
7,299,684		Reliance Industries Ltd	207,576
60,169	*	Renewable Energy Group, Inc	3,751
156,931	e	Repsol YPF S.A.	1,971
7,339	*	Rex American Resources Corp	662
7,851	e	Riley Exploration Permian, Inc	228
576,386	*	Rosneft Oil Co PJSC (GDR)	4,461
4,613,031		Royal Dutch Shell plc (A Shares)	92,481
5,782,562		Royal Dutch Shell plc (B Shares)	112,256
83,181	*,e	RPC, Inc	412
552,255	*,e	Saipem S.p.A	1,340
60,252		San-Ai Oil Co Ltd	700
1,628,362		Santos Ltd	8,649
13,919,400	*	Sapurakencana Petroleum BHD	421
642,251	*,e	Saras S.p.A.	538
6,395		Saudi Arabia Refineries Co	298
2,104,434	g	Saudi Arabian Oil Co	19,694
159,064		SBM Offshore NV	2,420
2,321,069		Schlumberger Ltd	74,297
12,695	*	Schoeller-Bleckmann Oilfield Equipment AG.	535
65,642	e	Scorpio Tankers, Inc	1,447
82,030	*	Select Energy Services, Inc	495
746,500		Semirara Mining & Power Corp	225
1,843,251		Serba Dinamik Holdings BHD	147
196,923	e	Serica Energy plc	378
50	*,†	Serval Integrated Energy Services	0
321,480		SFL Corp Ltd	2,459
688,038		Shaanxi Coal Industry Co Ltd	1,261
305,586		Shanxi Lu’an Environmental Energy Development Co Ltd	559
304,029	*	Shanxi Meijin Energy Co Ltd	355
360,000	*	Shanxi Xishan Coal & Electricity Power Co Ltd	463
428,872		Siamgas & Petrochemicals PCL	154
1,000,000		Sinopec Kantons Holdings Ltd	375
25,859		SK Discovery Co Ltd	1,215
3,059		SK Gas Co Ltd	333
45,183	*	SK Innovation Co Ltd	11,847
500,528		SM Energy Co	12,328
42,387	*	S-Oil Corp	3,860
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,559		Solaris Oilfield Infrastructure, Inc	$356
523,797	*	Southwestern Energy Co	2,970
1,334,620	*	Star Petroleum Refining PCL	404
234,422		Subsea 7 S.A.	2,250
1,676,060		Suncor Energy, Inc	40,144
758,150		Surgutneftegaz (ADR) (London)	3,768
45,531	*	Talos Energy, Inc	712
410,065	e	Targa Resources Investments, Inc	18,227
223,605		Tatneft PJSC (ADR)	9,755
872,993	e	TC Energy Corp	43,199
111,801	*	Technip Energies NV	1,533
35,489	*,e	Tecnicas Reunidas S.A.	450
90,779	*	Teekay Corp	338
32,301	*,e	Teekay Tankers Ltd	466
697,252	*,e	Tellurian, Inc	3,242
48,205		Tenaris S.A.	527
538,249	*	Tetra Technologies, Inc	2,336
1,798		Texas Pacific Land Corp	2,876
121,320		TGS Nopec Geophysical Co ASA	1,547
1,134,460		Thai Oil PCL (Foreign)	1,935
56,546	*	Tidewater, Inc	681
152,533	e	Topaz Energy Corp	2,129
33,092		TORM plc	293
2,592,211	e	Total S.A.	117,432
350,166		Tourmaline Oil Corp	10,008
73,911	*	Transportadora de Gas del Sur S.A. (ADR) (Class B)	342
1,196,976	*,e	Tullow Oil plc	986
62,096	*	Turkiye Petrol Rafinerileri AS	678
662,761		Ultrapar Participacoes S.A.	2,450
135,398	*,e	Uranium Energy Corp	360
95,875	*,e	Ur-Energy, Inc	134
100,082	*	US Silica Holdings, Inc	1,157
2,262,341		Valero Energy Corp	176,644
2,576,862	*	Velesto Energy Bhd	96
23,818		Verbio AG.	1,206
160,734	*,e	Vermilion Energy, Inc	1,408
174,719	*	Vine Energy, Inc	2,724
893,373	g	Viva Energy Group Ltd	1,291
133,903	*	W&T Offshore, Inc	649
94,580	e	Washington H Soul Pattinson & Co Ltd	2,392
808	*,e	Weatherford International Ltd	15
994,607	e	Whitecap Resources, Inc	4,943
925,530	*	Whitehaven Coal Ltd	1,343
103,859	*,e	Whiting Petroleum Corp	5,666
1,749,847		Williams Cos, Inc	46,458
835,916		Woodside Petroleum Ltd	13,919
133,327		World Fuel Services Corp	4,230
310,990		Worley Ltd	2,783
77,033		Yantai Jereh Oilfield Services Group Co Ltd	534
1,549,540		Yanzhou Coal Mining Co Ltd	2,081
277,569		Yanzhou Coal Mining Co Ltd (Class A)	659
499,200		Yinson Holdings BHD	602
214,566	*	YPF S.A. (ADR) (Class D)	1,004
548,380		Z Energy Ltd	1,050
		TOTAL ENERGY	4,161,505
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.3%
48,773	*,e	111, Inc (ADR)	$443
40,026		Abdullah Al Othaim Markets Co	1,322
463,363		Aeon Co Ltd	12,439
24,100		Aeon Hokkaido Corp	246
25,683		Ain Pharmaciez Inc	1,600
77,817		Al Meera Consumer Goods Co	412
28,433	e	Albertsons Cos, Inc	559
1,295,225		Alimentation Couche Tard, Inc	47,594
76,384		Andersons, Inc	2,332
43,479		Arcs Co Ltd	946
434,395		Atacadao Distribuicao Comercio e Industria Ltd	1,834
210,077	*,g	Avenue Supermarts Ltd	9,459
111,443	e	Axfood AB	3,084
16,155		Axial Retailing, Inc	545
11,200		Belc Co Ltd	541
1,197,412		Berli Jucker PCL	1,300
79,267		BGF retail Co Ltd	12,642
140,993	*	Bid Corp Ltd	3,057
196,994		BIM Birlesik Magazalar AS	1,406
351,681	*	BJ’s Wholesale Club Holdings, Inc	16,733
755,411		Carrefour S.A.	14,866
6,699		Casey’s General Stores, Inc	1,304
37,690	*,e	Casino Guichard Perrachon S.A.	1,197
14,351		Cawachi Ltd	290
1,261,404		Cencosud S.A.	2,510
40,656	*	Chefs’ Warehouse Holdings, Inc	1,294
5,850,826		Cia Brasileira de Distribuicao	45,477
97,205	e	Clicks Group Ltd	1,672
20,060	e	Cocokara Fine Holdings, Inc	1,499
1,150,842		Coles Group Ltd	14,742
5,694		Colruyt S.A.	318
1,028,063		Cosco Capital, Inc	112
17,500	e	Cosmos Pharmaceutical Corp	2,571
1,018,811		Costco Wholesale Corp	403,113
5,215,016		CP ALL plc	9,722
29,300	e	Create SD Holdings Co Ltd	869
5,118		Daikokutenbussaan Co Ltd	370
1,206,000		Dairy Farm International Holdings Ltd	5,119
20,076		DaShenLin Pharmaceutical Group Co Ltd	159
276,494	*,g	Dino Polska S.A.	20,311
261,625	g	Dis-Chem Pharmacies Ltd	589
4,803,223	*,e	Distribuidora Internacional de Alimentacion S.A.	387
22,375		Dongsuh Co, Inc	605
37,387		E-Mart Co Ltd	5,307
261,701		Empire Co Ltd	8,255
60,976		Eurocash S.A.	227
11,500		Fuji Co Ltd	203
11,900		G-7 Holdings, Inc	362
8,600		Genky DrugStores Co Ltd	300
71,986		George Weston Ltd	6,861
230,438		GrainCorp Ltd-A	892
734,309	*,e	Grocery Outlet Holding Corp	25,451
711,987	e	Grupo Comercial Chedraui S.a. DE C.V.	1,140
413,600	*	Grupo Mateus S.A.	659
22,053	e	GS Retail Co Ltd	756
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,000		Halows Co Ltd	$223
32,958		Heiwado Co Ltd	658
50,334	*,e	HF Foods Group Inc	266
35,307		Hyundai Greenfood Co Ltd	337
10,308		ICA Gruppen AB	480
15,400	e	Inageya Co Ltd	204
18,882		Ingles Markets, Inc (Class A)	1,100
2,270		Itochu-Shokuhin Co Ltd	108
170,192		J Sainsbury plc	641
571,111		Jeronimo Martins SGPS S.A.	10,415
12,000		JM Holdings Co Ltd	238
24,923		Kato Sangyo Co Ltd	760
459,960	e	Kesko Oyj (B Shares)	16,985
15,300	e	Kobe Bussan Co Ltd	482
811,351		Koninklijke Ahold Delhaize NV	24,162
193,950		Kroger Co	7,430
17,234		Kusuri no Aoki Holdings Co Ltd	1,253
405,981	e	La Comer SAB de C.V.	860
11,655		Laobaixing Pharmacy Chain JSC	95
5,231		Lawson, Inc	242
130,032	*	Lenta PLC (ADR)	438
18,496		Life Corp	587
175,128		Loblaw Cos Ltd	10,778
3,405		M Yochananof & Sons Ltd	229
340,705		Magnit PJSC (ADR)	4,942
58,167	*	Majestic Wine plc	649
32,518	*	MARR S.p.A.	776
242,161	*,e	Massmart Holdings Ltd	1,068
83,394		Matsumotokiyoshi Holdings Co Ltd	3,692
5,700		Maxvalu Tokai Co Ltd	127
12,719	*	MedAvail Holdings, Inc	156
1,066,836		Metcash Ltd	3,199
377,929		Metro Wholesale & Food Specialist AG.	4,681
234,435		Metro, Inc	11,240
131,602	*	Migros Ticaret AS	491
14,125	e	Natural Grocers by Vitamin C	152
8,500		Nihon Chouzai Co Ltd	120
49,491	e	North West Co, Inc	1,405
39,062		Okuwa Co Ltd	383
648,300	e	Olam International Ltd	773
979,503	*	Performance Food Group Co	47,496
285,930		Pick’n Pay Stores Ltd	1,056
245,717		President Chain Store Corp	2,319
30,398		Pricesmart, Inc	2,767
763,400		Puregold Price Club, Inc	633
23,900		Qol Holdings Co Ltd	334
905,335		Raia Drogasil S.A.	4,498
9,292		Rami Levi Chain Stores Hashikma Marketing Ltd	611
23,712	e	Retail Partners Co Ltd	251
188,440	*,e	Rite Aid Corp	3,072
822,300		Robinsons Retail Holdings, Inc	905
19,741		Ryoshoku Ltd	500
18,600		San-A Co Ltd	707
7,599,464		Sendas Distribuidora S.A.	132,224
575,263		Seven & I Holdings Co Ltd	27,556
91,500	*	Shanghai Bailian Group Co Ltd	285
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,819,610		Sheng Siong Group Ltd	$2,139
11,411	e	Shoei Foods Corp	385
215,460		Shoprite Holdings Ltd	2,345
263,320		Shufersal Ltd	2,096
23,866	*	Sligro Food Group NV	702
1,920,766		SMU S.A.	228
2,182,006	*	Sok Marketler Ticaret AS.	2,946
848,394		Sonae SPGS S.A.	807
82,570	e	Spar Group Ltd	1,046
146,367	e	SpartanNash Co	2,826
118,819	*,e	Sprouts Farmers Market, Inc	2,953
34,596		Sugi Pharmacy Co Ltd	2,524
826,000	*,e	Sun Art Retail Group Ltd	615
71,100		Sundrug Co Ltd	2,260
467,862		SYSCO Corp	36,376
19,056,090		Tesco plc	58,868
327,905		Total Produce plc	1,026
20,367		Tsuruha Holdings, Inc	2,370
216,643	*,e	United Natural Foods, Inc	8,011
56,050		United Super Markets Holdings, Inc	548
378,546	*	US Foods Holding Corp	14,521
37,894		Valor Co Ltd	771
14,163		Village Super Market (Class A)	333
774,334		Walgreens Boots Alliance, Inc	40,738
26,193,836		Wal-Mart de Mexico SAB de C.V.	85,504
3,191,355		Walmart, Inc	450,045
22,435		Weis Markets, Inc	1,159
79,260		Welcia Holdings Co Ltd	2,592
245,568		WM Morrison Supermarkets plc	838
1,141,285		Woolworths Ltd	32,660
52,511		X5 Retail Group NV (GDR)	1,841
5,300	e	YAKUODO Holdings Co Ltd	113
19,700		Yaoko Co Ltd	1,131
16,259		Yifeng Pharmacy Chain Co Ltd	141
32,200		Yixintang Pharmaceutical Group Co Ltd	165
51,400		Yokohama Reito Co Ltd	409
250,753	*	Yonghui Superstores Co Ltd	183
9,258	*	Zur Rose Group AG.	3,545
		TOTAL FOOD & STAPLES RETAILING	1,803,802

FOOD, BEVERAGE & TOBACCO - 3.1%
83,309	*	22nd Century Group, Inc	386
634,688	*,e	a2 Milk Co Ltd	2,856
265,171		AAK AB	5,945
89,200	*	Adecoagro S.A.	896
87,319	*	AG. Barr plc	626
13,236		Agrana Beteiligungs AG.	319
232,705		Agthia Group PJSC	374
397,363		Ajinomoto Co, Inc	10,323
21,811	*,e	Aker BioMarine ASA	187
11,146		Al Jouf Agricultural Development Co	251
107,680		Almarai Co JSC	1,821
1,474,658		Altria Group, Inc	70,312
4,179,809		AMBEV S.A.	14,345
11,587,625		Anadolu Efes Biracilik Ve Malt Sanayii AS	29,625
20,111		Angel Yeast Co Ltd	169
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

413,445		Anheuser-Busch InBev S.A.	$29,805
45,568		Anhui Gujing Distillery Co Ltd	631
10,714		Anhui Gujing Distillery Co Ltd (Class A)	397
20,017		Anhui Kouzi Distillery Co Ltd	210
26,456	*,e	AppHarvest, Inc	423
509,706		Archer-Daniels-Midland Co	30,888
18,072		Ariake Japan Co Ltd	1,120
986,339	*	Aryzta AG.	1,348
141,815	e	Asahi Breweries Ltd	6,628
44,178	*	Aseer Trading Tourism & Manufacturing Co	317
521,989		Associated British Foods plc	16,023
30,736		Astral Foods Ltd	339
60,235	*,e	Atlantic Sapphire ASA	636
4,033,252	e	Ausnutria Dairy Corp Ltd	5,398
95,535		Austevoll Seafood ASA	1,186
342,827	*	Australian Agricultural Co Ltd	352
45,541		Avanti Feeds Ltd	335
254,224		AVI Ltd	1,265
86,427	e	B&G Foods, Inc (Class A)	2,835
51,732	e	Bakkafrost P	4,275
165,384	g	Bakkavor Group plc	296
735,972		Baladna	307
95,051	*	Balrampur Chini Mills Ltd	455
2,657		Barry Callebaut AG.	6,175
370,329	*	Becle SAB de C.V.	974
319,197		Bega Cheese Ltd	1,410
124,001		Beijing Dabeinong Technology Group Co Ltd	130
19,300		Beijing Shunxin Agriculture Co Ltd	126
41,869		Beijing Yanjing Brewery Co Ltd	47
2,368		Bell AG.	727
77,047	*,e	Beyond Meat, Inc	12,134
4,414		Binggrae Co Ltd	249
14,966		Bombay Burmah Trading Co	267
12,699		Bonduelle S.C.A.	319
13,310	*	Boston Beer Co, Inc (Class A)	13,587
563,247	*	BRF S.A.	3,095
159,946		Britannia Industries Ltd	7,860
106,700		British American Tobacco Malaysia BHD	367
2,004,576		British American Tobacco plc	77,829
265,070		Britvic plc	3,436
8,040		Brown-Forman Corp (Class A)	567
37,261		Brown-Forman Corp (Class B)	2,792
1,771,629	g	Budweiser Brewing Co APAC Ltd	5,578
851,085		Bunge Ltd	66,512
459,329	*	C&C Group plc	1,544
18,774		Calavo Growers, Inc	1,191
86,400		Calbee, Inc	1,994
60,090		Cal-Maine Foods, Inc	2,176
91,367		Camil Alimentos S.A.	175
27,005		Campbell Soup Co	1,231
253,700		Carabao Group PCL	1,122
155,222		Carlsberg AS (Class B)	28,967
123,500		Carlsberg Brewery-Malay BHD	660
58,413		CCL Products India Ltd	285
113,039	*,e	Celsius Holdings, Inc	8,601
934,800		Century Pacific Food, Inc	448
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,566		Chacha Food Co Ltd	$97
141,279		Charoen Pokphand Enterprise	409
1,656,131		Charoen Pokphand Foods PCL	1,371
1,531,021	g	China Feihe Ltd	3,301
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
2,619,227		China Mengniu Dairy Co Ltd	15,823
2,223,000	e	China Modern Dairy Holdings	492
2,467,392		China Resources Beer Holdings Company Ltd	22,129
13,427	*	Chongqing Brewery Co Ltd	411
23,304	*	Chongqing Fuling Zhacai Group Co Ltd	136
22,307	e	Chubu Shiryo Co Ltd	226
125,984		Cia Cervecerias Unidas S.A.	1,270
3,468		CJ CheilJedang Corp	1,420
221,597		Cloetta AB	662
6,714,681		Coca-Cola Co	363,331
6,198		Coca-Cola Consolidated Inc	2,492
218,680		Coca-Cola European Partners plc (Class A)	12,972
504,838	e	Coca-Cola Femsa SAB de C.V.	2,671
171,857		Coca-Cola HBC AG.	6,221
80,796		Coca-Cola Icecek AS	722
167,500	e	Coca-Cola West Japan Co Ltd	2,622
11,544,825		Cofco International Ltd	4,195
1,845,000		COFCO Meat Holdings Ltd	738
588,748		ConAgra Brands, Inc	21,419
406,738		Constellation Brands, Inc (Class A)	95,132
12,587		Corby Spirit and Wine Ltd	183
59,360	*,h	Costa Group Holdings Ltd	147
375,743		Costa Group Holdings Ltd	933
52,143		Cranswick plc	2,869
16,432		Daesang Corp	405
837,820	g	Dali Foods Group Co Ltd	500
663,253		Danone	46,663
417,859	*	Darling International, Inc	28,206
3,565,287		Davide Campari-Milano NV	47,790
3,147,466		Diageo plc	150,853
311,208	*	Distell Group Holdings Ltd	3,639
878		Dongwon F&B Co Ltd	178
825		Dongwon Industries Co Ltd	193
100,638	*	Duckhorn Portfolio, Inc	2,220
10,500	e	Dydo Drinco, Inc	471
380,678		Eastern Tobacco	287
72,225		Ebro Puleva S.A.	1,518
303,377		Embotelladora Andina S.A.	702
422,826		Embotelladoras Arca SAB de C.V.	2,452
3,351		Emmi AG.	3,437
1,131,773	*	Endeavour Group Ltd	5,339
50,615	e	Ezaki Glico Co Ltd	1,886
1,030,125		Fevertree Drinks plc	36,665
495,300		First Resources Ltd	494
34,018		Flowers Foods, Inc	823
1,724,983		Fomento Economico Mexicano S.A. de C.V.	14,549
194,690		Fomento Economico Mexicano SAB de C.V. (ADR)	16,453
28,461		ForFarmers NV	168
85,460		Foshan Haitian Flavouring & Food Co Ltd	1,704
43,293		Fraser & Neave Holdings BHD	275
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,468	e	Fresh Del Monte Produce, Inc	$1,429
107,175	*	Freshpet, Inc	17,465
5,545	*	Fu Jian Anjoy Foods Co Ltd	218
46,527		Fuji Oil Co Ltd	1,107
35,900		Fujian Sunner Development Co Ltd	133
23,232		Fujicco Co Ltd	399
4,082		Fujiya Co Ltd	78
152,499		Futuris Corp Ltd	1,321
442,676		General Mills, Inc	26,972
232,600		Genting Plantations BHD	400
402,000		GFPT PCL (Foreign)	144
212,447		Glanbia plc	3,460
12,355	*	Godfrey Phillips India Ltd	163
13,914,625		Golden Agri-Resources Ltd	2,385
464,107		Great Wall Enterprise Co	1,001
491,374	*	Greencore Group plc	854
56,323	*,e	Grieg Seafood ASA	581
181,676	e	Gruma SAB de C.V.	2,031
1,383,541		Grupo Bimbo S.A. de C.V. (Series A)	3,046
133,856		Grupo Herdez SAB de C.V.	305
321,200		Guan Chong Bhd	211
42,745	*	Guangdong Haid Group Co Ltd	539
113,300		Guinness Anchor BHD	644
110,850	*	Hain Celestial Group, Inc	4,447
9,365		Halwani Brothers Co	254
25,357		Harim Holdings Co Ltd	236
238,314		Health & Happiness H&H International Holdings Ltd	999
48,747		Heilongjiang Agriculture Co Ltd	113
99,966		Heineken Holding NV	10,087
539,030	e	Heineken NV	65,438
71,823		Henan Shuanghui Investment & Development Co Ltd	353
353,013		Hershey Co	61,488
25,722		Hite Jinro Co Ltd	861
26,100		Hokuto Corp	451
40,430		Hormel Foods Corp	1,931
428,466	*,e	Hostess Brands, Inc	6,937
81,452	*	Hotel Chocolat Group Ltd	405
60,762		House Foods Corp	1,861
392,000		Ichitan Group PCL	147
820,310		Imperial Tobacco Group plc	17,688
854,009		Indofood CBP Sukses Makmur Tbk	480
317,307		Inghams Group Ltd	947
12,203		Ingredion, Inc	1,104
160,353		Inner Mongolia Yili Industrial Group Co Ltd	913
9,135,000	*,†	Inti Agri Resources Tbk PT	0	^
979,606		IOI Corp BHD	887
2,213,163		ITC Ltd	6,044
24,829		Ito En Ltd	1,474
158,500		Itoham Yonekyu Holdings, Inc	1,021
8,079		J&J Snack Foods Corp	1,409
15,261		J.M. Smucker Co	1,977
336,330	e	Japan Tobacco, Inc	6,356
18,444,512		Japfa Comfeed Indonesia Tbk PT	2,204
471,742		Japfa Ltd	290
929,282		JBS S.A.	5,437
65,270	*,e	JDE Peet’s BV	2,369
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,226		Jiangsu King’s Luck Brewery JSC Ltd	$245
38,181	*	Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,224
91,406		Jiangxi Zhengbang Technology Co Ltd	169
8,462	*	JiuGui Liquor Co Ltd	334
35,267		John B. Sanfilippo & Son, Inc	3,124
15,346		J-Oil Mills, Inc	260
19,264		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	125
15,601		Juewei Food Co Ltd	203
362,610	*	Juhayna Food Industries	136
74,946		Kagome Co Ltd	1,979
13,000		Kameda Seika Co Ltd	518
37,680		Kaveri Seed Co Ltd	371
211,005		Kellogg Co	13,574
171,068		Kerry Group plc (Class A)	23,917
2,964,964		Keurig Dr Pepper, Inc	104,485
103,997		Kewpie Corp	2,334
10,800		KEY Coffee, Inc	203
1,182,200	*	Khon Kaen Sugar Industry PCL	137
115,575	e	Kikkoman Corp	7,622
454,653	e	Kirin Brewery Co Ltd	8,873
18,780	e	Kotobuki Spirits Co Ltd	1,216
391,300	e	Kraft Heinz Co	15,957
51,096		KT&G Corp	3,829
196,635		Kuala Lumpur Kepong BHD	964
86,990		Kweichow Moutai Co Ltd	27,670
11,919		KWS Saat AG.	981
12,157		La Doria S.p.A	274
6,139	*,e	Laird Superfood, Inc	183
355,151		Lamb Weston Holdings, Inc	28,646
12,281		Lancaster Colony Corp	2,377
40,757	*	Landec Corp	459
3,241		Lassonde Industries, Inc	452
552,800		Leong Hup International BHD	93
293,921		Leroy Seafood Group ASA	2,577
634,369		Lien Hwa Industrial Corp	1,138
20,680	e	Limoneira Co	363
891		Lindt & Spruengli AG.	8,864
87		Lindt & Spruengli AG. (Registered)	9,111
2,380		Lotte Chilsung Beverage Co Ltd	307
1,264		Lotte Confectionery Co Ltd	156
341		Lotte Samkang Co Ltd	143
37,223		Luzhou Laojiao Co Ltd	1,357
541,139		M Dias Branco S.A.	3,549
3,157		Maeil Dairies Co Ltd	217
81,922		Maple Leaf Foods, Inc	1,700
295,299		Marfrig Global Foods S.A.	1,136
9,600		Marudai Food Co Ltd	147
42,400		Maruha Nichiro Corp	903
35,552		McCormick & Co, Inc	3,140
42,587		Megmilk Snow Brand Co Ltd	811
85,222		MEIJI Holdings Co Ltd	5,107
93,240		Mezzan Holding Co KSCC	197
94,882	e	MGP Ingredients, Inc	6,418
207,028		Minerva S.A.	390
176,999	*,e	Mission Produce, Inc	3,666
19,000		Mitsui Sugar Co Ltd	319
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

230,089	*,e	Molson Coors Brewing Co (Class B)	$12,353
5,844,263		Mondelez International, Inc	364,916
2,815,982	*	Monster Beverage Corp	257,240
35,679		Morinaga & Co Ltd	1,141
38,813		Morinaga Milk Industry Co Ltd	2,023
377,552		Mowi ASA	9,612
127,372		Muyuan Foodstuff Co Ltd	1,198
4,713		Nagatanien Co Ltd	91
123,000		Namchow Chemical Industrial Ltd	226
40,159	*	National Agriculture Development Co	431
13,316		National Beverage Corp	629
36,049	*	Naturecell Co Ltd	969
26,388		Nestle India Ltd	6,266
30,114		Nestle Malaysia BHD	967
3,454,668		Nestle S.A.	430,614
132,105	*	New Hope Liuhe Co Ltd	300
129,561	*	NewAge, Inc	289
117,392		Nichirei Corp	3,087
52,097		Nippon Flour Mills Co Ltd	736
49,732		Nippon Meat Packers, Inc	1,933
280,159		Nippon Suisan Kaisha Ltd	1,336
25,522		Nisshin Oillio Group Ltd	706
162,978		Nisshin Seifun Group, Inc	2,389
40,978		Nissin Food Products Co Ltd	2,951
361,568	e	Nissin Foods Co Ltd	277
2,516		Nong Shim Co Ltd	700
389,600	e,g	Nongfu Spring Co Ltd	1,953
14,854		Norway Royal Salmon ASA	297
67,373	e	Oceana Group Ltd	309
109,345		Origin Enterprises plc	427
14,752		Orion Corp	223
9,929		Orion Corp/Republic of Korea	1,045
6,881		Orior AG.	622
644,699		Orkla ASA	6,570
462,717		Osotspa PCL	546
1,327		Ottogi Corp	641
3,063,243		PepsiCo, Inc	453,881
343,576		Pernod-Ricard S.A.	76,364
373		Philip Morris CR	248
3,252,615		Philip Morris International, Inc	322,367
69,810	*	Pilgrim’s Pride Corp	1,548
10,787	*	Post Holdings, Inc	1,170
274,041		PPB Group BHD	1,208
620,032	*	Premier Foods plc	940
39,908	e	Premium Brands Holdings Corp	4,054
74,438		Prima Meat Packers Ltd	2,013
309,543		Primo Water Corp	5,179
154,902		Primo Water Corp (Toronto)	2,592
386,200		PT Astra Agro Lestari Tbk	203
6,585,318		PT Charoen Pokphand Indonesia Tbk	2,842
233,984	*	PT Gudang Garam Tbk	714
1,710,509		PT Indofood Sukses Makmur Tbk	729
2,240,900		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	159
7,186		Pulmuone Co Ltd	130
18,043		Qianhe Condiment and Food Co Ltd	73
623,200		QL Resources BHD	848
414,100		R&B Food Supply PCL	286
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,349		Radico Khaitan Ltd	$607
38,811		Remy Cointreau S.A.	8,015
27,800		Riken Vitamin Co Ltd	390
130,813	*,e	RLX Technology, Inc (ADR)	1,142
95,222	e	Rogers Sugar, Inc	444
26,548		Ros Agro plc (ADR)	366
6,818		Ros Agro plc (ADR)	94
91,595		Royal Unibrew A.S.	11,671
19,994		S Foods, Inc	592
578,773		Saigon Beer Alcohol Beverage Corp	4,254
30,555		Sakata Seed Corp	1,003
58,423		Salmar ASA	3,879
1,661		Samlip General Foods Co Ltd	128
2,524		Samyang Corp	142
3,278		Samyang Foods Co Ltd	264
2,587		Samyang Holdings Corp	254
83,374		Sanderson Farms, Inc	15,672
138,507		Sao Martinho S.A.	1,006
63,486	e	Sapporo Holdings Ltd	1,324
232,948		Saputo, Inc	6,947
14,006	*	Saudi Fisheries Co	229
13,521		Saudia Dairy & Foodstuff Co	651
113,703		Savola Group	1,309
53,509		Scandi Standard AB	358
148,263	g	Scandinavian Tobacco Group A.S.	3,029
13,107		Schouw & Co	1,439
344		Seaboard Corp	1,331
129,007		Select Harvests Ltd	653
10,623	*	Seneca Foods Corp	543
18,029		Shanghai Bairun Investment Holding Group Co Ltd	264
22,316	*	Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,544
18,987	e	Showa Sangyo Co Ltd	511
10,601		Sichuan Swellfun Co Ltd	207
687,478		Sime Darby Plantation BHD	660
111,036	*	Simply Good Foods Co	4,054
71,539		SLC Agricola S.A.	738
743,171	g	Smoore International Holdings Ltd	4,114
348,000		Standard Foods Corp	676
14,000		Starzen Co Ltd	265
94,626		Strauss Group Ltd	2,649
77,444		Suedzucker AG.	1,240
75,027	*,e	SunOpta, Inc	918
41,323	e	Suntory Beverage & Food Ltd	1,558
4,117,955		Swedish Match AB	35,118
89,081	*,e	Synlait Milk Ltd	227
126,000	*	Taisun Enterprise Co Ltd	133
365,000	*	Taiwan TEA Corp	288
144,703		Takara Holdings, Inc	1,805
376,200		Taokaenoi Food & Marketing PCL	90
228,230	e	Tassal Group Ltd	612
254,260		Tata Tea Ltd	2,583
479,888		Tate & Lyle plc	4,908
25,802	*,e	Tattooed Chef, Inc	553
1,404,703		Thai Union Group PCL	868
337,269		Thai Vegetable Oil PCL (Foreign)	345
847,400		Thaifoods Group PCL	131
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,266,116	*	Three Squirrels, Inc	$9,278
297,881		Three Squirrels, Inc	2,183
74,295	e	Tiger Brands Ltd	1,087
861,301		Tingyi Cayman Islands Holding Corp	1,720
25,785		Toly Bread Co Ltd	124
116,339		Tongwei Co Ltd	778
21,188	e	Tootsie Roll Industries, Inc	719
49,816		Toyo Suisan Kaisha Ltd	1,920
614,909		Treasury Wine Estates Ltd	5,384
70,102	*	TreeHouse Foods, Inc	3,121
415,471	*	Tsingtao Brewery Co Ltd	4,468
20,393	*	Tsingtao Brewery Co Ltd (Class A)	365
31,000		Ttet Union Corp	184
7,928		Turning Point Brands, Inc	363
63,983		Tyson Foods, Inc (Class A)	4,719
132,125		Ulker Biskuvi Sanayi AS	315
619,616		Uni-President China Holdings Ltd	684
3,097,384		Uni-President Enterprises Corp	8,134
304,310		United Malt Grp Ltd	1,022
99,100		United Plantations BHD	327
130,468	*	United Spirits Ltd	1,163
32,111	e	Universal Corp	1,829
372,830		Universal Robina	1,104
266,457	e	Utz Brands, Inc	5,806
119,836		Varun Beverages Ltd	1,177
179,200		Vector Group Ltd	2,534
72,788	*,e	Village Farms International, Inc	780
5,681		Vilmorin & Cie	378
367,309		Vina Concha y Toro S.A.	648
70,492		Viscofan S.A.	4,914
175,088	*,e	Vital Farms, Inc	3,495
770,000	e	Vitasoy International Holdings Ltd	2,859
2,179,694		Want Want China Holdings Ltd	1,543
212,561		Wei Chuan Food Corp	163
195,670		Wens Foodstuffs Group Co Ltd	435
7,455,000	g	WH Group Ltd	6,692
50,419	*	Whole Earth Brands, Inc	731
1,132,942		Wilmar International Ltd	3,798
356,139	*	Wuliangye Yibin Co Ltd	16,389
103,325		Yakult Honsha Co Ltd	5,851
164,200	e	Yamazaki Baking Co Ltd	2,318
449,407	e	Yihai International Holding Ltd	3,018
68,000		Yihai Kerry Arawana Holdings Co Ltd	892
37,117	*	Yuan Longping High-tech Agriculture Co Ltd	92
19,800	*,e	Yukiguni Maitake Co Ltd	301
654,500	e,g	Zhou Hei Ya International Holdings Co Ltd	784
10,862	*	Zydus Wellness Ltd	307
		TOTAL FOOD, BEVERAGE & TOBACCO	4,250,145

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
204,890	*	1Life Healthcare, Inc	6,774
2,631,116		Abbott Laboratories	305,025
24,857	*	Abiomed, Inc	7,758
192,668	*	Acadia Healthcare Co, Inc	12,090
185,639	*,e	Accelerate Diagnostics, Inc	1,496
42,832	*,e	Accolade, Inc	2,326
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,851	*	Accuray, Inc	$478
7,383	*,e	Acutus Medical, Inc	125
164,308	*	AdaptHealth Corp	4,504
19,516	*	Addus HomeCare Corp	1,703
190,324		Advanced Medical Solutions Group plc	748
152,245	*	AGFA-Gevaert NV	708
79,473	*	Agiliti, Inc	1,738
14,399	*	agilon health, Inc	584
1,085,983		Aier Eye Hospital Group Co Ltd	11,905
402,000	e,g	AK Medical Holdings Ltd	709
48,196		Al Hammadi Co for Development and Investment	509
1,177,693		Alcon, Inc	82,600
186,700		Alfresa Holdings Corp	2,789
3,585,829	*,e	Alibaba Health Information Technology Ltd	7,943
237,022	*	Align Technology, Inc	144,820
14,534	*,e	Alignment Healthcare, Inc	340
189,975	*	Allscripts Healthcare Solutions, Inc	3,516
297,817	*	Alphatec Holdings Inc	4,563
72,944	e,g	Ambea AB	543
144,804		Ambu A.S.	5,572
47,234	*	Amedisys, Inc	11,569
330,990	*,e	American Well Corp	4,164
156,217		AmerisourceBergen Corp	17,885
125,111	*	AMN Healthcare Services, Inc	12,133
355,832		Amplifon S.p.A.	17,594
12,810	e	Andlauer Healthcare Group, Inc	379
66,982	*	Angiodynamics, Inc	1,817
300,919		Ansell Ltd	9,816
825,559		Anthem, Inc	315,198
84,748		Apollo Hospitals Enterprise Ltd	4,130
28,100	*,e	Apollo Medical Holdings, Inc	1,765
15,536	*	Apria, Inc	435
17,258	*	Apyx Medical Corp	178
373,243		Arjo AB	3,847
15,172		As One Corp	1,980
178,040		Asahi Intecc Co Ltd	4,257
28,786	*	Ascom Holding AG.	476
466,702	*	Asensus Surgical, Inc	1,479
43,617	*,e	Aspira Women’s Health, Inc	245
92,154	*,g	Aster DM Healthcare Ltd	191
186,519	*	AtriCure, Inc	14,797
731		Atrion Corp	454
103,575	*,g	Attendo AB	474
445,304		Australian Pharmaceutical Industries Ltd	372
15,368		Autobio Diagnostics Co Ltd	180
171,721	*	Avanos Medical, Inc	6,246
136,566	*	Aveanna Healthcare Holdings, Inc	1,689
31,600	*	AxoGen, Inc	683
192,419	*,e	Axonics Modulation Technologies, Inc	12,201
18,869	*,e	Bactiguard Holding AB	388
1,098,856		Bangkok Chain Hospital PCL	796
4,033,471		Bangkok Dusit Medical Services PCL (Foreign)	2,897
1,248,407		Baxter International, Inc	100,497
77,825		Becton Dickinson & Co	18,926
68,500	*,e	Beijing Chunlizhengda Medical Instruments Co Ltd	230
7,106	*,e	Biodesix, Inc	94
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

154,180	*,e	BioLife Solutions Inc	$6,863
50,368		BioMerieux	5,852
9,886	*	Bioventus, Inc	174
23,345		BML, Inc	795
11,658		Boditech Med, Inc	236
5,003,483	*	Boston Scientific Corp	213,949
247,481	*	Brookdale Senior Living, Inc	1,955
200,338		Bumrungrad Hospital PCL (Foreign)	804
394,948	*,e	Butterfly Network, Inc	5,719
335,169		Cardinal Health, Inc	19,135
21,921	*	Cardiovascular Systems, Inc	935
79,165		Carl Zeiss Meditec AG.	15,303
19,940	*	Castle Biosciences, Inc	1,462
160,175	*	Castlight Health, Inc	421
15,169		Cellavision AB	653
35,347	*	Celltrion Healthcare Co Ltd	3,632
1,150,648	*	Centene Corp	83,917
346,113		Cerner Corp	27,052
47,668	*,e	Certara, Inc	1,350
91,955	*	Cerus Corp	543
32,409	*	Chabiotech Co Ltd	827
267,445	*	Change Healthcare, Inc	6,162
17,669		Chemed Corp	8,384
13,392		China National Medicines Corp Ltd	69
634,500		China Resources Phoenix Healthcare Holdings Co Ltd	771
3,667,974		Chularat Hospital PCL	456
1,515,405		Cigna Corp	359,257
9,969	*	ClearPoint Neuro, Inc	190
870,874	*	Cleopatra Hospital	257
356,000		C-Mer Eye Care Holdings Ltd	457
172,948		Cochlear Ltd	32,630
52,230		Coloplast AS	8,575
7,490		Coltene Holding AG.	1,016
324,446	*	Community Health Systems, Inc	5,009
27,384		CompuGroup Medical SE & Co KgaA	2,145
20,377	e	Computer Programs & Systems, Inc	677
54,205		Conmed Corp	7,449
1,639,275	g	ConvaTec Group plc	5,456
286,161		Cooper Cos, Inc	113,397
5,069	*	Corvel Corp	681
243,764	*	Covetrus, Inc	6,582
26,947		Craneware plc	794
111,762	*	Cross Country Healthcare, Inc	1,845
23,399	*,e	CryoLife, Inc	665
60,681	*,e	CryoPort, Inc	3,829
43,869	*	Cutera, Inc	2,151
107,214	*	CVS Group plc	3,592
1,749,290		CVS Health Corp	145,961
126,031	*,e	CYBERDYNE, Inc	556
23,856	*,e	CytoSorbents Corp	180
22,932		Dallah Healthcare Co	485
1,418,120		Danaher Corp	380,567
18,151	*,e	DarioHealth Corp	388
85,547	*	DaVita, Inc	10,302
10,947	*	Demant A.S.	617
400,000	*,e	dentalcorp Holdings Ltd	5,311
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,075		Dentium Co Ltd	$292
304,235		Dentsply Sirona, Inc	19,246
521,736	*	DexCom, Inc	222,781
21,629		DiaSorin S.p.A.	4,093
9,090	*	DIO Corp	334
25,042	g	Dr Lal PathLabs Ltd	1,104
46,097		Dr Sulaiman Al Habib Medical Services Group Co	2,011
19,519		Draegerwerk AG.	1,847
4,081		Draegerwerk AG. & Co KGaA	380
103,980	*,e	Eargo, Inc	4,150
45,573		Eckert & Ziegler Strahlen- und Medizintechnik AG.	5,212
357,531	*	Edwards Lifesciences Corp	37,029
29,700		Eiken Chemical Co Ltd	574
12,093		El.En. S.p.A	624
222,138		Elan Corp	2,558
376,864	e	Elekta AB (B Shares)	5,464
37,200		EM Systems Co Ltd	291
58,152		EMIS Group plc	925
149,297		Encompass Health Corp	11,650
66,231		Ensign Group, Inc	5,740
1,154,964	*	Envista Holdings Corp	49,906
5,604	*	Eoflow Co Ltd	272
65,425	*	Establishment Labs Holdings, Inc	5,714
270,276	*	Evolent Health, Inc	5,708
13,592	*,e	Exagen, Inc	204
80,576	e	Extendicare, Inc	553
79,441		Fagron NV	1,775
756,051		Fisher & Paykel Healthcare Corp	16,447
158,106		Fleury S.A.	824
9,616	*	Forian, Inc	121
342,887	*	Fortis Healthcare Ltd	1,124
234,392		Fresenius Medical Care AG.	19,477
194,145		Fresenius SE	10,132
25,206	*,e	Fulgent Genetics, Inc	2,325
50,572	g	Galenica AG.	3,570
756,175	g	Genertec Universal Medical Group Company Limited	739
400,771		Getinge AB (B Shares)	15,118
504,150		Ginko International Co Ltd	4,817
24,799	*,e	Glaukos Corp	2,104
51,995	*	Globus Medical, Inc	4,031
146,350		GN Store Nord	12,798
219,283	*,e	GoodRx Holdings, Inc	7,896
11,438		Guangzhou Kingmed Diagnostics Group Co Ltd	283
11,099		Guangzhou Wondfo Biotech Co Ltd	111
576,823	*	Guardant Health, Inc	71,636
6,455		Guerbet	228
90,320	g	GVS S.p.A	1,480
41,127	*	Haemonetics Corp	2,741
18,048	*	Hanger Inc	456
454,066	g	Hapvida Participacoes e Investimentos S.A.	1,407
3,339,382		Hartalega Holdings BHD	5,912
697,246		HCA Healthcare, Inc	144,149
561,896		Healius Ltd	1,950
102,249	*,e	Health Catalyst, Inc	5,676
129,604	*	HealthEquity, Inc	10,431
43,958	*	HealthStream, Inc	1,228
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,315	*	Henry Schein, Inc	$12,042
23,582	*,e	Heska Corp	5,418
52,836		Hill-Rom Holdings, Inc	6,002
62,110	*	HLB Life Science CO Ltd	550
20,709	e	HLS Therapeutics, Inc	283
24,400		Hogy Medical Co Ltd	750
180,184	*	Hologic, Inc	12,022
533,573	*	Hoya Corp	70,576
38,478		Huadong Medicine Co Ltd	273
383,292		Humana, Inc	169,691
10,721	*	iCAD, Inc	186
3,472	*	ICU Medical, Inc	715
174,657	*	IDEXX Laboratories, Inc	110,305
704,989		IHH Healthcare BHD	929
120,412	*	Inari Medical, Inc	11,232
25,009	*,e	InfuSystem Holdings, Inc	520
24,640	*	Inmode Ltd	2,333
17,631	*	Innovage Holding Corp	376
10,586	*	Inogen, Inc	690
460,643	*,e	Inovalon Holdings, Inc	15,699
24,803	*	Inspire Medical Systems, Inc	4,793
42,583		Instituto Hermes Pardini S.A.	180
93,561	*	Insulet Corp	25,683
7,556		Intco Medical Technology Co Ltd	146
64,638	*	Integer Holding Corp	6,089
12,531	*	Integra LifeSciences Holdings Corp	855
192,760		Integral Diagnostics Ltd	751
114,142	*	Intersect ENT, Inc	1,951
186,624	*	Intuitive Surgical, Inc	171,627
49,088	*,e	Invacare Corp	396
16,738	e	Ion Beam Applications	331
13,851	*	iRadimed Corp	407
24,948	*	iRhythm Technologies, Inc	1,655
600,000		IVD Medical Holding Ltd	259
29,694		Jafron Biomedical Co Ltd	396
63,300		Japan Lifeline Co Ltd	770
16,200	e	Japan Medical Dynamic Marketing, Inc	318
37,688		Jeol Ltd	2,201
17,050		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	101
2,069,109	g	Jinxin Fertility Group Ltd	5,215
24,900	*	JMDC, Inc	1,243
36,844	*,e	Joint Corp	3,092
32,168		Jointown Pharmaceutical Group Co Ltd	76
253,500	e	Kangji Medical Holdings Ltd	421
1,067,870		Koninklijke Philips Electronics NV	53,003
75,143		Korian-Medica	2,778
497,849		Kossan Rubber Industries	386
1,515,128		KPJ Healthcare BHD	369
115,588	*	Laboratory Corp of America Holdings	31,885
449,508	*	Lantheus Holdings, Inc	12,424
5,499		Le Noble Age	346
9,724		LeMaitre Vascular, Inc	593
23,113		Lepu Medical Technology Beijing Co Ltd	115
32,253	*	LHC Group, Inc	6,459
18,131,300	*	Life Healthcare Group Holdings Pte Ltd	28,848
2,896,000	*,e	Lifetech Scientific Corp	1,920
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,917	*	LivaNova plc	$6,049
174,716		M3, Inc	12,730
42,984	*,e	Magellan Health Services, Inc	4,049
78,663		Mani, Inc	1,804
30,074	*	Masimo Corp	7,291
227,590	*	Max Healthcare Institute Ltd	781
214,555		McKesson Corp	41,032
7,023	*,g	Medacta Group S.A.	923
4,706	*,g	Medartis Holding AG.	434
23,100	e	Medical Data Vision Co Ltd	458
101,291		Medicare Group	241
151,232		Mediceo Paltac Holdings Co Ltd	2,891
428,386	*	Mediclinic International plc	1,762
10,358	*	Medios AG.	413
10,965	*	Medipost Co Ltd	305
19,200	*,e	Medley, Inc	828
70,331	*	MEDNAX, Inc	2,120
77,200	*	MedPeer, Inc	3,061
442,300		Medtecs International Corp Ltd	282
5,198,834		Medtronic plc	645,331
87,508	*	Meinian Onehealth Healthcare Holdings Co Ltd	123
28,142		Menicon Co Ltd	1,971
2,506	*	Mercator Medical S.A.	172
187,075	*	Meridian Bioscience, Inc	4,149
43,561	*,e	Merit Medical Systems, Inc	2,817
6,627		Mesa Laboratories, Inc	1,797
217		Metall Zug AG.(B Shares)	488
8,566,500	*	Metro Healthcare Indonesia TBK PT	207
19,258	g	Metropolis Healthcare Ltd	735
968,195		Microport Scientific Corp	8,689
31,146	*	Middle East Healthcare Co	325
54,200	*	Miraca Holdings, Inc	1,399
23,515	*,e	Misonix Inc	522
60,334	*,g	MLP Saglik Hizmetleri AS.	154
41,531	*	ModivCare, Inc	7,063
101,723	*	Molina Healthcare, Inc	25,742
41,874		Mouwasat Medical Services Co	2,013
493,075	*,e	Multiplan Corp	4,694
22,736		Nagaileben Co Ltd	548
76,122		Nakanishi, Inc	1,667
257,944	*	Nanosonics Ltd	1,135
32,942	*,e	Nano-X Imaging Ltd	1,056
69,636	*,e	NantHealth, Inc	162
54,229	*	Narayana Hrudayalaya Ltd	360
16,471		National Healthcare Corp	1,151
16,231		National Medical Care Co	294
7,390		National Research Corp	339
76,675	*	Natus Medical, Inc	1,992
228,924	*	Neogen Corp	10,540
813,298	*	Network Healthcare Holdings Ltd	811
1,518		Neuca S.A.	314
15,168	*	Neuronetics, Inc	243
3,690	*,e	NeuroPace, Inc	88
301,966	*	Nevro Corp	50,063
74,157	*,e	NextGen Healthcare, Inc	1,230
79,277		Nihon Kohden Corp	2,262
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

137,552		Nipro Corp	$1,625
159,379	*,†	NMC Health plc	2
14,098	g	NNIT A.S.	279
218,150		Notre Dame Intermedica Participacoes S.A.	3,725
143,501	*	Novocure Ltd	31,831
101,665	*	NuVasive, Inc	6,891
458,949	*	Oak Street Health, Inc	26,881
634,420		Oceania Healthcare Ltd	660
192,475		Odontoprev S.A.	504
1,106,938		Olympus Corp	22,018
90,764	*	Omnicell, Inc	13,746
4,285	*,e	Ontrak, Inc	139
17,703	*	OptimizeRx Corp	1,096
726,564	*	Option Care Health, Inc	15,890
92,125	*	OraSure Technologies, Inc	934
130,251	e	Oriola-KD Oyj (B Shares)	284
73,061		Orpea	9,302
251,935	*	Ortho Clinical Diagnostics Holdings plc	5,394
71,220	*,e	Orthofix Medical Inc	2,857
7,396	*,e	OrthoPediatrics Corp	467
34,333		Osstem Implant Co Ltd	3,467
186,068	*	Outset Medical, Inc	9,300
89,626		Ovctek China, Inc	1,434
200,177	e	Owens & Minor, Inc	8,474
35,544		Paramount Bed Holdings Co Ltd	633
313,493		Patterson Cos, Inc	9,527
621,163	*	PAVmed, Inc	3,975
22,000		Pegavision Corp	477
137,000	*,g	Peijia Medical Ltd	638
21,048	*,e	Pennant Group, Inc	861
22,524	*	Penumbra, Inc	6,173
74,774	*,e	PetIQ, Inc	2,886
5,175		Pharmagest Inter@ctive	570
131,831	*,e	Phreesia, Inc	8,081
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
194,659	*,e,g	Ping An Healthcare and Technology Co Ltd	2,425
18,244	*	Poly Medicure Ltd	250
590,586	*,e	PolyNovo Ltd	1,250
134,363		Premier, Inc	4,674
158,602	*,e	Privia Health Group, Inc	7,037
49,428		Pro Medicus Ltd	2,177
87,230	*,e	Progyny, Inc	5,147
31,747	*,e	Pulmonx Corp	1,401
7,878	*,e	Pulse Biosciences, Inc	129
183,063		Qualicorp S.A.	1,064
169,003		Quest Diagnostics, Inc	22,303
8,097	*	Quidel Corp	1,037
40,899	*,e	Quotient Ltd	149
679,941	*,e	R1 RCM, Inc	15,122
64,691	*	RadNet, Inc	2,179
1,066,399		Raffles Medical Group Ltd	936
155,582		Ramsay Health Care Ltd	7,340
190,800	g	Rede D’Or Sao Luiz S.A.	2,648
46,536	*	Renalytix AI plc	696
40,930		Resmed, Inc	10,090
14,057	*,e	Retractable Technologies, Inc	163
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,845		Revenio Group Oyj	$1,807
515,600		Riverstone Holdings Ltd	472
211,292		Ryman Healthcare Ltd	1,939
26,937		Sartorius AG.	14,021
31,761		Saudi Chemical Co	347
55,252	*	Schrodinger, Inc	4,178
30,912	*	SeaSpine Holdings Corp	634
73,157	*,e	Sedana Medical AB	610
497,173		Select Medical Holdings Corp	21,011
843,524	*,e	Senseonics Holdings, Inc	3,239
10,707		Shandong Pharmaceutical Glass Co Ltd	56
1,058,682		Shandong Weigao Group Medical Polymer Co Ltd	2,469
25,541		Shanghai Kindly Medical Instruments Co Ltd	126
46,232		Shanghai Pharmaceuticals Holding Co Ltd	151
629,627		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,375
19,094	*,e	Sharps Compliance Corp	197
202,634		Shenzhen Mindray Bio-Medical Electronics Co Ltd	15,026
82,636		Ship Healthcare Holdings, Inc	1,931
68,502	*	Shockwave Medical Inc	12,997
65,392	*	SI-BONE, Inc	2,058
432,830	g	Siemens Healthineers AG.	26,538
67,749	e	Sienna Senior Living, Inc	899
43,944	*,e	Sientra, Inc	350
1,016,691		Sigma Healthcare Ltd	454
32,546	*,e	Signify Health, Inc	990
59,051	*,e	Silk Road Medical Inc	2,826
8,383	e	Simulations Plus, Inc	460
596,987		Sinopharm Group Co	1,771
457,333	*,e	SmileDirectClub, Inc	3,970
1,226,009		Smith & Nephew plc	26,589
29,589	*	SOC Telemed, Inc	168
1,300		Software Service, Inc	122
49,800		Solasto Corp	631
5,915	*,e	Soliton Inc	133
908,587		Sonic Healthcare Ltd	26,181
57,421		Sonova Holdings AG	21,628
271,185	*,g	Spire Healthcare Group plc	924
389,100		Sri Trang Gloves Thailand PCL	507
37,000		St. Shine Optical Co Ltd	454
58,616	*	Staar Surgical Co	8,939
130,717	*	Stereotaxis, Inc	1,260
114,586		STERIS plc	23,639
7,707		STRATEC Biomedical AG.	1,077
13,644		Straumann Holding AG.	21,763
298,441		Stryker Corp	77,514
4,634		Suheung Capsule Co Ltd	227
227,044		Summerset Group Holdings Ltd	2,128
599,060		Supermax Corp BHD	476
39,883	*	Surgery Partners, Inc	2,657
9,353	*	SurModics, Inc	507
86,100		Suzuken Co Ltd	2,524
642,813		Sysmex Corp	76,260
11,757	*,e	Tabula Rasa HealthCare, Inc	588
110,955	*	Tactile Systems Technology, Inc	5,770
40,000		TaiDoc Technology Corp	327
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,027	e	Taiko Pharmaceutical Co Ltd	$248
18,229	*	Talis Biomedical Corp	201
149,998	*	Tandem Diabetes Care, Inc	14,610
130,673	*,e	Teladoc, Inc	21,730
58,877		Teleflex, Inc	23,656
298,999	*	Tenet Healthcare Corp	20,030
448,556		Terumo Corp	18,168
399,311		Thonburi Healthcare Group PCL	346
14,164	g	Thyrocare Technologies Ltd	250
39,531	*	Tivity Health, Inc	1,040
149,230		Toho Pharmaceutical Co Ltd	2,406
20,409		Tokai Corp (GIFU)	447
2,271,986		Top Glove Corp BHD	2,282
14,480	*	Topchoice Medical Corp	919
49,666	*	Transmedics Group, Inc	1,648
5,794	*,e	Treace Medical Concepts, Inc	181
31,633	*,e	Triple-S Management Corp (Class B)	704
230,380		Uniphar plc	932
879,874		United Drug plc	13,011
2,298,199		UnitedHealth Group, Inc	920,291
79,144		Universal Health Services, Inc (Class B)	11,589
28,000		Universal Vision Biotechnology Co Ltd	347
6,977		US Physical Therapy, Inc	808
5,759		Utah Medical Products, Inc	490
6,477		Value Added Technologies Co Ltd	215
19,089	*,e	Vapotherm, Inc	451
145,112	*	Varex Imaging Corp	3,892
233,793	*	Veeva Systems, Inc	72,698
196,500	*,e,g	Venus MedTech Hangzhou, Inc	1,637
45,650	*,e	Viemed Healthcare, Inc	326
6,352		Vieworks Co Ltd	211
583,331	*	ViewRay, Inc	3,850
17,911	*	Vocera Communications, Inc	714
132,116	*,e	Well Health Technologies Corp	936
331,095		West Pharmaceutical Services, Inc	118,896
43,672		Winning Health Technology Group Co Ltd	110
169,900	*	Xvivo Perfusion AB	6,948
3,336	e	Ypsomed Holding AG.	520
2,080,760		Zimmer Biomet Holdings, Inc	334,628
9,365	*,e	Zynex Inc	145
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,406,834

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
9,150		Aekyung Industrial Co Ltd	223
330,818		Amorepacific Corp	74,013
68,570		Bajaj Corp Ltd	264
251,366	*	Beauty Health Co	4,223
125,595		Beiersdorf AG.	15,160
244,896	*	BellRing Brands, Inc	7,675
5,499,000	*,†,e	Best World International Ltd	2,781
15,343		Blackmores Ltd	845
301,047		BWX Ltd	1,228
45,297		By-health Co Ltd	230
39,940		C&S Paper Co Ltd	170
52,700	*	Central Garden & Pet Co	2,789
180,716	*	Central Garden and Pet Co (Class A)	8,729
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,000		Chlitina Holding Ltd	$281
36,742		Church & Dwight Co, Inc	3,131
437,217		Clorox Co	78,660
1,025,668		Colgate-Palmolive Co	83,438
50,183		Colgate-Palmolive India Ltd	1,139
6,514	*	Cosmax, Inc	758
49,024	*,e	Coty, Inc	458
260,107		Dabur India Ltd	1,992
14,830		Earth Chemical Co Ltd	862
73,614	e	Edgewell Personal Care Co	3,232
697,837	*	elf Beauty, Inc	18,939
166,103		Emami Ltd	1,253
135,995		Energizer Holdings, Inc	5,845
395,598		Essity AB	13,122
984,976		Estee Lauder Cos (Class A)	313,301
108,700	*,e	Euglena Co Ltd	893
81,584		Fancl Corp	2,648
5,494		Gillette India Ltd	420
159,153	*	Godrej Consumer Products Ltd	1,865
94,000	*	Grape King Industrial Co	582
277,636		Hengan International Group Co Ltd	1,858
140,287		Henkel KGaA	12,919
186,941		Henkel KGaA (Preference)	19,744
22,570	*	Herbalife Nutrition Ltd	1,190
934,053		Hindustan Lever Ltd	31,091
19,372	*	Honest Co, Inc	314
25,121	*	Hyundai Bioscience Co Ltd	809
4,492,104		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	220
17,854		Inter Parfums S.A.	1,160
15,670		Inter Parfums, Inc	1,128
40,602	g	Jamieson Wellness, Inc	1,107
125,255	*	Jyothy Laboratories Ltd	261
421,069	e	Kao Corp	25,963
111,097		Kimberly-Clark Corp	14,863
1,290,618	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,290
71,490		Kitanotatsujin Corp	317
5,560		Kobayashi Pharmaceutical Co Ltd	475
8,916		Kolmar BNH Co Ltd	396
10,936		Kolmar Korea Co Ltd	563
7,527		Korea Kolmar Holdings Co Ltd	203
14,968		Kose Corp	2,351
9,013		LG Household & Health Care Ltd	14,102
864		LG Household & Health Care Ltd (Preference)	587
132,350		Lion Corp	2,243
331,598		L’Oreal S.A.	148,090
40,572		Mandom Corp	756
231,953		Marico Ltd	1,657
33,054		Medifast, Inc	9,354
208,000	*	Microbio Co Ltd	460
23,998		Milbon Co Ltd	1,356
769,664	*	Natura & Co Holding S.A.	8,780
20,605		Nature’s Sunshine Products, Inc	358
16,800		Noevir Holdings Co Ltd	853
86,853		Nu Skin Enterprises, Inc (Class A)	4,920
7,787		Oil-Dri Corp of America	266
67,456	*,e	Ontex Group NV	840
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,739		Pacific Corp	$5,558
63,261	e	Pigeon Corp	1,784
106,065	e	Pola Orbis Holdings, Inc	2,797
3,000	*,e	Premier Anti-Aging Co Ltd	389
4,385,878		Procter & Gamble Co	591,787
4,198		Proya Cosmetics Co Ltd	128
3,195,810		PT Unilever Indonesia Tbk	1,091
496,985		PZ Cussons plc	1,685
906,927		Reckitt Benckiser Group plc	80,127
10,771	*,e	Revlon, Inc (Class A)	138
65,230		Reynolds Consumer Products, Inc	1,980
98,145		Rohto Pharmaceutical Co Ltd	2,638
39,202		Sarantis S.A.	414
17,953		Shanghai Jahwa United Co Ltd	167
7,000	*,e	Shinnihonseiyaku Co Ltd	141
602,526		Shiseido Co Ltd	44,442
330,133		Spectrum Brands Holdings, Inc	28,075
5,100		ST Corp	79
82,128		TCI Co Ltd	758
294,599		Uni-Charm Corp	11,867
2,670,059		Unilever plc	156,021
234,403		Unilever plc	13,721
49,922	*	USANA Health Sciences, Inc	5,114
395,571	*,e	Veru, Inc	3,192
150,536	e	Vinda International Holdings Ltd	463
7,395		WD-40 Co	1,895
34,100	e	YA-MAN Ltd	458
47	*,e	Yatsen Holding Ltd (ADR)	0	^
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,921,902

INSURANCE - 2.1%
19,660		Admiral Group plc	855
180,276		Aegon NV	750
945,284		Aflac, Inc	50,724
55,477	e	Ageas	3,083
13,212,322		AIA Group Ltd	163,906
16,606	*	Al Rajhi Co for Co-operative Insurance	409
20,192	*	Alleghany Corp	13,469
345,471		Allianz AG.	86,215
594,587		Allstate Corp	77,558
141,907		Alm Brand AS	1,029
60,737	*	AMBAC Financial Group, Inc	951
207,610		American Equity Investment Life Holding Co	6,710
126,230		American Financial Group, Inc	15,743
2,731,759		American International Group, Inc	130,032
18,780		American National Group, Inc	2,790
25,266		Amerisafe, Inc	1,508
268,073		Anadolu Sigorta	188
73,200	*	Anicom Holdings, Inc	587
337,224		Aon plc	80,516
520,323	*	Arch Capital Group Ltd	20,261
42,544	e	Argo Group International Holdings Ltd	2,205
265,142		Arthur J. Gallagher & Co	37,141
144,181		ASR Nederland NV	5,583
940,189		Assicurazioni Generali S.p.A.	18,876
81,667		Assurant, Inc	12,755
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,082		Assured Guaranty Ltd	$5,037
276,704	*	Athene Holding Ltd	18,678
76,718		AUB Group Ltd	1,286
4,788,722		Aviva plc	26,884
1,367,085		AXA S.A.	34,713
112,140		Axis Capital Holdings Ltd	5,496
19,000		Baloise Holding AG.	2,967
398,300		Bangkok Life Assurance PCL	364
632,046		BB Seguridade Participacoes S.A.	2,935
2,299,994	*	Beazley plc	10,576
245,852	*,e	Bright Health Group, Inc	4,219
120,742	*	Brighthouse Financial, Inc	5,499
419,551		Brown & Brown, Inc	22,295
95,530	*	BRP Group, Inc	2,546
21,934		Bupa Arabia for Cooperative Insurance Co	726
7,055,807		Cathay Financial Holding Co Ltd	13,642
5,728,625		China Development Financial Holding Corp	2,702
1,570,932		China Insurance International Holdings Co Ltd	2,612
6,648,790		China Life Insurance Co Ltd	13,182
164,575		China Life Insurance Co Ltd (Class A)	862
1,624,437		China Life Insurance Co Ltd (Taiwan)	1,536
403,300		China Pacific Insurance Group Co Ltd	1,806
2,393,409		China Pacific Insurance Group Co Ltd (Hong Kong)	7,518
1,404,510		Chubb Ltd	223,233
199,794		Cincinnati Financial Corp	23,300
67,860	*,e	Citizens, Inc (Class A)	359
64,005	*	Clal Insurance	1,271
35,847		CNA Financial Corp	1,631
17,328		CNP Assurances	295
24,866		Co for Cooperative Insurance	549
177,821		Conseco, Inc	4,200
3,630,000	*,†,e	Convoy Global Holdings Ltd	5
35,585		Crawford & Co	323
778,462		Dai-ichi Mutual Life Insurance Co	14,323
138,877		Direct Line Insurance Group plc	548
179,159	*	Discovery Holdings Ltd	1,584
22,441		Donegal Group, Inc (Class A)	327
44,259		Dongbu Insurance Co Ltd	2,155
27,614	*	eHealth, Inc	1,613
38,509		Employers Holdings, Inc	1,648
18,539	*	Enstar Group Ltd	4,429
36,579		Erie Indemnity Co (Class A)	7,073
56,750		Everest Re Group Ltd	14,302
28,074		Fairfax Financial Holdings Ltd	12,311
33,726	e	Fanhua, Inc (ADR)	509
353,727		Fidelity National Financial Inc	15,373
182,150		First American Financial Corp	11,357
6,146,613		Fubon Financial Holding Co Ltd	16,295
682,360	*	Genworth Financial, Inc (Class A)	2,661
100,998		Gjensidige Forsikring BA	2,227
145,411		Globe Life, Inc	13,850
63,654	*	GoHealth, Inc	714
21,869		Goosehead Insurance, Inc	2,784
288,534		Great-West Lifeco, Inc	8,570
50,186	*,e	Greenlight Capital Re Ltd (Class A)	458
43,504		Grupo Catalana Occidente S.A.	1,679
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,605		Hannover Rueckversicherung AG.	$1,273
50,310	e	Hanover Insurance Group, Inc	6,824
1,205,436		Hanwha Life Insurance Co Ltd	4,032
110,577		Harel Insurance Investments & Finances Ltd	1,096
866,911		Hartford Financial Services Group, Inc	53,722
7,882	e	HCI Group, Inc	784
699,675	g	HDFC Life Insurance Co Ltd	6,468
38,273		Helvetia Holding AG.	4,121
106,529		Heritage Insurance Holdings, Inc	914
358,421	*	Hiscox Ltd	4,128
54,623		Horace Mann Educators Corp	2,044
581,449		Hubei Biocause Pharmaceutical Co Ltd	326
45,967		Hyundai Marine & Fire Insurance Co Ltd	1,041
110,953		iA Financial Corp, Inc	6,041
292,328	g	ICICI Lombard General Insurance Co Ltd	6,168
308,091	g	ICICI Prudential Life Insurance Co Ltd	2,542
5,274		IDI Insurance Co Ltd	176
6,072		Independence Holding Co	281
2,345,743		Insurance Australia Group Ltd	9,070
189,753		Intact Financial Corp	25,780
1,735		Investors Title Co	303
758,100		IRB Brasil Resseguros S	879
61,803	e	James River Group Holdings Ltd	2,319
1,418,700		Japan Post Holdings Co Ltd	11,653
215,900		Japan Post Insurance Co Ltd	3,995
1,076,860	*	Just Retirement Group plc	1,389
112,864		Kemper Corp	8,341
37,188		Kinsale Capital Group, Inc	6,127
59,853		Korean Reinsurance Co	524
260,313		Lancashire Holdings Ltd	2,208
4,666,425		Legal & General Group plc	16,648
46,503	*,e	Lemonade, Inc	5,088
106,050	*	Liberty Holdings Ltd	459
35,800	*	Lifenet Insurance Co	398
572,759		Lincoln National Corp	35,992
696,274	*	Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,459
300,297		Loews Corp	16,411
89,719	*,e	Maiden Holdings Ltd	302
2,010,628		Manulife Financial Corp (Toronto)	39,577
1,130,775		Mapfre S.A.	2,392
17,705	*	Markel Corp	21,011
1,658,215		Marsh & McLennan Cos, Inc	233,278
164,905	*	Max Financial Services Ltd	2,354
67,672	*,e	MBIA, Inc	744
2,616,217		Medibank Pvt Ltd	6,203
28,584		Menorah Mivtachim Holdings Ltd	566
373,918		Mercuries & Associates Holding Ltd	303
3,254,198	*	Mercuries Life Insurance Co Lt	1,090
60,580		Mercury General Corp	3,935
36,424		Meritz Fire & Marine Insurance Co Ltd	660
1,667,786		Metlife, Inc	99,817
49,751	*,e	MetroMile, Inc	455
315,414	*	Migdal Insurance Holdings Ltd	435
49,925		Mirae Asset Life Insurance Co Ltd	190
865,066		Momentum Metropolitan Holdings	1,181
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

305,726		MS&AD Insurance Group Holdings Inc	$8,839
14,202		Muenchener Rueckver AG.	3,892
3,439		National Western Life Group, Inc	772
145,965		New China Life Insurance Co Ltd	1,036
831,465		New China Life insurance Co Ltd (Hong Kong)	2,835
12,761	*	NI Holdings, Inc	243
486,679		nib holdings Ltd	2,375
237,599		NN Group NV	11,224
2,062,850		Old Mutual Ltd	1,950
382,257	e	Old Republic International Corp	9,522
13,237	*	Palomar Holdings, Inc	999
8,038,388		People’s Insurance Co Group of China Ltd	2,680
465,815		People’s Insurance Co Group of China Ltd (Class A)	427
518,386		Phoenix Group Holdings plc	4,853
149,436		Phoenix Holdings Ltd	1,397
6,381,556		PICC Property & Casualty Co Ltd	5,582
8,769,746		Ping An Insurance Group Co of China Ltd	85,728
2,754,714		Ping An Insurance Group Co of China Ltd (Class A)	27,382
408,820	g	Poste Italiane S.p.A	5,411
710,387	e	Power Corp Of Canada	22,453
257,624	*	Powszechny Zaklad Ubezpieczen S.A.	2,481
54,317		Primerica, Inc	8,318
359,309		Principal Financial Group	22,705
70,219		ProAssurance Corp	1,597
850,569		Progressive Corp	83,534
25,561	*	ProSight Global, Inc	326
59,793	e	Protector Forsikring ASA	575
1,513,378		Prudential Financial, Inc	155,076
1,996,988		Prudential plc	37,994
10,234,300	*	PT Panin Life Tbk	133
1,328,238	*	Qatar Insurance Co SAQ	906
1,409,195		QBE Insurance Group Ltd	11,372
142,354	e	Qualitas Controladora SAB de C.V.	664
287,277		Rand Merchant Investment Holdings Ltd	630
90,998		Reinsurance Group of America, Inc (Class A)	10,374
83,415		RenaissanceRe Holdings Ltd	12,414
24,230	e	RLI Corp	2,534
264,322	g	Sabre Insurance Group plc	933
35,166		Safety Insurance Group, Inc	2,753
402,038	*	Saga plc	2,216
295,236		Sampo Oyj (A Shares)	13,576
28,168		Samsung Fire & Marine Insurance Co Ltd	5,517
61,990		Samsung Life Insurance Co Ltd	4,399
803,509		Sanlam Ltd	3,453
34,989	*	Santam Ltd	636
395,414	g	SBI Life Insurance Co Ltd	5,370
15,938	*,e	SCOR SE	507
105,607	e	Selective Insurance Group, Inc	8,570
246,311	*	Selectquote, Inc	4,744
10,193,866		Shin Kong Financial Holding Co Ltd	3,485
185,564		Shinkong Insurance Co Ltd	267
112,260	*	SiriusPoint Ltd	1,130
121,192	*	Societa Cattolica di Assicurazioni SCRL	1,008
508,520		Sompo Holdings, Inc	18,835
23,238		State Auto Financial Corp	398
914,010		Steadfast Group Ltd	3,013
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,709		Stewart Information Services Corp	$2,081
464,326		Storebrand ASA	4,208
241,600		Sul America S.A.	1,689
606,311		Sun Life Financial, Inc	31,264
1,225,688		Suncorp-Metway Ltd	10,204
18,634		Swiss Life Holding	9,065
33,197		Swiss Re Ltd	2,998
227,100		Syarikat Takaful Malaysia BHD	238
520,365		T&D Holdings, Inc	6,753
47,434		Tiptree Inc	441
699,799		Tokio Marine Holdings, Inc	32,233
27,008		Tongyang Life Insurance Co Ltd	135
63,171		Topdanmark AS	3,287
103,124		TQM Corp PCL	391
335,208		Travelers Cos, Inc	50,184
24,187	*	Trean Insurance Group, Inc	365
9,386	*	Trisura Group Ltd	1,255
30,671	*,e	Trupanion, Inc	3,530
45,448		Tryg A.S.	1,116
391,742		Unipol Gruppo Finanziario S.p.A	2,136
132,559		Uniqa Versicherungen AG.	1,154
29,445		United Fire Group Inc	817
34,203		United Insurance Holdings Corp	195
36,451		Universal Insurance Holdings, Inc	506
283,193		Unum Group	8,043
41,704	e	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,145
256,224		W.R. Berkley Corp	19,071
25,455	*	Watford Holdings Ltd	891
6,897		White Mountains Insurance Group Ltd	7,918
174,493		Willis Towers Watson plc	40,137
29,089		Wuestenrot & Wuerttembergische AG.	666
464,105	*,e,g	ZhongAn Online P&C Insurance Co Ltd	2,624
50,385		Zurich Insurance Group AG	20,238
		TOTAL INSURANCE	2,878,419

MATERIALS - 4.4%
150,856		Aarti Industries	1,772
158,208		Acerinox S.A.	1,916
77,238		ADEKA Corp	1,449
407,676		Adelaide Brighton Ltd	1,061
31,561		Advanced Enzyme Technologies Ltd	176
46,619		Advanced Petrochemical Co	900
36,138	*	AdvanSix, Inc	1,079
83,515		Aeci Ltd	571
207,697		African Rainbow Minerals Ltd	3,714
246,859		Agnico-Eagle Mines Ltd	14,928
11,200		Aichi Steel Corp	307
517,007		Air Liquide	90,657
333,088		Air Products & Chemicals, Inc	95,823
194,829		Air Water, Inc	3,001
12,447	e	AirBoss of America Corp	356
8,133		Akzo Nobel India Ltd	258
233,512		Akzo Nobel NV	28,914
399,586		Alamos Gold, Inc	3,053
179,272		Albemarle Corp	30,200
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,278	*	Alcoa Corp	$6,273
447,307	*,e	Alkane Resources Ltd	386
9,649		Alkyl Amines Chemicals	467
109,623	*	Allegheny Technologies, Inc	2,286
322,526		Alpek SAB de C.V.	397
40,032		Altius Minerals Corp	550
80,188		Altri SGPS S.A.	499
25,254	*	Alujain Corp	380
2,548,684		Alumina Ltd	3,138
3,673,964	*,e	Aluminum Corp of China Ltd	2,178
603,687	*	Aluminum Corp of China Ltd (Class A)	495
306,730		Ambuja Cements Ltd	1,408
2,144,630		Amcor plc	24,577
33,054		American Vanguard Corp	579
36,466		AMG Advanced Metallurgical Group NV	1,250
386,244	*,e	Amyris, Inc	6,323
21,881		Anglo American Platinum Ltd	2,527
1,125,083		Anglo American plc (London)	44,772
374,698		AngloGold Ashanti Ltd	6,955
3,054,538		AngloGold Ashanti Ltd (ADR)	56,753
534,065		Anhui Conch Cement Co Ltd	2,831
109,745		Anhui Conch Cement Co Ltd (Class A)	697
20,800		Anhui Honglu Steel Construction Group Co Ltd	188
340,154		Antofagasta plc	6,764
47,656		APERAM	2,447
42,451	*	APL Apollo Tubes Ltd	931
87,438		Aptargroup, Inc	12,315
35,909		Arabian Cement Co	435
1,032,668		ArcelorMittal	31,793
215,815	*	Arconic Corp	7,687
25,979		Ardagh Group S.A.	637
299,659	*	Argonaut Gold, Inc	718
53,084		Arkema	6,672
78,534		Asahi Holdings, Inc	1,598
706,340		Asahi Kasei Corp	7,763
76,015		Ashland Global Holdings, Inc	6,651
394,625	†	Asia Cement China Holdings Corp	309
960,044		Asia Cement Corp	1,747
218,000	*	Asia Polymer	274
311,321		Asian Paints Ltd	12,551
69,833		Associated Cement Co Ltd	1,895
283,800		ATA IMS BHD	168
11,767	*	Atul Ltd	1,422
39,804		Aurubis AG.	3,694
168,561		Avery Dennison Corp	35,438
389,347		Avient Corp	19,140
1,022,451	*	Axalta Coating Systems Ltd	31,175
993,294		B2Gold Corp	4,167
7,378	*	Balaji Amines Ltd	266
67,781		Balchem Corp	8,897
776,591		Ball Corp	62,919
1,351,785		Baoshan Iron & Steel Co Ltd	1,598
1,870,468		Barrick Gold Corp (Canada)	38,689
8,078		BASF India Ltd	283
990,933		BASF SE	78,224
10,593		Bayer CropScience Ltd	825
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

250,500		BBMG Corp	$104
54,150		Beijing Oriental Yuhong Waterproof Technology Co Ltd	463
38,380		Bekaert S.A.	1,715
766,191	*	Bellevue Gold Ltd	546
96,060		Berger Paints India Ltd	1,041
181,261	*	Berry Global Group, Inc	11,822
3,365,279		BHP Billiton Ltd	122,430
2,226,788		BHP Group plc	65,893
192,014		Billerud AB	3,812
4,000	*,†,e	Bio On S.p.A.	0	^
19,550		Birla Corp Ltd	319
610,899		BlueScope Steel Ltd	10,038
235,275		Boliden AB	9,053
1,003,936	*	Boral Ltd	5,531
100,226		Borregaard ASA	2,188
257,498		Boubyan Petrochemicals Co KSCP	735
178,906		Bradespar S.A.	2,674
167,000	*	Braskem S.A.	1,999
1,508,350	*	Breedon Group plc	2,249
76,860		Brickworks Ltd	1,445
2,259	*	Brodrene Hartmann A.S.	187
177,408		Buzzi Unicem S.p.A.	4,713
150,634		Cabot Corp	8,576
498,700		Cahya Mata Sarawak BHD	137
221,789	*,e	Calibre Mining Corp	295
108,567	*	Canfor Corp	2,484
50,839		CAP S.A.	872
312,307	*,e	Capstone Mining Corp	1,355
63,547		Carpenter Technology Corp	2,556
166,586		Cascades, Inc	2,051
304,449		Castrol India Ltd	587
142,330		CCL Industries	7,839
159,383		Celanese Corp (Series A)	24,162
54,245		Cementir Holding NV	554
489,146		Cementos Argos S.A.	697
13,106,230	*	Cemex S.A. de C.V.	11,059
3,263,118		Centamin plc	4,577
225,594		Centerra Gold, Inc	1,713
163,019		Central Asia Metals plc	537
65,831	*,e	Century Aluminum Co	849
113,000		Century Iron & Steel Industrial Co Ltd	543
41,981	*	Century Plyboards India Ltd	229
49,542		Century Textile & Industries Ltd	411
1,535,875		CF Industries Holdings, Inc	79,021
315,719	*	Chalice Gold Mines Ltd	1,756
123,845		Chambal Fertilizers & Chemicals Ltd	511
460,260	*	Champion Iron Ltd	2,201
8,505	e	Chase Corp	873
243,382		Chemours Co	8,470
1,464,006		Cheng Loong Corp	2,549
342,000		Chia Hsin Cement Corp	275
66,862	*	Chifeng Jilong Gold Mining Co Ltd	155
9,289,695		China BlueChemical Ltd	2,717
243,127		China General Plastics Corp	331
102,600		China Hi-ment Corp	175
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,143,105		China Hongqiao Group Ltd	$2,902
116,129		China Jushi Co Ltd	278
821,232	*	China Manmade Fibers Corp	327
212,112		China Metal Products	259
3,157,614		China Molybdenum Co Ltd	1,871
472,444	*	China Molybdenum Co Ltd (Class A)	377
1,702,276		China National Building Material Co Ltd	1,999
184,529		China Northern Rare Earth Group High-Tech Co Ltd	590
932,000		China Oriental Group Co Ltd	301
2,347,359		China Petrochemical Development Corp	1,175
1,088,248		China Resources Cement Holdings Ltd	1,034
549,000		China Sanjiang Fine Chemicals	223
121,000		China Steel Chemical Corp	497
10,382,181		China Steel Corp	14,744
222,000		China XLX Fertiliser Ltd	127
4,720,800	*,e	China Zhongwang Holdings Ltd	1,099
177,020		Chr Hansen Holding A/S	15,977
46,678		Chugoku Marine Paints Ltd	361
320,000	*	Chun Yuan Steel	392
3,043		Chunbo Co Ltd	494
650,000	*	Chung Hung Steel Corp	1,427
270,540	*	Chung Hwa Pulp Corp	280
197,622	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,788
26,998		Cia Ferro Ligas da Bahia - FERBASA	241
586,750		Cia Siderurgica Nacional S.A.	5,189
21,506		Ciech S.A.	274
54,261		City Cement Co	436
186,882	e	Clariant AG.	3,721
23,928	*	Clearwater Paper Corp	693
79,868	*,e	Cleveland-Cliffs, Inc	1,722
196,652	*	Coeur Mining, Inc	1,746
241,200		Comfort Glove Bhd	113
214,263		Commercial Metals Co	6,582
86,132	*,†	Companhia Vale do Rio Doce	10
68,957		Companhia Vale do Rio Doce (ADR)	1,573
18,525	e	Compass Minerals International, Inc	1,098
163,441	*	Constellium SE	3,097
58,836		Corbion NV	3,369
88,659		Coromandel International Ltd	1,076
2,797,686	*,g	Coronado Global Resources, Inc (ADR)	1,760
1,698,490		Corteva, Inc	75,328
34,580		Corticeira Amorim SGPS S.A.	435
371,060	g	Covestro AG.	23,992
305,000		CPMC Holdings Ltd	179
899,291		CRH plc	45,478
120,656		Croda International plc	12,306
1,765,078		Crown Holdings, Inc	180,409
500,283		CSR Ltd	2,162
1,601,400		D&L Industries Inc	268
255,500		Daicel Chemical Industries Ltd	2,102
25,031		Daido Steel Co Ltd	1,239
3,900		Daiken Corp	73
12,571		Dainichiseika Color & Chemicals Manufacturing Co Ltd	260
143,199		Daio Paper Corp	2,370
58,210	*	Dalmia Bharat Ltd	1,484
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,940	*	Danimer Scientific, Inc	$950
1,090,344	*	De Grey Mining Ltd	1,008
55,377	*	Deepak Nitrite Ltd	1,349
79,049		Denki Kagaku Kogyo KK	2,628
413,116		Deterra Royalties Ltd	1,392
75,501	e	DIC Corp	1,910
12,414	*,e	Diversey Holdings Ltd	222
68,737	*	Domtar Corp	3,778
15,012		Dongbu Steel Co Ltd	238
26,363		Dongjin Semichem Co Ltd	670
46,942		Dongkuk Steel Mill Co Ltd	924
3,836	*	Dongwha Enterprise Co Ltd	252
4,357		Dongwon Systems Corp	173
882,000		Dongyue Group	738
1,361,070		Dow, Inc	86,128
143,779		Dowa Holdings Co Ltd	5,675
323,884	e	DRDGOLD Ltd	341
1,401,464		DS Smith plc	8,114
149,026		DSM NV	27,858
8,171	*	Duk San Neolux Co Ltd	413
184,846		Dundee Precious Metals, Inc	1,120
2,653,095		DuPont de Nemours, Inc	205,376
246,417		Duratex S.A.	1,179
115,335		Eagle Materials, Inc	16,390
769,400		Eastern Polymer Group PCL	264
32,341		Eastern Province Cement Co	421
222,798		Eastman Chemical Co	26,012
755,141		Ecolab, Inc	155,536
12,011		Ecopro Co Ltd	482
2,556	*	Ecopro HN Co Ltd	358
55,079	*	EID Parry India Ltd	316
177,744	*	Eldorado Gold Corp	1,765
462,782		Element Solutions, Inc	10,820
610,383	*	Elementis plc	1,272
270,136	g	Elkem ASA	984
1,006,253		Empresas CMPC S.A.	2,398
6,083	e	EMS-Chemie Holding AG.	5,979
160,817	*	Ence Energia y Celulosa S.A.	655
185,316		Endeavour Mining plc	3,980
160,504	*,e	Endeavour Silver Corp	983
7,027		ENF Technology Co Ltd	222
526,899		Engro Chemical Pakistan Ltd	985
175,420		Engro Fertilizers Ltd	78
95,000	*	ENN Natural Gas Co Ltd	243
256,908	*,e	Equinox Gold Corp	1,784
17,139	*,e	Eramet	1,121
634,202		Eregli Demir ve Celik Fabrikalari TAS	1,312
67,149	*	ERO Copper Corp	1,409
95,614	*	Essel Propack Ltd	360
298,769		Essentra plc	1,278
655,574		Eternal Chemical Co Ltd	953
34,800		Eugene Corp	181
1,924,483	*,e	Eurasia Mining plc	528
313,128		Everlight Chemical Industrial Corp	222
1,483,652		Evolution Mining Ltd	5,013
181,270		Evonik Industries AG.	6,086
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,870		Evraz plc	$426
757,069		Fauji Fertilizer Co Ltd	510
328,050	*	Feng Hsin Iron & Steel Co	956
315,665		Ferrexpo plc	1,873
143,900	*	Ferro Corp	3,104
202,348	*,†	Ferroglobe plc	0
5,713		Fine Organic Industries Ltd	223
177,695	*	Finolex Industries Ltd	440
108,000	*	First Copper Technology Co Ltd	257
203,766	e	First Majestic Silver Corp	3,219
607,026		First Quantum Minerals Ltd	13,991
777,357		Fletcher Building Ltd	4,085
180,393	e	FMC Corp	19,519
41,072	*	Foosung Co Ltd	396
3,169,139		Formosa Chemicals & Fibre Corp	9,633
3,416,019		Formosa Plastics Corp	12,624
230,669	g	Forterra plc	862
61,591	*	Forterra, Inc	1,448
2,330,970		Fortescue Metals Group Ltd	40,720
187,224	*,e	Fortuna Silver Mines, Inc	1,044
50,420		FP Corp	1,869
180,258		Franco-Nevada Corp	26,159
4,548,265		Freeport-McMoRan, Inc (Class B)	168,786
60,063		Fuchs Petrolub AG. (Preference)	2,923
1,899,483		Fufeng Group Ltd	608
43,877		Fuji Seal International, Inc	921
19,275		Fujimi, Inc	878
15,030		Fujimori Kogyo Co Ltd	549
4,178,296		Fushan International Energy Group Ltd	1,232
18,700		Fuso Chemical Co Ltd	688
37,189		FutureFuel Corp	357
476,811	*	Galaxy Resources Ltd	1,311
8,421		Galaxy Surfactants Ltd	343
230,000	e,g	Ganfeng Lithium Co Ltd	3,435
24,843		Ganfeng Lithium Co Ltd	464
24,863	*,e	Gatos Silver, Inc	435
127,705	*	GCP Applied Technologies, Inc	2,970
265,379		GEM Co Ltd	383
994,710		Gerdau S.A. (Preference)	5,922
9,845		Givaudan S.A.	45,831
58,948		Glatfelter Corp	823
10,699,510		Glencore Xstrata plc	45,923
825,397		Gold Fields Ltd	7,361
888,832		Gold Road Resources Ltd	840
676,484		Goldsun Development & Construction Co Ltd	615
630,000	*	Grand Pacific Petrochemical	678
108,679		Granges AB	1,509
422,140		Graphic Packaging Holding Co	7,658
115,582		Grasim Industries Ltd	2,334
605,755	*,†	Great Basin Gold Ltd	5
3,901,369	*,e	Greatland Gold plc	950
552,000		Greatview Aseptic Packaging Co	249
32,580		Greif, Inc (Class A)	1,973
7,078		Greif, Inc (Class B)	418
8,450		Groupe Guillin	234
29,607	*	Grupa Azoty S.A.	256
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

253,852		Grupo Argos S.A.	$676
169,493		Grupo Cementos de Chihuahua SAB de C.V.	1,369
2,721,338	e	Grupo Mexico S.A. de C.V. (Series B)	12,800
27,729		Guangdong Hongda Blasting Co Ltd	119
48,262		Guangzhou Tinci Materials Technology Co Ltd	795
36,004	*	Gubre Fabrikalari TAS	213
15,859	*	Gujarat Fluorochemicals Ltd	248
52,203	*	Gujarat Narmada Valley Fertilizers Co Ltd	265
9,709		Gulf Oil Lubricants India Ltd	90
736		Gurit Holding AG.	1,607
152,475		H.B. Fuller Co	9,699
1,414		Hanil Cement Co Ltd	200
7,010		Hansol Chemical Co Ltd	1,527
103,855	*	Hanwha Chemical Corp	4,102
2,103,888		Harmony Gold Mining Co Ltd	7,754
16,413	e	Hawkins, Inc	538
17,841	e	Haynes International, Inc	631
870,911		Hecla Mining Co	6,480
984,835		HeidelbergCement AG.	84,554
53,584		HeidelbergCement India Ltd	182
293,690	*	Hektas Ticaret TAS	255
334,969		Hengli Petrochemical Co Ltd	1,360
241,794	*	Hengyi Petrochemical Co Ltd	447
1,137,216	*	Hesteel Co Ltd	433
539,726		Hexpol AB	6,672
78,889		Hill & Smith Holdings plc	1,630
1,465,572		Hindalco Industries Ltd	7,357
201,890	*	Hitachi Metals Ltd	3,858
359,467		Hochschild Mining plc	764
135,629		Hokuetsu Paper Mills Ltd	707
62,032		Holcim Ltd	3,729
96,616		Holmen AB	4,364
15,972		Honam Petrochemical Corp	3,722
172,000		Hsin Kuang Steel Co Ltd	492
728,000	e	Huabao International Holdings Ltd	1,755
229,400		Huafon Chemical Co Ltd	504
29,901		Huaxin Cement Co Ltd	81
13,643		Huchems Fine Chemical Corp	282
226,806		HudBay Minerals, Inc	1,509
99,691		Huhtamaki Oyj	4,729
394,611		Hunan Valin Steel Co Ltd	403
402,959		Huntsman Corp	10,686
1,995	*	Hyosung Advanced Materials Corp	780
1,447	*	Hyosung Chemical Corp	450
20,253		Hyundai Development Co	233
78,188		Hyundai Steel Co	3,733
483,678	*,e	IAMGOLD Corp	1,424
391,656	g	Ibstock plc	1,157
438,033		Iluka Resources Ltd	2,999
58,320		IMCD Group NV	9,292
35,234		Imerys S.A.	1,649
744,803		Impala Platinum Holdings Ltd	12,250
1,928,254		Incitec Pivot Ltd	3,441
1,411,435		Independence Group NL	8,055
105,729		India Cements Ltd	273
8,540	*	Indigo Paints Ltd	289
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

646,104		Indorama Ventures PCL (Foreign)	$823
112,111	*	Industrias Penoles S.A. de C.V.	1,548
78,503	*	Ingevity Corp	6,387
2,906,718	*	Inner Mongolia BaoTou Steel Union Co Ltd	697
181,403		Inner Mongolia Eerduosi Resourses Co Ltd	272
520,088		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	410
61,532		Innospec, Inc	5,575
67,036		Interfor Corp	1,679
546,912		International CSRC Investment Holdings Co	527
820,587		International Flavors & Fragrances, Inc	122,596
566,130		International Paper Co	34,709
109,981		Intertape Polymer Group, Inc	2,550
12,433	*	Intrepid Potash, Inc	396
605,200		Israel Chemicals Ltd	4,107
4,035	*	Israel Corp Ltd	1,223
570,596	*,e	Ivanhoe Mines Ltd	4,120
488,682		James Hardie Industries NV	16,582
39,379	*	Jastrzebska Spolka Weglowa S.A.	364
22,600		JCU Corp	728
349,820		JFE Holdings, Inc	4,104
97,772		Jiangsu Shagang Co Ltd	165
13,300		Jiangsu Yangnong Chemical Co Ltd	230
19,200		Jiangsu Yoke Technology Co Ltd	241
1,062,115	e	Jiangxi Copper Co Ltd	2,169
133,509		Jiangxi Copper Co Ltd (Class A)	462
2,536,000	e	Jinchuan Group International Resources Co Ltd	414
1,009,347	*	Jindal Steel & Power Ltd	5,411
27,230		JK Cement Ltd	1,045
44,337	*	JK Lakshmi Cement Ltd	345
167,285		Johnson Matthey plc	7,122
14,007		JSP Corp	201
192,164		JSR Corp	5,837
760,102		JSW Steel Ltd	7,011
1,447,059		Jupiter Mines Ltd	314
341,359	*	K&S AG.	4,653
222,769	*	K92 Mining, Inc	1,610
19,594		Kaiser Aluminum Corp	2,420
49,015		Kaneka Corp	1,978
101,094		Kansai Paint Co Ltd	2,581
117,100		Kanto Denka Kogyo Co Ltd	1,046
562,369	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	431
3,350		KCC Corp	1,024
14,000		KeePer Technical Laboratory Co Ltd	365
113,889		Kemira Oyj	1,795
60,035		KGHM Polska Miedz S.A.	2,954
31,000		KH Neochem Co Ltd	720
149,625		Kingfa Sci & Tech Co Ltd	483
24,465		Kinnevik AB	980
1,188,415		Kinross Gold Corp	7,535
252,211		Kirkland Lake Gold Ltd	9,719
609,238	*	Klabin S.A.	3,226
384,700		Kobe Steel Ltd	2,471
13,089		Kolon Industries, Inc	938
32,058		Konishi Co Ltd	466
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,600	*	Koppers Holdings, Inc	$1,540
8,077		Korea Kumho Petrochemical	1,574
16,764		Korea Petrochemical Ind Co Ltd	3,543
7,534		Korea Zinc Co Ltd	2,889
31,075	*	Koza Altin Isletmeleri AS	418
167,244	*	Koza Anadolu Metal Madencilik Isletmeleri AS	274
93,740	*	KPM Tech Co Ltd	248
42,345	*	Kraton Corp	1,367
174,850	e	Kronos Worldwide, Inc	2,504
69,045	*	Kuk-il Paper Manufacturing Co Ltd	350
26,645	e	Kumba Iron Ore Ltd	1,191
85,648		Kumiai Chemical Industry Co Ltd	657
335,100	e	Kuraray Co Ltd	3,220
16,100		Kureha CORP	932
22,716		Kyoei Steel Ltd	295
58,610	e	Labrador Iron Ore Royalty Corp	2,221
986,464		Lanxess AG.	67,700
33,186	*	Largo Resources Ltd	517
1,331,927		Lee & Man Paper Manufacturing Ltd	1,014
12,977	*,e	Lenzing AG.	1,590
64,893		LG Chem Ltd	49,000
7,334		LG Chem Ltd (Preference)	2,498
16,716		Linde India Ltd	370
585,518		Linde plc	169,273
400,943		Linde plc (Xetra)	115,925
46,400		Lintec Corp	1,006
96,931	*,e	Lithium Americas Corp	1,440
80,044	*,e	Livent Corp	1,550
37,583		Loma Negra Cia Industrial Argentina S.A. (ADR)	256
131,354		Lomon Billions Group Co Ltd	701
480,704		Long Chen Paper Co Ltd	502
2,350,435	g	Lotte Chemical Titan Holding BHD	1,575
108,429		Louisiana-Pacific Corp	6,537
85,619	*	Lucky Cement Ltd	469
70,331	*	Lundin Gold, Inc	591
626,468		Lundin Mining Corp	5,650
128,200		Luxi Chemical Group Co Ltd	371
932,220	*	Lynas Corp Ltd	3,985
345,551		LyondellBasell Industries NV	35,547
103,207		Madras Cements Ltd	1,426
18,733		Maeda Kosen Co Ltd	588
86,736	*,e	MAG. Silver Corp	1,814
82,554	*,e	Marrone Bio Innovations, Inc	137
208,721		Marshalls plc	1,983
8,844		Martin Marietta Materials, Inc	3,111
60,300		Maruichi Steel Tube Ltd	1,418
171,545		Materion Corp	12,926
95,954		Maverix Metals, Inc	519
8,358,877	*	Merdeka Copper Gold Tbk PT	1,699
2,037,318		Mesaieed Petrochemical Holding Co	1,054
579,644		Metalurgica Gerdau S.A.	1,612
65,749	e	Methanex Corp	2,179
213,940		Mineral Resources Ltd	8,593
46,076		Minerals Technologies, Inc	3,625
13,419		Miquel y Costas & Miquel S.A.	260
26,380		Misr Fertilizers Production Co SAE	128
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,900	*	Mitani Sekisan Co Ltd	$376
1,097,305		Mitsubishi Chemical Holdings Corp	9,233
95,790		Mitsubishi Gas Chemical Co, Inc	2,030
217,400		Mitsubishi Materials Corp	4,346
122,962		Mitsui Chemicals, Inc	4,251
665,364		Mitsui Mining & Smelting Co Ltd	18,461
897	*	Miwon Commercial Co Ltd	173
520,055		MMC Norilsk Nickel PJSC (ADR)	17,640
2,616,000	*,e	MMG Ltd	1,149
440,833		Mondi plc	11,606
12,981	*,†	Mongolian Metals Corporation	0
483,649		Mosaic Co	15,433
455,450		Mount Gibson Iron Ltd	323
40,255	*,e	MP Materials Corp	1,484
190,283		M-real Oyj (B Shares)	1,957
37,625		Myers Industries, Inc	790
78,174		Mytilineos Holdings S.A.	1,422
57,520		Najran Cement Co	371
18,048		Namhae Chemical Corp	165
71,093	*	Namsun Aluminum Co Ltd	242
41,000		Nan Pao Resins Chemical Co Ltd	229
4,570,887		Nan Ya Plastics Corp	13,636
262,800	*	Nanofilm Technologies International Ltd	1,075
878,557		Nantex Industry Co Ltd	4,528
630,595		National Aluminium Co Ltd	667
153,398	*	National Industrialization Co	791
104,165		National Petrochemical Co	1,223
25,017		Navin Fluorine International Ltd	1,263
22,790		Neenah Inc	1,143
657,160	*	New Gold, Inc	1,182
86,042	*	New Pacific Metals Corp	414
847,285		Newcrest Mining Ltd	16,068
9,143		NewMarket Corp	2,944
2,430,015		Newmont Goldcorp Corp	154,014
1,028,994		Nickel Mines Ltd	763
42,000		Nihon Nohyaku Co Ltd	190
81,281		Nihon Parkerizing Co Ltd	814
1,625,151		Nine Dragons Paper Holdings Ltd	2,084
349,706		Ningxia Baofeng Energy Group Co Ltd	740
136,566		Nippon Kayaku Co Ltd	1,291
59,803		Nippon Light Metal Holdings Co Ltd	1,005
552,190	e	Nippon Paint Co Ltd	7,470
103,280		Nippon Paper Industries Co Ltd	1,159
27,228		Nippon Shokubai Co Ltd	1,312
19,984		Nippon Soda Co Ltd	579
804,050		Nippon Steel Corp	13,595
115,831		Nissan Chemical Industries Ltd	5,662
5,707		Nittetsu Mining Co Ltd	295
124,325		Nitto Denko Corp	9,259
124,882		NOF Corp	6,511
2,248,174		Norsk Hydro ASA	14,353
1,144,793	*	Northam Platinum Ltd	17,293
67,883		Northern Region Cement Co	341
959,824		Northern Star Resources Ltd	7,049
126,556	*	Novagold Resources Inc	1,014
235,973	*,e	Novagold Resources, Inc	1,892
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,531		Novolipetsk Steel PJSC (GDR)	$1,970
179,967		Novozymes AS	13,578
463,226		Nucor Corp	44,437
1,031,404	*	Nufarm Ltd	3,541
43,470		Nuh Cimento Sanayi AS.	201
464,489	e	Nutrien Ltd	28,153
754,161		Nutrien Ltd (Toronto)	45,696
715,044	*,e	OceanaGold Corp	1,356
20,690	*	OCI Co Ltd	2,153
94,172	*	OCI NV	2,298
86,455	*	O-I Glass, Inc	1,412
452,278		OJI Paper Co Ltd	2,599
11,000		Okamoto Industries, Inc	406
196,805	e	Olin Corp	9,104
11,769	e	Olympic Steel, Inc	346
923,948		Orbia Advance Corp SAB de C.V.	2,417
353,247		Orica Ltd	3,513
416,000		Oriental Union Chemical Corp	328
73,761	*	Orion Engineered Carbons SA	1,401
139,937	*,e	Orla Mining Ltd	578
270,623	*	Orocobre Ltd	1,310
915,683		Orora Ltd	2,289
15,600		Osaka Organic Chemical Industry Ltd	616
13,300		Osaka Soda Co Ltd	292
14,529	e	Osaka Steel Co Ltd	146
144,714		Osisko Gold Royalties Ltd	1,983
307,775	*	Osisko Mining, Inc	767
351,640	*	Outokumpu Oyj	2,110
338,314		Oxiana Ltd	5,688
177,364	*	Oyak Cimento Fabrikalari AS	138
7,500		Pack Corp	182
275,072		Packaging Corp of America	37,250
221,230		Pact Group Holdings Ltd	615
58,012	e	Pactiv Evergreen, Inc	874
198,557		Pan American Silver Corp (Toronto)	5,670
318,566	*	Pangang Group Vanadium Titanium & Resources Co Ltd	113
1,099,852		Perenti Global Ltd	552
14,199	*,e	Perpetua Resources Corp	104
1,228,204	*	Perseus Mining Ltd	1,345
2,749,257	*,e	Peter Hambro Mining plc	902
926,778	*	Petkim Petrokimya Holding	557
2,167,115		Petronas Chemicals Group BHD	4,210
61,452		PhosAgro PJSC (GDR)	1,244
11,616		PI Advanced Materials Co Ltd	566
72,318		PI Industries Ltd	2,835
64,824	*	Pidilite Industries Ltd	1,880
6,171,374	*	Pilbara Minerals Ltd	6,693
29,725	*,e	PolyMet Mining Corp	107
151,444		Polymetal International plc	3,261
5,218	*	Polyus PJSC (GDR)	505
136,960	e	Polyus PJSC (GDR)	13,265
13,483		Poongsan Corp	457
220,853	e	Portucel Empresa Produtora de Pasta e Papel S.A.	756
65,695		POSCO	20,303
25,755		POSCO Refractories & Environment Co Ltd	3,289
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

940,712		PPG Industries, Inc	$159,705
135,279		PQ Group Holdings, Inc	2,078
2,620,968		Press Metal BHD	3,018
190,741	*,e	Pretium Resources, Inc	1,825
78,634	*	Prism Cement Ltd	138
6,827,700		PT Aneka Tambang Tbk	1,086
22,753,497		PT Barito Pacific Tbk	1,344
2,296,397		PT Indah Kiat Pulp and Paper Corp Tbk	1,182
1,326,652		PT Indocement Tunggal Prakarsa Tbk	943
1,054,500		PT Pabrik Kertas Tjiwi Kimia Tbk	568
2,476,189		PT Semen Gresik Persero Tbk	1,625
1,898,500	*	PT Timah Tbk	195
2,106,409		PTT Global Chemical PCL (Foreign)	3,884
18,175	*,e	PureCycle Technologies, Inc	430
34,711		Qassim Cement Co	796
2,092,819		Qatar Aluminum Manufacturing Co	879
226,355		Qatar National Cement Co	310
285,943		Qatari Investors Group	196
7,444	e	Quaker Chemical Corp	1,766
426,114		Qurain Petrochemical Industries Co	552
127,624		Rain Commodities Ltd	335
57,514		Rallis India Ltd	252
789,700		Ramelius Resources Ltd	1,003
86,501	*	Ranpak Holdings Corp	2,165
12,140	*	Ratnamani Metals & Tubes Ltd	335
84,421	*	Rayonier Advanced Materials, Inc	565
19,900	*,e	Re:NewCell AB	414
46,228		Recticel S.A.	780
778,839		Regis Resources Ltd	1,379
412,062		Reliance Steel & Aluminum Co	62,180
538,083		Rengo Co Ltd	4,485
1,103,221	*,e	Resolute Mining Ltd	418
30,186		Rhi Magnesita NV	1,691
375,125		Rio Tinto Ltd	35,564
1,580,373		Rio Tinto plc	130,519
49,094		Riyadh Cement Co	435
494,324		Rongsheng Petro Chemical Co Ltd	1,319
323,558	*	Roxgold, Inc	493
536,676		Royal Bafokeng Platinum Ltd	3,836
105,663		Royal Gold, Inc	12,056
230,296		RPM International, Inc	20,423
13,418	*	Ryerson Holding Corp	196
19,420		Sa des Ciments Vicat	939
92,120		SABIC Agri-Nutrients Co	2,936
299,971	*	Sabina Gold & Silver Corp	423
162,700		Sahara International Petrochemical Co	1,330
45,800		Sakata INX Corp	417
35,825	*	Salzgitter AG.	1,067
18,315	*	SAM KANG M&T Co Ltd	285
13,496		Samsung Fine Chemicals Co Ltd	791
154,844		Sandfire Resources NL	790
198,749	*	Sandstorm Gold Ltd	1,570
11,211		Sanyo Chemical Industries Ltd	547
82,406	*	Sanyo Special Steel Co Ltd	1,196
428,561	*	Sappi Ltd	1,239
524,749	*	Sasol Ltd	7,994
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

394,766	*	Saudi Arabian Mining Co	$6,662
843,922		Saudi Basic Industries Corp	27,436
34,241		Saudi Cement Co	581
93,266		Saudi Industrial Investment Group	871
313,196	*	Saudi Kayan Petrochemical Co	1,509
912,380	*	Schmolz + Bickenbach AG.	444
32,545		Schnitzer Steel Industries, Inc (Class A)	1,596
41,422		Schweitzer-Mauduit International, Inc	1,673
526,100		Scientex BHD	530
80,779		Scotts Miracle-Gro Co (Class A)	15,503
64,069	*,e	Seabridge Gold, Inc	1,123
167,659		Seah Besteel Corp	4,715
227,854		Sealed Air Corp	13,500
8,218,300	*,†	Sekawan Intipratama Tbk PT	0	^
107,555	e	Sensient Technologies Corp	9,310
480,586		Sesa Sterlite Ltd	1,703
90,128		Severstal (GDR)	1,938
630,755	e,g	Shandong Gold Mining Co Ltd	1,115
158,168		Shandong Gold Mining Co Ltd	471
124,207		Shandong Hualu Hengsheng Chemical Co Ltd	594
728,166	*	Shandong Nanshan Aluminum Co Ltd	406
39,646		Shandong Sinocera Functional Material Co Ltd	299
56,811		Shandong Sun Paper Industry JSC Ltd	117
327,000		Shanghai Chlor-Alkali Chemical Co Ltd	181
32,432		Shanghai Putailai New Energy Technology Co Ltd	685
419,863		Shanxi Taigang Stainless Steel Co Ltd	487
82,500	*	Shenghe Resources Holding Co Ltd	221
18,538		Shenzhen Capchem Technology Co Ltd	287
515,540		Sherwin-Williams Co	140,459
24,900		Shikoku Chemicals Corp	294
328,525		Shin-Etsu Chemical Co Ltd	54,949
46,403		Shin-Etsu Polymer Co Ltd	429
848,661		Shinkong Synthetic Fibers Corp	693
58,400		Shiny Chemical Industrial Co Ltd	264
126,300		Showa Denko KK	3,754
4,716	*	Shree Cement Ltd	1,747
703,783		Siam Cement PCL (Foreign)	9,588
80,200		Siam City Cement PCL	425
2,792,964		Sibanye Stillwater Ltd	11,639
327,202		SIG Combibloc Group AG.	8,909
14,390	e	Sika AG.	4,715
201,771	e	Silgan Holdings, Inc	8,373
845,533	*	Silver Lake Resources Ltd	1,053
178,256	e	Silvercorp Metals, Inc	978
139,225	*,e	SilverCrest Metals, Inc	1,220
176,163		Sims Ltd	2,191
1,650,000		Sinofert Holdings Ltd	238
89,100		Sinoma Science & Technology Co Ltd	361
762,267		Sinopec Shanghai Petrochemical Co Ltd (Class A)	444
6,762		SK Chemicals Co Ltd	1,559
16,831		SKC Co Ltd	2,372
15,306		Skshu Paint Co Ltd	417
550,003		Smurfit Kappa Group plc	29,911
118,844		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,599
3,193		SODIFF Advanced Materials Co Ltd	997
308,720		Solar Applied Materials Technology Co	514
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,541	*	Solaris Resources, Inc	$520
866,663	*	SolGold plc	342
64,025		Solvay S.A.	8,149
12,127		Songwon Industrial Co Ltd	208
136,393		Sonoco Products Co	9,125
3,239		Soulbrain Co Ltd	945
4,112	*	Soulbrain Holdings Co Ltd	135
5,519,785		South32 Ltd	12,105
193,727		Southern Copper Corp (NY)	12,461
52,940		Southern Province Cement Co	1,234
23,680		SRF Ltd	2,321
273,393	*	Ssab Svenskt Stal AB (Series A)	1,340
576,311	*	Ssab Svenskt Stal AB (Series B)	2,524
223,516		SSR Mining, Inc	3,491
1,128,270		St Barbara Ltd	1,443
451,008		Steel Dynamics, Inc	26,880
36,052		Stelco Holdings, Inc	1,059
60,339		Stella-Jones, Inc	2,172
45,146		Stepan Co	5,430
2,887		STO AG.	630
542,786		Stora Enso Oyj (R Shares)	9,912
51,012		Sumitomo Bakelite Co Ltd	2,257
1,231,615		Sumitomo Chemical Co Ltd	6,546
75,277	*	Sumitomo Chemical India Ltd	392
803,700		Sumitomo Metal Mining Co Ltd	31,256
34,321		Sumitomo Osaka Cement Co Ltd	935
4,867		Sumitomo Seika Chemicals Co Ltd	158
717,753	*	Summit Materials, Inc	25,014
113,366	e	SunCoke Energy, Inc	809
2,444,500	*,†,e	Superb Summit International Group Ltd	3
49,248		Supreme Industries Ltd	1,435
22,536		Supreme Petrochem Ltd	223
646,517	*	Suzano SA	7,774
525,512		Svenska Cellulosa AB (B Shares)	8,620
50,000		Swancor Ind Co Ltd	220
111,269		Symrise AG.	15,506
34,900		T Hasegawa Co Ltd	773
899,127		TA Chen Stainless Pipe	1,918
225		Taekwang Industrial Co Ltd	233
113,600		Taiheiyo Cement Corp	2,497
131,000	*	Taita Chemical Co Ltd	205
2,140,482		Taiwan Cement Corp	3,918
575,000		Taiwan Fertilizer Co Ltd	1,215
276,725		Taiwan Hon Chuan Enterprise Co Ltd	763
369,346		Taiwan Styrene Monomer	286
18,600		Taiyo Ink Manufacturing Co Ltd	879
83,304	e	Taiyo Nippon Sanso Corp	1,710
13,655		Takasago International Corp	332
5,300		Taki Chemical Co Ltd	253
61,014		Takiron Co Ltd	321
18,816		Tangshan Jidong Cement Co Ltd	36
125,358		Tata Chemicals Ltd	1,222
662,255		Tata Steel Ltd	10,420
444,397		Teck Cominco Ltd	10,235
193,436		Teijin Ltd	2,953
16,600		Tenma Corp	383
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,532	*	Tessenderlo Chemie NV	$741
4,070,284	*	ThyssenKrupp AG.	42,513
866,000	*,e	Tiangong International Co Ltd	369
60,969	*	TimkenSteel Corp	863
538,359		Tipco Asphalt PCL	323
31,893		Titan Cement International S.A.	619
484,300		TOA Paint Thailand PCL (ADR)	495
99,103		Toagosei Co Ltd	1,008
33,024		Toho Titanium Co Ltd	308
1,545,229	e	Tokai Carbon Co Ltd	21,311
7,800		Tokushu Tokai Holdings Co Ltd	301
125,441		Tokuyama Corp	2,555
32,514		Tokyo Ohka Kogyo Co Ltd	2,047
83,404		Tokyo Steel Manufacturing Co Ltd	833
531,750	*	Ton Yi Industrial Corp	300
118,978		Tongkun Group Co Ltd	444
516,500		Tongling Nonferrous Metals Group Co Ltd	217
1,192,537		Toray Industries, Inc	7,949
87,179	*	Torex Gold Resources, Inc	1,004
146,573		Tosoh Corp	2,527
5,100	e	Toyo Gosei Co Ltd	565
35,300	e	Toyo Ink Manufacturing Co Ltd	626
145,200		Toyo Seikan Kaisha Ltd	1,988
78,948		Toyobo Co Ltd	947
4,306,600		TPI Polene PCL	241
278,010		Transfar Zhilian Co Ltd	331
22,757		Tredegar Corp	313
21,479		Trinseo S.A.	1,285
378,191	e	Tronox Holdings plc	8,471
387,000		TSRC Corp	499
633,259		Tung Ho Steel Enterprise Corp	1,193
102,282	*,e	Turquoise Hill Resources Ltd	1,725
33,443	*	UACJ Corp	839
104,526		UBE Industries Ltd	2,124
12,836	*,e	UFP Technologies, Inc	737
103,664		Ultra Tech Cement Ltd	9,461
173,741		Umicore S.A.	10,629
33,519		Uniao de Industrias Petroquimicas S.A.	662
3,204		Unid Co Ltd	221
2,622		United States Lime & Minerals, Inc	365
46,486	e	United States Steel Corp	1,116
303,000		Universal Cement Corp	254
506,650		UPC Technology Corp	495
211,611		UPL Ltd	2,261
463,138		UPM-Kymmene Oyj	17,533
20,783	*	US Concrete, Inc	1,534
686,973		USI Corp	915
3,997,329		Vale S.A.	91,016
830		Valhi, Inc	20
252,338		Valvoline, Inc	8,191
57,261	g	Verallia S.A.	2,122
71,876		Verso Corp	1,272
31,578		Vetropack Holding AG.	1,907
41,034	*	Victoria Gold Corp	611
90,301		Victrex plc	3,185
20,150		Vinati Organics Ltd	497
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,620		Vinythai PCL (Foreign)	$218
100,207		Voestalpine AG.	4,087
29,441		Vulcan Materials Co	5,125
84,368		W R Grace & Co	5,832
15,533		Wacker Chemie AG.	2,394
596,730	*,e	Wallbridge Mining Co Ltd	255
168,596		Wanhua Chemical Group Co Ltd	2,837
63,552		Warrior Met Coal, Inc	1,093
7,568,400	*	Waskita Beton Precast Tbk PT	79
27,489		Weihai Guangwei Composites Co Ltd	323
141,623	*	Wesdome Gold Mines Ltd	1,344
893,257	*,e	West African Resources Ltd	667
1,606,491		West China Cement Ltd	246
226,943		West Fraser Timber Co Ltd	16,292
321,510		Western Areas NL	575
423,569	*	Westgold Resources Ltd	598
75,343		Westlake Chemical Corp	6,788
370,969		WestRock Co	19,743
463,773		Wheaton Precious Metals Corp	20,443
3,727,290		Wienerberger AG.	143,673
33,175	e	Winpak Ltd	1,035
47,138		Worthington Industries, Inc	2,884
75,115		Xiamen Tungsten Co Ltd	242
81,569	*	Yamama Cement Co	746
910,914		Yamana Gold, Inc	3,836
40,105		Yamato Kogyo Co Ltd	1,325
61,055		Yanbu Cement Co	724
110,020		Yanbu National Petrochemical Co	2,132
150,643		Yara International ASA	7,938
245,974		Yeun Chyang Industrial Co Ltd	379
645,220	*	Yieh Phui Enterprise	769
150,423		Yintai Gold Co Ltd	221
15,355		Yodogawa Steel Works Ltd	309
5,955		Youlchon Chemical Co Ltd	118
322		Young Poong Corp	185
888,849		Yuen Foong Yu Paper Manufacturing Co Ltd	1,459
775,606		Yule Catto & Co plc	5,279
156,200	*	Yunnan Aluminium Co Ltd	287
19,641		Yunnan Energy New Material Co Ltd	710
1,033,116		Zeon Corp	14,298
895,080	e	Zhaojin Mining Industry Co Ltd	851
59,853		Zhejiang Huayou Cobalt Co Ltd	1,054
155,900		Zhejiang Juhua Co Ltd	213
269,118		Zhejiang Longsheng Group Co Ltd	572
80,120		Zhejiang Satellite Petrochemical Co Ltd	485
262,096		Zhongjin Gold Corp Ltd	349
25,005		Zignago Vetro S.p.A.	498
5,195,232		Zijin Mining Group Co Ltd	6,971
1,112,416		Zijin Mining Group Co Ltd (Class A)	1,664
22,614	*	Zymergen, Inc	905
		TOTAL MATERIALS	6,143,948

MEDIA & ENTERTAINMENT - 7.9%
1,677,360		Activision Blizzard, Inc	160,087
21,513		Addcn Technology Co Ltd	179
236,955	*	Adevinta ASA	4,546
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,065,403	*,e	Advantage Solutions, Inc	$22,286
7,680	*	Affle India Ltd	445
6,070		AfreecaTV Co Ltd	641
7,000		Akatsuki, Inc	224
5,401,173	*,e	Alibaba Pictures Group Ltd	750
614,116	*	Alphabet, Inc (Class A)	1,499,542
742,365	*	Alphabet, Inc (Class C)	1,860,604
1,014,766	*	Altice USA, Inc	34,644
532,881	*,e	AMC Entertainment Holdings, Inc	30,204
27,501	*,e	AMC Networks, Inc	1,837
12,440		Amuse, Inc	264
972	*	APG SGA S.A.	238
147,636	*	Arnoldo Mondadori Editore S.p.A.	282
413,708	*	Ascential plc	2,378
449,500		Astro Malaysia Holdings BHD	125
77,212	*,e	Atresmedia Corp de Medios de Comunicacion S.A.	338
2,626,479	*,g	Auto Trader Group plc	23,003
29,223		Autohome, Inc (ADR)	1,869
37,859		Avex Group Holdings, Inc	560
1,098,019	*	Baidu, Inc (ADR)	223,886
828,000	g	BAIOO Family Interactive Ltd	174
132,500	*	BC Technology Group Ltd	315
80,157		Beijing Enlight Media Co Ltd	134
39,187	*	Beijing Kunlun Tech Co Ltd	99
8,400	*	Bengo4.com, Inc	735
386,443	*,e	Bilibili, Inc (ADR)	47,084
1,076,813		Bollore	5,776
362,205	*	Borussia Dortmund GmbH & Co KGaA	2,673
23,168	*	Boston Omaha Corp	735
7,000	*,e	Bushiroad, Inc	176
7,584		Cable One, Inc	14,507
199,100		Capcom Co Ltd	5,819
17,481	*,e	Cardlytics, Inc	2,219
265,899	*	Cargurus, Inc	6,975
144,277	*	Cars.com, Inc	2,068
540,825		carsales.com Ltd	8,009
315,000	g	Cathay Media And Education Group, Inc	219
30,680		CD Projekt Red S.A.	1,491
333,888	*	Charter Communications, Inc	240,884
26,664		Cheil Communications, Inc	595
161,865	*,†	Chennai Super Kings Cricket Ltd	13
12,793	*	Chicken Soup For The Soul Entertainment, Inc	530
675,758	*,e,g	China Literature Ltd	7,525
6,200		China South Publishing & Media Group Co Ltd	8
73,706	*,e	Cinemark Holdings, Inc	1,618
64,128	*,e	Cineplex Galaxy Income Fund	771
954,461	*,e	Cineworld Group plc	1,024
17,276	*	CJ CGV Co Ltd	468
464,237	*	Clear Channel	1,226
774,000	e	CMGE Technology Group Ltd	379
16,089	e	Cogeco Communications, Inc	1,573
5,458		Cogeco, Inc	423
61,418	*	COLOPL, Inc	457
6,597		Com2uSCorp	725
12,953,978		Comcast Corp (Class A)	738,636
164,062	*	comScore, Inc	820
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

751,194		Corus Entertainment, Inc	$3,854
306,707	*	CTS Eventim AG.	19,159
31,530	*,e	CuriosityStream, Inc	430
439,340		CyberAgent, Inc	9,409
115,981		Cyfrowy Polsat S.A.	911
36,131		Daiichikosho Co Ltd	1,388
1,755	*,e	Daily Journal Corp	594
265,011	*	Dena Co Ltd	5,649
202,483	e	Dentsu, Inc	7,265
3,421	*	Devsisters Co Ltd	279
8,248	*	Digital Media Solutions, Inc	80
35,964		Dip Corp	1,109
8,900	*	Direct Marketing MiX, Inc	330
207,471	*,e	Discovery, Inc (Class A)	6,365
410,471	*	Discovery, Inc (Class C)	11,895
357,995	*	DISH Network Corp (Class A)	14,964
457,827	*	Domain Holdings Australia Ltd	1,774
708,381	*	DouYu International Holdings Ltd (ADR)	4,845
10,514		Echo Marketing, Inc	229
594,311		Electronic Arts, Inc	85,480
373,382	*	Embracer Group AB	10,096
35,503	*	Emerald Holding, Inc	191
104,970	*,e	Enad Global 7 AB	872
161,044	*,e	Entercom Communications Corp	694
88,299	*	Enthusiast Gaming Holdings, Inc	524
470,400		Entravision Communications Corp (Class A)	3,142
428,948	*,e	Eros STX Global Corp	656
111,723		Euromoney Institutional Investor plc	1,576
181,462	e	Eutelsat Communications	2,123
96,125	*	EVENT Hospitality and Entertainment Ltd	911
40,469	*,e	Eventbrite Inc	769
63,719	*	EverQuote Inc	2,082
95,845	e	EW Scripps Co (Class A)	1,954
5,173,655	*	Facebook, Inc	1,798,932
30,285	*	Fenerbahce Futbol AS	132
51,584	*,e	Fluent, Inc	151
763,107		Focus Media Information Technology Co Ltd	1,110
440,751		Fox Corp (Class A)	16,365
209,137		Fox Corp (Class B)	7,362
494,000		FriendTimes, Inc	139
22,519	*	Frontier Developments plc	720
372,912	*	fuboTV, Inc	11,974
50,300		Fuji Television Network, Inc	562
351,788		Future plc	15,241
17,100	*	GA Technologies Co Ltd	341
28,848		Gakken Co Ltd	351
457,096	*,e	Gannett Co, Inc	2,509
54,662		G-bits Network Technology Xiamen Co Ltd	4,479
85,465		Giant Network Group Co Ltd	176
446,300	*	giftee, Inc	14,186
213,536		Gray Television, Inc	4,997
123,150		Gree, Inc	651
2,075,129	e	Grupo Televisa S.A.	5,936
4,030,908		Grupo Televisa SAB (ADR)	57,561
116,243	*	GungHo Online Entertainment Inc	2,309
140,737		Hakuhodo DY Holdings, Inc	2,192
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,346	*	Hemisphere Media Group, Inc	$252
332,000		Homeland Interactive Technology Ltd	223
254,630	*	HT&E Ltd	327
29,469	*,g	HUUUGE, Inc	288
4,775,759	*,a,e	HUYA, Inc (ADR)	84,292
8,042	*	HYBE Co Ltd	2,087
30,298		Hyundai Hy Communications & Network Co	123
312,024	*	IAC	48,105
4,263,404	*,a,e	iClick Interactive Asia Group Ltd (ADR)	47,068
469,200	*,e,g	iDreamSky Technology Holdings Ltd	300
859,000		IGG, Inc	1,135
462,641	*	iHeartMedia, Inc	12,459
78,900	e,g	IMAX China Holding, Inc	118
62,745	*	Imax Corp	1,349
74,871		Info Edge India Ltd	4,958
1,440,778	*	Informa plc	10,013
3,544,000	*	Inke Ltd	1,004
7,415		Innocean Worldwide, Inc	435
41,631	*	Inox Leisure Ltd	173
46,854		International Games System Co Ltd	1,414
644,811		Interpublic Group of Cos, Inc	20,950
42,017		IPSOS	1,773
121,448	*,e	IQIYI, Inc (ADR)	1,892
3,685,029	*	ITV plc	6,405
63,450	*	JC Decaux S.A.	1,759
4,185	*	Jcontentree Corp	180
109,212		John Wiley & Sons, Inc (Class A)	6,572
497,000	*,e	Joy Spreader Interactive Technology Ltd	203
24,616		JOYY, Inc (ADR)	1,624
4,900	*,e	J-Stream, Inc	163
24,816	*	Just Dial Ltd	321
563,610	*,e	Juventus Football Club S.p.A.	483
21,442		JYP Entertainment Corp	772
45,762		Kadokawa Dwango Corp	1,859
307,071	*	Kahoot! AS.	2,105
80,014		Kakaku.com, Inc	2,407
131,810		Kakao Corp	19,092
27,900	*	Kamakura Shinsho Ltd	253
14,571	*,e	Kinepolis Group NV	789
28,090		Koei Tecmo Holdings Co Ltd	1,366
108,757		Konami Corp	6,513
13,609		KT Skylife Co Ltd	130
891,900	*,e,g	Kuaishou Technology	22,431
32,568	*,e	Lagardere S.C.A.	806
594,259		Leo Group Co Ltd	215
4,362	*,e	Liberty Braves Group (Class A)	123
84,856	*	Liberty Braves Group (Class C)	2,356
32,041	*	Liberty Broadband Corp (Class A)	5,388
205,653	*	Liberty Broadband Corp (Class C)	35,714
34,037	*	Liberty Media Group (Class A)	1,451
331,318	*	Liberty Media Group (Class C)	15,973
108,555	*	Liberty SiriusXM Group (Class A)	5,057
221,086	*	Liberty SiriusXM Group (Class C)	10,256
55,593	*	Liberty TripAdvisor Holdings, Inc	226
75,308	*	LIFULL Co Ltd	240
493,818	*,e	Lions Gate Entertainment Corp (Class A)	10,222
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

955,879	*	Lions Gate Entertainment Corp (Class B)	$17,493
194,815	*	Live Nation, Inc	17,064
659,334	*,e	LiveXLive Media, Inc	3,112
6,602		Loral Space & Communications, Inc	257
28,701	e	M6-Metropole Television	604
26,199	*	Madison Square Garden Co	4,521
47,010	*,e	Madison Square Garden Entertainment Corp	3,947
455,781	*	Magnite, Inc	15,424
1,397,059	*	Mail.Ru Group Ltd	31,657
407,100	*	Major Cineplex Group PCL (Foreign)	302
40,822		Mango Excellent Media Co Ltd	433
30,044	*,e	Marcus Corp	637
30,958		Marvelous, Inc	220
1,527,547	*	Match Group, Inc	246,317
78,682	*	MDC Partners, Inc	460
70,311	*	Media and Games Invest plc	417
5,089,598	*	Media Nusantara Citra Tbk PT	327
12,621	*,e	MediaAlpha, Inc	531
183,793	*	Mediaset Espana Comunicacion SA	1,153
307,693	*	Mediaset S.p.A.	1,112
279,399		Megacable Holdings SAB de C.V.	989
1,646,000	*,g	Meitu, Inc	374
51,500		Meliuz S.A.	510
96,717	*	Meredith Corp	4,201
42,690		Mixi Inc	1,127
12,492,800	*	MNC Vision Networks Tbk PT	226
335,697	*,e,g	Mobvista, Inc	431
103,243	*,e	Modern Times Group AB (B Shares)	1,396
68,215	e	Momo, Inc (ADR)	1,044
40,218	*	MSG Networks, Inc	586
21,100		MTI Ltd	128
158,647		MultiChoice Group Ltd	1,304
65,779		NanJi E-Commerce Co Ltd	99
87,742		National CineMedia, Inc	445
113,561		Naver Corp	42,139
6,959		NCsoft	5,064
9,643	*	Neowiz	216
8,226	*	Neptune Co	181
212,634		NetDragon Websoft, Inc	566
365,526	e	NetEase, Inc	42,127
732,247	*	Netflix, Inc	386,780
152,000	*	Netjoy Holdings Ltd	130
9,111	g	Netmarble Corp	1,083
4,679		New Work SE	1,470
222,922		New York Times Co (Class A)	9,708
695,775		News Corp (Class A)	17,930
169,000		News Corp (Class B)	4,115
121,678		Nexon Co Ltd	2,708
58,472		Nexstar Media Group Inc	8,647
8,187	*	NHN Corp	606
1,439,678		Nine Entertainment Co Holdings Ltd	3,145
244,330		Nintendo Co Ltd	141,387
56,600		Nippon Television Network Corp	660
76,304		Nordic Entertainment Group AB	3,366
281,543		Omnicom Group, Inc	22,521
674,171	*	oOh!media Ltd	883
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,400	e	OPT, Inc	$352
139,804	e	Paradox Interactive AB	2,940
11,220	*	Pearl Abyss Corp	753
655,007		Pearson plc	7,543
66,034		Perfect World Co Ltd	244
634,052	*	Pinterest, Inc	50,058
1,523,405		Plan B Media PCL	295
113,065	*	Playtika Holding Corp	2,695
1,022		PlayWay S.A.	127
105,100	*,e	PR Times, Inc	3,450
244,140	*	Promotora de Informaciones S.A.	223
174,322		ProSiebenSat. Media AG.	3,476
61,008		Proto Corp	722
253,969	e	Publicis Groupe S.A.	16,253
36,466	*	PVR Ltd	655
168,361		Quebecor, Inc	4,490
148,412	*	QuinStreet, Inc	2,758
65,014	*,e	Qutoutiao, Inc (ADR)	121
86,504	g	RAI Way S.p.A	521
46,492		REA Group Ltd	5,891
7,783		Remedy Entertainment Oyj	436
1,951,005		Rightmove plc	17,536
201,800	*	Roku, Inc	92,677
32,871	e,g	Rovio Entertainment Oyj	268
22,453	*	RPA Holdings, Inc	153
339,400	*	RS PCL	243
285,717	*	S4 Capital plc	2,482
74,365		Sanoma-WSOY Oyj	1,233
27,940	*	Saudi Research & Marketing Group	1,319
99,100		Schibsted ASA	4,781
84,457		Schibsted ASA (B Shares)	3,518
39,226	e	Scholastic Corp	1,486
17,147	*,e	Score Media and Gaming, Inc	344
270,563	*,g	Scout24 AG.	22,828
164,127	*,n	Sea Ltd (ADR)	45,069
430,709		Seek Ltd	10,707
2,252,200		Septeni Holdings Co Ltd	9,932
620,568		SES S.A.	4,746
434,671		Shaw Communications, Inc (B Shares)	12,592
9,001	*	Shochiku Co Ltd	1,038
56,144		Sinclair Broadcast Group, Inc (Class A)	1,865
1,606,000	e	Singapore Press Holdings Ltd	2,047
1,421,745	e	Sirius XM Holdings, Inc	9,298
89,984	*,e	Skillz, Inc	1,954
807,000		Sky Perfect Jsat Corp	2,944
14,790	*	SM Entertainment Co	772
617,600	*,†,e	SMI Holdings Group Ltd	1
207,488	*	Snap, Inc	14,138
47,454	e	Societe Television Francaise 1	481
47,540		Soft-World International Corp	178
23,241	*	Sohu.com Ltd (ADR)	432
302,097	*	Southern Cross Media Group	473
139,056	*,e	So-Young International, Inc (ADR)	1,336
216,975	*	Spotify Technology S.A.	59,796
42,300		Square Enix Co Ltd	2,089
303,260	*,e	Stillfront Group AB	2,915
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,920	*,e	Storytel AB	$1,658
29,277		Stroer Out-of-Home Media AG.	2,345
110,656	*,e	Sumo Group plc	560
59,291		Sun TV Network Ltd	423
2,767,100	*	Surya Citra Media Tbk PT	346
705,182	*	Take-Two Interactive Software, Inc	124,831
3,034	*	Tamedia AG.	282
134,453	*	Team17 Group plc	1,354
199,098	*	Technicolor S.A.	774
64,380	*	TechTarget, Inc	4,989
300,874	e	TEGNA, Inc	5,644
44,920		Telenet Group Holding NV	1,692
736,796	*	Television Broadcasts Ltd	702
2,611	*	TEN Square Games S.A.	337
8,243,459		Tencent Holdings Ltd	620,670
1,737,440	*	Tencent Music Entertainment (ADR)	26,896
3,427	*,e	Thryv Holdings, Inc	123
8,400	e	Toei Animation Co Ltd	995
6,184		Toei Co Ltd	1,154
52,145		Toho Co Ltd	2,150
36,600		Tokyo Broadcasting System, Inc	564
138,600	*	Tongdao Liepin Group	320
99,451	*,e	Tremor International Ltd	980
294,374		Trinity Mirror plc	1,120
145,945	*	TripAdvisor, Inc	5,882
132,549	*	TrueCar, Inc	749
1,051,008	*,g	Trustpilot Group plc	4,964
24,551		TV Asahi Corp	390
319,981	*	TV18 Broadcast Ltd	185
2,468,968	*	Twitter, Inc	169,890
95,114	*	Ubisoft Entertainment	6,645
17,458		ValueCommerce Co Ltd	507
32,335	*	Vector, Inc	280
2,738,500		VGI PCL	517
13,500	e,n	ViacomCBS, Inc (Class A)	654
1,165,264	n	ViacomCBS, Inc (Class B)	52,670
566,516	*,e	Vimeo, Inc	27,759
1,210,917	e	Vivendi Universal S.A.	40,686
4,064,020	*	Walt Disney Co	714,333
14,898	*	Webzen, Inc	409
26,826	*,e	Weibo Corp (ADR)	1,412
6,656		WeMade Entertainment Co Ltd	334
278,070	*	WideOpenWest, Inc	5,759
66,958	e	World Wrestling Entertainment, Inc (Class A)	3,876
1,400		Wowow, Inc	30
1,476,987		WPP plc	19,966
57,323		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	213
141,200	*	XD, Inc	1,243
759,838	*	Yandex NV	53,759
186,476	*,e	Yelp, Inc	7,452
8,760	*	YG Entertainment, Inc	399
512,840		YouGov plc	8,371
2,260,639		Z Holdings Corp	11,313
673,991		ZEE Telefilms Ltd	1,951
35,450		Zenrin Co Ltd	364
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

490,213	*	Zhejiang Century Huatong Group Co Ltd	$487
63,000		ZIGExN Co Ltd	237
83,863	*	Zillow Group, Inc (Class A)	10,276
210,303	*,e	Zillow Group, Inc (Class C)	25,703
1,280,919	*	Zynga, Inc	13,616
		TOTAL MEDIA & ENTERTAINMENT	11,006,126

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
205,451	*	10X Genomics, Inc	40,231
650,651	*,g	3SBio, Inc	805
11,146	*	4D Molecular Therapeutics, Inc	268
32,686	*,e	89bio, Inc	611
709,311	*,e	9 Meters Biopharma, Inc	780
29,840		Aarti Drugs Ltd	284
28,806	*,e	AB Science S.A.	334
5,074,972		AbbVie, Inc	571,645
221,802	*	Abcam plc	4,237
21,995	*	ABLBio, Inc	428
276,188	*	Acadia Pharmaceuticals, Inc	6,736
79,684	*	Acceleron Pharma, Inc	10,000
57,355	*	Aclaris Therapeutics, Inc	1,007
122,266	*	Adaptive Biotechnologies Corp	4,996
70,563		Adcock Ingram Holdings Ltd	219
28,362	*	Adicet Bio, Inc	292
221,000	*	Adimmune Corp	425
220,166	*,e	Adverum Biotechnologies, Inc	771
56,121	*,e	Aeglea BioTherapeutics, Inc	391
87,548	*,e	Aerie Pharmaceuticals, Inc	1,402
280,100	*	Affimed NV	2,381
105,028	*	Agenus, Inc	577
98,853		Agilent Technologies, Inc	14,611
168,347	*,e	Agios Pharmaceuticals, Inc	9,278
20,916		Ajanta Pharma Ltd	605
166,021	*	Akebia Therapeutics, Inc	629
19,498	*,e	Akero Therapeutics, Inc	484
256,000	*,g	Akeso, Inc	2,065
38,083	*,e	Akouos, Inc	478
3,515	*	Akoya Biosciences, Inc	68
11,533	*	Albireo Pharma, Inc	406
75,281	*,†,e	Alder Biopharmaceuticals Inc	66
206,804	*,e	Aldeyra Therapeutics, Inc	2,343
71,555	*	Alector, Inc	1,490
48,426	*	Alembic Pharmaceuticals Ltd	642
238,576	*	Alexion Pharmaceuticals, Inc	43,829
15,935	*,e	Aligos Therapeutics, Inc	325
6,537	*	ALK-Abello AS	3,120
994,199	*	Alkermes plc	24,378
30,384	*,e	Allakos, Inc	2,594
1,196,971		Alliance Pharma plc	1,643
282,476	*	Allogene Therapeutics, Inc	7,367
15,534	*,e	Allovir, Inc	307
74,741		Almirall S.A.	1,305
222,127	*	Alnylam Pharmaceuticals, Inc	37,655
1,172,000	*,e,g	Alphamab Oncology	3,749
7,556	*	Alpine Immune Sciences, Inc	68
11,589	*	Alteogen, Inc	861
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,831	*,e	Altimmune, Inc	$924
27,304	*	ALX Oncology Holdings, Inc	1,493
490,549		Amgen, Inc	119,571
10,710	*	Amicogen, Inc	418
714,364	*	Amicus Therapeutics, Inc	6,886
900,363	*	Amneal Pharmaceuticals, Inc	4,610
117,583	*	Amphastar Pharmaceuticals, Inc	2,370
100,776	*,e	Ampio Pharmaceuticals, Inc	168
95,103	*,e	AnaptysBio, Inc	2,466
57,329	*,e	Anavex Life Sciences Corp	1,311
133,472	*,e	AnGes MG, Inc	1,071
2,495	*,e	Angion Biomedica Corp	32
14,437	*	ANI Pharmaceuticals, Inc	506
18,753	*	Anika Therapeutics, Inc	812
42,365	*,e	Annexon, Inc	954
445,514	*	Antares Pharma, Inc	1,942
5,384	*	Anterogen Co Ltd	321
1,287,120	*,†	Anxin-China Holdings Ltd	2
142,604	*	Apellis Pharmaceuticals, Inc	9,013
36,271		Apeloa Pharmaceutical Co Ltd	165
13,042	*,e	Applied Molecular Transport, Inc	597
15,377	*,e	Applied Therapeutics, Inc	320
5,858	*	AptaBio Therapeutics, Inc	303
56,442	*	AquaBounty Technologies, Inc	303
99,922	*,e	Arbutus Biopharma Corp	303
29,057	*,e	Arcturus Therapeutics Holdings, Inc	983
155,427	*	Arcus Biosciences, Inc	4,268
146,143	*,e	Arcutis Biotherapeutics, Inc	3,988
241,801	*	Ardelyx, Inc	1,833
162,616	*	Arena Pharmaceuticals, Inc	11,090
69,894	*	Argenx SE	21,088
10,014	*	Argenx SE	3,029
147,513	*	Arrowhead Pharmaceuticals Inc	12,217
120,158	*	Arvinas, Inc	9,252
105,300	*,e,g	Ascentage Pharma Group International	637
272,000	*,g	Ascletis Pharma, Inc	124
159,160	*	Aspen Pharmacare Holdings Ltd	1,807
1,554,084		Astellas Pharma, Inc	27,082
4,137		AstraZeneca Pharma India Ltd	201
3,848,042		AstraZeneca plc	462,320
1,729,396	e	AstraZeneca plc (ADR)	103,591
13,016	*	Asymchem Laboratories Tianjin Co Ltd	749
346,887	*	Atara Biotherapeutics, Inc	5,394
114,185	*,e	Atea Pharmaceuticals, Inc	2,453
77,921	*,e	Athenex, Inc	360
141,410	*,e	Athersys, Inc	204
45,006	*,e	Athira Pharma, Inc	461
191,916	*	Atossa Therapeutics, Inc	1,213
37,288	*,e	Atreca, Inc	318
103,208	*,e	Aurinia Pharmaceuticals, Inc	1,338
123,476		Aurobindo Pharma Ltd	1,605
206,898	*,e	Aurora Cannabis, Inc	1,874
762,311	*	Avacta Group plc	1,862
3,763,774	*	Avantor, Inc	133,652
445,485	*	Avid Bioservices, Inc	11,427
34,892	*	Avidity Biosciences, Inc	862
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,649	*	Avita Medical, Inc	$260
47,929	*	Avrobio, Inc	426
290,316	*,e	Axsome Therapeutics, Inc	19,585
12,173	e	Bachem Holding AG.	7,221
11,894	*,e	Basilea Pharmaceutica	582
285,458	*	Bausch Health Cos, Inc	8,378
58,047	*	Bavarian Nordic AS	2,395
1,362,319		Bayer AG.	82,822
48,665	*,e	Beam Therapeutics, Inc	6,264
27,458	*	BeiGene Ltd (ADR)	9,423
35,391		Beijing Tiantan Biological Products Corp Ltd	188
198,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	326
137,274	*,e	Berkeley Lights, Inc	6,151
6,761		Betta Pharmaceuticals Co Ltd	113
83,293	*,e	Beyondspring Inc	870
10,620		BGI Genomics Co Ltd	195
19,154	*	Binex Co Ltd	365
37,664	*,g	BioArctic AB	606
7,274	*	BioAtla, Inc	308
177,722	*	Biocon Ltd	968
530,946	*,e	BioCryst Pharmaceuticals, Inc	8,394
517,260	*	BioDelivery Sciences International, Inc	1,852
17,894	e	Biogaia AB (B Shares)	996
340,049	*	Biogen, Inc	117,749
73,548	*	Biohaven Pharmaceutical Holding Co Ltd	7,140
340,674	*	BioMarin Pharmaceutical, Inc	28,426
4,571	*	Biomea Fusion, Inc	71
1,158,014	*	Bionano Genomics, Inc	8,488
15,654	*	Bioneer Corp	299
1	*	BioNTech SE (ADR)	0	^
7,743	*	Bio-Rad Laboratories, Inc (Class A)	4,989
64,495		Biotage AB	1,527
17,671		Bio-Techne Corp	7,957
15,024	*,e	Bioxcel Therapeutics Inc	437
34,392	*,e	Black Diamond Therapeutics, Inc	419
199,935	*	Bluebird Bio, Inc	6,394
130,318	*	Blueprint Medicines Corp	11,463
5,035	e	Boiron S.A.	231
15,960	*,e	Bolt Biotherapeutics, Inc	247
51,293	*,e,g	BoneSupport Holding AB	451
17,350		Boryung Pharmaceutical Co Ltd	364
167,626	*,e	Bridgebio Pharma, Inc	10,218
4,643,278		Bristol-Myers Squibb Co	310,264
102,776	*,e	Brooklyn ImmunoTherapeutics, Inc	1,851
72,244		Bruker BioSciences Corp	5,489
32,173		Bukwang Pharmaceutical Co Ltd	579
37,800	*,e	Burning Rock Biotech Ltd (ADR)	1,114
100,217	*,e	C4 Therapeutics, Inc	3,792
29,479	*,e	Calliditas Therapeutics AB	431
32,001	*,e	Camurus AB	800
213,525	*,e	Canopy Growth Corp (Toronto)	5,164
35,075	*,e,g	CanSino Biologics, Inc	1,863
5,061	*	CanSino Biologics, Inc	608
205,515	*	Cara Therapeutics, Inc	2,933
108,575	*	Cardiff Oncology, Inc	722
127,007	*	CareDx, Inc	11,624
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,410		Caregen Co Ltd	$147
119,433	*,e	Cassava Sciences, Inc	10,204
742,836	*	Catalent, Inc	80,315
295,565	*	Catalyst Pharmaceuticals, Inc	1,700
4,224	*	Celcuity, Inc	101
27,851	*	Celldex Therapeutics, Inc	931
39,767	*	Cellectis S.A.	624
4,765	*	Cellid Co Ltd	568
28,655	*,e	CELLINK AB	1,420
10,221	*	Cellivery Therapeutics, Inc	915
2,000	*	CellSource Co Ltd	315
6,807	*	Celltrion Pharm Inc	950
83,918	*,e	Celltrion, Inc	20,001
11,943	*	Celon Pharma S.A.	132
23,479	*,e	CEL-SCI Corp	204
249,765		Center Laboratories, Inc	625
182,353	*,e	Cerecor Inc	596
47,232	*,e	Cerevel Therapeutics Holdings, Inc	1,210
9,714		Changchun High & New Technology Industry Group, Inc	581
112,784	*	Charles River Laboratories International, Inc	41,721
185,272	*,e	Charlottes Web Holdings, Inc	662
71,877	*,e	ChemoCentryx, Inc	962
48,089		Chemometec A.S.	6,485
177,296	*	Chimerix, Inc	1,418
1,367,500		China Grand Pharmaceutical and Healthcare Holdings Ltd	1,279
980,660		China Medical System Holdings Ltd	2,578
646,393	g	China Resources Pharmaceutical Group Ltd	403
36,720		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	152
584,560	e	China Shineway Pharmaceutical Group Ltd	599
98,612	*	Chinook Therapeutics, Inc	1,392
2,011		Chong Kun Dang Pharm Corp	192
5,207		Chong Kun Dang Pharmaceutical Corp	633
61,380		Chongqing Zhifei Biological Products Co Ltd	1,771
11,859		Choongwae Pharma Corp	315
231,954	*,e	ChromaDex Corp	2,287
283,706		Chugai Pharmaceutical Co Ltd	11,245
402,876	*	Cipla Ltd	5,271
153,386	*,e	Citius Pharmaceuticals, Inc	534
3,094,000	e	CK Life Sciences International Holdings, Inc	354
18,033	*,e	Clene, Inc	203
124,433		Clinigen Group plc	1,065
40,686		Clinuvel Pharmaceuticals Ltd	936
53,487	*,e	Clovis Oncology, Inc	310
86,740	*	CMG Pharmaceutical Co Ltd	406
74,224	*	Codexis, Inc	1,682
8,896	*	Codiak Biosciences, Inc	165
41,829	*,e	Cogent Biosciences, Inc	339
148,088	*	Coherus Biosciences, Inc	2,048
18,271	*	Collegium Pharmaceutical, Inc	432
86,597	*,e	Compugen Ltd	717
19,310	*	Constellation Pharmaceuticals, Inc	653
287,126		Consun Pharmaceutical Group Ltd	187
53,053	*,e	Corcept Therapeutics, Inc	1,167
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

150,917	*,e	CorMedix Inc	$1,035
10,658	*,e	Cortexyme Inc	565
8,508	*,e	COSMO Pharmaceuticals NV	784
52,146	*,e	Crinetics Pharmaceuticals, Inc	983
37,572	*	CRISPR Therapeutics AG.	6,083
198,335	*,e	Cronos Group, Inc	1,709
46,353	*	CrystalGenomics, Inc	324
343,035		CSL Ltd	73,364
5,842,054		CSPC Pharmaceutical Group Ltd	8,439
377,500	*,g	CStone Pharmaceuticals	831
15,239	*	Cue Biopharma, Inc	178
84,069	*,e	Cullinan Oncology, Inc	2,165
12,326	*,e	CureVac NV	906
57,600	*	Curis, Inc	465
97,922	*	Cymabay Therapeutics, Inc	427
67,153	*,e	Cytokinetics, Inc	1,329
38,815	*	CytomX Therapeutics, Inc	246
34,571		Da An Gene Co Ltd of Sun Yat-Sen University	114
10,755		Daewon Pharmaceutical Co Ltd	158
16,235		Daewoong Co Ltd	673
3,602		Daewoong Pharmaceutical Co Ltd	549
3,897,601		Daiichi Sankyo Co Ltd	84,083
12,201		Daito Pharmaceutical Co Ltd	371
664,232		Dechra Pharmaceuticals plc	40,153
36,672	*	Deciphera Pharmaceuticals, Inc	1,343
119,070	*	Denali Therapeutics, Inc	9,340
22,852		Dermapharm Holding SE	1,823
26,192	*,e	DermTech, Inc	1,089
11,771	*	Design Therapeutics, Inc	234
145,597	*	Dicerna Pharmaceuticals, Inc	5,434
182,154	*	Divi S Laboratories Ltd	10,810
2,426		Dong-A Pharmaceutical Co Ltd	262
4,576		Dong-A ST Co Ltd	350
17,671		Dong-E-E-Jiao Co Ltd	98
19,754		DongKook Pharmaceutical Co Ltd	495
13,513		Dongwha Pharm Co Ltd	188
243,072		Dr Reddy’s Laboratories Ltd	17,773
105,242	e	Dr Reddys Laboratories Ltd (ADR)	7,736
237,300		Duopharma Biotech Bhd	173
294,370	*	Durect Corp	480
201,258	*,e	Dynavax Technologies Corp	1,982
64,272	*,e	Dyne Therapeutics, Inc	1,352
10,415	*	Eagle Pharmaceuticals, Inc	446
17,877	*	Edgewise Therapeutics, Inc	381
162,224	*,e	Editas Medicine, Inc	9,188
43,611	*,e	Eiger BioPharmaceuticals, Inc	372
114,000	*	EirGenix, Inc	604
987,418		Eisai Co Ltd	97,041
571,600	*	Elanco Animal Health, Inc	19,829
1,492,165		Eli Lilly & Co	342,482
110,792	*	Emergent Biosolutions, Inc	6,979
23,934	*	Enanta Pharmaceuticals, Inc	1,053
413,905	*	Endo International plc	1,937
5,171	*	Enzychem Lifesciences Corp	447
51,703	*	Eone Diagnomics Genome Center Co Ltd	243
44,196	*,e	Epizyme, Inc	367
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,600		EPS Co Ltd	$480
76,550	*	Ergomed plc	1,244
23,460	g	Eris Lifesciences Ltd	224
13,174	*,e	Esperion Thereapeutics, Inc	279
246,000		Essex Bio-technology Ltd	240
22,368	*	Eubiologics Co Ltd	820
215,121	*	Eurofins Scientific SE	24,605
4,885	*	Eutilex Co Ltd	141
29,943	*,e	Evelo Biosciences, Inc	411
21,000	*	Ever Supreme Bio Technology Co Ltd	314
118,649	*,e	Evolus, Inc	1,501
190,272	*	Evotec AG.	8,631
251,063	*,e	Exact Sciences Corp	31,210
488,553	*,e	Exelixis, Inc	8,901
28,144	*,e	EyePoint Pharmaceuticals, Inc	253
527,447		Faes Farma S.A. (Sigma)	2,105
165,948	*	Fate Therapeutics, Inc	14,403
41,401	*	FDC Ltd	197
53,310	*	FibroGen, Inc	1,420
8,281	*	Finch Therapeutics Group, Inc	117
22,027	*,e	Flexion Therapeutics, Inc	181
282,525	*,e	Fluidigm Corp	1,740
24,870	*,e	Foghorn Therapeutics, Inc	265
48,669	*	Forma Therapeutics Holdings, Inc	1,211
10,877	*,e	Forte Biosciences, Inc	366
39,898	*,e	Fortress Biotech, Inc	142
47,250	*,e	Frequency Therapeutics, Inc	471
69,130	*,e	Fulcrum Therapeutics, Inc	724
298,256	*,e	G1 Therapeutics, Inc	6,544
43,575	*	Galapagos NV	3,022
1,962	*	Galapagos NV	136
27,073	*	Gemini Therapeutics, Inc	175
30,258	*	GeneOne Life Science, Inc	1,276
25,863	*	Generation Bio Co	696
19,900	*	Genetron Holdings Ltd (ADR)	401
14,433	*	Genexine Co Ltd	1,152
337,039	*	Genmab A.S. (ADR)	13,761
130,004	*	Genmab AS	53,268
648,156	*,e	Genomma Lab Internacional S.A. de C.V.	669
885,386	*	Genscript Biotech Corp	3,862
81,073		Genus plc	5,568
385,459	*,e	Geron Corp	543
31,173		Gerresheimer AG.	3,448
3,127,650		Gilead Sciences, Inc	215,370
1,386,723		GlaxoSmithKline plc	27,262
111,681		Glenmark Pharmaceuticals Ltd	982
88,122	*	Global Blood Therapeutics, Inc	3,086
44,801	*,e	GNI Group Ltd	843
78,631	*,e	Gossamer Bio, Inc	638
103,482		Granules India Ltd	463
4,877		Green Cross Cell Corp	178
4,902		Green Cross Corp	1,431
15,311		Green Cross Holdings Corp	464
4,129		Green Cross LabCell Corp	364
2,139	*,e	Greenwich Lifesciences, Inc	96
30,264	e	Grifols S.A.	821
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

278,818	*	Gritstone Oncology, Inc	$2,546
12,634	*	GT Biopharma, Inc	196
55,912		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	293
97,354		H Lundbeck AS	3,100
328,456	*	Halozyme Therapeutics, Inc	14,915
24,414	*	Hanall Biopharma Co Ltd	471
7,082		Handok Pharmaceuticals Co Ltd	176
319,270		Hangzhou Tigermed Consulting Co Ltd	9,531
52,853	g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	1,239
2,729		Hanmi Pharm Co Ltd	810
37,338	*,e	Hansa Biopharma AB	655
847,839	g	Hansoh Pharmaceutical Group Co Ltd	3,705
152,627	*	Harmony Biosciences Holdings, Inc	4,309
81,698	*	Harpoon Therapeutics, Inc	1,133
33,153	*,e	Harvard Bioscience, Inc	276
120,900		Haw Par Corp Ltd	1,233
23,000	*	HEALIOS KK	377
24,556	*	Helixmith Co Ltd	692
389,616	*,e	Heron Therapeutics, Inc	6,047
138,956	*,e	HEXO Corp	807
17,534		Hikma Pharmaceuticals plc	593
4,234		Hisamitsu Pharmaceutical Co, Inc	209
65,006	*,e	Homology Medicines, Inc	473
126,858	*,e	Hookipa Pharma, Inc	1,162
1,282,874	*	Horizon Therapeutics Plc	120,128
2,548,684	*,†,e	Hua Han Health Industry Holdings Ltd	20
518,500	*,g	Hua Medicine	313
48,020		Hualan Biological Engineering, Inc	272
5,311	*	Hugel, Inc	1,132
24,747	*,e	Humanigen, Inc	430
33,454		Humanwell Healthcare Group Co Ltd	146
4,362		Huons Co Ltd	241
3,807		Huons Global Co Ltd	227
37,980	*,e	Hutchison China MediTech Ltd (ADR)	1,491
299,544		Hypermarcas S.A.	2,076
309,464	*,e	iBio, Inc	467
65,610	*,e	ICON plc	13,562
41,506	*,e	Ideaya Biosciences, Inc	871
107,514	*,e	Idorsia Ltd	2,959
4,747	*,e	IGM Biosciences, Inc	395
12,712	*	Ikena Oncology, Inc	178
11,677	*	Il Dong Pharmaceutical Co Ltd	169
472,721	*	Illumina, Inc	223,696
45,948		Ilyang Pharmaceutical Co Ltd	1,545
28,200	*	I-Mab (ADR)	2,367
46,982	*	Immunic, Inc	576
84,952	*,e	ImmunityBio, Inc	1,213
321,892	*	Immunogen, Inc	2,121
79,000	*	Immunotech Biopharm Ltd	195
89,460	*	Immunovant, Inc	946
9,780	*	Impel Neuropharma, Inc	87
4,269,695	*	Imugene Ltd	1,138
217,319	*	Incyte Corp	18,283
800,969	*	Indivior plc	1,713
46,375	*	Infinity Pharmaceuticals, Inc	139
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,281	*	Inhibrx, Inc	$421
594,000	*,g	InnoCare Pharma Ltd	2,186
1,293,573	*,g	Innovent Biologics, Inc	15,089
271,020	*	Innoviva, Inc	3,634
19,242	*,e	Inotiv, Inc	513
748,734	*,e	Inovio Pharmaceuticals, Inc	6,941
19,057	*,e	Inozyme Pharma, Inc	325
184,212	*	Insmed, Inc	5,243
17,092	*,e	Instil Bio, Inc	330
150,292	*,e	Intellia Therapeutics, Inc	24,334
16,136	*,e	Intercept Pharmaceuticals, Inc	322
89,128	*	Intra-Cellular Therapies, Inc	3,638
19,971	*	iNtRON Biotechnology, Inc	438
509,672	*,e	Invitae Corp	17,191
17,535		IOL Chemicals and Pharmaceuticals Ltd	144
231,993	*	Ionis Pharmaceuticals, Inc	9,254
255,808	*	Iovance Biotherapeutics, Inc	6,656
27,189		Ipca Laboratories Ltd	742
3,813		Ipsen	397
527,383	*	IQVIA Holdings, Inc	127,795
918,373	*	Ironwood Pharmaceuticals, Inc	11,819
58,012	*,e	iTeos Therapeutics, Inc	1,488
111,538	*	IVERIC bio, Inc	704
329,384	*	Jazz Pharmaceuticals plc	58,512
26,412		JB Chemicals & Pharmaceuticals Ltd	592
66,644		JCR Pharmaceuticals Co Ltd	2,244
4,549		Jeil Pharmaceutical Co Ltd	176
8,627	*	JETEMA Co Ltd	281
111,000	*,g	JHBP CY Holdings Ltd	268
161,036		Jiangsu Hengrui Medicine Co Ltd	1,692
31,766		Jilin Aodong Pharmaceutical Group Co Ltd	76
4,854,220		Johnson & Johnson	799,684
39,658		Joincare Pharmaceutical Group Industry Co Ltd	84
9,800	*	Joinn Laboratories China Co Ltd	278
89,536	*	Jounce Therapeutics, Inc	609
48,076	*	Jubilant Organosys Ltd	474
60,000	*,g	JW Cayman Therapeutics Co Ltd	193
87,844	*	Kadmon Holdings, Inc	340
67,679		Kaken Pharmaceutical Co Ltd	2,904
56,590	*,e	Kala Pharmaceuticals, Inc	300
8,342,206		Kalbe Farma Tbk PT	806
19,953	*,e	Kaleido Biosciences Inc	148
35,767	*	KalVista Pharmaceuticals Inc	857
49,309	*	Karo Pharma AB	316
20,534	*	Karuna Therapeutics, Inc	2,341
278,585	*,e	Karyopharm Therapeutics, Inc	2,875
27,424	*	KemPharm, Inc	352
48,354	*	Keros Therapeutics, Inc	2,054
90,056	*,e	Kezar Life Sciences, Inc	489
30,473	*,e	Kiniksa Pharmaceuticals Ltd	424
17,150	*,e	Kinnate Biopharma, Inc	399
22,300		Kissei Pharmaceutical Co Ltd	433
112,235	*	Knight Therapeutics, Inc	475
31,162	*	Kodiak Sciences, Inc	2,898
30,822	*	Komipharm International Co Ltd	300
6,576		Korea United Pharm Inc	324
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,859	*,e	Kronos Bio, Inc	$1,170
18,985	*,e	Krystal Biotech Inc	1,291
85,998	*	Kura Oncology, Inc	1,793
23,675		Kwang Dong Pharmaceutical Co Ltd	190
52,714	*	Kymera Therapeutics, Inc	2,557
41,081		Kyorin Co Ltd	671
369,415	e	Kyowa Hakko Kogyo Co Ltd	13,138
10,639		L&C Bio Co Ltd	316
19,490	*	Laboratorios Farmaceuticos Rovi S.A	1,350
2,355	*	Landos Biopharma, Inc	27
356,936	g	Laurus Labs Ltd	3,312
177,500	e	Lee’s Pharmaceutical Holdings Ltd	111
15,445	*	LegoChem Biosciences, Inc	730
280,865	*	Lexicon Pharmaceuticals, Inc	1,289
18,988	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,491
162,712	*,e	Lineage Cell Therapeutics, Inc	464
6,117		Livzon Pharmaceutical Group, Inc	47
247,769		Lonza Group AG.	175,657
70,000	*	Lotus Pharmaceutical Co Ltd	255
62,213		Luminex Corp	2,289
370,661		Lupin Ltd	5,736
1,354,000	*,e,g	Luye Pharma Group Ltd	890
12,878		Maccura Biotechnology Co Ltd	84
96,401	*	MacroGenics, Inc	2,589
28,948	*,e	Madrigal Pharmaceuticals, Inc	2,820
27,514	*	Magenta Therapeutics, Inc	269
1,033,773	*,e	MannKind Corp	5,634
195,048	*	Maravai LifeSciences Holdings, Inc	8,139
20,888	*,e	Marinus Pharmaceuticals, Inc	375
3,143,484	*	Mayne Pharma Group Ltd	754
112,000	*	Medigen Vaccine Biologics Corp	993
56,290	*	Medpace Holdings, Inc	9,943
10,001	*	MedPacto, Inc	622
3,456		Medy-Tox, Inc	727
273,130		Mega Lifesciences PCL	326
63,747	*	MEI Pharma, Inc	182
38,625	*,e	MeiraGTx Holdings plc	599
5,121,581		Merck & Co, Inc	398,305
229,189		Merck KGaA	43,976
6,096		Merck Ltd	455
79,595	*	Mersana Therapeutics, Inc	1,081
578,536	*,e	Mesoblast Ltd	863
37,096	*	Mettler-Toledo International, Inc	51,391
5,281	*	Mezzion Pharma Co Ltd	641
89,450	*,e	MiMedx Group, Inc	1,119
462,108	*,e	Mind Medicine MindMed, Inc	1,594
328,453	*,e	Mind Medicine MindMed, Inc	1,142
11,333	*	Mirati Therapeutics, Inc	1,831
4,533	*	Mirum Pharmaceuticals, Inc	78
21,597	*,e	Mithra Pharmaceuticals S.A.	609
21,975		Mochida Pharmaceutical Co Ltd	722
8,800	*,e	Modalis Therapeutics Corp	138
446,506	*	Moderna, Inc	104,920
21,122	*	Molecular Partners AG.	430
22,596	*,e	Molecular Templates, Inc	177
63,098	*,e	Morphic Holding, Inc	3,621
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,303	*	Morphosys AG.	$3,050
364,485	*	Mustang Bio, Inc	1,210
103,448	*	Myriad Genetics, Inc	3,163
11,683		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	75
92,742	*	NanoString Technologies, Inc	6,009
71,539		Natco Pharma Ltd	1,088
103,188	*	Natera, Inc	11,715
192,270	*,e	Nektar Therapeutics	3,299
116,188	*	NeoGenomics, Inc	5,248
42,066	*,e	Neoleukin Therapeutics, Inc	388
114,971	*	Neurocrine Biosciences, Inc	11,189
9,278	*,e	NexImmune, Inc	151
41,170	*	NGM Biopharmaceuticals Inc	812
51,702		Nichi-iko Pharmaceutical Co Ltd	413
23,100		Nippon Shinyaku Co Ltd	1,838
22,003	*,e	Nkarta, Inc	697
22,474	*	NKMax Co Ltd	289
1,257,940		Novartis AG.	114,758
36,546	*,e	Novavax, Inc	7,759
1,526,861		Novo Nordisk AS	127,811
19,605	*,e	Nurix Therapeutics, Inc	520
167,908	*,e	Nuvation Bio, Inc	1,563
101,963	*	OBI Pharma, Inc	415
220,030	*,e	Ocugen, Inc	1,767
40,998	*,e	Ocular Therapeutix, Inc	581
170,500	*,g	Ocumension Therapeutics	600
11,352	*	Olema Pharmaceuticals, Inc	318
7,216	*	OliX Pharmaceuticals, Inc	283
80,509	*,e	Omeros Corp	1,195
288,413	*,e	Oncocyte Corp	1,655
65,907	*,g	Oncopeptides AB	719
69,077	*	Oncorus, Inc	953
134,791	*	Oncternal Therapeutics, Inc	640
313,679	*	Oneness Biotech Co Ltd	2,612
39,188		Ono Pharmaceutical Co Ltd	874
545,169	*,e	Opko Health, Inc	2,208
14,152	*	Oramed Pharmaceuticals, Inc	189
235,885	*,e	Organigram Holdings, Inc	676
404,096	*,e	Organogenesis Holdings Inc	6,716
54,475	*	Organon & Co	1,648
36,914	*,e	ORIC Pharmaceuticals, Inc	653
15,387		Orion Oyj (Class B)	662
17,109	*	Oscotec, Inc	593
138,180	e	Otsuka Holdings KK	5,738
46,401	*,e	Outlook Therapeutics, Inc	116
60,661	*	Oxford Biomedica plc	1,091
38,405	*,e	Oyster Point Pharma, Inc	660
414,362	*	Pacific Biosciences of California, Inc	14,490
124,863	*	Pacira BioSciences Inc	7,577
517,754	*	Paion AG.	1,193
25,460	*,e	Paratek Pharmaceuticals, Inc	174
92,214	*	Passage Bio, Inc	1,221
315,600	*	PeptiDream, Inc	15,424
54,109		PerkinElmer, Inc	8,355
28,958		Perrigo Co plc	1,328
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,076	*	Personalis, Inc	$1,166
9,348,576		Pfizer, Inc	366,090
85,000	e	Pharma Foods International Co Ltd	2,123
15,807	e	Pharma Mar S.A.	1,425
4,075		PHARMA RESEARCH PRODUCTS Co Ltd	326
76,472		PharmaEngine Inc	179
154,480	*	PharmaEssentia Corp	481
69,951	*,†	Pharmally International Holding Co Ltd	0	^
124,482	g	Pharmaron Beijing Co Ltd	3,314
33,800		Pharmaron Beijing Co Ltd	1,133
42,820	*	Pharmicell Co Ltd	691
681,469	*,e	Pharming Group NV	777
20,103	*,e	Phathom Pharmaceuticals, Inc	680
121,162		Phibro Animal Health Corp	3,499
14,725	*,e	Pliant Therapeutics, Inc	429
25,055	*,e	PMV Pharmaceuticals, Inc	856
4,776	*	Portage Biotech, Inc	100
41,540	*,e	Poseida Therapeutics, Inc	416
256,476	*	PPD, Inc	11,821
56,080	*,e	Praxis Precision Medicines, Inc	1,025
344,662	*,e	Precigen, Inc	2,247
29,475	*	Precision BioSciences Inc	369
7,100	*,e	Prelude Therapeutics, Inc	203
103,426	*	Prestige Consumer Healthcare, Inc.	5,388
83,715	*,†	Progenics Pharmaceuticals, Inc	0
14,205	*	Prometheus Biosciences, Inc	349
45,843	*	Protagonist Therapeutics, Inc	2,057
107,580	*,e	Prothena Corp plc	5,531
70,427	*,e	Provention Bio, Inc	594
54,054	*	PTC Therapeutics, Inc	2,285
18,131	*	Puma Biotechnology, Inc	166
40,416	*,e	QIAGEN NV	1,955
95,456	*	QIAGEN NV (Turquoise)	4,614
38,115	*	Quanterix Corp	2,236
158,156	*	Radius Health, Inc	2,885
5,758	*	Rain Therapeutics, Inc	89
9,797	*,e	RAPT Therapeutics, Inc	311
49,590	*,e	Reata Pharmaceuticals, Inc	7,018
10,687		Recordati S.p.A.	611
17,435	*	Recursion Pharmaceuticals, Inc	636
66,124	*	Regeneron Pharmaceuticals, Inc	36,933
36,998	*	REGENXBIO, Inc	1,437
36,894	*,e	Relay Therapeutics, Inc	1,350
1,938,327	*,e	Relief Therapeutics Holding AG.	417
7,771	*,e	Relmada Therapeutics, Inc	249
8,754	*,e	Reneo Pharmaceuticals, Inc	82
80,849	*,e	Repligen Corp	16,139
36,624	*	Replimune Group, Inc	1,407
77,085	*	Revance Therapeutics, Inc	2,285
144,600	*	REVOLUTION Medicines, Inc	4,590
66,547	*	Rhythm Pharmaceuticals, Inc	1,303
54,635		Richter Gedeon Rt	1,455
140,325	*,e	Rigel Pharmaceuticals, Inc	609
845,537		Roche Holding AG.	318,630
3,403	e	Roche Holding AG.	1,384
94,210	*	Rocket Pharmaceuticals, Inc	4,173
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

427,347		Royalty Pharma plc	$17,517
24,362	*,e	Rubius Therapeutics, Inc	595
91,544	*,e	Sage Therapeutics, Inc	5,201
10,681	*	Sam Chun Dang Pharm Co Ltd	516
8,119		Samjin Pharmaceutical Co Ltd	199
12,507	*,g	Samsung Biologics Co Ltd	9,319
50,117	*,e	Sana Biotechnology, Inc	985
30,024	*,e	SanBio Co Ltd	379
268,801	*	Sangamo Therapeutics Inc	3,218
6,992		Sanofi India Ltd	722
1,087,045		Sanofi-Aventis	114,208
38,083		Santen Pharmaceutical Co Ltd	526
119,874	*	Sarepta Therapeutics, Inc	9,319
45,164		Sartorius Stedim Biotech	21,376
47,180		Saudi Pharmaceutical Industries & Medical Appliances Corp	726
40,417		Sawai Group Holdings Co Ltd	1,803
176,627	*	Schnell Biopharmaceuticals, Inc	194
19,062	*,e	Scholar Rock Holding Corp	551
180,960		Scinopharm Taiwan Ltd	168
599,080	*	Seagen, Inc	94,583
68,578		Searle Co Ltd	106
15,538	e	Seegene, Inc	1,140
40,169	*	Seelos Therapeutics, Inc	106
15,740	*,e	Seer, Inc	516
38,000		Seikagaku Corp	369
465,776	*	Selecta Biosciences, Inc	1,947
9,845	*	Sensei Biotherapeutics, Inc	96
80,664	*,e	Seres Therapeutics, Inc	1,924
288,824	*,e	Sesen Bio, Inc	1,334
41,313		Shandong Buchang Pharmaceuticals Co Ltd	144
47,688		Shanghai Fosun Pharmaceutical Group Co Ltd	532
377,929	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	3,050
403,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	268
444,900		Shanghai Haixin Group Co	150
30,141	g	Shanghai Haohai Biological Technology Co Ltd	370
155,037		Shanghai RAAS Blood Products Co Ltd	180
23,454	*,e	Shattuck Labs, Inc	680
14,775		Shenzhen Hepalink Pharmaceutical Group Co Ltd	36
66,730		Shenzhen Kangtai Biological Products Co Ltd	1,536
32,325	*	Shenzhen Salubris Pharmaceuticals Co Ltd	165
19,348	*	Shijiazhuang Yiling Pharmaceutical Co Ltd	87
24,409	*	Shilpa Medicare Ltd	177
14,256		Shin Poong Pharmaceutical Co Ltd	1,091
29,322		Shionogi & Co Ltd	1,528
57,155	*	Sichuan Kelun Pharmaceutical Co Ltd	176
4,066		Siegfried Holding AG.	3,816
29,172	*	SIGA Technologies, Inc	183
11,864	*	Sigilon Therapeutics, Inc	127
2,882,000		Sihuan Pharmaceutical Holdings	1,231
32,473	*	Silence Therapeutics plc	276
13,434	*,†,e	SillaJen, Inc	0	^
18,005	*,e	Silverback Therapeutics, Inc	556
4,420,236		Sino Biopharmaceutical	4,331
11,521	*	SK Biopharmaceuticals Co Ltd	1,257
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,610	*	Solara Active Pharma Sciences Ltd	$218
503,911	*	Solid Biosciences, Inc	1,844
455,459	*,e	Sorrento Therapeutics, Inc	4,413
72,608	*,e	Sosei Group	1,193
239,044	*	Sotera Health Co	5,792
71,070	*	Spectrum Pharmaceuticals, Inc	267
10,305	*,e	Spero Therapeutics, Inc	144
40,137	*	SpringWorks Therapeutics, Inc	3,308
17,973	*,e	Spruce Biosciences, Inc	201
31,227	*,e	SQZ Biotechnologies Co	451
598,369		SSY Group Ltd	534
7,042	*	ST Pharm Co Ltd	703
41,665	*,e	Stoke Therapeutics, Inc	1,402
48,949		Strides Arcolab Ltd	501
1,043,275		Sumitomo Dainippon Pharma Co Ltd	21,882
11,909	*,e	Summit Therapeutics, Inc	89
56,030	*	Sun Pharma Advanced Research Company Ltd	173
357,125		Sun Pharmaceutical Industries Ltd	3,248
169,714	*	Supernus Pharmaceuticals, Inc	5,225
45,345	*,e	Surface Oncology, Inc	338
99,316	*,e	Sutro Biopharma, Inc	1,846
66,450		Suven Pharmaceuticals Ltd	430
62,732		SwedenCare AB	844
204,532	*	Swedish Orphan Biovitrum AB	3,729
85,751	*	Syndax Pharmaceuticals, Inc	1,472
110,970	*	Syneos Health, Inc	9,931
93,676	*,g	Syngene International Ltd	736
53,579	*,e	Syros Pharmaceuticals, Inc	292
241,799	*	Taigen Biopharmaceuticals Holdings Ltd	165
139,000	*	TaiMed Biologics, Inc	331
2,478		Taisho Pharmaceutical Holdings Co Ltd	133
49,533		Takara Bio, Inc	1,320
501,510		Takeda Pharmaceutical Co Ltd	16,831
6,852	*	Talaris Therapeutics, Inc	101
97,360	*	Tanvex BioPharma, Inc	202
26,646	*,e	Taro Pharmaceutical Industries Ltd	1,917
7,452	*	Tarsus Pharmaceuticals, Inc	216
15,629	*,e	Taysha Gene Therapies, Inc	331
39,584	*	TCR2 Therapeutics Inc	650
21,370	e	Tecan Group AG.	10,589
181,715	*	Telix Pharmaceuticals Ltd	828
6,803	*	Terns Pharmaceuticals, Inc	83
111,070	*	Teva Pharmaceutical Industries Ltd (ADR)	1,100
168,333	*	TG Therapeutics, Inc	6,530
1,028,746	*,e	TherapeuticsMD, Inc	1,224
33,035	*	Theravance Biopharma, Inc	480
457,657		Thermo Fisher Scientific, Inc	230,874
160,600		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	172
474,000		Tong Ren Tang Technologies Co Ltd	435
56,381		Tonghua Dongbao Pharmaceutical Co Ltd	104
790,951	*,e	Tonix Pharmaceuticals Holding Corp	878
14,565		Torii Pharmaceutical Co Ltd	319
21,292		Torrent Pharmaceuticals Ltd	832
26,913		Towa Pharmaceutical Co Ltd	655
134,841	*	Translate Bio, Inc	3,714
213,596	*	Travere Therapeutics, Inc	3,116
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,341	*,e	Trevena, Inc	$300
121,527	*,e	Trillium Therapeutics, Inc	1,179
77,047	*,e	Trillium Therapeutics, Inc	746
58,500		Tsumura & Co	1,839
153,917		TTY Biopharm Co Ltd	482
135,732	*	Turning Point Therapeutics Inc	10,590
81,695	*	Twist Bioscience Corp	10,886
80,545		UCB S.A.	8,436
17,904	*	Ultragenyx Pharmaceutical, Inc	1,707
1,183,562		United Laboratories Ltd	971
217,460	*	United Therapeutics Corp	39,015
37,398	*,e	UroGen Pharma Ltd	571
127,583	*	Vaccibody AS.	1,119
68,310	*,e	Valneva SE	901
73,242	*	Vanda Pharmaceuticals, Inc	1,575
74,924	*,e	Vaxart Inc	561
6,896	*	Vaxcell-Bio Therapeutics Co Ltd	553
44,970	*,e	Vaxcyte, Inc	1,012
292,675	*,e	VBI Vaccines, Inc	980
555,870		Vectura Group plc	1,049
158,987	*	Veracyte, Inc	6,356
101,396	*,e	Verastem, Inc	413
149,625	*,e	Vericel Corp	7,855
8,400	*,e	Verrica Pharmaceuticals, Inc	95
573,906	*	Vertex Pharmaceuticals, Inc	115,717
395,668		Viatris, Inc	5,654
4,955		Vifor Pharma AG.	642
84,674	*,e	Viking Therapeutics, Inc	507
6,438	*	Vincerx Pharma, Inc	84
65,000	*,e	Vir Biotechnology, Inc	3,073
42,104	*	Viracta Therapeutics, Inc	477
7,895		Virbac S.A.	2,708
128,818	*,e	VistaGen Therapeutics, Inc	406
59,276		Vitrolife AB	2,464
508,500	g	Viva Biotech Holdings	651
14,037	*,e	Vor BioPharma, Inc	262
241,628		Walvax Biotechnology Co Ltd	2,305
179,730	*	Waters Corp	62,116
27,648	*,e	WaVe Life Sciences Ltd	184
7,235	*	Werewolf Therapeutics, Inc	126
2,656,404	*	Winteam Pharmaceutical Group Ltd	1,820
35,411	*	Wockhardt Ltd	247
64,550		WuXi AppTec Co Ltd	1,562
147,437	e,g	WuXi AppTec Co Ltd (Hong Kong)	3,441
11,387,878	*,g	Wuxi Biologics Cayman, Inc	208,515
19,487	*,e	XBiotech, Inc	323
48,895	*	Xencor, Inc	1,686
14,252	*,e	XOMA Corp	485
174,904	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	193
33,858		Yifan Pharmaceutical Co Ltd	90
18,343	*	Y-mAbs Therapeutics, Inc	620
18,403		Yuhan Corp	1,031
72,312	*	Yungjin Pharmaceutical Co Ltd	376
172,707		YungShin Global Holding Corp	273
33,148		Yunnan Baiyao Group Co Ltd	593
72,217	*	Zai Lab Ltd (ADR)	12,782
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,765	*	Zealand Pharma AS	$1,058
39,690	*	Zentalis Pharmaceuticals, Inc	2,112
25,000		Zeria Pharmaceutical Co Ltd	472
43,601		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	3,023
36,258		Zhejiang Huahai Pharmaceutical Co Ltd	117
36,052	*	Zhejiang Jiuzhou Pharmaceutical Co Ltd	271
75,216		Zhejiang NHU Co Ltd	333
11,467		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	114
106,708	*,e	ZIOPHARM Oncology, Inc	282
1,124,604		Zoetis, Inc	209,581
74,417	*	Zogenix, Inc	1,286
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,007,438

REAL ESTATE - 2.9%
502,977		Abacus Property Group	1,186
113,391		Acadia Realty Trust	2,490
782		Activia Properties Inc	3,702
1,356		Advance Residence Investment Corp	4,517
32,864	e	Aedifica S.A.	4,341
102,400		Aeon Mall Co Ltd	1,578
1,394		AEON REIT Investment Corp	2,060
11,066	*	AFI Properties Ltd	480
568,302		Agile Property Holdings Ltd	737
129,409		Agree Realty Corp	9,122
411,700		AIMS AMP Capital Industrial REIT	450
71,116	*	Airport City Ltd	1,192
1,713,219		Aldar Properties PJSC	1,782
80,945	g	ALDER Group S.A.	2,129
192,468		Alexander & Baldwin, Inc	3,526
1,274		Alexander’s, Inc	341
223,738		Alexandria Real Estate Equities, Inc	40,707
122,022		Aliansce Sonae Shopping Centers sa	712
63,337		Allied Properties Real Estate Investment Trust	2,302
15,026		Allreal Holding AG.	2,959
150,887		Alony Hetz Properties & Investments Ltd	2,103
383,313		Alstria Office REIT-AG.	7,082
3,437		Altarea SCA	722
41,248		Altus Group Ltd	1,912
687,198		Amata Corp PCL (Foreign)	393
173,981		American Assets Trust, Inc	6,488
24,915		American Campus Communities, Inc	1,164
135,801		American Finance Trust, Inc	1,152
1,095,304		American Homes 4 Rent	42,553
743,639		American Tower Corp	200,887
359,545		Americold Realty Trust	13,609
210,040		Amot Investments Ltd	1,379
220,000	e	Aoyuan Healthy Life Group Co Ltd	165
90,393		Apartment Income REIT Corp	4,287
201,903		Apartment Investment and Management Co	1,355
283,883		Apple Hospitality REIT, Inc	4,332
1,190,141		ARA LOGOS Logistics Trust	740
340,563		Arena REIT	919
860,230		Argosy Property Ltd	938
152,101		Armada Hoffler Properties, Inc	2,021
331,004		Aroundtown S.A.	2,583
65,329		Arriyadh Development Co	427
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,830		Artis Real Estate Investment Trust	$604
828,000		Ascendas India Trust	857
3,017,663		Ascendas REIT	6,631
1,987,204		Ascott Trust	1,481
147,819	*,e	Ashford Hospitality Trust, Inc	674
1,849,732		Asian Property Development PCL (Foreign)	482
2,783,177		Assura Group Ltd	2,846
43,190		Atrium Ljungberg AB	983
548,900		AvalonBay Communities, Inc	114,550
455,310		Aventus Retail Property Fund Ltd	1,074
908,900		Axis Real Estate Investment Trust	418
7,001,508		Ayala Land, Inc	5,171
4,761,352	*,†	AZ BGP Holdings	14
4,058		Azrieli Group	286
8,872,000		Bangkok Land PCL	305
824,154		Barwa Real Estate Co	675
138,688		Bayside Land Corp	1,328
20,300	*	BBX Capital, Inc	163
35,602		Befimmo SCA Sicafi	1,414
1,612,809	*,e	Beijing Capital Land Ltd	351
1,022,000		Beijing North Star Co	191
10,000	*	Big Shopping Centers Ltd	1,281
359,760		Big Yellow Group plc	6,498
3,881		Blue Square Real Estate Ltd	298
1,080,930		BMO Commercial Property Trust Ltd	1,355
23,112		Boardwalk REIT	762
199,871		Boston Properties, Inc	22,903
700,700	*	BR Malls Participacoes S.A.	1,429
1,525,396		BR Properties S.A.	2,812
2,561	*	Brack Capital Properties NV	273
60,476	*	BraeMar Hotels & Resorts, Inc	376
593,297		Brandywine Realty Trust	8,134
71,428	*	Brigade Enterprises Ltd	269
204,645		British Land Co plc	1,400
54,806		Brixmor Property Group, Inc	1,255
382,421	e	Broadstone Net Lease, Inc	8,952
56,540		Brookfield Property REIT, Inc	1,068
15,516		Brt Realty Trust	269
5,514,500	*	Bumi Serpong Damai Tbk PT	366
498,379		Bunnings Warehouse Property Trust	1,590
268,417	*,e	C&D International Investment Group Ltd	481
314,000	*	C&D Property Management Group Co Ltd	194
64,062		CA Immobilien Anlagen AG.	2,677
2,391,216		Cambridge Industrial Trust	730
16,792		Camden Property Trust	2,228
79,494		Canadian Apartment Properties REIT	3,727
739,431	*	Capital & Counties Properties	1,652
2,491,388		CapitaLand Ltd	6,882
3,936,385		CapitaMall Trust	6,129
984,087		CapitaRetail China Trust	1,004
255,440		CareTrust REIT, Inc	5,934
70,407		Carmila S.A.	966
245,517		Castellum AB	6,251
104,035		CatchMark Timber Trust, Inc	1,217
28,098		Catena AB	1,504
514,900		Cathay Real Estate Development Co Ltd	366
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

450,424	*	CBRE Group, Inc	$38,615
888,020		CDL Hospitality Trusts	813
109,196		Cedar Woods Properties Ltd	550
231,008		Cencosud Shopping S.A.	378
17,313		Centerspace	1,366
774,968	*,e	Central China Management Co Ltd	229
239,000	e	Central China New Life Ltd	243
691,968		Central China Real Estate Ltd	180
1,670,782		Central Pattana PCL (Foreign)	2,741
602,355		Centuria Capital Group	1,257
493,622		Centuria Industrial REIT	1,375
401,840		Centuria Office REIT	704
2,210,806		Champion Real Estate Investment Trust	1,242
716,403		Charter Hall Education Trust	1,864
620,545		Charter Hall Group	7,185
902,182		Charter Hall Long Wale REIT	3,207
65,139	*	Chatham Lodging Trust	838
514,036		China Aoyuan Group Ltd	434
1,779,899	e	China Evergrande Group	2,315
181,900		China Fortune Land Development Co Ltd	147
2,229,156		China Jinmao Holdings Group Ltd	746
516,000	*,g	China Logistics Property Holdings Co Ltd	235
675,000		China Merchants Commercial Real Estate Investment Trust	242
1,334,000		China Merchants Land Ltd	187
40,008		China Merchants Property Operation & Service Co Ltd	106
184,827		China Merchants Shekou Industrial Zone Holdings Co Ltd	313
1,261,794		China Overseas Grand Oceans Group Ltd	735
3,249,786		China Overseas Land & Investment Ltd	7,369
510,119		China Overseas Property Holdings Ltd	546
2,910,602		China Resources Land Ltd	11,755
310,400	g	China Resources Mixc Lifestyle Services Ltd	2,126
1,414,452		China SCE Group Holdings Ltd	581
4,056,000		China South City Holdings Ltd	444
2,955,938		China Vanke Co Ltd	9,239
3,189,518		China Vanke Co Ltd (Class A)	11,741
253,000	g	China Vast Industrial Urban Development Co Ltd	98
547,000		Chinese Estates Holdings Ltd	255
163,076		Choice Properties REIT	1,880
148,088		Chong Hong Construction Co	420
37,940		Cibus Nordic Real Estate AB	906
1,368,864		CIFI Holdings Group Co Ltd	1,068
356,853	e	City Developments Ltd	1,938
62,461		City Office REIT, Inc	776
61,878	e	Citycon Oyj	527
701,416		Civitas Social Housing plc	1,121
1,727,801		CK Asset Holdings Ltd	11,892
12,773		Clipper Realty, Inc	94
181,862		CLS Holdings plc	605
26,549		Cofinimmo	4,044
31,597	e	Colliers International Group, Inc	3,538
407,000	e	Colour Life Services Group	160
291,611		Columbia Property Trust, Inc	5,071
641		Comforia Residential REIT, Inc	2,019
90,705		Cominar Real Estate Investment Trust	800
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,818		Community Healthcare Trust, Inc	$2,364
266,234		Concentradora Fibra Danhos S.A. de C.V.	295
540,135	e	Corem Property Group AB	1,223
57,774	*	CorePoint Lodging, Inc	618
59,246		Coresite Realty	7,975
19,252	*,e	Corestate Capital Holding S.A.	252
598,056		Corp Inmobiliaria Vesta SAB de C.V.	1,163
232,572		Corporate Office Properties Trust	6,510
1,330,000	*,e	Cosmopolitan International Holdings Ltd	262
6,983,898		Country Garden Holdings Co Ltd	7,817
198,846		Cousins Properties, Inc	7,314
4,891	e	CRE Logistics REIT, Inc	8,245
46,902		Crombie Real Estate Investment Trust	671
271,300		Cromwell European Real Estate Investment Trust	801
1,429,734		Cromwell Group	938
944,289		Crown Castle International Corp	184,231
52,896		CT Real Estate Investment Trust	699
8,779	e	CTO Realty Growth, Inc	470
217,002		CubeSmart	10,052
153,083	*,e	Cushman & Wakefield plc	2,674
452,505		Custodian Reit plc	609
545,681		CyrusOne, Inc	39,027
226,000		DaFa Properties Group Ltd	182
45,710		Daibiru Corp	577
35,522		Daito Trust Construction Co Ltd	3,876
455,981		Daiwa House Industry Co Ltd	13,711
1,803		Daiwa House REIT Investment Corp	5,306
335		Daiwa Office Investment Corp	2,329
1,790		Daiwa Securities Living Investments Corp	1,944
2,320,377	*	DAMAC Properties Dubai Co PJSC	809
263,559	*	Dar Al Arkan Real Estate Development Co	744
315,000		Datang Group Holdings Ltd	176
115,403		Derwent London plc	5,293
228,960		Deutsche Annington Immobilien SE	14,797
52,139		Deutsche Euroshop AG.	1,237
118,061		Deutsche Wohnen AG.	7,224
664,000		Dexin China Holdings Co Ltd	252
539,290		Dexus Property Group	4,299
281,566	*	DiamondRock Hospitality Co	2,731
100,443		DIC Asset AG.	1,735
316,238		Digital Realty Trust, Inc	47,581
732,129	*,e	DigitalBridge Group, Inc	5,784
93,868		Dios Fastigheter AB	972
735,179		Diversified Healthcare Trust	3,073
282,573		DLF Ltd	1,070
17,891		Dongwon Development Co Ltd	98
414,430	*	DoubleDragon Properties Corp	103
31,207		Douglas Emmett, Inc	1,049
104,277		Dream Industrial Real Estate Investment Trust	1,285
25,311		Dream Office Real Estate Investment Trust	469
26,513		DREAM Unlimited Corp	566
378,582		Duke Realty Corp	17,926
437,000	*,†	Eagle Hospitality Trust	4
169,832		Easterly Government Properties, Inc	3,580
46,221		EastGroup Properties, Inc	7,601
522,600	e	E-House China Enterprise Holdings Ltd	446
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

755,898	*	Emaar Development PJSC	$765
172,289	*	Emaar Economic City	588
1,523,463		Emaar Properties PJSC	1,730
1,587,161		Emlak Konut Gayrimenkul Yatiri	341
191,393	e	Empire State Realty Trust, Inc	2,297
995,692	*	Empiric Student Property plc	1,186
124,353	g	Entra ASA	2,842
176,223	*	EPR Properties	9,283
135,082		Equinix, Inc	108,417
477,413		Equites Property Fund Ltd	628
158,893		Equity Commonwealth	4,163
1,446,712		Equity Lifestyle Properties, Inc	107,505
571,438		Equity Residential	44,001
1,727,800	*,g	ESR Cayman Ltd	5,826
70,800	*	ESR Kendall Square REIT Co Ltd	473
326,618		Essential Properties Realty Trust, Inc	8,832
73,584		Essex Property Trust, Inc	22,076
43,576		Eurocommercial Properties NV	1,087
257,000		Excellence Commercial Property & Facilities Management Group Ltd	280
91,326	*,e	eXp World Holdings Inc	3,541
215,084		Extra Space Storage, Inc	35,235
272,526		Fabege AB	4,370
1,610,738	e	Fantasia Holdings Group Co Ltd	182
1,372,269		Far East Consortium	518
889,405		Far East Hospitality Trust	384
182,812		Farglory Land Development Co Ltd	349
38,951	e	Farmland Partners, Inc	469
115,395	*	Fastighets AB Balder	7,234
3,119	*,e	Fathom Holdings, Inc	102
156,118		Federal Realty Investment Trust	18,292
2,946,197		Fibra Uno Administracion S.A. de C.V.	3,182
6,309,000		Filinvest Land, Inc	142
64,608		Financial Street Holdings Co Ltd	68
119,055		First Capital Real Estate Investment Trust	1,690
240,792		First Industrial Realty Trust, Inc	12,577
37,253		FirstService Corp	6,389
5,245		Fonciere Des Regions	449
101,919	*	Forestar Group, Inc	2,131
955,032		Fortress REIT Ltd (Class A)	908
1,453,000		Fortune Real Estate Investment Trust	1,557
168,696		Four Corners Property Trust, Inc	4,658
148,892	e	Franklin Street Properties Corp	783
1,011,477		Frasers Centrepoint Trust	1,831
875,600	e	Frasers Hospitality Trust	335
6,297,245	e	Frasers Logistics & Industrial Trust	6,751
474	e	Frontier Real Estate Investment Corp	2,214
9,860	*	FRP Holdings, Inc	549
606		Fukuoka REIT Corp	1,019
435,286		Gaming and Leisure Properties, Inc	20,167
350,000		Ganglong China Property Group Ltd	207
140,917		Gazit Globe Ltd	1,016
583,881		GCP Student Living plc	1,300
920,362		GDI Property Group	773
7,750	e	Gecina S.A.	1,187
90,664		Gemdale Corp	144
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,592,937		Gemdale Properties and Investment Corp Ltd	$713
180,177	e	Geo Group, Inc	1,283
107,889		Getty Realty Corp	3,361
41,748		Gladstone Commercial Corp	942
83,970	e	Gladstone Land Corp	2,020
77,486		Global Medical REIT, Inc	1,144
128,547		Global Net Lease, Inc	2,378
936		Global One Real Estate Investment Corp	1,053
8,284,000	*,e	Glory Sun Financial Group Ltd	223
462		GLP J-Reit	797
102,506	*	Godrej Properties Ltd	1,930
100,780		Goldcrest Co Ltd	1,504
1,963,274		Goodman Group	31,070
1,094,847		Goodman Property Trust	1,764
1,683,175		GPT Group	6,157
874,396		Grainger plc	3,446
108,024	*	Grand City Properties S.A.	2,917
81,293		Granite REIT	5,409
996,959		Great Portland Estates plc	9,774
214,995		Greenland Holdings Corp Ltd	181
656,000		Greenland Hong Kong Holdings Ltd	211
399,822	e	Greentown China Holdings Ltd	617
376,005		Growthpoint Properties Australia Ltd	1,145
1,538,932	e	Growthpoint Properties Ltd	1,606
746,592	e	Guangzhou R&F Properties Co Ltd	853
264,898		H&R Real Estate Investment Trust	3,419
67,694		Hamborner REIT AG.	721
3,022,317	e	Hammerson plc	1,556
1,375,442		Hang Lung Group Ltd	3,508
1,873,995		Hang Lung Properties Ltd	4,545
579		Hankyu Reit, Inc	838
420,394		Healthcare Realty Trust, Inc	12,696
401,846		Healthcare Trust of America, Inc	10,729
953,579		Healthpeak Properties Inc	31,745
30,822		Heiwa Real Estate Co Ltd	1,162
801		Heiwa Real Estate REIT, Inc	1,260
97,177		Helical Bar plc	585
343,246		Heliopolis Housing	102
1,311,518		Henderson Land Development Co Ltd	6,206
47,532	*	Hersha Hospitality Trust	511
30,738,728		Hibernia REIT plc	45,196
656,000		Highwealth Construction Corp	1,027
18,705		Highwoods Properties, Inc	845
86,264		Home Consortium	351
1,152,562		Hongkong Land Holdings Ltd	5,489
633,427		Hopson Development Holdings Ltd	2,903
195		Hoshino Resorts REIT, Inc	1,185
1,328,233	*	Host Hotels and Resorts, Inc	22,700
53,243	*	Howard Hughes Corp	5,189
241,393		Huaku Development Co Ltd	736
195,586		Hudson Pacific Properties	5,441
110,811		Hufvudstaden AB (Series A)	1,884
700,000	e	Huijing Holdings Co Ltd	178
191,783	e	Hulic Co Ltd	2,154
1,468		Hulic Reit, Inc	2,471
316,112		Hung Sheng Construction Co Ltd	221
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

223,648	*	Hyprop Investments Ltd	$415
638,696		Hysan Development Co Ltd	2,546
34,758		Icade	2,999
270,125		Ichigo Holdings Co Ltd	855
1,290		Ichigo Real Estate Investment Corp	1,146
1,273,200		IGB Real Estate Investment Trust	524
74,168		Iguatemi Empresa de Shopping Centers S.A.	603
3,978		Immobel S.A.	344
61,748	e	Immobiliare Grande Distribuzione SIIQ S.p.A	297
80,298	*,e	IMMOFINANZ AG.	1,805
139,292		Independence Realty Trust, Inc	2,539
135,297	*	Indiabulls Real Estate Ltd	215
3,354		Indus Realty Trust, Inc	220
1,850		Industrial & Infrastructure Fund Investment Corp	3,526
631,569		Industrial Buildings Corp	1,831
285,941		Industrial Logistics Properties Trust	7,475
2,255,746		Ingenia Communities Group	10,356
277,624		Inmobiliaria Colonial S.A.	2,804
41,067	e	Innovative Industrial Properties, Inc	7,845
46,645	g	Instone Real Estate Group AG.	1,404
69,103		InterRent Real Estate Investment Trust	940
1,094		Intershop Holding AG.	719
22,419		Intervest Offices	607
9,072		Invesco Office J-Reit, Inc	1,852
460,097		Investec Property Fund Ltd	340
18,739		Invincible Investment Corp	7,209
1,159,172		Invitation Homes, Inc	43,226
1,070,500		IOI Properties Group BHD	289
888,511		Irish Residential Properties REIT plc	1,604
426,618		Iron Mountain, Inc	18,054
474,143		Irongate Group	516
109,213	*	Israel Canada T.R Ltd	444
1,679		Isras Investment Co Ltd	387
94,300	e	iStar Inc	1,955
536		ITOCHU Advance Logistics Investment Corp	764
780,845	*	IWG plc	3,250
58,446		Jadwa REIT Saudi Fund	245
1,190		Japan Excellent, Inc	1,697
12,910		Japan Hotel REIT Investment Corp	7,729
808		Japan Logistics Fund Inc	2,430
809	e	Japan Prime Realty Investment Corp	3,165
779		Japan Real Estate Investment Corp	4,784
3,335		Japan Retail Fund Investment Corp	3,615
86,513		JBG SMITH Properties	2,726
35,927		Jereissati Participacoes S.A.	244
246,390		JHSF Participacoes S.A.	360
1,596,750	*,†	Jiangsu Future Land Co Ltd	16
36,295		Jiangsu Zhongnan Construction Group Co Ltd	33
1,142,000		Jiayuan International Group Ltd	485
385,269		Jingrui Holdings Ltd	110
182,105		Jinke Properties Group Co Ltd	163
52,664	*	Jones Lang LaSalle, Inc	10,294
64,078		JR Reit XXVII	294
392,000		JY Grandmark Holdings Ltd	160
2,141,329		K Wah International Holdings Ltd	1,039
1,136,657	e	Kaisa Group Holdings Ltd	430
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,000		Kaisa Prosperity Holdings Ltd	$167
631,252		Katitas Co Ltd	17,748
206,470	*	KE Holdings, Inc (ADR)	9,845
30,600		Keihanshin Building Co Ltd	375
454		Kenedix Realty Investment Corp	3,197
948		Kenedix Residential Investment Corp	2,048
528		Kenedix Retail REIT Corp	1,428
265,640	e	Kennedy-Wilson Holdings, Inc	5,278
1,266,917		Keppel DC REIT	2,348
1,849,691		Keppel REIT	1,627
848,114		Keppel-KBS US REIT	666
626,500		Kerry Properties Ltd	2,066
67,170	*,e	K-fast Holding AB	491
132,569		Killam Apartment Real Estate Investment Trust	2,168
198,053		Kilroy Realty Corp	13,792
88,859		Kimco Realty Corp	1,853
267,704		Kindom Construction Co	376
112,707		Kite Realty Group Trust	2,481
1,700,433		Kiwi Property Group Ltd	1,385
20,820		Klepierre	536
129,664		Kojamo Oyj	2,969
106,560		Korea Real Estate Investment Trust Co	223
162,561	e	Kungsleden AB	1,968
109,286		Kuoyang Construction Co Ltd	113
604,906		KWG Group Holdings Ltd	809
3,626,000	*	KWG Living Group Holdings Ltd	4,640
125,841		Lamar Advertising Co	13,140
62,873	*	Lamda Development S.A.	561
8,080,677		Land and Houses PCL Co Reg	2,004
156,062		Land Securities Group plc	1,456
62,342		Lar Espana Real Estate Socimi S.A.	363
1,627		LaSalle Logiport REIT	2,747
265,000	*	Leading Holdings Group Ltd	214
12,677		LEG Immobilien AG.	1,825
597,843		Lend Lease Corp Ltd	5,137
918,826		Lendlease Global Commercial REIT	561
236,943	*	Leopalace21 Corp	296
372,486		Lexington Realty Trust	4,451
52,757		Life Storage, Inc	5,663
91,194	e	Lifestyle Communities Ltd	1,071
1,822,926		Link REIT	17,637
24,081,240	*	Lippo Karawaci Tbk PT	256
307,205		LOG Commercial Properties e Participacoes S.A.	1,963
549,528		Logan Property Holdings Co Ltd	822
1,810,112		LondonMetric Property plc	5,790
1,632,593	g	Longfor Properties Co Ltd	9,094
181,635		LOTTE Reit Co Ltd	961
236,045		LSR Group PJSC (ADR)	493
51,741		LTC Properties, Inc	1,986
872,000	*	LVGEM China Real Estate Investment Co Ltd	228
1,046,569		LXI REIT plc	1,930
463,206		Mabanee Co KPSC	1,102
267,201	e	Macerich Co	4,876
119,086		Mack-Cali Realty Corp	2,042
532,034		Macquarie CountryWide Trust	1,511
1,035,142	g	Macquarie Mexico Real Estate Management SA de CV	1,277
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

852,834		Mah Sing Group BHD	$174
1,592,050		Manulife US Real Estate Investment Trust	1,258
35,779	*,†,e	Mapeley Ltd	1
1,844,184		Mapletree Commercial Trust	2,966
1,891,547		Mapletree Industrial Trust	3,983
2,605,315		Mapletree Logistics Trust	3,983
2,217,100		Mapletree North Asia Commercial Trust	1,715
209,529	*,e	Marcus & Millichap, Inc	8,144
228,656		Matrix Concepts Holdings BHD	109
701,200	*	MBK PCL	293
336,761		Medical Properties Trust, Inc	6,769
363,452		Medinet Nasr Housing	78
24,891		Mega Or Holdings Ltd	802
8,286,000		Megaworld Corp	548
20,381	*	Melisron Ltd	1,395
62,504		Mercialys S.A	757
390,512		Merlin Properties Socimi S.A.	4,041
33,880	g	Metrovacesa S.A.	269
80,802		MGM Growth Properties LLC	2,959
25,465		Mid-America Apartment Communities, Inc	4,289
121,800	g	Mindspace Business Parks REIT	464
17,772	g	Minto Apartment Real Estate REIT NPV	343
54,630		Mirae Asset Maps Asia Pacific Real Estate Investment	238
1,668		Mirai Corp	777
3,419,400		Mirvac Group	7,456
1,031,344		Mitsubishi Estate Co Ltd	16,670
378		Mitsubishi Estate Logistics REIT Investment Corp	1,672
803,785		Mitsui Fudosan Co Ltd	18,586
974		Mitsui Fudosan Logistics Park, Inc	5,190
6,827		Mobimo Holding AG.	2,243
118,456		Monmouth Real Estate Investment Corp (Class A)	2,218
16,582		Montea C.V.A	1,952
7,597		Morguard Corp	865
30,667		Morguard North American Resid	416
2,988		Mori Hills REIT Investment Corp	4,482
365		Mori Trust Hotel Reit, Inc	461
997		Mori Trust Sogo Reit, Inc	1,410
227,100		Multiplan Empreendimentos Imobiliarios S.A.	1,073
59,125		National Health Investors, Inc	3,964
485,536	*	National Real Estate Co KPSC	303
127,264		National Retail Properties, Inc	5,966
518,033		National Storage Affiliates Trust	26,192
1,114,002		National Storage REIT	1,653
1,682,000		Neo-China Land Group Holdings Ltd	158
187,321		NEPI Rockcastle plc	1,328
19,764	*	NESCO Ltd	161
91,933		NETSTREIT Corp	2,120
112,680		New Senior Investment Group, Inc	989
1,381,193		New World Development Co Ltd	7,163
396,315		Newmark Group, Inc	4,760
39,011		Nexity	1,952
115,652		NexPoint Residential Trust, Inc	6,359
457		Nippon Accommodations Fund, Inc	2,635
1,206	e	Nippon Building Fund, Inc	7,514
1,727		Nippon ProLogis REIT, Inc	5,492
444	e	NIPPON REIT Investment Corp	1,826
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,025		Nomura Real Estate Holdings, Inc	$1,394
3,765		Nomura Real Estate Master Fund, Inc	6,026
87,854		NorthWest Healthcare Properties Real Estate Investment Trust	902
20,097		NSI NV	776
174,605	e	Nyfosa AB	2,361
95,673	*	Oberoi Realty Ltd	810
62,995		Office Properties Income Trust	1,846
232,574		Omega Healthcare Investors, Inc	8,440
23,827	e	One Liberty Properties, Inc	676
227		One REIT, Inc	659
70,613	*,e	Opendoor Technologies, Inc	1,252
538,267		Origin Property PCL	150
1,461		Orix JREIT, Inc	2,805
2,461,674		OUE Commercial Real Estate Investment Trust	741
470,065	*	Outfront Media, Inc	11,296
569,622	e	Overseas Union Enterprise Ltd	564
1,078,019		Oxley Holdings Ltd	189
13,183,400	*	Pakuwon Jati Tbk PT	401
1,207,322		Palm Hills Developments SAE	137
473,298		Paramount Group, Inc	4,766
269,624	*	Park Hotels & Resorts, Inc	5,557
396,124		Parkway Life Real Estate Investment Trust	1,352
405,938	*	Parque Arauco S.A.	569
73,200		Patrizia Immobilien AG.	1,909
828,700		Pavilion Real Estate Investment Trust	271
7,515		Peach Property Group AG.	447
175,264		Pebblebrook Hotel Trust	4,127
73,944	*	Phoenix Mills Ltd	812
419,274		Physicians Realty Trust	7,744
791,629		Picton Property Income Ltd	953
163,967	e	Piedmont Office Realty Trust, Inc	3,028
865,056		PLA Administradora Industrial S de RL de C.V.	1,313
64,351		Platzer Fastigheter Holding AB	976
225,801		Plymouth Industrial REIT, Inc	4,521
1,869,817		Poly Hong Kong Investment Ltd	487
63,419	e	Poly Property Development Co Ltd	430
280,962	*	Poly Real Estate Group Co Ltd	523
16,423		Postal Realty Trust, Inc	300
143,180		PotlatchDeltic Corp	7,610
122,500		Powerlong Commercial Management Holdings Ltd	429
1,458,000		Powerlong Real Estate Holdings Ltd	1,250
6,926		Prashkovsky Investments and Construction Ltd	199
1,158,350		Precinct Properties New Zealand Ltd	1,295
432,105		Preferred Apartment Communities, Inc	4,213
1,242		Premier Investment Co	1,834
113,712	*	Prestige Estates Projects Ltd	443
1,319,296		Primary Health Properties plc	2,809
542,800	e	Prime US REIT	470
801,826		Prince Housing & Development Corp	342
402,453		ProLogis Property Mexico S.A. de C.V.	896
2,024,218		Prologis, Inc	241,955
2,036	*	Property & Building Corp	248
1,444,000		Prosperity REIT	552
551,700		Pruksa Holding PCL	238
26,359		PS Business Parks, Inc	3,903
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

70,088		PSP Swiss Property AG.	$8,900
6,999,040		PT Ciputra Development Tbk	449
16,315,400	*,†	PT Hanson International Tbk	0	^
213,020		Public Storage, Inc	64,053
35,781,458		Puradelta Lestari Tbk PT	475
1,556,500	*	Purplebricks Group plc	1,753
272,585	e	QTS Realty Trust, Inc	21,071
5,883,422		Quality House PCL	419
728,000		Radiance Holdings Group Co Ltd	416
407,841		Radium Life Tech Co Ltd	160
5,333	*,e	Rafael Holdings, Inc	272
180,270		Rayonier, Inc	6,477
101,869		Re/Max Holdings, Inc	3,395
81,204	*,e	Real Matters, Inc	1,171
156,016	*	Realogy Holdings Corp	2,843
72,553		Realty Income Corp	4,842
802,000	e,g	Redco Properties Group Ltd	260
4,276,900	*	Redefine Properties Ltd	1,282
176,831	*,e	Redfin Corp	11,213
780,000		Redsun Properties Group Ltd	259
1,069,858		Regency Centers Corp	68,546
385,432	g	Regional REIT Ltd	457
190,662		Reit Ltd	1,007
120,028		Relo Holdings, Inc	2,742
226,967		Resilient REIT Ltd	829
10,215		Retail Estates NV	830
157,380		Retail Opportunities Investment Corp	2,779
290,036		Retail Properties of America, Inc	3,321
83,874		Retail Value, Inc	1,824
1,312,029		Rexford Industrial Realty, Inc	74,720
193,653		RioCan Real Estate Investment Trust	3,449
170,763		RiseSun Real Estate Development Co Ltd	149
220,025		RLJ Lodging Trust	3,351
73,451		RMR Group, Inc	2,838
216,277		Road King Infrastructure	269
1,604,800		Robinsons Land Corp	568
544,405	e	Ronshine China Holdings Ltd	314
105,678		RPT Realty	1,372
707,792		Ruentex Development Co Ltd	1,437
303,189		Rural Funds Group	603
41,914	*	Ryman Hospitality Properties	3,310
438,463		Sabra Healthcare REIT, Inc	7,980
15,143	e	Safehold, Inc	1,189
541,717		Safestore Holdings plc	7,096
150,718		Sagax AB	4,477
111,189		Sagax AB	432
358,297	e	Samhallsbyggnadsbolaget i - D	1,220
841,944	e	Samhallsbyggnadsbolaget i Norden AB	3,528
34,430	e	SAMTY Co Ltd	660
333		Samty Residential Investment Corp	379
8,594,982		Sansiri PCL	358
609,100		Sasseur Real Estate Investment Trust	428
76,931	*	Saudi Real Estate Co	549
7,203		Saul Centers, Inc	327
142,037		Savills plc	2,267
163,049		SBA Communications Corp	51,964
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46		SC Asset Corp PCL	$0	^
4,508,202		Scentre Group	9,225
863,461		Seazen Group Ltd	817
52,998		Seazen Holdings Co Ltd	341
273,506		Secure Income REIT plc	1,436
217,075		Segro plc	3,286
4,026	e	Sekisui House Reit, Inc	3,332
47,834		Selvaag Bolig ASA	331
51,783	*,e	Seritage Growth Properties	953
220,986		Service Properties Trust	2,784
199,140	e	Shaftesbury plc	1,567
32,017		Shanghai Lingang Holdings Corp Ltd	89
1,174,692		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,091
40,049		Shanghai Zhangjiang High-Tech Park Development Co Ltd	113
1,170,072		Shenzhen Investment Ltd	361
1,149,078		Shimao Property Holdings Ltd	2,815
534,000	g	Shimao Services Holdings Ltd	1,841
415,970	*	Shining Building Business Co Ltd	178
1,102,166		Shopping Centres Australasia Property Group	2,072
1,643,200		Shoucheng Holdings Ltd	394
7,490,500	*	Shui On Land Ltd	1,216
808,540		Siam Future Development PCL	278
1,897,600		Sime Darby Property BHD	274
1,609,619		Simon Property Group, Inc	210,023
2,422,000	*	Singha Estate PCL	157
2,838,648		Sino Land Co	4,475
2,525,000		Sino-Ocean Land Holdings Ltd	553
167,692		Sinyi Realty Co	178
1,010,617		Sirius Real Estate Ltd	1,545
792,594		SITE Centers Corp	11,936
102,511		Six of October Development & Investment	112
5,769		SK D&D Co Ltd	186
2,030,000		Skyfame Realty Holdings Ltd	248
101,667	e	SL Green Realty Corp	8,133
43,568		Slate Grocery REIT	452
8,803,388		SM Prime Holdings	6,582
73,458		SmartCentres Real Estate Investment Trust	1,740
28,401		Sobha Ltd	180
1,794,500	*	Soho China Ltd	963
578		SOSiLA Logistics REIT, Inc	818
1,260,200	*	SP Setia BHD	322
46,928		Sparkassen Immobilien AG.	1,125
1,024,200		SPH REIT	663
299,582		Spirit Realty Capital, Inc	14,332
5,700	*	SRE Holdings Corp	375
209,300		ST Modwen Properties plc	1,613
65,348		St. Joe Co	2,915
618,469		STAG Industrial, Inc	23,149
2,589		Star Asia Investment Corp	1,447
1,606,890		Starhill Global REIT	671
61,900		Starts Corp, Inc	1,582
169		Starts Proceed Investment Corp	368
1,186,239		Stockland Trust Group	4,131
299,206	e	Stor-Age Property REIT Ltd	284
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,223,000	e	StorageVault Canada, Inc	$4,746
571,091		STORE Capital Corp	19,708
198,606		Sumitomo Realty & Development Co Ltd	7,103
7,428,109	*	Summarecon Agung Tbk PT	437
583,180	*	Summit Hotel Properties, Inc	5,441
83,561		Summit Industrial Income REIT	1,198
43,320	*	Summit Real Estate Holdings Ltd	653
284,968		Sun Communities, Inc	48,844
92,580		Sun Frontier Fudousan Co Ltd	871
1,189,623		Sun Hung Kai Properties Ltd	17,680
2,334,197	*	Sunac China Holdings Ltd	8,004
564,000	g	Sunac Services Holdings Ltd	2,093
686,000		Sunkwan Properties Group Ltd	225
1,138,000		Sunlight Real Estate Investment Trust	658
293,643	*	Sunstone Hotel Investors, Inc	3,647
1,972,900		Suntec Real Estate Investment Trust	2,147
42,020		Sunteck Realty Ltd	167
1,493,300		Sunway BHD	626
1,501,500		Sunway Real Estate Investment	518
967,101		Supalai PCL	622
408,628		Swire Pacific Ltd (Class A)	2,769
953,571		Swire Properties Ltd	2,840
69,305		Swiss Prime Site AG.	6,878
157,407		TAG Tegernsee Immobilien und Beteiligungs AG.	4,989
321,500		Takara Leben Co Ltd	972
490		Takara Leben Real Estate Investment Corp	548
765,566		Talaat Moustafa Group	323
112,140	e	Tanger Factory Outlet Centers, Inc	2,114
31,487	*	Tejon Ranch Co	479
170,873		Terreno Realty Corp	11,025
41,480		TOC Co Ltd	254
288,793	e	Tokyo Tatemono Co Ltd	4,122
607,400		Tokyu Fudosan Holdings Corp	3,653
792		Tokyu REIT, Inc	1,459
166,443		Tosei Corp	1,606
196,666		Tricon Capital Group, Inc	2,262
8,909,411		Tritax Big Box REIT plc	24,207
13,957,180	g	Tritax EuroBox plc	20,813
41,042		UDR, Inc	2,010
1,032,500	*	UEM Sunrise Bhd	97
731,374		UK Commercial Property REIT Ltd	774
109,738		UMH Properties, Inc	2,395
10,941		Unibail-Rodamco-Westfield	949
1,663		Unibail-Rodamco-Westfield	144
658,984		Unite Group plc	9,790
1,383,414		United Development Co PSC	553
2,677		United Urban Investment Corp	3,866
262,523		Uniti Group, Inc	2,780
7,441		Universal Health Realty Income Trust	458
404,933		UOL Group Ltd	2,202
156,677		Urban Edge Properties	2,993
39,042		Urstadt Biddle Properties, Inc (Class A)	757
8,857		Vastned Retail NV	260
615,715		Ventas, Inc	35,157
263,346		VEREIT, Inc	12,096
7,151		VGP NV	1,411
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

968,096		VICI Properties, Inc	$30,030
3,323,485		Vicinity Centres	3,832
2,198,000		Vista Land & Lifescapes, Inc	171
37,688		Vornado Realty Trust	1,759
584,300		Vukile Property Fund Ltd	471
170,753		Wallenstam AB	2,705
692,676		Warehouse REIT plc	1,437
333,272		Warehouses De Pauw CVA	12,731
111,828		Washington REIT	2,572
226,226		Watkin Jones plc	673
1,090,373		Waypoint REIT	2,137
77,615		Weingarten Realty Investors	2,489
568,113		Welltower, Inc	47,210
38,444	e	Wereldhave NV	657
1,003,875		Weyerhaeuser Co	34,553
6,193,409		WHA Corp PCL	619
685,606		Wharf Holdings Ltd	2,615
1,575,897		Wharf Real Estate Investment Co Ltd	9,161
64,050		Whitestone REIT	528
197,171		Wihlborgs Fastigheter AB	4,276
137,160	e	Workspace Group plc	1,582
18,808		WP Carey, Inc	1,403
40,795		WPT Industrial Real Estate Investment Trust	740
153,974	*	Xenia Hotels & Resorts, Inc	2,884
21,842	e	Xior Student Housing NV	1,316
27,286	*	Yango Group Co Ltd	22
664,342		Yanlord Land Group Ltd	603
8,497		YH Dimri Construction & Development Ltd	507
336,000		Yincheng International Holding Co Ltd	117
383,800		YTL Hospitality REIT	83
1,426,000		Yuexiu Real Estate Investment Trust	735
1,716,000		Yuzhou Group Holdings Co Ltd	440
5,700,000		Zensun Enterprises Ltd	477
135,300		Zhejiang China Commodities City Group Co Ltd	108
637,089	e	Zhenro Properties Group Ltd	356
201,559	*	Zhongtian Financial Group Co Ltd	85
1,358,000		Zhuguang Holdings Group Co Ltd	315
		TOTAL REAL ESTATE	4,021,508

RETAILING - 6.3%
207,506	*,e	1-800-FLOWERS.COM, Inc (Class A)	6,613
44,700		Aaron’s Co, Inc	1,430
10,979		ABC-Mart, Inc	631
79,245	*	Abercrombie & Fitch Co (Class A)	3,679
2,298,339		Abu Dhabi National Oil Co for Distribution PJSC	2,709
249,681	*	Academy Sports & Outdoors, Inc	10,297
621,272		Accent Group Ltd	1,300
5,147,300		Ace Hardware Indonesia Tbk PT	445
21,330		Adastria Holdings Co Ltd	391
86,899		Advance Auto Parts, Inc	17,826
20,403,588	*	Alibaba Group Holding Ltd	578,520
131,773	*	Alibaba Group Holding Ltd (ADR)	29,883
2,761,000	*,g	Allegro.eu S.A.	47,516
1,057,400		AllHome Corp	171
15,990	e	Alpen Co Ltd	426
974,709	*	Amazon.com, Inc	3,353,155
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,989	e	American Eagle Outfitters, Inc	$3,152
3,948	*	America’s Car-Mart, Inc	560
334,411	*	AO World plc	1,170
35,200	e	AOKI Holdings, Inc	211
158,891		AP Eagers Ltd	1,975
4,060,000	*,e	Apollo Future Mobility Group Ltd	220
31,022		Arata Corp	1,205
30,376		Arc Land Sakamoto Co Ltd	415
86,389	*	Aritzia, Inc	2,584
10,881	*	Arko Corp	100
10,562	*	Asbury Automotive Group, Inc	1,810
206,128		ASKUL Corp	3,214
369,254	*	ASOS plc	25,376
40,426	*	At Home Group, Inc	1,489
67,337	*	Auction Technology Group plc	1,073
116,013	*,g	Auto1 Group SE	5,097
64,688		Autobacs Seven Co Ltd	862
25,073	*,e	AutoCanada, Inc	1,010
118,760	*	Autonation, Inc	11,260
31,432	*	AutoZone, Inc	46,903
3,311,686		B&M European Value Retail S.A.	26,291
32,887	g	B&S Group Sarl	339
3,913,191	*	B2W Companhia Global Do Varejo	52,131
893,707	*,e	Baozun, Inc (ADR)	31,673
352,083		Bapcor Ltd	2,244
50,355	*	Barnes & Noble Education, Inc	363
193,513	*,e	Bed Bath & Beyond, Inc	6,442
56,805		Belluna Co Ltd	499
674,273		Berjaya Auto BHD	249
323,338		Best Buy Co, Inc	37,177
98,954	*	BHG Group AB	1,914
97,600		BIC CAMERA, Inc	983
27,553		Big 5 Sporting Goods Corp	708
46,795		Big Lots, Inc	3,089
118,357		Bilia AB	2,509
1,517,700	*	Bintang Oto Global Tbk PT	146
19,448	*,e	Blink Charging Co	801
3,481,435	*	boohoo.com plc	14,947
15,471	*	Boot Barn Holdings, Inc	1,300
52,435	*,g	Boozt AB	1,152
67,259		Buckle, Inc	3,346
254,023	*	Burlington Stores, Inc	81,793
87,924	*	C&A Modas Ltd	254
19,754		Caleres, Inc	539
241,898	e	Camping World Holdings, Inc	9,915
76,581	e	Canadian Tire Corp Ltd	12,119
21,700	e	Cango, Inc (ADR)	121
59,178	*	CarLotz, Inc	323
505,274	*	CarMax, Inc	65,256
337,885	*,e	CarParts.com, Inc	6,879
84,373	*	Carvana Co	25,465
30,437	e	Cato Corp (Class A)	513
169,908	*	Ceconomy AG	831
765,465		Central Retail Corp PCL	801
364,343	*	Chico’s FAS, Inc	2,397
185,109	*	Children’s Place, Inc	17,226
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

606,000	e	China Harmony New Energy Auto Holding Ltd	$266
242,692		China International Travel Service Corp Ltd	11,257
2,846,629		China Meidong Auto Holdings Ltd	15,508
172,000	e	China Tobacco International HK Co Ltd	375
1,724,600		Chow Tai Fook Jewellery Group Ltd	3,940
5,109	*	Citi Trends, Inc	444
199,976	*	City Chic Collective Ltd	823
17,159		CJ O Shopping Co Ltd	2,782
113,866	*,e	Clas Ohlson AB (B Shares)	1,174
471,279		Com7 PCL (Foreign)	1,027
24,069	*	Conn’s, Inc	614
168,386	*,e	Container Store Group, Inc	2,196
127,830		Core-Mark Holding Co, Inc	5,754
1,277,790	*,e	Coupang, Inc	53,437
4,790		Cuckoo Homesys Co Ltd	192
53,200	*,e	Dada Nexus Ltd (ADR)	1,543
275,446		DCM Holdings Co Ltd	2,626
48,685		Delek Automotive Systems Ltd	640
232,860	*,g	Delivery Hero AG.	30,767
34,100	*,e	Demae-Can Co Ltd	476
55,626	*	Desenio Group AB	578
32,223	*	Designer Brands, Inc	533
11,593	e	Dick’s Sporting Goods, Inc	1,162
21,965		Dieteren S.A.	2,659
13,254	e	Dillard’s, Inc (Class A)	2,397
1,093,593	*	Dixons Carphone plc	1,970
446,612		Dohome PCL	352
443,577		Dollar General Corp	95,986
352,478	*	Dollar Tree, Inc	35,072
541,666		Dollarama, Inc	24,794
504,232		Don Quijote Co Ltd	10,485
18,513	*	DoorDash, Inc	3,301
15,600		Doshisha Co Ltd	243
119,367	*	Dufry Group	7,083
5,563	*,e	Duluth Holdings, Inc	115
120,627		Dunelm Group plc	2,373
60,242	e,g	Dustin Group AB	795
1,038,226		eBay, Inc	72,894
84,578		EDION Corp	828
28,300		Enigmo, Inc	359
182,376	*,e	Etsy, Inc	37,540
332,918	g	Europris ASA	2,088
732,000		Far Eastern Department Stores Co Ltd	598
39,248	*	Farfetch Ltd	1,977
33,862		Fast Retailing Co Ltd	25,454
63,336	*	Fawaz Abdulaziz Al Hokair & Co	425
111,706	*	Five Below, Inc	21,589
39,231	*,e	Fiverr International Ltd	9,513
1,442,438	*,g	Fix Price Group Ltd (ADR)	12,621
142,401	*	Floor & Decor Holdings, Inc	15,052
17,073	*	Fnac Darty SA	1,100
120,163		Foot Locker, Inc	7,406
256,079	*	Foschini Ltd	2,840
8,005		Fox Wizel Ltd	918
46,634		Franchise Group, Inc	1,645
413,014	*	Frasers Group plc	3,444
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,614	*,e	Funko, Inc	$4,737
230,372	*	Future Enterprises Ltd	205
22,791	*,e	GameStop Corp (Class A)	4,880
540,599		Gap, Inc	18,191
18,284	*	Genesco, Inc	1,164
20,365		Genuine Parts Co	2,576
19,800		Geo Holdings Corp	220
344,746	*	Global Fashion Group S.A.	5,214
4,952,885	*,e	GOME Electrical Appliances Holdings Ltd	635
13,876	*,e	Greenlane Holdings Inc	62
23,624		Group 1 Automotive, Inc	3,648
37,523	*,e	Groupon, Inc	1,619
77,377	*	GrowGeneration Corp	3,722
79,753	*	Grupo SBF S.A.	613
2,408	†	GS Home Shopping, Inc	349
48,973		Guess?, Inc	1,293
60,600		Gulliver International Co Ltd	356
595,243	*	Halfords Group plc	3,551
93,225		Hankyu Department Stores, Inc	758
553,386		Harvey Norman Holdings Ltd	2,276
15,878		Haverty Furniture Cos, Inc	679
483,239	*	HelloFresh SE	46,975
2,460,000	*,e	HengTen Networks Group Ltd	1,966
681,750		Hennes & Mauritz AB (B Shares)	16,191
28,369	*	Hibbett Sports, Inc	2,543
15,522	e	Hikari Tsushin, Inc	2,728
2,099,469		Home Depot, Inc	669,500
2,158,167		Home Product Center PCL (Foreign)	971
26,926	*	Home24 SE	503
3,904,000	*,e	Hong Kong Television Network Ltd	4,910
9,079		Hornbach Baumarkt AG.	399
9,532		Hornbach Holding AG. & Co KGaA	1,087
202,482		Hotai Motor Co Ltd	4,461
13,335		Hotel Shilla Co Ltd	1,148
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
10,941		Hyundai Department Store Co Ltd	849
4,217		Hyundai Home Shopping Network Corp	339
390,486		Inchcape plc	4,156
771,926		Industria De Diseno Textil S.A.	27,254
2,134,859	*	ironSource Ltd	20,727
93,525	*	ironSource Ltd	982
466,100		Isetan Mitsukoshi Holdings Ltd	3,258
32,000		Izumi Co Ltd	1,204
235,700		J Front Retailing Co Ltd	2,097
193,327		Jarir Marketing Co	10,886
120,179		JB Hi-Fi Ltd	4,555
787,300	*,e,g	JD Health International, Inc	11,245
705,425		JD Sports Fashion plc	8,977
300,782	*	JD.com, Inc	11,978
2,206,700	*	JD.com, Inc (ADR)	176,117
14,142		JINS Holdings, Inc	1,083
50,548		JOANN, Inc	796
30,920		Joshin Denki Co Ltd	749
116,874	e	Joyful Honda Co Ltd	1,427
43,861		JUMBO S.A.	739
225,316	*,e,g	Just Eat Takeaway.com NV	20,838
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

610,924	*,e	Just Eat Takeaway.com NV (ADR)	$11,155
31,795	*	Kamux Corp	618
36,187		Keiyo Co Ltd	256
187,127		Kering	163,964
918,890		Kingfisher plc	4,638
3,900	*	Kintetsu Department Store Co Ltd	107
7,425	*,e	Kirkland’s, Inc	170
97,131	e	Kogan.com Ltd	843
111,895		Kohl’s Corp	6,167
73,205		Kohnan Shoji Co Ltd	2,525
29,300	*	Kojima Co Ltd	200
120,852		Komeri Co Ltd	2,849
20,382	*	Koreacenter Co Ltd	154
513,928		K’s Holdings Corp	5,906
104,512		L Brands, Inc	7,531
18,744	*,e	Lands’ End, Inc	769
8,964	*,e	Lazydays Holdings, Inc	197
121,024	*,e	Leslie’s, Inc	3,327
39,281	*	Liaoning Cheng Da Co Ltd	127
514,000	*	Lifestyle International Holdings Ltd	394
14,412	*	Liquidity Services, Inc	367
10,299		Lithia Motors, Inc (Class A)	3,539
39,939	*	LKQ Corp	1,966
11,765,800		Lojas Americanas S.A.	48,872
23,563,300		Lojas Americanas S.A. (Preference)	102,235
1,417,200		Lojas Quero Quero S	6,528
763,091		Lojas Renner S.A.	6,786
15,810		LOTTE Himart Co Ltd	503
4,784		Lotte Shopping Co Ltd	490
60,025		Lovisa Holdings Ltd	685
1,935,460		Lowe’s Companies, Inc	375,421
338,561		Luk Fook Holdings International Ltd	1,169
38,477	*	Lumber Liquidators, Inc	812
723,123	*	Macy’s, Inc	13,710
5,459,725		Magazine Luiza S.A.	23,216
31,457	g	Maisons du Monde S.A.	781
321,726	*,e,g	Maoyan Entertainment	506
76,189	*	MarineMax, Inc	3,713
2,010,798	*	Marks & Spencer Group plc	4,078
256,900		Marui Co Ltd	4,847
156,345,400	*,a	Matahari Department Store Tbk PT	21,130
40,802		Matas A.S.	739
29,716	*	Matsuya Co Ltd	250
7,471	e	Media Do Holdings Co Ltd	307
4,119,335	*,g	Meituan Dianping (Class B)	169,927
126,608	*	Mekonomen AB	2,092
8,392	*	MercadoLibre, Inc	13,073
207,400	*	Mercari, Inc	10,964
6,102,279	*	Mitra Adiperkasa Tbk PT	263
37,978		Mobilezone Holding AG.	447
448,795	*	MOBLY S.A.	1,614
27,141	*	momo.com, Inc	1,832
555,150		Moneysupermarket.com Group plc	1,971
28,027		Monro Muffler, Inc	1,780
152,684	*	Moonpig Group plc	906
113,781	e	Motus Holdings Ltd	744
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,167	e	Mr Price Group Ltd	$1,639
168,500	*,e,g	Mulsanne Group Holding Ltd	141
17,480	e	Murphy USA, Inc	2,331
30,622		Musti Group Oyj	1,133
14,400		Nafco Co Ltd	260
799,555		Naspers Ltd (N Shares)	168,584
98,433	*	National Vision Holdings, Inc	5,033
27,495	*	Next plc	2,992
40,320		Nextage Co Ltd	685
73,891		Nick Scali Ltd	649
36,335		Nishimatsuya Chain Co Ltd	493
81,417		Nitori Co Ltd	14,378
105,462		Nojima Corp	2,606
31,260	*,e	Nordstrom, Inc	1,143
421,821	*	Ocado Ltd	11,688
140,516	*	ODP Corp	6,746
25,500	*,e	Oisix ra daichi, Inc	934
76,662	*	Ollie’s Bargain Outlet Holdings, Inc	6,450
13,220		OneWater Marine, Inc	556
12,184	*	Open Door, Inc	244
97,565	*	O’Reilly Automotive, Inc	55,242
45,519	*	Overstock.com, Inc	4,197
31,980	*,e	Ozon Holdings plc (ADR)	1,875
211,187		Padini Holdings BHD	141
23,528	*	Pal Co Ltd	367
294,715		Paltac Corp	15,296
60,980	*	Party City Holdco, Inc	569
65,780		PChome Online Inc	259
43,379		Penske Auto Group, Inc	3,275
194,500		Pet Center Comercio e Participacoes S.A.	1,007
791,038	*,e	Petco Health & Wellness Co, Inc	17,727
12,917	e	PetMed Express, Inc	411
687,572		Petrobras Distribuidora S.A.	3,688
521,546		Pets at Home Group plc	3,297
666,278	*	Pinduoduo, Inc (ADR)	84,631
74,158		Pool Corp	34,013
236,178	*	Porch Group, Inc	4,568
1,640,129	*	Pou Sheng International Holdings Ltd	386
43,701	*	Poya Co Ltd	851
226,186		Premier Investments Ltd	4,843
421,223		Prosus NV	41,266
619,668		PTG Energy PCL (Foreign)	358
2,621,500		PTT Oil & Retail Business PCL	2,474
152,481	*,e	Quotient Technology, Inc	1,648
529,163		Qurate Retail Group, Inc QVC Group	6,927
269,665	*	Rakuten, Inc	3,045
160,434	*	RealReal, Inc	3,170
223,201	*	Redbubble Ltd	605
178,410		Rent-A-Center, Inc	9,468
63,289	*	Revolve Group, Inc	4,361
14,080	*	RH	9,560
665,242	*	Ripley Corp S.A.	171
457,735		Ross Stores, Inc	56,759
112,340		Ryohin Keikaku Co Ltd	2,357
1,233,831	*	SA SA International Holdings Ltd	353
1,135,709		SACI Falabella	5,055
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,827	*	Sally Beauty Holdings, Inc	$1,342
52,300	*	Sanrio Co Ltd	924
182,653		Saudi Co For Hardware CJSC	3,626
22,417		Seobu Truck Terminal Co Ltd	174
63,981		Seria Co Ltd	2,359
97,504		Shanghai Yuyuan Tourist Mart Group Co Ltd	175
224,270	*,e	Shift Technologies, Inc	1,924
30,100		Shimamura Co Ltd	2,888
3,053		Shinsegae Co Ltd	774
2,196		Shinsegae International Co Ltd	398
5,069	e	Shoe Carnival, Inc	363
13,780	*,g	Shop Apotheke Europe NV	2,589
35,051	e	Shutterstock, Inc	3,441
41,522	*	Signet Jewelers Ltd	3,355
218,000		Singer Thailand PCL (ADR)	250
37,227	g	Sleep Country Canada Holdings, Inc	891
37,654	*	Sleep Number Corp	4,140
37,325	*,g	SMCP S.A.	271
77,645	e	Sonic Automotive, Inc (Class A)	3,474
26,476	*	Sportsman’s Warehouse Holdings, Inc	470
30,785	*	Stamps.com, Inc	6,166
32,796	*,e	Stitch Fix Inc	1,978
276,624		Suning.com Co Ltd	239
302,928	*	Super Group Ltd	659
158,941		Super Retail Group Ltd	1,537
3,202		Tadiran Holdings Ltd	380
146,451		Takashimaya Co Ltd	1,597
37,243		Takkt AG.	619
970,417		Target Corp	234,589
28,969		Telepark Corp	509
84,027	*	Temple & Webster Group Ltd	678
130,000		Test-Rite International Co	121
7,792,770	*	THG Holdings Ltd	65,756
33,147		Tilly’s, Inc	530
3,054,341		TJX Companies, Inc	205,924
79,987		Tokmanni Group Corp	2,212
418,420	*	Tongcheng-Elong Holdings Ltd	1,047
666,489	g	Topsports International Holdings Ltd	1,090
168,346		Tractor Supply Co	31,322
6,615	*	TravelCenters of America, Inc	193
71,534		Trent Ltd	819
216,901	*	Trip.com Group Ltd (ADR)	7,691
318,431		Truworths International Ltd	1,286
94,607	*	Ulta Beauty, Inc	32,712
23,599	*	United Arrows Ltd	459
23,206		United Electronics Co	823
597,265	*	Urban Outfitters, Inc	24,619
320,873		USS Co Ltd	5,609
3,813	*,e	Valora Holding AG.	802
1,057,667	*	Via Varejo S.A.	3,358
323,223	*	Victorian Plumbing PLC	1,332
1,616,732	*	Vipshop Holdings Ltd (ADR)	32,464
7,589	*	V-Mart Retail Ltd	286
146,518	*,e	Vroom, Inc	6,133
49,788		VT Holdings Co Ltd	207
19,735		Wangfujing Group Co Ltd	88
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,388	*,e	Wayfair, Inc	$30,746
1,002,124		Wesfarmers Ltd	44,427
12,473	*	Westwing Group AG.	682
129,994	*	WH Smith plc	2,897
258,269	*	Wickes Group plc	879
1,130,200		Wilcon Depot, Inc	467
123,664	e	Williams-Sonoma, Inc	19,743
4,762	e	Winmark Corp	915
408,801	*	Woolworths Holdings Ltd	1,546
232,400		Workman Co Ltd	16,268
60,400		World Co Ltd	797
156,783		Wuchan Zhongda Group Co Ltd	191
22,042		Xebio Co Ltd	192
345,000		Xinhua Winshare Publishing and Media Co Ltd	247
149,008	*,g	XXL ASA	316
944,725		Yamada Denki Co Ltd	4,369
33,933		Yellow Hat Ltd	602
175,521	*,g	Zalando SE	21,228
246,072		Zhongsheng Group Holdings Ltd	2,047
6,376	*	zooplus AG.	2,065
206,430		ZOZO Inc	6,999
90,497	*	Zumiez, Inc	4,433
		TOTAL RETAILING	8,766,615

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
155,615		A-DATA Technology Co Ltd	623
81,781	e	Advanced Energy Industries, Inc	9,218
1,304,300	*	Advanced Micro Devices, Inc	122,513
9,263		Advanced Process Systems Corp	261
112,483	*	Advanced Wireless Semiconductor Co	628
92,300		Advantest Corp	8,287
227,400	e	AEM Holdings Ltd	649
117,070		Aixtron AG.	3,175
54,000		Alchip Technologies Ltd	1,183
70,324	*	Allegro MicroSystems, Inc	1,948
92,020	*	Alpha & Omega Semiconductor Ltd	2,796
70,601	*,e	Ambarella, Inc	7,528
383,933		Amkor Technology, Inc	9,088
484,120	*,e	ams AG.	9,726
804,946		Analog Devices, Inc	138,579
22,000		Andes Technology Corp	398
32,000		AP Memory Technology Corp	727
3,388,658		Applied Materials, Inc	482,545
10,647		APTC Co Ltd	241
331,738		Ardentec Corp	538
24,023,825		ASE Technology Holding Co Ltd	96,389
62,982		ASM International NV	20,773
1,356,400		ASM Pacific Technology	18,374
23,231		ASMedia Technology, Inc	1,120
832,073		ASML Holding NV	574,396
23,589		ASML Holding NV (ADR)	16,296
19,000		ASPEED Technology, Inc	1,370
12,300	*,e	Atomera, Inc	264
29,726	*	Atto Co Ltd	178
42,061	*	Axcelis Technologies, Inc	1,700
49,152	*	AXT, Inc	540
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,307		BE Semiconductor Industries NV	$5,651
1,028,626		Broadcom, Inc	490,490
101,407		Brooks Automation, Inc	9,662
29,627	*	Camtek Ltd	1,127
10,918	*	Ceva, Inc	516
96,000		Chang Wah Technology Co Ltd	255
11,538	*,†	China Energy Savings Technology, Inc	0
1,510,000		Chipbond Technology Corp	3,908
2,229,436		ChipMOS Technologies, Inc	3,807
112,290	*	Cirrus Logic, Inc	9,558
20,922		CMC Materials, Inc	3,154
60,260	*	Cohu, Inc	2,217
686,068	*,e	Cree, Inc	67,187
311,300		D&O Green Technologies Bhd	353
46,600	*	Daqo New Energy Corp (ADR)	3,030
74,342	*	Dialog Semiconductor plc	5,782
40,474	*	Diodes, Inc	3,229
25,980		Disco Corp	7,899
94,472		Dongbu HiTek Co Ltd	5,237
29,362	*	DSP Group, Inc	435
217,400	*	Elan Microelectronics Corp	1,517
194,000		Elite Semiconductor Memory Technology, Inc	1,133
9,844		Elmos Semiconductor AG.	426
105,571	*	eMemory Technology, Inc	5,062
496,000	*	ENNOSTAR, Inc	1,396
193,357	*	Enphase Energy, Inc	35,506
199,991		Entegris, Inc	24,593
7,094		Eo Technics Co Ltd	750
177,000	*	Episil Holdings, Inc	497
74,000		Episil-Precision, Inc	191
11,237		Eugene Technology Co Ltd	451
494,000		Everlight Electronics Co Ltd	934
1,271,060		Faraday Technology Corp	3,469
38,833		Ferrotec	1,188
9,898		Fine Semitech Corp	237
128,003	*	First Solar, Inc	11,586
69,000		Fitipower Integrated Technology, Inc	759
389,000	e	Flat Glass Group Co Ltd	1,602
56,800		Flat Glass Group Co Ltd	347
721,000	*	Forhouse Corp	349
168,188	*	Formfactor, Inc	6,132
148,000		Formosa Advanced Technologies Co Ltd	213
611,200		Formosa Sumco Technology Corp	4,144
55,376		Foxsemicon Integrated Technology, Inc	474
14,263,000	*,†	GCL Poly Energy Holdings Ltd	1,819
266,306	*	GCL System Integration Technology Co Ltd	143
26,803	*	GemVax & Kael Co Ltd	507
36,386		Gigadevice Semiconductor Beijing, Inc	1,056
64,000		Global Lighting Technologies, Inc	227
51,000		Global Mixed Mode Technology, Inc	430
226,000		Global Unichip Corp	3,344
2,536,088		Globalwafers Co Ltd	83,616
344,033		Globetronics Technology BHD	191
469,500	*	Greatech Technology Bhd	645
213,000		Greatek Electronics, Inc	602
41,000		Gudeng Precision Industrial Co Ltd	398
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,378		HAESUNG DS Co Ltd	$307
6,686		Hana Materials, Inc	274
46,943		Hangzhou First Applied Material Co Ltd	764
66,444		Hangzhou Silan Microelectronics Co Ltd	579
17,467		Hanmi Semiconductor Co Ltd	524
127,000		Holtek Semiconductor, Inc	456
225,531	*,e,g	Hua Hong Semiconductor Ltd	1,245
905,312		Hynix Semiconductor, Inc	102,181
196,782	*	Ichor Holdings Ltd	10,587
47,481	*,e	Impinj, Inc	2,450
1,985,659		Infineon Technologies AG.	79,870
22,856		Ingenic Semiconductor Co Ltd	357
5,435	*	Innox Advanced Materials Co Ltd	316
5,439,468		Intel Corp	305,372
764,233	*	IQE plc	504
109,000	*	ITE Technology, Inc	475
6,305		ITM Semiconductor Co Ltd	279
57,903	*	JA Solar Technology Co Ltd	438
65,013		Japan Material Co Ltd	790
51,000		Jentech Precision Industrial Co Ltd	552
28,247	*,e	JinkoSolar Holding Co Ltd (ADR)	1,582
27,413	*	Jusung Engineering Co Ltd	377
8,686		KC Tech Co Ltd	226
832,000		King Yuan Electronics Co Ltd	1,340
228,000		Kinsus Interconnect Technology Corp	1,103
259,293		KLA Corp	84,065
43,074		Koh Young Technology, Inc	910
4,540		KoMiCo Ltd	282
318,700	*,e	Kopin Corp	2,607
67,388		Kulicke & Soffa Industries, Inc	4,124
473,634		Lam Research Corp	308,194
66,800	*	Land Mark Optoelectronics Corp	635
61,648	e	Lasertec Corp	11,924
537,379	*	Lattice Semiconductor Corp	30,190
21,537		LB Semicon, Inc	258
7,690		LEENO Industrial Inc	1,198
279,463		LONGi Green Energy Technology Co Ltd	3,834
32,278		Machvision, Inc	300
202,645	*	MACOM Technology Solutions Holdings, Inc	12,985
1,451,000		Macronix International	2,377
226,200		Malaysian Pacific Industries BHD	2,117
788,000		Marketech International Corp	3,079
3,010,608		Marvell Technology, Inc	175,609
240,082		Maxim Integrated Products, Inc	25,295
38,175	*	MaxLinear, Inc	1,622
2,272,065		MediaTek, Inc	78,355
17,589	*	Megachips Corp	503
49,122		Melexis NV	5,107
2,294,451	*	Meyer Burger Technology AG.	1,417
123,300		Mi Technovation Bhd	103
221,445		Microchip Technology, Inc	33,159
3,317,857	*	Micron Technology, Inc	281,951
31,400		Micronics Japan Co Ltd	436
17,991		Mimasu Semiconductor Industry Co Ltd	443
20,506		Mitsui High-Tec, Inc	1,175
51,366		MKS Instruments, Inc	9,141
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,361		Monolithic Power Systems, Inc	$55,779
40,348		Montage Technology Co Ltd	389
240,000	*	Motech Industries, Inc	301
53,974	*	Nanometrics, Inc	3,942
552,075		Nanya Technology Corp	1,578
26,014	*	NAURA Technology Group Co Ltd	1,115
64,347	*	NeoPhotonics Corp Ltd	657
13,725	*	NEPES Corp	517
3,558	*	NEXTIN, Inc	213
178,024	*	Nordic Semiconductor ASA	4,513
48,976	*	Nova Measuring Instruments Ltd	5,036
247,758		Novatek Microelectronics Corp Ltd	4,428
112,657		Nuvoton Technology Corp	324
2,463		NVE Corp	182
1,350,987		NVIDIA Corp	1,080,925
1,038,460	e	NXP Semiconductors NV	213,632
549,018	*	ON Semiconductor Corp	21,016
29,152		Optorun Co Ltd	647
119,000	*	Orise Technology Co Ltd	963
201,100		Pan Jit International, Inc	621
98,401		Parade Technologies Ltd	4,883
41,025	*	PDF Solutions, Inc	746
65,222		Phison Electronics Corp	1,122
82,577	*	Photronics, Inc	1,091
107,613		Pixart Imaging, Inc	760
32,958		Power Integrations, Inc	2,705
293,338		Powertech Technology, Inc	1,131
7,264		PSK, Inc	285
88,116	*	Qorvo, Inc	17,240
2,018,796		QUALCOMM, Inc	288,547
606,983		Radiant Opto-Electronics Corp	2,645
152,151	*	Rambus, Inc	3,607
38,000	*	RDC Semiconductor Co Ltd	508
195,261		Realtek Semiconductor Corp	3,537
296,007	*	REC Silicon ASA	646
1,002,815	*	Renesas Electronics Corp	10,823
12,117		RFHIC Corp	428
45,000		RichWave Technology Corp	782
86,741		Rohm Co Ltd	7,983
10,507		Rorze Corp	922
6,500		RS Technologies Co Ltd	382
12,145		S&S Tech Corp	351
264,213	*	Sanan Optoelectronics Co Ltd	1,308
23,613	*,e	Sanken Electric Co Ltd	1,175
37,869	e	SCREEN Holdings Co Ltd	3,722
103,000		SDI Corp	464
179,654	*,e	Semtech Corp	12,360
32,792		Seoul Semiconductor Co Ltd	553
11,141		Seoul Viosys Co Ltd	164
10,956		SG Micro Corp	429
202,000	*	Shanghai Fudan Microelectronics Group Co Ltd	503
22,385		Shenzhen Goodix Technology Co Ltd	449
14,221		Shenzhen SC New Energy Technology Corp	255
357,000		Shinko Electric Industries	13,049
121,673	*	Shinsung Holdings Co Ltd	312
34,000		ShunSin Technology Holding Ltd	143
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

306,116		Sigurd Microelectronics Corp	$615
177,578		Silergy Corp	24,101
86,736	*	Silicon Laboratories, Inc	13,292
8,542		Silicon Works Co Ltd	921
16,374		Siltronic AG.	2,728
14,503		SIMMTECH Co Ltd	312
919,838		Sino-American Silicon Products, Inc	6,373
15,305	*	SiTime Corp	1,937
86,567		Sitronix Technology Corp	971
4,165	*,e	SkyWater Technology, Inc	119
137,982		Skyworks Solutions, Inc	26,458
10,948		SMA Solar Technology AG.	628
20,632	*	SMART Global Holdings, Inc	984
21,419	*,e	SOITEC	4,730
108,000	*	Sonix Technology Co Ltd	364
696,492		STMicroelectronics NV	25,329
56,178	*	STS Semiconductor & Telecommunications	373
1,664,683		Sumco Corp	40,778
332,000	*	Sunplus Technology Co Ltd	378
183,567	*,e	SunPower Corp	5,364
52,636	*	Synaptics, Inc	8,189
143,000	*	Taiwan Mask Corp	428
146,000		Taiwan Semiconductor Co Ltd	352
30,156,458		Taiwan Semiconductor Manufacturing Co Ltd	649,511
440,640		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	52,947
197,847		Taiwan Surface Mounting Technology Co Ltd	859
150,880		Teradyne, Inc	20,212
11,162		TES Co Ltd	312
7,809		Tesna Co Ltd	319
975,673		Texas Instruments, Inc	187,622
170,525		Tianjin Zhonghuan Semiconductor Co Ltd	1,018
160,561		Tianshui Huatian Technology Co Ltd	382
3,964		Tokai Carbon Korea Co Ltd	709
83,905		Tokyo Electron Ltd	36,279
38,300		Tokyo Seimitsu Co Ltd	1,729
76,348		TongFu Microelectronics Co Ltd	284
313,330		Topco Scientific Co Ltd	1,405
15,520		Toptec Co Ltd	175
100,009	*	Tower Semiconductor Ltd (Tel Aviv)	2,958
28,100		Tri Chemical Laboratories, Inc	830
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
2,910		TSE Co Ltd	151
297,000	*	TSEC Corp	371
7,119		U-Blox AG.	524
183,258	*	Ultra Clean Holdings	9,845
44,044	e	Ulvac, Inc	2,230
32,006		Unigroup Guoxin Microelectronics Co Ltd	763
152,300		Unisem M BHD	270
5,046,071		United Microelectronics Corp	9,569
1,732,860	*	United Renewable Energy Co Ltd/Taiwan	813
12,660	*	UniTest, Inc	254
51,839		Universal Display Corp	11,525
382,744		Vanguard International Semiconductor Corp	1,621
73,301	*	Veeco Instruments, Inc	1,762
141,000	*	Via Technologies, Inc	286
124,068		Visual Photonics Epitaxy Co Ltd	596
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

181,200		ViTrox Corp BHD	$639
376,975		Wafer Works Corp	827
45,211		Will Semiconductor Ltd	2,248
326,000		Win Semiconductors Corp	4,389
1,279,389		Winbond Electronics Corp	1,597
23,386		WONIK IPS Co Ltd	1,029
11,934	*	Wonik QnC Corp	319
62,425	*,g	X-Fab Silicon Foundries SE	593
29,104	*,g	X-Fab Silicon Foundries SE	276
222,878		Xilinx, Inc	32,237
128,000	*	XinTec, Inc	778
3,775,214	e	Xinyi Solar Holdings Ltd	8,126
72,906	*	Zhejiang Jingsheng Mechanical & Electrical Co Ltd	569
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,948,097

SOFTWARE & SERVICES - 11.5%
81,300	*	21Vianet Group, Inc (ADR)	1,866
108,687	*	360 Security Technology, Inc	205
128,730	*	8x8, Inc	3,574
123,558	*	A10 Networks, Inc	1,391
47,495		Absolute Software Corp	687
1,435,374		Accenture plc	423,134
95,188	*	ACI Worldwide, Inc	3,535
2,987		Adesso SE	500
3,173		Admicom Oyj	324
705,542	*	Adobe, Inc	413,194
53,246	*,g	Adyen NV	130,577
536,837	*	Afterpay Touch Group Ltd	47,650
26,478	*	Agilysys, Inc	1,506
42,900	*,e	Agora, Inc (ADR)	1,800
4,733		Ahnlab, Inc	302
1,821	*,e	AI inside, Inc	219
211,138	*	Akamai Technologies, Inc	24,619
9,332		Al Moammar Information Systems Co	316
49,885	*,e	Alarm.com Holdings, Inc	4,225
3,689	*,e	Alkami Technology, Inc	132
204,506	e	Alliance Data Systems Corp	21,307
7,100		Alpha Systems, Inc	228
24,778	*,e	Altair Engineering, Inc	1,709
30,208		Alten	4,009
83,456	*	Alteryx, Inc	7,179
216,353		Altium Ltd	5,956
795,941		Amadeus IT Holding S.A.	56,111
219,732		Amdocs Ltd	16,998
21,288		American Software, Inc (Class A)	467
1,500,121	*,n	Anaplan, Inc	79,956
20,606	*	Ansys, Inc	7,152
117,056		Appen Ltd	1,196
10,204	*	Appfolio, Inc	1,441
47,725	*,e	Appian Corp	6,574
360,138	*	Argo Blockchain plc	606
17,600		Argo Graphics, Inc	528
258,331	*	Asana, Inc	16,024
141,200	g	AsiaInfo Technologies Ltd	240
99,998	*	Aspen Technology, Inc	13,754
85,809		Asseco Poland S.A.	1,737
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,634		Atea ASA	$1,549
185,817	*	Atlassian Corp plc	47,729
85,828		Atos Origin S.A.	5,226
8,244		Aubay	435
294,226	*	Autodesk, Inc	85,885
620,259		Automatic Data Processing, Inc	123,196
137,355	*	Avalara, Inc	22,224
1,430,184	g	Avast plc	9,696
252,220	*	Avaya Holdings Corp	6,785
99,695		Aveva Group plc	5,117
550,600	*,e	BASE, Inc	8,314
9,744	*	BasWare Oyj	459
120,323		Bechtle AG.	22,363
25,937		Beijing E-Hualu Information Technology Co Ltd	108
11,540		Beijing Shiji Information Technology Co Ltd	42
50,118		Beijing Sinnet Technology Co Ltd	111
31,800		Bell System24 Holdings, Inc	500
61,896	*,e	Benefitfocus, Inc	873
40,826	e	Bentley Systems, Inc	2,645
77,072	*,e	BigCommerce Holdings, Inc	5,004
109,934	*	Bill.Com Holdings, Inc	20,138
104,633		Birlasoft Ltd	564
29,139	*,e	Bit Digital, Inc	199
257,182	*	Black Knight, Inc	20,055
57,791	*,e	Blackbaud, Inc	4,425
504,808	*,e	Blackberry Ltd (New)	6,170
84,760	*	Blackline, Inc	9,431
287,428	*,e	Blue Prism Group plc	3,221
7,179	*	BM Technologies, Inc	89
54,438	*	Bottomline Technologies, Inc	2,019
584,601	*,e	Box, Inc	14,937
1,311,575	*,e	BrainChip Holdings Ltd	482
252,179		Bravura Solutions Ltd	663
186,391	*	Brightcove, Inc	2,675
92,000		Broadleaf Co Ltd	428
165,775		Broadridge Financial Solutions, Inc	26,778
102,761	*	BTRS Holdings, Inc	1,297
213,984	*	Bytes Technology Group plc	1,370
23,428	*	C3.ai, Inc	1,465
315,890	*	Cadence Design Systems, Inc	43,220
76,680	*	Cafe24 Corp	2,048
37,748		Cancom SE	2,285
32,152	*	Cantaloupe, Inc	381
817,861		Cap Gemini S.A.	157,286
1,797,106	*	Capita Group plc	929
21,148		Cass Information Systems, Inc	862
8,950	e	cBrain A.S.	448
168,488		CDK Global, Inc	8,372
28,695	*,e	Cerence Inc	3,062
159,333	*	Ceridian HCM Holding, Inc	15,283
212,319	*	CGI, Inc	19,250
32,500	*,e	Change, Inc	868
157,073	*	ChannelAdvisor Corp	3,850
412,300	*,e	Chatwork Co Ltd	4,049
114,755	*,e	Check Point Software Technologies	13,326
11,091		China National Software & Service Co Ltd	98
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,374		China TransInfo Technology Co Ltd	$213
12,454,321	*	China Youzan Ltd	2,370
1,954,000		Chinasoft International Ltd	3,554
77,700	*	Chindata Group Holdings Ltd (ADR)	1,172
966,400		Cielo S.A.	707
88,264	*	Cint Group AB	992
167,498		Citrix Systems, Inc	19,642
43,357	*	Cleanspark, Inc	721
575,811	*	Cloudera, Inc	9,132
263,770	*	Cloudflare, Inc	27,917
10,795	*	CM.com NV	423
19,856		Coforge Ltd	1,112
698,358		Cognizant Technology Solutions Corp (Class A)	48,368
65,894	*	Cognyte Software Ltd	1,614
221,088	*,e	Commvault Systems, Inc	17,282
111,093		Computacenter plc	3,959
17,754	*	Computer Age Management Services Ltd	668
57,436		Computer Engineering & Consulting Ltd	820
535,452		Computershare Ltd	6,786
23,988		Comture Corp	511
81,780	*	Concentrix Corp	13,150
755,186	*	Conduent, Inc	5,664
25,180		Constellation Software, Inc	38,136
178,664	*	Converge Technology Solutions Corp	1,473
175,583	*	Cornerstone OnDemand, Inc	9,057
100,969	*	Coupa Software, Inc	26,465
38,279	*,g	Crayon Group Holding ASA	560
278,230	*	Crowdstrike Holdings, Inc	69,922
30,912		CSG Systems International, Inc	1,458
33,469	*	CyberArk Software Ltd	4,360
27,100	e	Cybozu, Inc	574
62,002		Cyient Ltd	718
1,298,633	*,e	Darktrace plc	8,242
191,967		Dassault Systemes S.A.	46,590
149,659		Data#3 Ltd	628
234,348	*	Datadog, Inc	24,391
4,713	*	Datagroup SE	363
34,095	*,e	Datto Holding Corp	949
367,005	*	Descartes Systems Group, Inc	25,382
1,704	*	Devoteam S.A.	222
88,577		DHC Software Co Ltd	109
5,944	*,e	Digimarc Corp	199
12,500		Digital Arts, Inc	951
3,008,831	e	Digital China Holdings Ltd	1,987
33,713		Digital Garage, Inc	1,515
238,973	*,e	Digital Turbine, Inc	18,169
103,472	*,e	DigitalOcean Holdings, Inc	5,752
14,840	*	Docebo, Inc	878
377,500	*,n	DocuSign, Inc	105,538
51,558		Dolby Laboratories, Inc (Class A)	5,068
124,452	*	Domo, Inc	10,059
266,250		dotdigital group plc	851
4,639	*	DoubleVerify Holdings, Inc	196
411,598	*	Dropbox, Inc	12,476
40,800		DTS Corp	973
100,500	*,e	Duck Creek Technologies, Inc	4,373
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,058		DuzonBIzon Co Ltd	$1,035
351,128	*	DXC Technology Co	13,673
775,490		Dye & Durham Ltd	29,797
359,930	*	Dynatrace, Inc	21,027
149,051	*	E2open Parent Holdings, Inc	1,702
24,100		Ebase Co Ltd	184
33,912		Ebix, Inc	1,150
130,052		Econocom Group S.A.	494
212,348		Edenred	12,107
19,717	*	eGain Corp	226
128,536	*	Elastic NV	18,735
293,651	*	EML Payments Ltd	767
42,180		Enghouse Systems Ltd	1,878
40,722	*	Envestnet, Inc	3,089
120,283	*	EPAM Systems, Inc	61,460
391,555	*,g	Equiniti Group plc	973
73,321	*	Euronet Worldwide, Inc	9,924
71,527	*,e	Everbridge, Inc	9,733
160,465		EVERTEC, Inc	7,004
25,015	*	Evo Payments, Inc	694
161,923	*	Exasol AG.	3,366
54,814	*	ExlService Holdings, Inc	5,825
47,752	*	Fair Isaac Corp	24,004
124,886	*,e	Fastly, Inc	7,443
429,401	*	Fawry for Banking & Payment Technology Services SAE	520
1,542,611		Fidelity National Information Services, Inc	218,542
108,403	*,†,g	Finablr plc	1
419,932	*	FireEye, Inc	8,491
101,775	*	First Derivatives plc	3,196
261,759		Firstsource Solutions Ltd	659
1,572,176	*	Fiserv, Inc	168,050
122,834	*	Five9, Inc	22,527
111,819	*	FleetCor Technologies, Inc	28,632
8,459		Formula Systems 1985 Ltd	759
192,596	*	Fortinet, Inc	45,874
49,609		Fortnox AB	2,439
73,400	*	Freee KK	6,701
92,982		F-Secure Oyj	444
22,784		FUJI SOFT, Inc	1,141
97,169		Fujitsu Ltd	18,180
9,327		Fukui Computer Holdings, Inc	352
24,100		Future Architect, Inc	435
122,647	*	Gartner, Inc	29,705
380,676		GB Group plc	4,347
584,600	*	GDS Holdings Ltd	5,742
733,736	*	GDS Holdings Ltd (ADR)	57,591
332,354		Genpact Ltd	15,099
94,064	g	Global Dominion Access S.A.	487
467,666		Global Payments, Inc	87,706
105,067	*,e	Globant S.A.	23,029
1,200	*	GMO Financial Gate, Inc	233
5,000	e	GMO GlobalSign Holdings KK	211
110,470	*	GMO internet, Inc	3,015
114,277		GMO Payment Gateway, Inc	14,842
219,593	*	GoDaddy, Inc	19,096
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,202	*	GreenBox POS	$110
123,251	*	GreenSky, Inc	684
102,740	*,e	Grid Dynamics Holdings, Inc	1,544
7,686	*,e	GTT Communications, Inc	19
49,035	*	GTY Technology Holdings Inc	349
15,106	*	Guidewire Software, Inc	1,703
95,064		Hackett Group, Inc	1,713
143,399		Hansen Technologies Ltd	669
44,517		Happiest Minds Technologies Ltd	602
464,683		HCL Technologies Ltd	6,156
61,000	*,e	Hennge KK	2,073
1,349,501	*	Hi Sun Technology China Ltd	227
14,284		Hilan Ltd	689
60,241	*,e	HubSpot, Inc	35,104
24,216	*	Hundsun Technologies, Inc	349
4,047		Hyundai Autoever Corp	487
11,571	*	I3 Verticals, Inc	350
27,830	*,e	IBEX Ltd	543
231,071		Ideagen plc	860
555,323	*	Ideanomics Inc	1,577
50,883		Iflytek Co Ltd	531
142,213	*	Indra Sistemas S.A.	1,299
440,486		Inesa Intelligent Tech, Inc - B	199
262,622	*	Infibeam Incorporation Ltd	184
24,853		Infocom Corp	684
4,354,500		Infomart Corp	35,736
23,548		Information Services International-Dentsu Ltd	970
2,992,224		Infosys Technologies Ltd	63,300
116,638		Integrated Research Ltd	170
60,177	*	Intellect Design Arena Ltd	587
16,549	*,e	Intelligent Systems Corp	521
31,820		InterDigital, Inc	2,324
1,332,497		International Business Machines Corp	195,331
18,424	*,e	International Money Express Inc	274
650,931		Intuit, Inc	319,067
97,199		iomart Group plc	360
503,954		Iress Market Technology Ltd	4,878
48,300		Itochu Techno-Science Corp	1,494
85,627	*,e	j2 Global, Inc	11,778
108,653		Jack Henry & Associates, Inc	17,766
64,706	*,e	Jamf Holding Corp	2,172
44,592	*,e	JFrog Ltd	2,030
4,700	*,e	JIG-SAW, Inc	394
33,957		Justsystems Corp	1,997
149,931		Kainos Group plc	3,059
12,886		Kanematsu Electronics Ltd	417
100,000	*,e	Kaonavi, Inc	3,108
77,299	*	Kape Technologies plc	319
490,896	*	Keywords Studios plc	16,908
22,360		Kginicis Co Ltd	428
194,428	*	Kinaxis, Inc	25,577
4,589	*	KineMaster Corp	74
2,126,495	*	Kingdee International Software Group Co Ltd	7,202
48,092	*,e	Kingsoft Cloud Holdings Ltd (ADR)	1,632
765,710		Kingsoft Corp Ltd	4,586
20,664		KNOW IT AB	677
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

124,237	*	KPIT Engineering Ltd	$435
37,505		Lakala Payment Co Ltd	164
46,973	g	Larsen & Toubro Infotech Ltd	2,576
3,458,826		Learning Technologies Group plc	9,000
519,728	*	Lightspeed POS, Inc	43,499
16,722	e	Lime Technologies AB	637
161,563	*,e	Limelight Networks, Inc	509
451,628		Link Administration Holdings Ltd	1,708
162,288	*	LINK Mobility Group Holding ASA	593
13,550		LiveChat Software S.A.	490
376,636	*	Liveperson, Inc	23,818
178,180	*	LiveRamp Holdings, Inc	8,348
842,628	g	Locaweb Servicos de Internet S.A.	4,584
4,869		Lotte Data Communication Co	177
26,283		Magic Software Enterprises Ltd	424
7,614		Malam-Team Ltd	261
90,226	*	Manhattan Associates, Inc	13,068
224,691	*,e	Marathon Digital Holdings, Inc	7,049
289,515	*,e	Marqeta, Inc	8,127
2,476,114		Mastercard, Inc (Class A)	904,004
36,636		Matrix IT Ltd	991
114,638		MAXIMUS, Inc	10,085
57,724	e	McAfee Corp	1,617
137,641	*	Medallia, Inc	4,645
1,303,520	*	Megaport Ltd	18,071
851,418		Micro Focus International plc	6,447
16,902,760		Microsoft Corp	4,578,958
4,319	*,e	MicroStrategy, Inc (Class A)	2,870
177,739	*	Mimecast Ltd	9,429
94,915		MindTree Ltd	3,324
357,000		Ming Yuan Cloud Group Holdings Ltd	1,767
20,100		Miroku Jyoho Service Co Ltd	289
130,621	*	Mitek Systems, Inc	2,516
20,267		Mitsubishi Research Institute, Inc	721
130,982	*	Model N, Inc	4,489
37,388	*	Money Forward, Inc	2,364
107,261	*,e	MoneyGram International, Inc	1,081
77,624	*,e	MongoDB, Inc	28,063
32,037		Moshi Moshi Hotline, Inc	391
79,621		Mphasis Ltd	2,290
1,987,800		My EG Services BHD	853
8,477	*	Nagarro SE	1,040
852,000	*,†,e	National Agricultural Holdings Ltd	1
296,533		NCC Group plc	1,206
626,973	*,e	nCino, Inc	37,568
2,400,105	*,e	nearmap Ltd	3,354
120,781		NEC Corp	6,215
68,143		NEC Networks & System Integration Corp	1,076
49,735		Nemetschek AG.	3,807
90,706		NET One Systems Co Ltd	2,990
59,087	g	Netcompany Group A.S.	6,718
484,305	g	Network International Holdings plc	2,454
79,299	*	New Relic, Inc	5,311
302,000	*	Newborn Town, Inc	264
378,466	*,g	Nexi S.p.A	8,317
5,949,140	*	NEXTDC Ltd	52,940
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,847	*	NHN KCP Corp	$560
72,543	*	Nice Systems Ltd	17,906
106,038		Nihon Unisys Ltd	3,191
72,200		Nippon System Development Co Ltd	1,206
1,500,000	*,e	Nitro Software Ltd	3,662
226,590		Nomura Research Institute Ltd	7,483
4,903	*	Northern Data AG.	474
934,042		NortonLifelock, Inc	25,425
34,792		NS Solutions Corp	1,120
319,645		NTT Data Corp	4,990
553,180	*	Nuance Communications, Inc	30,115
189,100	*	Nuix Ltd	313
424,274	*	Nutanix, Inc	16,216
119,880	*	Nuvei Corp	9,890
52,964	*	Nuvei Corp	4,335
21,700		OBIC Business Consultants Ltd	1,248
32,610		Obic Co Ltd	6,065
23,300		Objective Corp Ltd	305
166,656	*	Okta, Inc	40,777
8,643	*,e	ON24, Inc	307
36,510		One Software Technologies Ltd	548
102,600	*	OneConnect Financial Technology Co Ltd (ADR)	1,233
17,808	*	OneSpan, Inc	455
170,012	e	Open Text Corp	8,637
257,693		Open Text Corp (Toronto)	13,086
19,000	*,e	Optim Corp	387
2,761,261		Oracle Corp	214,937
7,042	*	Oracle Corp Japan	538
16,902		Oracle Financial Services Software Ltd	831
7,438		Oro Co Ltd	264
12,460		Otsuka Corp	653
199,238	*,e	Pagerduty, Inc	8,484
383,424	*,e	Pagseguro Digital Ltd	21,441
382,832	*,e	Palantir Technologies, Inc	10,091
134,352	*	Palo Alto Networks, Inc	49,851
236,163	*,e	Paya Holdings, Inc	2,603
461,430		Paychex, Inc	49,511
71,010	*	Paycom Software, Inc	25,810
79,081	*,e	Paylocity Holding Corp	15,089
3,655,535	*	PayPal Holdings, Inc	1,065,515
54,565	*,e	Paysafe Ltd	661
96,845		Pegasystems, Inc	13,480
24,258	*	Perficient, Inc	1,951
36,861		Persistent Systems Ltd	1,460
76,302	*	Pexip Holding ASA	682
59,662	*	Ping Identity Holding Corp	1,366
15,400	*,e	PKSHA Technology, Inc	345
15,000	*,e	Plaid, Inc	372
46,048		Posco ICT Co Ltd	350
7,000	*	Priority Technology Holdings Inc	53
213,171		Progress Software Corp	9,859
84,047	*	Proofpoint, Inc	14,604
21,971	*	PROS Holdings, Inc	1,001
158,659	*	PTC, Inc	22,412
960,024	*,e	Pushpay Holdings Ltd	1,208
30,172	*	Q2 Holdings, Inc	3,095
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,137		QAD, Inc (Class A)	$621
33,900	e	QIWI plc (ADR)	361
17,315	*	QT Group Oyj	2,028
114,206	*,e	Qualtrics International, Inc	4,368
18,684	*	Qualys, Inc	1,881
112,950	*,e	Rackspace Technology, Inc	2,215
70,100		Rakus Co Ltd	1,905
52,022	*	Rapid7, Inc	4,923
178,160	*	Repay Holdings Corp	4,283
20,419		Reply S.p.A	3,354
22,138	*	Rimini Street, Inc	136
112,207	*	RingCentral, Inc	32,605
71,751	*,e	Riot Blockchain, Inc	2,703
15,286	*	Route Mobile Ltd	355
13,809		Rsupport Co Ltd	116
46,956	e	S&T AG.	1,076
472,832	*	Sabre Corp	5,901
1,116,277		Sage Group plc	10,574
163,658	*	SailPoint Technologies Holding, Inc	8,358
28,424		Saipens International Corp NV	762
3,110,713	*	salesforce.com, Inc	759,854
14,682		Samsung SDS Co Ltd	2,411
21,725		Sangfor Technologies, Inc	871
16,600	*,e	Sansan, Inc	1,459
943,744		SAP AG.	132,558
32,560		Sapiens International Corp NV	855
1,292		Secunet Security Networks AG.	574
15,418	*,e	SecureWorks Corp	286
50,000	*	SentinelOne, Inc	2,080
607,860	*	ServiceNow, Inc	334,049
987,854	*	Sezzle, Inc (ADR)	6,535
27,489		Shanghai Baosight Software Co Ltd	216
317,672	*	SHIFT, Inc	48,915
13,290	*	Shift4 Payments, Inc	1,246
138,023	*	Shopify, Inc (Class A) (Toronto)	201,854
4,390	*,e	ShotSpotter, Inc	214
929,741		Silverlake Axis Ltd	163
41,385		SimCorp AS	5,198
437,341	*,g	Sinch AB	7,359
981,940	*	Slack Technologies, Inc	43,500
223,501	*,n	Smartsheet, Inc	16,164
250,886	*	Smith Micro Software, Inc	1,310
27,205	*	Snowflake, Inc	6,578
10,100		Softbank Technology Corp	279
118,004		Softcat plc	2,899
54,170		Software AG.	2,437
76,465	*,e	SolarWinds Corp	1,291
80,188	*,e	Solutions 30 SE	554
47,495		Sonata Software Ltd	478
799,481		Sonda S.A.	453
26,582		Sopra Group S.A.	5,115
133,900	*,e	SOS Ltd (ADR)	443
91,662		Sourcenext Corp	262
235,868	*	Splunk, Inc	34,102
108,796	*	Sprout Social, Inc	9,729
137,682	*	SPS Commerce, Inc	13,748
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

577,760	*	Square, Inc	$140,858
289,679		SS&C Technologies Holdings, Inc	20,874
30,767	*	StarTek, Inc	219
1,397,904	*	StoneCo Ltd	93,743
52,900		Sumisho Computer Systems Corp	3,152
73,172	*,e	Sumo Logic, Inc	1,511
642,224		SUNeVision Holdings Ltd	658
615,895	*	SVMK, Inc	12,977
134,767		Switch, Inc	2,845
62,966	*	Sykes Enterprises, Inc	3,381
554,257	*	Synopsys, Inc	152,859
69,228		Systena Corp	1,324
357,851		Systex Corp	1,161
72,413		Tanla Platforms Ltd	779
811,431		Tata Consultancy Services Ltd	36,568
57,921		Tata Elxsi Ltd	3,359
138,975	*,g	TeamViewer AG.	5,219
269,373		Tech Mahindra Ltd	3,975
95,700		TechMatrix Corp	1,582
277,652		Technology One Ltd	1,937
11,145	*	Telos Corp	379
57,517		Temenos Group AG.	9,247
399,061	*	Tenable Holdings, Inc	16,501
229,237	*	Teradata Corp	11,455
21,461		Thunder Software Technology Co Ltd	521
88,342	e	Tietoenator Oyj	2,791
24,500		TIS, Inc	625
27,140		TKC	821
389,352		Totvus S.A.	2,947
591,799	*	Trade Desk, Inc	45,782
35,461	*	Trans Cosmos, Inc/Japan	980
410,219		Travelsky Technology Ltd	884
33,652	*	Trend Micro, Inc	1,762
50,213		TTEC Holdings, Inc	5,176
4,632	*,e	Tucows, Inc	372
396,957	*	Twilio, Inc	156,465
57,200	*	Tyler Technologies, Inc	25,876
328,011	*	Tyro Payments Ltd	905
31,100		Uchida Yoko Co Ltd	1,378
472,143	*,e	UiPath, Inc	32,073
266,650	*	Unifiedpost Group S.A.	4,351
47,801	*	Unisys Corp	1,210
68,736	*,e	Unity Software, Inc	7,549
51,601	*	Upland Software, Inc	2,124
316,100		Vakrangee Ltd	178
86,670	*	Varonis Systems, Inc	4,994
87,241	*	Verint Systems, Inc	3,932
137,023	*	VeriSign, Inc	31,199
121,507	*,e	Veritone, Inc	2,395
578,016	*,e	Verra Mobility Corp	8,884
5,332	*	Viant Technology, Inc	159
87,889	*,e	VirnetX Holding Corp	375
3,763,081		Visa, Inc (Class A)	879,884
53,479	*,e	Visional, Inc	2,936
106,830	*,e	VMware, Inc (Class A)	17,090
275,000	*	Vobile Group Ltd	1,240
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,936	*	Volue ASA	$288
1,489,000	*,e,g	Weimob, Inc	3,286
727,330		Western Union Co	16,707
63,913	*,e	WEX, Inc	12,393
592,134		Wipro Ltd	4,346
501,437		Wisetech Global Ltd	11,983
73,409	*,e	Wix.com Ltd	21,309
256,345	*	Workday, Inc	61,200
87,212	*	Workiva, Inc	9,709
112,530	*,g	Worldline S.A.	10,545
114,378	*	Xero Ltd	11,765
222,101		Xperi Holding Corp	4,940
125,203	*,e	Yext, Inc	1,789
73,237		Yonyou Network Technology Co Ltd	377
400,034	*	Zendesk, Inc	57,741
50,232		Zensar Technologies Ltd	211
28,209	*,e	Zix Corp	199
257,624	*	Zoom Video Communications, Inc	99,708
210,817	*	Zscaler, Inc	45,549
15,700		Zuken, Inc	440
648,314	*	Zuora Inc	11,183
		TOTAL SOFTWARE & SERVICES	15,923,847

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
165,328	*,e	3D Systems Corp	6,608
3,628	*,e	908 Devices, Inc	141
19,905,944	e	AAC Technologies Holdings, Inc	148,925
50,000	*	Ability Opto-Electronics Technology Co Ltd	171
428,402		Accton Technology Corp	5,073
20,293	*	ACE Technologies Corp	337
1,276,532		Acer, Inc	1,342
69,311	*	Addsino Co Ltd	202
69,000		Adlink Technology, Inc	152
62,320		Adtran, Inc	1,287
58,464	*	ADVA AG. Optical Networking	810
35,000		Advanced Ceramic X Corp	634
157,331		Advantech Co Ltd	1,947
33,764	*	Aeva Technologies, Inc	357
36,206	e	Ai Holdings Corp	714
23,285	*,e	Akoustis Technologies, Inc	249
166,000		Alpha Networks, Inc	170
438,500		Alps Electric Co Ltd	4,641
6,535		ALSO Holding AG.	1,886
54,150		Amano Corp	1,369
506,260		Amphenol Corp (Class A)	34,633
514,493	e	Anritsu Corp	9,583
110,000		Apex International Co Ltd	239
30,978,316	d	Apple, Inc	4,242,790
105,409		Arcadyan Technology Corp	403
310,629	*	Arista Networks, Inc	112,544
271,318	*	Arlo Technologies, Inc	1,837
91,686	*	Arrow Electronics, Inc	10,437
192,000		Asia Optical Co, Inc	634
224,000		Asia Vital Components Co Ltd	648
31,000		ASROCK, Inc	215
301,026	*	Asustek Computer, Inc	4,014
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,000		Aten International Co Ltd	$234
3,460,534		AU Optronics Corp	2,798
30,004		Audiocodes Ltd	1,009
55,000		AURAS Technology Co Ltd	371
54,598		Aurora Corp	180
25,249		Austria Technologie & Systemtechnik AG.	1,094
82,100		Avary Holding Shenzhen Co Ltd	456
12,261	*	Aviat Networks, Inc	402
50,520		AVIC Jonhon Optronic Technology Co Ltd	618
137,408	*	Avid Technology, Inc	5,380
167,552	e	Avnet, Inc	6,715
58,400		Azbil Corp	2,420
28,475	e	Badger Meter, Inc	2,794
72,490	e	Barco NV	1,985
3,719		Basler AG.	460
22,543	*	Beijing BDStar Navigation Co Ltd	150
7,800		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	154
59,486	e	Belden CDT, Inc	3,008
110,504		Benchmark Electronics, Inc	3,145
1,737,798		Benq Corp	1,920
19,515		BH Co Ltd	358
898,537		BOE Technology Group Co Ltd	867
36,430		Brother Industries Ltd	728
293,939	e	BYD Electronic International Co Ltd	1,932
92,098	*	CalAmp Corp	1,171
427,865	*	Calix, Inc	20,324
25,459	*	Cambium Networks Corp	1,231
67,600	*,e	Canaan, Inc (ADR)	551
19,600	*	Canon Electronics, Inc	303
48,790	e	Canon Marketing Japan, Inc	1,133
109,359	e	Canon, Inc	2,472
372,996		Career Technology Co Ltd	418
101,299	*	Casa Systems, Inc	899
291,947		Catcher Technology Co Ltd	1,907
211,070		CDW Corp	36,863
272,173	*	Celestica, Inc	2,134
242,000	*	Chang Wah Electromaterials, Inc	286
88,145		Chaozhou Three-Circle Group Co Ltd	578
510,481		Cheng Uei Precision Industry Co Ltd	774
461,000		Chicony Electronics Co Ltd	1,330
187,179		Chilisin Electronics Corp	761
489,600	*,†	China Fiber Optic Network System Group Ltd	1
120,957		China Greatwall Technology Group Co Ltd	273
561,651	*	China Railway Signal & Communication Corp Ltd	494
269,000		Chin-Poon Industrial Co	314
284,840		Chroma ATE, Inc	1,957
16,000		Chunghwa Precision Test Tech Co Ltd	374
1,432,385	*	Ciena Corp	81,488
16,047,792		Cisco Systems, Inc	850,533
262,500		Citizen Watch Co Ltd	970
5,408	*	Clearfield, Inc	203
350,393		Clevo Co	381
755,743		CMC Magnetics Corp	275
95,749		Codan Ltd	1,295
584,132		Cognex Corp	49,096
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,795	*	Coherent, Inc	$6,026
1,684,312	e	Comba Telecom Systems Holdings Ltd	440
7,085		Comet Holding AG.	1,951
1,562,607	*	CommScope Holding Co, Inc	33,299
1,730,524		Compal Electronics, Inc	1,388
838,000		Compeq Manufacturing Co	1,263
33,964		Comtech Telecommunications Corp	821
73,249		Concraft Holding Co Ltd	192
13,800		CONEXIO Corp	187
280,600		Coretronic Corp	617
624,097		Corning, Inc	25,526
26,808	*,e	Corsair Gaming, Inc	892
15,567	*	CosmoAM&T Co Ltd	377
154,000	*	Co-Tech Development Corp	451
342,000		Cowell e Holdings, Inc	224
60,098	e	CTS Corp	2,233
50,916		Daea TI Co Ltd	285
27,453		Daeduck Electronics Co Ltd	396
8,056		Daejoo Electronic Materials Co Ltd	345
92,770		Daiwabo Co Ltd	1,592
56,107	*	Daktronics, Inc	370
179,421		Darfon Electronics Corp	295
16,600		Datalogic S.p.A.	393
305,414	*	DataTec Ltd	589
359,107	*	Dell Technologies, Inc	35,792
131,757		Delta Electronics Thai PCL	2,376
3,022,673		Delta Electronics, Inc	32,838
56,401		Dexerials Corp	1,187
54,770	e	Dicker Data Ltd	454
103,753	*	Diebold, Inc	1,332
42,790	*,e	Digi International, Inc	860
23,646		Digital Power Communications Co Ltd	305
19,865		Dreamtech Co Ltd	210
102,000	*	Dynapack International Technology Corp	408
17,456	*,e	DZS, Inc	362
243,100		Eastern Communications Co Ltd	116
27,615	*,e	Eastman Kodak Co	230
103,548	*,e	Ebang International Holdings, Inc	319
228,468	*	EchoStar Corp (Class A)	5,549
49,000		Egis Technology, Inc	288
13,824		Eizo Nanao Corp	617
43,896		Elecom Co Ltd	821
19,400		Elematec Corp	229
230,270		Elite Material Co Ltd	1,800
233,000	*	Elitegroup Computer Systems Co Ltd	184
42,601	*	EMCORE Corp	393
54,704		Ennoconn Corp	430
6,200		Enplas Corp	206
17,538	*	ePlus, Inc	1,520
56,987,200		Erajaya Swasembada Tbk PT	2,718
2,654,682		Ericsson (LM) (B Shares)	33,380
18,601		ESPEC Corp	375
30,337		Esprinet S.p.A.	533
26,696		Evertz Technologies Ltd	310
703,509	*	Extreme Networks, Inc	7,851
50,326	*	F5 Networks, Inc	9,394
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,786	*	Fabrinet	$7,841
44,954	*	FARO Technologies, Inc	3,496
169,055	*	Feelux Co Ltd	526
106,948		Fiberhome Telecommunication Technologies Co Ltd	308
2,606,000	*,e	FIH Mobile Ltd	430
299,793	*,e	Fingerprint Cards AB	1,145
191,633		Firich Enterprises Co Ltd	249
283,392		FLEXium Interconnect, Inc	1,373
99,310		Flytech Technology Co Ltd	236
24,890,041	*	Foxconn Industrial Internet Co Ltd	47,777
1,315,193		Foxconn Technology Co Ltd	3,098
670,063		Fujifilm Holdings Corp	49,564
191,000		General Interface Solution Holding Ltd	846
63,378		Genius Electronic Optical Co Ltd	1,281
297,271		Getac Technology Corp	587
384,123		Gigabyte Technology Co Ltd	1,480
34,558		Gilat Satellite Networks Ltd	350
198,000	*	Global Brands Manufacture Ltd	247
75,322		GoerTek, Inc	498
299,000	*	Gold Circuit Electronics Ltd	717
123,536		GRG Banking Equipment Co Ltd	249
127,997		Guangzhou Haige Communications Group, Inc Co	187
31,218		Guangzhou Shiyuan Electronic Technology Co Ltd	600
819,450		Halma plc	30,529
42,084		Hamamatsu Photonics KK	2,535
424,500		Hana Microelectronics PCL (Foreign)	944
269,365		Hannstar Board Corp	460
1,749,330	*	HannStar Display Corp	1,387
110,891	*	Harmonic, Inc	945
1,703,567		Hewlett Packard Enterprise Co	24,838
1,067,841		Hexagon AB	15,822
564,000	*	High Tech Computer Corp	795
10,200		Hioki EE Corp	557
3,544		Hirose Electric Co Ltd	518
40,000	*	Hiwin Mikrosystem Corp	178
25,573		HMS Networks AB	1,082
107,470		Holystone Enterprise Co Ltd	559
5,327,640		Hon Hai Precision Industry Co, Ltd	21,390
33,399	e	Horiba Ltd	2,168
87,200		Hosiden Corp	781
1,722,409		HP, Inc	52,000
51,800		Huagong Tech Co Ltd	188
91,500	*,e	Huobi Technology Holdings Ltd	165
897,100		Ibiden Co Ltd	48,285
10,947	*	Identiv, Inc	186
88,756		IEI Integration Corp	159
121,633	*,e	II-VI, Inc	8,829
18,622		Iljin Materials Co Ltd	1,206
4,683,770		Inari Amertron BHD	3,584
1,661		Inficon Holding AG.	1,921
96,588	*,e	Infinera Corp	985
62,200		Innodisk Corp	425
3,709,321		InnoLux Display Corp	2,759
100,395	*,e	Inseego Corp	1,013
74,775	*	Insight Enterprises, Inc	7,478
33,500		Inspur Electronic Information Industry Co Ltd	146
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,000	*	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	$364
1,143,172		Inventec Co Ltd	1,077
31,163	*	IPG Photonics Corp	6,568
20,900		Iriso Electronics Co Ltd	1,012
176,820		ITEQ Corp	904
98,658	*,e	Iteris, Inc	656
31,560	*	Itron, Inc	3,155
20,638	e	Ituran Location and Control Ltd	562
198,806		Jabil Inc	11,555
47,942		Japan Aviation Electronics Industry Ltd	847
992,594	*,e	Japan Display, Inc	339
317,700		Jaymart PCL	338
54,465		Jenoptik AG.	1,490
275,687		Juniper Networks, Inc	7,540
17,800		Kaga Electronics Co Ltd	477
621,200		KCE Electronics PCL	1,512
422,738		Keyence Corp	212,901
154,212	*	Keysight Technologies, Inc	23,812
44,422	*	Kimball Electronics, Inc	966
46,000		King Slide Works Co Ltd	648
292,705		Kingboard Chemical Holdings Ltd	1,623
882,246		Kingboard Laminates Holdings Ltd	1,981
19,849	*,e	KMW Co Ltd	954
396,507	*	Knowles Corp	7,827
29,400		Koa Corp	458
8,240	*	KONA I Co Ltd	323
461,900		Konica Minolta Holdings, Inc	2,559
21,175	*	KVH Industries, Inc	260
35,393		Kyocera Corp	2,187
13,093		L&F Co Ltd	1,066
20,726		Landis&Gyr Group AG.	1,448
42,625		Largan Precision Co Ltd	4,740
510	*	LEM Holding S.A.	1,069
3,100,399		Lenovo Group Ltd	3,560
256,323		Lens Technology Co Ltd	1,166
107,761		Leyard Optoelectronic Co Ltd	130
98,501	*,e	LG Display Co Ltd	2,141
5,824		LG Innotek Co Ltd	1,152
363,284		Lingyi iTech Guangdong Co	516
898,277		Lite-On Technology Corp	1,856
32,421		Littelfuse, Inc	8,261
187,415		Logitech International S.A.	22,760
60,995		Lotes Co Ltd	1,278
25,136		LPKF Laser & Electronics AG.	733
102,870	*	Lumentum Holdings, Inc	8,438
21,409	*,e	Luna Innovations, Inc	232
381,324	*	Luxshare Precision Industry Co Ltd	2,713
50,507		Macnica Fuji Electronics Holdings, Inc	1,213
7,700		Maruwa Co Ltd	775
126,100	*	Maxell Holdings Ltd	1,410
16,884		Maxscend Microelectronics Co Ltd	1,403
63,991		Mcj Co Ltd	714
10,027		Mcnex Co Ltd	422
19,500		Meiko Electronics Co	573
5,165		Melco Holdings, Inc	246
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

569,076		Merry Electronics Co Ltd	$2,153
51,459		Methode Electronics, Inc	2,532
198,000	*,†,e	MH Development Ltd	0	^
75,946	e	Micronic AB	2,292
292,200		Micro-Star International Co Ltd	1,651
147,593	*,e	Microvision, Inc	2,472
764,893		Mitac Holdings Corp	757
277,726		Motorola Solutions, Inc	60,225
393,727		Murata Manufacturing Co Ltd	29,992
95,000		Nan Ya Printed Circuit Board Corp	1,328
269,600	*,e	Nano Dimension Ltd (ADR)	2,221
9,154	*	Napco Security Technologies, Inc	333
237,276	e	National Instruments Corp	10,032
178,965	*	NCR Corp	8,163
35,640		Neopost S.A.	1,072
311,562		NetApp, Inc	25,492
39,524	*	Netgear, Inc	1,515
94,908	*	Netscout Systems, Inc	2,709
94,412	*	Newmax Technology Co Ltd	163
52,750	e	Nichicon Corp	567
38,815		Ninestar Corp	193
21,000		Nippon Ceramic Co Ltd	553
259,076	e	Nippon Electric Glass Co Ltd	6,084
46,256		Nippon Signal Co Ltd	381
32,460	e	Nissha Printing Co Ltd	489
75,429	*,e	nLight, Inc	2,737
19,372		Nohmi Bosai Ltd	365
1	*	Nokia Corp (ADR)	0	^
4,663,469	*	Nokia Oyj (Turquoise)	24,986
34,330	*	Novanta, Inc	4,626
2,449,110		OFILM Group Co Ltd	3,362
86,536		Oki Electric Industry Co Ltd	792
92,168		Omron Corp	7,298
30,679		Optex Co Ltd	513
6,073		OptoElectronics Solutions Co Ltd	242
74,859	*	OSI Systems, Inc	7,609
15,385	*,e	Ouster, Inc	192
295,224		Pan-International Industrial	421
12,775	*,e	PAR Technology Corp	893
3,287		Park Systems Corp	381
33,058		Partron Co Ltd	306
572,256		PAX Global Technology Ltd	659
14,857		PC Connection, Inc	687
849,915		Pegatron Technology Corp	2,098
35,055	*	Plantronics, Inc	1,463
40,782	*	Plexus Corp	3,728
325,414		Primax Electronics Ltd	666
2,089,000		Prime View International Co Ltd	5,595
500,324	*	Pure Storage, Inc	9,771
1,143,390		Quanta Computer, Inc	3,589
153,000		Quanta Storage, Inc	219
114,275	*	Quantum Corp	787
43,809	*	Radware Ltd	1,348
19,849		Raytron Technology Co Ltd	307
898,000	*,g	Razer, Inc	244
193,415	*	Redington India Ltd	697
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,715		Renishaw plc	$2,571
13,147		Restar Holdings Corp	223
92,160	*,e	Ribbon Communications, Inc	701
542,885		Ricoh Co Ltd	6,111
14,726		Riken Keiki Co Ltd	352
31,298		Riso Kagaku Corp	501
779,881	*	Ritek Corp	259
28,218	*	Rogers Corp	5,666
18,233		Ryosan Co Ltd	331
10,400	e	Ryoyo Electro Corp	243
22,885		Samsung Electro-Mechanics Co Ltd	3,589
6,192,207		Samsung Electronics Co Ltd	443,276
350,204		Samsung Electronics Co Ltd (Preference)	22,921
23,410		Samsung SDI Co Ltd	14,494
7,040		Samwha Capacitor Co Ltd	377
6,506		Sang-A Frontec Co Ltd	271
155,698	*	Sanmina Corp	6,066
3,300	e	Sanshin Electronics Co Ltd	64
32,886	*,e	Scansource, Inc	925
6,511		Seagate Technology Holdings plc	572
95,460		Seiko Epson Corp	1,678
9,680	*,g	Sensirion Holding AG.	776
17,000		Sensortek Technology Corp	427
10,014	*	Seojin System Co Ltd	385
181,419		Sercomm Corp	448
22,287	*	Sesa S.p.A	3,731
111,084		Shengyi Technology Co Ltd	402
22,205		Shennan Circuits Co Ltd	382
63,621		Shenzhen Kaifa Technology Co Ltd	188
37,300		Shenzhen Sunlord Electronics Co Ltd	224
44,202		Shenzhen Sunway Communication Co Ltd	211
104,217		Shimadzu Corp	4,027
37,219	*	Sierra Wireless, Inc	706
31,300	e	Siix Corp	400
493,907		Simplo Technology Co Ltd	6,360
166,123		Sinbon Electronics Co Ltd	1,632
710,302		SKP Resources Bhd	279
148,686	*	S-MAC Co Ltd/Korea	186
1,193,375		Softwareone Holding AG.	28,233
46,310	*	Solid, Inc	310
22,233	*	SOLUM Co Ltd	556
8,113		Solus Advanced Materials Co Ltd	371
118,909		Spectris plc	5,333
71,000		Speed Tech Corp	213
1,206,698		Spirent Communications plc	4,114
124,199		Sterlite Technologies Ltd	443
415,314	*,e	Stratasys Ltd	10,740
210,085		Strix Group plc	917
13,000	e	Sun Corp	436
773,949		Sunny Optical Technology Group Co Ltd	24,443
54,000		Sunrex Technology Corp	103
58,243	*	Super Micro Computer, Inc	2,049
304,623		Supreme Electronics Co Ltd	440
88,541		Suzhou Dongshan Precision Manufacturing Co Ltd	285
92,250		Syncmold Enterprise Corp	276
81,694		Synnex Corp	9,947
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

550,621		Synnex Technology International Corp	$1,006
188,000		Taiwan Union Technology Corp	786
119,640		Taiyo Yuden Co Ltd	5,903
78,500	e	Tamura Corp	589
14,379		TDK Corp	1,741
1,629,097		TE Connectivity Ltd	220,270
60,337	*	Telcon RF Pharmaceutical Inc	246
120,495	*	Test Research, Inc	258
53,000		Thinking Electronic Industrial Co Ltd	378
19,704		Tianjin 712 Communication & Broadcasting Co Ltd	110
80,630	*	Tianma Microelectronics Co Ltd	177
86,762	*	Tobii AB	672
126,220		Tong Hsing Electronic Industries Ltd	962
5,400,000	*	Tongda Group Holdings Ltd	331
103,056		Topcon Corp	1,533
25,985	*	Toshiba TEC Corp	1,068
2,077,000	*	TPK Holding Co Ltd	3,472
142,000		Transcend Information, Inc	376
194,783	*	Trimble Inc	15,939
387,574		Tripod Technology Corp	1,877
538,837	*	TTM Technologies, Inc	7,705
120,912	*,e	Turtle Beach Corp	3,859
223,039		TXC Corp	1,008
11,840	e	Ubiquiti, Inc	3,696
30,088		Ubiquoss Holdings, Inc	546
514,011		Unimicron Technology Corp	2,377
170,811		Unisplendour Corp Ltd	578
483,500		Unitech Printed Circuit Board Corp	383
77,498		Universal Scientific Industrial Shanghai Co Ltd	201
223,000	*	Unizyx Holding Corp	235
9,505		V Technology Co Ltd	456
39,007	*,e	Velodyne Lidar, Inc	415
138,100	e	Venture Corp Ltd	1,976
18,000		VIA Labs, Inc	260
79,922	*,e	Viasat, Inc	3,983
332,749	*	Viavi Solutions, Inc	5,876
27,664	*	Vidente Co Ltd	224
235,399	e	Vishay Intertechnology, Inc	5,308
66,718	*	Vishay Precision Group, Inc	2,271
2,127,253		Vontier Corp	69,306
2,160,628		VS Industry BHD	719
1,473,042		VST Holdings Ltd	1,189
161,985		Vtech Holdings Ltd	1,705
143,200		Wacom Co Ltd	910
123,136		Wah Lee Industrial Corp	364
131,841		Walsin Technology Corp	1,075
237,620	*	Western Digital Corp	16,911
63,884		Wingtech Technology Co Ltd	957
190,500	*,†,b	Wintek Corp	0	^
18,436		WiSoL Co Ltd	211
1,155,323		Wistron Corp	1,285
247,372		Wistron NeWeb Corp	675
67,049		Wiwynn Corp	2,398
650,519		WPG Holdings Co Ltd	1,193
313,783		WT Microelectronics Co Ltd	605
115,715		Wuhan Guide Infrared Co Ltd	494
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,474		Wuhu Token Science Co Ltd	$171
58,048	*	WUS Printed Circuit Kunshan Co Ltd	139
18,913		Wuxi Lead Intelligent Equipment Co Ltd	176
215,382		Xerox Holdings Corp	5,059
6,119,200	*,g	Xiaomi Corp	21,282
15,750	*,†	Ya Hsin Industrial Co Ltd	0
155,979	*	Yageo Corp	3,140
34,847		Yealink Network Technology Corp Ltd	452
25,519		Yokogawa Electric Corp	382
13,284		Yokowo Co Ltd	303
76,560	*	Zebra Technologies Corp (Class A)	40,538
16,927	*,e	Zepp Health Corp (ADR)	199
155,518		Zhejiang Dahua Technology Co Ltd	507
298,558		Zhen Ding Technology Holding Ltd	1,125
30,423		Zhongji Innolight Co Ltd	181
217,203		ZTE Corp	1,116
350,199		ZTE Corp (Class H)	1,093
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,987,335

TELECOMMUNICATION SERVICES - 1.4%
526,471		Advanced Info Service PCL (Foreign)	2,809
954,100	g	Airtel Africa plc	1,019
30,054,232		America Movil S.A.B. de C.V.	22,615
70,394	*	Anterix, Inc	4,223
22,200		ARTERIA Networks Corp	360
1,509,929	*	Asia Pacific Telecom Co Ltd	472
12,734,008		AT&T, Inc	366,485
15,387		ATN International, Inc	700
1,124,106		Axiata Group Bhd	1,014
662,920	*,e	Axtel SAB de C.V.	200
97,809	*	Bandwidth Inc	13,490
74,572		BCE, Inc	3,677
2,140,461	*	Bezeq Israeli Telecommunication Corp Ltd	2,332
2,179,471		Bharti Airtel Ltd	15,434
7,742,329	*	BT Group plc	20,806
92,981	*	Cellcom Israel Ltd	405
1,071,395	g	Cellnex Telecom SAU	68,335
20,000		Chief Telecom, Inc	216
17,537,912	g	China Tower Corp Ltd	2,415
440,645		Chorus Ltd	1,971
1,637,653		Chunghwa Telecom Co Ltd	6,683
56,445	*	Cincinnati Bell, Inc	870
3,347,641		Citic 1616 Holdings Ltd	1,108
115,857		Cogent Communications Group, Inc	8,908
169,591	*	Consolidated Communications Holdings, Inc	1,491
3,313,551		Deutsche Telekom AG.	70,082
1,348,344		Digi.Com BHD	1,342
43,825		Drillisch AG.	1,342
122,457		Elisa Oyj (Series A)	7,308
740,240		Emirates Telecommunications Group Co PJSC	4,434
401,909		Empresa Nacional de Telecomunicaciones S.A.	2,211
158,850		Etihad Etisalat Co	1,405
75,710	g	Euskaltel S.A.	986
702,282		Far EasTone Telecommunications Co Ltd	1,628
132,592		Freenet AG.	3,135
80,502		Gamma Communications plc	2,220
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,715,088	*,e	Globalstar, Inc	$6,613
11,832		Globe Telecom, Inc	446
81,180	*,e	Gogo, Inc	924
97,343		Hellenic Telecommunications Organization S.A.	1,635
744,620		HKBN Ltd	901
3,274,739		HKT Trust and HKT Ltd	4,460
1,665,607		Hutchison Telecommunications Hong Kong Holdings Ltd	328
25,885	*,e	IDT Corp (Class B)	957
24,033	e	Iliad S.A.	3,521
1,969,080	*	Indosat Tbk PT	931
289,224		Indus Towers Ltd	930
291,873	g	Infrastrutture Wireless Italiane S.p.A	3,296
49,824		Internet Initiative Japan, Inc	1,548
1,734,760		Intouch Holdings PCL (Class F)	3,505
89,823	*	Iridium Communications, Inc	3,592
2,878,985		Jasmine International PCL	261
1,026,487		KDDI Corp	31,981
3,193,489		Koninklijke KPN NV	9,988
222,725	*,†,e	Let’s GOWEX S.A.	3
94,872		LG Telecom Ltd	1,293
48,859	*	Liberty Global plc (Class A)	1,327
94	*	Liberty Global plc (Class C)	3
208,525	*	Liberty Latin America Ltd (Class A)	2,890
309,246	*,e	Liberty Latin America Ltd (Class C)	4,360
619,629		Link Net Tbk PT	184
1,453,100		Lumen Technologies, Inc	19,748
388,057		Magyar Telekom	559
933,983		Maxis BHD	988
104,582	*	Millicom International Cellular S.A.	4,144
2,044,516		Mobile Telecommunications Co KSC	3,997
423,036	*	Mobile Telecommunications Co Saudi Arabia	1,640
196,593		Mobile TeleSystems (ADR)	1,820
15,712	e	Mobistar S.A.	352
1,644,350	*,e	MTN Group Ltd	11,880
3,220,966		NetLink NBN Trust	2,277
595,710		Nippon Telegraph & Telephone Corp	15,575
203,902		NOS SGPS S.A.	715
12,200	*	Okinawa Cellular Telephone Co	563
144,509	*	Ooma, Inc	2,725
357,521		Ooredoo QSC	717
1,884,659		Orange S. A.	21,509
41,158	*	ORBCOMM, Inc	463
146,778	*	Partner Communications	672
5,777,477		PCCW Ltd	3,026
32,597		PLDT, Inc	862
131,457	e	Proximus plc	2,541
60,180	*	Radius Global Infrastructure, Inc	873
338,905		Rogers Communications, Inc (Class B)	18,017
121,080		Rostelecom (ADR)	1,003
18,136		Rostelecom (ADR) (OTC US)	151
19,960,833		Sarana Menara Nusantara Tbk PT	1,708
555,286		Saudi Telecom Co	19,495
52,094		Shenandoah Telecom Co	2,527
6,874,396	*	Singapore Telecommunications Ltd	11,728
22,791		Sistema PJSFC	196
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

206,441		Sistema PJSFC (London)	$1,778
17,203		SK Telecom Co Ltd	4,889
60,648,500	*	Smartfren Telecom Tbk PT	494
390,141		SmarTone Telecommunications Holding Ltd	231
2,083,740		Softbank Corp	27,245
1,083,748		Softbank Group Corp	75,583
694,514		StarHub Ltd	631
22,503		Swisscom AG.	12,858
701,506		Taiwan Mobile Co Ltd	2,568
89,193		Tata Communications Ltd	1,544
429,644	e	Tele2 AB (B Shares)	5,858
1,672,835		Telecom Corp of New Zealand Ltd	5,615
380,535		Telecom Egypt	326
5,197,410		Telecom Italia RSP	2,757
8,609,987	e	Telecom Italia S.p.A.	4,284
477,585		Telefonica Brasil S.A.	4,033
1,979,135		Telefonica Deutschland Holding AG.	5,224
4,959,706		Telefonica S.A.	23,149
231,281		Telekom Austria AG.	1,975
493,584		Telekom Malaysia BHD	722
309,816	*	Telekomunikacja Polska S.A.	545
606,765		Telenor ASA	10,233
254,158		Telephone & Data Systems, Inc	5,759
919,400	*,e	Telesites SAB de C.V.	850
2,300,701		TeliaSonera AB	10,218
21,188,301		Telkom Indonesia Persero Tbk PT	4,605
231,643		Telkom S.A. Ltd	752
3,925,082		Telstra Corp Ltd	11,070
404,468		TELUS Corp	9,071
806,549		TIM S.A.	1,870
280,627		Time dotCom BHD	951
2,800,092	*	T-Mobile US, Inc	405,537
6,831,000		Tower Bersama Infrastructure	1,514
134,043		TPG Telecom Ltd	630
5,071,762		True Corp PCL (Foreign)	525
551,841		Turkcell Iletisim Hizmet AS	1,021
84,005		United Internet AG.	3,436
537,343	*	Uniti Group Ltd	1,334
37,014	*	US Cellular Corp	1,344
14,900	*	Usen-Next Holdings Co Ltd	328
88,400	e	V-Cube, Inc	1,956
4,795,057		Verizon Communications, Inc	268,667
2,201,742	*,e	Vision, Inc	23,582
269,899	e	Vodacom Group Pty Ltd	2,434
24,917,405		Vodafone Group plc	41,762
82,900	e	Vodafone Group plc (ADR)	1,420
7,361,375	*	Vodafone Idea Ltd	987
1,353,422		Vodafone Qatar	600
670,487	*	Vonage Holdings Corp	9,662
3,390,400		XL Axiata Tbk PT	625
		TOTAL TELECOMMUNICATION SERVICES	1,887,531

TRANSPORTATION - 2.0%
52,528	†,e	Abertis Infraestructuras S.A. (Continuous)	187
223,242		Adani Ports & Special Economic Zone Ltd	2,117
29,704	*	Aegean Airlines S.A.	187
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,880	*,g	Aena S.A.	$10,646
185,458	*,g	Aeroflot PJSC (GDR)	862
27,070	*,e	Aeroports de Paris	3,534
1,109,819		Agility Public Warehousing Co KSC	3,383
1,705,564	*	Air Arabia PJSC	619
154,850	*,e	Air Canada	3,185
145,529		Air China Ltd	175
835,910	*	Air China Ltd (H shares)	615
300,793	*,e	Air France-KLM	1,455
610,915	*,e	Air New Zealand Ltd	662
77,748	*	Air Transport Services Group, Inc	1,806
1,274,600	*	AirAsia BHD	274
1,969,200		Airports of Thailand PCL (ADR)	3,814
1,747,588		Airports of Thailand PCL (Foreign)	3,385
205,675	*	Alaska Air Group, Inc	12,404
106,793	g	ALD S.A.	1,603
107,075	*	All Nippon Airways Co Ltd	2,516
8,207	*	Allegiant Travel Co	1,592
12,208		Amerco, Inc	7,195
865,518	*,e	American Airlines Group, Inc	18,358
96,000		Anhui Expressway Co	62
4,070		AP Moller - Maersk AS (Class A)	11,321
5,320		AP Moller - Maersk AS (Class B)	15,316
438,389		Aramex PJSC	465
33,991		ArcBest Corp	1,978
1,803,100	*	Asia Aviation PCL	159
15,499	*,†	Asiana Airlines	237
38,822	*	Atlas Air Worldwide Holdings, Inc	2,644
952,135		Atlas Arteria Ltd	4,548
180,938	e	Atlas Corp	2,578
622,488	*	Auckland International Airport Ltd	3,162
1,611,351		Aurizon Holdings Ltd	4,488
429,752	*	Autostrade S.p.A.	7,803
69,091	*	Avis Budget Group, Inc	5,382
216,975	*	Azul S.A.	1,915
501,700	*	Bangkok Airways Co Ltd	166
155,800	*	Bangkok Aviation Fuel Services PCL	134
5,698,762		Bangkok Expressway & Metro PCL	1,450
910,810	*	Beijing Capital International Airport Co Ltd	605
1,031,879		Beijing-Shanghai High Speed Railway Co Ltd	844
106,000	*,e	BEST, Inc (ADR)	189
2,411	*	Blue Dart Express Ltd	188
105,892	*	bpost S.A.	1,270
7,345,737		BTS Group Holdings PCL	2,143
789,619		Canadian National Railway Co	83,313
629,511		Canadian Pacific Railway Ltd (Toronto)	48,407
8,614		Cargojet, Inc	1,279
81,960	*,e	Cathay Pacific Airways Ltd	69
167,640	*	Cebu Air, Inc	186
202,189		Central Japan Railway Co	30,723
179,653		CH Robinson Worldwide, Inc	16,828
1,949,000	*	China Airlines	1,333
195,400		China Eastern Airlines Corp Ltd	154
640,667		China Merchants Holdings International Co Ltd	936
676,447	*,e	China Southern Airlines Co Ltd	420
198,959	*	China Southern Airlines Co Ltd (Class A)	185
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,305	*,e	Chorus Aviation, Inc	$304
1,037,572		Cia de Concessoes Rodoviarias	2,806
87,030		Cia de Distribucion Integral Logista Holdings SAU	1,789
258,987		Cia de Locacao das Americas	1,427
2,089,600		ComfortDelgro Corp Ltd	2,554
11,926,180		Compania SudAmericana de Vapores S.A.	1,030
106,166		Container Corp Of India Ltd	999
668,075	*	Controladora Vuela Cia de Aviacion SAB de C.V.	1,280
42,318	*	Copa Holdings S.A. (Class A)	3,188
1,299,600	*,e	Cosco Corp Singapore Ltd	286
343,120		Cosco International Holdings Ltd	109
891,536		COSCO Pacific Ltd	696
517,427	*	COSCO SHIPPING Holdings Co Ltd	2,445
1,120,238	*,e	COSCO SHIPPING Holdings Co Ltd	2,815
381,622		Costamare, Inc	4,507
17,798	*	Covenant Transportation Group, Inc	368
4,219,725		CSX Corp	135,369
104,926	e	CTT-Correios de Portugal S.A.	601
28,329		D/S Norden	901
24,285	*,e	Daseke, Inc	157
1,516,930	*	Delta Air Lines, Inc	65,622
273,596	*,e	Deutsche Lufthansa AG.	3,077
1,229,888		Deutsche Post AG.	83,761
37,342	*	Dfds A.S.	2,107
444,426		DSV AS	103,746
10,203	*,e	Eagle Bulk Shipping, Inc	483
319,838		East Japan Railway Co	22,809
181,539	*	easyJet plc	2,252
82,298	*	Echo Global Logistics, Inc	2,530
271,335	*	EcoRodovias Infraestrutura e Logistica S.A.	647
272,722	*,e,g	Enav S.p.A	1,230
1,731,000		Eva Airways Corp	1,253
3,035,000		Evergreen International Storage & Transport Corp	5,403
1,081,532	*	Evergreen Marine Corp Tawain Ltd	7,639
17,668		Exchange Income Corp	568
239,418		Expeditors International of Washington, Inc	30,310
474,026		FedEx Corp	141,416
613,736	*,e	Finnair Oyj	506
1,286,576	*	Firstgroup plc	1,458
20,715	*,e	Flughafen Zuerich AG.	3,429
85,161		Forward Air Corp	7,643
36,730	*	Fraport AG. Frankfurt Airport Services Worldwide	2,503
19,212	*	Frontier Group Holdings, Inc	327
28,460		Fukuyama Transporting Co Ltd	1,058
78,364	e	Genco Shipping & Trading Ltd	1,480
378,741		Getlink S.E.	5,915
96,411		Globaltrans Investment plc (ADR)	691
1,364,023	*	GMR Infrastructure Ltd	584
46,878	*	Go-Ahead Group plc	725
172,053	*	Gol Linhas Aereas Inteligentes S.A.	794
134,463		Golden Ocean Group Ltd	1,486
260,516	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	1,703
339,049		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,608
177,493	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,276
133,000	*,g	Grupo Traxion SAB de C.V.	250
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,981		Gujarat Pipavav Port Ltd	$274
182,476		Gulf Warehousing Co	259
146,000	*	Hainan Meilan International Airport Co Ltd	609
17,000		Hamakyorex Co Ltd	489
30,655		Hamburger Hafen und Logistik AG.	771
5,591		Hanjin Transportation Co Ltd	213
165,511		Hankyu Hanshin Holdings, Inc	5,109
67,640	*	Hawaiian Holdings, Inc	1,648
137,924		Heartland Express, Inc	2,363
256,700	*	Hidrovias do Brasil S.A.	332
33,225		Hitachi Transport System Ltd	1,381
235,038	*	Hub Group, Inc (Class A)	15,508
10,098,651		Hutchison Port Holdings Trust	2,277
9,288	*	HyreCar, Inc	194
8,054		Hyundai Glovis Co Ltd	1,494
109,757	*,e	Hyundai Merchant Marine Co Ltd	4,279
2,637	*	ID Logistics Group	738
87,338		Iino Kaiun Kaisha Ltd	345
331,727	e	Imperial Holdings Ltd	1,102
38,981	*,g	InterGlobe Aviation Ltd	901
898,749		International Container Term Services, Inc	3,014
98,637	*	Japan Airlines Co Ltd	2,136
60,100	*	Japan Airport Terminal Co Ltd	2,700
1,554,100	*	Jasa Marga Tbk PT	378
26,474		JB Hunt Transport Services, Inc	4,314
10,300	*	Jeju Air Co Ltd	232
168,171	*	JET2 plc	2,754
423,715	*,e	JetBlue Airways Corp	7,110
546,915		Jiangsu Express	619
13,955	*	Jin Air Co Ltd	261
107,600		Kamigumi Co Ltd	2,184
87,186		Kansas City Southern	24,706
49,288	*	Kawasaki Kisen Kaisha Ltd	1,773
219,000		Keihin Electric Express Railway Co Ltd	2,683
72,393		Keio Corp	4,261
89,002		Keisei Electric Railway Co Ltd	2,845
645,509	e	Kerry Logistics Network Ltd	1,959
141,825	*	Kintetsu Corp	4,985
250,400		Kintetsu World Express, Inc	5,276
79,808	*	Kirby Corp	4,840
174,503		Knight-Swift Transportation Holdings, Inc	7,933
25,868		Konoike Transport Co Ltd	283
3,683	*	Korea Express Co Ltd	578
112,358	*	Korea Line Corp	352
66,354	*	Korean Air Lines Co Ltd	1,856
54,039		Kuehne & Nagel International AG.	18,495
132,700		Kyushu Railway Co	2,994
10,731		Landstar System, Inc	1,696
1,369,717		Localiza Rent A Car	17,625
411,464	*	Lyft, Inc (Class A)	24,885
169,263		Macquarie Infrastructure Co LLC	6,478
635,545	g	Mahindra Logistics Ltd	4,723
474,854	*	Malaysia Airports Holdings BHD	687
294,004		Marten Transport Ltd	4,848
41,750	e	Maruwa Unyu Kikan Co Ltd	592
26,230		Maruzen Showa Unyu Co Ltd	788
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,411		Matson, Inc	$3,738
111,733	*	Mesa Air Group, Inc	1,042
1,302,540		MISC BHD	2,129
54,928		Mitsubishi Logistics Corp	1,627
107,800		Mitsui OSK Lines Ltd	5,181
47,114		Mitsui-Soko Co Ltd	1,071
3,909,200		MMC Corp BHD	1,707
74,052		Movida Participacoes S.A.	293
766,363		MTR Corp	4,267
93,438		Mullen Group Ltd	1,007
185,600	*	Nagoya Railroad Co Ltd	3,455
107,127		Nankai Electric Railway Co Ltd	2,291
581,096	*	National Express Group plc	2,143
60,926		Nippon Express Co Ltd	4,646
96,349		Nippon Konpo Unyu Soko Co Ltd	2,102
82,266		Nippon Yusen Kabushiki Kaisha	4,175
60,600		Nishi-Nippon Railroad Co Ltd	1,469
246,344	g	Nobina AB	2,238
35,551		Norfolk Southern Corp	9,436
47,796		Novorossiysk Commercial Sea Port PJSC (ADR)	430
208,494		Odakyu Electric Railway Co Ltd	5,274
36,443	e	Oesterreichische Post AG.	1,938
141,743		Old Dominion Freight Line	35,974
4,754,290	*	Pacific Basin Shipping Ltd	1,915
2,520	*	PAM Transportation Services, Inc	133
120,565		Pan Ocean Co Ltd	914
28,637	*	Pegasus Hava Tasimaciligi AS.	237
130		Piraeus Port Authority	3
610,600	*	Precious Shipping PCL	399
191,687		Promotora y Operadora de Infraestructura SAB de C.V.	1,533
875,195	*	Qantas Airways Ltd	3,055
440,750		Qatar Navigation QSC	892
1,794,484		Qube Logistics Holdings Ltd	4,265
124,542	*	Radiant Logistics, Inc	863
231,987		Redde Northgate plc	1,281
259,000		Regional Container Lines PCL	445
1,417,297	*	Royal Mail plc	11,332
1,109,746	*	Rumo S.A.	4,273
32,039	e	Ryder System, Inc	2,381
81,764	*,e	Safe Bulkers, Inc	328
75,597		Sagami Railway Co Ltd	1,492
91,776	*	Saia, Inc	19,226
96	*,†	SAir Group	0
11,370		Sakai Moving Service Co Ltd	589
54,450		Sankyu, Inc	2,366
352,904	*	Santos Brasil Participacoes S.A.	641
3,899,355	*,e	SAS AB	957
72,151	*	Saudi Ground Services Co	697
22,051		Saudi Industrial Services Co	277
26,981	*	Saudi Public Transport Co	206
57,504		SBS Holdings, Inc	1,725
79,827		Schneider National, Inc	1,738
224,800	*	Seibu Holdings, Inc	2,637
123,706		Seino Holdings Corp	1,587
117,496		Senko Co Ltd	1,148
29,500	*	Sequoia Logistica e Transportes S.A.	167
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,839		SF Holding Co Ltd	$1,180
201,090		SG Holdings Co Ltd	5,280
20,696		Shanghai International Airport Co Ltd	154
212,360		Shanghai International Port Group Co Ltd	157
23,744		Shanghai Jinjiang International Investment Holdings Co	17
585,402		Shenzhen International Holdings Ltd	809
5,327		Shenzhen Investment Holdings Bay Area Development Co Ltd	2
9,400		Shinwa Kaiun Kaisha Ltd	205
226,800	*	SIA Engineering Co Ltd	364
478,000		Sichuan Expressway Co Ltd	109
45,497		SIMPAR S.A.	509
129,720		Sincere Navigation	251
1,154,650	*,e	Singapore Airlines Ltd	4,164
649,700	*	Singapore Airport Terminal Services Ltd	1,903
1,601,019		Singapore Post Ltd	852
108,347		Sinotrans Ltd (Class A)	85
1,375,848		SITC International Co Ltd	5,750
13,575	*	Sixt AG.	1,829
17,240		Sixt AG. (Preference)	1,391
66,810	*	Skywest, Inc	2,878
783,579	*	Southwest Airlines Co	41,600
188,800	*	SpiceJet Ltd	206
133,233	*,e	Spirit Airlines, Inc	4,056
18,934		Spring Airlines Co Ltd	167
464,363	*	Stagecoach Group plc	527
19,814		Stolt-Nielsen S.A.	290
56,183		Sumitomo Warehouse Co Ltd	809
9,567	*	Sun Country Airlines Holdings, Inc	354
1,056,503	*	Sydney Airport	4,584
95,000	*	T.Join Transportation Co	236
1,550,501		Taiwan High Speed Rail Corp	1,663
142,270	*	TAV Havalimanlari Holding AS	387
146,580		TFI International, Inc	13,382
580,000		Tianjin Port Development Holdings Ltd	46
489,143		TNT NV	2,658
123,643		Tobu Railway Co Ltd	3,200
379,118		Tokyu Corp	5,160
6,015		Tonami Holdings Co Ltd	252
5,648,600	*,†	Trada Alam Minera Tbk PT	0	^
10,207		Trancom Co Ltd	732
564,500		Transcoal Pacific Tbk PT	342
2,373,581		Transurban Group	25,314
437,532	*	Turk Hava Yollari	673
6,477	*	TuSimple Holdings, Inc	461
3,184,048	*	Uber Technologies, Inc	159,584
258,000		U-Ming Marine Transport Corp	825
2,792,133		Union Pacific Corp	614,074
413,549	*,e	United Airlines Holdings Inc	21,624
425,106		United International Transportation Co	5,116
1,648,526		United Parcel Service, Inc (Class B)	342,844
33,560		Universal Logistics Holdings Inc	782
32,497	*	US Xpress Enterprises, Inc	279
67,336	*,†	Virgin Australia Int Holdings	0	^
112,458	*	Wallenius Wilhelmsen ASA	392
234,000		Wan Hai Lines Ltd	2,693
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,282		Werner Enterprises, Inc	$4,910
128,923		West Japan Railway Co	7,367
734,494		Westports Holdings BHD	745
41,886	e	Westshore Terminals Investment Corp	577
262,042		Wisdom Marine Lines Co Ltd	1,037
271,378	*	XPO Logistics, Inc	37,963
333,921		Yamato Transport Co Ltd	9,488
675,000	*	Yang Ming Marine Transport	4,418
63,913	*,e	Yellow Corp	416
86,959		YTO Express Group Co Ltd	135
712,000		Yuexiu Transport Infrastructure Ltd	412
82,515	*	Yunda Holding Co Ltd	173
740,968		Zhejiang Expressway Co Ltd	659
187,983		ZTO Express Cayman, Inc (ADR)	5,705
		TOTAL TRANSPORTATION	2,748,044

UTILITIES - 2.1%
1,554,533		A2A S.p.A.	3,180
3,135,400		Absolute Clean Energy PCL	358
4,894,100		AC Energy Corp	827
25,463	*,e	Acciona S.A.	3,846
59,269		ACEA S.p.A.	1,370
121,626	e	Actelios S.p.A.	802
241,587		Adani Gas Ltd	3,322
339,204	*	Adani Green Energy Ltd	5,141
605,180	*	Adani Power Ltd	926
241,193	*	Adani Transmissions Ltd	3,444
115,676		AES Brasil Energia S.A.	323
499,907		AES Corp	13,033
2,897,156		AES Gener S.A.	394
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
583,788		AGL Energy Ltd	3,587
2,256,303		Aguas Andinas S.A.	464
115,482	*,e	Aker Horizons Holding ASA	383
118,048	*	Aksa Enerji Uretim AS	157
563,757	e	Algonquin Power & Utilities Corp	8,400
135,076		Allete, Inc	9,453
2,683,096		Alliant Energy Corp	149,609
263,971	e	AltaGas Ltd	5,541
118,997		Alupar Investimento S.A.	631
2,003,896		Ameren Corp	160,392
2,475,866		American Electric Power Co, Inc	209,433
34,361		American States Water Co	2,734
26,010		American Water Works Co, Inc	4,009
1,116,384		APA Group	7,449
12,874		Artesian Resources Corp	473
72,071		Ascopiave S.p.A.	304
77,793		Atco Ltd	2,759
34,129		Athens Water Supply & Sewage Co S.A.	335
18,104		Atmos Energy Corp	1,740
1,681,582		AusNet Services	2,204
4,468		Avangrid, Inc	230
92,987		Avista Corp	3,968
178,208	*,e	Azure Power Global Ltd	4,797
576,830		B Grimm Power PCL	756
603,600		Banpu Power PCL	335
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

600,000		BCPG PCL	$249
9,166,000	*,e	Beijing Energy International Holding Co Ltd	336
273,179		Beijing Enterprises Holdings Ltd	969
2,116,586		Beijing Enterprises Water Group Ltd	802
4,776,000	*,†	Beijing Gas Blue Sky Holdings Ltd	36
1,234,000		Beijing Jingneng Clean Energy Co Ltd	297
22,423		BKW S.A.	2,335
263,902		Black Hills Corp	17,320
88,599		Boralex, Inc	2,698
49,389	e	Brookfield Infrastructure Corp	3,724
38,837	e	Brookfield Infrastructure Corp	2,927
530,742	e	Brookfield Renewable Corp	22,259
121,971	e	Brookfield Renewable Corp	5,124
64,747	*,e	Cadiz, Inc	881
68,640		California Water Service Group	3,812
122,376		Canadian Utilities Ltd	3,396
393,000		Canvest Environment Protection Group Co Ltd	229
108,847	e	Capital Power Corp	3,596
94,221		Capital Stage AG.	1,782
8,460,736		Centerpoint Energy, Inc	207,457
300,849		Centrais Eletricas Brasileiras S.A.	2,611
241,139		Centrais Eletricas Brasileiras S.A. (Preference)	2,098
7,179,601	*	Centrica plc	5,117
47,857		CESC Ltd	496
71,579		CEZ AS	2,123
1,008,000	e	CGN New Energy Holdings Co Ltd	416
3,613,000	g	CGN Power Co Ltd	805
38,441		Chesapeake Utilities Corp	4,626
1,712,631		China Datang Corp Renewable Power Co Ltd	491
602,000	e,g	China Everbright Greentech Ltd	229
680,913	e	China Everbright Water Ltd	129
1,323,565		China Gas Holdings Ltd	4,032
1,453,044		China Longyuan Power Group Corp	2,502
334,600		China National Nuclear Power Co Ltd	262
2,299,847		China Power International Development Ltd	503
411,312		China Resources Gas Group Ltd	2,467
848,373		China Resources Power Holdings Co	1,159
259,000	e	China Tian Lun Gas Holdings Ltd	267
642,254		China Water Affairs Group Ltd	495
536,101		China Yangtze Power Co Ltd	1,713
517,346		Chubu Electric Power Co, Inc	6,330
315,800		Chugoku Electric Power Co, Inc	2,882
307,601		Cia de Saneamento Basico do Estado de Sao Paulo	2,262
1,289,100		Cia de Saneamento de Minas Gerais-COPASA	4,015
148,149		Cia de Saneamento do Parana	619
273,159		Cia de Saneamento do Parana (Preference)	230
1,021,320		Cia Energetica de Minas Gerais	2,491
646,941		Cia Energetica de Sao Paulo (Class B)	3,114
12,456		Cia Energetica do Ceara	153
1,073,830		Cia Paranaense de Energia	1,280
619,223		CK Infrastructure Holdings Ltd	3,689
1,535,280		CK Power PCL	264
241,805		Clearway Energy, Inc (Class A)	6,098
327,705		Clearway Energy, Inc (Class C)	8,678
1,576,817		CLP Holdings Ltd	15,583
364,132		CMS Energy Corp	21,513
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,403,703		Colbun S.A.	$1,174
4,600,000		Concord New Energy Group Ltd	350
48,634		Consolidated Edison, Inc	3,488
780,368		Contact Energy Ltd	4,520
234,630	g	ContourGlobal plc	627
243,728		CPFL Energia S.A.	1,319
155,615		Dominion Energy, Inc	11,449
61,785	*	Doral Group Renewable Energy Resources Ltd	292
410,766		Drax Group plc	2,410
27,080		DTE Energy Co	3,510
228,595		Duke Energy Corp	22,567
2,148,666		E.ON AG.	24,859
527,000		Eastern Water Resources Development and Management PCL	164
107,085		Edison International	6,192
261,845		EDP - Energias do Brasil S.A.	931
249,175		EDP Renovaveis S.A.	5,773
152,600		Electric Power Development Co	2,183
529,402		Electricite de France	7,235
282,417		Electricity Generating PCL	1,544
26,608	e	Elia System Operator S.A.	2,809
237,609		Emera, Inc	10,780
25,197	e	Enagas	582
148,111	e	Endesa S.A.	3,596
493,219	*	Enea S.A.	1,100
27,521,078		Enel Chile S.A.	1,583
10,575,839		Enel S.p.A.	98,280
4,636,911		Energias de Portugal S.A.	24,577
149,933		Energisa S.A.	1,405
201,696		Energix-Renewable Energies Ltd	774
1,255,644		Energy Absolute PCL (Foreign)	2,393
202,510	g	Enerjisa Enerji AS.	241
19,166,874		Enersis S.A.	2,813
556,644	*	Eneva S.A.	1,900
187,548		Engie Brasil Energia S.A.	1,476
357,017		Engie Energia Chile S.A.	268
1,740,339		Engie S.A.	23,865
939,393	*	Enlight Renewable Energy Ltd	2,015
341,735		ENN Energy Holdings Ltd	6,495
1,496,906		Entergy Corp	149,242
782,753		Equatorial Energia S.A.	3,903
32,343		eRex Co Ltd	783
58,533		ERG S.p.A.	1,736
39,684		Essential Utilities Inc	1,814
481,705		Evergy, Inc	29,109
202,841		Eversource Energy	16,276
39,016		EVN AG.	919
3,232,198		Exelon Corp	143,219
4,201	*,e	Fastned BV (ADR)	270
470,100	*	Federal Grid Co Unified Energy System PJSC (ADR)	668
109,457	*,e	Fersa Energias Renovables S.A.	254
409,122		First Gen Corp	251
867,800		FirstEnergy Corp	32,291
102,023	g	Fjordkraft Holding ASA	607
440,835		Fortis, Inc	19,513
331,635		Fortum Oyj	9,149
672,256		GAIL India Ltd	1,356
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,282,000	*,e	GCL New Energy Holdings Ltd	$832
526,069		Genesis Energy Ltd	1,250
586,057		Global Power Synergy Co Ltd (Foreign)	1,336
7,335		Global Water Resources, Inc	125
11,091	*	Grenergy Renovables S.A.	397
1,267,210		Guangdong Investments Ltd	1,820
135,047		Gujarat Gas Ltd	1,202
219,382		Gujarat State Petronet Ltd	985
2,478,727		Gulf Energy Development PCL	2,651
3,189,719		Gunkul Engineering PCL	470
18,560	e	Hawaiian Electric Industries, Inc	785
1,275,098		Hera S.p.A.	5,271
2,274,500		HK Electric Investments & HK Electric Investments Ltd	2,305
175,093		Hokkaido Electric Power Co, Inc	794
182,077		Hokuriku Electric Power Co	994
103,622		Holding CO ADMIE IPTO S.A.	320
10,674,979		Hong Kong & China Gas Ltd	16,575
1,311,938		Hong Kong Electric Holdings Ltd	8,050
250,419		Huadian Power International Corp Ltd (Class A)	133
232,566		Huaneng Power International, Inc	152
1,594,751		Huaneng Power International, Inc (Hong Kong)	624
773,180		Hub Power Co Ltd	391
310,495	g	Hydro One Ltd	7,504
6,626,027		Iberdrola S.A.	80,802
22,781		Idacorp, Inc	2,221
119,839		Indraprastha Gas Ltd	900
718,009		Infratil Ltd	3,864
124,147	e	Innergex Renewable Energy, Inc	2,158
1,027,900	*,†	Inter Far East Energy Corp	0	^
384,699		Interconexion Electrica S.A.	2,270
425,898		Inversiones Aguas Metropolitanas S.A.	233
645,182		Iride S.p.A.	1,841
505,482		Italgas S.p.A	3,306
164,100		Jiangsu Eastern Shenghong Co Ltd	531
430,768		JSW Energy Ltd	974
724,028		Kansai Electric Power Co, Inc	6,909
25,222		Kenon Holdings Ltd	870
3,464,393		Keppel Infrastructure Trust	1,430
110,897		Korea Electric Power Corp	2,448
817,300		Kyushu Electric Power Co, Inc	6,294
383,900		Light S.A.	1,178
45,048		Mahanagar Gas Ltd	689
1,452,400		Malakoff Corp BHD	285
237,272		Manila Electric Co	1,347
781,700	*	Manila Water Co, Inc	293
379,752	e	MDU Resources Group, Inc	11,901
461,000		Mega First Corp BHD	388
587,841		Mercury NZ Ltd	2,740
1,110,429		Meridian Energy Ltd	4,140
49,123		MGE Energy, Inc	3,657
19,005		Middlesex Water Co	1,553
164,440		Mosenergo PJSC (ADR)	265
31,750		National Fuel Gas Co	1,659
34,912		National Gas & Industrialization Co	399
2,921,155		National Grid plc	37,156
230,094		Naturgy Energy Group S.A.	5,922
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,707	*,e,g	Neoen S.A.	$1,740
131,400		New Jersey Resources Corp	5,199
4,319,977		NextEra Energy, Inc	316,568
117,587		Nippon Gas Co Ltd	2,002
83,482		NiSource, Inc	2,045
210,329	e	Northland Power Income Fund	7,176
133,326	e	Northwest Natural Holding Co	7,002
84,719		NorthWestern Corp	5,102
305,044		NRG Energy, Inc	12,293
2,124,191		NTPC Ltd	3,331
119,889	e	OGE Energy Corp	4,034
45,001		Okinawa Electric Power Co, Inc	562
108,439	*	Omega Geracao S.A.	828
100,681	e	ONE Gas, Inc	7,462
93,314	*	OPC Energy Ltd	911
61,610	e	Ormat Technologies, Inc	4,284
188,678	g	Orsted AS	26,483
257,834		Osaka Gas Co Ltd	4,811
122,158		Otter Tail Corp	5,963
30,883	*,e	Pampa Energia S.A. (ADR)	468
649,244		Pennon Group plc	10,203
774,878		Petronas Gas BHD	2,893
1,836,438	*,b	PG&E Corp	18,677
387,317	*	PGE Polska Grupa Energetyczna S.A.	956
24,201		Pinnacle West Capital Corp	1,984
116,276	e	PNM Resources, Inc	5,671
121,919		Portland General Electric Co	5,618
1,036,388		Power Grid Corp of India Ltd	3,244
110,746		PPL Corp	3,098
8,600,500	*	PT Perusahaan Gas Negara Persero Tbk	597
271,217	*	Public Power Corp	2,887
71,689		Public Service Enterprise Group, Inc	4,283
37,004	*	Pure Cycle Corp	511
192,606		Qatar Electricity & Water Co	881
353,127		Ratch Group PCL	504
76,855	e	Red Electrica Corp S.A.	1,427
435,977		Redes Energeticas Nacionais S.A.	1,209
35,100	*	RENOVA, Inc	1,381
95,915		Rubis S.C.A	4,268
2,133,882		RWE AG.	77,369
24,500		Saibu Gas Co Ltd	538
5,024		Sam Kwang Glass Ind Co Ltd	232
356,185		Saudi Electricity Co	2,294
118,278	g	Scatec Solar ASA	3,135
892,013		Scottish & Southern Energy plc	18,526
225,112		SDIC Power Holdings Co Ltd	335
44,670		Sechilienne-Sidec	1,829
1,027,178		SembCorp Industries Ltd	1,638
409,719		Sempra Energy	54,280
24,191		Severn Trent plc	837
503,405		Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	381
154,500		Shenergy Co Ltd	147
93,788		Shenzhen Energy Group Co Ltd	133
162,842		Shikoku Electric Power Co, Inc	1,109
47,710		Shizuoka Gas Co Ltd	428
93,900		Sichuan Chuantou Energy Co Ltd	179
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,266		SJW Corp	$2,359
204,152	e	Snam Rete Gas S.p.A.	1,181
74,453	*	Solaria Energia y Medio Ambiente S.A.	1,347
14,275	*	Solarpack Corp Tecnologica S.A.	443
128,000	*,†	Sound Global Ltd	0	^
359,653	e	South Jersey Industries, Inc	9,326
149,944		Southern Co	9,073
132,337		Southwest Gas Holdings Inc	8,759
22,110	e	Spark Energy, Inc	250
1,820,146		Spark Infrastructure Group	3,069
330,700		SPCG PCL	194
163,460		Spire, Inc	11,813
330,125	e	Suez Environnement S.A.	7,854
216,463	*	Sunnova Energy International, Inc	8,152
12,431,856		Super Energy Corp PCL (Foreign)	361
161,160	e	Superior Plus Corp	1,985
326,450		Taiwan Cogeneration Corp	453
1,216,040		Tata Power Co Ltd	2,002
769,808	*	Tauron Polska Energia S.A.	674
63,259		Telecom Plus plc	995
2,118,804		Tenaga Nasional BHD	4,998
40,098		Terna Energy S.A.	566
1,174,187	e	Terna Rete Elettrica Nazionale S.p.A.	8,757
507	*,e	Thungela Resources Ltd	1
100,677	*,e	Thungela Resources Ltd	274
41,159		Toho Gas Co Ltd	2,021
645,880		Tohoku Electric Power Co, Inc	5,064
1,195,293	*	Tokyo Electric Power Co, Inc	3,559
351,842		Tokyo Gas Co Ltd	6,636
150,097		Torrent Power Ltd	930
824,000		Towngas China Co Ltd	608
2,058,139		TPI Polene Power PCL	284
344,261		TransAlta Corp	3,430
108,568	e	TransAlta Renewables, Inc	1,824
160,569		Transmissora Alianca de Energia Eletrica S.A.	1,191
1,056,678		TTW PCL	386
37,217		UGI Corp	1,724
151,530		Uniper SE	5,583
69,077		United Utilities Group plc	932
19,002	e	Unitil Corp	1,007
512,302	e	Veolia Environnement	15,487
64,000		Verbund AG.	5,896
545,257		Vistra Energy Corp	10,115
23,693	*	Voltalia S.A.	633
272,936		WEC Energy Group, Inc	24,278
22,230		West Holdings Corp	784
892,500		WHA Utilities and Power PCL	123
2,188,714	e	Xcel Energy, Inc	144,192
9,957		York Water Co	451
3,178,400	*	YTL Corp BHD	502
1,604,300		YTL Power International BHD	269
1	*	Zorlu Enerji Elektrik Uretim AS	0
		TOTAL UTILITIES	2,928,309

		TOTAL COMMON STOCKS	136,746,637
		(Cost $102,490,394)
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

PURCHASED OPTIONS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
25,000		Sea Ltd	$603
		TOTAL MEDIA & ENTERTAINMENT	603

		TOTAL PURCHASED OPTIONS	603
		(Cost $837)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	17
		TOTAL REAL ESTATE	17

		TOTAL PREFERRED STOCKS	17
		(Cost $20)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
124,411		ACS Actividades de Construccion y Servicios S.A.	174
		TOTAL CAPITAL GOODS	174

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
233,500		Frontken Corp Bhd	16
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16

CONSUMER DURABLES & APPAREL - 0.0%
1,051,985		Cie Financiere Richemont S.A.	705
		TOTAL CONSUMER DURABLES & APPAREL	705

CONSUMER SERVICES - 0.0%
18,990		CVC Brasil Operadora e Agencia de Viagens S.A.	33
40,586		Minor International PCL	7
36,781		Minor International PCL	5
69,576	e	PointsBet Holdings Pty Ltd	120
		TOTAL CONSUMER SERVICES	165

DIVERSIFIED FINANCIALS - 0.0%
26,653		Srisawad Corp PCL	12
		TOTAL DIVERSIFIED FINANCIALS	12

ENERGY - 0.0%
1		Nabors Industries Ltd	0	^
8,715	e	Weatherford International plc	4
		TOTAL ENERGY	4

FOOD & STAPLES RETAILING - 0.0%
97,245		Olam International Ltd	26
		TOTAL FOOD & STAPLES RETAILING	26
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 0.0%
84,740		Thaifoods Group PCL	$4
		TOTAL FOOD, BEVERAGE & TOBACCO	4

MATERIALS - 0.0%
72,360	h	Comfort Glove Bhd	0
37,560		Scientex BHD	11
		TOTAL MATERIALS	11

MEDIA & ENTERTAINMENT - 0.0%
492,410		Advantage Solutions, Inc	1,226
230,631	†	Media General, Inc	0
67,880		RS PCL	9
		TOTAL MEDIA & ENTERTAINMENT	1,235

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,554		Boryung Pharmaceutical Co Ltd	8
12,599	†	Chinook Therapeutics, Inc	0
156,143	†	Elanco Animal Health, Inc CVR	9
17,790	†,e	Omthera Pharmaceuticals, Inc	11
20,027	†,e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29

REAL ESTATE - 0.0%
28,048		MBK PCL	9
		TOTAL REAL ESTATE	9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,343		RFHIC Corp	12
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,306		L&F Co Ltd	45
113,648		SKP Resources Bhd	5
432,125		VS Industry Bhd	27
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77

UTILITIES - 0.0%
763,010		Ultrapar Participacoes S.A.	6
		TOTAL UTILITIES	6

		TOTAL RIGHTS / WARRANTS	2,485
		(Cost $870)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.9%
$10,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.020%	07/27/21	10,000
6,000,000	Federal Farm Credit Bank (FFCB)	0.010	07/09/21	6,000
12,000,000	FFCB	0.004-0.005	07/12/21	12,000
5,000,000	FFCB	0.100	08/03/21	5,000
30,000,000	FFCB	0.100	08/18/21	29,998
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$18,000,000		FFCB	0.015-0.020%	08/31/21	$17,999
10,000,000		FFCB	0.020	09/22/21	9,999
30,000,000		FFCB	0.110	09/30/21	29,996
50,000,000		FFCB	0.120	10/13/21	49,993
12,000,000		FFCB	0.020	10/20/21	11,998
13,000,000		FFCB	0.110	11/19/21	12,997
20,000,000		FFCB	0.080	01/19/22	19,994
20,000,000		FFCB	0.080	01/28/22	19,994
33,333,000		FFCB	0.080	02/15/22	33,320
24,916,000		FFCB	0.050	02/28/22	24,906
70,125,000		Federal Home Loan Bank (FHLB)	0.001-0.035	07/02/21	70,125
13,890,000		FHLB	0.003	07/06/21	13,890
22,140,000		FHLB	0.003-0.030	07/09/21	22,140
20,639,000		FHLB	0.004	07/12/21	20,639
16,734,000		FHLB	0.002-0.020	07/13/21	16,734
46,700,000		FHLB	0.002-0.021	07/16/21	46,699
28,263,000		FHLB	0.003-0.035	07/21/21	28,263
47,430,000		FHLB	0.005-0.090	07/23/21	47,429
46,037,000		FHLB	0.008-0.015	07/28/21	46,036
65,585,000		FHLB	0.010	07/30/21	65,583
38,125,000		FHLB	0.005-0.050	08/06/21	38,124
35,500,000		FHLB	0.015-0.055	08/13/21	35,498
7,300,000		FHLB	0.010	08/16/21	7,300
61,660,000		FHLB	0.010-0.058	08/18/21	61,657
32,740,000		FHLB	0.010-0.060	08/25/21	32,738
13,900,000		FHLB	0.010-0.018	08/27/21	13,899
91,610,000		FHLB	0.060	09/01/21	91,602
65,000,000		FHLB	0.020-0.055	09/03/21	64,994
20,000,000		FHLB	0.058	09/08/21	19,998
9,000,000		FHLB	0.025	09/15/21	8,999
38,000,000		FHLB	0.030	10/08/21	37,995
15,078,000		FHLB	0.034	11/10/21	15,075
10,497,000		FHLB	0.030	11/24/21	10,495
26,612,000		FHLB	0.055	05/05/22	26,596
11,140,000		Federal Home Loan Mortgage Corp (FHLMC)	4.577	01/13/22	11,276
12,355,000		Federal National Mortgage Association (FNMA)	0.005	08/18/21	12,354
9,483,000		FNMA	3.850	01/05/22	9,576
3,605,000		FNMA	5.062	01/11/22	3,653
55,000,000		Tennessee Valley Authority (TVA)	0.003-0.040	07/14/21	54,999
68,130,000		TVA	0.009	07/21/21	68,128
		TOTAL GOVERNMENT AGENCY DEBT			1,296,688

REPURCHASE AGREEMENT - 0.1%
102,030,000	r	Fixed Income Clearing Corp (FICC)	0.020	07/01/21	102,030
		TOTAL REPURCHASE AGREEMENT			102,030

TREASURY DEBT - 0.3%
248,268,000		United States Treasury Bill	0.022-0.042	07/01/21	248,268
30,570,000		United States Treasury Bill	0.005-0.006	07/20/21	30,569
27,340,000		United States Treasury Bill	0.002	07/06/21	27,340
25,000,000		United States Treasury Bill	0.088	07/08/21	25,000
15,000,000		United States Treasury Bill	0.003	08/05/21	15,000
20,678,000		United States Treasury Bill	0.027	10/28/21	20,674
33,103,000		United States Treasury Note	4.451	07/31/21	33,164
		TOTAL TREASURY DEBT			400,015
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

COMMERCIAL PAPER - 0.2%
$73,000,000		BNP Paribas	0.160%	08/30/21	$72,981
75,000,000		Credit Agricole	0.140	08/25/21	74,984
75,000,000		Lloyds Bank plc	0.160	07/27/21	74,991
		TOTAL COMMERCIAL PAPER			222,956

REPURCHASE AGREEMENT - 1.0%
43,000,000	s	Calyon	0.050	07/01/21	43,000
25,000,000	t	Calyon	0.055	07/01/21	25,000
25,000,000	u	Citigroup	0.060	07/01/21	25,000
100,000,000	v	Deutsche Bank	0.050	07/01/21	100,000
57,000,000	w	HSBC	0.050	07/01/21	57,000
112,000,000	x	HSBC	0.050	07/01/21	112,000
55,000,000	y	JP Morgan	0.050	07/01/21	55,000
58,000,000	z	JP Morgan	0.050	07/01/21	58,000
105,080,000	aa	Merrill Lynch	0.050	07/01/21	105,080
253,000,000	ab	Morgan Stanley	0.050	07/01/21	253,000
93,000,000	ac	Nomura	0.045	07/01/21	93,000
185,000,000	ad	Royal Bank of Scotland	0.050	07/01/21	185,000
300,000,000	ae	Societe Generale	0.050	07/01/21	300,000
7,000,000	af	Societe Generale	0.050	07/06/21	7,000
		TOTAL REPURCHASE AGREEMENT			1,418,080

TREASURY DEBT - 0.0%
75,000,000		United States Treasury Bill	0.040	07/06/21	75,000
		TOTAL TREASURY DEBT			75,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,716,036

		TOTAL SHORT-TERM INVESTMENTS			3,514,769
		(Cost $3,514,759)
		TOTAL INVESTMENTS - 101.1%			140,265,841
		(Cost $106,008,121)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(1,587,062)
		NET ASSETS - 100.0%			$138,678,779

Abbreviation(s):
ADR	American Depositary Receipt
CHF	Swiss Franc
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
INR	Indian Rupee
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,423,709,722.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/21, the aggregate value of these securities is $1,684,645,522 or 1.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 6/30/21 to be repurchased at $102,030,000 on 7/1/21, collateralized by U.S. Treasury Notes valued at $104,070,639.
s	Agreement with Calyon, 0.050% dated 6/30/21 to be repurchased at $43,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $43,860,033.
t	Agreement with Calyon, 0.055% dated 6/30/21 to be repurchased at $25,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $25,500,001.
u	Agreement with Citigroup, 0.060% dated 6/30/21 to be repurchased at $25,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $25,500,098.
v	Agreement with Deutsche Bank, 0.050% dated 6/30/21 to be repurchased at $100,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $102,000,052.
w	Agreement with HSBC, 0.050% dated 6/30/21 to be repurchased at $57,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $58,140,000.
x	Agreement with HSBC, 0.050% dated 6/30/21 to be repurchased at $112,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $114,240,000.
y	Agreement with JP Morgan, 0.050% dated 6/30/21 to be repurchased at $55,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $56,100,000.
z	Agreement with JP Morgan, 0.050% dated 6/30/21 to be repurchased at $58,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $59,160,002.
aa	Agreement with Merrill Lynch, 0.050% dated 6/30/21 to be repurchased at $105,080,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $107,181,600.
ab	Agreement with Morgan Stanley, 0.050% dated 6/30/21 to be repurchased at $253,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $258,060,000.
ac	Agreement with Nomura, 0.045% dated 6/30/21 to be repurchased at $93,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $94,860,050.
ad	Agreement with Royal Bank of Scotland, 0.050% dated 6/30/21 to be repurchased at $185,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $188,700,090.
ae	Agreement with Societe Generale, 0.050% dated 6/30/21 to be repurchased at $300,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $306,000,062.
af	Agreement with Societe Generale, 0.050% dated 6/30/21 to be repurchased at $7,000,000 on 7/06/21, collateralized by U.S. Government Agency Securities valued at $7,140,000.

Cost amounts are in thousands.

186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Purchased options outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Sea Ltd, Call	250	$837	$300.00	11/19/21	$603

Written options outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Anaplan, Inc, Put	20	$(5)	$ 40.00	08/20/21	$(0)^
DocuSign, Inc, Call	10	(1)	320.00	07/16/21	(0)^
Sea Ltd, Call	250	(138)	295.00	07/16/21	(80)
Sea Ltd, Call	250	(548)	330.00	11/19/21	(383)
Sea Ltd, Put	250	(377)	250.00	11/19/21	(413)
Smartsheet, Inc, Call	30	(1)	85.00	07/16/21	(0)^
ViacomCBS, Inc, Put	30	(14)	45.00	09/17/21	(12)
Total	840	$(1,084)			$(888)
^	Amount represents less than $1,000.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	712	09/17/21	$82,699	$82,158	$(541)
S&P 500 E Mini Index	4,803	09/17/21	1,010,840	1,029,907	19,067
S&P Mid-Cap 400 E Mini Index	404	09/17/21	110,114	108,773	(1,341)
Total	5,919		$1,203,653	$1,220,838	$17,185

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$10,028	AUD	12,900	Bank of America	07/21/21	$353
	$17,004	CAD	21,300	Bank of America	07/21/21	(179)
	$25,619	EUR	21,000	Bank of America	09/10/21	681
	$13,123	GBP	9,400	Bank of America	07/21/21	119
	$10,078	JPY	1,090,000	Bank of America	07/21/21	265
Total						$1,239
	$8,107	SEK	68,000	Morgan Stanley	07/21/21	$160
EUR	10,900		$13,132	Morgan Stanley	07/21/21	(202)
Total						$(42)
	$90,206	CAD	109,000	Toronto Dominion Bank	09/10/21	$2,277
	$75,028	GBP	53,000	Toronto Dominion Bank	09/10/21	1,701
JPY	3,285,000		$30,032	Toronto Dominion Bank	09/10/21	(445)
Total						$3,533
Total						$4,730

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2021

Country	Value (000)	% of total portfolio

DOMESTIC

UNITED STATES	$98,797,411	70.6%
TOTAL DOMESTIC	98,797,411	70.6
FOREIGN

ARGENTINA	19,692	0.0
AUSTRALIA	1,983,901	1.4
AUSTRIA	263,262	0.2
BAHAMAS	488	0.0
BELGIUM	205,306	0.1
BERMUDA	29,595	0.0
BRAZIL	1,232,816	0.9
BURKINA FASO	1,424	0.0
CAMEROON	1,833	0.0
CANADA	2,661,821	1.9
CAYMAN ISLANDS	121	0.0
CHILE	61,745	0.0
CHINA	4,731,375	3.4
COLOMBIA	16,625	0.0
COSTA RICA	5,714	0.0
COTE D’IVOIRE	3,980	0.0
CYPRUS	67	0.0
CZECH REPUBLIC	4,024	0.0
DENMARK	537,573	0.4
EGYPT	10,815	0.0
FAROE ISLANDS	4,275	0.0
FINLAND	406,895	0.3
FRANCE	2,734,366	1.9
GABON	234	0.0
GEORGIA	1,507	0.0
GERMANY	2,346,233	1.7
GHANA	1,717	0.0
GREECE	18,235	0.0
GUERNSEY, C.I.	1,355	0.0
HONG KONG	687,981	0.5
HUNGARY	43,536	0.0
INDIA	1,276,450	0.9
INDONESIA	143,810	0.1
IRELAND	459,108	0.3
ISLE OF MAN	1,235	0.0
ISRAEL	239,538	0.2
ITALY	564,187	0.4
JAPAN	5,683,163	4.1
JERSEY, C.I.	1,628	0.0
JORDAN	593	0.0
KOREA, REPUBLIC OF	1,439,444	1.0
KUWAIT	30,211	0.0
KYRGYZSTAN	1,712	0.0
LIECHTENSTEIN	659	0.0
LUXEMBOURG	70,268	0.1
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio

MACAU	$154,619	0.1%
MALAYSIA	107,854	0.1
MALTA	10,492	0.0
MEXICO	299,820	0.2
MONACO	5,954	0.0
MONGOLIA	1,725	0.0
NETHERLANDS	1,787,801	1.3
NEW ZEALAND	77,999	0.1
NIGERIA	1,019	0.0
NORWAY	213,664	0.2
PAKISTAN	4,684	0.0
PANAMA	3,859	0.0
PERU	23,158	0.0
PHILIPPINES	54,803	0.0
POLAND	131,808	0.1
PORTUGAL	47,176	0.0
PUERTO RICO	27,401	0.0
QATAR	31,681	0.0
ROMANIA	1,328	0.0
RUSSIA	461,223	0.3
SAUDI ARABIA	273,251	0.2
SINGAPORE	226,198	0.2
SLOVENIA	3,471	0.0
SOUTH AFRICA	478,960	0.3
SPAIN	521,973	0.4
SWEDEN	810,967	0.6
SWITZERLAND	1,832,272	1.3
TAIWAN	1,656,318	1.2
TANZANIA, UNITED REPUBLIC OF	63,708	0.0
THAILAND	151,127	0.1
TURKEY	84,941	0.1
UKRAINE	1,872	0.0
UNITED ARAB EMIRATES	41,680	0.0
UNITED KINGDOM	3,924,862	2.8
VIETNAM	4,254	0.0
ZAMBIA	13,991	0.0
TOTAL FOREIGN	41,468,430	29.4

TOTAL PORTFOLIO	$140,265,841	100.0%
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CONVERTIBLE BONDS - 0.0%

SWITZERLAND - 0.0%
$181,000	g	Credit Suisse Group Guernsey VII Ltd	3.000%	11/12/21	$219
		TOTAL SWITZERLAND			219

		TOTAL CONVERTIBLE BONDS			219
		(Cost $200)

CORPORATE BONDS - 0.0%

INDIA - 0.0%
1,191,204		Britannia Industries Ltd	5.500	06/03/24	16
		TOTAL INDIA			16

		TOTAL CORPORATE BONDS			16
		(Cost $16)

		TOTAL BONDS			235
		(Cost $216)

SHARES		COMPANY

COMMON STOCKS - 99.3%

ARGENTINA - 0.1%
9,159	*	MercadoLibre, Inc			14,268
53,100	*	YPF S.A. (ADR) (Class D)			248
		TOTAL ARGENTINA			14,516

AUSTRALIA - 1.4%
239,723	*	Afterpay Touch Group Ltd			21,278
100,690		AGL Energy Ltd			619
701,155		AMP Ltd			592
212,157		APA Group			1,416
1,707,528		Australia & New Zealand Banking Group Ltd			36,042
39,497		Australian Stock Exchange Ltd			2,303
681,005	*,†	AZ BGP Holdings			2
385,243		BHP Group plc			11,400
54,776		Cochlear Ltd			10,334
361,174		Commonwealth Bank of Australia			27,046
7,646		CSL Ltd			1,635
149,928	*	Endeavour Group Ltd			707
3,541,050		Fortescue Metals Group Ltd			61,858
4,116,812		Glencore Xstrata plc			17,670
1,035,437		IDP Education Ltd			19,070
3,153,954		Ingenia Communities Group			14,480
471,513		Insurance Australia Group Ltd			1,823
68,686		Macquarie Group Ltd			8,047
26,031		Magellan Financial Group Ltd			1,051
561,888		Medibank Pvt Ltd			1,332
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

238,393	*,e	Megaport Ltd	$3,305
652,112		National Australia Bank Ltd	12,820
1,496,503	*	NEXTDC Ltd	13,317
1,541,744	*	PointsBet Holdings Ltd	14,788
204,956	*	Qantas Airways Ltd	715
299,757		QBE Insurance Group Ltd	2,419
581,023		Rio Tinto plc	47,985
264,391		Sonic Healthcare Ltd	7,619
257,266		Suncorp-Metway Ltd	2,142
813,851		Telstra Corp Ltd	2,295
85,535		Wesfarmers Ltd	3,792
748,399		Westpac Banking Corp	14,483
55		Woodside Petroleum Ltd	1
149,928		Woolworths Ltd	4,290
2,063,777	*,e	Zip Co Ltd	11,721
		TOTAL AUSTRALIA	380,397

AUSTRIA - 0.1%
281,970	*,g	BAWAG Group AG.	15,016
43,648		Mondi plc	1,149
12,276		Verbund AG.	1,131
		TOTAL AUSTRIA	17,296

BELGIUM - 0.1%
89,847		Anheuser-Busch InBev S.A.	6,477
248,618		KBC Groep NV	18,982
		TOTAL BELGIUM	25,459

BERMUDA - 0.0%
11,031		RenaissanceRe Holdings Ltd	1,642
		TOTAL BERMUDA	1,642

BRAZIL - 1.8%
20,100	*	Adecoagro S.A.	202
29,100	*	Alpargatas S.A.	294
957,500		AMBEV S.A.	3,286
99,200		Atacadao Distribuicao Comercio e Industria Ltd	419
5,138,297	*	B2W Companhia Global Do Varejo	68,451
370,600		B3 SA-Brasil Bolsa Balcao	1,253
1,478,762		Banco Bradesco S.A.	6,499
18,163,744		Banco Bradesco S.A. (Preference)	93,963
13,481		Banco BTG Pactual S.A.	187
1,300		Banco BTG Pactual S.A.	8
863,665		Banco BTG Pactual S.A. - Unit	21,195
56,632		Banco do Brasil S.A.	366
1,494,603		Banco Inter S.A.	23,376
23,600		Banco Santander Brasil S.A.	192
141,100		BB Seguridade Participacoes S.A.	655
41,800		Bradespar S.A.	625
37,600	*	Braskem S.A.	450
127,700	*	BRF S.A.	702
71,755		Centrais Eletricas Brasileiras S.A.	623
58,700		Centrais Eletricas Brasileiras S.A. (Preference)	511
228,800		Cia de Concessoes Rodoviarias	619
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

69,800		Cia de Saneamento Basico do Estado de Sao Paulo	$513
276,053		Cia Energetica de Minas Gerais	673
271,700		Cia Paranaense de Energia	324
131,100		Cia Siderurgica Nacional S.A.	1,159
59,931		Companhia Vale do Rio Doce (ADR)	1,367
196,068		Cosan SA Industria e Comercio	945
53,300		CPFL Energia S.A.	288
33,500		Energisa S.A.	314
42,550		Engie Brasil Energia S.A.	335
175,900		Equatorial Energia S.A.	877
228,500		Gerdau S.A. (Preference)	1,360
61,000	g	Hapvida Participacoes e Investimentos S.A.	189
20,700		Hypermarcas S.A.	143
259,540		Investimentos Itau S.A. - PR	582
4,940,219		Itau Unibanco Holding S.A.	29,599
133,600	*	Klabin S.A.	708
1,741,390		Localiza Rent A Car	22,407
3,135,177		Lojas Americanas S.A. (Preference)	13,603
174,557		Lojas Renner S.A.	1,552
5,070,700		Magazine Luiza S.A.	21,562
174,195	*	Natura & Co Holding S.A.	1,987
31,084		Notre Dame Intermedica Participacoes S.A.	531
382,583	*	Pagseguro Digital Ltd	21,394
168,600		Petrobras Distribuidora S.A.	904
774,900		Petroleo Brasileiro S.A.	4,719
987,838		Petroleo Brasileiro S.A. (Preference)	5,845
210,500		Raia Drogasil S.A.	1,046
43,200	g	Rede D’Or Sao Luiz S.A.	600
249,800	*	Rumo S.A.	962
2,108,900		Sendas Distribuidora S.A.	36,693
755,674	*	StoneCo Ltd	50,675
153,322	*	Suzano SA	1,844
120,500		Telefonica Brasil S.A.	1,018
184,200		TIM S.A.	427
89,100		Totvus S.A.	674
145,400		Ultrapar Participacoes S.A.	538
1,794,800		Vale S.A.	40,866
249,900	*	Via Varejo S.A.	793
333,120		Weg S.A.	2,256
		TOTAL BRAZIL	496,148

CANADA - 1.7%
39,174		Agnico-Eagle Mines Ltd	2,369
950,358		Alimentation Couche Tard, Inc	34,922
389,014		Bank of Montreal	39,874
247,514		Bank of Nova Scotia	16,098
310,832		Barrick Gold Corp (Canada)	6,429
354	*	Brookfield Asset Management Reinsurance Partners Ltd	19
51,331		Brookfield Asset Management, Inc	2,619
90,819	e	Canadian Imperial Bank of Commerce	10,338
225,791		Canadian Natural Resources Ltd (Canada)	8,197
1,109,595		Canadian Pacific Railway Ltd (Toronto)	85,323
42,641		CI Financial Corp	783
490,196		Dollarama, Inc	22,438
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

662,236	e	Dye & Durham Ltd	$25,445
282,360		Enbridge, Inc (Toronto)	11,305
5,456		Fairfax Financial Holdings Ltd	2,393
21,814		First Capital Real Estate Investment Trust	310
56,779		Great-West Lifeco, Inc	1,686
21,812		iA Financial Corp, Inc	1,187
16,861	e	IGM Financial, Inc	595
29,178		Intact Financial Corp	3,964
297,902	*	Lightspeed POS, Inc	24,933
395,700		Manulife Financial Corp (Toronto)	7,789
68,523		National Bank of Canada	5,128
475,451	e	Nutrien Ltd (Toronto)	28,809
16,951		Onex Corp	1,231
113,682	e	Power Corp Of Canada	3,593
102,666		RioCan Real Estate Investment Trust	1,829
290,403		Royal Bank of Canada	29,422
24,730	*	Shopify, Inc (Class A) (Toronto)	36,167
119,278		Sun Life Financial, Inc	6,151
35,401		Thomson Reuters Corp	3,516
11,497		TMX Group Ltd	1,214
369,119		Toronto-Dominion Bank	25,867
369,064		West Fraser Timber Co Ltd	26,495
		TOTAL CANADA	478,438

CHILE - 0.0%
2,510,921		Banco de Chile	248
2,688		Banco de Credito e Inversiones	113
3,468,364		Banco Santander Chile S.A.	171
284,412		Cencosud S.A.	566
33,607		Cencosud Shopping S.A.	55
29,408		Cia Cervecerias Unidas S.A.	296
2,109,476		Colbun S.A.	295
223,072		Empresas CMPC S.A.	532
74,733		Empresas COPEC S.A.	736
7,462,375		Enel Chile S.A.	429
4,223,971		Enersis S.A.	620
146,943		SACI Falabella	654
28,327		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,335
		TOTAL CHILE	6,050

CHINA - 4.8%
17,500	*	21Vianet Group, Inc (ADR)	402
17,500	*	360 Finance, Inc (ADR)	732
23,700	*	360 Security Technology, Inc	45
71,500	*,g	3SBio, Inc	88
1,700	*	51job, Inc (ADR)	132
2,617,600	e	AAC Technologies Holdings, Inc	19,583
13,700	*	Addsino Co Ltd	40
12,600		AECC Aero-Engine Control Co Ltd	41
24,700		AECC Aviation Power Co Ltd	203
66,000		Agile Property Holdings Ltd	86
10,200	*,e	Agora, Inc (ADR)	428
1,834,000		Agricultural Bank of China Ltd	636
471,200		Agricultural Bank of China Ltd (Class A)	221
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

312,264		Aier Eye Hospital Group Co Ltd	$3,423
22,200		Air China Ltd	27
110,000	*	Air China Ltd (H shares)	81
25,000		Airtac International Group	963
58,000	*,g	Akeso, Inc	468
2,915,248	*	Alibaba Group Holding Ltd	82,658
1,510,000	*	Alibaba Health Information Technology Ltd	3,345
93,250	g	A-Living Services Co Ltd	463
852,000	*	Aluminum Corp of China Ltd	505
152,800	*	Aluminum Corp of China Ltd (Class A)	125
3,600		Angel Yeast Co Ltd	30
77,000		Anhui Conch Cement Co Ltd	408
14,100		Anhui Conch Cement Co Ltd (Class A)	90
9,400		Anhui Gujing Distillery Co Ltd	130
1,200		Anhui Gujing Distillery Co Ltd (Class A)	44
4,000		Anhui Honglu Steel Construction Group Co Ltd	36
1,900		Anhui Kouzi Distillery Co Ltd	20
218,000		Anta Sports Products Ltd	5,117
1,600		Apeloa Pharmaceutical Co Ltd	7
1,000	*	Asymchem Laboratories Tianjin Co Ltd	58
2,300		Autobio Diagnostics Co Ltd	27
3,800		Autohome, Inc (ADR)	243
19,300		Avary Holding Shenzhen Co Ltd	107
28,700		AVIC Aircraft Co Ltd	117
14,200		Avic Aviation High-Technology Co Ltd	68
6,200		Avic Capital Co Ltd	4
29,300		AVIC Electromechanical Systems Co Ltd	46
10,500		AVIC Jonhon Optronic Technology Co Ltd	128
15,260		AVIC Shenyang Aircraft Co Ltd	142
90,000		AviChina Industry & Technology Co	60
5,600		AVICOPTER plc	46
21,573		Bafang Electric Suzhou Co Ltd	789
217,377	*	Baidu, Inc (ADR)	44,323
78,800		Bank of Beijing Co Ltd	59
8,800		Bank of Chengdu Co Ltd	17
341,600		Bank of China Ltd	163
16,987,000		Bank of China Ltd (Hong Kong)	6,099
279,800		Bank of Communications Co Ltd	212
567,000		Bank of Communications Co Ltd (Hong Kong)	381
20,200		Bank of Hangzhou Co Ltd	46
57,780		Bank of Jiangsu Co Ltd	64
37,100		Bank of Nanjing Co Ltd	60
20,000		Bank of Ningbo Co Ltd	121
51,122		Bank of Shanghai Co Ltd	65
319,700		Baoshan Iron & Steel Co Ltd	378
3,569	*	Baozun, Inc (ADR)	126
20,900		BBMG Corp	9
4,900	*	BeiGene Ltd (ADR)	1,682
5,800	*	Beijing BDStar Navigation Co Ltd	39
154,000	*	Beijing Capital International Airport Co Ltd	102
11,200		Beijing Dabeinong Technology Group Co Ltd	12
5,040		Beijing E-Hualu Information Technology Co Ltd	21
6,100		Beijing Enlight Media Co Ltd	10
35,000		Beijing Enterprises Holdings Ltd	124
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

284,000		Beijing Enterprises Water Group Ltd	$108
2,800	*	Beijing Kunlun Tech Co Ltd	7
19,900		Beijing New Building Materials plc	121
56,800		Beijing Originwater Technology Co Ltd	64
4,060		Beijing Shiji Information Technology Co Ltd	15
3,800		Beijing Shunxin Agriculture Co Ltd	25
17,800		Beijing Sinnet Technology Co Ltd	40
5,440		Beijing Tiantan Biological Products Corp Ltd	29
3,100		Beijing United Information Technology Co Ltd	48
7,000		Beijing Yanjing Brewery Co Ltd	8
1,600		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	32
136,300		Beijing-Shanghai High Speed Railway Co Ltd	112
1,900		Betta Pharmaceuticals Co Ltd	32
1,800		BGI Genomics Co Ltd	33
110,325	*	Bilibili, Inc (ADR)	13,442
754,500		BOC Hong Kong Holdings Ltd	2,557
17,400	*	BOC International China Co Ltd	55
116,100		BOE Technology Group Co Ltd	112
174,000		Bosideng International Holdings Ltd	124
136,000		Brilliance China Automotive Holdings Ltd	85
279,900	g	Budweiser Brewing Co APAC Ltd	881
8,500	*,e	Burning Rock Biotech Ltd (ADR)	250
6,100		BYD Co Ltd	236
139,500		BYD Co Ltd (H shares)	4,187
38,000	e	BYD Electronic International Co Ltd	250
5,000		By-health Co Ltd	25
3,200		C&S Paper Co Ltd	14
13,100		Caitong Securities Co Ltd	21
4,800	*,e,g	CanSino Biologics, Inc	255
1,132	*	CanSino Biologics, Inc	136
339,000	g	CGN Power Co Ltd	76
1,000		Chacha Food Co Ltd	7
1,300		Changchun High & New Technology Industry Group, Inc	78
17,100	*	Changjiang Securities Co Ltd	19
900		Changzhou Xingyu Automotive Lighting Systems Co Ltd	31
27,600		Chaozhou Three-Circle Group Co Ltd	181
16,500	*	Chifeng Jilong Gold Mining Co Ltd	38
64,100		China Aerospace Times Electronics Co Ltd	75
99,000		China Aoyuan Group Ltd	84
16,100		China Avionics Systems Co Ltd	41
128,000	g	China Bohai Bank Co Ltd	44
553,000		China Cinda Asset Management Co Ltd	105
598,000		China Citic Bank	283
178,000	*	China Communications Services Corp Ltd	89
91,500		China Conch Venture Holdings Ltd	385
133,400		China Construction Bank Corp	137
20,762,000		China Construction Bank Corp (Hong Kong)	16,292
60,000	*	China CSSC Holdings Ltd	153
32,000	g	China East Education Holdings Ltd	50
36,600		China Eastern Airlines Corp Ltd	29
46,000	e	China Education Group Holdings Ltd	103
147,400	*	China Everbright Bank Co Ltd	86
232,000	*	China Everbright Bank Co Ltd (Hong Kong)	95
225,555		China Everbright International Ltd	128
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

56,000		China Everbright Ltd	$66
398,000	e	China Evergrande Group	518
232,000	g	China Feihe Ltd	500
11,043		China Fortune Land Development Co Ltd	9
201,000		China Galaxy Securities Co Ltd	120
10,900		China Galaxy Securities Co Ltd (Class A)	18
184,600		China Gas Holdings Ltd	562
9,700		China Great Wall Securities Co Ltd	17
28,900		China Greatwall Technology Group Co Ltd	65
513,000		China Hongqiao Group Ltd	695
437,000	†,g	China Huarong Asset Management Co Ltd	29
356,600		China Insurance International Holdings Co Ltd	593
10,300	*	China International Capital Corp Ltd	98
88,400	g	China International Capital Corp Ltd	238
63,200		China International Travel Service Corp Ltd	2,931
198,000		China Jinmao Holdings Group Ltd	66
14,129		China Jushi Co Ltd	34
60,000		China Lesso Group Holdings Ltd	148
1,552,000		China Life Insurance Co Ltd	3,077
41,000		China Life Insurance Co Ltd (Class A)	215
180,200	*,e,g	China Literature Ltd	2,007
215,000		China Longyuan Power Group Corp	370
76,000		China Medical System Holdings Ltd	200
838,000		China Meidong Auto Holdings Ltd	4,565
588,000		China Mengniu Dairy Co Ltd	3,552
852,500		China Merchants Bank Co Ltd	7,262
936,787		China Merchants Bank Co Ltd (Class A)	7,852
146,520		China Merchants Energy Shipping Co Ltd	105
395,426		China Merchants Holdings International Co Ltd	578
7,100		China Merchants Property Operation & Service Co Ltd	19
24,920		China Merchants Securities Co Ltd	73
30,700		China Merchants Shekou Industrial Zone Holdings Co Ltd	52
272,400		China Minsheng Banking Corp Ltd	186
359,800	e	China Minsheng Banking Corp Ltd (Hong Kong)	172
771,000	e	China Molybdenum Co Ltd	457
54,600	*	China Molybdenum Co Ltd (Class A)	44
252,000		China National Building Material Co Ltd	296
20,100		China National Chemical Engineering Co Ltd	27
1,500		China National Medicines Corp Ltd	8
97,100		China National Nuclear Power Co Ltd	76
1,100		China National Software & Service Co Ltd	10
49,000		China Northern Rare Earth Group High-Tech Co Ltd	157
448,000		China Oilfield Services Ltd	401
632,435		China Overseas Land & Investment Ltd	1,434
45,000		China Overseas Property Holdings Ltd	48
92,300		China Pacific Insurance Group Co Ltd	413
558,000		China Pacific Insurance Group Co Ltd (Hong Kong)	1,753
399,000		China Power International Development Ltd	87
126,300		China Railway Group Ltd	102
257,000		China Railway Group Ltd (Hong Kong)	134
149,885	*	China Railway Signal & Communication Corp Ltd	132
668,000		China Resources Beer Holdings Company Ltd	5,991
135,999		China Resources Cement Holdings Ltd	129
54,000		China Resources Gas Group Ltd	324
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

641,836		China Resources Land Ltd	$2,592
70,800	g	China Resources Mixc Lifestyle Services Ltd	485
94,500	g	China Resources Pharmaceutical Group Ltd	59
154,000		China Resources Power Holdings Co	210
1,800		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	7
101,700	*	China Shenhua Energy Co Ltd	307
743,000		China Shenhua Energy Co Ltd (Hong Kong)	1,455
77,500	*	China Shipbuilding Industry Co Ltd	49
3,300		China South Publishing & Media Group Co Ltd	5
116,000	*,e	China Southern Airlines Co Ltd	72
34,000	*	China Southern Airlines Co Ltd (Class A)	32
166,800		China State Construction Engineering Corp Ltd	120
120,000		China State Construction International Holdings Ltd	82
1,670,000	g	China Tower Corp Ltd	230
14,400		China TransInfo Technology Co Ltd	37
816,300		China Vanke Co Ltd	2,551
123,800		China Vanke Co Ltd (Class A)	456
46,200		China Yangtze Power Co Ltd	148
88,000	g	China Yuhua Education Corp Ltd	80
37,200		China Zheshang Bank Co Ltd	23
17,800	*	Chindata Group Holdings Ltd (ADR)	269
1,700	*	Chongqing Brewery Co Ltd	52
9,700	*	Chongqing Changan Automobile Co Ltd	39
3,500	*	Chongqing Fuling Zhacai Group Co Ltd	20
206,000		Chongqing Rural Commercial Bank	81
186,600		Chongqing Rural Commercial Bank Co Ltd	115
5,800		Chongqing Zhifei Biological Products Co Ltd	167
664,535		CIFI Holdings Group Co Ltd	518
352,000		Citic Pacific Ltd	379
140,000	*	CITIC Securities Co Ltd	351
37,000		CITIC Securities Co Ltd (Class A)	143
1,940,000		Cofco International Ltd	705
27,300	*	Contemporary Amperex Technology Co Ltd	2,252
150,445		COSCO Pacific Ltd	117
117,500		COSCO SHIPPING Energy Transportation Co Ltd	112
123,200	*	COSCO SHIPPING Holdings Co Ltd	582
160,500	*,e	COSCO SHIPPING Holdings Co Ltd	403
1,548,000		Country Garden Holdings Co Ltd	1,733
274,000		Country Garden Services Holdings Co Ltd	2,956
19,300	*	CSC Financial Co Ltd	94
538,880		CSPC Pharmaceutical Group Ltd	778
3,984		Da An Gene Co Ltd of Sun Yat-Sen University	13
12,800	*	Dada Nexus Ltd (ADR)	371
122,500	g	Dali Foods Group Co Ltd	73
10,600	*	Daqo New Energy Corp (ADR)	689
2,040		DaShenLin Pharmaceutical Group Co Ltd	16
10,400		DHC Software Co Ltd	13
1,500		Dong-E-E-Jiao Co Ltd	8
65,300		Dongfang Electric Corp Ltd	111
198,000		Dongfeng Motor Group Co Ltd	178
11,300		Dongxing Securities Co Ltd	19
6,200	*	DouYu International Holdings Ltd (ADR)	42
46,152		East Money Information Co Ltd	234
5,500		Ecovacs Robotics Co Ltd	194
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

46,800		ENN Energy Holdings Ltd	$889
20,000	*	ENN Natural Gas Co Ltd	51
6,770		Eve Energy Co Ltd	109
146,000		Ever Sunshine Lifestyle Services Group Ltd	362
11,600		Everbright Securities Co Ltd	32
60,943		Fangda Carbon New Material Co Ltd	70
74,000	e	Far East Horizon Ltd	77
8,500	*	FAW Jiefang Group Co Ltd	14
18,600		Fiberhome Telecommunication Technologies Co Ltd	54
66,900		Financial Street Holdings Co Ltd	70
16,500	*	First Capital Securities Co Ltd	18
90,000	e	Flat Glass Group Co Ltd	371
12,300		Flat Glass Group Co Ltd	75
200,200		Focus Media Information Technology Co Ltd	291
12,598		Foshan Haitian Flavouring & Food Co Ltd	251
535,500		Fosun International	770
28,200	*	Founder Securities Co Ltd	41
3,771,661	*	Foxconn Industrial Internet Co Ltd	7,240
800	*	Fu Jian Anjoy Foods Co Ltd	31
3,300		Fujian Sunner Development Co Ltd	12
6,800		Fuyao Glass Industry Group Co Ltd	59
37,600	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	265
3,800		Ganfeng Lithium Co Ltd	71
52,400	e,g	Ganfeng Lithium Co Ltd	783
16,210		G-bits Network Technology Xiamen Co Ltd	1,328
94,100	*	GCL System Integration Technology Co Ltd	51
1,289,771	*	GDS Holdings Ltd (ADR)	101,234
1,196,000		Geely Automobile Holdings Ltd	3,756
80,500		GEM Co Ltd	116
18,800		Gemdale Corp	30
66,000	*,e	Genscript Biotech Corp	288
68,400		GF Securities Co Ltd	89
21,200		GF Securities Co Ltd (Class A)	50
4,300		Giant Network Group Co Ltd	9
8,972		Gigadevice Semiconductor Beijing, Inc	261
10,200		GoerTek, Inc	67
699,000	*,e	GOME Electrical Appliances Holdings Ltd	90
3,500	*	Gotion High-tech Co Ltd	24
426,000		Great Wall Motor Co Ltd	1,373
10,000		Great Wall Motor Co Ltd	67
28,600		Greenland Holdings Corp Ltd	24
46,500	e	Greentown China Holdings Ltd	72
292,000		Greentown Service Group Co Ltd	454
41,000		GRG Banking Equipment Co Ltd	83
16,308	*,e	GSX Techedu, Inc (ADR)	241
5,800	*	Guangdong Haid Group Co Ltd	73
6,500		Guangdong Hongda Blasting Co Ltd	28
188,000		Guangdong Investments Ltd	270
3,300		Guangdong Kinlong Hardware Products Co Ltd	99
1,700		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	7
240,600	*	Guanghui Energy Co Ltd	124
190,000		Guangzhou Automobile Group Co Ltd (Hong Kong)	171
4,900		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	26
27,400		Guangzhou Haige Communications Group, Inc Co	40
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,000		Guangzhou Kingmed Diagnostics Group Co Ltd	$99
165,600		Guangzhou R&F Properties Co Ltd	189
7,395		Guangzhou Shiyuan Electronic Technology Co Ltd	142
10,200		Guangzhou Tinci Materials Technology Co Ltd	168
1,810		Guangzhou Wondfo Biotech Co Ltd	18
7,400	*	Guangzhou Yuexiu Financial Holdings Group Co Ltd	14
3,900		Guolian Securities Co Ltd	9
17,500		Guosen Securities Co Ltd	29
26,300		Guotai Junan Securities Co Ltd	70
17,090		Guoyuan Securities Co Ltd	21
181,000	e,g	Haidilao International Holding Ltd	953
21,500		Haier Smart Home Co Ltd	86
417,800	*	Haier Smart Home Co Ltd	1,457
143,000		Haitian International Holdings Ltd	479
162,800		Haitong Securities Co Ltd	143
34,200		Haitong Securities Co Ltd (Class A)	61
14,300	*	Hang Zhou Great Star Industrial Co Ltd	75
10,040		Hangzhou First Applied Material Co Ltd	163
9,800		Hangzhou Oxygen Plant Group Co Ltd	52
2,130		Hangzhou Robam Appliances Co Ltd	15
17,600		Hangzhou Silan Microelectronics Co Ltd	153
275,500		Hangzhou Tigermed Consulting Co Ltd	8,224
28,200	g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	661
282,000	g	Hansoh Pharmaceutical Group Co Ltd	1,232
6,300		Hefei Meiya Optoelectronic Technology, Inc	54
5,100		Heilongjiang Agriculture Co Ltd	12
13,600		Henan Shuanghui Investment & Development Co Ltd	67
39,000		Hengan International Group Co Ltd	261
75,280		Hengli Petrochemical Co Ltd	306
556,000	*,e	HengTen Networks Group Ltd	444
56,930	*	Hengyi Petrochemical Co Ltd	105
254,500	*	Hesteel Co Ltd	97
1,400		Hithink RoyalFlush Information Network Co Ltd	24
4,900		Hongfa Technology Co Ltd	48
141,900		Hopson Development Holdings Ltd	650
30,000	*,g	Hua Hong Semiconductor Ltd	166
17,160		Huaan Securities Co Ltd	15
46,000		Huadian Power International Corp Ltd (Class A)	24
8,340		Huadong Medicine Co Ltd	59
51,600		Huafon Chemical Co Ltd	113
10,500		Huagong Tech Co Ltd	38
7,560		Hualan Biological Engineering, Inc	43
100,900		Huaneng Power International, Inc	66
334,000		Huaneng Power International, Inc (Hong Kong)	131
96,200	*,g	Huatai Securities Co Ltd	141
15,500		Huatai Securities Co Ltd (Class A)	38
11,400		Huaxi Securities Co Ltd	17
49,900	*	Huaxia Bank Co Ltd	48
3,500		Huaxin Cement Co Ltd	10
10,300		Huayu Automotive Systems Co Ltd	42
122,928	*	Huazhu Group Ltd (ADR)	6,492
147,800		Hubei Biocause Pharmaceutical Co Ltd	83
4,800		Huizhou Desay Sv Automotive Co Ltd	82
4,700		Humanwell Healthcare Group Co Ltd	21
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

89,800		Hunan Valin Steel Co Ltd	$92
4,963	*	Hundsun Technologies, Inc	72
387,006	*,e	HUYA, Inc (ADR)	6,831
813,330	*	iClick Interactive Asia Group Ltd (ADR)	8,979
10,900		Iflytek Co Ltd	114
6,700	*	I-Mab (ADR)	562
358,300	*	Industrial & Commercial Bank of China Ltd	287
12,548,000		Industrial & Commercial Bank of China Ltd (Hong Kong)	7,353
69,900		Industrial Bank Co Ltd	222
17,100		Industrial Securities Co Ltd	26
5,500		Ingenic Semiconductor Co Ltd	86
558,500	*	Inner Mongolia BaoTou Steel Union Co Ltd	134
116,300		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	92
25,800		Inner Mongolia Yili Industrial Group Co Ltd	147
314,500	*,g	Innovent Biologics, Inc	3,669
5,000		Inspur Electronic Information Industry Co Ltd	22
3,400		Intco Medical Technology Co Ltd	66
55,856	*,e	IQIYI, Inc (ADR)	870
11,800	*	JA Solar Technology Co Ltd	89
2,160		Jafron Biomedical Co Ltd	29
1,700		Jason Furniture Hangzhou Co Ltd	20
61,300	*,e,g	JD Health International, Inc	876
530,299	*	JD.com, Inc (ADR)	42,323
5,100		Jiangsu Changshu Rural Commercial Bank Co Ltd	5
36,500		Jiangsu Eastern Shenghong Co Ltd	118
78,000		Jiangsu Express	88
16,604		Jiangsu Hengli Hydraulic Co Ltd	221
23,282		Jiangsu Hengrui Medicine Co Ltd	245
4,900		Jiangsu King’s Luck Brewery JSC Ltd	41
15,399		Jiangsu Shagang Co Ltd	26
6,000	*	Jiangsu Yanghe Brewery Joint-Stock Co Ltd	192
3,000		Jiangsu Yangnong Chemical Co Ltd	52
4,000		Jiangsu Yoke Technology Co Ltd	50
2,500		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	15
14,300		Jiangsu Zhongnan Construction Group Co Ltd	13
38,900		Jiangsu Zhongtian Technology Co Ltd	60
246,000	e	Jiangxi Copper Co Ltd	502
24,358		Jiangxi Copper Co Ltd (Class A)	84
8,800		Jiangxi Zhengbang Technology Co Ltd	16
2,700		Jilin Aodong Pharmaceutical Group Co Ltd	6
17,700		Jinke Properties Group Co Ltd	16
266,000	g	Jinxin Fertility Group Ltd	670
900	*	JiuGui Liquor Co Ltd	36
148,000	e,g	Jiumaojiu International Holdings Ltd	605
2,200		Joincare Pharmaceutical Group Industry Co Ltd	5
2,600	*	Joinn Laboratories China Co Ltd	74
5,800		Jointown Pharmaceutical Group Co Ltd	14
2,700		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	18
1,800	*	Joyoung Co Ltd	9
3,600		JOYY, Inc (ADR)	237
2,000		Juewei Food Co Ltd	26
204,000	e	Kaisa Group Holdings Ltd	77
38,383	*	KE Holdings, Inc (ADR)	1,830
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

42,500		Kingboard Chemical Holdings Ltd	$236
521,000	*	Kingdee International Software Group Co Ltd	1,765
30,900		Kingfa Sci & Tech Co Ltd	100
11,800	*,e	Kingsoft Cloud Holdings Ltd (ADR)	400
194,000	e	Kingsoft Corp Ltd	1,162
196,000	*,e,g	Kuaishou Technology	4,929
8,800	*	Kuang-Chi Technologies Co Ltd	28
21,900		Kweichow Moutai Co Ltd	6,966
95,564		KWG Group Holdings Ltd	128
10,400		Lakala Payment Co Ltd	45
1,060		Laobaixing Pharmacy Chain JSC	9
332,000		Lee & Man Paper Manufacturing Ltd	253
438,000		Lenovo Group Ltd	503
63,300		Lens Technology Co Ltd	288
99,200		Leo Group Co Ltd	36
1,300		Lepu Medical Technology Beijing Co Ltd	6
34,400		Leyard Optoelectronic Co Ltd	42
96,400	*,e	Li Auto, Inc (ADR)	3,368
396,500		Li Ning Co Ltd	4,837
3,300	*	Liaoning Cheng Da Co Ltd	11
89,500		Lingyi iTech Guangdong Co	127
2,100		Livzon Pharmaceutical Group, Inc	16
282,000		Logan Property Holdings Co Ltd	422
28,800		Lomon Billions Group Co Ltd	154
356,500	g	Longfor Properties Co Ltd	1,986
69,664		LONGi Green Energy Technology Co Ltd	956
10,301	*,e	Lufax Holding Ltd	116
29,200		Luxi Chemical Group Co Ltd	85
91,809	*	Luxshare Precision Industry Co Ltd	653
17,900		Luzhou Laojiao Co Ltd	652
4,100		Maccura Biotechnology Co Ltd	27
6,690		Mango Excellent Media Co Ltd	71
3,880		Maxscend Microelectronics Co Ltd	322
12,300	*	Meinian Onehealth Healthcare Holdings Co Ltd	17
757,400	*,g	Meituan Dianping (Class B)	31,244
69,300		Metallurgical Corp of China Ltd	32
163,000	e	Microport Scientific Corp	1,463
12,200		Midea Group Co Ltd	135
22,700		Ming Yang Smart Energy Group Ltd	57
86,000		Ming Yuan Cloud Group Holdings Ltd	426
158,000		Minth Group Ltd	749
556,000	*,e	MMG Ltd	244
10,000		Momo, Inc (ADR)	153
9,431		Montage Technology Co Ltd	91
18,944		Muyuan Foodstuff Co Ltd	178
13,400		NanJi E-Commerce Co Ltd	20
1,530		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	10
10,600		Nanjing Securities Co Ltd	17
76,200		NARI Technology Co Ltd	274
5,700	*	NAURA Technology Group Co Ltd	244
3,500		NavInfo Co Ltd	8
87,059		NetEase, Inc	10,034
31,200		New China Life Insurance Co Ltd	222
198,400		New China Life insurance Co Ltd (Hong Kong)	677
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

15,700	*	New Hope Liuhe Co Ltd	$36
319,411	*	New Oriental Education & Technology Group (ADR)	2,616
12,100		Ninestar Corp	60
3,500		Ningbo Joyson Electronic Corp	14
2,200		Ningbo Tuopu Group Co Ltd	13
80,900		Ningxia Baofeng Energy Group Co Ltd	171
264,844	*	NIO, Inc (ADR)	14,090
1,800	*	Noah Holdings Ltd (ADR)	85
90,800	e,g	Nongfu Spring Co Ltd	455
5,300		Northeast Securities Co Ltd	7
1,436		NXP Semiconductors NV	295
7,759	*	Offcn Education Technology Co Ltd	25
148,400		Offshore Oil Engineering Co Ltd	103
10,800		OFILM Group Co Ltd	15
23,200	*,e	OneConnect Financial Technology Co Ltd (ADR)	279
1,640		Oppein Home Group, Inc	36
17,800	*	Orient Securities Co Ltd	28
3,109		Ovctek China, Inc	50
9,800	*	Pacific Securities Co Ltd	5
35,300	*	Pangang Group Vanadium Titanium & Resources Co Ltd	13
1,858,000		People’s Insurance Co Group of China Ltd	620
121,700		People’s Insurance Co Group of China Ltd (Class A)	112
7,100		Perfect World Co Ltd	26
7,600		Pharmaron Beijing Co Ltd	255
29,200	g	Pharmaron Beijing Co Ltd	777
1,476,000		PICC Property & Casualty Co Ltd	1,291
175,322	*	Pinduoduo, Inc (ADR)	22,269
245,700		Ping An Bank Co Ltd	860
30,900	*,e,g	Ping An Healthcare and Technology Co Ltd	385
5,996,703		Ping An Insurance Group Co of China Ltd	58,620
134,100		Ping An Insurance Group Co of China Ltd (Class A)	1,333
8,600		Poly Property Development Co Ltd	58
44,200	*	Poly Real Estate Group Co Ltd	82
2,251,000	*,g	Postal Savings Bank of China Co Ltd	1,514
89,400	*	Postal Savings Bank of China Co Ltd	69
90,300		Power Construction Corp of China Ltd	54
350,000		Powerlong Real Estate Holdings Ltd	300
300		Proya Cosmetics Co Ltd	9
2,040		Qianhe Condiment and Food Co Ltd	8
9,800	*	Qingdao Rural Commercial Bank Corp	6
4,087		Raytron Technology Co Ltd	63
11,900		RiseSun Real Estate Development Co Ltd	10
9,200	*	Riyue Heavy Industry Co Ltd	39
30,730	*,e	RLX Technology, Inc (ADR)	268
121,650		Rongsheng Petro Chemical Co Ltd	325
27,000	*	SAIC Motor Corp Ltd	92
26,500		Sailun Group Co Ltd	41
66,900	*	Sanan Optoelectronics Co Ltd	331
4,600		Sangfor Technologies, Inc	184
239,000		Sany Heavy Equipment International	242
107,300		Sany Heavy Industry Co Ltd	482
14,896		SDIC Capital Co Ltd	20
43,400		SDIC Power Holdings Co Ltd	65
11,600		Sealand Securities Co Ltd	8
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

128,000		Seazen Group Ltd	$121
7,500		Seazen Holdings Co Ltd	48
17,800		SF Holding Co Ltd	186
2,400		SG Micro Corp	94
155,500		Shaanxi Coal Industry Co Ltd	285
7,670		Shandong Buchang Pharmaceuticals Co Ltd	27
184,750	e,g	Shandong Gold Mining Co Ltd	327
47,220		Shandong Gold Mining Co Ltd	140
25,350		Shandong Hualu Hengsheng Chemical Co Ltd	121
4,400		Shandong Linglong Tyre Co Ltd	30
162,700	*	Shandong Nanshan Aluminum Co Ltd	91
2,500		Shandong Pharmaceutical Glass Co Ltd	13
13,300		Shandong Sinocera Functional Material Co Ltd	100
4,000		Shandong Sun Paper Industry JSC Ltd	8
168,000		Shandong Weigao Group Medical Polymer Co Ltd	392
20,900	*	Shanghai Bailian Group Co Ltd	65
2,380		Shanghai Bairun Investment Holding Group Co Ltd	35
3,510		Shanghai Baosight Software Co Ltd	28
51,300		Shanghai Construction Group Co Ltd	22
216,700	*	Shanghai Electric Group Co Ltd	142
6,900		Shanghai Fosun Pharmaceutical Group Co Ltd	77
111,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	900
3,600		Shanghai International Airport Co Ltd	27
22,400		Shanghai International Port Group Co Ltd	17
1,400		Shanghai Jahwa United Co Ltd	13
7,200		Shanghai Jinjiang International Hotels Development Co Ltd	63
9,960		Shanghai Lingang Holdings Corp Ltd	28
289,569		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	269
3,400		Shanghai M&G Stationery, Inc	44
8,300		Shanghai Pharmaceuticals Holding Co Ltd	27
48,900		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	107
98,500		Shanghai Pudong Development Bank Co Ltd	152
7,840		Shanghai Putailai New Energy Technology Co Ltd	166
26,800		Shanghai RAAS Blood Products Co Ltd	31
6,800		Shanghai Yuyuan Tourist Mart Group Co Ltd	12
4,100		Shanghai Zhangjiang High-Tech Park Development Co Ltd	12
69,679		Shanxi Lu’an Environmental Energy Development Co Ltd	127
79,000	*	Shanxi Meijin Energy Co Ltd	92
13,030		Shanxi Securities Co Ltd	14
103,400		Shanxi Taigang Stainless Steel Co Ltd	120
3,200	*	Shanxi Xinghuacun Fen Wine Factory Co Ltd	221
112,770	*	Shanxi Xishan Coal & Electricity Power Co Ltd	145
68,000		Shenergy Co Ltd	65
19,700	*	Shenghe Resources Holding Co Ltd	53
27,500		Shengyi Technology Co Ltd	100
4,680		Shennan Circuits Co Ltd	80
69,100		Shenwan Hongyuan Group Co Ltd	50
5,600		Shenzhen Capchem Technology Co Ltd	87
18,000		Shenzhen Energy Group Co Ltd	26
5,100		Shenzhen Goodix Technology Co Ltd	102
2,100		Shenzhen Hepalink Pharmaceutical Group Co Ltd	5
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

31,800		Shenzhen Inovance Technology Co Ltd	$365
78,485		Shenzhen International Holdings Ltd	108
10,760		Shenzhen Investment Holdings Bay Area Development Co Ltd	4
168,776		Shenzhen Investment Ltd	52
13,700		Shenzhen Kaifa Technology Co Ltd	41
2,200		Shenzhen Kangtai Biological Products Co Ltd	51
127,761		Shenzhen Mindray Bio-Medical Electronics Co Ltd	9,474
9,100	*	Shenzhen MTC Co Ltd	9
29,100		Shenzhen Overseas Chinese Town Co Ltd	34
2,200	*	Shenzhen Salubris Pharmaceuticals Co Ltd	11
3,500		Shenzhen SC New Energy Technology Corp	63
9,700		Shenzhen Sunlord Electronics Co Ltd	58
13,800		Shenzhen Sunway Communication Co Ltd	66
199,200		Shenzhou International Group Holdings Ltd	5,030
2,200	*	Shijiazhuang Yiling Pharmaceutical Co Ltd	10
256,500		Shimao Property Holdings Ltd	628
119,000	g	Shimao Services Holdings Ltd	410
16,400		Sichuan Chuantou Energy Co Ltd	31
3,700	*	Sichuan Kelun Pharmaceutical Co Ltd	11
69,200	*	Sichuan Road & Bridge Co Ltd	67
2,100		Sichuan Swellfun Co Ltd	41
185,400		Silergy Corp	25,163
13,900		Sinolink Securities Co Ltd	27
17,200		Sinoma Science & Technology Co Ltd	70
233,100		Sinopec Shanghai Petrochemical Co Ltd (Class A)	136
84,400		Sinopharm Group Co	250
8,100		Sinotrans Ltd (Class A)	6
160,000		Sinotruk Hong Kong Ltd	343
3,500		Skshu Paint Co Ltd	95
149,000	g	Smoore International Holdings Ltd	825
26,900		Songcheng Performance Development Co Ltd	70
11,340	*	SooChow Securities Co Ltd	15
12,100	*	Southwest Securities Co Ltd	9
5,600		Spring Airlines Co Ltd	49
145,000	*,e	Sun Art Retail Group Ltd	108
528,000	*	Sunac China Holdings Ltd	1,811
131,000	g	Sunac Services Holdings Ltd	486
20,000		Sungrow Power Supply Co Ltd	355
34,700		Suning.com Co Ltd	30
42,300		Sunny Optical Technology Group Co Ltd	1,336
8,900		Sunwoda Electronic Co Ltd	45
1,200		Suofeiya Home Collection Co Ltd	4
23,100		Suzhou Dongshan Precision Manufacturing Co Ltd	74
6,600		Suzhou Gold Mantis Construction Decoration Co Ltd	8
1,000		Suzhou Maxwell Technologies Co Ltd	70
81,344	*	TAL Education Group (ADR)	2,052
12,900		Tangshan Jidong Cement Co Ltd	25
77,600		TBEA Co Ltd	154
48,700		TCL Technology Group Corp	58
4,269,000		Tencent Holdings Ltd	321,423
43,900	*	Tencent Music Entertainment (ADR)	680
284,131		Three Squirrels, Inc	2,082
4,800		Thunder Software Technology Co Ltd	116
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

29,300	*	Tianfeng Securities Co Ltd	$22
2,700		Tianjin 712 Communication & Broadcasting Co Ltd	15
36,500		Tianjin Zhonghuan Semiconductor Co Ltd	218
19,200	*	Tianma Microelectronics Co Ltd	42
31,700		Tianshui Huatian Technology Co Ltd	75
142,000		Tingyi Cayman Islands Holding Corp	283
3,540		Toly Bread Co Ltd	17
56,400	*	Tongcheng-Elong Holdings Ltd	141
18,400		TongFu Microelectronics Co Ltd	68
11,600		Tonghua Dongbao Pharmaceutical Co Ltd	21
29,700		Tongkun Group Co Ltd	111
81,900		Tongling Nonferrous Metals Group Co Ltd	34
18,800		Tongwei Co Ltd	126
1,300	*	Topchoice Medical Corp	83
11,600	*	Topsec Technologies Group Inc	35
90,000	g	Topsports International Holdings Ltd	147
59,100		Transfar Zhilian Co Ltd	70
56,000		Travelsky Technology Ltd	121
31,678	*	Trip.com Group Ltd (ADR)	1,123
86,000	*	Tsingtao Brewery Co Ltd	925
2,600	*	Tsingtao Brewery Co Ltd (Class A)	47
7,200		Unigroup Guoxin Microelectronics Co Ltd	172
78,000		Uni-President China Holdings Ltd	86
41,300		Unisplendour Corp Ltd	140
21,900		Universal Scientific Industrial Shanghai Co Ltd	57
16,800	*,e	Up Fintech Holding Ltd (ADR)	487
48,000	*,e,g	Venus MedTech Hangzhou, Inc	400
87,068	*	Vipshop Holdings Ltd (ADR)	1,748
4,400		Walvax Biotechnology Co Ltd	42
2,100		Wangfujing Group Co Ltd	9
39,900		Wanhua Chemical Group Co Ltd	671
290,000		Want Want China Holdings Ltd	205
3,500	*,e	Weibo Corp (ADR)	184
120,000		Weichai Power Co Ltd	266
20,700		Weichai Power Co Ltd (Class A)	57
1,900		Weifu High-Technology Group Co Ltd	6
7,500		Weihai Guangwei Composites Co Ltd	88
349,000	*,e,g	Weimob, Inc	770
28,140		Wens Foodstuffs Group Co Ltd	63
17,400		Western Securities Co Ltd	22
310,000		Wharf Holdings Ltd	1,182
10,900		Will Semiconductor Ltd	542
16,700		Wingtech Technology Co Ltd	250
4,450		Winning Health Technology Group Co Ltd	11
644,000	*	Winteam Pharmaceutical Group Ltd	441
26,300		Wuchan Zhongda Group Co Ltd	32
24,528		Wuhan Guide Infrared Co Ltd	105
6,500		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	24
30,300		Wuhu Token Science Co Ltd	39
90,600	*	Wuliangye Yibin Co Ltd	4,169
12,500	*	WUS Printed Circuit Kunshan Co Ltd	30
30,336		WuXi AppTec Co Ltd	734
20,785	e,g	WuXi AppTec Co Ltd (Hong Kong)	485
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,072,350	*,g	Wuxi Biologics Cayman, Inc	$184,428
4,800		Wuxi Lead Intelligent Equipment Co Ltd	45
3,200		Wuxi Shangji Automation Co Ltd	89
120,000		XCMG Construction Machinery Co Ltd	118
81,900	*	Xiamen C & D, Inc	103
3,200		Xiamen Intretech, Inc	19
16,700		Xiamen Tungsten Co Ltd	54
874,200	*,g	Xiaomi Corp	3,040
58,400		Xinjiang Goldwind Science & Technology Co Ltd	110
200,600	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	313
832,863		Xinyi Solar Holdings Ltd	1,793
47,107	*,e	XPeng, Inc (ADR)	2,092
66,000	g	Yadea Group Holdings Ltd	142
20,200	*	Yango Group Co Ltd	16
6,860		Yantai Eddie Precision Machinery Co Ltd	45
18,400		Yantai Jereh Oilfield Services Group Co Ltd	127
360,000		Yanzhou Coal Mining Co Ltd	483
63,900		Yanzhou Coal Mining Co Ltd (Class A)	152
160	*,e	Yatsen Holding Ltd (ADR)	2
9,250		Yealink Network Technology Corp Ltd	120
3,100		Yifan Pharmaceutical Co Ltd	8
1,482		Yifeng Pharmacy Chain Co Ltd	13
144,000	e	Yihai International Holding Ltd	967
16,000		Yihai Kerry Arawana Holdings Co Ltd	210
39,820		Yintai Gold Co Ltd	59
6,900		Yixintang Pharmaceutical Group Co Ltd	35
34,600	*	Yonghui Superstores Co Ltd	25
10,559		Yonyou Network Technology Co Ltd	54
8,600		YTO Express Group Co Ltd	13
4,000	*	Yuan Longping High-tech Agriculture Co Ltd	10
89,200		Yuexiu Property Co Ltd	94
320,482		Yum China Holdings, Inc	21,232
11,180	*	Yunda Holding Co Ltd	23
31,400	*	Yunnan Aluminium Co Ltd	58
4,500		Yunnan Baiyao Group Co Ltd	81
3,000		Yunnan Energy New Material Co Ltd	108
16,878	*	Zai Lab Ltd (ADR)	2,987
2,400		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	166
229,000		Zhaojin Mining Industry Co Ltd	218
14,400		Zhefu Holding Group Co Ltd	11
106,320	*	Zhejiang Century Huatong Group Co Ltd	106
19,500		Zhejiang China Commodities City Group Co Ltd	16
29,100	*	Zhejiang Chint Electrics Co Ltd	150
42,600		Zhejiang Dahua Technology Co Ltd	139
6,660	*	Zhejiang Dingli Machinery Co Ltd	60
110,000		Zhejiang Expressway Co Ltd	98
2,934		Zhejiang HangKe Technology, Inc Co	39
4,150		Zhejiang Huahai Pharmaceutical Co Ltd	13
14,110		Zhejiang Huayou Cobalt Co Ltd	248
14,200	*	Zhejiang Jingsheng Mechanical & Electrical Co Ltd	111
7,900	*	Zhejiang Jiuzhou Pharmaceutical Co Ltd	59
47,000		Zhejiang Juhua Co Ltd	64
54,500		Zhejiang Longsheng Group Co Ltd	116
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,320		Zhejiang NHU Co Ltd	$32
17,990		Zhejiang Sanhua Intelligent Controls Co Ltd	67
18,400		Zhejiang Satellite Petrochemical Co Ltd	112
6,000		Zhejiang Semir Garment Co Ltd	11
1,200		Zhejiang Supor Co Ltd	12
18,600		Zhejiang Weixing New Building Materials Co Ltd	60
1,000		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	10
7,600		Zhengzhou Yutong Bus Co Ltd	15
80,000	e	Zhenro Properties Group Ltd	45
12,000	*	Zheshang Securities Co Ltd	24
105,800	*,e,g	ZhongAn Online P&C Insurance Co Ltd	598
6,800		Zhongji Innolight Co Ltd	41
65,500		Zhongjin Gold Corp Ltd	87
32,000		Zhongsheng Group Holdings Ltd	266
7,700	*	Zhongtian Financial Group Co Ltd	3
33,100	*	Zhuzhou CSR Times Electric Co Ltd	196
34,000		Zhuzhou Kibing Group Co Ltd	98
1,204,000	e	Zijin Mining Group Co Ltd	1,616
240,800		Zijin Mining Group Co Ltd (Class A)	360
105,400		Zoomlion Heavy Industry Science and Technology Co Ltd	110
102,000		Zoomlion Heavy Industry Science and Technology Co Ltd	146
52,200		ZTE Corp	268
44,000		ZTE Corp (Class H)	137
29,646		ZTO Express Cayman, Inc (ADR)	900
		TOTAL CHINA	1,324,944

COLOMBIA - 0.0%
11,425		BanColombia S.A.	80
91,871		BanColombia S.A. (Preference)	657
1,242,149		Ecopetrol S.A.	901
14,242		Grupo de Inversiones Suramericana S.A.	70
85,503		Interconexion Electrica S.A.	505
		TOTAL COLOMBIA	2,213

CZECH REPUBLIC - 0.0%
10,155		CEZ AS	301
6,029	*	Komercni Banka AS	212
30,196	*,g	Moneta Money Bank AS	115
		TOTAL CZECH REPUBLIC	628

DENMARK - 0.4%
102,764		Carlsberg AS (Class B)	19,177
18,271		Coloplast AS	3,000
31,067	*	Genmab AS	12,730
630,838		Novo Nordisk AS	52,807
76,185	g	Orsted AS	10,693
		TOTAL DENMARK	98,407

EGYPT - 0.0%
78,712	*	Commercial International Bank	262
61,484		Eastern Tobacco	46
96,790	*	Fawry for Banking & Payment Technology Services SAE	117
		TOTAL EGYPT	425
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FINLAND - 0.5%
91,213		Cargotec Corp (B Shares)	$4,724
948,741		Neste Oil Oyj	58,198
3,526,565	*	Nordea Bank Abp	39,314
833,916	*	Nordea Bank Abp	9,286
364,143		Sampo Oyj (A Shares)	16,745
85,033		Stora Enso Oyj (R Shares)	1,553
699,526		Wartsila Oyj (B Shares)	10,393
		TOTAL FINLAND	140,213

FRANCE - 3.6%
332,382	*	Accor S.A.	12,432
48,722		Air Liquide	8,543
1,072,468	*	Airbus SE	138,191
1,317,242		BNP Paribas S.A.	82,670
510,374		Cap Gemini S.A.	98,152
532,273	e	Compagnie de Saint-Gobain	35,128
675,814		Credit Agricole S.A.	9,475
278,770		Danone	19,613
339,603		Dassault Systemes S.A.	82,420
109,765		Electricite de France	1,500
353,330		Engie S.A.	4,845
247,017		Essilor International S.A.	45,632
6,842	e	Gecina S.A.	1,048
9,293		Icade	802
153,276		Kering	134,303
165,338		L’Oreal S.A.	73,839
53,034		LVMH Moet Hennessy Louis Vuitton S.A.	41,720
106,883	e	Michelin (C.G.D.E.) (Class B)	17,058
356,169		Orange S. A.	4,065
9,017		Pernod-Ricard S.A.	2,004
232,566		Sanofi-Aventis	24,434
13,071		Sartorius Stedim Biotech	6,186
73,784	e	Suez Environnement S.A.	1,755
137,312		Teleperformance	55,761
78,706		Total S.A.	3,566
1,200,225		Valeo S.A.	36,203
100,369	e	Veolia Environnement	3,034
2,095,443	e	Vivendi Universal S.A.	70,405
		TOTAL FRANCE	1,014,784

GERMANY - 2.4%
62,917		Adidas-Salomon AG.	23,478
44,553		Allianz AG.	11,118
513,334		Aroundtown S.A.	4,005
91,426		BASF SE	7,217
443,467		Bayer AG.	26,961
138,934		Beiersdorf AG.	16,770
681,018	*	Borussia Dortmund GmbH & Co KGaA	5,026
85,554		Deutsche Annington Immobilien SE	5,529
98,494		Deutsche Boerse AG.	17,192
684,696		Deutsche Telekom AG.	14,481
68,443		Deutsche Wohnen AG.	4,188
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

436,653		E.ON AG.	$5,052
153,520		Fresenius SE	8,012
958,920		HeidelbergCement AG.	82,330
231,991	*	HelloFresh SE	22,552
37,685		Henkel KGaA	3,470
2,531,513		Infineon Technologies AG.	101,826
157,975	*,e,g	Just Eat Takeaway.com NV	14,610
11,976		LEG Immobilien AG.	1,724
23,483		Merck KGaA	4,506
1,118	*	OSRAM Licht AG.	71
701,652	*	Paion AG.	1,617
2,377,291		RWE AG.	86,194
1,087,211		Siemens AG.	172,626
231,671	g	Siemens Healthineers AG.	14,204
		TOTAL GERMANY	654,759

GREECE - 0.0%
543,029	*	Eurobank Ergasias S.A.	548
5,760	*,†	FF Group	0	^
14,819		Hellenic Telecommunications Organization S.A.	249
6,000		JUMBO S.A.	101
12,189		OPAP S.A.	184
		TOTAL GREECE	1,082

HONG KONG - 0.4%
2,466,300		AIA Group Ltd	30,596
740,000	*	Alibaba Pictures Group Ltd	103
267,400		Bank of East Asia Ltd	497
216,000	*,e	Cathay Pacific Airways Ltd	182
2,916,000	*	China Youzan Ltd	555
107,230		CK Infrastructure Holdings Ltd	639
333,500		CLP Holdings Ltd	3,296
684,000		Hang Lung Properties Ltd	1,659
155,900		Hang Seng Bank Ltd	3,110
256,000		Henderson Land Development Co Ltd	1,211
2,129,806		Hong Kong & China Gas Ltd	3,307
246,712		Hong Kong Electric Holdings Ltd	1,514
245,682		Hong Kong Exchanges and Clearing Ltd	14,625
427,700	e	Hongkong Land Holdings Ltd	2,037
5,171	*	Hutchison China MediTech Ltd (ADR)	203
209,500		Kingboard Laminates Holdings Ltd	470
256,600		Link REIT	2,483
1,480,446	*	Melco Crown Entertainment Ltd (ADR)	24,531
299,000		New World Development Co Ltd	1,550
364,000		Nine Dragons Paper Holdings Ltd	467
185,000	e	Perennial Energy Holdings Ltd	44
595,250		Sino Biopharmaceutical	583
80,000		SSY Group Ltd	71
259,500	e	Sun Hung Kai Properties Ltd	3,857
21,000	e	Vinda International Holdings Ltd	65
213,000		Wharf Real Estate Investment Co Ltd	1,238
		TOTAL HONG KONG	98,893
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

HUNGARY - 0.1%
25,594	*	MOL Hungarian Oil & Gas plc	$204
220,344	*	OTP Bank	11,861
76,987		Richter Gedeon Rt	2,050
		TOTAL HUNGARY	14,115

INDIA - 0.6%
56,110	*	Adani Enterprises Ltd	1,140
55,270		Adani Gas Ltd	760
77,309	*	Adani Green Energy Ltd	1,172
31,317		Adani Ports & Special Economic Zone Ltd	297
54,983	*	Adani Transmissions Ltd	785
39,553		Ambuja Cements Ltd	182
18,467		Apollo Hospitals Enterprise Ltd	900
68,321		Asian Paints Ltd	2,754
15,801		Associated Cement Co Ltd	429
148,443		Aurobindo Pharma Ltd	1,930
66,637	*,g	Avenue Supermarts Ltd	3,000
481,191	*	Axis Bank Ltd	4,857
50,988	*	Bajaj Finance Ltd	4,136
2,247	*	Bajaj Finserv Ltd	367
4,655	*	Bajaj Holdings and Investment Ltd	259
4,724		Balkrishna Industries Ltd	142
41,057	*,g	Bandhan Bank Ltd	183
23,571		Berger Paints India Ltd	255
256,913		Bharat Electronics Ltd	617
12,916	*	Bharat Forge Ltd	133
735,643		Bharat Petroleum Corp Ltd	4,642
529,222		Bharti Airtel Ltd	3,748
23,541	*	Biocon Ltd	128
41,076		Britannia Industries Ltd	2,019
80,271		Cholamandalam Investment and Finance Co Ltd	555
28,220	*	Cipla Ltd	369
92,469		Coal India Ltd	183
6,982		Colgate-Palmolive India Ltd	158
14,934		Container Corp Of India Ltd	141
51,280		Dabur India Ltd	393
9,567	*	Divi S Laboratories Ltd	568
39,249		DLF Ltd	149
65,934		Dr Reddy’s Laboratories Ltd	4,821
56,051	*	Eicher Motors Ltd	2,017
102,436		GAIL India Ltd	207
20,126	*	Godrej Consumer Products Ltd	236
14,530		Grasim Industries Ltd	293
19,157		Havells India Ltd	253
65,281		HCL Technologies Ltd	865
2,943	g	HDFC Asset Management Co Ltd	116
155,833	g	HDFC Life Insurance Co Ltd	1,440
21,775		Hero Honda Motors Ltd	851
369,414		Hindalco Industries Ltd	1,854
227,260		Hindustan Lever Ltd	7,565
39,540		Hindustan Petroleum Corp Ltd	156
277,422		Housing Development Finance Corp	9,258
1,801,648	*	ICICI Bank Ltd	15,338
41,360	g	ICICI Lombard General Insurance Co Ltd	873
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

69,290	g	ICICI Prudential Life Insurance Co Ltd	$572
117,821		Indian Oil Corp Ltd	171
16,389		Indraprastha Gas Ltd	123
38,370		Indus Towers Ltd	123
27,398		Info Edge India Ltd	1,814
705,194		Infosys Technologies Ltd	14,918
6,056	*,g	InterGlobe Aviation Ltd	140
14,563		Ipca Laboratories Ltd	397
443,135		ITC Ltd	1,210
179,088		JSW Steel Ltd	1,652
15,652	*	Jubilant Foodworks Ltd	649
122,060	*	Kotak Mahindra Bank Ltd	2,806
10,568	g	Larsen & Toubro Infotech Ltd	580
296,819		Larsen & Toubro Ltd	6,003
12,843		Lupin Ltd	199
168,853		Mahindra & Mahindra Ltd	1,770
42,344		Marico Ltd	303
35,815		Maruti Suzuki India Ltd	3,627
81,719	*	Motherson Sumi Systems Ltd	267
411		MRF Ltd	443
6,729		Muthoot Finance Ltd	134
5,297		Nestle India Ltd	1,258
303,096		NTPC Ltd	475
338		Page Industries Ltd	134
45,565		Petronet LNG Ltd	139
16,646		PI Industries Ltd	652
12,394	*	Pidilite Industries Ltd	359
6,727		Piramal Healthcare Ltd	217
145,094		Power Grid Corp of India Ltd	454
56,012		REC Ltd	112
747,854		Reliance Industries Ltd	21,266
41,524	*	SBI Cards & Payment Services Ltd	543
87,943	g	SBI Life Insurance Co Ltd	1,194
82,688		Sesa Sterlite Ltd	293
598	*	Shree Cement Ltd	222
12,524		Shriram Transport Finance Co Ltd	227
3,875		Siemens India Ltd	106
1,136,332		State Bank of India	6,424
48,197		Sun Pharmaceutical Industries Ltd	438
190,225		Tata Consultancy Services Ltd	8,573
359,721	*	Tata Motors Ltd	1,650
167,310		Tata Steel Ltd	2,632
33,401		Tata Tea Ltd	339
37,856		Tech Mahindra Ltd	559
62,307		Titan Industries Ltd	1,454
2,835		Torrent Pharmaceuticals Ltd	111
10,250		Trent Ltd	117
25,622		Ultra Tech Cement Ltd	2,338
17,595	*	United Spirits Ltd	157
31,812		UPL Ltd	340
83,492		Wipro Ltd	613
730,433	*	Yes Bank Ltd	133
		TOTAL INDIA	174,924
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

INDONESIA - 0.1%
4,186,700		Adaro Energy Tbk	$348
1,300,500		Astra International Tbk PT	444
2,104,600		Bank Central Asia Tbk PT	4,377
69,973,600		Bank Rakyat Indonesia	19,025
128,000		Indofood CBP Sukses Makmur Tbk	72
1,193,300		Kalbe Farma Tbk PT	115
2,224,600	*	Merdeka Copper Gold Tbk PT	452
1,657,000		PT Aneka Tambang Tbk	264
1,097,647		PT Bank Mandiri Persero Tbk	448
475,900		PT Bank Negara Indonesia	152
5,204,400		PT Barito Pacific Tbk	307
1,462,800		PT Charoen Pokphand Indonesia Tbk	631
30,400	*	PT Gudang Garam Tbk	93
546,800		PT Indah Kiat Pulp and Paper Corp Tbk	281
327,800		PT Indocement Tunggal Prakarsa Tbk	233
259,800		PT Indofood Sukses Makmur Tbk	111
591,400		PT Semen Gresik Persero Tbk	388
704,300		PT Unilever Indonesia Tbk	241
359,300		PT United Tractors Tbk	503
4,546,100		Sarana Menara Nusantara Tbk PT	389
3,049,600		Telkom Indonesia Persero Tbk PT	663
1,686,000		Tower Bersama Infrastructure	374
		TOTAL INDONESIA	29,911

IRELAND - 0.7%
5,972,096	*	AIB Group plc	15,412
2,939,859	*	Bank of Ireland Group plc	15,776
1,562,698		CRH plc	79,028
159,920	*	Flutter Entertainment plc	29,105
9,225,271		Hibernia REIT plc	13,564
14,844		Kerry Group plc (Class A)	2,075
509,386	*	Keywords Studios plc	17,545
1,104		Seagate Technology Holdings plc	97
614,584		Smurfit Kappa Group plc	33,423
		TOTAL IRELAND	206,025

ISRAEL - 0.2%
231,655	*	Bank Hapoalim Ltd	1,860
296,405	*	Bank Leumi Le-Israel	2,252
237,470	*	Israel Discount Bank Ltd	1,131
281,466	*	Kornit Digital Ltd	34,995
28,604	*	Mizrahi Tefahot Bank Ltd	881
		TOTAL ISRAEL	41,119

ITALY - 0.9%
331,051		Amplifon S.p.A.	16,369
3,264,256		Davide Campari-Milano NV	43,755
9,419,825		Enel S.p.A.	87,537
121,505		Ferrari NV	25,084
2,691,564		Intesa Sanpaolo S.p.A.	7,446
626,500		Moncler S.p.A	42,469
1,841,881		Prada S.p.A	13,975
		TOTAL ITALY	236,635
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

JAPAN - 6.0%
81,400		Acom Co Ltd	$355
298		Activia Properties Inc	1,411
200		Aeon Mall Co Ltd	3
26,573		Air Water, Inc	409
319,500		Aisin Seiki Co Ltd	13,699
9,708	*	All Nippon Airways Co Ltd	228
24,000	e	Aozora Bank Ltd	538
226,279		Asahi Kasei Corp	2,487
420,600		Astellas Pharma, Inc	7,330
11,600		Bank of Kyoto Ltd	528
468,700		Benefit One, Inc	14,756
66,637		Central Japan Railway Co	10,125
108,100		Chiba Bank Ltd	653
153,500		Chubu Electric Power Co, Inc	1,878
81,300		Chugai Pharmaceutical Co Ltd	3,222
209,700		Concordia Financial Group Ltd	771
71,100		Daifuku Co Ltd	6,451
219,900		Dai-ichi Mutual Life Insurance Co	4,046
2,307,991		Daiichi Sankyo Co Ltd	49,790
125,031		Daikin Industries Ltd	23,299
6,100		Daito Trust Construction Co Ltd	665
294		Daiwa House REIT Investment Corp	865
294,600		Daiwa Securities Group, Inc	1,618
138,886		East Japan Railway Co	9,904
589,700		Eisai Co Ltd	57,954
544,100		ENEOS Holdings, Inc	2,280
317,100	*	Fanuc Ltd	76,040
6,400		Fast Retailing Co Ltd	4,811
35,000		Fukuoka Financial Group, Inc	613
125,299		GMO Payment Gateway, Inc	16,273
244,200	*	Hitachi Construction Machinery Co Ltd	7,479
2,226,264	*	Hitachi Ltd	127,581
35,785	*	Hitachi Metals Ltd	684
141,300	e	Hulic Co Ltd	1,587
682		Hulic Reit, Inc	1,148
37,937		Idemitsu Kosan Co Ltd	917
7,152,600		Infomart Corp	58,699
167,074	e	Inpex Holdings, Inc	1,250
8		Invincible Investment Corp	3
124,900		IR Japan Holdings Ltd	15,703
715,800		Japan Elevator Service Holdings Co Ltd	16,603
82,400		Japan Post Bank Co Ltd	693
321,300		Japan Post Holdings Co Ltd	2,639
45,900		Japan Post Insurance Co Ltd	849
4		Japan Retail Fund Investment Corp	4
201,540	e	Japan Tobacco, Inc	3,809
91,609		JFE Holdings, Inc	1,075
438,700		JGC Corp	4,088
34,773		JSR Corp	1,056
296,700		Kansai Electric Power Co, Inc	2,831
36,601		Kansai Paint Co Ltd	934
98,100	e	Kao Corp	6,049
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

323,200		KDDI Corp	$10,069
61		Kenedix Realty Investment Corp	430
130,500		Keyence Corp	65,723
63,401	e	Kuraray Co Ltd	609
45,951		Kyushu Electric Power Co, Inc	354
103,500		M3, Inc	7,541
189,200		Mebuki Financial Group Inc	400
251,301		Mitsubishi Chemical Holdings Corp	2,114
333,273		Mitsubishi Estate Co Ltd	5,387
32,200		Mitsubishi Gas Chemical Co, Inc	682
2,493,700		Mitsubishi UFJ Financial Group, Inc	13,432
82,100		Mitsubishi UFJ Lease & Finance Co Ltd	440
803,700		Mitsui & Co Ltd	18,104
33,001		Mitsui Chemicals, Inc	1,141
4,050		Mitsui Fudosan Co Ltd	94
1,104		Mitsui Fudosan Logistics Park, Inc	5,883
492,000		Mizuho Financial Group, Inc	7,052
1,003,450		MonotaRO Co Ltd	23,646
259		Mori Hills REIT Investment Corp	389
90,700		MS&AD Insurance Group Holdings Inc	2,622
319,161		Nintendo Co Ltd	184,690
141,700	e	Nippon Paint Co Ltd	1,917
135,201		Nippon Steel Corp	2,286
251,900		Nippon Telegraph & Telephone Corp	6,586
21,539		Nissan Chemical Industries Ltd	1,053
29,000		Nitto Denko Corp	2,160
641,400	*	Nomura Holdings, Inc	3,264
704		Nomura Real Estate Master Fund, Inc	1,127
616,712		NSK Ltd	5,216
150,295		OJI Paper Co Ltd	864
127,811		Omron Corp	10,120
32,400		Oriental Land Co Ltd	4,616
267,900		ORIX Corp	4,528
477		Orix JREIT, Inc	916
103,800		Osaka Securities Exchange Co Ltd	2,312
331,400		Paltac Corp	17,200
438,600		Panasonic Corp	5,050
2,312,200		Recruit Holdings Co Ltd	113,387
426,600		Resona Holdings, Inc	1,645
48,100	*	SBI Holdings, Inc	1,136
125,800		Sekisui House Ltd	2,583
99,300		Seven & I Holdings Co Ltd	4,757
120,200		Seven Bank Ltd	255
114,198	*	SHIFT, Inc	17,584
31,600	*	Shinsei Bank Ltd	416
21,200		Shiseido Co Ltd	1,564
84,900	e	Shizuoka Bank Ltd	659
454,300		SMS Co Ltd	13,576
68,400		Sompo Holdings, Inc	2,533
1,902,365		Sony Corp	184,467
2,998		Star Asia Investment Corp	1,675
3,362,600	e	Sumco Corp	82,370
282,500		Sumitomo Chemical Co Ltd	1,501
43,801		Sumitomo Heavy Industries Ltd	1,211
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

43,900		Sumitomo Metal Mining Co Ltd	$1,707
1,764,001		Sumitomo Mitsui Financial Group, Inc	60,809
68,900		Sumitomo Mitsui Trust Holdings, Inc	2,198
20		Sumitomo Realty & Development Co Ltd	1
6,900		Sysmex Corp	819
109,700		T&D Holdings, Inc	1,424
20,982	e	Taiyo Nippon Sanso Corp	431
605,397	e	TechnoPro Holdings, Inc	14,315
33,465		Teijin Ltd	511
128,800		Tokio Marine Holdings, Inc	5,933
8,700		Tokyo Century Corp	468
305,800	*	Tokyo Electric Power Co, Inc	911
160,900		Tokyo Gas Co Ltd	3,035
228,900	e	Tokyo Tatemono Co Ltd	3,267
258,301		Toray Industries, Inc	1,722
51,821		Tosoh Corp	894
1,679,522	*	Toyota Motor Corp	146,814
435		United Urban Investment Corp	628
175,800		Workman Co Ltd	12,306
		TOTAL JAPAN	1,678,212

KOREA, REPUBLIC OF - 1.7%
1,591	*	Alteogen, Inc	118
24,041		Amorepacific Corp	5,379
16,414		BGF retail Co Ltd	2,618
5,223	*	Celltrion Healthcare Co Ltd	537
819	*	Celltrion Pharm Inc	114
19,468	*	Celltrion, Inc	4,640
3,899		Cheil Communications, Inc	87
457		CJ CheilJedang Corp	187
858		CJ Corp	81
647		CJ O Shopping Co Ltd	105
844,582	*,e	Coupang, Inc	35,320
3,103		Coway Co Ltd	217
2,016	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	64
10,103		Dongbu Insurance Co Ltd	492
9,476	*	Doosan Bobcat, Inc	404
13,042	*,e	Doosan Heavy Industries and Construction Co Ltd	275
3,158		DuzonBIzon Co Ltd	233
3,854		E-Mart Co Ltd	547
3,039		Fila Korea Ltd	157
1,138		Green Cross Corp	332
3,552		GS Engineering & Construction Corp	135
2,857		GS Holdings Corp	117
65,805		Hana Financial Group, Inc	2,697
4,065		Hankook Tire Co Ltd	187
550		Hanmi Pharm Co Ltd	163
10,231		Hanon Systems	150
24,200	*	Hanwha Chemical Corp	956
17,993	*,e	HLB, Inc	533
3,662		Honam Petrochemical Corp	853
1,819		Hotel Shilla Co Ltd	157
1,787	*	HYBE Co Ltd	464
216,868		Hynix Semiconductor, Inc	24,478
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,359		Hyundai Engineering & Construction Co Ltd	$226
1,152		Hyundai Glovis Co Ltd	214
7,492	*	Hyundai Heavy Industries	891
15,945	*,e	Hyundai Merchant Marine Co Ltd	622
13,237		Hyundai Mobis	3,433
22,978		Hyundai Motor Co	4,889
2,262		Hyundai Motor Co Ltd (2nd Preference)	231
1,478		Hyundai Motor Co Ltd (Preference)	152
3,138		Hyundai Robotics Co Ltd	197
18,377		Hyundai Steel Co	877
16,180		Industrial Bank of Korea	151
18,451		Kakao Corp	2,673
6,267	*	Kangwon Land, Inc	150
195,814		KB Financial Group, Inc	9,718
36,140		Kia Motors Corp	2,880
5,352	*,e	KMW Co Ltd	257
15,127		Korea Aerospace Industries Ltd	442
16,050		Korea Electric Power Corp	354
516	*	Korea Express Co Ltd	81
2,481		Korea Investment Holdings Co Ltd	227
1,120		Korea Kumho Petrochemical	218
1,681		Korea Zinc Co Ltd	645
9,613	*	Korean Air Lines Co Ltd	269
6,744		KT&G Corp	505
133,506		LG Chem Ltd	100,809
1,596		LG Chem Ltd (Preference)	544
17,633		LG Corp	1,604
14,381	*,e	LG Display Co Ltd	313
6,436		LG Electronics, Inc	932
2,035		LG Household & Health Care Ltd	3,184
184		LG Household & Health Care Ltd (Preference)	125
768		LG Innotek Co Ltd	152
12,158		LG Telecom Ltd	166
835		Lotte Shopping Co Ltd	86
16,271		Meritz Securities Co Ltd	68
15,930		Mirae Asset Daewoo Co Ltd	133
27,236		Naver Corp	10,106
1,066		NCsoft	776
1,518	g	Netmarble Corp	180
1,480		Orion Corp/Republic of Korea	156
9,704		Pacific Corp	552
15,703		Pan Ocean Co Ltd	119
1,987	*	Pearl Abyss Corp	133
15,116		POSCO	4,672
5,752		POSCO Refractories & Environment Co Ltd	734
3,870		S1 Corp (Korea)	281
3,595	*,g	Samsung Biologics Co Ltd	2,679
17,340		Samsung C&T Corp	2,100
3,100		Samsung Electro-Mechanics Co Ltd	486
3,063,443		Samsung Electronics Co Ltd	219,300
49,150		Samsung Electronics Co Ltd (Preference)	3,217
8,698	*	Samsung Engineering Co Ltd	184
6,327		Samsung Fire & Marine Insurance Co Ltd	1,239
30,086	*	Samsung Heavy Industries Co Ltd	179
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,219		Samsung Life Insurance Co Ltd	$1,009
3,333		Samsung SDI Co Ltd	2,064
2,013		Samsung SDS Co Ltd	331
3,434		Samsung Securities Co Ltd	137
2,303		Seegene, Inc	169
1,786		Shin Poong Pharmaceutical Co Ltd	137
94,434		Shinhan Financial Group Co Ltd	3,409
422		Shinsegae Co Ltd	107
4,018	*	SK Biopharmaceuticals Co Ltd	439
1,501		SK Chemicals Co Ltd	346
6,690		SK Holdings Co Ltd	1,677
10,447	*	SK Innovation Co Ltd	2,739
2,221		SK Telecom Co Ltd	631
3,754		SKC Co Ltd	529
9,716	*	S-Oil Corp	885
29,449		Woori Financial Group, Inc	300
7,567		Woori Investment & Securities Co Ltd	87
3,965		Yuhan Corp	222
		TOTAL KOREA, REPUBLIC OF	483,526

KUWAIT - 0.0%
259,420		Agility Public Warehousing Co KSC	791
80,421	*	Boubyan Bank KSCP	195
324,435		Kuwait Finance House	817
104,428		Mabanee Co KPSC	248
460,277		Mobile Telecommunications Co KSC	900
385,313		National Bank of Kuwait SAKP	1,086
		TOTAL KUWAIT	4,037

LUXEMBOURG - 0.1%
636,224		ArcelorMittal	19,587
7,014		Reinet Investments S.C.A	138
		TOTAL LUXEMBOURG	19,725

MACAU - 0.0%
738,000	*	Galaxy Entertainment Group Ltd	5,901
1,352,000	*	SJM Holdings Ltd	1,476
1,812,800	*	Wynn Macau Ltd	2,851
		TOTAL MACAU	10,228

MALAYSIA - 0.0%
106,300		AMMB Holdings BHD	75
150,543		Axiata Group Bhd	136
355,730		Bumiputra-Commerce Holdings BHD	395
916,000		Dialog Group BHD	638
176,600		Digi.Com BHD	176
5,000		Fraser & Neave Holdings BHD	32
153,400		Genting BHD	182
194,600		Genting Malaysia BHD	130
123,700		HAP Seng Consolidated BHD	232
110,500		Hartalega Holdings BHD	196
34,200		Hong Leong Bank BHD	154
9,300		Hong Leong Credit BHD	40
138,900		IHH Healthcare BHD	183
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

170,100		IOI Corp BHD	$154
71,800		Kossan Rubber Industries	56
42,830		Kuala Lumpur Kepong BHD	210
224,507		Malayan Banking BHD	439
64,800	*	Malaysia Airports Holdings BHD	94
146,800		Maxis BHD	155
370,500		MISC BHD	606
16,000		Nestle Malaysia BHD	514
491,700		Petronas Chemicals Group BHD	955
73,800		Petronas Dagangan BHD	331
203,200		Petronas Gas BHD	759
36,180		PPB Group BHD	159
581,400		Press Metal BHD	669
3,062,000		Public Bank BHD	3,031
144,350		QL Resources BHD	196
95,700		RHB Capital BHD	124
168,700		Sime Darby BHD	89
96,700		Sime Darby Plantation BHD	93
1,153	*	SP Setia BHD	0	^
82,648		Supermax Corp BHD	66
89,000		Telekom Malaysia BHD	130
481,100		Tenaga Nasional BHD	1,135
339,100		Top Glove Corp BHD	341
196,100		Westports Holdings BHD	199
		TOTAL MALAYSIA	13,074

MEXICO - 0.1%
6,778,200		America Movil S.A.B. de C.V.	5,100
93,500	*	Becle SAB de C.V.	246
3,026,494	*	Cemex S.A. de C.V.	2,554
119,215		Coca-Cola Femsa SAB de C.V.	631
95,400		Embotelladoras Arca SAB de C.V.	553
727,300		Fibra Uno Administracion S.A. de C.V.	786
410,100		Fomento Economico Mexicano S.A. de C.V.	3,459
44,285		Gruma SAB de C.V.	495
81,100		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	863
38,675		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	714
307,100		Grupo Bimbo S.A. de C.V. (Series A)	676
88,900		Grupo Carso S.A. de C.V. (Series A1)	278
578,400		Grupo Financiero Banorte S.A. de C.V.	3,736
116,727	*	Grupo Financiero Inbursa S.A.	115
619,900		Grupo Mexico S.A. de C.V. (Series B)	2,916
472,800		Grupo Televisa S.A.	1,352
24,395	*	Industrias Penoles S.A. de C.V.	337
307,700		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	546
65,200		Megacable Holdings SAB de C.V.	231
201,600		Orbia Advance Corp SAB de C.V.	527
43,835		Promotora y Operadora de Infraestructura SAB de C.V.	351
197,900	*	Telesites SAB de C.V.	183
1,081,100		Wal-Mart de Mexico SAB de C.V.	3,529
		TOTAL MEXICO	30,178

NETHERLANDS - 2.0%
29,554	*,g	Adyen NV	72,476
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

122,914		Akzo Nobel NV	$15,219
2,824	*	Argenx SE	854
22,493	*	Argenx SE	6,787
343,234		ASML Holding NV	236,941
111,247	g	Euronext NV	12,103
57,531		Heineken NV	6,984
14,572,098		ING Groep NV	193,435
249,005		Koninklijke Ahold Delhaize NV	7,415
627,765		Koninklijke KPN NV	1,964
213,347		Koninklijke Philips Electronics NV	10,589
		TOTAL NETHERLANDS	564,767

NEW ZEALAND - 0.0%
387,651		Fisher & Paykel Healthcare Corp	8,433
		TOTAL NEW ZEALAND	8,433

NORWAY - 0.3%
1,178,178		Aker BP ASA	37,552
1,522,274		Equinor ASA	32,224
180,104		Gjensidige Forsikring BA	3,971
2,424,031		Norsk Hydro ASA	15,476
		TOTAL NORWAY	89,223

PAKISTAN - 0.0%
36,721		Habib Bank Ltd	29
24,029	*	Lucky Cement Ltd	132
28,985		MCB Bank Ltd	29
		TOTAL PAKISTAN	190

PERU - 0.0%
45,400	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	411
14,700	*	Credicorp Ltd (NY)	1,780
17,627		Southern Copper Corp (NY)	1,134
		TOTAL PERU	3,325

PHILIPPINES - 0.0%
412,060		Aboitiz Equity Ventures, Inc	356
15,840		Ayala Corp	260
1,598,270		Ayala Land, Inc	1,180
100,560		Bank of the Philippine Islands	183
108,660		BDO Unibank, Inc	252
3,270		Globe Telecom, Inc	123
5,314		GT Capital Holdings, Inc	66
203,880		International Container Term Services, Inc	684
590,975		JG Summit Holdings (Series B)	752
29,190		Jollibee Foods Corp	128
72,770		Manila Electric Co	413
594,900		Metro Pacific Investments Corp	47
94,323		Metropolitan Bank & Trust	94
4,390		PLDT, Inc	116
5,826,950		Robinsons Retail Holdings, Inc	6,410
19,645		SM Investments Corp	403
1,984,000		SM Prime Holdings	1,484
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

72,640		Universal Robina	$215
		TOTAL PHILIPPINES	13,166

POLAND - 0.1%
1,105,273	*,g	Allegro.eu S.A.	19,021
11,999	*	Bank Pekao S.A.	293
2,393	*	Bank Zachodni WBK S.A.	160
4,652		CD Projekt Red S.A.	226
16,432		Cyfrowy Polsat S.A.	129
49,553	*,g	Dino Polska S.A.	3,640
346,000	*	InPost S.A.	6,944
8,067		KGHM Polska Miedz S.A.	397
69	*	LPP S.A.	233
65,483	*	PGE Polska Grupa Energetyczna S.A.	162
20,199		Polski Koncern Naftowy Orlen S.A.	407
118,870		Polskie Gornictwo Naftowe i Gazownictwo S.A.	208
53,771		Powszechna Kasa Oszczednosci Bank Polski S.A.	533
34,339	*	Powszechny Zaklad Ubezpieczen S.A.	331
36,982	*	Telekomunikacja Polska S.A.	65
		TOTAL POLAND	32,749

PORTUGAL - 0.1%
2,136,019		Energias de Portugal S.A.	11,321
842,501		Jeronimo Martins SGPS S.A.	15,365
		TOTAL PORTUGAL	26,686

QATAR - 0.0%
107,781		Barwa Real Estate Co	88
105,460		Commercial Bank of Qatar QSC	153
84,866		Industries Qatar QSC	309
309,193		Masraf Al Rayan	379
253,033		Mesaieed Petrochemical Holding Co	131
45,201		Ooredoo QSC	91
27,423		Qatar Electricity & Water Co	126
37,894		Qatar Fuel QSC	184
566,472		Qatar Gas Transport Co Ltd	467
39,395		Qatar International Islamic Bank QSC	101
62,427		Qatar Islamic Bank SAQ	296
276,345		Qatar National Bank	1,362
		TOTAL QATAR	3,687

ROMANIA - 0.0%
31,743		NEPI Rockcastle plc	225
		TOTAL ROMANIA	225

RUSSIA - 0.8%
337,562	*,g	Fix Price Group Ltd (ADR)	2,954
178,680		Gazprom (ADR)	1,365
758,416		Gazprom OAO (ADR)	5,790
62,044		LUKOIL PJSC (ADR)	5,708
19,321		Magnit PJSC (ADR)	280
18,794	*	Mail.Ru Group Ltd	426
36,894		MMC Norilsk Nickel PJSC (ADR)	1,251
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

37,500		Mobile TeleSystems (ADR)	$347
20,440		Novatek PJSC (GDR)	4,483
11,692		Novolipetsk Steel PJSC (GDR)	368
7,300	*,e	Ozon Holdings plc (ADR)	428
10,928		PhosAgro PJSC (GDR)	221
23,235		Polymetal International plc	500
12,630		Polyus PJSC (GDR)	1,223
27,915	*	Polyus PJSC (GDR)	2,701
91,909	*	Rosneft Oil Co PJSC (GDR)	711
4,119,701		Sberbank of Russia (ADR)	68,758
15,068		Severstal (GDR)	324
111,743		Surgutneftegaz (ADR) (London)	555
55,381		Tatneft PJSC (ADR)	2,416
165,846		TCS Group Holding plc (ADR)	14,512
97,989	*	VTB Bank PJSC (GDR) Tradegate	130
7,215		X5 Retail Group NV (GDR)	253
1,615,641	*	Yandex NV	114,307
		TOTAL RUSSIA	230,011

SAUDI ARABIA - 0.2%
11,286		Abdullah Al Othaim Markets Co	373
6,122		Advanced Petrochemical Co	118
278,361		Al Rajhi Bank	8,243
55,078		Alinma Bank	309
14,169		Almarai Co JSC	240
31,386		Arab National Bank	190
20,015	*	Bank AlBilad	196
23,004	*	Bank Al-Jazira	114
32,351		Banque Saudi Fransi	331
5,856		Bupa Arabia for Cooperative Insurance Co	194
8,143		Co for Cooperative Insurance	180
35,821	*	Dar Al Arkan Real Estate Development Co	101
31,112	*,g	Delivery Hero AG.	4,111
12,352		Dr Sulaiman Al Habib Medical Services Group Co	539
23,778	*	Emaar Economic City	81
21,094		Etihad Etisalat Co	187
49,034		Jarir Marketing Co	2,761
95,134	*	Mobile Telecommunications Co Saudi Arabia	369
11,408		Mouwasat Medical Services Co	548
722,541		National Commercial Bank	11,096
19,287	*	National Industrialization Co	99
23,783		National Petrochemical Co	279
11,988	*	Rabigh Refining & Petrochemical Co	75
350,714		Riyad Bank	2,478
12,172		SABIC Agri-Nutrients Co	388
24,650		Sahara International Petrochemical Co	202
97,977	*	Saudi Arabian Mining Co	1,653
502,544	g	Saudi Arabian Oil Co	4,703
200,792		Saudi Basic Industries Corp	6,528
48,339	*	Saudi British Bank	406
4,361		Saudi Cement Co	74
47,476		Saudi Electricity Co	306
14,085		Saudi Industrial Investment Group	132
41,557	*	Saudi Kayan Petrochemical Co	200
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

128,704		Saudi Telecom Co	$4,519
15,041		Savola Group	173
14,350		Yanbu National Petrochemical Co	278
		TOTAL SAUDI ARABIA	52,774

SINGAPORE - 0.1%
511,000	e	Ascendas REIT	1,123
14,800	g	BOC Aviation Ltd	125
446,342		CapitaLand Ltd	1,233
366,100	e	DBS Group Holdings Ltd	8,145
674,461		Oversea-Chinese Banking Corp	6,010
163,900	e	Singapore Exchange Ltd	1,365
1,580,200	*	Singapore Telecommunications Ltd	2,696
239,816		United Overseas Bank Ltd	4,618
		TOTAL SINGAPORE	25,315

SOUTH AFRICA - 0.2%
42,749	*	Absa Group Ltd	406
23,132		African Rainbow Minerals Ltd	414
3,284		Anglo American Platinum Ltd	379
21,452	*	Aspen Pharmacare Holdings Ltd	243
18,703	*	Bid Corp Ltd	405
16,214		Bidvest Group Ltd	217
94,419		Capitec Bank Holdings Ltd	11,130
15,550	e	Clicks Group Ltd	268
23,615	*	Discovery Holdings Ltd	209
17,547		Exxaro Resources Ltd	207
889,079		FirstRand Ltd	3,336
193,863		Gold Fields Ltd	1,729
267,463	e	Growthpoint Properties Ltd	279
102,536		Harmony Gold Mining Co Ltd	378
200,804		Impala Platinum Holdings Ltd	3,303
3,256	e	Kumba Iron Ore Ltd	145
14,397	e	Mr Price Group Ltd	212
393,792	*,e	MTN Group Ltd	2,845
21,118		MultiChoice Group Ltd	174
92,501		Naspers Ltd (N Shares)	19,504
24,707	*	Nedbank Group Ltd	296
342,404	*	Northam Platinum Ltd	5,172
324,186	e	Old Mutual Ltd	306
37,066		Rand Merchant Investment Holdings Ltd	81
32,164		Remgro Ltd	258
113,946		Sanlam Ltd	490
121,359	*	Sasol Ltd	1,849
28,225		Shoprite Holdings Ltd	307
678,114		Sibanye Stillwater Ltd	2,826
12,155		Spar Group Ltd	154
278,937		Standard Bank Group Ltd	2,491
9,562	e	Tiger Brands Ltd	140
35,622	e	Vodacom Group Pty Ltd	321
55,908	*	Woolworths Holdings Ltd	211
		TOTAL SOUTH AFRICA	60,685
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SPAIN - 0.7%
797,143		Amadeus IT Holding S.A.	$56,196
15,959,909		Banco Bilbao Vizcaya Argentaria S.A.	98,999
1,840,746		Iberdrola S.A.	22,447
272,486		Industria De Diseno Textil S.A.	9,621
108,528	*,†,e	Let’s GOWEX S.A.	1
8,129		Merlin Properties Socimi S.A.	84
60,481		Naturgy Energy Group S.A.	1,556
75,120	e	Red Electrica Corp S.A.	1,395
987,465		Telefonica S.A.	4,609
		TOTAL SPAIN	194,908

SWEDEN - 0.6%
1,079,990		Assa Abloy AB	32,559
430		Autoliv, Inc	42
88,120	g	Evolution Gaming Group AB	13,939
54,753	*	Fastighets AB Balder	3,432
1,829,415		Hexagon AB	27,105
498,177		Intrum Justitia AB	16,319
213,383		Lundin Petroleum AB	7,565
765,895		Sandvik AB	19,584
26,363	*	SAS AB	7
4,854,597		Swedish Match AB	41,401
		TOTAL SWEDEN	161,953

SWITZERLAND - 2.0%
227,830		Alcon, Inc	15,980
102,759		Cie Financiere Richemont S.A.	12,457
507,304		Credit Suisse Group	5,310
3,379		Givaudan S.A.	15,730
214,100		Lonza Group AG.	151,787
588,686		Nestle S.A.	73,378
287,222		Novartis AG.	26,202
8,554		PSP Swiss Property AG.	1,086
518,023		Roche Holding AG.	195,211
10,000		Sonova Holdings AG	3,767
6,193		Straumann Holding AG.	9,878
8,554		Swiss Prime Site AG.	849
758,787		UBS Group AG	11,623
67,126		Zurich Insurance Group AG	26,962
		TOTAL SWITZERLAND	550,220

TAIWAN - 1.6%
103,000		Accton Technology Corp	1,220
164,000		Acer, Inc	172
32,391		Advantech Co Ltd	401
3,966,100		ASE Technology Holding Co Ltd	15,913
120,000		Asia Cement Corp	218
6,000		ASMedia Technology, Inc	289
40,000	*	Asustek Computer, Inc	533
511,000		AU Optronics Corp	413
44,189		Catcher Technology Co Ltd	289
1,597,412		Cathay Financial Holding Co Ltd	3,089
237,707	*	Chailease Holding Co Ltd	1,727
194,350		Chang Hwa Commercial Bank	113
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

95,000		Cheng Shin Rubber Industry Co Ltd	$159
880,000		China Development Financial Holding Corp	415
380,045		China Life Insurance Co Ltd (Taiwan)	359
2,372,000		China Steel Corp	3,369
3,893,000		Chinatrust Financial Holding Co	3,170
257,000		Chunghwa Telecom Co Ltd	1,049
243,000		Compal Electronics, Inc	195
929,727		Dadi Early-Childhood Education Group Ltd	5,909
116,000		Delta Electronics, Inc	1,260
2,384,087		E.Sun Financial Holding Co Ltd	2,250
472,000		Eclat Textile Co Ltd	11,113
162,731	*	Evergreen Marine Corp Tawain Ltd	1,149
665,000		Far Eastern Textile Co Ltd	764
92,000		Far EasTone Telecommunications Co Ltd	213
24,040		Feng TAY Enterprise Co Ltd	211
563,530		First Financial Holding Co Ltd	459
731,000		Formosa Chemicals & Fibre Corp	2,222
240,000	*	Formosa Petrochemical Corp	917
799,000		Formosa Plastics Corp	2,953
53,000		Foxconn Technology Co Ltd	125
1,452,000		Fubon Financial Holding Co Ltd	3,849
2,078,600	*	Fuhwa Financial Holdings Co Ltd	2,002
61,000		Giant Manufacturing Co Ltd	697
647,900		Globalwafers Co Ltd	21,361
17,107		Hiwin Technologies Corp	242
765,000		Hon Hai Precision Industry Co, Ltd	3,072
1,934,278	*	Hota Industrial Manufacturing Co Ltd	7,452
40,000		Hotai Motor Co Ltd	881
443,281		Hua Nan Financial Holdings Co Ltd	294
557,000		InnoLux Display Corp	414
157,000		Inventec Co Ltd	148
5,604		Largan Precision Co Ltd	623
119,000		Lite-On Technology Corp	246
501,242		MediaTek, Inc	17,286
2,340,000		Mega Financial Holding Co Ltd	2,759
38,000		Micro-Star International Co Ltd	215
1,056,000		Nan Ya Plastics Corp	3,150
14,000		Nan Ya Printed Circuit Board Corp	196
88,000		Nanya Technology Corp	252
9,000		Nien Made Enterprise Co Ltd	134
36,000		Novatek Microelectronics Corp Ltd	643
40,000	*	Oneness Biotech Co Ltd	333
120,000		Pegatron Technology Corp	296
10,000		Phison Electronics Corp	172
168,000		Pou Chen Corp	237
51,000		Powertech Technology, Inc	197
46,000		President Chain Store Corp	434
154,000		Quanta Computer, Inc	483
28,000		Realtek Semiconductor Corp	507
155,100		Ruentex Development Co Ltd	315
207,999		Shanghai Commercial & Savings Bank Ltd	338
2,407,622		Shin Kong Financial Holding Co Ltd	823
560,300	*	SinoPac Financial Holdings Co Ltd	276
75,000		Synnex Technology International Corp	137
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

534,089		Taishin Financial Holdings Co Ltd	$292
290,417		Taiwan Business Bank	99
292,192		Taiwan Cement Corp	535
503,945		Taiwan Cooperative Financial Holding	384
360,000		Taiwan High Speed Rail Corp	386
129,000		Taiwan Mobile Co Ltd	472
13,724,100		Taiwan Semiconductor Manufacturing Co Ltd	295,590
78,000		Unimicron Technology Corp	361
571,000		Uni-President Enterprises Corp	1,499
727,000		United Microelectronics Corp	1,379
51,000		Vanguard International Semiconductor Corp	216
22,000		Walsin Technology Corp	179
34,000		Wan Hai Lines Ltd	391
20,000		Win Semiconductors Corp	269
191,000		Winbond Electronics Corp	239
174,690		Wistron Corp	194
15,000		Wiwynn Corp	537
88,640		WPG Holdings Co Ltd	163
24,339	*	Yageo Corp	490
99,000	*	Yang Ming Marine Transport	648
52,000		Zhen Ding Technology Holding Ltd	196
		TOTAL TAIWAN	437,621

TANZANIA, UNITED REPUBLIC OF - 0.0%
98,264		AngloGold Ashanti Ltd	1,824
		TOTAL TANZANIA, UNITED REPUBLIC OF	1,824

THAILAND - 0.1%
90,900		Advanced Info Service PCL (Foreign)	485
567,500		Airports of Thailand PCL (ADR)	1,099
168,500		Airports of Thailand PCL (Foreign)	326
1,420,600	*	Asset World Corp PCL	193
140,200		B Grimm Power PCL	184
61,900		Bangkok Bank PCL (Foreign)	218
64,400		Bangkok Commercial Asset Management PCL	37
378,100		Bangkok Dusit Medical Services PCL (Foreign)	272
1,373,800		Bangkok Expressway & Metro PCL	349
226,400		Berli Jucker PCL	246
1,370,690		BTS Group Holdings PCL	400
17,200		Bumrungrad Hospital PCL (Foreign)	69
417,400		Central Pattana PCL (Foreign)	685
70,675		Central Retail Corp PCL	74
193,700		Charoen Pokphand Foods PCL	160
1,175,800		CP ALL plc	2,192
12,300		Delta Electronics Thai PCL	222
56,800		Electricity Generating PCL	310
271,000		Energy Absolute PCL (Foreign)	517
132,400		Global Power Synergy Co Ltd (Foreign)	302
447,430		Gulf Energy Development PCL	478
224,300		Home Product Center PCL (Foreign)	101
59,300		Indorama Ventures PCL (Foreign)	76
419,400		Intouch Holdings PCL (Class F)	847
172,800		Kasikornbank PCL (Foreign)	640
1,135,600		Krung Thai Bank PCL (Foreign)	376
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

128,500		Krungthai Card PCL	$269
1,692,000		Land and Houses PCL Co Reg	420
120,300	*	Minor International PCL (Foreign)	113
113,700		Muangthai Capital PCL	204
22,800		Osotspa PCL	27
322,600		PTT Exploration & Production PCL (Foreign)	1,183
538,200		PTT Global Chemical PCL (Foreign)	992
102,000		PTT Oil & Retail Business PCL	96
2,138,700		PTT PCL (Foreign)	2,637
32,800		Ratch Group PCL	47
214,100		SCG Packaging PCL	415
169,100		Siam Cement PCL (Foreign)	2,304
169,400		Siam Commercial Bank PCL (Foreign)	519
30,000		Sri Trang Gloves Thailand PCL	39
127,900		Srisawad Corp PCL	275
315,600		Thai Oil PCL (Foreign)	538
117,900		Thai Union Group PCL	73
498,700		True Corp PCL (Foreign)	52
		TOTAL THAILAND	21,061

TURKEY - 0.0%
217,629		Akbank TAS	132
48,541		Aselsan Elektronik Sanayi Ve Ticaret AS	82
25,509		BIM Birlesik Magazalar AS	182
77,673		Eregli Demir ve Celik Fabrikalari TAS	161
3,749		Ford Otomotiv Sanayi AS	73
41,438		KOC Holding AS	87
68,337		Turkcell Iletisim Hizmet AS	127
3,969,243		Turkiye Garanti Bankasi AS	3,790
83,237		Turkiye Is Bankasi (Series C)	49
7,993	*	Turkiye Petrol Rafinerileri AS	87
319,156		Turkiye Sise ve Cam Fabrikalari AS	280
		TOTAL TURKEY	5,050

UNITED ARAB EMIRATES - 0.0%
158,977		Abu Dhabi Commercial Bank PJSC	297
78,733		Abu Dhabi Islamic Bank PJSC	117
641,828		Abu Dhabi National Oil Co for Distribution PJSC	757
224,439		Aldar Properties PJSC	233
99,287		Dubai Islamic Bank PJSC	130
218,075		Emaar Properties PJSC	248
145,527		Emirates NBD Bank PJSC	525
123,157		Emirates Telecommunications Group Co PJSC	738
694,298		National Bank of Abu Dhabi PJSC	3,157
5,358	*,†	NMC Health plc	0	^
		TOTAL UNITED ARAB EMIRATES	6,202

UNITED KINGDOM - 4.5%
418,482	*	Allfunds Group PLC	7,283
1,262,434		Ashtead Group plc	93,835
134,864		Associated British Foods plc	4,140
1,495,056		AstraZeneca plc	179,622
10,681,039		Barclays plc	25,347
1,866,804	*	Beazley plc	8,584
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

111,221		Big Yellow Group plc	$2,009
1,689,164		BP plc	7,408
633,056		British American Tobacco plc	24,579
256,666		British Land Co plc	1,756
1,927	*	Clarivate Analytics plc	53
94,035		Coca-Cola European Partners plc (Class A)	5,578
281,747	*	Compass Group plc	5,936
366,616		Dechra Pharmaceuticals plc	22,162
34,221		Derwent London plc	1,570
2,246,493		Diageo plc	107,671
1,804,801		Electrocomponents plc	25,713
820,665		Fevertree Drinks plc	29,209
324,612		GlaxoSmithKline plc	6,382
171,110		Great Portland Estates plc	1,677
299,965	*	Informa plc	2,085
188,221	e	Land Securities Group plc	1,757
109,944	*	Liberty Global plc (Class A)	2,986
25,299	*	Liberty Global plc (Class C)	684
97,682		Linde plc	28,240
608,408		Linde plc (Xetra)	175,909
130,213,758		Lloyds TSB Group plc	84,229
301,959		London Stock Exchange Group plc	33,370
5,683,369		Man Group plc	14,137
1,940,530		Natwest Group plc	5,461
31,962	*	Next plc	3,478
1,074,417		Prudential plc	20,442
140,140		Reckitt Benckiser Group plc	12,381
751,300		RELX plc	20,037
240,877		RELX plc (London)	6,387
136,887		Safestore Holdings plc	1,793
204,403		Scottish & Southern Energy plc	4,245
221,283		Segro plc	3,350
137,421		Smith & Nephew plc	2,980
1,760,847		Standard Chartered plc	11,237
22,557,187		Tesco plc	69,683
13,791,409	*	THG Holdings Ltd	116,374
5,028,907		Tritax Big Box REIT plc	13,663
4,641,317	g	Tritax EuroBox plc	6,921
406,458		Unilever plc	23,751
396,433		Unilever plc	23,205
5,272,690	e	Vodafone Group plc	8,837
251,351		WPP plc	3,398
		TOTAL UNITED KINGDOM	1,261,534

UNITED STATES - 58.2%
5,900	*	10X Genomics, Inc	1,155
62,577		3M Co	12,430
645		A.O. Smith Corp	46
1,255,979		Abbott Laboratories	145,606
1,362,476		AbbVie, Inc	153,469
30,524	*	Abiomed, Inc	9,527
274,106		Accenture plc	80,804
4,015		Activision Blizzard, Inc	383
214,373	*	Adient plc	9,690
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

15,610	*	Adobe, Inc	$9,142
312		Advance Auto Parts, Inc	64
6,277	*	Advanced Micro Devices, Inc	590
3,449		AES Corp	90
43,840		Aflac, Inc	2,352
39,188		Agilent Technologies, Inc	5,792
3,264		AGNC Investment Corp	55
25,665		Agree Realty Corp	1,809
83,377		Air Products & Chemicals, Inc	23,986
313	*	Airbnb, Inc	48
845	*	Akamai Technologies, Inc	99
50,288		Albemarle Corp	8,472
55,737		Alexandria Real Estate Equities, Inc	10,141
1,145	*	Alexion Pharmaceuticals, Inc	210
18,633	*	Align Technology, Inc	11,385
24,092	*	Alkermes plc	591
3,039	*	Alleghany Corp	2,027
510		Allegion plc	71
440,048		Alliant Energy Corp	24,537
63,132		Allstate Corp	8,235
1,938		Ally Financial, Inc	97
57,851	*	Alnylam Pharmaceuticals, Inc	9,807
112,177	*	Alphabet, Inc (Class A)	273,913
158,463	*	Alphabet, Inc (Class C)	397,159
41,641	*	Altice USA, Inc	1,422
50,000	*	Altimmune, Inc	493
323,420		Altria Group, Inc	15,421
173,617	*	Amazon.com, Inc	597,270
8,095		Amcor plc	93
53		Amerco, Inc	31
313,135		Ameren Corp	25,063
366,399		American Electric Power Co, Inc	30,994
3,549		American Express Co	586
381		American Financial Group, Inc	48
242,013		American Homes 4 Rent	9,402
465,669		American International Group, Inc	22,166
89,916		American Tower Corp	24,290
940		American Water Works Co, Inc	145
77,574		Americold Realty Trust	2,936
605		Ameriprise Financial, Inc	151
796		AmerisourceBergen Corp	91
1,195		Ametek, Inc	160
70,366		Amgen, Inc	17,152
3,105		Amphenol Corp (Class A)	212
324,136		Analog Devices, Inc	55,803
1,120,783	*	Anaplan, Inc	59,738
7,248		Annaly Capital Management, Inc	64
450	*	Ansys, Inc	156
46,511		Anthem, Inc	17,758
40,524		Aon plc	9,676
788		Apollo Global Management, Inc	49
5,207,646	d	Apple, Inc	713,239
126,556		Applied Materials, Inc	18,022
146,545	*	Aptiv plc	23,056
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,406		ARAMARK Holdings Corp	$52
2,108	*	Arch Capital Group Ltd	82
135,217		Archer-Daniels-Midland Co	8,194
297	*	Arista Networks, Inc	108
368	*	Arrow Electronics, Inc	42
1,004		Arthur J. Gallagher & Co	141
300		Assurant, Inc	47
1,824,980		AT&T, Inc	52,523
216,843	*	Athene Holding Ltd	14,637
664		Atmos Energy Corp	64
1,140	*	Autodesk, Inc	333
2,218		Automatic Data Processing, Inc	441
1,847	*	AutoZone, Inc	2,756
443	*	Avalara, Inc	72
33,291		AvalonBay Communities, Inc	6,948
33,913	*	Avantor, Inc	1,204
31,970		Avery Dennison Corp	6,721
862,979	*	Axalta Coating Systems Ltd	26,312
3,778		Baker Hughes Co	86
64,266		Ball Corp	5,207
1,862,793		Bank of America Corp	76,803
711,170		Bank of New York Mellon Corp	36,433
128,342		Baxter International, Inc	10,332
34,966		Becton Dickinson & Co	8,503
889		Bentley Systems, Inc	58
276,800	*	Berkshire Hathaway, Inc (Class B)	76,928
25,720		Best Buy Co, Inc	2,957
32,537	*	Biogen, Inc	11,267
942	*	BioMarin Pharmaceutical, Inc	79
9,367	*	Bio-Rad Laboratories, Inc (Class A)	6,035
201		Bio-Techne Corp	91
814	*	Black Knight, Inc	63
37,594		BlackRock, Inc	32,894
137,761		Blackstone Group, Inc	13,382
404,989	*	Boeing Co	97,019
6,336	*	Booking Holdings, Inc	13,864
778		Booz Allen Hamilton Holding Co	66
1,130		BorgWarner, Inc	55
47	*	Boston Beer Co, Inc (Class A)	48
20,443		Boston Properties, Inc	2,343
2,102,610	*	Boston Scientific Corp	89,908
490,685		Bristol-Myers Squibb Co	32,788
206,330		Broadcom, Inc	98,386
600		Broadridge Financial Solutions, Inc	97
1,243		Brown & Brown, Inc	66
1,604		Brown-Forman Corp (Class B)	120
170,825		Bunge Ltd	13,350
57,121	*	Burlington Stores, Inc	18,392
28		Cable One, Inc	54
1,446	*	Cadence Design Systems, Inc	198
1,079	*	Caesars Entertainment, Inc	112
475		Camden Property Trust	63
1,137		Campbell Soup Co	52
227,952		Capital One Financial Corp	35,262
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,522		Cardinal Health, Inc	$87
945		Carlyle Group, Inc	44
842	*	CarMax, Inc	109
74,283	*	Carnival Corp	1,958
1,456,473		Carrier Global Corp	70,785
365	*	Carvana Co	110
95,320	*	Catalent, Inc	10,306
441,965		Caterpillar, Inc	96,185
500		CBOE Global Markets, Inc	60
1,739	*	CBRE Group, Inc	149
741		CDW Corp	129
7,261		Celanese Corp (Series A)	1,101
234,056	*	Centene Corp	17,070
1,322,771		Centerpoint Energy, Inc	32,434
693	*	Ceridian HCM Holding, Inc	66
47,725		Cerner Corp	3,730
51,874		CF Industries Holdings, Inc	2,669
621		CH Robinson Worldwide, Inc	58
260	*	Charles River Laboratories International, Inc	96
495,430		Charles Schwab Corp	36,072
39,577	*	Charter Communications, Inc	28,553
57,355	*	Cheniere Energy, Inc	4,975
542,072		Chevron Corp	56,777
420	*,e	Chewy, Inc	33
4,091	*	Chipotle Mexican Grill, Inc (Class A)	6,342
319,069		Chubb Ltd	50,713
1,270		Church & Dwight Co, Inc	108
137,205		Cigna Corp	32,527
794		Cincinnati Financial Corp	93
490		Cintas Corp	187
5,494,704		Cisco Systems, Inc	291,219
373,134		Citigroup, Inc	26,399
596,754		Citizens Financial Group, Inc	27,373
637		Citrix Systems, Inc	75
25,089		Clorox Co	4,514
1,167	*	Cloudflare, Inc	124
72,344		CME Group, Inc	15,386
337,865		CMS Energy Corp	19,961
3,209,374		Coca-Cola Co	173,659
912		Cognex Corp	77
2,750		Cognizant Technology Solutions Corp (Class A)	190
197,877		Colgate-Palmolive Co	16,097
2,072,382		Comcast Corp (Class A)	118,167
2,308,833	*	CommScope Holding Co, Inc	49,201
237,205		ConAgra Brands, Inc	8,630
450,333		ConocoPhillips	27,425
1,775		Consolidated Edison, Inc	127
59,611		Constellation Brands, Inc (Class A)	13,942
49,526		Cooper Cos, Inc	19,626
1,102	*	Copart, Inc	145
3,982		Corning, Inc	163
29,298		Corteva, Inc	1,299
2,040	*	CoStar Group, Inc	169
419,701		Costco Wholesale Corp	166,063
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,683	*	Coty, Inc	$90
374	*	Coupa Software, Inc	98
927	*	Crowdstrike Holdings, Inc	233
184,490		Crown Castle International Corp	35,994
571,711		Crown Holdings, Inc	58,435
1,023,900		CSX Corp	32,847
13,730		Cummins, Inc	3,348
445,973		CVS Health Corp	37,212
34,960		CyrusOne, Inc	2,500
216,918		Danaher Corp	58,212
32,239		Darden Restaurants, Inc	4,707
223,131	*	Darling International, Inc	15,061
906	*	Datadog, Inc	94
369	*	DaVita, Inc	44
158,824		Deere & Co	56,019
1,366	*	Dell Technologies, Inc	136
209,182	*	Delta Air Lines, Inc	9,049
1,133		Dentsply Sirona, Inc	72
827,874		Devon Energy Corp	24,166
47,497	*	DexCom, Inc	20,281
698,725		Diamondback Energy, Inc	65,603
36,412		Digital Realty Trust, Inc	5,479
352,774		Discover Financial Services	41,730
1,207	*,e	Discovery, Inc (Class A)	37
1,484	*	Discovery, Inc (Class C)	43
57,069	*	DISH Network Corp (Class A)	2,385
967	*	DocuSign, Inc	270
42,480		Dollar General Corp	9,192
67,274	*	Dollar Tree, Inc	6,694
45,626		Dominion Energy, Inc	3,357
201		Domino’s Pizza, Inc	94
744		Dover Corp	112
1,000,308		Dow, Inc	63,300
1,791		DR Horton, Inc	162
1,093	*,e	DraftKings, Inc	57
1,495	*	Dropbox, Inc	45
1,004		DTE Energy Co	130
192,782		Duke Energy Corp	19,031
46,192		Duke Realty Corp	2,187
454,575		DuPont de Nemours, Inc	35,189
1,062	*	Dynatrace, Inc	62
72,405		Eastman Chemical Co	8,453
446,009		Eaton Corp	66,090
180,908		eBay, Inc	12,702
25,860		Ecolab, Inc	5,326
96,181		Edison International	5,561
57,211	*	Edwards Lifesciences Corp	5,925
101,607	*	Elanco Animal Health, Inc	3,525
1,491		Electronic Arts, Inc	214
202,455		Eli Lilly & Co	46,467
3,110		Emerson Electric Co	299
635	*	Enphase Energy, Inc	117
198,492		Entergy Corp	19,790
167,626	*	Envista Holdings Corp	7,243
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

221,804		EOG Resources, Inc	$18,507
291	*	EPAM Systems, Inc	149
631		Equifax, Inc	151
9,483		Equinix, Inc	7,611
1,227,365		Equitable Holdings, Inc	37,373
134,390		Equity Lifestyle Properties, Inc	9,987
71,757		Equity Residential	5,525
142		Erie Indemnity Co (Class A)	27
1,347		Essential Utilities Inc	62
8,891		Essex Property Trust, Inc	2,667
81,914		Estee Lauder Cos (Class A)	26,055
8,544	*	Etsy, Inc	1,759
207		Everest Re Group Ltd	52
1,176		Evergy, Inc	71
1,778		Eversource Energy	143
876	*	Exact Sciences Corp	109
595,857		Exelon Corp	26,402
28,416	*	Expedia Group, Inc	4,652
878		Expeditors International of Washington, Inc	111
26,346		Extra Space Storage, Inc	4,316
3,012,680		Exxon Mobil Corp	190,040
319	*	F5 Networks, Inc	60
780,644	*	Facebook, Inc	271,438
197		Factset Research Systems, Inc	66
152	*	Fair Isaac Corp	76
2,976		Fastenal Co	155
12,109		FedEx Corp	3,612
1,446		Fidelity National Financial Inc	63
3,219		Fidelity National Information Services, Inc	456
842,848		Fifth Third Bancorp	32,222
107,392		First Republic Bank	20,101
146,489		FirstEnergy Corp	5,451
3,122	*	Fiserv, Inc	334
411	*	FleetCor Technologies, Inc	105
670		FMC Corp	73
20,252	*	Ford Motor Co	301
719	*	Fortinet, Inc	171
295,896		Fortive Corp	20,636
719		Fortune Brands Home & Security, Inc	72
1,733		Fox Corp (Class A)	64
797		Fox Corp (Class B)	28
1,572		Franklin Resources, Inc	50
5,107,827		Freeport-McMoRan, Inc (Class B)	189,552
78,544		Gaming and Leisure Properties, Inc	3,639
794		Garmin Ltd	115
460	*	Gartner, Inc	111
326	*	Generac Holdings, Inc	135
1,261		General Dynamics Corp	237
45,439		General Electric Co	612
65,822		General Mills, Inc	4,011
1,211,546	*	General Motors Co	71,687
748		Genuine Parts Co	95
314,091		Gilead Sciences, Inc	21,628
1,530		Global Payments, Inc	287
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,934	*	Globant S.A.	$1,739
485		Globe Life, Inc	46
879	*	GoDaddy, Inc	76
404,085		Goldman Sachs Group, Inc	153,362
60,204	*	Guardant Health, Inc	7,477
412	*	Guidewire Software, Inc	46
523,525		Halliburton Co	12,104
187,629		Hartford Financial Services Group, Inc	11,627
676		Hasbro, Inc	64
111,407		HCA Healthcare, Inc	23,032
44,255		Healthcare Trust of America, Inc	1,182
136,025		Healthpeak Properties Inc	4,528
211		HEICO Corp	29
340		HEICO Corp (Class A)	42
668	*	Henry Schein, Inc	50
759		Hershey Co	132
171,639		Hess Corp	14,988
6,742		Hewlett Packard Enterprise Co	98
1,439	*	Hilton Worldwide Holdings, Inc	174
1,335	*	Hologic, Inc	89
724,054		Home Depot, Inc	230,894
810,788		Honeywell International, Inc	177,846
102,614	*	Horizon Therapeutics Plc	9,609
1,539		Hormel Foods Corp	73
140,543	*	Host Hotels and Resorts, Inc	2,402
2,022	*	Howmet Aerospace, Inc	70
6,460		HP, Inc	195
181,549		Hubbell, Inc	33,921
228	*	HubSpot, Inc	133
37,203		Humana, Inc	16,471
7,646		Huntington Bancshares, Inc	109
246		Huntington Ingalls	52
409	*	IAC	63
393		IDEX Corp	86
31,059	*	IDEXX Laboratories, Inc	19,615
28,274		IHS Markit Ltd	3,185
36,216		Illinois Tool Works, Inc	8,096
65,664	*	Illumina, Inc	31,073
968	*	Incyte Corp	81
554,451	*	Ingersoll Rand, Inc	27,063
8,060	*	Insulet Corp	2,213
3,999,996		Intel Corp	224,560
89,365		Intercontinental Exchange Group, Inc	10,608
4,631		International Business Machines Corp	679
822,897		International Flavors & Fragrances, Inc	122,941
79,167		International Paper Co	4,854
190,351		Interpublic Group of Cos, Inc	6,185
159,966		Intuit, Inc	78,411
41,728	*	Intuitive Surgical, Inc	38,375
2,022		Invesco Ltd	54
173,586		Invitation Homes, Inc	6,473
109,863	*	Ionis Pharmaceuticals, Inc	4,382
194	*	IPG Photonics Corp	41
98,896	*	IQVIA Holdings, Inc	23,964
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,495		Iron Mountain, Inc	$63
79,718	e	iShares MSCI Canada Index Fund	2,971
18,613		iShares MSCI South Korea Index Fund	1,734
568		J.M. Smucker Co	74
426		Jack Henry & Associates, Inc	70
674		Jacobs Engineering Group, Inc	90
46,666	*	Jazz Pharmaceuticals plc	8,290
4,803		JB Hunt Transport Services, Inc	783
209,500		JBS S.A.	1,226
674,683		Johnson & Johnson	111,147
3,733		Johnson Controls International plc	256
1,826,744		JPMorgan Chase & Co	284,132
1,607		Juniper Networks, Inc	44
15,654		Kansas City Southern	4,436
1,337		Kellogg Co	86
1,654,540		Keurig Dr Pepper, Inc	58,306
5,021		Keycorp	104
964	*	Keysight Technologies, Inc	149
17,109		Kilroy Realty Corp	1,191
84,739		Kimberly-Clark Corp	11,336
10,558		Kinder Morgan, Inc	192
32,352		KKR & Co, Inc	1,917
214,140		KLA Corp	69,426
956		Knight-Swift Transportation Holdings, Inc	43
3,486		Kraft Heinz Co	142
199,131		Kroger Co	7,629
1,229		L Brands, Inc	89
1,089		L3Harris Technologies, Inc	235
8,594	*	Laboratory Corp of America Holdings	2,371
98,668		Lam Research Corp	64,203
828		Lamb Weston Holdings, Inc	67
825,573	*	Las Vegas Sands Corp	43,499
312		Lear Corp	55
699		Leidos Holdings, Inc	71
1,423		Lennar Corp (Class A)	141
176		Lennox International, Inc	62
176	*	Liberty Broadband Corp (Class A)	30
819	*	Liberty Broadband Corp (Class C)	142
964	*	Liberty Media Group (Class C)	46
361	*	Liberty SiriusXM Group (Class A)	17
829	*	Liberty SiriusXM Group (Class C)	38
1,073		Lincoln National Corp	67
844	*	Live Nation, Inc	74
1,494	*	LKQ Corp	74
1,306		Lockheed Martin Corp	494
1,176		Loews Corp	64
259,769		Lowe’s Companies, Inc	50,387
121,031	*	Lululemon Athletica, Inc	44,173
4,832		Lumen Technologies, Inc	66
1,327	*	Lyft, Inc (Class A)	80
1,385		LyondellBasell Industries NV	142
667		M&T Bank Corp	97
124,022		Marathon Petroleum Corp	7,493
71	*	Markel Corp	84
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

197		MarketAxess Holdings, Inc	$91
17,211	*	Marriott International, Inc (Class A)	2,350
108,432		Marsh & McLennan Cos, Inc	15,254
323		Martin Marietta Materials, Inc	114
4,148		Marvell Technology, Inc	242
1,333		Masco Corp	79
32,966	*	Masimo Corp	7,993
494,339		Mastercard, Inc (Class A)	180,478
749,919	*	Match Group, Inc	120,924
1,389		Maxim Integrated Products, Inc	146
1,290		McCormick & Co, Inc	114
731,631		McDonald’s Corp	168,999
64,041		McKesson Corp	12,247
2,997		Medical Properties Trust, Inc	60
1,393,748		Medtronic plc	173,006
651,702		Merck & Co, Inc	50,683
42,920		Metlife, Inc	2,569
5,630	*	Mettler-Toledo International, Inc	7,799
61,089		MGM Growth Properties LLC	2,237
1,894		MGM Resorts International	81
1,395		Microchip Technology, Inc	209
765,028	*	Micron Technology, Inc	65,012
3,005,768		Microsoft Corp	814,263
21,124		Mid-America Apartment Communities, Inc	3,558
63,260	*	Moderna, Inc	14,865
309	*	Mohawk Industries, Inc	59
301	*	Molina Healthcare, Inc	76
894	*	Molson Coors Brewing Co (Class B)	48
659,407		Mondelez International, Inc	41,173
281	*	MongoDB, Inc	102
223		Monolithic Power Systems, Inc	83
1,058,614	*	Monster Beverage Corp	96,704
6,266		Moody’s Corp	2,271
2,763,217		Morgan Stanley	253,359
2,042		Mosaic Co	65
876		Motorola Solutions, Inc	190
3,124		MSCI, Inc (Class A)	1,665
598		Nasdaq Inc	105
52,173		National Storage Affiliates Trust	2,638
1,158		NetApp, Inc	95
94,999	*	Netflix, Inc	50,179
425	*	Neurocrine Biosciences, Inc	41
47,686	*	Nevro Corp	7,906
1,881		Newell Brands Inc	52
301,775		Newmont Goldcorp Corp	19,127
2,027		News Corp (Class A)	52
534,197		NextEra Energy, Inc	39,146
1,153,086		Nike, Inc (Class B)	178,140
2,031		NiSource, Inc	50
271		Nordson Corp	59
1,306		Norfolk Southern Corp	347
1,026		Northern Trust Corp	119
148,662		Northrop Grumman Corp	54,028
3,016		NortonLifelock, Inc	82
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

364	*	Novavax, Inc	$77
478	*	Novocure Ltd	106
65,993		NRG Energy, Inc	2,660
127,286		Nucor Corp	12,211
159,885		NVIDIA Corp	127,924
18	*	NVR, Inc	90
623	*	Oak Street Health, Inc	36
286,856		Occidental Petroleum Corp	8,970
628	*	Okta, Inc	154
515		Old Dominion Freight Line	131
1,411		Omega Healthcare Investors, Inc	51
1,114		Omnicom Group, Inc	89
154,074	*	ON Semiconductor Corp	5,898
109,569		ONEOK, Inc	6,096
9,917		Oracle Corp	772
4,945	*	O’Reilly Automotive, Inc	2,800
88,531		Otis Worldwide Corp	7,239
156,433		Owens Corning, Inc	15,315
1,798		PACCAR, Inc	160
15,948		Packaging Corp of America	2,160
2,724	*,e	Palantir Technologies, Inc	72
504	*	Palo Alto Networks, Inc	187
177,227		Parker-Hannifin Corp	54,428
1,682		Paychex, Inc	180
265	*	Paycom Software, Inc	96
1,261,584	*	PayPal Holdings, Inc	367,727
361,373	*	Peloton Interactive, Inc	44,817
956		Pentair plc	65
326,238		PepsiCo, Inc	48,339
59,183	*	Performance Food Group Co	2,870
580		PerkinElmer, Inc	90
186,327	*	Petco Health & Wellness Co, Inc	4,176
1,031,291		Pfizer, Inc	40,385
388,132	*,b	PG&E Corp	3,947
281,845		Philip Morris International, Inc	27,934
131,616		Phillips 66	11,295
531		Pinnacle West Capital Corp	44
30,377	*	Pinterest, Inc	2,398
157,855		Pioneer Natural Resources Co	25,655
2,604	*	Plug Power, Inc	89
2,196		PNC Financial Services Group, Inc	419
208		Pool Corp	95
639	*	PPD, Inc	29
157,219		PPG Industries, Inc	26,691
3,985		PPL Corp	111
1,413		Principal Financial Group	89
1,568,876		Procter & Gamble Co	211,688
108,172		Progressive Corp	10,624
228,003		Prologis, Inc	27,253
106,246		Prudential Financial, Inc	10,887
575	*	PTC, Inc	81
2,622		Public Service Enterprise Group, Inc	157
31,463		Public Storage, Inc	9,461
1,378		Pulte Homes, Inc	75
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

587	*	Qorvo, Inc	$115
52,810		QTS Realty Trust, Inc	4,082
5,887		QUALCOMM, Inc	841
83,141		Quest Diagnostics, Inc	10,972
642		Raymond James Financial, Inc	83
701,599		Raytheon Technologies Corp	59,853
46,190		Realty Income Corp	3,083
120,019		Regency Centers Corp	7,690
21,811	*	Regeneron Pharmaceuticals, Inc	12,182
4,979		Regions Financial Corp	100
428		Reinsurance Group of America, Inc (Class A)	49
1,157		Republic Services, Inc	127
7,829		Resmed, Inc	1,930
329,034		Rexford Industrial Realty, Inc	18,738
391	*	RingCentral, Inc	114
532		Robert Half International, Inc	47
70,441		Rockwell Automation, Inc	20,148
8,456	*	Roku, Inc	3,883
1,051		Rollins, Inc	36
65,778		Roper Technologies Inc	30,929
36,741		Ross Stores, Inc	4,556
36,789	*	Royal Caribbean Cruises Ltd	3,137
905		Royalty Pharma plc	37
90,481		RPM International, Inc	8,024
62,431		S&P Global, Inc	25,625
110,849		Sabra Healthcare REIT, Inc	2,017
1,252,365	*	salesforce.com, Inc	305,915
18,492		SBA Communications Corp	5,893
400,472		Schlumberger Ltd	12,819
808,385		Schneider Electric S.A.	127,437
498,770	*	Seagen, Inc	78,746
889		Sealed Air Corp	53
572		SEI Investments Co	35
73,957		Sempra Energy	9,798
767	*	Sensata Technologies Holding plc	44
383,708	*	ServiceNow, Inc	210,867
45,208		Sherwin-Williams Co	12,317
609,748		Simon Property Group, Inc	79,560
5,364	e	Sirius XM Holdings, Inc	35
855		Skyworks Solutions, Inc	164
4,007	e	SL Green Realty Corp	321
2,469	*	Slack Technologies, Inc	109
4,870	*	Snap, Inc	332
281		Snap-On, Inc	63
159	*	Snowflake, Inc	38
267	*	SolarEdge Technologies, Inc	74
5,476		Southern Co	331
703	*	Southwest Airlines Co	37
838	*	Splunk, Inc	121
2,020	*	Square, Inc	492
1,202		SS&C Technologies Holdings, Inc	87
16,315		Stanley Black & Decker, Inc	3,344
249,561		Starbucks Corp	27,903
23,282		State Street Corp	1,916
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

297,184		Steel Dynamics, Inc	$17,712
516		STERIS plc	106
125,159		Stryker Corp	32,508
65,950		Sun Communities, Inc	11,304
892	*	Sunrun, Inc	50
269	*	SVB Financial Group	150
399,128		Synchrony Financial	19,366
790	*	Synopsys, Inc	218
57,865		SYSCO Corp	4,499
1,181		T Rowe Price Group, Inc	234
717,613	*	Take-Two Interactive Software, Inc	127,032
631,981		Target Corp	152,775
233,005		TE Connectivity Ltd	31,505
32,841	*	Teladoc, Inc	5,461
240	*	Teledyne Technologies, Inc	101
242		Teleflex, Inc	97
864		Teradyne, Inc	116
44,255		Terreno Realty Corp	2,855
264,768	*	Tesla, Inc	179,963
4,769		Texas Instruments, Inc	917
188,549		Textron, Inc	12,967
90,288		Thermo Fisher Scientific, Inc	45,548
282,626		TJX Companies, Inc	19,055
335,893	*	T-Mobile US, Inc	48,647
603		Tractor Supply Co	112
2,208	*	Trade Desk, Inc	171
592		Tradeweb Markets, Inc	50
484,039		Trane Technologies plc	89,131
269	*	TransDigm Group, Inc	174
988		TransUnion	109
1,307		Travelers Cos, Inc	196
1,297	*	Trimble Inc	106
444,511		Tronox Holdings plc	9,957
6,982		Truist Financial Corp	388
829	*	Twilio, Inc	327
4,136	*	Twitter, Inc	285
210	*	Tyler Technologies, Inc	95
28,313		Tyson Foods, Inc (Class A)	2,088
6,236	*	Uber Technologies, Inc	313
1,538		UDR, Inc	75
979		UGI Corp	45
20,333	*	Ulta Beauty, Inc	7,031
956,461		Union Pacific Corp	210,355
108,935		United Parcel Service, Inc (Class B)	22,655
161,629	*	United Rentals, Inc	51,561
501,384		UnitedHealth Group, Inc	200,774
351	*,e	Unity Software, Inc	39
358		Universal Health Services, Inc (Class B)	52
775,737		US Bancorp	44,194
5,623	*	Vail Resorts, Inc	1,780
544,997		Valero Energy Corp	42,553
210,128	e	Vanguard Emerging Markets ETF	11,412
50,000		Vanguard FTSE Developed Markets ETF	2,576
47,670	*	Veeva Systems, Inc	14,823
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

114,119		Ventas, Inc	$6,516
1,187		VEREIT, Inc	55
527	*	VeriSign, Inc	120
801		Verisk Analytics, Inc	140
831,680		Verizon Communications, Inc	46,599
23,972	*	Vertex Pharmaceuticals, Inc	4,833
32,367		VF Corp	2,655
97,862		ViacomCBS, Inc (Class B)	4,423
21,930		Viatris, Inc	313
130,649		VICI Properties, Inc	4,053
935,623		Visa, Inc (Class A)	218,767
89,632		Vistra Energy Corp	1,663
436	*,e	VMware, Inc (Class A)	70
1,013		Vornado Realty Trust	47
513,270		Voya Financial, Inc	31,566
9,059		Vulcan Materials Co	1,577
735		W.R. Berkley Corp	55
103,406		W.W. Grainger, Inc	45,292
930		Wabtec Corp	77
3,806		Walgreens Boots Alliance, Inc	200
1,107,023		Walmart, Inc	156,112
1,295,309	*	Walt Disney Co	227,677
1,359		Waste Connections, Inc	162
2,193		Waste Management, Inc	307
322	*	Waters Corp	111
379	*,e	Wayfair, Inc	120
1,635		WEC Energy Group, Inc	145
4,965,998		Wells Fargo & Co	224,910
63,529		Welltower, Inc	5,279
58,527		West Pharmaceutical Services, Inc	21,017
1,586	*	Western Digital Corp	113
2,130		Western Union Co	49
37,791		WestRock Co	2,011
3,875		Weyerhaeuser Co	133
39,122		Whirlpool Corp	8,529
312,989		Williams Cos, Inc	8,310
8,980		Willis Towers Watson plc	2,066
933	*	Workday, Inc	223
909		WP Carey, Inc	68
906,036	*	Wynn Resorts Ltd	110,808
74,252		Xcel Energy, Inc	4,892
1,271		Xilinx, Inc	184
450	*	XPO Logistics, Inc	63
935		Xylem, Inc	112
314,580	*	YETI Holdings, Inc	28,885
110,460		Yum! Brands, Inc	12,706
277	*	Zebra Technologies Corp (Class A)	147
610	*	Zendesk, Inc	88
295	*	Zillow Group, Inc (Class A)	36
808	*,e	Zillow Group, Inc (Class C)	99
91,918		Zimmer Biomet Holdings, Inc	14,782
112,831		Zoetis, Inc	21,027
1,060	*	Zoom Video Communications, Inc	410
417	*	Zscaler, Inc	90
		TOTAL UNITED STATES	16,223,086
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)

VIETNAM - 0.0%
95,797		Saigon Beer Alcohol Beverage Corp			$704
		TOTAL VIETNAM			704

ZAMBIA - 0.0%
117,669		First Quantum Minerals Ltd			2,712
		TOTAL ZAMBIA			2,712

		TOTAL COMMON STOCKS			27,676,114
		(Cost $20,595,654)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
89,428	e	PointsBet Holdings Pty Ltd			154
		TOTAL AUSTRALIA			154

BRAZIL - 0.0%
179,354		Ultrapar Participacoes S.A.			1
		TOTAL BRAZIL			1

SWITZERLAND - 0.0%
193,679		Cie Financiere Richemont S.A.			130
		TOTAL SWITZERLAND			130

THAILAND - 0.0%
3,759		Minor International PCL			1
4,148		Minor International PCL			1
3,000		Srisawad Corp PCL			1
		TOTAL THAILAND			3

		TOTAL RIGHTS / WARRANTS			288
		(Cost $11)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.4%
$8,000,000		Federal Farm Credit Bank (FFCB)	0.050%	02/28/22	7,997
13,942,000		Federal Home Loan Bank (FHLB)	0.001-0.087	07/09/21	13,942
14,829,000		FHLB	0.010	07/28/21	14,829
11,000,000		FHLB	0.045-0.054	08/13/21	10,999
25,000,000		FHLB	0.005	08/25/21	24,998
51,125,000		FHLB	0.018-0.055	09/01/21	51,121
		TOTAL GOVERNMENT AGENCY DEBT			123,886

REPURCHASE AGREEMENT - 0.1%
23,995,000	r	Fixed Income Clearing Corp (FICC)	0.020	07/01/21	23,995
		TOTAL REPURCHASE AGREEMENT			23,995

240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 0.1%
$21,827,000		United States Treasury Bill	0.027%	10/28/21	$21,823
		TOTAL TREASURY DEBT			21,823

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

COMMERCIAL PAPER - 0.1%
7,000,000		BNP Paribas	0.160	08/30/21	6,998
5,000,000		Credit Agricole	0.140	08/25/21	4,999
5,000,000		Lloyds Bank plc	0.160	07/27/21	4,999
		TOTAL COMMERCIAL PAPER			16,996

REPURCHASE AGREEMENT - 0.6%
10,000,000	s	Calyon	0.050	07/01/21	10,000
10,000,000	t	Calyon	0.060	07/01/21	10,000
15,000,000	u	Deutsche Bank	0.050	07/01/21	15,000
5,000,000	v	JP Morgan	0.050	07/01/21	5,000
10,000,000	w	Merrill Lynch	0.050	07/01/21	10,000
15,000,000	x	Merrill Lynch	0.050	07/01/21	15,000
20,000,000	y	Morgan Stanley	0.050	07/01/21	20,000
20,000,000	z	Nomura	0.040	07/01/21	20,000
25,000,000	aa	Royal Bank of Scotland	0.050	07/01/21	25,000
25,000,000	ab	Societe Generale	0.050	07/01/21	25,000
1,000,000	ac	Societe Generale	0.050	07/06/21	1,000
		TOTAL REPURCHASE AGREEMENT			156,000

TREASURY DEBT - 0.0%
7,000,000	ad	United States Treasury Bill	0.040	07/06/21	7,000
		TOTAL TREASURY DEBT			7,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			179,996

		TOTAL SHORT-TERM INVESTMENTS			349,700
		(Cost $349,705)
		TOTAL INVESTMENTS - 100.6%			28,026,337
		(Cost $20,945,586)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(158,535)
		NET ASSETS - 100.0%			$27,867,802

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $270,068,449.
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/21, the aggregate value of these securities is $455,769,043 or 1.6% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 6/30/21 to be repurchased at $23,995,000 on 7/1/21, collateralized by U.S. Treasury Notes valued at $24,474,903.
s	Agreement with Calyon, 0.05% dated 6/30/21 to be repurchased at $10,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $10,200,000.
t	Agreement with Calyon, 0.06% dated 06/30/21 to be repurchased at $10,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $10,200,004.
u	Agreement with Deutsche Bank, 0.05% dated 6/30/21 to be repurchased at $15,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $15,300,042.
v	Agreement with JP Morgan, 0.05% dated 6/30/21 to be repurchased at $5,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $5,100,000.
w	Agreement with Merrill Lynch, 0.05% dated 6/30/21 to be repurchased at $10,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $10,200,101.
x	Agreement with Merrill Lynch, 0.05% dated 6/30/21 to be repurchased at $15,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $15,300,000.
y	Agreement with Morgan Stanley, 0.05% dated 6/30/21 to be repurchased at $20,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $20,400,000.
z	Agreement with Morgan Stanley, 0.04% dated 6/30/21 to be repurchased at $20,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $20,400,000.
aa	Agreement with Royal Bank of Scotland, 0.05% dated 6/30/21 to be repurchased at $25,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $25,500,087.
ab	Agreement with Societe Generale, 0.05% dated 6/30/21 to be repurchased at $25,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $25,500,068.
ac	Agreement with Societe Generale, 0.05% dated 6/30/21 to be repurchased at $1,000,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $1,020,000.
ad	Agreement with United States Treasury Bill, 0.05% dated 6/30/21 to be repurchased at $7,000 on 7/01/21, collateralized by U.S. Government Agency Securities valued at $7,140,000.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	226	09/17/21	$26,587	$26,036	$(551)
S&P 500 E Mini Index	285	09/17/21	60,107	61,112	1,005
Total	511		$86,694	$87,148	$454
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
June 30, 2021

SECTOR	VALUE (000)	% OF ASSETS

INFORMATION TECHNOLOGY	$6,121,447	22.1%
CONSUMER DISCRETIONARY	3,766,950	13.5
FINANCIALS	3,642,949	13.1
HEALTH CARE	3,112,357	11.2
INDUSTRIALS	2,880,298	10.3
COMMUNICATION SERVICES	2,687,866	9.6
CONSUMER STAPLES	1,962,950	7.0
MATERIALS	1,643,523	5.9
ENERGY	791,477	2.8
UTILITIES	558,354	2.0
REAL ESTATE	508,466	1.8
SHORT-TERM INVESTMENTS	349,700	1.3
OTHER ASSETS & LIABILITIES, NET	(158,535)	(0.6)
NET ASSETS	$27,867,802	100.0%
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2021

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 2.3%
323,032	*	Aptiv plc	$50,823
1,386,438	*	General Motors Co	82,035
55,155	*	QuantumScape Corp	1,614
1,089,712	*	Tesla, Inc	740,677
14,390		Thor Industries, Inc	1,626
		TOTAL AUTOMOBILES & COMPONENTS	876,775

BANKS - 0.0%
49,972		Citizens Financial Group, Inc	2,292
89,880	e	Rocket Cos, Inc	1,739
35,229		Western Alliance Bancorp	3,271
		TOTAL BANKS	7,302

CAPITAL GOODS - 3.2%
56,172		3M Co	11,157
37,372		Advanced Drainage Systems, Inc	4,356
4,062		AGCO Corp	530
45,389		Allegion plc	6,323
56,485		Allison Transmission Holdings, Inc	2,245
12,022		Armstrong World Industries, Inc	1,290
41,630	*	Axon Enterprise, Inc	7,360
39,824	*	AZEK Co, Inc	1,691
47,521		BWX Technologies, Inc	2,762
13,068		Carlisle Cos, Inc	2,501
3,954,324		Carrier Global Corp	192,180
314,196		Caterpillar, Inc	68,379
416,691		Deere & Co	146,971
14,595	e	Donaldson Co, Inc	927
338,237		Fastenal Co	17,588
23,407		Fortune Brands Home & Security, Inc	2,332
170,959	*	Generac Holdings, Inc	70,974
69,266		Graco, Inc	5,243
9,584		HEICO Corp	1,336
16,826		HEICO Corp (Class A)	2,089
99,840		Honeywell International, Inc	21,900
19,263	*	Howmet Aerospace, Inc	664
187,654		Illinois Tool Works, Inc	41,952
1,027,788	*	Liberty Media Acquisition Corp	10,884
38,139		Lincoln Electric Holdings, Inc	5,023
143,987		Lockheed Martin Corp	54,478
11,015	*	Middleby Corp	1,908
6,594		Nordson Corp	1,447
8,732		Northrop Grumman Corp	3,173
14,192		Parker-Hannifin Corp	4,359
332,531	*	Plug Power, Inc	11,369
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

46,828		Rockwell Automation, Inc	$13,394
648,151		Roper Technologies Inc	304,761
1,043,591		Safran S.A.	144,833
15,255	*	SiteOne Landscape Supply, Inc	2,582
20,310		Spirit Aerosystems Holdings, Inc (Class A)	958
69,251		Toro Co	7,609
77,253		Trane Technologies plc	14,225
9,893	*	TransDigm Group, Inc	6,404
81,511	*	Trex Co, Inc	8,331
16,675	*	United Rentals, Inc	5,320
172,374		Vertiv Holdings Co	4,706
87,784	*,e	Virgin Galactic Holdings, Inc	4,038
25,628		W.W. Grainger, Inc	11,225
78,390		Xylem, Inc	9,404
		TOTAL CAPITAL GOODS	1,243,181

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
91,901		Booz Allen Hamilton Holding Co	7,828
455,727	*	Cimpress plc	49,405
54,341		Cintas Corp	20,758
6,494,277	*	Clarivate Analytics plc	178,788
138,921	*	Copart, Inc	18,314
202,010	*	CoStar Group, Inc	16,731
393,671	*	Driven Brands Holdings, Inc	12,172
30,755		Equifax, Inc	7,366
3,397,764		Experian Group Ltd	131,185
89,593	*	IAA, Inc	4,886
5,475		MSA Safety, Inc	907
64,002		Robert Half International, Inc	5,694
129,150		Rollins, Inc	4,417
86,867		TransUnion	9,539
67,194		Verisk Analytics, Inc	11,740
1,523,475		Waste Connections, Inc	181,949
44,630		Waste Management, Inc	6,253
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	667,932

CONSUMER DURABLES & APPAREL - 2.2%
6,617		Brunswick Corp	659
2,519	*	Deckers Outdoor Corp	968
91,288		DR Horton, Inc	8,250
834,864		Essilor International S.A.	154,227
137,847		Hanesbrands, Inc	2,574
75,800	*	Lululemon Athletica, Inc	27,665
231,643	*	Mattel, Inc	4,656
2,159,382		Nike, Inc (Class B)	333,603
1,465	*	NVR, Inc	7,286
1,682,132	*	Peloton Interactive, Inc	208,618
26,591		Polaris Inc	3,642
10,648,800		Prada S.p.A	80,797
50,649		Pulte Homes, Inc	2,764
18,542	*	Tapestry, Inc	806
120,897		Tempur Sealy International, Inc	4,738
30,225		Toll Brothers, Inc	1,747
18,147	*	TopBuild Corp	3,589

245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

138,368		VF Corp	$11,352
56,832	*	YETI Holdings, Inc	5,218
		TOTAL CONSUMER DURABLES & APPAREL	863,159

CONSUMER SERVICES - 3.4%
143,401	*	Booking Holdings, Inc	313,774
11,613	*	Boyd Gaming Corp	714
32,208	*	Bright Horizons Family Solutions	4,738
757,690	*	Caesars Entertainment, Inc	78,610
6,490,420	*	Carnival Corp	171,087
70,941	*	Chegg, Inc	5,896
143,535	*	Chipotle Mexican Grill, Inc (Class A)	222,528
23,134		Choice Hotels International, Inc	2,750
24,490		Churchill Downs, Inc	4,855
58,676		Darden Restaurants, Inc	8,566
17,479		Domino’s Pizza, Inc	8,154
201,775	*	DraftKings, Inc	10,527
93,805	*	Expedia Group, Inc	15,357
598,060	*	Flutter Entertainment plc	108,846
38,915	*	frontdoor, Inc	1,939
97,126		H&R Block, Inc	2,281
121,999	*	Hilton Worldwide Holdings, Inc	14,716
1,675,461	*	Las Vegas Sands Corp	88,280
180,801	*	Marriott International, Inc (Class A)	24,683
88,429		McDonald’s Corp	20,426
6,533	*	Penn National Gaming, Inc	500
31,684	*	Planet Fitness, Inc	2,384
19,625	*	Six Flags Entertainment Corp	849
1,481,202		Starbucks Corp	165,613
37,436		Travel & Leisure Co	2,226
26,518	*	Vail Resorts, Inc	8,393
107,865		Wendy’s	2,526
38,435		Wyndham Hotels & Resorts, Inc	2,778
70,201	*	Wynn Resorts Ltd	8,586
19,242		Yum China Holdings, Inc	1,275
17,880		Yum! Brands, Inc	2,057
		TOTAL CONSUMER SERVICES	1,305,914

DIVERSIFIED FINANCIALS - 3.0%
275,714		American Express Co	45,556
43,302		Ameriprise Financial, Inc	10,777
118,599		Apollo Global Management, Inc	7,377
80,295		Ares Management Corp	5,106
452,854		Blackstone Group, Inc	43,990
324,280		Capital One Financial Corp	50,163
621,657		Charles Schwab Corp	45,263
465	*,e	Credit Acceptance Corp	211
111,370		Discover Financial Services	13,174
21,688		Factset Research Systems, Inc	7,279
12,073		Goldman Sachs Group, Inc	4,582
2,013,500		iShares Russell 1000 Growth Index Fund	546,625
52,889		LPL Financial Holdings, Inc	7,139
24,651		MarketAxess Holdings, Inc	11,428
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

102,298		Moody’s Corp	$37,070
952,018		Morgan Stanley	87,290
12,713		Morningstar, Inc	3,268
37,788		MSCI, Inc (Class A)	20,144
4,171		Raymond James Financial, Inc	542
1,191,512	*	Ribbit LEAP Ltd	13,238
457,451		S&P Global, Inc	187,761
72,109		Synchrony Financial	3,499
49,563		T Rowe Price Group, Inc	9,812
4,474	*	Upstart Holdings, Inc	559
		TOTAL DIVERSIFIED FINANCIALS	1,161,853

ENERGY - 0.1%
152,300	*	Cheniere Energy, Inc	13,210
13,358		Cimarex Energy Co	968
56,888		Diamondback Energy, Inc	5,341
46,148		EOG Resources, Inc	3,851
31,213		Halliburton Co	722
12,533		Hess Corp	1,094
17,595	e	New Fortress Energy, Inc	666
71,334		Occidental Petroleum Corp	2,231
63,978		Pioneer Natural Resources Co	10,398
3,909		Texas Pacific Land Corp	6,253
		TOTAL ENERGY	44,734

FOOD & STAPLES RETAILING - 1.5%
1,457,875		Costco Wholesale Corp	576,837
323,993		SYSCO Corp	25,191
		TOTAL FOOD & STAPLES RETAILING	602,028

FOOD, BEVERAGE & TOBACCO - 2.1%
684,785		Altria Group, Inc	32,651
33,391	*,e	Beyond Meat, Inc	5,259
5,932	*	Boston Beer Co, Inc (Class A)	6,055
21,379		Brown-Forman Corp (Class A)	1,507
60,445		Brown-Forman Corp (Class B)	4,530
1,823,399		Coca-Cola Co	98,664
402,916		Constellation Brands, Inc (Class A)	94,238
6,684,279		Davide Campari-Milano NV	89,597
27,110	*	Freshpet, Inc	4,418
83,434		Hershey Co	14,532
74,271		Kellogg Co	4,778
2,783,830		Keurig Dr Pepper, Inc	98,102
23,935		Lamb Weston Holdings, Inc	1,931
2,853,720	*	Monster Beverage Corp	260,687
762,831		PepsiCo, Inc	113,029
534	*	Pilgrim’s Pride Corp	12
		TOTAL FOOD, BEVERAGE & TOBACCO	829,990

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
577,710		Abbott Laboratories	66,974
28,851	*	Abiomed, Inc	9,005
31,236	*	agilon health, Inc	1,267
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,258,821		Alcon, Inc	$88,290
548,221	*	Align Technology, Inc	334,963
18,830	*	Amedisys, Inc	4,612
114,075		Cardinal Health, Inc	6,512
11,425	*	Certara, Inc	324
2,734		Chemed Corp	1,297
871,028		Cigna Corp	206,495
80,424		Cooper Cos, Inc	31,870
21,932		Danaher Corp	5,886
32,681	*	DaVita, Inc	3,936
594,099	*	DexCom, Inc	253,680
410,919	*	Edwards Lifesciences Corp	42,559
37,155		Encompass Health Corp	2,899
850,489	*,e	GoodRx Holdings, Inc	30,626
790,537	*	Guardant Health, Inc	98,177
173,052		HCA Healthcare, Inc	35,777
56,241	*	IDEXX Laboratories, Inc	35,519
43,929	*	Insulet Corp	12,059
368,468	*	Intuitive Surgical, Inc	338,858
24,099	*	Masimo Corp	5,843
15,260		McKesson Corp	2,918
5,824	*	Molina Healthcare, Inc	1,474
68,456	*	Novocure Ltd	15,185
1,497,051	*	Oak Street Health, Inc	87,682
22,435	*	Penumbra, Inc	6,148
86,058		Resmed, Inc	21,215
11,417		STERIS plc	2,355
99,017		Stryker Corp	25,718
32,987	*	Tandem Diabetes Care, Inc	3,213
5,497		Teleflex, Inc	2,209
163,092		UnitedHealth Group, Inc	65,308
193,014	*	Veeva Systems, Inc	60,018
48,820		West Pharmaceutical Services, Inc	17,531
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,928,402

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
8,643		Church & Dwight Co, Inc	737
66,980		Clorox Co	12,050
294,303		Colgate-Palmolive Co	23,942
879,151		Estee Lauder Cos (Class A)	279,640
15,049	*	Herbalife Nutrition Ltd	793
112,744		Kimberly-Clark Corp	15,083
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	332,245

INSURANCE - 0.2%
870	*	Alleghany Corp	580
87,633		Aon plc	20,923
61,713	*	Arch Capital Group Ltd	2,403
1,131,987	*,e	Bright Health Group, Inc	19,425
15,482		Brown & Brown, Inc	823
9,289		Erie Indemnity Co (Class A)	1,796
5,979		Everest Re Group Ltd	1,507
34,076	*	GoHealth, Inc	382

248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

16,069		Lincoln National Corp	$1,010
1,500	*	Markel Corp	1,780
39,869		Marsh & McLennan Cos, Inc	5,609
14,422		RenaissanceRe Holdings Ltd	2,146
		TOTAL INSURANCE	58,384

MATERIALS - 0.8%
29,200		Avery Dennison Corp	6,139
24,551	*	Axalta Coating Systems Ltd	748
63,232		Ball Corp	5,123
27,249		Celanese Corp (Series A)	4,131
56,308		Chemours Co	1,959
10,075		Crown Holdings, Inc	1,030
35,788		Dow, Inc	2,265
145,789		Ecolab, Inc	30,028
18,334		FMC Corp	1,984
285,039		Freeport-McMoRan, Inc (Class B)	10,578
40,677		Graphic Packaging Holding Co	738
265,264		Linde plc	76,688
21,486		LyondellBasell Industries NV	2,210
66,391		PPG Industries, Inc	11,271
49,534		RPM International, Inc	4,393
26,886		Scotts Miracle-Gro Co (Class A)	5,160
54,675		Sealed Air Corp	3,239
541,311		Sherwin-Williams Co	147,480
51,010		Southern Copper Corp (NY)	3,281
24,927		Steel Dynamics, Inc	1,486
37,371		W R Grace & Co	2,583
		TOTAL MATERIALS	322,514

MEDIA & ENTERTAINMENT - 14.7%
616,179		Activision Blizzard, Inc	58,808
325,539	*	Alphabet, Inc (Class A)	794,898
590,257	*	Alphabet, Inc (Class C)	1,479,373
99,420	*	Altice USA, Inc	3,394
1,897		Cable One, Inc	3,629
82,819	*	Charter Communications, Inc	59,750
1,309,298		Comcast Corp (Class A)	74,656
986,331		Electronic Arts, Inc	141,864
5,038,646	*	Facebook, Inc	1,751,988
988,903	*	IAC	152,459
34,164	*	Live Nation, Inc	2,992
4,813	*	Madison Square Garden Co	831
1,997,481	*	Match Group, Inc	322,094
287,298	*	Netflix, Inc	151,754
1,858		Nexstar Media Group Inc	275
363,275	*	Pinterest, Inc	28,680
50,568	*	Playtika Holding Corp	1,205
163,083	*	Roku, Inc	74,896
195,623	*,e	Skillz, Inc	4,249
90,816	*	Spotify Technology S.A.	25,028
15,097	*	Take-Two Interactive Software, Inc	2,672
1,789,114		Tencent Holdings Ltd	134,707
40,070	*	TripAdvisor, Inc	1,615

249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,681,945	*	Twitter, Inc	$184,545
1,686,211	*	Vimeo, Inc	82,624
825,237	*	Walt Disney Co	145,052
31,445		World Wrestling Entertainment, Inc (Class A)	1,820
39,461	*	Zillow Group, Inc (Class A)	4,835
108,935	*	Zillow Group, Inc (Class C)	13,314
315,868	*	Zynga, Inc	3,358
		TOTAL MEDIA & ENTERTAINMENT	5,707,365

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
127,324	*	10X Genomics, Inc	24,933
1,175,244		AbbVie, Inc	132,380
35,045	*	Acceleron Pharma, Inc	4,398
55,164	*	Adaptive Biotechnologies Corp	2,254
181,193		Agilent Technologies, Inc	26,782
76,713	*	Alnylam Pharmaceuticals, Inc	13,004
314,631		Amgen, Inc	76,691
1,357,666		AstraZeneca plc	163,116
1,278,829	e	AstraZeneca plc (ADR)	76,602
8,286,270	*	Avantor, Inc	294,246
25,719		Bio-Techne Corp	11,580
67,970		Bruker BioSciences Corp	5,164
25,361	*	Catalent, Inc	2,742
31,023	*	Charles River Laboratories International, Inc	11,476
35,289	*,e	CureVac NV	2,593
600,091		Eli Lilly & Co	137,733
104,928	*	Exact Sciences Corp	13,044
176,016	*	Exelixis, Inc	3,207
1,644,046	*	Horizon Therapeutics Plc	153,949
805,211	*	Illumina, Inc	381,034
105,067	*	Incyte Corp	8,839
85,809	*	Ionis Pharmaceuticals, Inc	3,423
29,324	*	Iovance Biotherapeutics, Inc	763
62,619	*	IQVIA Holdings, Inc	15,174
41,827	*	Maravai LifeSciences Holdings, Inc	1,745
15,081	*	Mettler-Toledo International, Inc	20,892
21,743	*	Mirati Therapeutics, Inc	3,512
225,018	*	Moderna, Inc	52,875
48,452	*	Natera, Inc	5,501
61,461	*	Neurocrine Biosciences, Inc	5,981
49,064	*	Novavax, Inc	10,417
43,524	*	PPD, Inc	2,006
7,132	*	Regeneron Pharmaceuticals, Inc	3,984
35,103	*	Repligen Corp	7,007
127,914		Royalty Pharma plc	5,243
50,692	*	Sarepta Therapeutics, Inc	3,941
79,167	*	Seagen, Inc	12,499
52,052	*	Sotera Health Co	1,261
4,450	*	Syneos Health, Inc	398
23,522		Thermo Fisher Scientific, Inc	11,866
31,851	*	Ultragenyx Pharmaceutical, Inc	3,037
808,086	*	Vertex Pharmaceuticals, Inc	162,934
37,783	*	Waters Corp	13,058

250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,319,887		Zoetis, Inc	$432,334
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,325,618

REAL ESTATE - 0.6%
300,212		American Tower Corp	81,099
5,796		Brookfield Property REIT, Inc	109
11,761	*	CBRE Group, Inc	1,008
22,114		Coresite Realty	2,977
286,531		Crown Castle International Corp	55,902
42,196		Equinix, Inc	33,866
60,956		Equity Lifestyle Properties, Inc	4,530
7,928		Extra Space Storage, Inc	1,299
134,001		Iron Mountain, Inc	5,671
50,030		Lamar Advertising Co	5,224
46,299	*,e	Opendoor Technologies, Inc	821
76,560		Public Storage, Inc	23,021
10,634		SBA Communications Corp	3,389
188,379		Simon Property Group, Inc	24,580
		TOTAL REAL ESTATE	243,496

RETAILING - 12.1%
606,489	*	Alibaba Group Holding Ltd (ADR)	137,540
867,254	*	Amazon.com, Inc	2,983,493
901,275	*	ASOS plc	61,939
3,130	*	AutoZone, Inc	4,671
38,216		Best Buy Co, Inc	4,394
299,054	*	Burlington Stores, Inc	96,292
1,330,486	*	CarMax, Inc	171,832
51,240	*	Carvana Co	15,465
2,347,680	*,e	Coupang, Inc	98,180
68,099		Dollar General Corp	14,736
49,034	*	DoorDash, Inc	8,744
452,858		eBay, Inc	31,795
84,154	*	Etsy, Inc	17,322
36,319	*	Five Below, Inc	7,019
66,274	*	Floor & Decor Holdings, Inc	7,005
39,306	*,e	GameStop Corp (Class A)	8,417
715,348		Home Depot, Inc	228,117
50,631	*	ironSource Ltd	532
5,538,689	*	ironSource Ltd	53,773
2,809,260	*,e	Just Eat Takeaway.com NV (ADR)	51,297
144,815		Kering	126,889
90,404		L Brands, Inc	6,515
64,148	*	Leslie’s, Inc	1,763
1,749		Lithia Motors, Inc (Class A)	601
1,115,119		Lowe’s Companies, Inc	216,300
61,885	*	Nordstrom, Inc	2,263
13,982	*	O’Reilly Automotive, Inc	7,917
17,088	*	Petco Health & Wellness Co, Inc	383
26,366		Pool Corp	12,093
11,399	*	RH	7,740
232,798		Ross Stores, Inc	28,867
148,151		Target Corp	35,814
3,461,360		TJX Companies, Inc	233,365

251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

75,726		Tractor Supply Co	$14,090
34,292	*	Ulta Beauty, Inc	11,857
19,117	*,e	Vroom, Inc	800
27,786	*,e	Wayfair, Inc	8,772
37,811		Williams-Sonoma, Inc	6,037
		TOTAL RETAILING	4,724,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
805,055	*	Advanced Micro Devices, Inc	75,619
22,413	*	Allegro MicroSystems, Inc	621
36,006		Analog Devices, Inc	6,199
2,556,904		Applied Materials, Inc	364,103
603,825		Broadcom, Inc	287,928
40,069		Brooks Automation, Inc	3,818
87,631	*	Enphase Energy, Inc	16,092
88,776		Entegris, Inc	10,917
3,091,313		Intel Corp	173,546
101,944		KLA Corp	33,051
329,575		Lam Research Corp	214,454
2,194,684		Marvell Technology, Inc	128,016
168,462		Maxim Integrated Products, Inc	17,749
139,666		Microchip Technology, Inc	20,914
102,842	*	Micron Technology, Inc	8,740
30,190		MKS Instruments, Inc	5,372
118,782		Monolithic Power Systems, Inc	44,359
1,126,681		NVIDIA Corp	901,457
355,741		NXP Semiconductors NV	73,183
152,199	*	ON Semiconductor Corp	5,826
1,780,476		QUALCOMM, Inc	254,483
51,732		Skyworks Solutions, Inc	9,920
1,309,509		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	157,351
110,430		Teradyne, Inc	14,793
380,939		Texas Instruments, Inc	73,255
31,046		Universal Display Corp	6,902
163,457		Xilinx, Inc	23,642
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,932,310

SOFTWARE & SERVICES - 24.5%
340,121		Accenture plc	100,264
317,604	*	Adobe, Inc	186,002
65,304	*,g	Adyen NV	160,147
37,226	*	Alteryx, Inc	3,202
89,474	*	Anaplan, Inc	4,769
24,076	*	Ansys, Inc	8,356
41,821	*	Aspen Technology, Inc	5,752
87,758	*	Atlassian Corp plc	22,542
146,433	*	Autodesk, Inc	42,744
260,264		Automatic Data Processing, Inc	51,694
56,096	*	Avalara, Inc	9,076
89,569	e	Bentley Systems, Inc	5,802
48,895	*	Bill.Com Holdings, Inc	8,957
69,769		Broadridge Financial Solutions, Inc	11,270
8,731	*	C3.ai, Inc	546

252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

182,643	*	Cadence Design Systems, Inc	$24,989
11,071		CDK Global, Inc	550
29,293		Citrix Systems, Inc	3,435
157,490	*	Cloudflare, Inc	16,669
48,134	*	Coupa Software, Inc	12,616
238,273	*	Crowdstrike Holdings, Inc	59,880
150,591	*	Datadog, Inc	15,674
599,835	*	DocuSign, Inc	167,696
202,506	*	Dropbox, Inc	6,138
10,622	*	Duck Creek Technologies, Inc	462
114,973	*	Dynatrace, Inc	6,717
43,841	*	Elastic NV	6,390
167,216	*	EPAM Systems, Inc	85,441
23,814	*	Euronet Worldwide, Inc	3,223
24,220	*	Everbridge, Inc	3,296
18,533	*	Fair Isaac Corp	9,316
32,867	*	FireEye, Inc	665
27,050	*	Fiserv, Inc	2,891
41,891	*	Five9, Inc	7,682
12,405	*	FleetCor Technologies, Inc	3,176
88,995	*	Fortinet, Inc	21,198
55,638	*	Gartner, Inc	13,476
6,083		Genpact Ltd	276
27,396	*	Globant S.A.	6,005
11,377	*	GoDaddy, Inc	989
29,612	*	HubSpot, Inc	17,256
935,353		Intuit, Inc	458,482
12,804		Jack Henry & Associates, Inc	2,094
29,759	*	Jamf Holding Corp	999
22,408	*	Manhattan Associates, Inc	3,246
1,325,620		Mastercard, Inc (Class A)	483,971
12,711		McAfee Corp	356
37,626	*	Medallia, Inc	1,270
11,091,177		Microsoft Corp	3,004,600
35,796	*,e	MongoDB, Inc	12,941
25,841	*	nCino, Inc	1,548
36,155	*	New Relic, Inc	2,421
96,775		NortonLifelock, Inc	2,634
71,937	*	Nuance Communications, Inc	3,916
128,640	*	Nutanix, Inc	4,917
80,875	*	Okta, Inc	19,789
1,079,228		Oracle Corp	84,007
1,079,574	*	Palantir Technologies, Inc	28,458
63,340	*	Palo Alto Networks, Inc	23,502
186,656		Paychex, Inc	20,028
34,254	*	Paycom Software, Inc	12,450
26,936	*	Paylocity Holding Corp	5,139
3,988,164	*	PayPal Holdings, Inc	1,162,470
24,875		Pegasystems, Inc	3,462
37,679	*	Proofpoint, Inc	6,547
72,754	*	PTC, Inc	10,277
533,404	*	Qualtrics International, Inc	20,403
53,391	*	RingCentral, Inc	15,514
210,820	*	Sabre Corp	2,631

253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

3,231,362	*	salesforce.com, Inc	$789,325
666,437	*	ServiceNow, Inc	366,240
28,522	*	Shift4 Payments, Inc	2,673
1,627,766	*	Slack Technologies, Inc	72,110
77,851	*	Smartsheet, Inc	5,630
74,677	*	Snowflake, Inc	18,057
108,859	*	Splunk, Inc	15,739
398,328	*	Square, Inc	97,112
142,886	*	StoneCo Ltd	9,582
60,906		Switch, Inc	1,286
488,462	*	Synopsys, Inc	134,713
59,257	*,e	Teradata Corp	2,961
280,447	*	Trade Desk, Inc	21,695
474,004	*	Twilio, Inc	186,833
23,165	*	Tyler Technologies, Inc	10,479
1,325,756	*,e	UiPath, Inc	90,059
97,770	*,e	Unity Software, Inc	10,738
4,319,223		Visa, Inc (Class A)	1,009,921
19,815	*	VMware, Inc (Class A)	3,170
56,882		Western Union Co	1,307
19,909	*	WEX, Inc	3,860
35,420	*	Wix.com Ltd	10,282
123,612	*	Workday, Inc	29,511
78,802	*	Zendesk, Inc	11,374
141,951	*	Zoom Video Communications, Inc	54,939
198,241	*	Zscaler, Inc	42,832
		TOTAL SOFTWARE & SERVICES	9,517,729

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
275,948		Amphenol Corp (Class A)	18,878
12,690,351		Apple, Inc	1,738,070
35,772	*	Arista Networks, Inc	12,961
92,999		CDW Corp	16,242
118,997		Cognex Corp	10,002
13,917	*	Coherent, Inc	3,679
133,327	*	CommScope Holding Co, Inc	2,841
170,933		Corning, Inc	6,991
88,787	*	Dell Technologies, Inc	8,849
287,669		HP, Inc	8,685
1,720	*	IPG Photonics Corp	362
76,282		Jabil Inc	4,433
54,087	*	Keysight Technologies, Inc	8,352
28,783	*	NCR Corp	1,313
98,037		NetApp, Inc	8,021
165,756	*	Pure Storage, Inc	3,237
3,875		Ubiquiti, Inc	1,210
60,768		Vontier Corp	1,980
35,377	*	Zebra Technologies Corp (Class A)	18,732
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,874,838

TELECOMMUNICATION SERVICES - 0.7%
1,855,339	g	Cellnex Telecom SAU	118,336
1,095,048	*	T-Mobile US, Inc	158,596
		TOTAL TELECOMMUNICATION SERVICES	276,932

254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)

TRANSPORTATION - 2.2%
14,868		CH Robinson Worldwide, Inc			$1,393
424,703	*	Delta Air Lines, Inc			18,373
81,506		Expeditors International of Washington, Inc			10,319
430,604		FedEx Corp			128,462
49,601		JB Hunt Transport Services, Inc			8,082
16,081		Kansas City Southern			4,557
22,520		Landstar System, Inc			3,559
186,325	*	Lyft, Inc (Class A)			11,269
62,564		Old Dominion Freight Line			15,879
5,730,055	*	Uber Technologies, Inc			287,190
997,976		Union Pacific Corp			219,485
481,421		United Parcel Service, Inc (Class B)			100,121
383,326	*	XPO Logistics, Inc			53,623
		TOTAL TRANSPORTATION			862,312

UTILITIES - 0.0%
21,295		Brookfield Renewable Corp			893
73,384		NRG Energy, Inc			2,958
		TOTAL UTILITIES			3,851

		TOTAL COMMON STOCKS			38,713,493
		(Cost $27,022,091)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.2%
$17,188,000		Federal Farm Credit Bank (FFCB)	0.020%	09/22/21	17,186
45,000,000		Federal Home Loan Bank (FHLB)	0.025-0.040	07/21/21	44,999
7,882,000		FHLB	0.013-0.015	08/04/21	7,882
9,500,000		FHLB	0.015	08/06/21	9,499
		TOTAL GOVERNMENT AGENCY DEBT			79,566

TREASURY DEBT - 0.1%
14,105,000		United States Treasury Bill	0.025-0.026	07/08/21	14,105
		TOTAL TREASURY DEBT			14,105

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
200,138,630	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		200,139
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			200,139

		TOTAL SHORT-TERM INVESTMENTS			293,810
		(Cost $293,812)
		TOTAL INVESTMENTS - 100.4%			39,007,303
		(Cost $27,315,903)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(157,141)
		NET ASSETS - 100.0%			$38,850,162
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $299,775,302.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/21, the aggregate value of these securities is $278,482,745 or 0.7% of net assets.

Cost amounts are in thousands.
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2021

PRINCIPAL		ISSUER	MATURITY DATE	VALUE (000)

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$8,098		GAMCO Investors, Inc	06/15/23	$8
		TOTAL DIVERSIFIED FINANCIALS		8

		TOTAL CORPORATE BONDS		8
		(Cost $8)

SHARES		COMPANY

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.8%
49,971	*	Adient plc		2,259
60,325	*	American Axle & Manufacturing Holdings, Inc		624
148,623	*	Aptiv plc		23,383
14,947	*,e	Arcimoto, Inc		257
131,607		BorgWarner, Inc		6,388
43,545	*,e	Canoo, Inc		433
12,534	*	Cooper-Standard Holding, Inc		363
76,541		Dana Inc		1,819
12,642	*	Dorman Products, Inc		1,311
86,619	*,e	Fisker, Inc		1,670
2,151,852	*	Ford Motor Co		31,976
23,054	*	Fox Factory Holding Corp		3,589
756,101	*	General Motors Co		44,738
132,724		Gentex Corp		4,392
18,149	*	Gentherm, Inc		1,289
150,840	*	Goodyear Tire & Rubber Co		2,587
87,213		Harley-Davidson, Inc		3,996
12,667		LCI Industries, Inc		1,665
32,974		Lear Corp		5,780
61,192	*,e	Lordstown Motors Corp		677
36,302	*	Modine Manufacturing Co		602
13,147	*	Motorcar Parts of America, Inc		295
12,396		Patrick Industries, Inc		905
63,880	*	QuantumScape Corp		1,869
11,405		Standard Motor Products, Inc		494
20,247	*	Stoneridge, Inc		597
38,574	*	Tenneco, Inc		745
426,744	*	Tesla, Inc		290,058
29,413		Thor Industries, Inc		3,324
16,494	*	Visteon Corp		1,995
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,654		Winnebago Industries, Inc	$1,200
67,449	*,e	Workhorse Group, Inc	1,119
9,934	*	XPEL, Inc	833
		TOTAL AUTOMOBILES & COMPONENTS	443,232

BANKS - 4.5%
12,408		1st Source Corp	576
7,958		Allegiance Bancshares, Inc	306
9,341		Altabancorp	405
12,491	*	Amerant Bancorp Inc	267
5,882		American National Bankshares, Inc	183
38,500		Ameris Bancorp	1,949
8,680		Arrow Financial Corp	312
85,309		Associated Banc-Corp	1,747
14,762	*	Atlantic Capital Bancshares, Inc	376
42,326		Atlantic Union Bankshares Corp	1,533
31,941	*	Axos Financial, Inc	1,482
31,112		Banc of California, Inc	546
11,574		Bancfirst Corp	723
62,103		BancorpSouth Bank	1,759
3,732	e	Bank First Corp	260
4,148,124		Bank of America Corp	171,027
23,380		Bank of Hawaii Corp	1,969
7,728		Bank of Marin Bancorp	247
27,371		Bank of NT Butterfield & Son Ltd	970
68,657		Bank OZK	2,895
50,841		BankUnited	2,170
18,925		Banner Corp	1,026
11,016		Bar Harbor Bankshares	315
26,834		Berkshire Hills Bancorp, Inc	736
15,941		BOK Financial Corp	1,380
44,890		Boston Private Financial Holdings, Inc	662
54,590		Brookline Bancorp, Inc	816
12,987		Bryn Mawr Bank Corp	548
6,436		Business First Bancshares, Inc	148
5,576		Byline Bancorp, Inc	126
65,383		Cadence BanCorp	1,365
2,502		Cambridge Bancorp	208
11,436		Camden National Corp	546
9,158		Capital City Bank Group, Inc	236
70,917		Capitol Federal Financial	835
5,956		Capstar Financial Holdings, Inc	122
14,623	*	Carter Bankshares, Inc	183
40,414		Cathay General Bancorp	1,591
12,633		CBTX, Inc	345
21,511		Central Pacific Financial Corp	561
2,245		Century Bancorp, Inc	256
54,177		CIT Group, Inc	2,795
1,136,848		Citigroup, Inc	80,432
9,568		Citizens & Northern Corp	234
233,465		Citizens Financial Group, Inc	10,709
10,955		City Holding Co	824
7,262		Civista Bancshares, Inc	160
9,772		CNB Financial Corp	223
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,274		Columbia Banking System, Inc	$1,514
33,673	*	Columbia Financial, Inc	580
76,653		Comerica, Inc	5,468
55,789		Commerce Bancshares, Inc	4,160
29,222		Community Bank System, Inc	2,211
11,638		Community Trust Bancorp, Inc	470
21,722		ConnectOne Bancorp, Inc	568
29,153	*	CrossFirst Bankshares, Inc	401
31,366		Cullen/Frost Bankers, Inc	3,513
19,196	*	Customers Bancorp, Inc	748
75,634		CVB Financial Corp	1,557
19,153		Dime Community Bancshares, Inc	644
17,266		Eagle Bancorp, Inc	968
77,531		East West Bancorp, Inc	5,558
94,260		Eastern Bankshares, Inc	1,939
6,481		Enterprise Bancorp, Inc	212
16,077		Enterprise Financial Services Corp	746
7,477	*	Equity Bancshares, Inc	228
64,560		Essent Group Ltd	2,902
18,150		Farmers National Banc Corp	282
13,107		FB Financial Corp	489
6,481		Federal Agricultural Mortgage Corp (FAMC)	641
385,598		Fifth Third Bancorp	14,741
10,211		Financial Institutions, Inc	306
15,371		First Bancorp (NC)	629
114,850		First Bancorp (Puerto Rico)	1,369
6,485		First Bancorp, Inc	191
6,018		First Bancshares, Inc	225
26,747		First Busey Corp	660
3,317	e	First Citizens Bancshares, Inc (Class A)	2,762
52,091		First Commonwealth Financial Corp	733
12,139		First Community Bancshares, Inc	362
52,485		First Financial Bancorp	1,240
70,877		First Financial Bankshares, Inc	3,482
8,330		First Financial Corp	340
19,660		First Foundation, Inc	443
71,845		First Hawaiian, Inc	2,036
308,284		First Horizon National Corp	5,327
4,089		First Internet Bancorp	127
18,329		First Interstate Bancsystem, Inc	767
29,933		First Merchants Corp	1,247
7,120		First Mid-Illinois Bancshares, Inc	288
63,811		First Midwest Bancorp, Inc	1,265
15,462		First of Long Island Corp	328
96,350		First Republic Bank	18,034
28,444		Flagstar Bancorp, Inc	1,202
20,105		Flushing Financial Corp	431
181,165		FNB Corp	2,234
84,379		Fulton Financial Corp	1,332
14,703		German American Bancorp, Inc	547
55,696		Glacier Bancorp, Inc	3,068
7,809		Great Southern Bancorp, Inc	421
30,231		Great Western Bancorp, Inc	991
1,346		Guaranty Bancshares, Inc	46
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,878		Hancock Whitney Corp	$2,128
23,963		Hanmi Financial Corp	457
16,668		HarborOne Northeast Bancorp, Inc	239
21,986		Heartland Financial USA, Inc	1,033
25,661		Heritage Commerce Corp	286
22,188		Heritage Financial Corp	555
35,248		Hilltop Holdings, Inc	1,283
997		Hingham Institution for Savings	290
4,264		Home Bancorp, Inc	163
81,882		Home Bancshares, Inc	2,021
15,022		HomeStreet, Inc	612
13,541		HomeTrust Bancshares, Inc	378
64,875		Hope Bancorp, Inc	920
23,268		Horizon Bancorp	406
6,001	*	Howard Bancorp, Inc	97
814,102		Huntington Bancshares, Inc	11,617
17,987		Independent Bank Corp (MA)	1,358
17,558		Independent Bank Corp (MI)	381
20,253		Independent Bank Group, Inc	1,498
29,344		International Bancshares Corp	1,260
129,084		Investors Bancorp, Inc	1,841
1,654,422		JPMorgan Chase & Co	257,329
39,857		Kearny Financial Corp	476
534,261		Keycorp	11,032
32,502		Lakeland Bancorp, Inc	568
13,317		Lakeland Financial Corp	821
14,926		Live Oak Bancshares, Inc	881
70,925		M&T Bank Corp	10,306
19,210		Macatawa Bank Corp	168
12,428		Mercantile Bank Corp	375
5,375		Merchants Bancorp	211
25,515		Meridian Bancorp, Inc	522
20,574		Meta Financial Group, Inc	1,042
4,420	*	Metropolitan Bank Holding Corp	266
185,600		MGIC Investment Corp	2,524
10,800		Midland States Bancorp, Inc	284
7,821		MidWestOne Financial Group, Inc	225
34,360	*	Mr Cooper Group, Inc	1,136
5,369		MVB Financial Corp	229
19,324		National Bank Holdings Corp	729
23,025		NBT Bancorp, Inc	828
253,221		New York Community Bancorp, Inc	2,791
6,480	*	Nicolet Bankshares, Inc	456
38,864	*	NMI Holdings, Inc	874
33,024		Northfield Bancorp, Inc	542
5,019		Northrim BanCorp, Inc	215
66,760		Northwest Bancshares, Inc	911
30,487		OceanFirst Financial Corp	635
33,903		OFG Bancorp	750
90,192		Old National Bancorp	1,588
21,667		Old Second Bancorp, Inc	269
11,057		Origin Bancorp, Inc	469
5,318		Orrstown Financial Services, Inc	123
51,153		Pacific Premier Bancorp, Inc	2,163
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,007		PacWest Bancorp	$2,717
7,855		Park National Corp	922
13,465		PCSB Financial Corp	245
11,582		Peapack Gladstone Financial Corp	360
17,636		PennyMac Financial Services, Inc	1,089
12,623		Peoples Bancorp, Inc	374
5,712		Peoples Financial Services Corp	243
233,553		People’s United Financial, Inc	4,003
41,191		Pinnacle Financial Partners, Inc	3,637
233,352		PNC Financial Services Group, Inc	44,514
47,405		Popular, Inc	3,558
8,859		Preferred Bank	561
8,456		Premier Financial Bancorp, Inc	142
20,188		Premier Financial Corp	574
8,140		Primis Financial Corp	124
48,715		Prosperity Bancshares, Inc	3,498
6,589		Provident Bancorp Inc	107
41,409		Provident Financial Services, Inc	948
8,729		QCR Holdings, Inc	420
98,093		Radian Group, Inc	2,183
9,265		RBB Bancorp	224
528,274		Regions Financial Corp	10,661
4,712		Reliant Bancorp Inc	131
30,881		Renasant Corp	1,235
6,104		Republic Bancorp, Inc (Class A)	282
34,776	*	Republic First Bancorp, Inc	139
74,318	e	Rocket Cos, Inc	1,438
25,676		S&T Bancorp, Inc	804
22,606		Sandy Spring Bancorp, Inc	998
28,631		Seacoast Banking Corp of Florida	978
24,631		ServisFirst Bancshares, Inc	1,674
8,919		Sierra Bancorp	227
31,566		Signature Bank	7,754
12,494	*	Silvergate Capital Corp	1,416
55,218		Simmons First National Corp (Class A)	1,620
5,382		SmartFinancial, Inc	129
38,679		South State Corp	3,162
4,079	*	Southern First Bancshares, Inc	209
4,139		Southern Missouri Bancorp, Inc	186
20,042		Southside Bancshares, Inc	766
104,925		Sterling Bancorp	2,601
11,262		Stock Yards Bancorp, Inc	573
6,101		Summit Financial Group, Inc	134
29,703	*	SVB Financial Group	16,528
85,330		Synovus Financial Corp	3,744
27,678	*	Texas Capital Bancshares, Inc	1,757
34,383		TFS Financial Corp	698
35,393	*	The Bancorp, Inc	814
7,797		Tompkins Financial Corp	605
36,656		Towne Bank	1,115
19,212		Trico Bancshares	818
16,178	*	Tristate Capital Holdings, Inc	330
10,668	*	Triumph Bancorp, Inc	792
738,688		Truist Financial Corp	40,997
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,208		TrustCo Bank Corp NY	$488
34,442		Trustmark Corp	1,061
23,900		UMB Financial Corp	2,224
117,477		Umpqua Holdings Corp	2,167
68,198		United Bankshares, Inc	2,489
43,715		United Community Banks, Inc	1,399
19,117		Univest Financial Corp	504
738,227		US Bancorp	42,057
23,393		UWM Holdings Corp	198
218,557		Valley National Bancorp	2,935
22,054		Veritex Holdings, Inc	781
15,960		Walker & Dunlop, Inc	1,666
39,374		Washington Federal, Inc	1,251
10,818		Washington Trust Bancorp, Inc	556
19,189		Waterstone Financial, Inc	377
51,153		Webster Financial Corp	2,729
2,275,424		Wells Fargo & Co	103,054
35,637		WesBanco, Inc	1,270
11,970		West Bancorporation, Inc	332
14,217		Westamerica Bancorporation	825
55,378		Western Alliance Bancorp	5,142
31,127		Wintrust Financial Corp	2,354
25,658		WSFS Financial Corp	1,195
90,905		Zions Bancorporation	4,805
		TOTAL BANKS	1,090,235

CAPITAL GOODS - 6.2%
318,143		3M Co	63,193
72,697		A.O. Smith Corp	5,239
21,498		Aaon, Inc	1,346
23,226	*	AAR Corp	900
19,422		Acuity Brands, Inc	3,633
31,531		Advanced Drainage Systems, Inc	3,676
76,752	*	Aecom Technology Corp	4,860
39,078		Aerojet Rocketdyne Holdings, Inc	1,887
12,268	*	Aerovironment, Inc	1,229
34,274		AGCO Corp	4,469
56,080		Air Lease Corp	2,341
5,427		Alamo Group, Inc	829
16,794		Albany International Corp (Class A)	1,499
49,318		Allegion plc	6,870
6,739		Allied Motion Technologies, Inc	233
59,839		Allison Transmission Holdings, Inc	2,378
35,359		Altra Industrial Motion Corp	2,299
13,776	*	Ameresco, Inc	864
15,290	*	American Superconductor Corp	266
10,171	*	American Woodmark Corp	831
125,872		Ametek, Inc	16,804
98,441	*,g	API Group Corp	2,056
13,802		Apogee Enterprises, Inc	562
21,181		Applied Industrial Technologies, Inc	1,929
26,444		Arcosa, Inc	1,553
10,471		Argan, Inc	500
26,334		Armstrong World Industries, Inc	2,825
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,116	*	Array Technologies, Inc	$1,078
15,250		Astec Industries, Inc	960
15,755	*	Astronics Corp	276
23,836	*	Atkore International Group, Inc	1,692
35,579	*	Axon Enterprise, Inc	6,290
60,195	*	AZEK Co, Inc	2,556
13,571		AZZ, Inc	703
30,289	*	Babcock & Wilcox Enterprises, Inc	239
25,595		Barnes Group, Inc	1,312
30,448	*	Beacon Roofing Supply, Inc	1,621
75,992	*,e	Bloom Energy Corp	2,042
3,946	*	Blue Bird Corp	98
4,896	*	BlueLinx Holdings, Inc	246
294,557	*	Boeing Co	70,564
21,496		Boise Cascade Co	1,254
112,573	*	Builders FirstSource, Inc	4,802
52,184		BWX Technologies, Inc	3,033
14,163		Caesarstone Sdot-Yam Ltd	209
8,775		CAI International, Inc	491
27,634		Carlisle Cos, Inc	5,289
477,900		Carrier Global Corp	23,226
301,908		Caterpillar, Inc	65,704
68,727	*	ChargePoint Holdings, Inc	2,388
19,930	*	Chart Industries, Inc	2,916
12,045	*	CIRCOR International, Inc	393
64,286	*	Colfax Corp	2,945
14,727		Columbus McKinnon Corp	710
19,457		Comfort Systems USA, Inc	1,533
11,212	*	Construction Partners Inc	352
29,151	*	Cornerstone Building Brands, Inc	530
27,810		Crane Co	2,569
7,468		CSW Industrials, Inc	885
80,294		Cummins, Inc	19,576
22,308		Curtiss-Wright Corp	2,649
155,062		Deere & Co	54,692
45,611	*	Desktop Metal, Inc	525
71,161		Donaldson Co, Inc	4,521
16,771	e	Douglas Dynamics, Inc	682
78,856		Dover Corp	11,876
8,048	*	Ducommun, Inc	439
11,117	*	DXP Enterprises, Inc	370
16,954	*	Dycom Industries, Inc	1,264
218,932		Eaton Corp	32,441
28,208		EMCOR Group, Inc	3,475
328,063		Emerson Electric Co	31,573
10,981		Encore Wire Corp	832
24,905	*	Energy Recovery, Inc	567
32,971		Enerpac Tool Group Corp	878
25,301		EnerSys	2,473
11,263		EnPro Industries, Inc	1,094
13,003		ESCO Technologies, Inc	1,220
2,576	*,e	EVI Industries, Inc	73
63,155	*	Evoqua Water Technologies Corp	2,133
315,325		Fastenal Co	16,397
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,884		Federal Signal Corp	$1,323
71,435		Flowserve Corp	2,880
77,505	*	Fluor Corp	1,372
179,524		Fortive Corp	12,520
75,096		Fortune Brands Home & Security, Inc	7,480
25,145		Franklin Electric Co, Inc	2,027
176,294	*	FuelCell Energy, Inc	1,569
30,738	*	Gates Industrial Corp plc	555
19,270		GATX Corp	1,705
33,699	*	Generac Holdings, Inc	13,990
138,283		General Dynamics Corp	26,033
4,805,361		General Electric Co	64,680
17,907	*	Gibraltar Industries, Inc	1,366
9,938		Global Industrial Co	365
23,326	*	GMS, Inc	1,123
12,385	e	Gorman-Rupp Co	427
92,224		Graco, Inc	6,981
95,580		GrafTech International Ltd	1,111
24,972		Granite Construction, Inc	1,037
44,924	*	Great Lakes Dredge & Dock Corp	656
19,838		Greenbrier Cos, Inc	865
20,793		Griffon Corp	533
17,554		H&E Equipment Services, Inc	584
24,611		HEICO Corp	3,431
43,210		HEICO Corp (Class A)	5,366
16,194		Helios Technologies, Inc	1,264
13,619	*	Herc Holdings, Inc	1,526
48,986	*	Hexcel Corp	3,057
41,016		Hillenbrand, Inc	1,808
382,221		Honeywell International, Inc	83,840
215,275	*	Howmet Aerospace, Inc	7,421
30,217		Hubbell, Inc	5,646
21,636		Huntington Ingalls	4,560
5,385	*	Hydrofarm Holdings Group, Inc	318
63,978	*	Hyliion Holdings Corp	745
7,224		Hyster-Yale Materials Handling, Inc	527
41,386		IDEX Corp	9,107
5,334	*	IES Holdings, Inc	274
172,991		Illinois Tool Works, Inc	38,674
206,031	*	Ingersoll Rand, Inc	10,056
13,472		Insteel Industries, Inc	433
46,862		ITT, Inc	4,292
45,832	*	JELD-WEN Holding, Inc	1,204
16,888		John Bean Technologies Corp	2,409
393,540		Johnson Controls International plc	27,009
5,348		Kadant, Inc	942
15,070		Kaman Corp	760
45,625		Kennametal, Inc	1,639
66,946	*	Kratos Defense & Security Solutions, Inc	1,907
112,350		L3Harris Technologies, Inc	24,284
4,456	*	Lawson Products, Inc	238
18,711		Lennox International, Inc	6,564
31,533		Lincoln Electric Holdings, Inc	4,153
5,950		Lindsay Corp	983
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

136,229		Lockheed Martin Corp	$51,542
17,575		Luxfer Holdings plc	391
12,223	*	Lydall, Inc	740
22,630	*	Manitowoc Co, Inc	554
139,003		Masco Corp	8,189
13,395	*	Masonite International Corp	1,497
31,664	*	Mastec, Inc	3,360
19,934	*	Matrix Service Co	209
38,365		Maxar Technologies, Inc	1,532
13,177		McGrath RentCorp	1,075
30,340	*	Mercury Systems, Inc	2,011
34,734	*	Meritor, Inc	813
30,281	*	Middleby Corp	5,246
7,280		Miller Industries, Inc	287
15,909		Moog, Inc (Class A)	1,337
43,932	*	MRC Global, Inc	413
25,456		MSC Industrial Direct Co (Class A)	2,284
30,655		Mueller Industries, Inc	1,328
85,916		Mueller Water Products, Inc (Class A)	1,239
10,993	*	MYR Group, Inc	999
3,534		National Presto Industries, Inc	359
27,340	*	Navistar International Corp	1,217
109,431	*,e	Nikola Corp	1,976
19,066	*	NN, Inc	140
31,890		Nordson Corp	7,000
83,003		Northrop Grumman Corp	30,166
6,891	*	Northwest Pipe Co	195
78,206	*	NOW, Inc	742
5,211	*	NV5 Global Inc	492
87,536		nVent Electric plc	2,735
2,354	e	Omega Flex, Inc	345
38,204		Oshkosh Corp	4,762
236,219		Otis Worldwide Corp	19,316
56,584		Owens Corning, Inc	5,540
188,380		PACCAR, Inc	16,813
35,158	*	PAE, Inc	313
14,228		Park Aerospace Corp	212
71,385		Parker-Hannifin Corp	21,923
6,136		Park-Ohio Holdings Corp	197
12,058	*	Parsons Corp	475
88,369		Pentair plc	5,964
36,380	*	PGT Innovations, Inc	845
274,975	*	Plug Power, Inc	9,401
7,077		Powell Industries, Inc	219
1,801		Preformed Line Products Co	134
28,783		Primoris Services Corp	847
15,505	*	Proto Labs, Inc	1,423
25,291		Quanex Building Products Corp	628
75,730		Quanta Services, Inc	6,859
19,463		Raven Industries, Inc	1,126
833,472		Raytheon Technologies Corp	71,103
13,498	*	RBC Bearings, Inc	2,692
20,978		Regal-Beloit Corp	2,801
82,950	*	Resideo Technologies, Inc	2,489
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,757		REV Group, Inc	$137
65,462		Rexnord Corp	3,276
63,793		Rockwell Automation, Inc	18,246
57,766		Roper Technologies Inc	27,162
22,440		Rush Enterprises, Inc (Class A)	970
6,895		Rush Enterprises, Inc (Class B)	263
88,808	*	Sensata Technologies Holding plc	5,148
50,036	*	Shoals Technologies Group, Inc	1,776
18,886		Shyft Group, Inc	707
23,778		Simpson Manufacturing Co, Inc	2,626
24,415	*	SiteOne Landscape Supply, Inc	4,132
28,698		Snap-On, Inc	6,412
59,911		Spirit Aerosystems Holdings, Inc (Class A)	2,827
23,935	*	SPX Corp	1,462
23,001		SPX FLOW, Inc	1,501
8,333		Standex International Corp	791
88,696		Stanley Black & Decker, Inc	18,182
34,176	*,e	Stem, Inc	1,231
18,886	*	Sterling Construction Co, Inc	456
109,516	*,e	Sunrun, Inc	6,109
25,245	*	Teledyne Technologies, Inc	10,573
10,075		Tennant Co	804
35,787		Terex Corp	1,704
26,155	*	Textainer Group Holdings Ltd	883
123,961		Textron, Inc	8,525
8,048	*,e	The ExOne Company	174
24,419	*	Thermon Group Holdings	416
35,263		Timken Co	2,842
27,553	*	Titan International, Inc	234
11,613	*	Titan Machinery, Inc	359
59,015		Toro Co	6,485
19,490	*	TPI Composites, Inc	944
131,175		Trane Technologies plc	24,155
3,856	*	Transcat Inc	218
28,405	*	TransDigm Group, Inc	18,386
63,333	*	Trex Co, Inc	6,473
23,586	*	Trimas Corp	715
47,350		Trinity Industries, Inc	1,273
36,424		Triton International Ltd	1,906
32,779	*	Triumph Group, Inc	680
27,269	*	Tutor Perini Corp	378
31,994		UFP Industries, Inc	2,378
39,824	*	United Rentals, Inc	12,704
91,890	*	Univar Solutions Inc	2,240
10,628		Valmont Industries, Inc	2,509
7,860	*	Vectrus, Inc	374
7,828	*	Veritiv Corp	481
154,466		Vertiv Holdings Co	4,217
12,845	*	Vicor Corp	1,358
46,216	*	View, Inc	392
78,897	*	Virgin Galactic Holdings, Inc	3,629
25,531		W.W. Grainger, Inc	11,183
28,077		Wabash National Corp	449
99,754		Wabtec Corp	8,210
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,942		Watsco, Inc	$5,143
15,011		Watts Water Technologies, Inc (Class A)	2,190
71,352	*	Welbilt, Inc	1,652
24,302	*	WESCO International, Inc	2,499
3,392	*	Willis Lease Finance Corp	145
98,203	*	WillScot Mobile Mini Holdings Corp	2,737
30,482		Woodward Inc	3,746
98,686		Xylem, Inc	11,838
		TOTAL CAPITAL GOODS	1,517,456

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
40,285		ABM Industries, Inc	1,787
37,820	*	Acacia Research (Acacia Technologies)	256
50,836		ACCO Brands Corp	439
86,801		ADT, Inc	937
27,574	*	ASGN Inc	2,673
5,145		Barrett Business Services, Inc	374
73,456		Booz Allen Hamilton Holding Co	6,257
22,496		Brady Corp (Class A)	1,261
16,522	*	BrightView Holdings, Inc	266
26,557	e	Brink’s Co	2,041
12,641	*	CACI International, Inc (Class A)	3,225
26,846	*	Casella Waste Systems, Inc (Class A)	1,703
27,294	*	CBIZ, Inc	894
18,496	*	Ceco Environmental Corp	132
8,021	*	Cimpress plc	870
49,302		Cintas Corp	18,833
226,376	*	Clarivate Analytics plc	6,232
27,814	*	Clean Harbors, Inc	2,591
114,872	*	Copart, Inc	15,144
49,610	*	CoreCivic, Inc	519
215,260	*	CoStar Group, Inc	17,828
65,371		Covanta Holding Corp	1,151
3,881		CRA International, Inc	332
22,984		Deluxe Corp	1,098
20,676	*	Driven Brands Holdings, Inc	639
87,944	*	Dun & Bradstreet Holdings, Inc	1,879
20,052		Ennis, Inc	431
66,486		Equifax, Inc	15,924
28,338		Exponent, Inc	2,528
7,582	*	Forrester Research, Inc	347
7,620	*	Franklin Covey Co	246
18,215	*	FTI Consulting, Inc	2,488
9,864	*	GP Strategies Corp	155
42,732	*	Harsco Corp	873
40,910		Healthcare Services Group	1,291
14,300		Heidrick & Struggles International, Inc	637
8,893	*	Heritage-Crystal Clean, Inc	264
28,968		Herman Miller, Inc	1,365
23,758		HNI Corp	1,045
15,850	*	Huron Consulting Group, Inc	779
74,086	*	IAA, Inc	4,041
10,095		ICF International, Inc	887
205,182		IHS Markit Ltd	23,116
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,828		Insperity, Inc	$1,792
44,581		Interface, Inc	682
71,004		Jacobs Engineering Group, Inc	9,473
67,918	*	KAR Auction Services, Inc	1,192
77,169		KBR, Inc	2,944
20,372	*	Kelly Services, Inc (Class A)	488
11,207		Kforce, Inc	705
25,171		Kimball International, Inc (Class B)	331
25,976		Knoll, Inc	675
29,134		Korn/Ferry International	2,114
77,553		Leidos Holdings, Inc	7,841
31,415		Manpower, Inc	3,736
14,965		Mantech International Corp (Class A)	1,295
16,885		Matthews International Corp (Class A)	607
13,300	*	Mistras Group, Inc	131
12,017	*	Montrose Environmental Group, Inc	645
19,573	e	MSA Safety, Inc	3,241
196,358		Nielsen NV	4,844
4,961		NL Industries, Inc	32
95,984		Pitney Bowes, Inc	842
115,463		Republic Services, Inc	12,702
20,546		Resources Connection, Inc	295
61,664		Robert Half International, Inc	5,486
127,813		Rollins, Inc	4,371
38,672	*	RR Donnelley & Sons Co	243
32,160		Science Applications International Corp	2,821
12,140	*	SP Plus Corp	371
61,807		Steelcase, Inc (Class A)	934
49,051	*	Stericycle, Inc	3,510
20,907	*	Team, Inc	140
29,513		Tetra Tech, Inc	3,602
104,231		TransUnion	11,446
22,121	*	TriNet Group, Inc	1,603
19,072	*	TrueBlue, Inc	536
8,983		Unifirst Corp	2,108
63,645	*	Upwork, Inc	3,710
16,280	*	US Ecology, Inc	611
87,227		Verisk Analytics, Inc	15,240
15,178	*	Viad Corp	757
5,586		VSE Corp	277
232,110		Waste Management, Inc	32,521
5,398	*	Willdan Group, Inc	203
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	292,875

CONSUMER DURABLES & APPAREL - 1.5%
15,286		Acushnet Holdings Corp	755
9,880	*	American Outdoor Brands, Inc	347
35,953	*	AMMO, Inc	352
21,459	*	Beazer Homes USA, Inc	414
44,121		Brunswick Corp	4,395
63,158	*	Callaway Golf Co	2,130
80,799	*	Capri Holdings Ltd	4,621
23,650		Carter’s, Inc	2,440
5,040	*	Cavco Industries, Inc	1,120
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,611		Century Communities, Inc	$906
14,289		Clarus Corp	367
21,928		Columbia Sportswear Co	2,157
35,306	*	Crocs, Inc	4,114
15,318	*	Deckers Outdoor Corp	5,883
183,407		DR Horton, Inc	16,575
7,865		Escalade, Inc	181
18,783		Ethan Allen Interiors, Inc	518
31,215	*	Fossil Group, Inc	446
82,696		Garmin Ltd	11,961
154,338	*,e	Genius Brands International, Inc	284
24,084	*	G-III Apparel Group Ltd	791
74,136	*	GoPro, Inc	864
16,535	*	Green Brick Partners, Inc	376
6,360	e	Hamilton Beach Brands Holding Co	142
201,239		Hanesbrands, Inc	3,757
72,105		Hasbro, Inc	6,815
21,061	*	Hayward Holdings, Inc	548
13,347	*	Helen of Troy Ltd	3,045
7,913		Hooker Furniture Corp	274
2,792	*	Hovnanian Enterprises, Inc	297
13,822		Installed Building Products, Inc	1,691
15,263	*	iRobot Corp	1,425
3,583		Johnson Outdoors, Inc	434
48,954		KB Home	1,993
30,075		Kontoor Brands, Inc	1,697
12,660	*	Latham Group, Inc	405
25,091		La-Z-Boy, Inc	929
73,033		Leggett & Platt, Inc	3,784
149,149		Lennar Corp (Class A)	14,818
8,594		Lennar Corp (Class B)	700
12,635	*	LGI Homes, Inc	2,046
7,210		Lifetime Brands, Inc	108
5,568	*	Lovesac Co	444
63,088	*	Lululemon Athletica, Inc	23,025
15,593	*	M/I Homes, Inc	915
13,092	*	Malibu Boats, Inc	960
8,407		Marine Products Corp	130
13,690	*	MasterCraft Boat Holdings, Inc	360
191,544	*	Mattel, Inc	3,850
32,613		MDC Holdings, Inc	1,650
22,102	*	Meritage Homes Corp	2,079
31,434	*	Mohawk Industries, Inc	6,041
11,320		Movado Group, Inc	356
17,631	*,e	Nautilus, Inc	297
207,669		Newell Brands Inc	5,705
681,496		Nike, Inc (Class B)	105,284
1,853	*	NVR, Inc	9,216
8,770		Oxford Industries, Inc	867
145,284	*	Peloton Interactive, Inc	18,018
5,912	*,e	PLBY Group, Inc	230
32,179		Polaris Inc	4,407
143,928		Pulte Homes, Inc	7,854
27,406	*	Purple Innovation, Inc	724
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,092	*	PVH Corp	$4,314
25,991		Ralph Lauren Corp	3,062
3,738		Rocky Brands, Inc	208
72,360	*	Skechers U.S.A., Inc (Class A)	3,606
28,672	*	Skyline Champion Corp	1,528
29,016		Smith & Wesson Brands, Inc	1,007
67,337	*	Sonos, Inc	2,372
44,766		Steven Madden Ltd	1,959
9,374		Sturm Ruger & Co, Inc	843
5,163		Superior Uniform Group, Inc	123
153,327	*	Tapestry, Inc	6,667
67,492	*	Taylor Morrison Home Corp	1,783
99,972		Tempur Sealy International, Inc	3,918
61,714		Toll Brothers, Inc	3,568
18,124	*	TopBuild Corp	3,585
65,578	*	TRI Pointe Homes, Inc	1,405
28,980	*	Tupperware Brands Corp	688
110,698	*	Under Armour, Inc (Class A)	2,341
110,542	*	Under Armour, Inc (Class C)	2,053
10,905	*	Unifi, Inc	266
10,485	*	Universal Electronics, Inc	509
16,444	*	Vera Bradley, Inc	204
177,722		VF Corp	14,580
29,556	*	Vista Outdoor, Inc	1,368
11,097	*	VOXX International Corp (Class A)	155
32,024	*,e	Vuzix Corp	588
33,668		Whirlpool Corp	7,340
48,726		Wolverine World Wide, Inc	1,639
46,993	*	YETI Holdings, Inc	4,315
		TOTAL CONSUMER DURABLES & APPAREL	375,311

CONSUMER SERVICES - 2.2%
36,774	*,e	2U, Inc	1,532
25,118	*	Accel Entertainment, Inc	298
29,568	*	Adtalem Global Education, Inc	1,054
12,233	*	American Public Education, Inc	347
125,887		ARAMARK Holdings Corp	4,689
17,816	*	Bally’s Corp	964
769	*	Biglari Holdings, Inc (B Shares)	123
15,173	*	BJ’s Restaurants, Inc	746
44,145	*	Bloomin’ Brands, Inc	1,198
8,897	*	Bluegreen Vacations Holding Corp	160
22,546	*	Booking Holdings, Inc	49,333
43,510	*	Boyd Gaming Corp	2,675
33,375	*	Bright Horizons Family Solutions	4,910
25,489	*	Brinker International, Inc	1,576
109,557	*	Caesars Entertainment, Inc	11,367
468,051	*	Carnival Corp	12,338
11,838		Carriage Services, Inc	438
27,792	*	Carrols Restaurant Group, Inc	167
16,727	*	Century Casinos, Inc	225
23,639	*	Cheesecake Factory	1,281
76,982	*	Chegg, Inc	6,398
15,454	*	Chipotle Mexican Grill, Inc (Class A)	23,959
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,126		Choice Hotels International, Inc	$2,273
20,586		Churchill Downs, Inc	4,081
12,474	*	Chuy’s Holdings, Inc	465
6,575	*	Coursera, Inc	260
12,944		Cracker Barrel Old Country Store, Inc	1,922
71,457		Darden Restaurants, Inc	10,432
23,587	*	Dave & Buster’s Entertainment, Inc	958
23,487		Del Taco Restaurants, Inc	235
41,277	*	Denny’s Corp	681
6,593	*,†,e	Diamond Resorts International, Inc	0	^
8,713	*	Dine Brands Global Inc.	778
21,255		Domino’s Pizza, Inc	9,915
166,848	*	DraftKings, Inc	8,704
14,501	*	El Pollo Loco Holdings, Inc	265
45,885	*	Everi Holdings, Inc	1,144
78,395	*	Expedia Group, Inc	12,834
20,469	*	Fiesta Restaurant Group, Inc	275
45,952	*	frontdoor, Inc	2,289
13,690	*,e	GAN Ltd	225
7,389	*	Golden Entertainment, Inc	331
17,420	*	Golden Nugget Online Gaming, Inc	222
2,114		Graham Holdings Co	1,340
26,419	*	Grand Canyon Education, Inc	2,377
98,961		H&R Block, Inc	2,324
49,665	*	Hilton Grand Vacations, Inc	2,056
150,570	*	Hilton Worldwide Holdings, Inc	18,162
76,812	*	Houghton Mifflin Harcourt Co	848
24,452	*	Hyatt Hotels Corp	1,898
54,564	*,e	International Game Technology plc	1,307
12,544		Jack in the Box, Inc	1,398
181,736	*	Las Vegas Sands Corp	9,576
62,559	*	Laureate Education, Inc	908
10,890	*	Lindblad Expeditions Holdings, Inc	174
149,506	*	Marriott International, Inc (Class A)	20,411
22,871	*	Marriott Vacations Worldwide Corp	3,643
410,804		McDonald’s Corp	94,892
224,228		MGM Resorts International	9,563
7,140	*	Monarch Casino & Resort, Inc	472
2,378		Nathan’s Famous, Inc	170
3,043	*	NEOGAMES S.A.	187
8,091	*	Noodles & Co	101
204,209	*,e	Norwegian Cruise Line Holdings Ltd	6,006
29,338	*,e	OneSpaWorld Holdings Ltd	284
18,811		Papa John’s International, Inc	1,965
85,767	*	Penn National Gaming, Inc	6,560
46,334	*	Perdoceo Education Corp	569
45,756	*	Planet Fitness, Inc	3,443
10,854	*	PlayAGS, Inc	107
6,547	e	RCI Hospitality Holdings, Inc	433
9,211	*	Red Robin Gourmet Burgers, Inc	305
37,399	*	Red Rock Resorts, Inc	1,589
27,109	*,e	Regis Corp	254
120,421	*	Royal Caribbean Cruises Ltd	10,269
28,549	*	Rush Street Interactive, Inc	350
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,790	*	Ruth’s Hospitality Group Inc	$502
52,481	*	Scientific Games Corp (Class A)	4,064
30,308	*	SeaWorld Entertainment, Inc	1,514
89,873		Service Corp International	4,816
20,425	*	Shake Shack, Inc	2,186
42,367	*	Six Flags Entertainment Corp	1,834
648,149		Starbucks Corp	72,470
11,328		Strategic Education, Inc	862
26,055	*	Stride, Inc	837
21,327	*	Target Hospitality Corp	79
70,662	*	Terminix Global Holdings, Inc	3,371
40,109		Texas Roadhouse, Inc (Class A)	3,858
46,546		Travel & Leisure Co	2,767
21,929	*	Vail Resorts, Inc	6,941
41,530	*,e	Vivint Smart Home, Inc	548
97,887		Wendy’s	2,292
16,288		Wingstop, Inc	2,567
26,120	*	WW International Inc	944
51,637		Wyndham Hotels & Resorts, Inc	3,733
58,587	*	Wynn Resorts Ltd	7,165
231,270		Yum China Holdings, Inc	15,322
163,945		Yum! Brands, Inc	18,859
		TOTAL CONSUMER SERVICES	545,539

DIVERSIFIED FINANCIALS - 5.1%
22,801		Affiliated Managers Group, Inc	3,516
280,518		AGNC Investment Corp	4,738
8,948		Alerus Financial Corp	260
203,144		Ally Financial, Inc	10,125
4,761		A-Mark Precious Metals, Inc	221
358,476		American Express Co	59,231
64,212		Ameriprise Financial, Inc	15,981
767,756		Annaly Capital Management, Inc	6,818
68,911		Apollo Commercial Real Estate Finance, Inc	1,099
98,070		Apollo Global Management, Inc	6,100
61,262		Arbor Realty Trust, Inc	1,092
22,112		Ares Commercial Real Estate Corp	325
75,533		Ares Management Corp	4,803
26,163		ARMOUR Residential REIT, Inc	299
32,135		Artisan Partners Asset Management, Inc	1,633
8,796	*	Assetmark Financial Holdings, Inc	220
4,316		Associated Capital Group, Inc	168
10,240		B. Riley Financial, Inc	773
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	330
440,904		Bank of New York Mellon Corp	22,587
1,031,627	*	Berkshire Hathaway, Inc (Class B)	286,710
166,153		BGC Partners, Inc (Class A)	942
78,625		BlackRock, Inc	68,795
374,468		Blackstone Group, Inc	36,376
73,790		Blackstone Mortgage Trust, Inc	2,353
30,473	*	Blucora, Inc	527
31,648		Brightsphere Investment Group, Inc	741
46,061		BrightSpire Capital, Inc	433
76,557		Broadmark Realty Capital, Inc	811
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

48,331	*	Cannae Holdings, Inc	$1,639
246,497		Capital One Financial Corp	38,131
71,072		Capstead Mortgage Corp	436
89,155		Carlyle Group, Inc	4,144
58,426		CBOE Global Markets, Inc	6,956
862,792		Charles Schwab Corp	62,820
125,626		Chimera Investment Corp	1,892
197,153		CME Group, Inc	41,930
15,440		Cohen & Steers, Inc	1,267
18,127	e	Cowen Group, Inc	744
5,110	*,e	Credit Acceptance Corp	2,320
7,834		Curo Group Holdings Corp	133
2,179		Diamond Hill Investment Group, Inc	365
167,441		Discover Financial Services	19,807
19,156	*	Donnelley Financial Solutions, Inc	632
11,107		Dynex Capital, Inc	207
17,423		Ellington Financial Inc	334
17,368	*,e	Encore Capital Group, Inc	823
23,911	*	Enova International, Inc	818
210,922		Equitable Holdings, Inc	6,423
21,958		Evercore Inc	3,091
38,445	*	Ezcorp, Inc (Class A)	232
20,828		Factset Research Systems, Inc	6,990
51,663		Federated Investors, Inc (Class B)	1,752
24,222		FirstCash, Inc	1,852
24,131	*	Focus Financial Partners, Inc	1,170
158,845		Franklin Resources, Inc	5,081
4,049		GAMCO Investors, Inc (Class A)	102
181,515		Goldman Sachs Group, Inc	68,890
31,227		Granite Point Mortgage Trust, Inc	461
9,250		Great Ajax Corp	120
33,057	*	Green Dot Corp	1,549
19,893		Greenhill & Co, Inc	310
18,233		Hamilton Lane, Inc	1,661
41,845	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,350
25,893		Houlihan Lokey, Inc	2,118
44,099		Interactive Brokers Group, Inc (Class A)	2,899
306,976		Intercontinental Exchange Group, Inc	36,438
183,237		Invesco Ltd	4,898
100,745	e	Invesco Mortgage Capital, Inc	393
93,832		Janus Henderson Group plc	3,642
121,590		Jefferies Financial Group, Inc	4,158
302,335		KKR & Co, Inc	17,910
17,625		KKR Real Estate Finance Trust, Inc	381
49,932		Ladder Capital Corp	576
55,948		Lazard Ltd (Class A)	2,532
42,896	*	LendingClub Corp	778
6,343	*,e	LendingTree, Inc	1,344
43,732		LPL Financial Holdings, Inc	5,903
20,525		MarketAxess Holdings, Inc	9,515
6,533		Marlin Business Services Corp	149
270,747		MFA Financial Inc	1,243
33,380		Moelis & Co	1,899
89,232		Moody’s Corp	32,335
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

763,657		Morgan Stanley	$70,020
12,847		Morningstar, Inc	3,303
44,072		MSCI, Inc (Class A)	23,494
62,747		Nasdaq Inc	11,031
96,175		Navient Corp	1,859
9,260		Nelnet, Inc (Class A)	697
231,837		New Residential Investment Corp	2,455
225,109		New York Mortgage Trust, Inc	1,006
22,218	*,†	NewStar Financial, Inc	5
112,805		Northern Trust Corp	13,042
48,645		OneMain Holdings, Inc	2,914
56,898	*	Open Lending Corp	2,452
11,565	*	Oportun Financial Corp	232
7,363		Oppenheimer Holdings, Inc	374
23,694	e	Orchid Island Capital, Inc	123
47,765		PennyMac Mortgage Investment Trust	1,006
10,272		Piper Jaffray Cos	1,331
13,025		PJT Partners, Inc	930
24,781	*	PRA Group, Inc	953
36,804		PROG Holdings, Inc	1,771
9,591		Pzena Investment Management, Inc (Class A)	106
66,436		Raymond James Financial, Inc	8,630
22,908		Ready Capital Corp	364
49,700		Redwood Trust, Inc	600
8,577		Regional Management Corp	399
132,412		S&P Global, Inc	54,348
37,572		Santander Consumer USA Holdings, Inc	1,365
10,879		Sculptor Capital Management, Inc	267
58,985		SEI Investments Co	3,655
176,795		SLM Corp	3,702
153,692		Starwood Property Trust, Inc	4,022
190,999		State Street Corp	15,715
20,369		StepStone Group, Inc	701
56,036		Stifel Financial Corp	3,634
11,369	*	StoneX Group, Inc	690
318,867		Synchrony Financial	15,471
124,467		T Rowe Price Group, Inc	24,641
32,761		TPG RE Finance Trust, Inc	441
57,648		Tradeweb Markets, Inc	4,875
149,469	e	Two Harbors Investment Corp	1,130
7,809	*	Upstart Holdings, Inc	975
51,259		Virtu Financial, Inc	1,416
3,983		Virtus Investment Partners, Inc	1,106
63,062		Voya Financial, Inc	3,878
84,317		WisdomTree Investments, Inc	523
2,399	*,e	World Acceptance Corp	384
		TOTAL DIVERSIFIED FINANCIALS	1,246,586

ENERGY - 2.8%
39,034	*,e	Alto Ingredients, Inc	239
183,627		Antero Midstream Corp	1,908
156,157	*	Antero Resources Corp	2,347
214,868		APA Corp	4,648
9,586	*	Arch Resources, Inc	546
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

73,589		Archrock, Inc	$656
11,564	*	Aspen Aerogels, Inc	346
405,017		Baker Hughes Co	9,263
36,376		Berry Petroleum Co LLC	244
14,562		Bonanza Creek Energy, Inc	685
23,816		Brigham Minerals, Inc	507
4,788	*	Bristow Group, Inc	123
217,282		Cabot Oil & Gas Corp	3,794
29,784		Cactus, Inc	1,094
45,880	*	California Resources Corp	1,383
21,769	*	Callon Petroleum Co	1,256
98,820	*	Centennial Resource Development, Inc	670
110,556	*	ChampionX Corp	2,836
128,714	*	Cheniere Energy, Inc	11,165
53,916		Chesapeake Energy Corp	2,799
1,064,165		Chevron Corp	111,461
55,228		Cimarex Energy Co	4,001
75,896	*,e	Clean Energy Fuels Corp	770
119,401	*	CNX Resources Corp	1,631
49,969	*	Comstock Resources Inc	333
742,518		ConocoPhillips	45,219
20,666	*	CONSOL Energy, Inc	382
53,393	*,e	Contango Oil & Gas Co	231
32,957		Continental Resources, Inc	1,253
11,149		CVR Energy, Inc	200
27,497		Delek US Holdings, Inc	594
27,534	*	Denbury, Inc	2,114
370,820		Devon Energy Corp	10,824
55,111		DHT Holdings, Inc	358
14,000	*	Diamond S Shipping Inc	139
99,242		Diamondback Energy, Inc	9,318
9,586	*	DMC Global, Inc	539
19,179	*	Dorian LPG Ltd	271
19,159	*	Dril-Quip, Inc	648
7,121	*	Earthstone Energy, Inc	79
56,201	*,e	Energy Fuels, Inc	340
320,685		EOG Resources, Inc	26,758
153,612	*	EQT Corp	3,419
223,182		Equitrans Midstream Corp	1,899
8,526	*	Extraction Oil & Gas, Inc	468
2,329,490	d	Exxon Mobil Corp	146,944
24,885		Falcon Minerals Corp	126
36,662	*	Frank’s International NV	111
70,150		Frontline Ltd	631
106,507	*,e	Gevo, Inc	774
69,477	*	Golar LNG Ltd	921
26,945	*	Green Plains Inc	906
486,964		Halliburton Co	11,259
100,808	*	Helix Energy Solutions Group, Inc	576
52,744		Helmerich & Payne, Inc	1,721
152,403		Hess Corp	13,308
82,202		HollyFrontier Corp	2,704
20,967		International Seaways, Inc	402
1,073,625		Kinder Morgan, Inc	19,572
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

234,852	*	Kosmos Energy Ltd	$813
6,863	*	Laredo Petroleum, Inc	637
47,450	*	Liberty Oilfield Services, Inc	672
65,268	*	Magnolia Oil & Gas Corp	1,020
430,752		Marathon Oil Corp	5,867
358,325		Marathon Petroleum Corp	21,650
61,756		Matador Resources Co	2,224
33,573	*,e	Meta Materials, Inc	251
86,947		Murphy Oil Corp	2,024
4,194	*,e	Nabors Industries Ltd	479
16,237	*	National Energy Services Reunited Corp	231
14,551	e	New Fortress Energy, Inc	551
63,344	*	Newpark Resources, Inc	219
76,759	*	NexTier Oilfield Solutions, Inc	365
68,002		Nordic American Tankers Ltd	223
26,098		Northern Oil and Gas, Inc	542
214,007	*	NOV, Inc	3,279
11,011		Oasis Petroleum, Inc	1,107
468,293		Occidental Petroleum Corp	14,644
54,360	*	Oceaneering International, Inc	846
38,178	*	Oil States International, Inc	300
243,795		ONEOK, Inc	13,565
143,049		Ovintiv, Inc	4,502
23,180	*	Par Pacific Holdings, Inc	390
101,807		Patterson-UTI Energy, Inc	1,012
52,566	*	PBF Energy, Inc	804
54,256		PDC Energy, Inc	2,484
37,795	*	Peabody Energy Corp	300
10,090	*,e	Penn Virginia Corp	238
240,662		Phillips 66	20,654
118,620		Pioneer Natural Resources Co	19,278
48,018	*	ProPetro Holding Corp	440
139,657	*	Range Resources Corp	2,341
21,719	*	Renewable Energy Group, Inc	1,354
4,186	*	Rex American Resources Corp	377
4,815	e	Riley Exploration Permian, Inc	140
42,512	*	RPC, Inc	210
769,217		Schlumberger Ltd	24,623
26,610	e	Scorpio Tankers, Inc	587
6,869	*	Select Energy Services, Inc	41
45,041		SFL Corp Ltd	345
63,633		SM Energy Co	1,567
6,855		Solaris Oilfield Infrastructure, Inc	67
369,827	*	Southwestern Energy Co	2,097
13,911	*	Talos Energy, Inc	218
123,793		Targa Resources Investments, Inc	5,503
172,980	*,e	Tellurian, Inc	804
66,939	*	Tetra Technologies, Inc	291
3,232		Texas Pacific Land Corp	5,170
16,234	*	Tidewater, Inc	196
95,169	*,e	Uranium Energy Corp	253
40,076	*	US Silica Holdings, Inc	463
224,402		Valero Energy Corp	17,521
14,396	*	W&T Offshore, Inc	70
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,493	*,e	Whiting Petroleum Corp	$1,172
668,134		Williams Cos, Inc	17,739
29,960		World Fuel Services Corp	951
		TOTAL ENERGY	675,424

FOOD & STAPLES RETAILING - 1.2%
87,310	e	Albertsons Cos, Inc	1,717
19,849		Andersons, Inc	606
74,804	*	BJ’s Wholesale Club Holdings, Inc	3,559
20,249		Casey’s General Stores, Inc	3,941
14,374	*	Chefs’ Warehouse Holdings, Inc	458
243,180		Costco Wholesale Corp	96,219
47,990	*	Grocery Outlet Holding Corp	1,663
21,180	*,e	HF Foods Group Inc	112
7,660	e	Ingles Markets, Inc (Class A)	446
410,935		Kroger Co	15,743
6,410		Natural Grocers by Vitamin C	69
70,016	*	Performance Food Group Co	3,395
14,866		Pricesmart, Inc	1,353
38,176	*,e	Rite Aid Corp	622
27,344		SpartanNash Co	528
64,788	*	Sprouts Farmers Market, Inc	1,610
267,914		SYSCO Corp	20,830
30,449	*	United Natural Foods, Inc	1,126
121,342	*	US Foods Holding Corp	4,655
4,843		Village Super Market (Class A)	114
394,399		Walgreens Boots Alliance, Inc	20,749
789,070		Walmart, Inc	111,275
8,974		Weis Markets, Inc	464
		TOTAL FOOD & STAPLES RETAILING	291,254

FOOD, BEVERAGE & TOBACCO - 2.8%
82,392	*,e	22nd Century Group, Inc	381
1,018,450		Altria Group, Inc	48,560
26,157	*,e	AppHarvest, Inc	419
305,549		Archer-Daniels-Midland Co	18,516
34,958	e	B&G Foods, Inc (Class A)	1,147
31,483	*,e	Beyond Meat, Inc	4,958
5,121	*	Boston Beer Co, Inc (Class A)	5,228
25,010		Brown-Forman Corp (Class A)	1,763
99,618		Brown-Forman Corp (Class B)	7,465
75,489		Bunge Ltd	5,899
11,455		Calavo Growers, Inc	726
22,629		Cal-Maine Foods, Inc	819
107,192		Campbell Soup Co	4,887
24,821	*	Celsius Holdings, Inc	1,889
2,135,678		Coca-Cola Co	115,562
2,566		Coca-Cola Consolidated Inc	1,032
259,443		ConAgra Brands, Inc	9,439
88,839		Constellation Brands, Inc (Class A)	20,779
89,070	*	Darling International, Inc	6,012
11,007	*,e	Duckhorn Portfolio, Inc	243
103,413		Flowers Foods, Inc	2,503
20,613		Fresh Del Monte Produce, Inc	678
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,047	*	Freshpet, Inc	$3,756
336,859		General Mills, Inc	20,525
46,022	*	Hain Celestial Group, Inc	1,846
80,411		Hershey Co	14,006
153,581		Hormel Foods Corp	7,334
71,472	*	Hostess Brands, Inc	1,157
36,826		Ingredion, Inc	3,333
8,046		J&J Snack Foods Corp	1,403
58,293		J.M. Smucker Co	7,553
5,780		John B. Sanfilippo & Son, Inc	512
138,312		Kellogg Co	8,898
380,067		Keurig Dr Pepper, Inc	13,394
364,891		Kraft Heinz Co	14,880
80,196		Lamb Weston Holdings, Inc	6,469
10,268		Lancaster Colony Corp	1,987
19,323	*	Landec Corp	217
8,386		Limoneira Co	147
137,123		McCormick & Co, Inc	12,111
9,193		MGP Ingredients, Inc	622
20,226	*	Mission Produce, Inc	419
100,662	*	Molson Coors Brewing Co (Class B)	5,405
766,967		Mondelez International, Inc	47,889
206,228	*	Monster Beverage Corp	18,839
12,819		National Beverage Corp	605
46,743	*	NewAge, Inc	104
759,994		PepsiCo, Inc	112,608
856,528		Philip Morris International, Inc	84,890
29,374	*	Pilgrim’s Pride Corp	652
32,395	*	Post Holdings, Inc	3,514
92,946		Primo Water Corp	1,555
11,652		Sanderson Farms, Inc	2,190
138		Seaboard Corp	534
5,451	*	Seneca Foods Corp	278
46,457	*	Simply Good Foods Co	1,696
25,510	*,e	Tattooed Chef, Inc	547
11,994	e	Tootsie Roll Industries, Inc	407
29,630	*	TreeHouse Foods, Inc	1,319
4,760		Turning Point Brands, Inc	218
157,828		Tyson Foods, Inc (Class A)	11,641
13,804		Universal Corp	786
32,173		Utz Brands, Inc	701
78,380		Vector Group Ltd	1,108
13,394	*,e	Vital Farms, Inc	267
20,392	*	Whole Earth Brands, Inc	296
		TOTAL FOOD, BEVERAGE & TOBACCO	677,523

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
63,623	*	1Life Healthcare, Inc	2,103
955,429		Abbott Laboratories	110,763
24,348	*	Abiomed, Inc	7,599
48,576	*	Acadia Healthcare Co, Inc	3,048
18,841	*,e	Accelerate Diagnostics, Inc	152
27,471	*	Accolade, Inc	1,492
58,290	*	Accuray, Inc	263
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,674	*,e	Acutus Medical, Inc	$96
42,027	*	AdaptHealth Corp	1,152
8,397	*	Addus HomeCare Corp	733
12,333	*	Agiliti, Inc	270
27,529	*	agilon health, Inc	1,117
43,593	*	Align Technology, Inc	26,635
14,356	*,e	Alignment Healthcare, Inc	335
76,369	*	Allscripts Healthcare Solutions, Inc	1,414
31,277	*	Alphatec Holdings Inc	479
17,538	*	Amedisys, Inc	4,296
106,234	*,e	American Well Corp	1,336
80,669		AmerisourceBergen Corp	9,236
25,726	*	AMN Healthcare Services, Inc	2,495
26,107	*	Angiodynamics, Inc	708
134,715		Anthem, Inc	51,434
16,786	*,e	Apollo Medical Holdings, Inc	1,054
127,698	*	Asensus Surgical, Inc	405
45,045	*,e	Aspira Women’s Health, Inc	253
22,609	*	AtriCure, Inc	1,794
1,019		Atrion Corp	633
26,266	*	Avanos Medical, Inc	955
21,058	*	Aveanna Healthcare Holdings, Inc	260
18,090	*	AxoGen, Inc	391
22,714	*	Axonics Modulation Technologies, Inc	1,440
276,396		Baxter International, Inc	22,250
158,944		Becton Dickinson & Co	38,654
13,317	*	BioLife Solutions Inc	593
780,133	*	Boston Scientific Corp	33,358
100,981	*	Brookdale Senior Living, Inc	798
17,726	*	Butterfly Network, Inc	257
159,612		Cardinal Health, Inc	9,112
23,626	*	Cardiovascular Systems, Inc	1,008
11,625	*	Castle Biosciences, Inc	852
318,034	*	Centene Corp	23,194
165,640		Cerner Corp	12,946
18,061	*	Certara, Inc	512
71,510	*	Cerus Corp	423
138,891	*	Change Healthcare, Inc	3,200
8,564		Chemed Corp	4,064
187,604		Cigna Corp	44,475
67,798	*	Community Health Systems, Inc	1,047
8,700		Computer Programs & Systems, Inc	289
15,846		Conmed Corp	2,178
26,916		Cooper Cos, Inc	10,666
4,814	*	Corvel Corp	647
56,477	*	Covetrus, Inc	1,525
25,224	*	Cross Country Healthcare, Inc	416
23,064	*	CryoLife, Inc	655
22,130	*,e	CryoPort, Inc	1,396
10,004	*	Cutera, Inc	490
723,984		CVS Health Corp	60,409
19,235	*,e	CytoSorbents Corp	145
348,765		Danaher Corp	93,595
38,496	*	DaVita, Inc	4,636
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

119,396		Dentsply Sirona, Inc	$7,553
52,980	*	DexCom, Inc	22,622
10,532	*	Eargo, Inc	420
339,794	*	Edwards Lifesciences Corp	35,192
54,203		Encompass Health Corp	4,229
28,674		Ensign Group, Inc	2,485
90,976	*	Envista Holdings Corp	3,931
45,708	*	Evolent Health, Inc	965
11,072	*,e	Fulgent Genetics, Inc	1,021
24,523	*	Glaukos Corp	2,080
42,442	*	Globus Medical, Inc	3,291
49,332	*	Guardant Health, Inc	6,127
27,531	*	Haemonetics Corp	1,835
23,398	*	Hanger Inc	591
143,099		HCA Healthcare, Inc	29,584
24,393	*	Health Catalyst, Inc	1,354
44,640	*	HealthEquity, Inc	3,593
18,780	*	HealthStream, Inc	525
77,378	*	Henry Schein, Inc	5,741
4,605	*	Heska Corp	1,058
36,164		Hill-Rom Holdings, Inc	4,108
139,355	*	Hologic, Inc	9,298
71,257		Humana, Inc	31,547
11,947	*	iCAD, Inc	207
10,885	*	ICU Medical, Inc	2,240
46,789	*	IDEXX Laboratories, Inc	29,550
18,547	*	Inari Medical, Inc	1,730
10,000	*	Innovage Holding Corp	213
12,244	*	Inogen, Inc	798
43,464	*	Inovalon Holdings, Inc	1,481
15,579	*	Inspire Medical Systems, Inc	3,011
36,326	*	Insulet Corp	9,972
17,928	*	Integer Holding Corp	1,689
39,699	*	Integra LifeSciences Holdings Corp	2,709
18,642	*	Intersect ENT, Inc	319
64,771	*	Intuitive Surgical, Inc	59,566
23,110	*	Invacare Corp	186
16,105	*	iRhythm Technologies, Inc	1,069
7,427	*	Joint Corp	623
53,982	*	Laboratory Corp of America Holdings	14,891
34,223	*	Lantheus Holdings, Inc	946
9,523		LeMaitre Vascular, Inc	581
17,004	*	LHC Group, Inc	3,405
26,810	*	LivaNova plc	2,255
11,624	*	Magellan Health Services, Inc	1,095
27,485	*	Masimo Corp	6,664
87,943		McKesson Corp	16,818
43,753	*	MEDNAX, Inc	1,319
738,516		Medtronic plc	91,672
31,965	*	Meridian Bioscience, Inc	709
28,011	*	Merit Medical Systems, Inc	1,811
2,255		Mesa Laboratories, Inc	611
6,780	*	ModivCare, Inc	1,153
31,866	*	Molina Healthcare, Inc	8,064
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

217,792	*	Multiplan Corp	$2,073
7,753		National Healthcare Corp	542
5,598		National Research Corp	257
24,197	*	Natus Medical, Inc	629
55,746	*	Neogen Corp	2,567
13,631	*	Neuronetics, Inc	218
19,942	*	Nevro Corp	3,306
37,773	*	NextGen Healthcare, Inc	627
56,233	*	Novocure Ltd	12,474
28,270	*	NuVasive, Inc	1,916
56,949	*	Oak Street Health, Inc	3,336
23,061	*	Omnicell, Inc	3,493
4,594	*,e	Ontrak, Inc	149
8,440	*	OptimizeRx Corp	522
60,360	*	Option Care Health, Inc	1,320
40,487	*	OraSure Technologies, Inc	411
49,394	*	Ortho Clinical Diagnostics Holdings plc	1,058
12,159	*	Orthofix Medical Inc	488
5,177	*,e	OrthoPediatrics Corp	327
24,964	*	Outset Medical, Inc	1,248
43,714		Owens & Minor, Inc	1,850
46,765		Patterson Cos, Inc	1,421
39,207	*	PAVmed, Inc	251
17,723	*	Pennant Group, Inc	725
17,918	*	Penumbra, Inc	4,911
14,406	*,e	PetIQ, Inc	556
20,801	*	Phreesia, Inc	1,275
69,502		Premier, Inc	2,418
10,696	*	Privia Health Group, Inc	475
34,423	*	Progyny, Inc	2,031
13,858	*,e	Pulmonx Corp	611
1,569	*,e	Pulse Biosciences, Inc	26
72,393		Quest Diagnostics, Inc	9,554
20,943	*	Quidel Corp	2,683
36,034	*	Quotient Ltd	131
72,154	*	R1 RCM, Inc	1,605
25,914	*	RadNet, Inc	873
79,070		Resmed, Inc	19,492
24,729	*	Schrodinger, Inc	1,870
15,644	*	SeaSpine Holdings Corp	321
60,301		Select Medical Holdings Corp	2,548
226,696	*	Senseonics Holdings, Inc	871
18,412	*	Shockwave Medical Inc	3,493
17,531	*	SI-BONE, Inc	552
10,185	*	Sientra, Inc	81
12,617	*	Signify Health, Inc	384
18,916	*	Silk Road Medical Inc	905
7,680		Simulations Plus, Inc	422
26,141	*	Staar Surgical Co	3,987
27,076	*	Stereotaxis, Inc	261
54,250		STERIS plc	11,192
191,754		Stryker Corp	49,804
17,295	*	Surgery Partners, Inc	1,152
10,275	*	SurModics, Inc	557
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,258	*,e	Tabula Rasa HealthCare, Inc	$613
10,460	*	Tactile Systems Technology, Inc	544
35,006	*	Tandem Diabetes Care, Inc	3,410
80,556	*	Teladoc, Inc	13,396
25,464		Teleflex, Inc	10,231
59,665	*	Tenet Healthcare Corp	3,997
30,967	*	Tivity Health, Inc	815
11,786	*	Transmedics Group, Inc	391
5,968	*	Treace Medical Concepts, Inc	187
18,960	*	Triple-S Management Corp (Class B)	422
517,482		UnitedHealth Group, Inc	207,220
41,647		Universal Health Services, Inc (Class B)	6,098
6,975	e	US Physical Therapy, Inc	808
2,349		Utah Medical Products, Inc	200
7,211	*,e	Vapotherm, Inc	170
27,229	*	Varex Imaging Corp	730
75,282	*	Veeva Systems, Inc	23,409
20,450	*,e	Viemed Healthcare, Inc	146
74,317	*	ViewRay, Inc	490
20,093	*	Vocera Communications, Inc	801
40,278		West Pharmaceutical Services, Inc	14,464
114,723		Zimmer Biomet Holdings, Inc	18,450
9,856	*,e	Zynex Inc	153
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,528,032

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
25,326	*,e	Beauty Health Co	426
25,021	*	BellRing Brands, Inc	784
7,431	*	Central Garden & Pet Co	393
22,079	*	Central Garden and Pet Co (Class A)	1,066
133,988		Church & Dwight Co, Inc	11,418
68,379		Clorox Co	12,302
459,174		Colgate-Palmolive Co	37,354
159,439	*	Coty, Inc	1,489
29,639		Edgewell Personal Care Co	1,301
24,917	*	elf Beauty, Inc	676
37,105		Energizer Holdings, Inc	1,595
126,068		Estee Lauder Cos (Class A)	40,100
58,982	*	Herbalife Nutrition Ltd	3,110
13,542	*	Honest Co, Inc	219
12,258		Inter Parfums, Inc	883
186,772		Kimberly-Clark Corp	24,986
6,191		Medifast, Inc	1,752
5,868		Nature’s Sunshine Products, Inc	102
27,121		Nu Skin Enterprises, Inc (Class A)	1,536
3,981		Oil-Dri Corp of America	136
1,339,292		Procter & Gamble Co	180,711
8,319	*,e	Revlon, Inc (Class A)	107
29,840		Reynolds Consumer Products, Inc	906
21,541		Spectrum Brands Holdings, Inc	1,832
8,349	*	USANA Health Sciences, Inc	855
30,185	*,e	Veru, Inc	244
7,178		WD-40 Co	1,840
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	328,123
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 2.0%
369,086		Aflac, Inc	$19,805
7,419	*	Alleghany Corp	4,949
164,136		Allstate Corp	21,410
32,424	*	AMBAC Financial Group, Inc	508
46,586		American Equity Investment Life Holding Co	1,506
37,245		American Financial Group, Inc	4,645
472,013		American International Group, Inc	22,468
4,066		American National Group, Inc	604
13,468		Amerisafe, Inc	804
123,030		Aon plc	29,375
216,954	*	Arch Capital Group Ltd	8,448
17,301		Argo Group International Holdings Ltd	897
111,168		Arthur J. Gallagher & Co	15,572
33,181		Assurant, Inc	5,182
36,683		Assured Guaranty Ltd	1,742
63,423	*	Athene Holding Ltd	4,281
42,539		Axis Capital Holdings Ltd	2,085
47,286	*	Brighthouse Financial, Inc	2,153
131,778		Brown & Brown, Inc	7,003
25,189	*	BRP Group, Inc	671
246,188		Chubb Ltd	39,129
83,756		Cincinnati Financial Corp	9,768
32,879	*,e	Citizens, Inc (Class A)	174
15,171		CNA Financial Corp	690
66,761		Conseco, Inc	1,577
7,812		Donegal Group, Inc (Class A)	114
15,165	*	eHealth, Inc	886
15,546		Employers Holdings, Inc	665
7,506	*	Enstar Group Ltd	1,793
13,782		Erie Indemnity Co (Class A)	2,665
22,208		Everest Re Group Ltd	5,597
151,815		Fidelity National Financial Inc	6,598
60,254		First American Financial Corp	3,757
311,286	*	Genworth Financial, Inc (Class A)	1,214
55,726		Globe Life, Inc	5,308
24,045	*	GoHealth, Inc	270
9,663		Goosehead Insurance, Inc	1,230
20,683	*	Greenlight Capital Re Ltd (Class A)	189
19,607		Hanover Insurance Group, Inc	2,660
196,025		Hartford Financial Services Group, Inc	12,148
3,092	e	HCI Group, Inc	307
18,411		Heritage Insurance Holdings, Inc	158
22,775		Horace Mann Educators Corp	852
5,237		Independence Holding Co	243
1,119		Investors Title Co	195
19,526		James River Group Holdings Ltd	733
33,482		Kemper Corp	2,474
10,502		Kinsale Capital Group, Inc	1,730
20,988	*	Lemonade, Inc	2,296
104,094		Lincoln National Corp	6,541
121,846		Loews Corp	6,659
7,340	*	Markel Corp	8,710
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

279,397		Marsh & McLennan Cos, Inc	$39,306
26,174	*	MBIA, Inc	288
12,675		Mercury General Corp	823
407,407		Metlife, Inc	24,383
1,551		National Western Life Group, Inc	348
7,308	*	NI Holdings, Inc	139
153,736		Old Republic International Corp	3,830
13,408	*	Palomar Holdings, Inc	1,012
21,522		Primerica, Inc	3,296
147,639		Principal Financial Group	9,329
37,307		ProAssurance Corp	849
321,243		Progressive Corp	31,549
216,755		Prudential Financial, Inc	22,211
37,637		Reinsurance Group of America, Inc (Class A)	4,291
28,312		RenaissanceRe Holdings Ltd	4,213
23,570		RLI Corp	2,465
7,901		Safety Insurance Group, Inc	618
32,431		Selective Insurance Group, Inc	2,632
73,128	*	Selectquote, Inc	1,408
51,271	*	SiriusPoint Ltd	516
11,039		State Auto Financial Corp	189
15,315		Stewart Information Services Corp	868
22,143		Tiptree Inc	206
138,792		Travelers Cos, Inc	20,779
20,838	*	Trupanion, Inc	2,398
16,104		United Fire Group Inc	447
12,682		United Insurance Holdings Corp	72
22,402		Universal Insurance Holdings, Inc	311
114,459		Unum Group	3,251
77,055		W.R. Berkley Corp	5,735
13,074	*	Watford Holdings Ltd	457
1,751		White Mountains Insurance Group Ltd	2,010
70,758		Willis Towers Watson plc	16,276
		TOTAL INSURANCE	487,943

MATERIALS - 2.5%
14,906	*	AdvanSix, Inc	445
121,578		Air Products & Chemicals, Inc	34,976
63,872		Albemarle Corp	10,760
108,031	*	Alcoa Corp	3,980
78,013	*	Allegheny Technologies, Inc	1,627
848,308		Amcor plc	9,722
20,501		American Vanguard Corp	359
91,243	*,e	Amyris, Inc	1,494
36,073		Aptargroup, Inc	5,080
57,334	*	Arconic Corp	2,042
13,288		Ardagh Group S.A.	326
30,177		Ashland Global Holdings, Inc	2,640
45,238		Avery Dennison Corp	9,511
49,682		Avient Corp	2,442
113,646	*	Axalta Coating Systems Ltd	3,465
19,086		Balchem Corp	2,505
177,552		Ball Corp	14,385
74,188	*	Berry Global Group, Inc	4,839
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,457		Cabot Corp	$1,791
25,997		Carpenter Technology Corp	1,046
61,904		Celanese Corp (Series A)	9,385
36,798	*	Century Aluminum Co	474
117,477		CF Industries Holdings, Inc	6,044
5,158		Chase Corp	529
90,404		Chemours Co	3,146
11,678	*	Clearwater Paper Corp	338
250,263	*,e	Cleveland-Cliffs, Inc	5,396
119,550	*	Coeur Mining, Inc	1,062
66,530		Commercial Metals Co	2,044
20,319		Compass Minerals International, Inc	1,204
66,991	*	Constellium SE	1,269
405,650		Corteva, Inc	17,991
71,256		Crown Holdings, Inc	7,283
37,520	*	Danimer Scientific, Inc	940
28,159	*	Diversey Holdings Ltd	504
27,276	*	Domtar Corp	1,499
411,024		Dow, Inc	26,010
292,912		DuPont de Nemours, Inc	22,674
22,586		Eagle Materials, Inc	3,210
73,320		Eastman Chemical Co	8,560
137,463		Ecolab, Inc	28,313
127,079		Element Solutions, Inc	2,971
44,838	*	Ferro Corp	967
47,286	*,†	Ferroglobe plc	0	^
71,763		FMC Corp	7,765
16,526	*	Forterra, Inc	388
800,833		Freeport-McMoRan, Inc (Class B)	29,719
17,819		FutureFuel Corp	171
18,881	*	Gatos Silver, Inc	330
23,656	*	GCP Applied Technologies, Inc	550
32,454		Glatfelter Corp	453
145,764		Graphic Packaging Holding Co	2,644
14,075		Greif, Inc (Class A)	852
3,993		Greif, Inc (Class B)	236
28,458		H.B. Fuller Co	1,810
15,846		Hawkins, Inc	519
9,402		Haynes International, Inc	333
290,099		Hecla Mining Co	2,158
119,837		Huntsman Corp	3,178
21,966	*	Ingevity Corp	1,787
11,273		Innospec, Inc	1,021
136,878		International Flavors & Fragrances, Inc	20,450
214,577		International Paper Co	13,156
6,735	*	Intrepid Potash, Inc	215
8,625		Kaiser Aluminum Corp	1,065
15,231	*	Koppers Holdings, Inc	493
21,628	*	Kraton Corp	698
14,288		Kronos Worldwide, Inc	205
80,227	*,e	Livent Corp	1,553
52,676		Louisiana-Pacific Corp	3,176
144,447		LyondellBasell Industries NV	14,859
34,169		Martin Marietta Materials, Inc	12,021
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,119		Materion Corp	$838
18,347		Minerals Technologies, Inc	1,443
186,754		Mosaic Co	5,959
39,809	*	MP Materials Corp	1,467
18,118		Myers Industries, Inc	380
10,909		Neenah Inc	547
3,677		NewMarket Corp	1,184
440,788		Newmont Goldcorp Corp	27,937
149,512	*	Novagold Resources Inc	1,198
162,746		Nucor Corp	15,612
90,414	*	O-I Glass, Inc	1,476
75,066		Olin Corp	3,473
6,559		Olympic Steel, Inc	193
38,461	*	Orion Engineered Carbons SA	730
51,497		Packaging Corp of America	6,974
22,477	e	Pactiv Evergreen, Inc	339
130,094		PPG Industries, Inc	22,086
20,162		PQ Group Holdings, Inc	310
17,967	*,e	PureCycle Technologies, Inc	425
7,360		Quaker Chemical Corp	1,746
16,208	*	Ranpak Holdings Corp	406
31,957	*	Rayonier Advanced Materials, Inc	214
34,798		Reliance Steel & Aluminum Co	5,251
36,601		Royal Gold, Inc	4,176
68,580		RPM International, Inc	6,082
8,418	*	Ryerson Holding Corp	123
14,147		Schnitzer Steel Industries, Inc (Class A)	694
20,766		Schweitzer-Mauduit International, Inc	839
22,512		Scotts Miracle-Gro Co (Class A)	4,320
83,417		Sealed Air Corp	4,942
23,291		Sensient Technologies Corp	2,016
134,116		Sherwin-Williams Co	36,540
45,994		Silgan Holdings, Inc	1,909
55,117		Sonoco Products Co	3,687
46,247		Southern Copper Corp (NY)	2,975
112,131		Steel Dynamics, Inc	6,683
11,764		Stepan Co	1,415
64,023	*	Summit Materials, Inc	2,231
48,451		SunCoke Energy, Inc	346
29,755	*	TimkenSteel Corp	421
19,671		Tredegar Corp	271
23,427		Trinseo S.A.	1,402
62,538		Tronox Holdings plc	1,401
4,630	*	UFP Technologies, Inc	266
1,357		United States Lime & Minerals, Inc	189
146,037		United States Steel Corp	3,505
11,048	*	US Concrete, Inc	815
99,474		Valvoline, Inc	3,229
22,885		Verso Corp	405
72,657		Vulcan Materials Co	12,647
32,691		W R Grace & Co	2,260
28,082		Warrior Met Coal, Inc	483
18,212		Westlake Chemical Corp	1,641
143,029		WestRock Co	7,612
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,895		Worthington Industries, Inc	$1,156
10,209	*	Zymergen, Inc	408
		TOTAL MATERIALS	604,330

MEDIA & ENTERTAINMENT - 8.8%
426,639		Activision Blizzard, Inc	40,718
41,683	*	Advantage Solutions, Inc	450
165,456	*	Alphabet, Inc (Class A)	404,009
156,005	*	Alphabet, Inc (Class C)	390,998
112,426	*	Altice USA, Inc	3,838
222,259	*,e	AMC Entertainment Holdings, Inc	12,598
16,067	*	AMC Networks, Inc	1,073
7,354	*	Boston Omaha Corp	233
3,042		Cable One, Inc	5,819
17,446	*	Cardlytics, Inc	2,214
51,402	*	Cargurus, Inc	1,348
37,344	*	Cars.com, Inc	535
72,316	*	Charter Communications, Inc	52,172
6,276	*	Chicken Soup For The Soul Entertainment, Inc	260
58,982	*	Cinemark Holdings, Inc	1,295
198,206	*	Clear Channel	523
2,508,683		Comcast Corp (Class A)	143,045
31,610	*	comScore, Inc	158
772	*,e	Daily Journal Corp	261
89,117	*,e	Discovery, Inc (Class A)	2,734
173,268	*	Discovery, Inc (Class C)	5,021
136,485	*	DISH Network Corp (Class A)	5,705
158,658		Electronic Arts, Inc	22,820
11,002	*	Emerald Holding, Inc	59
88,350	*	Entercom Communications Corp	381
50,932		Entravision Communications Corp (Class A)	340
174,209	*,e	Eros STX Global Corp	267
40,961	*	Eventbrite Inc	778
8,345	*	EverQuote Inc	273
31,270		EW Scripps Co (Class A)	638
1,316,504	*	Facebook, Inc	457,762
10,504	*	Fluent, Inc	31
177,109		Fox Corp (Class A)	6,576
87,909		Fox Corp (Class B)	3,094
71,756	*	fuboTV, Inc	2,304
74,491	*	Gannett Co, Inc	409
46,930		Gray Television, Inc	1,098
11,523	*	Hemisphere Media Group, Inc	136
42,355	*	IAC	6,530
61,117	*	iHeartMedia, Inc	1,646
27,196	*	Imax Corp	585
215,195		Interpublic Group of Cos, Inc	6,992
23,547		John Wiley & Sons, Inc (Class A)	1,417
7,655	*	Liberty Braves Group (Class A)	216
25,374	*	Liberty Braves Group (Class C)	705
12,929	*	Liberty Broadband Corp (Class A)	2,174
83,370	*	Liberty Broadband Corp (Class C)	14,478
15,619	*	Liberty Media Group (Class A)	666
108,895	*	Liberty Media Group (Class C)	5,250
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,899	*	Liberty SiriusXM Group (Class A)	$2,045
89,097	*	Liberty SiriusXM Group (Class C)	4,133
53,282	*	Liberty TripAdvisor Holdings, Inc	217
37,150	*	Lions Gate Entertainment Corp (Class A)	769
71,817	*	Lions Gate Entertainment Corp (Class B)	1,314
73,828	*	Live Nation, Inc	6,467
9,932		Loral Space & Communications, Inc	386
10,365	*	Madison Square Garden Co	1,789
10,319	*	Madison Square Garden Entertainment Corp	866
61,168	*	Magnite, Inc	2,070
14,211	*,e	Marcus Corp	301
148,269	*	Match Group, Inc	23,908
11,302	*	MediaAlpha, Inc	476
21,768	*	Meredith Corp	946
16,496	*	MSG Networks, Inc	240
46,358		National CineMedia, Inc	235
237,940	*	Netflix, Inc	125,682
89,935		New York Times Co (Class A)	3,917
213,357		News Corp (Class A)	5,498
66,535		News Corp (Class B)	1,620
22,603		Nexstar Media Group Inc	3,342
117,073		Omnicom Group, Inc	9,365
300,393	*	Pinterest, Inc	23,716
42,908	*	Playtika Holding Corp	1,023
20,643	*	QuinStreet, Inc	384
63,324	*	Roku, Inc	29,082
19,984		Scholastic Corp	757
25,063		Sinclair Broadcast Group, Inc (Class A)	833
495,104	e	Sirius XM Holdings, Inc	3,238
161,762	*,e	Skillz, Inc	3,513
75,096	*	Spotify Technology S.A.	20,696
62,733	*	Take-Two Interactive Software, Inc	11,105
12,153	*	TechTarget, Inc	942
119,764		TEGNA, Inc	2,247
56,597	*	TripAdvisor, Inc	2,281
44,667	*	TrueCar, Inc	252
428,699	*	Twitter, Inc	29,499
4,594	e	ViacomCBS, Inc (Class A)	223
320,378		ViacomCBS, Inc (Class B)	14,481
68,763	*	Vimeo, Inc	3,369
998,750	*	Walt Disney Co	175,550
28,599	*	WideOpenWest, Inc	592
27,047		World Wrestling Entertainment, Inc (Class A)	1,566
41,665	*	Yelp, Inc	1,665
32,630	*	Zillow Group, Inc (Class A)	3,998
90,080	*	Zillow Group, Inc (Class C)	11,010
549,506	*	Zynga, Inc	5,841
		TOTAL MEDIA & ENTERTAINMENT	2,156,081

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
45,940	*	10X Genomics, Inc	8,996
971,823		AbbVie, Inc	109,466
70,913	*	Acadia Pharmaceuticals, Inc	1,730
27,490	*	Acceleron Pharma, Inc	3,450
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,691	*	Aclaris Therapeutics, Inc	$416
59,774	*	Adaptive Biotechnologies Corp	2,442
36,900	*	Adverum Biotechnologies, Inc	129
25,056	*	Aeglea BioTherapeutics, Inc	174
21,807	*	Aerie Pharmaceuticals, Inc	349
43,765	*	Affimed NV	372
107,560	*	Agenus, Inc	590
167,220		Agilent Technologies, Inc	24,717
34,493	*	Agios Pharmaceuticals, Inc	1,901
62,063	*	Akebia Therapeutics, Inc	235
14,029	*,e	Akero Therapeutics, Inc	348
8,375	*,e	Akouos, Inc	105
6,175	*	Albireo Pharma, Inc	217
34,164	*,†	Alder Biopharmaceuticals Inc	30
26,477	*	Aldeyra Therapeutics, Inc	300
31,429	*	Alector, Inc	655
120,950	*	Alexion Pharmaceuticals, Inc	22,220
10,235	*	Aligos Therapeutics, Inc	209
87,531	*	Alkermes plc	2,146
19,068	*	Allakos, Inc	1,628
28,864	*	Allogene Therapeutics, Inc	753
10,335	*,e	Allovir, Inc	204
64,441	*	Alnylam Pharmaceuticals, Inc	10,924
17,738	*	Altimmune, Inc	175
9,675	*	ALX Oncology Holdings, Inc	529
316,127		Amgen, Inc	77,056
151,298	*	Amicus Therapeutics, Inc	1,458
53,162	*	Amneal Pharmaceuticals, Inc	272
25,774	*	Amphastar Pharmaceuticals, Inc	520
12,566	*	AnaptysBio, Inc	326
30,524	*,e	Anavex Life Sciences Corp	698
5,767	*	ANI Pharmaceuticals, Inc	202
10,943	*	Anika Therapeutics, Inc	474
8,875	*,e	Annexon, Inc	200
104,354	*	Antares Pharma, Inc	455
34,684	*	Apellis Pharmaceuticals, Inc	2,192
13,418	*,e	Applied Molecular Transport, Inc	614
2,776	*	Applied Therapeutics, Inc	58
7,756	*,e	Arcturus Therapeutics Holdings, Inc	262
20,717	*	Arcus Biosciences, Inc	569
15,151	*	Arcutis Biotherapeutics, Inc	413
22,973	*	Ardelyx, Inc	174
33,642	*	Arena Pharmaceuticals, Inc	2,294
55,310	*	Arrowhead Pharmaceuticals Inc	4,581
23,815	*	Arvinas, Inc	1,834
34,194	*	Atara Biotherapeutics, Inc	532
35,244	*,e	Atea Pharmaceuticals, Inc	757
28,525	*,e	Athenex, Inc	132
52,762	*,e	Athersys, Inc	76
7,303	*,e	Athira Pharma, Inc	75
92,322	*	Atossa Therapeutics, Inc	583
12,676	*,e	Atreca, Inc	108
318,550	*	Avantor, Inc	11,312
33,858	*	Avid Bioservices, Inc	868
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,645	*,e	Avidity Biosciences, Inc	$238
13,026	*,e	Avita Medical, Inc	267
13,157	*	Avrobio, Inc	117
15,727	*	Axsome Therapeutics, Inc	1,061
25,636	*,e	Beam Therapeutics, Inc	3,300
26,163	*	Berkeley Lights, Inc	1,172
6,481	*	BioAtla, Inc	275
97,016	*,e	BioCryst Pharmaceuticals, Inc	1,534
52,671	*	BioDelivery Sciences International, Inc	189
82,401	*	Biogen, Inc	28,533
28,080	*	Biohaven Pharmaceutical Holding Co Ltd	2,726
100,218	*	BioMarin Pharmaceutical, Inc	8,362
153,496	*	Bionano Genomics, Inc	1,125
11,654	*	Bio-Rad Laboratories, Inc (Class A)	7,509
21,267		Bio-Techne Corp	9,576
6,302	*,e	Bioxcel Therapeutics Inc	183
7,321	*,e	Black Diamond Therapeutics, Inc	89
33,689	*	Bluebird Bio, Inc	1,077
31,927	*	Blueprint Medicines Corp	2,808
7,102	*,e	Bolt Biotherapeutics, Inc	110
58,721	*,e	Bridgebio Pharma, Inc	3,580
1,228,753		Bristol-Myers Squibb Co	82,105
25,182	*	Brooklyn ImmunoTherapeutics, Inc	454
56,206		Bruker BioSciences Corp	4,271
18,793	*,e	C4 Therapeutics, Inc	711
19,366	*	Cara Therapeutics, Inc	276
27,306	*	CareDx, Inc	2,499
20,876	*,e	Cassava Sciences, Inc	1,784
90,837	*	Catalent, Inc	9,821
50,782	*	Catalyst Pharmaceuticals, Inc	292
21,395	*,e	Celldex Therapeutics, Inc	715
20,222	*,e	CEL-SCI Corp	175
19,234	*,e	Cerevel Therapeutics Holdings, Inc	493
27,377	*	Charles River Laboratories International, Inc	10,127
26,464	*,e	ChemoCentryx, Inc	354
30,594	*	Chimerix, Inc	245
7,917	*	Chinook Therapeutics, Inc	112
23,081	*,e	ChromaDex Corp	228
61,931	*,e	Citius Pharmaceuticals, Inc	215
28,650	*,e	Clovis Oncology, Inc	166
23,538	*	Codexis, Inc	533
27,864	*	Coherus Biosciences, Inc	385
16,286	*	Collegium Pharmaceutical, Inc	385
19,790	*	Constellation Pharmaceuticals, Inc	669
52,750	*	Corcept Therapeutics, Inc	1,160
10,884	*,e	Cortexyme Inc	577
16,128	*	Crinetics Pharmaceuticals, Inc	304
11,975	*	Cue Biopharma, Inc	139
7,345	*	Cullinan Oncology, Inc	189
29,183	*,e	CureVac NV	2,144
47,252	*	Curis, Inc	381
39,943	*	Cymabay Therapeutics, Inc	174
30,153	*,e	Cytokinetics, Inc	597
21,311	*	CytomX Therapeutics, Inc	135
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,263	*	Deciphera Pharmaceuticals, Inc	$815
49,642	*	Denali Therapeutics, Inc	3,894
12,956	*,e	DermTech, Inc	539
37,565	*	Dicerna Pharmaceuticals, Inc	1,402
117,742	*	Durect Corp	192
58,823	*,e	Dynavax Technologies Corp	579
16,387	*	Dyne Therapeutics, Inc	345
6,368	*	Eagle Pharmaceuticals, Inc	273
35,681	*,e	Editas Medicine, Inc	2,021
14,062	*	Eiger BioPharmaceuticals, Inc	120
242,401	*	Elanco Animal Health, Inc	8,409
466,258		Eli Lilly & Co	107,016
24,015	*	Emergent Biosolutions, Inc	1,513
11,786	*	Enanta Pharmaceuticals, Inc	519
161,263	*	Endo International plc	755
56,660	*	Epizyme, Inc	471
9,694	*,e	Esperion Thereapeutics, Inc	205
16,577	*,e	Evelo Biosciences, Inc	228
17,590	*,e	Evolus, Inc	222
93,800	*	Exact Sciences Corp	11,660
170,031	*	Exelixis, Inc	3,098
42,216	*	Fate Therapeutics, Inc	3,664
50,667	*	FibroGen, Inc	1,349
19,463	*	Flexion Therapeutics, Inc	160
20,851	*,e	Fluidigm Corp	128
17,542	*	Forma Therapeutics Holdings, Inc	437
6,156	*,e	Forte Biosciences, Inc	207
16,778	*,e	Frequency Therapeutics, Inc	167
20,311	*,e	G1 Therapeutics, Inc	446
23,909	*	Generation Bio Co	643
114,325	*,e	Geron Corp	161
690,514		Gilead Sciences, Inc	47,549
36,433	*	Global Blood Therapeutics, Inc	1,276
12,922	*	Gossamer Bio, Inc	105
22,037	*	Gritstone Oncology, Inc	201
13,013	*	GT Biopharma, Inc	202
79,065	*	Halozyme Therapeutics, Inc	3,590
12,195	*	Harmony Biosciences Holdings, Inc	344
52,161	*	Heron Therapeutics, Inc	810
11,341	*	Homology Medicines, Inc	82
119,937	*	Horizon Therapeutics Plc	11,231
24,467	*	Humanigen, Inc	425
132,891	*	iBio, Inc	201
15,316	*	Ideaya Biosciences, Inc	321
2,211	*,e	IGM Biosciences, Inc	184
80,218	*	Illumina, Inc	37,960
36,493	*	ImmunityBio, Inc	521
106,612	*	Immunogen, Inc	703
11,380	*	Immunovant, Inc	120
101,497	*	Incyte Corp	8,539
15,231	*	Inhibrx, Inc	419
34,523	*	Innoviva, Inc	463
7,067	*	Inotiv, Inc	189
112,816	*,e	Inovio Pharmaceuticals, Inc	1,046
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

60,247	*	Insmed, Inc	$1,715
34,856	*	Intellia Therapeutics, Inc	5,644
12,921	*	Intercept Pharmaceuticals, Inc	258
38,562	*	Intra-Cellular Therapies, Inc	1,574
109,344	*,e	Invitae Corp	3,688
79,163	*	Ionis Pharmaceuticals, Inc	3,158
74,052	*	Iovance Biotherapeutics, Inc	1,927
104,821	*	IQVIA Holdings, Inc	25,400
95,014	*	Ironwood Pharmaceuticals, Inc	1,223
11,046	*	iTeos Therapeutics, Inc	283
26,875	*	IVERIC bio, Inc	170
32,370	*	Jazz Pharmaceuticals plc	5,750
1,449,334		Johnson & Johnson	238,763
4,482	*	Jounce Therapeutics, Inc	30
47,099	*	Kadmon Holdings, Inc	182
5,857	*,e	Kala Pharmaceuticals, Inc	31
10,666	*	KalVista Pharmaceuticals Inc	256
12,114	*	Karuna Therapeutics, Inc	1,381
46,110	*,e	Karyopharm Therapeutics, Inc	476
15,593	*	KemPharm, Inc	200
8,516	*	Keros Therapeutics, Inc	362
11,321	*	Kiniksa Pharmaceuticals Ltd	158
7,565	*	Kinnate Biopharma, Inc	176
18,276	*	Kodiak Sciences, Inc	1,700
21,178	*,e	Kronos Bio, Inc	507
9,785	*	Krystal Biotech Inc	665
31,598	*	Kura Oncology, Inc	659
15,771	*	Kymera Therapeutics, Inc	765
30,110	*	Lexicon Pharmaceuticals, Inc	138
8,586	*	Ligand Pharmaceuticals, Inc (Class B)	1,126
24,860		Luminex Corp	915
32,187	*	MacroGenics, Inc	865
6,193	*,e	Madrigal Pharmaceuticals, Inc	603
94,899	*,e	MannKind Corp	517
37,822	*	Maravai LifeSciences Holdings, Inc	1,578
20,153	*,e	Marinus Pharmaceuticals, Inc	362
15,823	*	Medpace Holdings, Inc	2,795
61,495	*	MEI Pharma, Inc	175
10,086	*	MeiraGTx Holdings plc	156
1,393,549		Merck & Co, Inc	108,376
27,294	*	Mersana Therapeutics, Inc	371
12,613	*	Mettler-Toledo International, Inc	17,473
60,615	*,e	MiMedx Group, Inc	758
175,751	*	Mind Medicine MindMed, Inc	606
21,876	*	Mirati Therapeutics, Inc	3,534
186,071	*	Moderna, Inc	43,723
33,966	*	Molecular Templates, Inc	266
8,159	*	Morphic Holding, Inc	468
46,607	*	Myriad Genetics, Inc	1,425
22,499	*	NanoString Technologies, Inc	1,458
42,988	*	Natera, Inc	4,880
106,507	*	Nektar Therapeutics	1,828
58,635	*	NeoGenomics, Inc	2,649
17,673	*,e	Neoleukin Therapeutics, Inc	163
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

51,383	*	Neurocrine Biosciences, Inc	$5,001
15,360	*	NGM Biopharmaceuticals Inc	303
9,374	*,e	Nkarta, Inc	297
40,572	*	Novavax, Inc	8,614
17,085	*	Nurix Therapeutics, Inc	453
100,765	*,e	Ocugen, Inc	809
41,830	*	Ocular Therapeutix, Inc	593
6,792	*	Olema Pharmaceuticals, Inc	190
29,642	*,e	Omeros Corp	440
38,675	*	Oncocyte Corp	222
238,337	*,e	Opko Health, Inc	965
14,566	*	Oramed Pharmaceuticals, Inc	195
13,691	*	Organogenesis Holdings Inc	228
142,546	*	Organon & Co	4,313
16,096	*	ORIC Pharmaceuticals, Inc	285
100,456	*	Pacific Biosciences of California, Inc	3,513
23,821	*	Pacira BioSciences Inc	1,445
17,330	*	Paratek Pharmaceuticals, Inc	118
8,093	*	Passage Bio, Inc	107
61,536		PerkinElmer, Inc	9,502
73,370		Perrigo Co plc	3,364
19,507	*	Personalis, Inc	494
3,070,805		Pfizer, Inc	120,253
6,396	*	Phathom Pharmaceuticals, Inc	216
12,927		Phibro Animal Health Corp	373
13,444	*,e	Pliant Therapeutics, Inc	391
14,315	*	PMV Pharmaceuticals, Inc	489
91,338	*	PPD, Inc	4,210
6,265	*,e	Praxis Precision Medicines, Inc	114
39,456	*,e	Precigen, Inc	257
22,592	*	Precision BioSciences Inc	283
5,217	*,e	Prelude Therapeutics, Inc	149
27,333	*	Prestige Consumer Healthcare, Inc.	1,424
51,583	*,†	Progenics Pharmaceuticals, Inc	0	^
22,557	*	Protagonist Therapeutics, Inc	1,012
18,603	*	Prothena Corp plc	956
25,243	*,e	Provention Bio, Inc	213
37,990	*	PTC Therapeutics, Inc	1,606
20,506	*	Puma Biotechnology, Inc	188
125,141	*	QIAGEN NV	6,054
16,838	*	Quanterix Corp	988
27,010	*	Radius Health, Inc	493
6,533	*,e	RAPT Therapeutics, Inc	208
14,987	*	Reata Pharmaceuticals, Inc	2,121
11,529	*	Recursion Pharmaceuticals, Inc	421
55,370	*	Regeneron Pharmaceuticals, Inc	30,926
19,715	*	REGENXBIO, Inc	766
31,945	*	Relay Therapeutics, Inc	1,169
8,368	*	Relmada Therapeutics, Inc	268
30,248	*	Repligen Corp	6,038
10,254	*	Replimune Group, Inc	394
33,815	*	Revance Therapeutics, Inc	1,002
32,407	*	REVOLUTION Medicines, Inc	1,029
24,038	*	Rhythm Pharmaceuticals, Inc	471
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

86,450	*	Rigel Pharmaceuticals, Inc	$375
20,281	*	Rocket Pharmaceuticals, Inc	898
180,548		Royalty Pharma plc	7,401
22,395	*,e	Rubius Therapeutics, Inc	547
28,225	*	Sage Therapeutics, Inc	1,603
15,005	*,e	Sana Biotechnology, Inc	295
52,234	*	Sangamo Therapeutics Inc	625
41,917	*	Sarepta Therapeutics, Inc	3,259
13,353	*,e	Scholar Rock Holding Corp	386
72,859	*	Seagen, Inc	11,503
8,105	*,e	Seer, Inc	266
48,754	*	Selecta Biosciences, Inc	204
37,976	*	Seres Therapeutics, Inc	906
93,280	*	Sesen Bio, Inc	431
14,514	*,e	Shattuck Labs, Inc	421
35,191	*	SIGA Technologies, Inc	221
7,098	*	Silverback Therapeutics, Inc	219
6,168	*,e	Solid Biosciences, Inc	23
127,563	*,e	Sorrento Therapeutics, Inc	1,236
43,033	*	Sotera Health Co	1,043
56,104	*	Spectrum Pharmaceuticals, Inc	210
15,930	*	SpringWorks Therapeutics, Inc	1,313
10,464	*,e	Stoke Therapeutics, Inc	352
26,807	*	Supernus Pharmaceuticals, Inc	825
15,843	*	Sutro Biopharma, Inc	294
24,529	*	Syndax Pharmaceuticals, Inc	421
55,220	*	Syneos Health, Inc	4,942
9,466	*,e	Syros Pharmaceuticals, Inc	52
12,149	*	Taysha Gene Therapies, Inc	258
9,709	*	TCR2 Therapeutics Inc	159
69,942	*	TG Therapeutics, Inc	2,713
114,084	*,e	TherapeuticsMD, Inc	136
29,259	*,e	Theravance Biopharma, Inc	425
216,115		Thermo Fisher Scientific, Inc	109,024
180,181	*,e	Tonix Pharmaceuticals Holding Corp	200
36,580	*	Translate Bio, Inc	1,007
25,726	*	Travere Therapeutics, Inc	375
53,374	*,e	Trillium Therapeutics, Inc	518
25,134	*	Turning Point Therapeutics Inc	1,961
26,284	*	Twist Bioscience Corp	3,502
33,751	*	Ultragenyx Pharmaceutical, Inc	3,218
25,272	*	United Therapeutics Corp	4,534
12,098	*,e	UroGen Pharma Ltd	185
31,395	*	Vanda Pharmaceuticals, Inc	675
65,175	*,e	Vaxart Inc	488
21,774	*,e	Vaxcyte, Inc	490
102,172	*,e	VBI Vaccines, Inc	342
36,815	*	Veracyte, Inc	1,472
97,480	*,e	Verastem, Inc	397
24,994	*	Vericel Corp	1,312
142,478	*	Vertex Pharmaceuticals, Inc	28,728
664,088		Viatris, Inc	9,490
29,514	*,e	Viking Therapeutics, Inc	177
32,800	*,e	Vir Biotechnology, Inc	1,551
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,787	*	Viracta Therapeutics, Inc	$224
104,364	*,e	VistaGen Therapeutics, Inc	329
6,387	*,e	Vor BioPharma, Inc	119
33,594	*	Waters Corp	11,610
39,150	*	WaVe Life Sciences Ltd	261
11,934	*,e	XBiotech, Inc	198
27,098	*	Xencor, Inc	935
19,065	*	Y-mAbs Therapeutics, Inc	644
18,143	*	Zentalis Pharmaceuticals, Inc	965
90,754	*,e	ZIOPHARM Oncology, Inc	240
261,145		Zoetis, Inc	48,667
33,098	*	Zogenix, Inc	572
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,767,884

REAL ESTATE - 3.3%
46,252		Acadia Realty Trust	1,016
36,696		Agree Realty Corp	2,587
47,563		Alexander & Baldwin, Inc	871
1,329		Alexander’s, Inc	356
80,372		Alexandria Real Estate Equities, Inc	14,623
28,646		American Assets Trust, Inc	1,068
75,200		American Campus Communities, Inc	3,513
68,972		American Finance Trust, Inc	585
152,675		American Homes 4 Rent	5,931
248,248		American Tower Corp	67,062
133,721		Americold Realty Trust	5,061
85,829		Apartment Income REIT Corp	4,071
79,626		Apartment Investment and Management Co	534
113,878		Apple Hospitality REIT, Inc	1,738
31,681		Armada Hoffler Properties, Inc	421
59,812	*,e	Ashford Hospitality Trust, Inc	273
76,605		AvalonBay Communities, Inc	15,987
86,787		Boston Properties, Inc	9,945
92,621		Brandywine Realty Trust	1,270
162,598		Brixmor Property Group, Inc	3,722
77,650		Broadstone Net Lease, Inc	1,818
17,654		Brookfield Property REIT, Inc	333
52,715		Camden Property Trust	6,994
50,740		CareTrust REIT, Inc	1,179
29,192		CatchMark Timber Trust, Inc	342
183,350	*	CBRE Group, Inc	15,719
9,060		Centerspace	715
28,285	*	Chatham Lodging Trust	364
21,833		City Office REIT, Inc	271
10,462		Clipper Realty, Inc	77
62,568		Columbia Property Trust, Inc	1,088
9,586		Community Healthcare Trust, Inc	455
7,951	*	CorePoint Lodging, Inc	85
24,055		Coresite Realty	3,238
61,652		Corporate Office Properties Trust	1,726
84,914		Cousins Properties, Inc	3,123
236,934		Crown Castle International Corp	46,226
3,998		CTO Realty Growth, Inc	214
110,271		CubeSmart	5,108
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,192	*	Cushman & Wakefield plc	$1,156
65,743		CyrusOne, Inc	4,702
114,160	*	DiamondRock Hospitality Co	1,107
154,247		Digital Realty Trust, Inc	23,208
279,022	*,e	DigitalBridge Group, Inc	2,204
136,618		Diversified Healthcare Trust	571
91,371		Douglas Emmett, Inc	3,072
204,536		Duke Realty Corp	9,685
45,779		Easterly Government Properties, Inc	965
21,698		EastGroup Properties, Inc	3,568
82,308		Empire State Realty Trust, Inc	988
40,647	*	EPR Properties	2,141
49,144		Equinix, Inc	39,443
62,602		Equity Commonwealth	1,640
96,734		Equity Lifestyle Properties, Inc	7,188
202,535		Equity Residential	15,595
63,885		Essential Properties Realty Trust, Inc	1,727
35,607		Essex Property Trust, Inc	10,682
28,436	*	eXp World Holdings Inc	1,102
72,057		Extra Space Storage, Inc	11,804
19,962	e	Farmland Partners, Inc	241
43,819		Federal Realty Investment Trust	5,134
67,202		First Industrial Realty Trust, Inc	3,510
425	*	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,234
72,511		Franklin Street Properties Corp	381
4,942	*	FRP Holdings, Inc	275
121,103		Gaming and Leisure Properties, Inc	5,611
42,598	e	Geo Group, Inc	303
18,198		Getty Realty Corp	567
17,811		Gladstone Commercial Corp	402
11,325	e	Gladstone Land Corp	272
30,930		Global Medical REIT, Inc	457
44,961		Global Net Lease, Inc	832
82,789		Healthcare Realty Trust, Inc	2,500
119,524		Healthcare Trust of America, Inc	3,191
296,211		Healthpeak Properties Inc	9,861
27,708	*	Hersha Hospitality Trust	298
59,455		Highwoods Properties, Inc	2,686
393,682	*	Host Hotels and Resorts, Inc	6,728
22,285	*	Howard Hughes Corp	2,172
80,595		Hudson Pacific Properties	2,242
48,914		Independence Realty Trust, Inc	892
34,891		Industrial Logistics Properties Trust	912
12,344	e	Innovative Industrial Properties, Inc	2,358
311,921		Invitation Homes, Inc	11,632
157,392		Iron Mountain, Inc	6,661
38,621	e	iStar Inc	801
64,898		JBG SMITH Properties	2,045
28,996	*	Jones Lang LaSalle, Inc	5,668
65,535		Kennedy-Wilson Holdings, Inc	1,302
63,758		Kilroy Realty Corp	4,440
226,773		Kimco Realty Corp	4,728
45,524		Kite Realty Group Trust	1,002
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,334		Lamar Advertising Co	$4,943
144,484		Lexington Realty Trust	1,727
41,932		Life Storage, Inc	4,501
21,247		LTC Properties, Inc	816
107,859		Macerich Co	1,968
47,939		Mack-Cali Realty Corp	822
11,498	*	Marcus & Millichap, Inc	447
318,329		Medical Properties Trust, Inc	6,398
63,650		Mid-America Apartment Communities, Inc	10,720
50,307		Monmouth Real Estate Investment Corp (Class A)	942
23,875		National Health Investors, Inc	1,601
95,950		National Retail Properties, Inc	4,498
38,309		National Storage Affiliates Trust	1,937
21,654		NETSTREIT Corp	499
55,714		New Senior Investment Group, Inc	489
81,428		Newmark Group, Inc	978
12,730		NexPoint Residential Trust, Inc	700
23,677		Office Properties Income Trust	694
129,929		Omega Healthcare Investors, Inc	4,715
9,166	e	One Liberty Properties, Inc	260
190,464	*,e	Opendoor Technologies, Inc	3,377
76,197	*	Outfront Media, Inc	1,831
101,864		Paramount Group, Inc	1,026
132,332	*	Park Hotels & Resorts, Inc	2,727
71,223		Pebblebrook Hotel Trust	1,677
107,460		Physicians Realty Trust	1,985
71,716		Piedmont Office Realty Trust, Inc	1,325
13,733		Plymouth Industrial REIT, Inc	275
34,013		PotlatchDeltic Corp	1,808
21,687		Preferred Apartment Communities, Inc	211
405,402		Prologis, Inc	48,458
10,961		PS Business Parks, Inc	1,623
83,126		Public Storage, Inc	24,995
37,501		QTS Realty Trust, Inc	2,899
5,346	*	Rafael Holdings, Inc	273
75,814		Rayonier, Inc	2,724
13,117		Re/Max Holdings, Inc	437
62,854	*	Realogy Holdings Corp	1,145
204,582		Realty Income Corp	13,654
57,095	*	Redfin Corp	3,620
92,769		Regency Centers Corp	5,944
63,462		Retail Opportunities Investment Corp	1,121
117,073		Retail Properties of America, Inc	1,341
11,764		Retail Value, Inc	256
73,707		Rexford Industrial Realty, Inc	4,198
92,471		RLJ Lodging Trust	1,408
5,123		RMR Group, Inc	198
57,913		RPT Realty	752
29,351	*	Ryman Hospitality Properties	2,318
116,469		Sabra Healthcare REIT, Inc	2,120
7,521		Safehold, Inc	590
6,451		Saul Centers, Inc	293
59,529		SBA Communications Corp	18,972
18,501	*,e	Seritage Growth Properties	340
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

93,168		Service Properties Trust	$1,174
179,255		Simon Property Group, Inc	23,389
103,764		SITE Centers Corp	1,563
38,244	e	SL Green Realty Corp	3,060
62,949		Spirit Realty Capital, Inc	3,011
18,561		St. Joe Co	828
84,224		STAG Industrial, Inc	3,153
134,185		STORE Capital Corp	4,631
73,018	*	Summit Hotel Properties, Inc	681
60,721		Sun Communities, Inc	10,408
117,301	*	Sunstone Hotel Investors, Inc	1,457
54,135	e	Tanger Factory Outlet Centers, Inc	1,020
12,164	*	Tejon Ranch Co	185
35,329		Terreno Realty Corp	2,279
162,250		UDR, Inc	7,947
20,169		UMH Properties, Inc	440
119,952		Uniti Group, Inc	1,270
9,264		Universal Health Realty Income Trust	570
70,770		Urban Edge Properties	1,352
20,808		Urstadt Biddle Properties, Inc (Class A)	403
205,976		Ventas, Inc	11,761
125,723		VEREIT, Inc	5,774
295,074		VICI Properties, Inc	9,153
96,380		Vornado Realty Trust	4,498
46,196		Washington REIT	1,063
67,227		Weingarten Realty Investors	2,156
229,555		Welltower, Inc	19,076
411,749		Weyerhaeuser Co	14,172
25,132		Whitestone REIT	207
95,264		WP Carey, Inc	7,109
62,184	*	Xenia Hotels & Resorts, Inc	1,165
		TOTAL REAL ESTATE	814,135

RETAILING - 6.7%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	583
18,402		Aaron’s Co, Inc	589
36,579	*	Abercrombie & Fitch Co (Class A)	1,698
33,742	*	Academy Sports & Outdoors, Inc	1,391
35,386		Advance Auto Parts, Inc	7,259
238,755	*	Amazon.com, Inc	821,355
85,497	e	American Eagle Outfitters, Inc	3,209
3,312	*	America’s Car-Mart, Inc	469
10,565	*	Asbury Automotive Group, Inc	1,810
35,818	*	At Home Group, Inc	1,320
28,808	*	Autonation, Inc	2,731
12,097	*	AutoZone, Inc	18,051
20,976	*	Barnes & Noble Education, Inc	151
59,900	*	Bed Bath & Beyond, Inc	1,994
137,395		Best Buy Co, Inc	15,798
11,361		Big 5 Sporting Goods Corp	292
20,052		Big Lots, Inc	1,324
19,926	*,e	Blink Charging Co	820
15,681	*	Boot Barn Holdings, Inc	1,318
14,004		Buckle, Inc	697
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,184	*	Burlington Stores, Inc	$11,651
20,111		Caleres, Inc	549
22,123		Camping World Holdings, Inc	907
89,605	*	CarMax, Inc	11,572
19,398	*	CarParts.com, Inc	395
42,371	*	Carvana Co	12,788
12,003		Cato Corp (Class A)	202
66,517	*	Chico’s FAS, Inc	438
7,673	*	Children’s Place, Inc	714
6,121	*	Citi Trends, Inc	533
13,169	*,e	Conn’s, Inc	336
11,400	*	Container Store Group, Inc	149
24,374		Core-Mark Holding Co, Inc	1,097
32,814	*	Designer Brands, Inc	543
34,527		Dick’s Sporting Goods, Inc	3,459
3,340	e	Dillard’s, Inc (Class A)	604
131,570		Dollar General Corp	28,470
127,311	*	Dollar Tree, Inc	12,667
46,076	*	DoorDash, Inc	8,217
7,236	*,e	Duluth Holdings, Inc	149
374,471		eBay, Inc	26,292
69,587	*	Etsy, Inc	14,324
30,809	*	Five Below, Inc	5,954
55,907	*	Floor & Decor Holdings, Inc	5,909
49,305		Foot Locker, Inc	3,039
11,421		Franchise Group, Inc	403
10,965	*	Funko, Inc	233
32,234	*,e	GameStop Corp (Class A)	6,903
110,566		Gap, Inc	3,721
7,998	*	Genesco, Inc	509
77,628		Genuine Parts Co	9,818
9,591		Group 1 Automotive, Inc	1,481
12,244	*	Groupon, Inc	528
29,518	*	GrowGeneration Corp	1,420
21,962		Guess?, Inc	580
9,098		Haverty Furniture Cos, Inc	389
9,181	*	Hibbett Sports, Inc	823
591,530		Home Depot, Inc	188,633
86,005		Kohl’s Corp	4,740
129,558		L Brands, Inc	9,336
9,431	*	Lands’ End, Inc	387
59,869	*	Leslie’s, Inc	1,646
19,090	*	Liquidity Services, Inc	486
15,893		Lithia Motors, Inc (Class A)	5,461
157,522	*	LKQ Corp	7,753
394,761		Lowe’s Companies, Inc	76,572
19,294	*	Lumber Liquidators, Inc	407
172,372	*	Macy’s, Inc	3,268
11,739	*	MarineMax, Inc	572
18,107		Monro Muffler, Inc	1,150
13,744		Murphy USA, Inc	1,833
47,869	*	National Vision Holdings, Inc	2,448
60,699	*	Nordstrom, Inc	2,220
29,720	*	ODP Corp	1,427
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,834	*	Ollie’s Bargain Outlet Holdings, Inc	$3,015
5,690		OneWater Marine, Inc	239
37,908	*	O’Reilly Automotive, Inc	21,464
24,586	*	Overstock.com, Inc	2,267
60,315	*	Party City Holdco, Inc	563
17,468		Penske Auto Group, Inc	1,319
40,988	*	Petco Health & Wellness Co, Inc	919
14,105	e	PetMed Express, Inc	449
21,162		Pool Corp	9,706
53,361	*	Quotient Technology, Inc	577
201,751		Qurate Retail Group, Inc QVC Group	2,641
42,901	*	RealReal, Inc	848
35,975		Rent-A-Center, Inc	1,909
19,596	*	Revolve Group, Inc	1,350
9,426	*	RH	6,400
192,505		Ross Stores, Inc	23,871
66,571	*	Sally Beauty Holdings, Inc	1,469
33,875	*	Shift Technologies, Inc	291
2,356		Shoe Carnival, Inc	169
13,499		Shutterstock, Inc	1,325
29,200	*	Signet Jewelers Ltd	2,359
13,058	*	Sleep Number Corp	1,436
11,945	e	Sonic Automotive, Inc (Class A)	534
19,952	*	Sportsman’s Warehouse Holdings, Inc	355
9,711	*	Stamps.com, Inc	1,945
32,244	*	Stitch Fix Inc	1,944
273,455		Target Corp	66,105
6,790		Tilly’s, Inc	108
663,280		TJX Companies, Inc	44,718
62,220		Tractor Supply Co	11,577
29,632	*	Ulta Beauty, Inc	10,246
37,439	*	Urban Outfitters, Inc	1,543
63,231	*,e	Vroom, Inc	2,647
41,399	*,e	Wayfair, Inc	13,070
41,140		Williams-Sonoma, Inc	6,568
1,945		Winmark Corp	374
11,661	*	Zumiez, Inc	571
		TOTAL RETAILING	1,615,855

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
20,999		Advanced Energy Industries, Inc	2,367
665,710	*	Advanced Micro Devices, Inc	62,530
26,133	*	Allegro MicroSystems, Inc	724
15,539	*	Alpha & Omega Semiconductor Ltd	472
19,074	*	Ambarella, Inc	2,034
55,705		Amkor Technology, Inc	1,319
202,544		Analog Devices, Inc	34,870
503,542		Applied Materials, Inc	71,704
10,142	*,e	Atomera, Inc	217
20,849	*	Axcelis Technologies, Inc	843
26,991	*	AXT, Inc	296
219,586		Broadcom, Inc	104,707
39,365		Brooks Automation, Inc	3,751
15,710	*	Ceva, Inc	743
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,760	*	Cirrus Logic, Inc	$2,703
15,115		CMC Materials, Inc	2,278
26,675	*	Cohu, Inc	981
62,345	*	Cree, Inc	6,105
23,788	*	Diodes, Inc	1,898
14,071	*	DSP Group, Inc	208
72,463	*	Enphase Energy, Inc	13,306
73,960		Entegris, Inc	9,095
58,223	*	First Solar, Inc	5,270
42,439	*	Formfactor, Inc	1,547
15,133	*	Ichor Holdings Ltd	814
13,074	*,e	Impinj, Inc	675
2,223,379		Intel Corp	124,821
84,299		KLA Corp	27,331
42,347	*,e	Kopin Corp	346
33,411		Kulicke & Soffa Industries, Inc	2,045
78,346		Lam Research Corp	50,980
75,431	*	Lattice Semiconductor Corp	4,238
29,103	*	MACOM Technology Solutions Holdings, Inc	1,865
443,725		Marvell Technology, Inc	25,883
145,434		Maxim Integrated Products, Inc	15,323
38,172	*	MaxLinear, Inc	1,622
138,489		Microchip Technology, Inc	20,737
618,723	*	Micron Technology, Inc	52,579
30,369		MKS Instruments, Inc	5,404
24,626		Monolithic Power Systems, Inc	9,197
26,573	*	Nanometrics, Inc	1,941
21,168	*	NeoPhotonics Corp Ltd	216
3,184		NVE Corp	236
329,002		NVIDIA Corp	263,235
151,537		NXP Semiconductors NV	31,174
229,199	*	ON Semiconductor Corp	8,774
20,605	*	PDF Solutions, Inc	375
46,544	*	Photronics, Inc	615
33,225		Power Integrations, Inc	2,726
62,085	*	Qorvo, Inc	12,147
620,506		QUALCOMM, Inc	88,689
61,164	*	Rambus, Inc	1,450
35,296	*	Semtech Corp	2,428
24,113	*	Silicon Laboratories, Inc	3,695
7,023	*	SiTime Corp	889
90,632		Skyworks Solutions, Inc	17,379
7,747	*	SMART Global Holdings, Inc	369
42,585	*,e	SunPower Corp	1,244
19,257	*	Synaptics, Inc	2,996
92,360		Teradyne, Inc	12,373
508,070		Texas Instruments, Inc	97,702
23,500	*	Ultra Clean Holdings	1,262
24,314		Universal Display Corp	5,406
34,384	*	Veeco Instruments, Inc	827
135,165		Xilinx, Inc	19,550
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,251,526
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 14.7%
65,506	*	8x8, Inc	$1,818
32,215	*	A10 Networks, Inc	363
349,813		Accenture plc	103,121
68,208	*	ACI Worldwide, Inc	2,533
262,630	*	Adobe, Inc	153,807
11,056	*	Agilysys, Inc	629
87,910	*	Akamai Technologies, Inc	10,250
26,945	*	Alarm.com Holdings, Inc	2,282
27,328		Alliance Data Systems Corp	2,847
24,769	*,e	Altair Engineering, Inc	1,708
32,290	*	Alteryx, Inc	2,778
71,055		Amdocs Ltd	5,497
15,720		American Software, Inc (Class A)	345
78,020	*	Anaplan, Inc	4,158
48,349	*	Ansys, Inc	16,780
9,509	*	Appfolio, Inc	1,343
20,140	*,e	Appian Corp	2,774
40,356	*	Asana, Inc	2,503
37,307	*	Aspen Technology, Inc	5,131
72,569	*	Atlassian Corp plc	18,640
121,355	*	Autodesk, Inc	35,424
233,929		Automatic Data Processing, Inc	46,463
46,044	*	Avalara, Inc	7,450
45,036	*	Avaya Holdings Corp	1,211
11,374	*	Benefitfocus, Inc	160
74,063		Bentley Systems, Inc	4,798
24,476	*	BigCommerce Holdings, Inc	1,589
41,807	*	Bill.Com Holdings, Inc	7,658
82,754	*	Black Knight, Inc	6,453
26,411	*	Blackbaud, Inc	2,022
29,853	*	Blackline, Inc	3,322
2,954	*	BM Technologies, Inc	37
24,159	*	Bottomline Technologies, Inc	896
86,219	*	Box, Inc	2,203
20,694	*	Brightcove, Inc	297
63,918		Broadridge Financial Solutions, Inc	10,325
25,858	*	BTRS Holdings, Inc	326
8,760	*	C3.ai, Inc	548
151,030	*	Cadence Design Systems, Inc	20,664
31,787	*	Cantaloupe, Inc	377
10,596		Cass Information Systems, Inc	432
67,448		CDK Global, Inc	3,352
22,039	*	Cerence Inc	2,352
70,954	*	Ceridian HCM Holding, Inc	6,806
15,814	*	ChannelAdvisor Corp	388
68,044		Citrix Systems, Inc	7,980
17,869	*	Cleanspark, Inc	297
114,390	*	Cloudera, Inc	1,814
138,102	*	Cloudflare, Inc	14,617
289,581		Cognizant Technology Solutions Corp (Class A)	20,056
20,876	*	Commvault Systems, Inc	1,632
23,676	*	Concentrix Corp	3,807
91,431	*	Conduent, Inc	686
37,259	*	Cornerstone OnDemand, Inc	1,922
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,201	*	Coupa Software, Inc	$10,537
87,974	*	Crowdstrike Holdings, Inc	22,109
17,763		CSG Systems International, Inc	838
124,525	*	Datadog, Inc	12,961
13,627	*,e	Datto Holding Corp	379
7,264	*,e	Digimarc Corp	243
46,104	*	Digital Turbine, Inc	3,505
7,032	*,e	DigitalOcean Holdings, Inc	391
104,821	*	DocuSign, Inc	29,305
35,265		Dolby Laboratories, Inc (Class A)	3,466
15,039	*	Domo, Inc	1,216
8,370	*	DoubleVerify Holdings, Inc	354
167,452	*	Dropbox, Inc	5,075
40,815	*	Duck Creek Technologies, Inc	1,776
139,396	*	DXC Technology Co	5,428
101,036	*	Dynatrace, Inc	5,903
22,789	*	E2open Parent Holdings, Inc	260
17,480	e	Ebix, Inc	593
37,517	*	Elastic NV	5,468
30,234	*	Envestnet, Inc	2,294
29,695	*	EPAM Systems, Inc	15,173
27,813	*	Euronet Worldwide, Inc	3,765
21,053	*	Everbridge, Inc	2,865
31,074		EVERTEC, Inc	1,356
25,590	*	Evo Payments, Inc	710
17,218	*	ExlService Holdings, Inc	1,830
15,593	*	Fair Isaac Corp	7,838
58,075	*,e	Fastly, Inc	3,461
340,745		Fidelity National Information Services, Inc	48,273
127,712	*	FireEye, Inc	2,582
328,942	*	Fiserv, Inc	35,161
37,675	*	Five9, Inc	6,909
44,795	*	FleetCor Technologies, Inc	11,470
73,389	*	Fortinet, Inc	17,481
46,007	*	Gartner, Inc	11,143
104,053		Genpact Ltd	4,727
161,241		Global Payments, Inc	30,239
21,651	*	Globant S.A.	4,745
93,198	*	GoDaddy, Inc	8,105
37,008	*	GreenSky, Inc	205
15,258	*,e	Grid Dynamics Holdings, Inc	229
46,084	*	Guidewire Software, Inc	5,195
17,956		Hackett Group, Inc	324
24,272	*	HubSpot, Inc	14,144
9,245	*	I3 Verticals, Inc	279
223,148	*,e	Ideanomics Inc	634
4,355	*,e	Intelligent Systems Corp	137
18,324		InterDigital, Inc	1,338
491,551		International Business Machines Corp	72,056
13,645	*	International Money Express Inc	203
140,381		Intuit, Inc	68,811
23,716	*	j2 Global, Inc	3,262
40,567		Jack Henry & Associates, Inc	6,633
29,050	*	Jamf Holding Corp	975
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,159	*,e	JFrog Ltd	$1,282
50,961	*,e	Limelight Networks, Inc	161
34,967	*	Liveperson, Inc	2,211
35,615	*	LiveRamp Holdings, Inc	1,669
35,689	*	Manhattan Associates, Inc	5,169
52,095	*	Marathon Digital Holdings, Inc	1,634
481,316		Mastercard, Inc (Class A)	175,724
31,583		MAXIMUS, Inc	2,778
21,219		McAfee Corp	595
56,879	*	Medallia, Inc	1,920
4,145,623		Microsoft Corp	1,123,049
4,156	*,e	MicroStrategy, Inc (Class A)	2,762
33,586	*	Mimecast Ltd	1,782
22,456	*	Mitek Systems, Inc	433
14,483	*	Model N, Inc	496
35,218	*	MoneyGram International, Inc	355
29,161	*	MongoDB, Inc	10,542
25,933	*	nCino, Inc	1,554
30,028	*	New Relic, Inc	2,011
302,178		NortonLifelock, Inc	8,225
156,540	*	Nuance Communications, Inc	8,522
105,783	*	Nutanix, Inc	4,043
68,248	*	Okta, Inc	16,699
4,837	*,e	ON24, Inc	172
21,489	*	OneSpan, Inc	549
957,538		Oracle Corp	74,535
41,005	*	Pagerduty, Inc	1,746
892,714	*	Palantir Technologies, Inc	23,532
52,826	*	Palo Alto Networks, Inc	19,601
44,842	*	Paya Holdings, Inc	494
176,633		Paychex, Inc	18,953
27,676	*	Paycom Software, Inc	10,059
20,584	*	Paylocity Holding Corp	3,927
646,367	*	PayPal Holdings, Inc	188,403
169,441	*,e	Paysafe Ltd	2,052
22,404		Pegasystems, Inc	3,118
17,663	*	Perficient, Inc	1,420
23,740	*	Ping Identity Holding Corp	544
23,997		Progress Software Corp	1,110
31,414	*	Proofpoint, Inc	5,459
19,034	*	PROS Holdings, Inc	867
57,208	*	PTC, Inc	8,081
29,530	*	Q2 Holdings, Inc	3,029
7,729		QAD, Inc (Class A)	673
18,605	*	Qualys, Inc	1,873
19,217	*,e	Rackspace Technology, Inc	377
31,056	*	Rapid7, Inc	2,939
42,004	*	Repay Holdings Corp	1,010
44,149	*	RingCentral, Inc	12,829
46,008	*	Riot Blockchain, Inc	1,733
186,641	*	Sabre Corp	2,329
52,403	*	SailPoint Technologies Holding, Inc	2,676
487,214	*	salesforce.com, Inc	119,012
15,268		Sapiens International Corp NV	401
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,599	*	SecureWorks Corp	$85
108,407	*	ServiceNow, Inc	59,575
23,585	*	Shift4 Payments, Inc	2,210
4,906	*	ShotSpotter, Inc	239
267,853	*	Slack Technologies, Inc	11,866
66,115	*	Smartsheet, Inc	4,781
65,622	*	Snowflake, Inc	15,867
38,339	*	SolarWinds Corp	648
90,017	*	Splunk, Inc	13,015
24,107	*	Sprout Social, Inc	2,156
19,690	*	SPS Commerce, Inc	1,966
214,794	*	Square, Inc	52,367
121,462		SS&C Technologies Holdings, Inc	8,753
120,616	*	StoneCo Ltd	8,089
44,512	*,e	Sumo Logic, Inc	919
70,963	*	SVMK, Inc	1,495
62,944		Switch, Inc	1,329
20,953	*	Sykes Enterprises, Inc	1,125
83,554	*	Synopsys, Inc	23,043
9,226	*	Telos Corp	314
49,510	*	Tenable Holdings, Inc	2,047
63,587	*	Teradata Corp	3,177
234,140	*	Trade Desk, Inc	18,113
10,054		TTEC Holdings, Inc	1,036
6,516	*,e	Tucows, Inc	523
89,020	*	Twilio, Inc	35,088
22,118	*	Tyler Technologies, Inc	10,006
38,674	*	Unisys Corp	979
80,847	*,e	Unity Software, Inc	8,879
15,606	*	Upland Software, Inc	643
56,469	*	Varonis Systems, Inc	3,254
35,164	*	Verint Systems, Inc	1,585
54,180	*	VeriSign, Inc	12,336
13,662	*,e	Veritone, Inc	269
63,620	*	Verra Mobility Corp	978
6,012	*	Viant Technology, Inc	179
32,131	*,e	VirnetX Holding Corp	137
931,121		Visa, Inc (Class A)	217,715
43,180	*,e	VMware, Inc (Class A)	6,908
229,572		Western Union Co	5,273
24,535	*	WEX, Inc	4,757
29,289	*	Wix.com Ltd	8,502
101,504	*	Workday, Inc	24,233
22,930	*	Workiva, Inc	2,553
57,275		Xperi Holding Corp	1,274
55,032	*	Yext, Inc	786
65,282	*	Zendesk, Inc	9,423
42,422	*	Zix Corp	299
117,381	*	Zoom Video Communications, Inc	45,430
42,470	*	Zscaler, Inc	9,176
55,037	*	Zuora Inc	949
		TOTAL SOFTWARE & SERVICES	3,595,498
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
66,252	*	3D Systems Corp	$2,648
35,649		Adtran, Inc	736
18,515	*,e	Akoustis Technologies, Inc	198
320,936		Amphenol Corp (Class A)	21,955
8,636,417		Apple, Inc	1,182,844
33,087	*	Arista Networks, Inc	11,988
47,303	*	Arlo Technologies, Inc	320
40,463	*	Arrow Electronics, Inc	4,606
24,161	*	Avid Technology, Inc	946
54,480		Avnet, Inc	2,184
15,939		Badger Meter, Inc	1,564
24,142		Belden CDT, Inc	1,221
19,531		Benchmark Electronics, Inc	556
26,799	*	CalAmp Corp	341
28,887	*	Calix, Inc	1,372
4,889	*	Cambium Networks Corp	236
9,824	*	Casa Systems, Inc	87
77,061		CDW Corp	13,459
88,003	*	Ciena Corp	5,006
2,324,570		Cisco Systems, Inc	123,202
8,964	*	Clearfield, Inc	336
93,925		Cognex Corp	7,894
13,422	*	Coherent, Inc	3,548
115,638	*	CommScope Holding Co, Inc	2,464
16,237		Comtech Telecommunications Corp	392
415,791		Corning, Inc	17,006
8,680	*,e	Corsair Gaming, Inc	289
17,421		CTS Corp	647
27,847	*	Daktronics, Inc	183
150,756	*	Dell Technologies, Inc	15,026
53,560	*	Diebold, Inc	688
18,652	*	Digi International, Inc	375
9,167	*	DZS, Inc	190
24,605	*	Eastman Kodak Co	205
22,558	*	EchoStar Corp (Class A)	548
20,159	*	EMCORE Corp	186
9,278	*	ePlus, Inc	804
79,396	*	Extreme Networks, Inc	886
32,335	*	F5 Networks, Inc	6,036
20,485	*	Fabrinet	1,964
9,925	*	FARO Technologies, Inc	772
58,321	*,e	Harmonic, Inc	497
707,951		Hewlett Packard Enterprise Co	10,322
685,519		HP, Inc	20,696
57,079	*	II-VI, Inc	4,143
103,799	*	Infinera Corp	1,059
40,550	*,e	Inseego Corp	409
19,073	*	Insight Enterprises, Inc	1,907
19,271	*	IPG Photonics Corp	4,062
18,293	*	Iteris, Inc	122
24,355	*	Itron, Inc	2,435
79,639		Jabil Inc	4,629
178,205		Juniper Networks, Inc	4,874
101,880	*	Keysight Technologies, Inc	15,731
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,162	*	Kimball Electronics, Inc	$460
48,573	*	Knowles Corp	959
10,929	*	KVH Industries, Inc	134
13,151		Littelfuse, Inc	3,351
41,562	*	Lumentum Holdings, Inc	3,409
20,833		Methode Electronics, Inc	1,025
86,400	*,e	Microvision, Inc	1,447
91,328		Motorola Solutions, Inc	19,804
7,937	*	Napco Security Technologies, Inc	289
72,088		National Instruments Corp	3,048
68,992	*	NCR Corp	3,147
124,222		NetApp, Inc	10,164
16,454	*	Netgear, Inc	630
43,446	*	Netscout Systems, Inc	1,240
20,535	*	nLight, Inc	745
18,332	*	Novanta, Inc	2,470
9,244	*	OSI Systems, Inc	940
15,844	*,e	Ouster, Inc	198
12,941	*,e	PAR Technology Corp	905
8,216		PC Connection, Inc	380
18,613	*	Plantronics, Inc	777
17,083	*	Plexus Corp	1,562
148,433	*	Pure Storage, Inc	2,899
30,487	*	Quantum Corp	210
37,508	*	Ribbon Communications, Inc	285
10,213	*	Rogers Corp	2,051
36,299	*	Sanmina Corp	1,414
17,777	*	Scansource, Inc	500
26,460	*	Super Micro Computer, Inc	931
22,861		Synnex Corp	2,784
135,626	*	Trimble Inc	11,098
58,441	*	TTM Technologies, Inc	836
8,166	*	Turtle Beach Corp	261
3,604		Ubiquiti, Inc	1,125
38,579	*,e	Velodyne Lidar, Inc	410
34,027	*	Viasat, Inc	1,696
136,006	*	Viavi Solutions, Inc	2,402
72,768		Vishay Intertechnology, Inc	1,641
9,508	*	Vishay Precision Group, Inc	324
92,880		Vontier Corp	3,026
168,648	*	Western Digital Corp	12,003
84,117		Xerox Holdings Corp	1,976
29,192	*	Zebra Technologies Corp (Class A)	15,457
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,627,207

TELECOMMUNICATION SERVICES - 1.3%
7,472	*	Anterix, Inc	448
3,929,195		AT&T, Inc	113,082
7,918		ATN International, Inc	360
12,460	*	Bandwidth Inc	1,719
27,530	*	Cincinnati Bell, Inc	425
25,280		Cogent Communications Group, Inc	1,944
48,355	*	Consolidated Communications Holdings, Inc	425
331,269	*	Globalstar, Inc	590
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,541	*,e	Gogo, Inc	$484
11,096	*	IDT Corp (Class B)	410
60,764	*	Iridium Communications, Inc	2,430
29,453	*	Liberty Latin America Ltd (Class A)	408
84,348	*	Liberty Latin America Ltd (Class C)	1,189
604,873		Lumen Technologies, Inc	8,220
13,047	*	Ooma, Inc	246
44,329	*	ORBCOMM, Inc	498
23,995	*	Radius Global Infrastructure, Inc	348
26,373		Shenandoah Telecom Co	1,279
55,138		Telephone & Data Systems, Inc	1,250
324,008	*	T-Mobile US, Inc	46,926
9,529	*	US Cellular Corp	346
2,279,444		Verizon Communications, Inc	127,717
143,849	*	Vonage Holdings Corp	2,073
		TOTAL TELECOMMUNICATION SERVICES	312,817

TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	881
69,726	*	Alaska Air Group, Inc	4,205
8,270	*	Allegiant Travel Co	1,604
4,914		Amerco, Inc	2,896
347,869	*,e	American Airlines Group, Inc	7,378
13,812		ArcBest Corp	804
15,710	*	Atlas Air Worldwide Holdings, Inc	1,070
27,914	*	Avis Budget Group, Inc	2,174
72,538		CH Robinson Worldwide, Inc	6,795
17,311	*	Copa Holdings S.A. (Class A)	1,304
23,634		Costamare, Inc	279
8,672	*	Covenant Transportation Group, Inc	179
1,245,429		CSX Corp	39,953
14,173	*,e	Daseke, Inc	92
351,191	*	Delta Air Lines, Inc	15,193
4,116	*,e	Eagle Bulk Shipping, Inc	195
14,381	*	Echo Global Logistics, Inc	442
91,689		Expeditors International of Washington, Inc	11,608
134,827		FedEx Corp	40,223
14,836		Forward Air Corp	1,332
18,987	*	Frontier Group Holdings, Inc	324
17,525		Genco Shipping & Trading Ltd	331
27,588	*	Hawaiian Holdings, Inc	672
26,012		Heartland Express, Inc	446
18,067	*	Hub Group, Inc (Class A)	1,192
9,562	*	HyreCar, Inc	200
46,395		JB Hunt Transport Services, Inc	7,560
173,855	*	JetBlue Airways Corp	2,917
49,452		Kansas City Southern	14,013
32,726	*	Kirby Corp	1,984
88,315		Knight-Swift Transportation Holdings, Inc	4,015
20,412		Landstar System, Inc	3,225
154,071	*	Lyft, Inc (Class A)	9,318
43,936		Macquarie Infrastructure Co LLC	1,681
34,852		Marten Transport Ltd	575
23,449		Matson, Inc	1,501
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,117	*	Mesa Air Group, Inc	$178
137,325		Norfolk Southern Corp	36,447
56,170		Old Dominion Freight Line	14,256
29,335	*	Radiant Logistics, Inc	203
30,762		Ryder System, Inc	2,287
33,371	*	Safe Bulkers, Inc	134
13,620	*	Saia, Inc	2,853
22,723		Schneider National, Inc	495
28,022	*	Skywest, Inc	1,207
324,783	*	Southwest Airlines Co	17,243
50,261	*	Spirit Airlines, Inc	1,530
9,455	*	Sun Country Airlines Holdings, Inc	350
19,681	*	TuSimple Holdings, Inc	1,402
887,421	*	Uber Technologies, Inc	44,478
365,405		Union Pacific Corp	80,364
177,925	*	United Airlines Holdings Inc	9,304
398,092		United Parcel Service, Inc (Class B)	82,791
6,297		Universal Logistics Holdings Inc	147
14,010	*	US Xpress Enterprises, Inc	120
36,247		Werner Enterprises, Inc	1,614
50,638	*	XPO Logistics, Inc	7,084
		TOTAL TRANSPORTATION	493,048

UTILITIES - 2.4%
362,922		AES Corp	9,461
28,646		Allete, Inc	2,005
137,659		Alliant Energy Corp	7,676
139,860		Ameren Corp	11,194
275,165		American Electric Power Co, Inc	23,276
20,132		American States Water Co	1,602
100,793		American Water Works Co, Inc	15,535
4,909		Artesian Resources Corp	181
69,836		Atmos Energy Corp	6,712
27,653		Avangrid, Inc	1,422
33,562		Avista Corp	1,432
34,402		Black Hills Corp	2,258
19,976	e	Brookfield Infrastructure Corp	1,506
72,027		Brookfield Renewable Corp	3,021
15,011	*,e	Cadiz, Inc	204
27,726		California Water Service Group	1,540
319,280		Centerpoint Energy, Inc	7,829
9,405		Chesapeake Utilities Corp	1,132
24,011		Clearway Energy, Inc (Class A)	606
47,061		Clearway Energy, Inc (Class C)	1,246
161,672		CMS Energy Corp	9,552
190,867		Consolidated Edison, Inc	13,689
442,998		Dominion Energy, Inc	32,591
105,937		DTE Energy Co	13,729
423,177		Duke Energy Corp	41,776
204,477		Edison International	11,823
111,222		Entergy Corp	11,089
120,688		Essential Utilities Inc	5,515
127,478		Evergy, Inc	7,703
188,645		Eversource Energy	15,137
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

537,599		Exelon Corp	$23,821
301,466		FirstEnergy Corp	11,218
6,410		Global Water Resources, Inc	109
57,902		Hawaiian Electric Industries, Inc	2,448
27,642		Idacorp, Inc	2,695
109,553		MDU Resources Group, Inc	3,433
19,874		MGE Energy, Inc	1,479
11,759		Middlesex Water Co	961
44,613		National Fuel Gas Co	2,331
52,723		New Jersey Resources Corp	2,086
1,078,662		NextEra Energy, Inc	79,044
211,543		NiSource, Inc	5,183
14,483		Northwest Natural Holding Co	761
27,636		NorthWestern Corp	1,664
135,219		NRG Energy, Inc	5,449
109,645		OGE Energy Corp	3,690
29,641		ONE Gas, Inc	2,197
24,734		Ormat Technologies, Inc	1,720
22,455		Otter Tail Corp	1,096
829,869	*,b	PG&E Corp	8,440
62,725		Pinnacle West Capital Corp	5,142
46,715		PNM Resources, Inc	2,278
50,460		Portland General Electric Co	2,325
423,515		PPL Corp	11,846
278,792		Public Service Enterprise Group, Inc	16,655
11,616	*	Pure Cycle Corp	161
173,448		Sempra Energy	22,978
12,005		SJW Corp	760
58,642	e	South Jersey Industries, Inc	1,521
581,759		Southern Co	35,202
31,668		Southwest Gas Holdings Inc	2,096
7,544	e	Spark Energy, Inc	85
26,256		Spire, Inc	1,898
46,961	*	Sunnova Energy International, Inc	1,769
114,251		UGI Corp	5,291
10,272		Unitil Corp	544
268,521		Vistra Energy Corp	4,981
173,437		WEC Energy Group, Inc	15,427
295,903		Xcel Energy, Inc	19,494
9,006		York Water Co	408
		TOTAL UTILITIES	573,128

		TOTAL COMMON STOCKS	24,311,042
		(Cost $7,971,840)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
80,085	†	Media General, Inc	0	^
		TOTAL MEDIA & ENTERTAINMENT	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917	†	Chinook Therapeutics, Inc	0	^
29,050	†	Elanco Animal Health, Inc CVR	2

310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)

4,045	†	Omthera Pharmaceuticals, Inc			$3
6,981	†	Tobira Therapeutics, Inc			0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5

		TOTAL RIGHTS / WARRANTS			5
		(Cost $1)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.2%
$850,000		Federal Home Loan Bank (FHLB)	0.004%	07/12/21	850
35,000,000		FHLB	0.025	07/21/21	34,999
6,549,000		FHLB	0.005	07/30/21	6,549
16,000,000		FHLB	0.058	08/18/21	15,999
		TOTAL GOVERNMENT AGENCY DEBT			58,397

REPURCHASE AGREEMENT - 0.0%
1,335,000	r	Fixed Income Clearing Corp (FICC)	0.020	07/01/21	1,335
		TOTAL REPURCHASE AGREEMENT			1,335

TREASURY DEBT - 0.2%
47,479,000		United States Treasury Bill	0.005-0.007	07/01/21	47,479
		TOTAL TREASURY DEBT			47,479

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
116,515,033	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		116,515
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			116,515

		TOTAL SHORT-TERM INVESTMENTS			223,726
		(Cost $223,726)
		TOTAL INVESTMENTS - 100.4%			24,534,781
		(Cost $8,195,575)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(102,186)
		NET ASSETS - 100.0%			$24,432,595

		Abbreviation(s):
REIT		Real Estate Investment Trust

*		Non-income producing
^		Amount represents less than $1,000.
†		Security is categorized as Level 3 in the fair value hierarchy.
b		In bankruptcy
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $203,067,822.

311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/21, the aggregate value of these securities is $2,056,432 or 0.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 06/30/21 to be repurchased at $1,335,000 on 07/01/21, collateralized by U.S. Treasury Notes valued at $1,361,730.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	18	09/17/21	$2,084	$2,077	$(7)
S&P 500 E Mini Index	453	09/17/21	95,939	97,137	1,198
Total	471		$98,023	$99,214	$1,191
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.0%
$821,333	i	Adient US LLC	LIBOR 1 M + 3.500%	3.604%	04/10/28	$821
910,932	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.354	04/30/26	902
2,018,625	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.500	03/31/27	2,013
		TOTAL AUTOMOBILES & COMPONENTS				3,736

CAPITAL GOODS - 0.1%
174,057	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	174
222,188	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	219
811,659	i	Beacon Roofing Supply, Inc	LIBOR 3 M + 2.250%	2.604	05/19/28	807
989,866	i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.250%	3.750	04/12/28	988
990,000	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.854	03/01/27	989
478,814	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	472
1,358,211	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.354	08/22/24	1,340
1,473,750	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.354	05/30/25	1,452
		TOTAL CAPITAL GOODS				6,441

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
650,000	i	AECOM	LIBOR 1 M + 1.750%	1.854	04/13/28	649
1,607,175	i	GFL Environmental, Inc	LIBOR 1 M + 3.00%	3.500	05/31/25	1,607
671,625	i	PAE Holding Corp	LIBOR 1 M + 4.500%	5.250	10/14/27	672
2,526,476	h,i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	3.500	09/23/26	2,524
768,075	i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	768
1	i	Syneos Health Inc	LIBOR 3 M + 2.000%	2.000	08/01/24	0	^
1,731,538	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.854	11/16/26	1,719
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				7,939

CONSUMER DURABLES & APPAREL - 0.0%
391,982	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.854	04/25/25	386
		TOTAL CONSUMER DURABLES & APPAREL				386

CONSUMER SERVICES - 0.0%
440,303	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.854	11/19/26	434
318,599	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.338	09/15/23	318
497,500	i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	497
1,313,436	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.833	03/09/28	1,313
1,964,467	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.854	08/14/24	1,950
1,567,125	i	Sophia LP	LIBOR 3 M + 3.750%	4.500	10/07/27	1,567
		TOTAL CONSUMER SERVICES				6,079

DIVERSIFIED FINANCIALS - 0.0%
868,914	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.363	03/24/25	864
1,769,934	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.354	02/05/26	1,757
		TOTAL DIVERSIFIED FINANCIALS				2,621

ENERGY - 0.0%
1,975,075	i	Buckeye Partners LP	LIBOR 1 M + 2.250%	2.354	11/01/26	1,960

313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$546,250	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000%	06/03/27	$556
1,964,622	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.354	03/31/25	1,916
645,000	h,i	DT Midstream, Inc	LIBOR 1 M + 2.000%	2.500	05/25/28	646
		TOTAL ENERGY				5,078

FOOD, BEVERAGE & TOBACCO - 0.0%
595,500	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	596
886,466	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	3.000	08/01/25	882
992,513	i	Shearer’s Foods LLC	LIBOR 1 M + 4.000%	4.250	09/23/27	993
		TOTAL FOOD, BEVERAGE & TOBACCO				2,471

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,342,316	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	1,341
2,208,872	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.000	01/08/27	2,214
982,538	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.854	08/12/26	976
2,437,875	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.088	11/15/27	2,413
2,012,842	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.854	11/16/25	2,007
2,920,100	i	Select Medical Corp	LIBOR 1 M + 2.250%	2.360	03/06/25	2,889
1,409,510	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	1,366
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				13,206

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
721,375	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	722
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				722

INSURANCE - 0.0%
771,115	i	Alera Group Intermediate Holdings, Inc	LIBOR 1 M + 4.000%	4.500	08/01/25	772
149,019	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	149
1,975,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.354	02/15/27	1,945
2,461,637	i	USI, Inc	LIBOR 3 M + 3.000%	3.147	05/16/24	2,438
		TOTAL INSURANCE				5,304

MATERIALS - 0.1%
1,736,875	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.854	09/02/27	1,730
1,288,578	i	Berry Global, Inc	LIBOR 1 M + 1.750%	1.827	07/01/26	1,278
482,500	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.104	03/31/24	477
1,713,517	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.647	03/01/26	1,700
1,368,835	i	PolyOne Corp	LIBOR 1 M + 1.750%	1.854	01/30/26	1,367
303,201	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.854	02/04/27	301
414,990	i	Starfruit US Holdco LLC	LIBOR 1 M + 2.750%	5.000	10/01/25	411
1,189,469	i	Tamko Building Products, Inc	LIBOR 1 M + 3.000%	3.104	05/29/26	1,186
		TOTAL MATERIALS				8,450

MEDIA & ENTERTAINMENT - 0.1%
1,648,679	i	Alliance Laundry Systems LLC	LIBOR 3 M + 3.500%	4.250	10/08/27	1,650
348,250	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250	11/19/27	349
422,875	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	423
1,965,000	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.860	02/01/27	1,950
972,563	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500	11/08/27	972
714,148	i	CSC Holdings LLC	LIBOR 1 M + 2.500%	2.573	04/15/27	707
982,500	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.360	08/24/26	588
378,728	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.081	10/04/23	378
189,000	i	Pregis TopCo LLC	LIBOR 1 M + 4.250%	4.500	07/31/26	189

314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$498,750	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500%	02/03/28	$496
1,542,250	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	1,543
800,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	844
1,703,948	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.478	07/30/27	1,705
2,250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.573	01/31/28	2,229
		TOTAL MEDIA & ENTERTAINMENT				14,023

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
945,250	i	Avantor, Inc	LIBOR 1 M + 2.250%	3.250	10/29/27	945
1,736,583	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.104	06/02/25	1,729
1,714,286	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.854	11/27/25	1,701
2,474,858	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.000%	2.500	02/22/28	2,476
2,471,796	i	Endo Luxembourg Finance Co I Sarl	LIBOR 3 M + 5.000%	5.750	03/27/28	2,381
550,673	i	PPD, Inc	LIBOR 1 M + 2.250%	2.750	01/13/28	550
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,782

REAL ESTATE - 0.0%
1,365,219	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.854	08/21/25	1,352
		TOTAL REAL ESTATE				1,352

RETAILING - 0.0%
811,659	i	Beacon Roofing Supply, Inc	LIBOR 1 M + 2.500%	2.604	05/19/28	812
673,313	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.500%	4.250	11/02/27	672
		TOTAL RETAILING				1,484

SOFTWARE & SERVICES - 0.1%
320,125	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.104	10/30/26	319
995,000	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	995
669,834	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	670
1,964,467	i	Open Text Corp	LIBOR 1 M + 1.750%	1.854	05/30/25	1,964
984,887	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.354	11/28/25	965
95,537	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.104	02/22/24	94
1,612,833	i	UKG, Inc	LIBOR 3 M + 3.250%	4.000	05/04/26	1,614
		TOTAL SOFTWARE & SERVICES				6,621

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,616,099	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	1,615
1,146,492	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.593	07/02/25	1,124
755,472	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.592	09/28/24	752
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,491

TELECOMMUNICATION SERVICES - 0.0%
623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.104	03/09/27	617
		TOTAL TELECOMMUNICATION SERVICES				617

TRANSPORTATION - 0.0%
636,244	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.073	12/14/23	620
		TOTAL TRANSPORTATION				620

UTILITIES - 0.0%
984,422	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	873
		TOTAL UTILITIES				873

		TOTAL BANK LOAN OBLIGATIONS				101,296
		(Cost $101,938)
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 96.0%

CORPORATE BONDS - 42.8%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	950,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$1,160
	$350,000	g	Adient US LLC	9.000	04/15/25	385
EUR	500,000		Aptiv plc	1.500	03/10/25	620
	500,000	g	Dana Financing Luxembourg Sarl	3.000	07/15/29	608
	$225,000		Dana, Inc	5.375	11/15/27	240
	350,000		Dana, Inc	5.625	06/15/28	379
	1,250,000		Ford Motor Co	8.500	04/21/23	1,395
	1,275,000		Ford Motor Co	9.000	04/22/25	1,572
	11,000,000		General Motors Co	6.125	10/01/25	13,022
	5,600,000		General Motors Co	5.000	10/01/28	6,566
	6,950,000		General Motors Co	6.600	04/01/36	9,539
	6,500,000		General Motors Co	5.200	04/01/45	8,034
	1,925,000		General Motors Co	6.750	04/01/46	2,775
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	484
	$8,675,000		Magna International, Inc	3.625	06/15/24	9,351
EUR	300,000		Volkswagen Bank GmbH	2.500	07/31/26	395
			TOTAL AUTOMOBILES & COMPONENTS			56,525

BANKS - 8.6%
	$2,000,000	g	Akbank TAS	6.800	06/22/31	1,997
	8,250,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	8,583
	1,975,000	g	Banco de Credito del Peru	3.250	09/30/31	1,955
	5,250,000	g	Banco del Estado de Chile	2.704	01/09/25	5,460
	300,000	g	Banco General S.A.	4.125	08/07/27	328
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,861
	3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	3,659
	6,000,000		Banco Santander S.A.	1.849	03/25/26	6,064
	3,800,000		Banco Santander S.A.	3.800	02/23/28	4,201
	5,600,000		Banco Santander S.A.	2.749	12/03/30	5,547
	600,000		Banco Santander S.A.	7.500	N/A‡	661
	4,350,000		Bancolombia S.A.	3.000	01/29/25	4,467
	2,650,000		Bancolombia S.A.	4.625	12/18/29	2,693
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,898
	6,300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	6,442
	5,700,000		Bank of America Corp	3.004	12/20/23	5,907
EUR	400,000		Bank of America Corp	1.375	03/26/25	499
	$10,200,000		Bank of America Corp	3.875	08/01/25	11,333
	7,100,000		Bank of America Corp	1.319	06/19/26	7,116
EUR	300,000		Bank of America Corp	1.776	05/04/27	383
	$18,265,000		Bank of America Corp	3.248	10/21/27	19,813
	17,250,000		Bank of America Corp	3.824	01/20/28	19,141
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$17,525,000		Bank of America Corp	2.496%	02/13/31	$17,893
	61,800,000		Bank of America Corp	2.592	04/29/31	63,712
	39,000,000		Bank of America Corp	1.922	10/24/31	38,008
	9,125,000		Bank of America Corp	3.311	04/22/42	9,655
	18,000,000		Bank of America Corp	4.083	03/20/51	21,508
	3,000,000		Bank of America Corp	6.100	N/A‡	3,369
	5,000,000		Bank of America Corp	6.250	N/A‡	5,531
	5,350,000		Bank of Montreal	3.803	12/15/32	5,898
EUR	400,000		Barclays plc	0.625	11/14/23	480
	$5,900,000		Barclays plc	4.338	05/16/24	6,290
	10,000,000		Barclays plc	3.932	05/07/25	10,795
	11,000,000	g	BNP Paribas S.A.	2.819	11/19/25	11,574
	1,850,000	g	BNP Paribas S.A.	2.219	06/09/26	1,907
	6,575,000	g	BNP Paribas S.A.	1.323	01/13/27	6,495
	7,000,000	g	BNP Paribas S.A.	1.904	09/30/28	6,952
	5,700,000	g	BNP Paribas S.A.	2.588	08/12/35	5,568
	2,950,000		Citigroup, Inc	2.700	10/27/22	3,036
	8,500,000		Citigroup, Inc	3.875	03/26/25	9,325
	36,375,000		Citigroup, Inc	3.200	10/21/26	39,404
	6,575,000		Citigroup, Inc	4.300	11/20/26	7,422
	13,835,000		Citigroup, Inc	4.450	09/29/27	15,806
	7,000,000		Citigroup, Inc	4.125	07/25/28	7,886
	49,250,000		Citigroup, Inc	2.666	01/29/31	50,828
	11,000,000		Citigroup, Inc	4.412	03/31/31	12,844
	7,125,000		Citigroup, Inc	2.572	06/03/31	7,325
	4,000,000		Citigroup, Inc	6.300	N/A‡	4,303
	5,000,000		Citigroup, Inc	5.000	N/A‡	5,233
	6,875,000		Cooperatieve Rabobank UA	3.950	11/09/22	7,197
	4,500,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	4,738
	15,225,000		Cooperatieve Rabobank UA	3.750	07/21/26	16,766
EUR	200,000		Cooperatieve Rabobank UA	3.250	N/A‡	245
	$4,125,000	g	Credicorp Ltd	2.750	06/17/25	4,186
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	11,839
	10,350,000	g	Credit Agricole S.A.	1.247	01/26/27	10,190
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,642
	2,975,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,955
	4,875,000		Discover Bank	3.200	08/09/21	4,878
	8,200,000		Discover Bank	2.450	09/12/24	8,579
	8,455,000		Discover Bank	3.450	07/27/26	9,230
	4,575,000		Discover Bank	2.700	02/06/30	4,784
	3,325,000	g	Grupo Aval Ltd	4.375	02/04/30	3,287
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	702
	$6,100,000		HSBC Holdings plc	1.645	04/18/26	6,182
	6,075,000		HSBC Holdings plc	3.900	05/25/26	6,756
	20,075,000		HSBC Holdings plc	4.292	09/12/26	22,341
	1,250,000		HSBC Holdings plc	4.375	11/23/26	1,409
	6,450,000		HSBC Holdings plc	4.041	03/13/28	7,153
	6,200,000		HSBC Holdings plc	2.013	09/22/28	6,221
	4,375,000		HSBC Holdings plc	4.950	03/31/30	5,280
	8,950,000		HSBC Holdings plc	3.973	05/22/30	10,018
	3,850,000		HSBC Holdings plc	2.357	08/18/31	3,853
	11,150,000		HSBC Holdings plc	2.804	05/24/32	11,443
	7,000,000		Huntington Bancshares, Inc	5.625	N/A‡	8,129
	3,375,000	g	ICICI Bank Ltd	3.800	12/14/27	3,616
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$4,350,000	g	ING Groep NV	4.625%	01/06/26	$4,964
	15,200,000	g	ING Groep NV	1.400	07/01/26	15,237
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,118
	200,000	g	Intesa Sanpaolo S.p.A	4.198	06/01/32	205
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	5,043
	35,850,000		JPMorgan Chase & Co	2.301	10/15/25	37,338
	20,000,000		JPMorgan Chase & Co	2.005	03/13/26	20,648
	14,900,000		JPMorgan Chase & Co	3.200	06/15/26	16,220
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	764
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	13,791
	23,700,000		JPMorgan Chase & Co	3.702	05/06/30	26,465
	44,675,000		JPMorgan Chase & Co	2.739	10/15/30	46,757
	23,000,000		JPMorgan Chase & Co	4.493	03/24/31	27,238
	24,550,000		JPMorgan Chase & Co	2.522	04/22/31	25,262
	4,575,000		JPMorgan Chase & Co	2.956	05/13/31	4,806
	13,350,000		JPMorgan Chase & Co	1.953	02/04/32	12,966
	5,725,000		JPMorgan Chase & Co	3.157	04/22/42	5,959
	5,700,000		JPMorgan Chase & Co	3.328	04/22/52	6,087
	6,250,000		JPMorgan Chase & Co	3.650	N/A‡	6,259
	5,500,000		JPMorgan Chase & Co	5.000	N/A‡	5,813
	11,100,000	e	JPMorgan Chase & Co	6.100	N/A‡	12,141
	9,000,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	9,367
	4,675,000	g	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	4,722
	5,700,000		MUFG Americas Holdings Corp	3.500	06/18/22	5,877
	8,850,000		Natwest Group plc	3.032	11/28/35	8,864
	3,100,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	3,100
	4,000,000		PNC Bank NA	2.700	10/22/29	4,235
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,514
CNY	6,420,000		QNB Finance Ltd	3.150	02/04/26	976
	$11,800,000		Royal Bank of Canada	2.550	07/16/24	12,444
	6,325,000		Royal Bank of Scotland Group plc	3.073	05/22/28	6,675
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,735
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,789
	11,050,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	11,681
	5,385,000		SVB Financial Group	4.100	N/A‡	5,462
	11,000,000		Toronto-Dominion Bank	1.150	06/12/25	11,079
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,604
	4,575,000		Truist Bank	1.500	03/10/25	4,680
	5,000,000		Truist Financial Corp	4.000	05/01/25	5,559
	5,000,000		Truist Financial Corp	4.950	N/A‡	5,493
	9,000,000		Truist Financial Corp	4.800	N/A‡	9,450
	450,000	g	UniCredit S.p.A	2.569	09/22/26	456
	3,000,000	e,g	United Overseas Bank Ltd	1.250	04/14/26	3,001
	2,350,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,501
	3,500,000	g	United Overseas Bank Ltd	2.000	10/14/31	3,501
	8,400,000		Wells Fargo & Co	3.750	01/24/24	9,034
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,825
	5,600,000		Wells Fargo & Co	3.000	10/23/26	6,039
	21,575,000		Wells Fargo & Co	2.393	06/02/28	22,375
	11,950,000		Wells Fargo & Co	2.879	10/30/30	12,655
	6,000,000		Wells Fargo & Co	5.900	N/A‡	6,465
	10,000,000		Wells Fargo & Co	3.900	N/A‡	10,353
	8,500,000		Wells Fargo & Co	5.875	N/A‡	9,519
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$4,650,000		Westpac Banking Corp	2.850%	05/13/26	$5,020
	6,450,000		Westpac Banking Corp	4.110	07/24/34	7,088
			TOTAL BANKS			1,218,893

CAPITAL GOODS - 1.5%
	5,000,000		Air Lease Corp	3.125	12/01/30	5,080
EUR	400,000		Airbus SE	1.625	06/09/30	516
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,429
	$4,175,000	g	BAE Systems plc	3.400	04/15/30	4,538
	2,475,000	g	BAE Systems plc	1.900	02/15/31	2,385
	3,600,000	g	BOC Aviation Ltd	3.000	09/11/29	3,697
	31,650,000		Boeing Co	2.196	02/04/26	31,953
	13,350,000		Boeing Co	2.950	02/01/30	13,669
	3,352,000		Boeing Co	3.250	02/01/35	3,389
	15,000,000		Boeing Co	5.805	05/01/50	20,199
	875,000	g	DAE Funding LLC	1.550	08/01/24	873
	4,525,000	g	DAE Funding LLC	3.375	03/20/28	4,619
	3,000,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	3,431
	15,000		General Electric Co	6.875	01/10/39	22
	3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	3,026
EUR	500,000		Honeywell International, Inc	0.000	03/10/24	596
	$275,000		Howmet Aerospace, Inc	6.875	05/01/25	320
	1,000,000	e	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	1,122
	7,500,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	8,465
	3,000,000	g	Korea East-West Power Co Ltd	1.750	05/06/25	3,064
	3,150,000		L3Harris Technologies, Inc	3.850	06/15/23	3,348
	1,700,000		Lockheed Martin Corp	1.850	06/15/30	1,706
	2,150,000		Lockheed Martin Corp	2.800	06/15/50	2,159
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	10,082
	300,000		National Central Cooling Co PJSC	2.500	10/21/27	298
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	9,748
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	616
	$13,775,000		Parker-Hannifin Corp	3.250	06/14/29	15,075
	361,000		Raytheon Technologies Corp	3.650	08/16/23	383
	16,850,000		Raytheon Technologies Corp	4.125	11/16/28	19,387
	6,600,000		Raytheon Technologies Corp	2.250	07/01/30	6,707
	6,665,000		Raytheon Technologies Corp	4.500	06/01/42	8,298
	325,000	g	Rolls-Royce plc	5.750	10/15/27	358
	5,475,000		Roper Technologies, Inc	1.400	09/15/27	5,385
	2,650,000		Roper Technologies, Inc	2.950	09/15/29	2,833
	10,900,000		Roper Technologies, Inc	2.000	06/30/30	10,734
	4,000,000	g	TSMC Global Ltd	1.000	09/28/27	3,848
	400,000	g	WESCO Distribution, Inc	7.125	06/15/25	432
	300,000	g	WESCO Distribution, Inc	7.250	06/15/28	334
			TOTAL CAPITAL GOODS			214,124

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
EUR	250,000	g	Allied Universal Holdco LLC	4.250	05/12/28	294
	$325,000	g	ASGN, Inc	4.625	05/15/28	341
	925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	943
	750,000	g	GFL Environmental, Inc	4.250	06/01/25	781
	1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	1,028
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,081
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,674
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$2,350,000	g	Prime Security Services Borrower LLC	5.250%	04/15/24	$2,518
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,209
	1,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,285
	725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	771
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	622
	$7,971,000		Republic Services, Inc	2.900	07/01/26	8,536
	1,250,000	e	Verisk Analytics, Inc	4.125	03/15/29	1,418
	1,050,000		Verisk Analytics, Inc	3.625	05/15/50	1,125
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,883
	3,550,000		Waste Management, Inc	2.500	11/15/50	3,324
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			40,833

CONSUMER DURABLES & APPAREL - 0.0%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,830
	149,000		Newell Brands, Inc	4.875	06/01/25	165
			TOTAL CONSUMER DURABLES & APPAREL			1,995

CONSUMER SERVICES - 0.8%
	9,820,000		Amherst College	4.100	11/01/45	11,808
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	32,115
	9,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	12,025
EUR	350,000	g	Carnival Corp	7.625	03/01/26	459
	$1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,905
	3,800,000	g	ENA Master Trust	4.000	05/19/48	3,823
	125,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	132
	125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	135
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,805
EUR	500,000	g	International Game Technology plc	3.500	06/15/26	607
	$8,000,000		President and Fellows of Harvard College	3.529	10/01/31	9,302
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	16,504
	2,100,000		Sands China Ltd	5.400	08/08/28	2,438
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	1,032
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	595
	$15,000,000		Smith College	4.620	07/01/45	19,198
	1,125,000	g	Wynn Macau Ltd	5.500	01/15/26	1,179
			TOTAL CONSUMER SERVICES			115,062

DIVERSIFIED FINANCIALS - 3.7%
	8,975,000		AerCap Ireland Capital DAC	1.750	01/30/26	8,870
	3,500,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,739
	7,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	7,840
	5,525,000		American Express Co	2.500	08/01/22	5,643
	4,000,000		American Express Co	3.700	08/03/23	4,259
	2,775,000		American Express Credit Corp	3.300	05/03/27	3,070
EUR	425,000		American Honda Finance Corp	1.950	10/18/24	537
	$3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	4,054
	6,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	5,847
	10,000,000		Bank of New York Mellon Corp	4.700	N/A‡	10,912
	200,000	g	BBVA Bancomer S.A.	1.875	09/18/25	202
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	318
	1,500,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,565
	4,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	4,946
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$7,674,000	g	BPCE S.A.	4.625%	07/11/24	$8,434
	20,775,000		Capital One Bank USA NA	3.375	02/15/23	21,738
EUR	150,000		Capital One Financial Corp	0.800	06/12/24	182
	$6,635,000		Capital One Financial Corp	3.950	N/A‡	6,776
	5,000,000		Charles Schwab Corp	5.375	N/A‡	5,526
	6,000,000		Charles Schwab Corp	4.000	N/A‡	6,255
	6,250,000		Community Preservation Corp	2.867	02/01/30	6,528
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	10,120
	8,475,000	g	Credit Suisse Group AG.	2.193	06/05/26	8,678
	10,275,000	g	Credit Suisse Group AG.	1.305	02/02/27	10,062
GBP	300,000		Credit Suisse Group AG.	2.250	06/09/28	426
	$1,850,000	g	Credit Suisse Group AG.	3.091	05/14/32	1,906
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	8,160
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	11,118
GBP	300,000		Danske Bank A.S.	2.250	01/14/28	426
	$500,000		Deutsche Bank AG.	2.129	11/24/26	507
	5,700,000		Deutsche Bank AG.	3.035	05/28/32	5,796
	3,543,000		Equitable Holdings, Inc	4.950	N/A‡	3,853
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	4,080
	4,825,000		GE Capital International Funding Co	3.373	11/15/25	5,265
	35,700,000		GE Capital International Funding Co	4.418	11/15/35	42,786
	20,000,000		General Motors Financial Co, Inc	2.750	06/20/25	21,058
	5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	6,661
	11,000,000		General Motors Financial Co, Inc	2.700	06/10/31	11,040
	5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	6,104
	6,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	7,190
	6,925,000		Goldman Sachs Group, Inc	3.500	04/01/25	7,513
EUR	825,000		Goldman Sachs Group, Inc	1.625	07/27/26	1,043
	$14,300,000		Goldman Sachs Group, Inc	1.431	03/09/27	14,260
	26,625,000		Goldman Sachs Group, Inc	3.691	06/05/28	29,397
	6,875,000		Goldman Sachs Group, Inc	1.992	01/27/32	6,677
	13,425,000		Goldman Sachs Group, Inc	2.615	04/22/32	13,714
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	7,124
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	10,022
	3,000,000		Goldman Sachs Group, Inc	4.950	N/A‡	3,207
	356		Golondrina Leasing LLC	1.822	05/03/25	0	^
	1,600,000		Indian Railway Finance Corp Ltd	3.730	03/29/24	1,697
	1,975,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	2,002
	3,600,000	g	Indian Railway Finance Corp Ltd	2.800	02/10/31	3,485
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,291
	1,305,000		Legg Mason, Inc	3.950	07/15/24	1,428
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,175
	19,000,000		Morgan Stanley	2.188	04/28/26	19,728
	37,625,000		Morgan Stanley	3.125	07/27/26	40,766
EUR	700,000		Morgan Stanley	1.342	10/23/26	872
	$21,500,000		Morgan Stanley	2.699	01/22/31	22,506
	4,600,000		Morgan Stanley	1.928	04/28/32	4,471
	3,075,000		Morgan Stanley	3.217	04/22/42	3,260
	3,350,000	g	Power Finance Corp Ltd	3.950	04/23/30	3,452
	3,800,000	g	Societe Generale S.A.	2.889	06/09/32	3,845
	550,000		Springleaf Finance Corp	5.375	11/15/29	598
	5,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	6,366
	3,750,000		Synchrony Financial	4.375	03/19/24	4,082
	5,519,000		Synchrony Financial	4.250	08/15/24	6,031
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,157,000	g	UBS Group AG	2.859%	08/15/23	$10,423
1,000,000		Voya Financial, Inc	5.700	07/15/43	1,373
		TOTAL DIVERSIFIED FINANCIALS			520,285

ENERGY - 3.8%
1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,176
6,750,000		Cenovus Energy, Inc	4.250	04/15/27	7,542
11,000,000		Chevron Corp	1.554	05/11/25	11,272
4,925,000		Chevron Corp	2.236	05/11/30	5,075
11,200,000	g	ConocoPhillips	2.400	02/15/31	11,464
2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,442
10,000,000		Diamondback Energy, Inc	2.875	12/01/24	10,562
6,700,000		Diamondback Energy, Inc	3.125	03/24/31	6,944
5,250,000		Ecopetrol S.A.	5.375	06/26/26	5,789
4,100,000		Ecopetrol S.A.	6.875	04/29/30	4,949
1,230,000		Ecopetrol S.A.	5.875	05/28/45	1,318
3,000,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	3,346
8,225,000		Enbridge, Inc	3.125	11/15/29	8,808
9,300,000		Enbridge, Inc	3.400	08/01/51	9,319
2,624,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,680
6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,663
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,343
4,575,000		Energy Transfer Operating LP	2.900	05/15/25	4,815
4,725,000		Energy Transfer Operating LP	4.750	01/15/26	5,319
2,950,000		Energy Transfer Operating LP	5.500	06/01/27	3,460
7,850,000		Energy Transfer Operating LP	4.950	06/15/28	9,070
4,225,000		Energy Transfer Operating LP	5.250	04/15/29	4,990
8,700,000		Energy Transfer Operating LP	6.250	04/15/49	11,417
9,125,000		Energy Transfer Operating LP	5.000	05/15/50	10,547
5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,669
6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	6,770
700,000		Enterprise Products Operating LLC	2.800	01/31/30	739
4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,608
6,200,000		Enterprise Products Operating LLC	4.800	02/01/49	7,630
6,200,000		Enterprise Products Operating LLC	4.200	01/31/50	7,151
10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	11,368
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,332
3,334,000	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	3,268
3,300,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	3,232
300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	335
3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,856
4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	6,089
2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,551
800,000	g	Leviathan Bond Ltd	6.125	06/30/25	879
10,675,000		Magellan Midstream Partners LP	3.250	06/01/30	11,494
9,075,000		Marathon Petroleum Corp	3.800	04/01/28	10,107
6,235,000		Marathon Petroleum Corp	4.750	09/15/44	7,367
5,500,000		Marathon Petroleum Corp	5.000	09/15/54	6,599
725,000	g	MEG Energy Corp	5.875	02/01/29	756
8,950,000		MPLX LP	1.750	03/01/26	9,046
25,450,000		MPLX LP	2.650	08/15/30	25,686
6,150,000		MPLX LP	4.700	04/15/48	7,144
275,000		Murphy Oil Corp	5.875	12/01/27	287
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375%	07/19/22	$1,029
	1,400,000		NuStar Logistics LP	5.750	10/01/25	1,522
	3,000,000		Occidental Petroleum Corp	3.500	06/15/25	3,067
	2,200,000		Occidental Petroleum Corp	5.550	03/15/26	2,431
	3,900,000		Occidental Petroleum Corp	4.300	08/15/39	3,724
	1,350,000	e,g	Oleoducto Central S.A.	4.000	07/14/27	1,393
	1,775,000		ONEOK, Inc	4.000	07/13/27	1,962
	11,642,000		ONEOK, Inc	4.550	07/15/28	13,283
	12,150,000		ONEOK, Inc	4.350	03/15/29	13,716
	10,380,000		ONEOK, Inc	3.400	09/01/29	11,049
	5,500,000		ONEOK, Inc	4.500	03/15/50	6,121
	500,000	g	Parkland Fuel Corp	5.875	07/15/27	533
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,187
	2,800,000	g	Pertamina Persero PT	1.400	02/09/26	2,742
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,518
	2,100,000	g	Peru LNG Srl	5.375	03/22/30	1,811
	1,200,000		Petrobras Global Finance BV	5.999	01/27/28	1,377
	1,100,000		Petrobras Global Finance BV	5.093	01/15/30	1,201
	4,000,000		Petrobras Global Finance BV	5.600	01/03/31	4,480
	560,000		Petrobras Global Finance BV	7.250	03/17/44	685
	350,000		Petrobras Global Finance BV	5.500	06/10/51	350
	2,000,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,132
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	446
	$3,000,000		Petroleos Mexicanos	1.950	12/20/22	3,045
	1,605,000		Petroleos Mexicanos	2.000	12/20/22	1,630
	2,000,000		Petroleos Mexicanos	4.500	01/23/26	2,025
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	3,984
	2,650,000		Petroleos Mexicanos	5.350	02/12/28	2,606
	2,988,000		Petroleos Mexicanos	7.000	01/23/30	3,079
	5,300,000		Petroleos Mexicanos	5.950	01/28/31	5,149
	1,950,000	g	Petronas Capital Ltd	3.500	04/21/30	2,136
	4,375,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	4,421
	3,250,000		Phillips 66 Partners LP	3.150	12/15/29	3,413
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,742
	475,000		Plains All American Pipeline LP	3.800	09/15/30	508
	1,900,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,968
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,288
	2,544,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,933
	1,700,000	e,g	S.A. Global Sukuk Ltd	0.946	06/17/24	1,698
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	11,152
	10,200,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	11,771
	4,075,000	g	Santos Finance Ltd	3.649	04/29/31	4,171
	6,975,000	g	Saudi Arabian Oil Co	2.250	11/24/30	6,837
	5,000,000	g	Saudi Arabian Oil Co	3.250	11/24/50	4,844
	4,875,000		Shell International Finance BV	2.875	05/10/26	5,265
	6,900,000		Shell International Finance BV	3.125	11/07/49	7,136
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	7,151
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	2,281
	425,000		Targa Resources Partners LP	6.500	07/15/27	461
	4,300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	4,213
	11,000,000		Total Capital International S.A.	3.127	05/29/50	11,150
	19,150,000		TransCanada PipeLines Ltd	4.250	05/15/28	21,996
	1,400,000		Vale Overseas Ltd	6.250	08/10/26	1,684
	14,750,000		Williams Cos, Inc	2.600	03/15/31	14,937
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$5,075,000		Williams Partners LP	3.750%	06/15/27	$5,638
			TOTAL ENERGY			543,344

FOOD & STAPLES RETAILING - 0.5%
	5,225,000		Costco Wholesale Corp	1.375	06/20/27	5,257
	7,850,000		Costco Wholesale Corp	1.600	04/20/30	7,748
	2,450,000		Costco Wholesale Corp	1.750	04/20/32	2,413
	1,223,000		Ingles Markets, Inc	5.750	06/15/23	1,225
	5,575,000		Kroger Co	3.700	08/01/27	6,204
	3,140,000		Kroger Co	3.875	10/15/46	3,459
	1,325,000		Kroger Co	4.450	02/01/47	1,577
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,215
	$22,300,000		Walmart, Inc	3.700	06/26/28	25,385
	6,550,000		Walmart, Inc	2.375	09/24/29	6,941
	6,150,000		Walmart, Inc	3.950	06/28/38	7,407
			TOTAL FOOD & STAPLES RETAILING			68,831

FOOD, BEVERAGE & TOBACCO - 1.2%
	4,550,000		Altria Group, Inc	3.400	05/06/30	4,799
	5,800,000		Altria Group, Inc	5.950	02/14/49	7,417
	2,600,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	2,603
	18,600,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	22,158
	5,045,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	6,038
	6,275,000		BAT Capital Corp	2.259	03/25/28	6,228
	16,425,000		BAT Capital Corp	4.906	04/02/30	18,870
	12,850,000		BAT Capital Corp	2.726	03/25/31	12,687
	5,500,000		BAT Capital Corp	4.540	08/15/47	5,849
	6,900,000		BAT Capital Corp	3.984	09/25/50	6,720
GBP	200,000		BAT International Finance plc	4.000	09/04/26	306
	$1,000,000	e,g	BRF S.A.	5.750	09/21/50	1,025
	1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,917
	2,675,000		Constellation Brands, Inc	3.700	12/06/26	2,974
	1,825,000		Constellation Brands, Inc	3.600	02/15/28	2,022
	3,225,000		Constellation Brands, Inc	3.150	08/01/29	3,458
	6,900,000		Constellation Brands, Inc	2.875	05/01/30	7,236
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,075
	5,500,000		Diageo Capital plc	2.125	10/24/24	5,750
	4,500,000		Diageo Capital plc	1.375	09/29/25	4,574
	8,050,000		Diageo Capital plc	2.375	10/24/29	8,333
	3,900,000		Diageo Capital plc	2.000	04/29/30	3,903
	3,600,000	g	Embotelladora Andina S.A.	3.950	01/21/50	3,821
	1,550,000		General Mills, Inc	2.875	04/15/30	1,642
	3,700,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	4,349
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,531
EUR	450,000		Mondelez International, Inc	1.375	03/17/41	524
	$3,125,000		PepsiCo, Inc	3.450	10/06/46	3,515
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,286
	2,050,000	g	Post Holdings, Inc	4.625	04/15/30	2,084
	3,500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	3,815
			TOTAL FOOD, BEVERAGE & TOBACCO			162,509
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
	$9,700,000		Abbott Laboratories	1.150%	01/30/28	$9,516
	2,250,000		Abbott Laboratories	5.300	05/27/40	3,130
	9,000,000		Anthem, Inc	2.250	05/15/30	9,077
	4,475,000		Anthem, Inc	3.600	03/15/51	4,919
EUR	670,000		Becton Dickinson & Co	1.900	12/15/26	862
	$8,450,000		Becton Dickinson & Co	2.823	05/20/30	8,850
EUR	430,000		Becton Dickinson and Co	1.401	05/24/23	524
	$4,850,000		Boston Scientific Corp	2.650	06/01/30	5,016
	3,650,000		Centene Corp	4.250	12/15/27	3,846
	3,285,000		Centene Corp	2.450	07/15/28	3,329
	2,910,000		Centene Corp	3.000	10/15/30	2,989
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	24,143
	5,350,000		Cigna Corp	2.400	03/15/30	5,458
	5,075,000		Cigna Corp	3.200	03/15/40	5,267
	13,400,000		CVS Health Corp	3.625	04/01/27	14,849
	26,450,000		CVS Health Corp	3.750	04/01/30	29,599
	25,800,000		CVS Health Corp	1.750	08/21/30	24,868
	7,675,000		CVS Health Corp	1.875	02/28/31	7,444
	10,300,000		CVS Health Corp	4.780	03/25/38	12,672
	4,675,000		CVS Health Corp	2.700	08/21/40	4,532
	8,350,000		CVS Health Corp	5.050	03/25/48	10,846
	3,750,000		CVS Health Corp	4.250	04/01/50	4,445
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,828
	1,250,000	g	DaVita, Inc	4.625	06/01/30	1,285
	4,325,000	g	DaVita, Inc	3.750	02/15/31	4,152
EUR	500,000		DH Europe Finance Sarl	1.200	06/30/27	624
	$4,225,000		HCA, Inc	5.625	09/01/28	5,007
	5,000,000		HCA, Inc	5.500	06/15/47	6,512
	3,500,000	g	Hologic, Inc	3.250	02/15/29	3,469
	6,250,000		Humana, Inc	3.950	03/15/27	7,008
GBP	500,000		McKesson Corp	3.125	02/17/29	756
	$12,500,000		Mercy Health	3.382	11/01/25	13,647
	500,000	g	Molina Healthcare, Inc	4.375	06/15/28	521
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,658
EUR	450,000		Stryker Corp	2.625	11/30/30	630
	$375,000	g	Tenet Healthcare Corp	4.625	06/15/28	386
	5,775,000	e	UnitedHealth Group, Inc	2.950	10/15/27	6,282
	14,425,000		UnitedHealth Group, Inc	2.300	05/15/31	14,773
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	5,314
	2,150,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,260
	3,745,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	4,063
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			283,356

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR	750,000	g	Coty, Inc	3.875	04/15/26	893
	$2,525,000	g	Natura Cosmeticos S.A.	4.125	05/03/28	2,588
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	731
	400,000		The Procter & Gamble Company	1.875	10/30/38	563
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,775

INSURANCE - 1.3%
	$1,925,000		Aetna, Inc	6.625	06/15/36	2,805
	825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	837
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,932
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$6,350,000		Aon Corp		2.800%	05/15/30	$6,666
	9,631,000		Aon plc		3.500	06/14/24	10,342
	5,250,000		AXIS Specialty Finance LLC		4.900	01/15/40	5,567
	2,275,000		Berkshire Hathaway Finance Corp		1.850	03/12/30	2,300
	2,400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	2,981
	21,100,000		Berkshire Hathaway Finance Corp		2.850	10/15/50	21,062
EUR	450,000		Chubb INA Holdings, Inc		0.875	06/15/27	553
	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	637
	450,000		Chubb INA Holdings, Inc		1.400	06/15/31	568
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,814
	3,775,000		CNA Financial Corp		2.050	08/15/30	3,707
	1,825,000	g	Equitable Financial Life Global Funding		1.400	07/07/25	1,840
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	325
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	6,078
	7,325,000	g	Five Corners Funding Trust II		2.850	05/15/30	7,715
	26,158,000		Hartford Financial Services Group, Inc		2.800	08/19/29	27,462
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,593
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	991
	$4,100,000	g	Liberty Mutual Group, Inc		3.951	10/15/50	4,567
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,719
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,484
	4,325,000		MetLife, Inc		3.600	11/13/25	4,780
	11,820,000		MetLife, Inc		3.850	N/A‡	12,426
	3,025,000	g	Metropolitan Life Global Funding I		2.950	04/09/30	3,248
	11,875,000		PartnerRe Finance B LLC		4.500	10/01/50	12,409
	6,000,000		Principal Financial Group, Inc		2.125	06/15/30	5,975
	2,500,000		Prudential Financial, Inc		3.905	12/07/47	2,904
	6,960,000		Prudential Financial, Inc		3.700	10/01/50	7,256
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,402
	4,150,000		Reinsurance Group of America, Inc		3.900	05/15/29	4,639
	7,750,000	g,i	Vitality Re IX Ltd	U.S. Treasury Bill 3 M + 1.600%	1.641	01/10/22	7,672
	3,500,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.791	01/10/23	3,432
			TOTAL INSURANCE				186,688

MATERIALS - 1.4%
	1,925,000	e,g	Alpek SAB de C.V.		4.250	09/18/29	2,089
	2,800,000	g	Alpek SAB de C.V.		3.250	02/25/31	2,834
	7,550,000		Amcor Flexibles North America, Inc		2.690	05/25/31	7,700
	4,550,000	g	Anglo American Capital plc		2.625	09/10/30	4,567
	11,325,000		AngloGold Ashanti Holdings plc		3.750	10/01/30	11,674
EUR	250,000	g	Ardagh Metal Packaging Finance USA LLC		2.000	09/01/28	297
	250,000	g	Ardagh Metal Packaging Finance USA LLC		3.000	09/01/29	296
	200,000	g	Ashland Services BV		2.000	01/30/28	240
	250,000		Ball Corp		4.375	12/15/23	325
	425,000		Ball Corp		0.875	03/15/24	507
	$1,875,000		Ball Corp		2.875	08/15/30	1,841
	852,000		Bemis Co, Inc		3.100	09/15/26	909
	2,600,000		Bemis Co, Inc		2.630	06/19/30	2,658
	14,250,000	g	Berry Global, Inc		1.570	01/15/26	14,254
	200,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	215
	3,000,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	3,266
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,650,000	g	Celulosa Arauco y Constitucion S.A.	4.200%	01/29/30	$1,786
	2,000,000	g	Cemex SAB de C.V.	7.375	06/05/27	2,258
	2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,749
	2,925,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,973
	1,600,000	g	Cemex SAB de C.V.	5.125	N/A‡	1,652
	6,900,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	7,521
	2,000,000	e,g	Corp Nacional del Cobre de Chile	3.150	01/15/51	1,929
	4,000,000		DowDuPont, Inc	4.725	11/15/28	4,769
	3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,667
	2,400,000	g	Fresnillo plc	4.250	10/02/50	2,436
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,190
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	422
	$2,561,000		International Paper Co	5.000	09/15/35	3,214
	1,994,000		International Paper Co	4.350	08/15/48	2,467
	3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,330
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	213
	3,600,000	g	Inversiones CMPC S.A.	3.000	04/06/31	3,613
	1,300,000	g	Klabin Finance S.A.	4.875	09/19/27	1,437
	3,500,000	g	MEGlobal Canada ULC	5.000	05/18/25	3,924
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	6,065
	5,800,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	6,165
	1,725,000		Mosaic Co	4.875	11/15/41	2,015
	4,000,000		Newmont Corp	2.250	10/01/30	3,989
	2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,110
	4,767,000		Nutrien Ltd	3.375	03/15/25	5,135
	7,500,000		Nutrien Ltd	2.950	05/13/30	7,912
EUR	375,000	g	OCI NV	3.125	11/01/24	454
	$472,000	g	OCI NV	5.250	11/01/24	486
	2,137,000	g	OCI NV	4.625	10/15/25	2,228
	875,000	g	OCP S.A.	3.750	06/23/31	882
EUR	250,000	g	OI European Group BV	3.125	11/15/24	306
	$3,800,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	3,844
	375,000	g	PolyOne Corp	5.750	05/15/25	396
	350,000	g	POSCO	2.500	01/17/25	362
	8,050,000		Praxair, Inc	1.100	08/10/30	7,562
	250,000	g	SABIC Capital II BV	4.000	10/10/23	268
	1,850,000		Sasol Financing USA LLC	5.875	03/27/24	1,976
	2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,660
	1,300,000		Sasol Financing USA LLC	6.500	09/27/28	1,462
	8,200,000		Sherwin-Williams Co	2.300	05/15/30	8,295
EUR	400,000		Silgan Holdings, Inc	3.250	03/15/25	478
	$1,925,000		Suzano Austria GmbH	6.000	01/15/29	2,293
	4,300,000		Suzano Austria GmbH	3.125	01/15/32	4,259
	725,000	g	Tronox, Inc	6.500	05/01/25	767
	200,000	g	UltraTech Cement Ltd	2.800	02/16/31	193
	11,300,000		WRKCo, Inc	4.900	03/15/29	13,544
			TOTAL MATERIALS			192,328

MEDIA & ENTERTAINMENT - 2.7%
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,786
	3,700,000		Activision Blizzard, Inc	1.350	09/15/30	3,460
	6,200,000		Agree LP	2.000	06/15/28	6,149
	300,000	g	Arabian Centres Sukuk II Ltd	5.625	10/07/26	319
	1,900,000		AstraZeneca Finance LLC	2.250	05/28/31	1,927
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,000,000	g	Banco Nacional de Panama	2.500%	08/11/30	$2,906
EUR	150,000		Becton Dickinson Euro Finance Sarl	1.213	02/12/36	176
	$4,200,000	g	BOC Aviation USA Corp	1.625	04/29/24	4,233
	1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,872
	5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,094
	8,000,000		Charter Communications Operating LLC	3.750	02/15/28	8,823
	5,500,000		Charter Communications Operating LLC	4.200	03/15/28	6,224
	7,200,000		Charter Communications Operating LLC	2.800	04/01/31	7,361
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	7,324
	21,620,000		Charter Communications Operating LLC	4.800	03/01/50	24,832
	11,800,000		Comcast Corp	3.950	10/15/25	13,222
	17,300,000		Comcast Corp	2.350	01/15/27	18,146
EUR	450,000		Comcast Corp	0.250	05/20/27	536
	$28,750,000		Comcast Corp	4.150	10/15/28	33,280
	11,875,000		Comcast Corp	2.650	02/01/30	12,500
	12,175,000		Comcast Corp	1.950	01/15/31	12,002
	25,675,000		Comcast Corp	1.500	02/15/31	24,326
	5,000,000		Comcast Corp	4.400	08/15/35	6,025
	18,200,000		Comcast Corp	3.200	07/15/36	19,526
	3,000,000		Comcast Corp	3.900	03/01/38	3,452
	2,500,000		Comcast Corp	4.700	10/15/48	3,223
	20,850,000		Comcast Corp	2.800	01/15/51	20,060
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,646
	5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,725
EUR	500,000	g	Diebold Nixdorf Dutch Holding BV	9.000	07/15/25	651
	$2,099,000		Discovery Communications LLC	2.950	03/20/23	2,184
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	432
	$6,375,000		Discovery Communications LLC	3.625	05/15/30	6,955
	6,400,000		Discovery Communications LLC	5.200	09/20/47	7,954
	3,000,000		DISH DBS Corp	7.375	07/01/28	3,228
	2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,726
	200,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	204
	4,300,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	4,280
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,607
	650,000		Lamar Media Corp	3.750	02/15/28	661
	1,000,000		Lamar Media Corp	4.000	02/15/30	1,012
	8,300,000	g	LUKOIL Securities BV	3.875	05/06/30	8,774
	1,800,000		MDGH-GMTN BV	2.500	05/21/26	1,892
	2,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	2,059
	3,260,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	3,209
EUR	800,000		Omnicom Finance Holdings plc	0.800	07/08/27	978
	$5,400,000		Omnicom Group, Inc	2.600	08/01/31	5,490
	2,675,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,699
	975,000	g	TEGNA, Inc	4.750	03/15/26	1,038
	675,000		TEGNA, Inc	4.625	03/15/28	700
	5,675,000		Time Warner Cable LLC	5.875	11/15/40	7,341
	4,075,000		Time Warner Cable LLC	4.500	09/15/42	4,530
	125,000	g	Univision Communications, Inc	4.500	05/01/29	126
	4,200,000		ViacomCBS, Inc	2.900	01/15/27	4,459
	2,500,000		ViacomCBS, Inc	3.375	02/15/28	2,735
	2,250,000		ViacomCBS, Inc	4.375	03/15/43	2,603
	1,150,000		ViacomCBS, Inc	5.850	09/01/43	1,576
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$2,105,000		Walt Disney Co	7.625%	11/30/28	$2,916
	12,750,000		Walt Disney Co	2.000	09/01/29	12,888
	1,578,000		Walt Disney Co	6.550	03/15/33	2,247
	10,900,000		Walt Disney Co	3.600	01/13/51	12,355
	2,700,000		Weibo Corp	3.375	07/08/30	2,818
EUR	500,000		Whirlpool EMEA Finance Sarl	0.500	02/20/28	595
			TOTAL MEDIA & ENTERTAINMENT			374,077

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
EUR	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	509
	$3,500,000		AbbVie, Inc	2.850	05/14/23	3,642
EUR	550,000		AbbVie, Inc	1.250	06/01/24	675
	$8,700,000		AbbVie, Inc	3.800	03/15/25	9,516
	26,000,000		AbbVie, Inc	2.950	11/21/26	27,949
EUR	350,000		AbbVie, Inc	2.625	11/15/28	479
	$22,275,000		AbbVie, Inc	3.200	11/21/29	24,192
	12,850,000		AbbVie, Inc	4.050	11/21/39	14,924
	6,700,000		AbbVie, Inc	4.400	11/06/42	8,135
	2,680,000		AbbVie, Inc	4.450	05/14/46	3,236
	9,525,000		AbbVie, Inc	4.250	11/21/49	11,416
	5,650,000		AstraZeneca plc	3.125	06/12/27	6,137
EUR	750,000	g	Avantor Funding, Inc	3.875	07/15/28	936
	$1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,584
	1,850,000		Bristol-Myers Squibb Co	2.900	07/26/24	1,974
	1,366,000		Bristol-Myers Squibb Co	3.875	08/15/25	1,521
	13,600,000		Bristol-Myers Squibb Co	3.450	11/15/27	15,169
	6,575,000		Bristol-Myers Squibb Co	3.400	07/26/29	7,368
	21,200,000		Bristol-Myers Squibb Co	1.450	11/13/30	20,470
	4,570,000		Bristol-Myers Squibb Co	4.250	10/26/49	5,766
	2,650,000		Bristol-Myers Squibb Co	2.550	11/13/50	2,534
	10,000,000		Eli Lilly & Co	2.250	05/15/50	9,068
	3,725,000		Gilead Sciences, Inc	1.200	10/01/27	3,631
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	2,052
	13,100,000		Gilead Sciences, Inc	2.800	10/01/50	12,618
	125,000	g	Jaguar Holding Co II	4.625	06/15/25	131
	100,000	g	Jaguar Holding Co II	5.000	06/15/28	108
	3,750,000		Johnson & Johnson	3.400	01/15/38	4,253
	5,750,000		Mylan, Inc	4.550	04/15/28	6,603
	9,600,000		Novartis Capital Corp	3.000	11/20/25	10,412
EUR	100,000	g	Organon Finance LLC	2.875	04/30/28	120
	$750,000	g	Organon Finance LLC	5.125	04/30/31	773
	5,200,000	g	Royalty Pharma plc	2.200	09/02/30	5,098
	21,850,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	21,677
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	568
	400,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	494
	$1,975,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,994
	9,775,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	10,838
	4,200,000	g	Viatris, Inc	2.700	06/22/30	4,247
	2,425,000	g	Viatris, Inc	3.850	06/22/40	2,579
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			265,396

REAL ESTATE - 2.1%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,866
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,597
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$5,500,000		Alexandria Real Estate Equities, Inc	4.900%	12/15/30	$6,700
	3,725,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	3,521
	2,550,000	h	American Homes 4 Rent LP	2.375	07/15/31	2,512
	1,400,000	h	American Homes 4 Rent LP	3.375	07/15/51	1,371
	5,950,000		American Tower Corp	3.000	06/15/23	6,236
	5,775,000		American Tower Corp	2.950	01/15/25	6,141
EUR	600,000		American Tower Corp	1.950	05/22/26	767
	$2,418,000		American Tower Corp	3.375	10/15/26	2,634
	10,000,000		American Tower Corp	2.750	01/15/27	10,579
	1,600,000		American Tower Corp	3.600	01/15/28	1,760
	8,850,000		American Tower Corp	3.800	08/15/29	9,861
	13,700,000		American Tower Corp	2.900	01/15/30	14,415
	9,925,000		American Tower Corp	1.875	10/15/30	9,574
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	6,046
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,336
	1,075,000		Brixmor Operating Partnership LP	2.250	04/01/28	1,074
	1,950,000		Camden Property Trust	3.150	07/01/29	2,119
	2,150,000		Camden Property Trust	2.800	05/15/30	2,278
	2,800,000		Corporate Office Properties LP	2.750	04/15/31	2,821
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,874
	1,825,000		Crown Castle International Corp	3.800	02/15/28	2,028
	14,025,000		Crown Castle International Corp	2.250	01/15/31	13,843
	10,630,000		Crown Castle International Corp	2.100	04/01/31	10,359
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,442
	1,600,000		Duke Realty LP	3.250	06/30/26	1,734
	2,525,000		Duke Realty LP	4.000	09/15/28	2,873
	3,125,000		Duke Realty LP	1.750	07/01/30	2,997
	3,825,000		Equinix, Inc	2.150	07/15/30	3,801
	9,100,000		Essex Portfolio LP	3.000	01/15/30	9,573
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	7,148
	3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,287
	1,750,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,759
	1,850,000		Healthcare Realty Trust, Inc	2.050	03/15/31	1,788
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,865
	11,400,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	12,108
	7,950,000		Highwoods Realty LP	3.875	03/01/27	8,723
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,248
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,229
	6,000,000		Highwoods Realty LP	3.050	02/15/30	6,263
	3,250,000		Highwoods Realty LP	2.600	02/01/31	3,266
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	2,008
	3,000,000		Hudson Pacific Properties LP	3.250	01/15/30	3,166
	800,000		iStar, Inc	4.750	10/01/24	842
	850,000		Life Storage LP	2.200	10/15/30	839
	575,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	614
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,609
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,972
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,774
	11,100,000		Mid-America Apartments LP	2.750	03/15/30	11,606
	5,400,000		Mid-America Apartments LP	1.700	02/15/31	5,129
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,845
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,275
EUR	360,000		ProLogis Euro Finance LLC	0.375	02/06/28	430
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,225,000		Regency Centers LP	3.900%	11/01/25	$7,914
4,750,000		Regency Centers LP	3.600	02/01/27	5,262
5,500,000		Regency Centers LP	2.950	09/15/29	5,792
5,700,000		Retail Properties of America, Inc	4.750	09/15/30	6,314
2,968,000		SITE Centers Corp	3.625	02/01/25	3,136
350,000		SITE Centers Corp	4.700	06/01/27	388
775,000	g	VICI Properties LP	3.500	02/15/25	790
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,203
4,800,000		Weingarten Realty Investors	3.500	04/15/23	5,008
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,252
3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,283
1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,384
		TOTAL REAL ESTATE			303,251

RETAILING - 0.5%
2,950,000		AutoNation, Inc	3.800	11/15/27	3,244
6,525,000		AutoZone, Inc	1.650	01/15/31	6,207
900,000		Chevron USA, Inc	3.900	11/15/24	987
1,675,000		Chevron USA, Inc	3.850	01/15/28	1,908
3,465,000		Chevron USA, Inc	5.050	11/15/44	4,646
550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	560
350,000		JD.com, Inc	3.375	01/14/30	373
1,975,000	g	Kia Corp	1.000	04/16/24	1,985
200,000	g	L Brands, Inc	9.375	07/01/25	259
925,000	g	L Brands, Inc	6.625	10/01/30	1,071
875,000	g	Lithia Motors, Inc	4.625	12/15/27	925
5,100,000		O’Reilly Automotive, Inc	3.550	03/15/26	5,621
6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	7,696
4,075,000		O’Reilly Automotive, Inc	4.200	04/01/30	4,691
4,750,000		O’Reilly Automotive, Inc	1.750	03/15/31	4,558
2,775,000	g	Prosus NV	3.680	01/21/30	2,963
6,000,000	g	Prosus NV	3.832	02/08/51	5,584
3,000,000	g	Staples, Inc	7.500	04/15/26	3,107
17,275,000		Target Corp	2.350	02/15/30	18,044
		TOTAL RETAILING			74,429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
12,025,000		Broadcom, Inc	4.150	11/15/30	13,485
13,650,000	g	Broadcom, Inc	2.450	02/15/31	13,414
10,530,000	g	Broadcom, Inc	3.469	04/15/34	11,138
15,640,000		Intel Corp	2.875	05/11/24	16,632
4,800,000		Intel Corp	2.600	05/19/26	5,134
7,325,000		Intel Corp	3.750	03/25/27	8,279
2,500,000		Intel Corp	3.734	12/08/47	2,855
2,875,000		Lam Research Corp	3.750	03/15/26	3,219
3,275,000		Lam Research Corp	4.000	03/15/29	3,800
1,100,000		Lam Research Corp	1.900	06/15/30	1,105
8,075,000		Lam Research Corp	2.875	06/15/50	8,127
13,200,000		NVIDIA Corp	2.000	06/15/31	13,214
3,850,000	g	NXP BV	2.700	05/01/25	4,060
5,725,000	g	NXP BV	3.875	06/18/26	6,341
2,450,000	g	NXP BV	3.400	05/01/30	2,675
4,800,000	g	SK Hynix, Inc	1.500	01/19/26	4,735
2,100,000		Skyworks Solutions, Inc	1.800	06/01/26	2,126
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,475,000		Texas Instruments, Inc	2.625%	05/15/24	$3,664
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,932
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			127,935

SOFTWARE & SERVICES - 1.2%
	10,050,000		Adobe, Inc	2.300	02/01/30	10,464
	2,800,000		Baidu, Inc	2.875	07/06/22	2,860
	1,725,000		Baidu, Inc	4.375	05/14/24	1,877
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	105
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	459
	$4,325,000		Fidelity National Information Services, Inc	2.250	03/01/31	4,317
	14,800,000		Fiserv, Inc	2.750	07/01/24	15,614
	23,750,000		Fiserv, Inc	3.500	07/01/29	26,133
GBP	200,000		Fiserv, Inc	3.000	07/01/31	302
	$900,000	g	Gartner, Inc	3.750	10/01/30	921
	4,725,000		Global Payments, Inc	2.650	02/15/25	4,978
	10,275,000		Global Payments, Inc	3.200	08/15/29	10,998
	4,700,000	g	HCL America, Inc	1.375	03/10/26	4,670
	15,050,000		International Business Machines Corp	1.950	05/15/30	15,029
EUR	400,000		International Business Machines Corp	0.650	02/11/32	472
	500,000	g	IQVIA, Inc	1.750	03/15/26	598
	$1,625,000	g	j2 Global, Inc	4.625	10/15/30	1,682
	26,300,000		Microsoft Corp	2.400	08/08/26	28,032
	7,245,000		Microsoft Corp	2.525	06/01/50	7,118
	1,705,000		Microsoft Corp	2.921	03/17/52	1,810
	550,000	g	Open Text Holdings, Inc	4.125	02/15/30	561
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,762
	6,600,000	h	salesforce.com, Inc	1.950	07/15/31	6,601
	5,775,000	h	salesforce.com, Inc	2.700	07/15/41	5,799
	7,075,000		Visa, Inc	2.050	04/15/30	7,270
	1,800,000		Visa, Inc	2.700	04/15/40	1,861
			TOTAL SOFTWARE & SERVICES			163,293

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
	7,025,000		Amphenol Corp	2.800	02/15/30	7,418
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	898
	$8,075,000		Apple, Inc	2.450	08/04/26	8,589
	36,100,000		Apple, Inc	2.050	09/11/26	37,782
	4,525,000		Apple, Inc	4.650	02/23/46	6,004
	5,900,000		Apple, Inc	2.650	02/08/51	5,768
	2,075,000		Corning, Inc	4.375	11/15/57	2,472
	7,050,000		Dell International LLC	5.300	10/01/29	8,507
	2,425,000	g	NCR Corp	5.000	10/01/28	2,508
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,737
	2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,383
	4,800,000	g	Wipro IT Services LLC	1.500	06/23/26	4,788
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			93,854

TELECOMMUNICATION SERVICES - 3.2%
EUR	400,000	g	Altice France S.A.	3.375	01/15/28	462
	$15,225,000		AT&T, Inc	4.350	03/01/29	17,628
EUR	500,000		AT&T, Inc	2.350	09/05/29	671
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$14,855,000		AT&T, Inc	4.300%	02/15/30	$17,170
	12,650,000		AT&T, Inc	2.250	02/01/32	12,415
	36,093,000	g	AT&T, Inc	2.550	12/01/33	35,755
	9,000,000		AT&T, Inc	4.500	05/15/35	10,564
	15,575,000		AT&T, Inc	3.300	02/01/52	15,153
	27,320,000	g	AT&T, Inc	3.550	09/15/55	27,412
	17,978,000	g	AT&T, Inc	3.800	12/01/57	18,731
	5,127,000	g	AT&T, Inc	3.650	09/15/59	5,199
	2,875,000	g	Avaya, Inc	6.125	09/15/28	3,077
	2,000,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	2,201
	12,625,000	g	Bharti Airtel Ltd	3.250	06/03/31	12,524
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,202
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,994
	1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,216
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,638
	1,500,000	g	Network i2i Ltd	3.975	N/A‡	1,501
	2,350,000	g	Ooredoo International Finance Ltd	2.625	04/08/31	2,373
	3,950,000		Orange S.A.	5.375	01/13/42	5,328
	10,150,000	g	SBA Tower Trust	2.836	01/15/25	10,648
	11,046,000	g	SBA Tower Trust	1.884	01/15/26	11,183
	25,000,000	g	SBA Tower Trust	1.631	11/15/26	24,994
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,392
	3,800,000		Telefonica Emisiones SAU	4.895	03/06/48	4,550
	32,175,000		T-Mobile USA, Inc	3.875	04/15/30	35,966
	21,500,000		T-Mobile USA, Inc	2.550	02/15/31	21,741
	2,525,000		T-Mobile USA, Inc	3.000	02/15/41	2,494
	2,350,000		T-Mobile USA, Inc	4.500	04/15/50	2,798
	7,800,000		T-Mobile USA, Inc	3.300	02/15/51	7,787
	577,000		Verizon Communications, Inc	3.376	02/15/25	627
	6,600,000		Verizon Communications, Inc	4.329	09/21/28	7,679
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	525
	$5,000,000		Verizon Communications, Inc	4.016	12/03/29	5,733
	24,589,000		Verizon Communications, Inc	3.150	03/22/30	26,551
	2,325,000		Verizon Communications, Inc	1.680	10/30/30	2,220
	7,525,000		Verizon Communications, Inc	1.750	01/20/31	7,211
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	35,957
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	438
	$7,625,000		Verizon Communications, Inc	3.400	03/22/41	8,066
	11,300,000		Verizon Communications, Inc	2.875	11/20/50	10,734
GBP	1,645,000	g,h	Vmed O2 UK Financing I plc	4.500	07/15/31	2,283
	$8,700,000		Vodafone Group plc	4.375	05/30/28	10,121
	7,000,000		Vodafone Group plc	4.250	09/17/50	8,182
	1,325,000	g	Zayo Group Holdings, Inc	4.000	03/01/27	1,316
			TOTAL TELECOMMUNICATION SERVICES			455,410

TRANSPORTATION - 0.6%
	1,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,928
	2,000,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	2,084
	2,700,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	2,569
	5,175,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	5,387
	3,700,000		Canadian Pacific Railway Co	2.050	03/05/30	3,683
	2,040,000		CSX Corp	2.600	11/01/26	2,171
	7,125,000		CSX Corp	3.250	06/01/27	7,815
	3,500,000		CSX Corp	3.800	03/01/28	3,941
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$23,495,000		CSX Corp	4.250%	03/15/29	$27,312
	2,150,000	g	Delta Air Lines, Inc	7.000	05/01/25	2,509
	4,575,000		Delta Air Lines, Inc	3.750	10/28/29	4,567
	1,250,000	g	DP World Ltd	5.625	09/25/48	1,561
EUR	325,000		FedEx Corp	1.625	01/11/27	413
	$1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,294
	6,150,000	g	Union Pacific Corp	2.891	04/06/36	6,386
	6,125,000		Union Pacific Corp	3.839	03/20/60	6,973
			TOTAL TRANSPORTATION			80,593

UTILITIES - 3.6%
	3,425,000	g	Abu Dhabi National Energy Co PJSC	2.000	04/29/28	3,442
	1,846,625	g	Adani Transmission Ltd	4.250	05/21/36	1,884
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,791
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,942
	3,475,000		Alabama Power Co	4.150	08/15/44	4,166
	7,000,000		Alabama Power Co	3.450	10/01/49	7,598
	2,500,000		Ameren Corp	3.500	01/15/31	2,737
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,973
	8,425,000		American Water Capital Corp	2.800	05/01/30	8,917
	10,000,000		American Water Capital Corp	2.300	06/01/31	10,163
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,775
	4,500,000		American Water Capital Corp	3.750	09/01/47	5,065
	1,325,000		American Water Capital Corp	3.450	05/01/50	1,432
	6,038,000		Appalachian Power Co	4.450	06/01/45	7,204
	10,375,000		Atmos Energy Corp	1.500	01/15/31	9,841
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,379
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	7,446
	5,500,000		Baltimore Gas & Electric Co	3.200	09/15/49	5,754
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,513
	6,225,000		Black Hills Corp	4.250	11/30/23	6,689
	1,575,000		Black Hills Corp	3.150	01/15/27	1,678
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,637
EUR	350,000		CEZ AS.	0.875	12/02/26	425
	$4,675,000		CMS Energy Corp	3.600	11/15/25	5,100
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,937
	8,250,000		Commonwealth Edison Co	3.000	03/01/50	8,525
	3,325,000		Consumers Energy Co	2.500	05/01/60	2,997
	4,600,000		Dominion Energy, Inc	3.300	04/15/41	4,830
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,777
	13,775,000		DTE Electric Co	2.250	03/01/30	14,124
	2,800,000		Duke Energy Carolinas LLC	2.550	04/15/31	2,907
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,831
	8,675,000		Duke Energy Corp	2.650	09/01/26	9,154
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,440
	1,046,309		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,054
	11,425,000		Duke Energy Indiana LLC	2.750	04/01/50	11,057
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,543
	6,100,000		Duke Energy Progress LLC	2.500	08/15/50	5,623
	4,125,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	4,334
EUR	500,000		EDP Finance BV	1.125	02/12/24	612
	300,000		Electricite de France S.A.	2.000	10/02/30	402
	$3,445,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,411
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,000,000		Enel Chile S.A.	4.875%	06/12/28	$3,460
	4,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	3,980
	4,300,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	4,290
	6,900,000		Entergy Corp	0.900	09/15/25	6,808
	2,800,000	g	Equate Petrochemical BV	2.625	04/28/28	2,826
	2,050,000		Eversource Energy	0.800	08/15/25	2,027
	6,250,000		Eversource Energy	1.650	08/15/30	5,982
	7,000,000		Eversource Energy	3.450	01/15/50	7,376
	2,475,000		Exelon Corp	4.050	04/15/30	2,819
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,619
	5,775,000		Florida Power & Light Co	3.990	03/01/49	7,117
UGX	2,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	558
	$3,600,000		Indiana Michigan Power Co	3.750	07/01/47	4,034
	8,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	9,534
	2,850,000	g	Kallpa Generacion SA	4.125	08/16/27	2,925
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,906
	3,200,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	3,115
	6,975,000		MidAmerican Energy Co	3.650	04/15/29	7,887
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	7,015
	7,350,000		Nevada Power Co	2.400	05/01/30	7,559
	3,335,000		Nevada Power Co	5.450	05/15/41	4,423
	17,000,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	17,133
	29,085,000		NiSource, Inc	1.700	02/15/31	27,483
EUR	300,000	g	Novolipetsk Steel Via Steel Funding DAC	1.450	06/02/26	356
	$8,250,000	g	NRG Energy, Inc	2.450	12/02/27	8,303
	1,675,000		NSTAR Electric Co	3.950	04/01/30	1,927
	3,600,000		Ohio Power Co	2.600	04/01/30	3,750
	6,150,000		Ohio Power Co	4.150	04/01/48	7,357
	6,150,000		Ohio Power Co	4.000	06/01/49	7,228
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,737
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,707
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	621
	2,775,000		PECO Energy Co	3.000	09/15/49	2,902
	3,700,000		PECO Energy Co	2.800	06/15/50	3,690
	1,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,662
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,253
	650,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	687
	3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	3,075
	200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	218
	5,000,000	g	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.000	06/30/50	4,966
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,215
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,003
	3,300,000	g	Promigas S.A. ESP	3.750	10/16/29	3,274
	8,425,000		Public Service Co of Colorado	1.875	06/15/31	8,378
	3,000,000		Public Service Co of Colorado	4.050	09/15/49	3,680
	4,450,000		Public Service Co of Colorado	3.200	03/01/50	4,816
	7,970,000		Public Service Electric & Gas Co	3.150	01/01/50	8,486
	20,000,000		Southern Co	4.000	01/15/51	21,150
	8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	9,333
	2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	2,522
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,224
	2,440,000		Southwestern Public Service Co	3.400	08/15/46	2,628
	350,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	359
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,680,000		Virginia Electric & Power Co	2.950%	01/15/22	$3,708
	3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,515
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,598
	12,379,000		Virginia Electric & Power Co	3.800	04/01/28	13,974
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,803
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,236
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,541
			TOTAL UTILITIES			516,867

			TOTAL CORPORATE BONDS			6,064,653
			(Cost $5,746,848)

GOVERNMENT BONDS - 36.9%

AGENCY SECURITIES - 0.6%
	627,684		AMAL Ltd	3.465	08/21/21	630
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,584
	3,274,000		Canal Barge Co, Inc	4.500	11/12/34	3,762
	10,375,000		Lutheran Medical Center	1.982	02/20/30	10,692
	24,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	24,273
	25,747,000		PEFCO	2.050	11/15/22	26,330
	8,225,000		PEFCO	1.750	11/15/24	8,511
	3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	3,276
			TOTAL AGENCY SECURITIES			80,058

FOREIGN GOVERNMENT BONDS - 5.5%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,368
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	2,087
	2,250,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	2,292
	750,000	g	Africa Finance Corp	2.875	04/28/28	752
	2,325,000	g	African Export-Import Bank	2.634	05/17/26	2,353
	4,675,000	g	Airport Authority	1.625	02/04/31	4,533
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,567
	34,039		Argentina Republic Government International Bond	1.000	07/09/29	13
	483,000		Argentina Republic Government International Bond	0.125	07/09/41	172
	489,850		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	175
AUD	400,000		Australia Government Bond	2.250	05/21/28	324
	1,800,000		Australia Government Bond	1.750	06/21/51	1,192
	$3,000,000	g	Bahrain Government International Bond	5.450	09/16/32	2,971
	1,500,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	1,667
	8,500,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	9,172
EUR	3,650,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	4,528
	$3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,769
	200,000	g	Bermuda Government International Bond	4.750	02/15/29	233
	1,375,000	g	Bermuda Government International Bond	2.375	08/20/30	1,372
	12,400,000	e,g	BNG Bank NV	3.000	09/20/23	13,118
	8,000,000	g	BNG Bank NV	0.875	05/18/26	7,976
CLP	570,000,000	g	Bonos de la Tesoreria de la Republica en pesos	2.300	10/01/28	677
	$2,730,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,954
	2,900,000		Brazilian Government International Bond	4.625	01/13/28	3,133
	2,975,000		Brazilian Government International Bond	3.875	06/12/30	3,000
	2,850,000		Brazilian Government International Bond	5.625	02/21/47	3,104
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

EUR	1,000,000		Bundesrepublik Deutschland Bundesanleihe	0.000%	02/15/31	$1,214
	$4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,041
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,098
	950,000		Canadian Government Bond	2.000	12/01/51	794
	1,550,000		Canadian Government International Bond	1.500	02/01/22	1,260
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,189
	$3,050,000		Chile Government International Bond	2.550	01/27/32	3,117
EUR	475,000		Chile Government International Bond	1.250	01/22/51	502
CNY	3,200,000		China Government Bond	2.570	05/20/23	494
	24,000,000		China Government Bond	2.880	11/05/23	3,727
	17,000,000		China Government Bond	1.990	04/09/25	2,545
	11,250,000		China Government Bond	3.270	11/19/30	1,764
	4,700,000		China Government Bond	3.810	09/14/50	746
	9,400,000		China Government Bond	3.720	04/12/51	1,476
	26,500,000		China Government International Bond	2.360	07/02/23	4,073
	9,700,000		China Government International Bond	2.940	10/17/24	1,507
	47,400,000		China Government International Bond	3.120	12/05/26	7,386
	$4,000,000	g	China Government International Bond	1.200	10/21/30	3,861
CNY	18,900,000		China Government International Bond	3.860	07/22/49	3,016
	10,000,000		China Government International Bond	3.390	03/16/50	1,465
	$2,000,000	g	China Government International Bond	2.250	10/21/50	1,884
NOK	7,000,000		City of Oslo Norway	2.050	10/31/24	827
	$12,650,000		Colombia Government International Bond	3.000	01/30/30	12,392
	4,625,000		Colombia Government International Bond	3.250	04/22/32	4,530
	3,600,000		Colombia Government International Bond	5.000	06/15/45	3,824
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,788
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,432
	5,000,000	g	Development Bank of Japan, Inc	0.500	03/04/24	4,987
DOP	8,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	157
	$4,500,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,635
	2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,182
	24,960	g	Ecuador Government International Bond	0.000	07/31/30	14
	141,600	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	121
	99,120	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	68
	425,000	g	Egypt Government International Bond	5.750	05/29/24	452
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,257
	$725,000	g	Egypt Government International Bond	7.600	03/01/29	795
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	1,309
	$1,175,000	g	Egypt Government International Bond	5.875	02/16/31	1,140
EUR	700,000	g	Egypt Government International Bond	6.375	04/11/31	863
	$2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,803
	650,000	g	El Salvador Government International Bond	6.375	01/18/27	587
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,228
	2,000,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	1,862
	800,000		European Bank for Reconstruction & Development	10.000	02/28/23	693
	3,500,000		European Investment Bank	4.875	02/15/36	4,817
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,333
	3,975,000	g	Export-Import Bank of India	2.250	01/13/31	3,686
	2,800,000		Export-Import Bank of Korea	0.750	09/21/25	2,766
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,350,000		Export-Import Bank of Korea	1.250%	09/21/30	$3,184
EUR	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,700
	1,325,000		French Republic Government Bond OAT	0.750	11/25/28	1,679
	1,600,000	g	French Republic Government Bond OAT	0.500	05/25/40	1,856
	860,000	g	French Republic Government Bond OAT	0.750	05/25/52	974
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	2,353
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	961
	1,800,000	g	Guatemala Government International Bond	4.500	05/03/26	1,973
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	490
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	733
EUR	1,175,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	1,741
	1,250,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	1,585
	$3,625,000	g	Honduras Government International Bond	6.250	01/19/27	3,957
	350,000	g	Honduras Government International Bond	5.625	06/24/30	366
CAD	1,475,000		Hydro-Quebec	5.000	02/15/45	1,705
	$11,675,000	g	Indonesia Government International Bond	4.625	04/15/43	13,505
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	583
	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,994
	19,350,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,366
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	424
	900,000		Inter-American Development Bank	2.750	10/30/25	728
NZD	941,000		International Bank for Reconstruction & Development	3.375	01/25/22	669
CAD	1,300,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,082
GBP	500,000		International Finance Corp	0.250	12/15/25	683
	$1,793,750	g	Iraq Government International Bond	5.800	01/15/28	1,735
	6,200,000		Israel Government International Bond	3.250	01/17/28	6,821
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,507
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,260
	$4,375,000		Israel Government International Bond	4.125	01/17/48	5,265
EUR	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,409
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,192
	2,075,000	g	Italy Buoni Poliennali Del Tesoro	0.950	09/15/27	2,555
	200,000	g	Italy Buoni Poliennali Del Tesoro	0.950	03/01/37	226
	1,225,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,799
	1,550,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	2,678
	425,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	488
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,274
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	118
	$1,574,112	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,575
	2,850,000		Jamaica Government International Bond	7.875	07/28/45	3,976
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	6,367
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	7,061
	2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,506
JPY	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,261
	76,000,000		Japan Government Five Year Bond	0.100	06/20/23	687
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,999
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,357
	122,000,000		Japan Government Ten Year Bond	0.100	06/20/29	1,110
	162,000,000		Japan Government Ten Year Bond	0.100	12/20/29	1,471
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	3,904
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

JPY	350,000,000		Japan Government Thirty Year Bond	2.300%	05/20/32	$3,898
	418,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	4,893
	225,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	1,988
	105,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	925
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	877
	219,000,000		Japan Government Twenty Year Bond	0.500	12/20/38	2,017
	153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,357
	91,000,000		Japan Government Twenty Year Bond	0.400	09/20/40	815
	$2,500,000	g	Jordan Government International Bond	4.950	07/07/25	2,594
	1,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,073
	3,000,000	g	Kazakhstan Government International Bond	4.875	10/14/44	3,764
	1,525,000	g	Kenya Government International Bond	6.875	06/24/24	1,674
	2,350,000	g	Kenya Government International Bond	7.000	05/22/27	2,577
EUR	1,875,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,268
	$5,000,000	g	Kommunalbanken AS.	2.250	01/25/22	5,057
	2,600,000	g	Kommunalbanken AS.	2.750	02/05/24	2,752
	3,000,000	g	Kommunalbanken AS.	1.125	06/14/30	2,887
	2,833,000	g	Kommuninvest I Sverige AB	2.625	09/15/22	2,913
	6,975,000	g	Korea Electric Power Corp	1.125	06/15/25	6,959
	5,775,000	g	Korea Housing Finance Corp	3.000	10/31/22	5,956
	2,500,000	e,g	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,488
KRW	1,220,000,000		Korea Treasury Bond	1.875	03/10/22	1,091
	1,270,000,000		Korea Treasury Bond	1.500	03/10/25	1,122
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,567
	2,380,000,000		Korea Treasury Bond	2.375	09/10/38	2,160
	$18,750,000		Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	19,018
	5,750,000	g	Kuwait Government International Bond	2.750	03/20/22	5,849
	1,750,000	†,q	Lebanon Government International Bond	6.750	11/29/27	219
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	5,442
MYR	2,160,000		Malaysia Government Bond	3.757	05/22/40	489
	3,100,000		Malaysia Government International Bond	4.893	06/08/38	810
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,146
	14,300,000		Mexican Bonos	7.750	05/29/31	757
	$3,000,000	e	Mexico Government International Bond	4.150	03/28/27	3,390
	13,175,000		Mexico Government International Bond	3.250	04/16/30	13,603
	6,051,000		Mexico Government International Bond	6.050	01/11/40	7,584
	6,650,000		Mexico Government International Bond	4.280	08/14/41	6,980
	3,500,000		Mexico Government International Bond	4.600	02/10/48	3,753
	1,953,000	g	Mongolia Government International Bond	5.125	12/05/22	2,031
	825,000	g,h	Mongolia Government International Bond	4.450	07/07/31	809
EUR	900,000	g	Morocco Government International Bond	1.500	11/27/31	1,000
	$5,750,000	g	Morocco Government International Bond	5.500	12/11/42	6,528
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	3,307
KZT	330,000,000	†	National Bank of Kazakhstan Notes	0.000	07/23/21	769
	$4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,533
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	5,065
	4,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	4,162
EUR	400,000	g	Netherlands Government International Bond	2.750	01/15/47	764
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	429
NZD	1,450,000		New Zealand Government International Bond	2.750	04/15/25	1,082
	$2,600,000	g	Nigeria Government International Bond	6.500	11/28/27	2,755
EUR	850,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,110
NOK	17,880,000	g	Norway Government International Bond	1.375	08/19/30	2,084
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$525,000	g	Oman Government International Bond	6.750%	10/28/27	$588
	1,500,000	g	Oman Government International Bond	6.000	08/01/29	1,593
	3,000,000	g	Oman Government International Bond	6.250	01/25/31	3,217
	500,000	g	Oman Sovereign Sukuk Co	4.875	06/15/30	512
	21,300,000	g	OMERS Finance Trust	2.500	05/02/24	22,432
	15,000,000	g	Ontario Teachers’ Finance Trust	1.625	09/12/24	15,445
	500,000	g	Pakistan Government International Bond	6.000	04/08/26	506
	6,000,000		Panama Bonos del Tesoro	3.362	06/30/31	6,405
	3,600,000		Panama Government International Bond	3.160	01/23/30	3,776
	4,000,000		Panama Government International Bond	4.300	04/29/53	4,431
	10,955,000		Panama Notas del Tesoro	3.750	04/17/26	11,808
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,078
	3,825,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	4,159
	11,900,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	13,569
	3,000,000		Peruvian Government International Bond	1.862	12/01/32	2,785
PEN	14,725,000	g	Peruvian Government International Bond	5.400	08/12/34	3,618
	$104,167	g	Petroamazonas EP	4.625	12/06/21	102
EUR	410,000		Philippine Government International Bond	1.200	04/28/33	485
PHP	17,000,000		Philippine Government International Bond	6.250	01/14/36	416
EUR	900,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,122
CAD	650,000		Province of Quebec Canada	2.750	09/01/27	564
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,630
	2,000,000	g	Provincia de Mendoza Argentina (Step Bond)	2.750	03/19/29	1,295
	925,000	g	Qatar Government International Bond	3.400	04/16/25	1,007
	2,050,000	g	Qatar Government International Bond	3.750	04/16/30	2,316
	5,900,000	g	Qatar Government International Bond	4.400	04/16/50	7,151
EUR	425,000	g	Republic of Cameroon International Bond	5.950	07/07/32	504
	$7,000,000		Republic of Italy Government International Bond	4.000	10/17/49	7,693
	2,000,000	g	Republic of Paraguay	6.100	08/11/44	2,486
PLN	6,225,000		Republic of Poland Government International Bond	2.750	10/25/29	1,786
	$3,225,000	g	Republic of Uzbekistan Bond	4.750	02/20/24	3,433
	1,400,000	g	Republic of Uzbekistan Bond	3.700	11/25/30	1,391
RON	7,075,000		Romania Government Bond	4.150	01/26/28	1,811
	$3,000,000	g	Romanian Government International Bond	3.000	02/14/31	3,103
EUR	600,000	g	Romanian Government International Bond	2.000	01/28/32	718
	500,000	g	Romanian Government International Bond	2.000	04/14/33	588
	$4,600,000	g	Romanian Government International Bond	4.000	02/14/51	4,804
RUB	72,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	904
	$5,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	5,626
	3,200,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,804
	4,500,000	g	Saudi Government International Bond	3.250	10/26/26	4,902
	500,000	g	Saudi Government International Bond	2.500	02/03/27	521
	6,775,000	g	Saudi Government International Bond	4.500	04/17/30	7,959
	6,150,000	g	Saudi Government International Bond	3.750	01/21/55	6,493
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,235
	425,000	g	Senegal Government International Bond	5.375	06/08/37	496
	$2,000,000	g	Senegal Government International Bond	6.750	03/13/48	2,015
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	1,493
	$5,900,000	e,g	Serbia International Bond	2.125	12/01/30	5,581
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,159
	31,700,000		Serbia Treasury Bonds	4.500	08/20/32	350
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,515
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	968
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

ZAR	15,100,000		South Africa Government International Bond	8.750%	01/31/44	$895
	$2,800,000		South Africa Government International Bond	5.375	07/24/44	2,809
	3,850,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	4,602
EUR	2,000,000	g	Spain Government Bond	0.500	10/31/31	2,373
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,346
	845,000	g	Spain Government International Bond	1.400	07/30/28	1,096
	1,475,000	g	Spain Government International Bond	0.600	10/31/29	1,802
	625,000	g	Spain Government International Bond	0.100	04/30/31	718
	2,350,000	g	Spain Government International Bond	1.200	10/31/40	2,825
	$3,100,000		State of Israel	3.375	01/15/50	3,312
	5,280,000		Svensk Exportkredit AB	1.625	11/14/22	5,380
	6,590,000		Svensk Exportkredit AB	1.750	12/12/23	6,801
SEK	6,500,000		Sweden Government Bond	0.500	11/24/45	695
THB	48,800,000		Thailand Government International Bond	3.300	06/17/38	1,715
	$2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.	5.750	07/06/26	2,482
UAH	25,000,000		Ukraine Government International Bond	17.000	05/11/22	961
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,293
	4,050,000	g	Ukraine Government International Bond	4.375	01/27/30	4,479
GBP	2,850,000		United Kingdom Gilt	1.625	10/22/28	4,244
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,628
	2,450,000		United Kingdom Gilt	1.750	09/07/37	3,698
	500,000		United Kingdom Gilt	1.250	10/22/41	694
	950,000		United Kingdom Gilt	0.625	10/22/50	1,112
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	518
	$8,507,410		Uruguay Government International Bond	4.375	01/23/31	9,898
	850,000		Uruguay Government International Bond	4.125	11/20/45	1,001
	1,400,000		Uruguay Government International Bond	5.100	06/18/50	1,832
AUD	2,735,000		Western Australian Treasury Corp	2.750	07/24/29	2,252
			TOTAL FOREIGN GOVERNMENT BONDS			777,050

MORTGAGE BACKED - 21.9%
	$7,732,106		Federal Home Loan Mortgage Corp (FHLMC)	3.000	10/15/33	8,352
	11,223,754		FHLMC	3.500	08/15/43	11,535
	7,901,326		FHLMC	3.500	03/15/44	8,409
	6,700,434	i	FHLMC	5.847	03/15/44	1,315
	21,327,526		FHLMC	4.000	10/01/47	23,347
	17,892,731		FHLMC	4.000	06/01/48	19,486
	13,126,403	i	FHLMC	9.803	06/15/48	15,212
	11,377,392		FHLMC	4.000	07/01/48	12,383
	14,853,935		FHLMC	3.000	09/01/48	15,623
	10,060,174	i	FHLMC	9.723	10/15/48	12,235
	27,543,474		FHLMC	3.000	11/01/49	29,232
	20,801,845		FHLMC	2.000	09/25/50	2,411
	32,172,646		FHLMC	2.500	11/25/50	5,247
	41,790,001		FHLMC	2.500	02/25/51	7,217
	1,703		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23	2
	11,456		FGLMC	8.000	01/01/31	12
	4,646		FGLMC	7.000	01/01/32	5
	334,560		FGLMC	4.500	07/01/33	368
	2,400,938		FGLMC	7.000	12/01/33	2,763
	601,894		FGLMC	4.500	10/01/34	661
	425,580		FGLMC	4.500	04/01/35	468
	684,247		FGLMC	7.000	05/01/35	776
	1,917,147		FGLMC	5.000	06/01/36	2,194
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$676,388		FGLMC	5.000%	07/01/39	$775
90,474		FGLMC	4.500	12/01/43	100
59,551		FGLMC	4.500	02/01/44	66
2,386,295		FGLMC	4.500	10/01/44	2,650
1,032,328		FGLMC	4.500	11/01/44	1,148
1,484,849		FGLMC	4.500	11/01/44	1,651
762,447		FGLMC	4.500	12/01/44	834
1,085,038		FGLMC	4.500	12/01/44	1,205
4,255,828		FGLMC	3.500	04/01/45	4,641
802,437		FGLMC	4.500	05/01/45	857
20,697,629		FGLMC	3.500	08/01/45	22,646
33,006,448		FGLMC	3.500	10/01/45	35,841
19,343,843		FGLMC	4.000	12/01/45	21,306
51,178,905		FGLMC	3.500	08/01/46	55,574
57,711,057		FGLMC	3.000	01/01/47	61,046
48,081,191		FGLMC	3.000	02/01/47	50,939
2,277,377		FGLMC	4.500	06/01/47	2,530
4,245,955		FGLMC	4.000	09/01/47	4,670
3,789,965		FGLMC	3.500	12/01/47	4,115
19,671,653		FGLMC	3.500	03/01/48	21,314
21,411,836		FGLMC	4.000	03/01/48	23,440
9,910,867		FGLMC	4.000	07/01/48	10,791
15,305,098		FGLMC	4.500	08/01/48	16,919
6,970,571		FGLMC	4.500	10/01/48	7,720
10,113,790		FGLMC	3.500	11/01/48	10,958
18,220		Federal National Mortgage Association (FNMA)	8.000	07/01/24	20
5,539		FNMA	9.000	11/01/25	6
3,582,974		FNMA	3.500	05/01/32	3,878
11,000,000	h	FNMA	2.500	07/25/32	11,471
22,529,041		FNMA	3.000	10/01/32	23,792
342,512		FNMA	4.500	10/01/33	377
605,647		FNMA	4.500	05/01/35	663
3,829,105		FNMA	5.000	05/01/35	4,376
86,350,000	h	FNMA	2.000	07/25/35	89,064
85,650,000	h	FNMA	2.000	08/25/35	88,216
13,000,000	h	FNMA	2.500	08/25/35	13,542
1,809,842		FNMA	5.000	10/01/35	2,072
1,496,516		FNMA	5.000	02/01/36	1,714
3,710,660		FNMA	5.500	11/01/38	4,318
1,806,314		FNMA	3.000	10/01/39	1,883
20,428,753		FNMA	3.000	05/01/40	21,421
2,898,692		FNMA	5.000	09/01/40	3,288
4,853,891		FNMA	5.000	05/01/41	5,554
15,744,439		FNMA	4.000	09/01/42	17,199
9,887,766		FNMA	3.500	04/01/43	10,734
3,519,642		FNMA	3.000	04/25/43	3,644
8,788,930		FNMA	3.500	09/01/43	9,557
8,378,680	i	FNMA	5.859	09/25/43	1,982
4,175,336		FNMA	4.000	01/01/44	4,590
8,249,472		FNMA	4.500	03/01/44	9,289
4,552,518		FNMA	4.500	06/01/44	5,053
4,528,372		FNMA	4.500	10/01/44	5,026
8,318,461		FNMA	4.500	11/01/44	9,233
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,476,675		FNMA	5.000%	11/01/44	$2,820
2,918,674		FNMA	4.500	12/01/44	3,242
3,127,648		FNMA	4.000	01/01/45	3,411
24,332,504		FNMA	3.000	02/25/45	25,310
3,584,297		FNMA	3.000	02/25/45	3,679
277,085		FNMA	3.500	03/01/45	297
309,478		FNMA	3.500	03/01/45	337
915,704		FNMA	4.500	03/01/45	1,016
6,606,760		FNMA	3.000	03/25/45	6,822
400,853		FNMA	4.500	04/01/45	445
16,522,934		FNMA	3.500	04/25/45	17,129
9,443,489		FNMA	3.500	05/01/45	10,328
4,568,537		FNMA	4.000	06/01/45	4,993
7,864,285		FNMA	4.000	12/01/45	8,640
25,726,735		FNMA	3.000	12/25/45	26,509
12,085,569		FNMA	3.500	01/01/46	13,119
22,104,891		FNMA	4.000	01/01/46	24,244
581,068		FNMA	4.000	03/01/46	635
10,823,791		FNMA	3.500	06/01/46	11,750
12,105,944		FNMA	3.500	07/01/46	13,142
22,248,433		FNMA	3.500	07/01/46	24,137
2,545,045		FNMA	3.000	10/01/46	2,612
12,720,524		FNMA	3.500	10/01/46	13,808
14,909,564		FNMA	3.000	11/01/46	15,770
27,042,522		FNMA	3.500	01/01/47	28,693
5,065,995		FNMA	3.000	04/25/47	5,395
5,252,362		FNMA	4.500	05/01/47	5,829
1,632,442		FNMA	3.500	08/01/47	1,742
1,737,095		FNMA	3.500	09/01/47	1,854
5,475,177		FNMA	4.000	09/01/47	5,875
313,188		FNMA	4.000	09/01/47	336
635,682		FNMA	3.000	11/01/47	652
1,965,450		FNMA	3.000	11/01/47	2,017
9,345,501		FNMA	3.500	11/01/47	10,139
30,925,087		FNMA	4.000	12/01/47	33,854
7,003,295		FNMA	4.000	12/01/47	7,505
20,791,232		FNMA	3.500	01/01/48	22,529
2,149,771		FNMA	3.500	01/01/48	2,329
8,944,093		FNMA	4.500	01/01/48	9,884
4,378,189		FNMA	3.500	02/01/48	4,634
7,838,697		FNMA	4.500	02/01/48	8,662
79,983,358		FNMA	3.000	02/25/48	84,372
7,926,929		FNMA	4.000	03/01/48	8,627
32,727,637		FNMA	4.500	03/01/48	36,164
21,132,716		FNMA	4.000	04/01/48	22,474
6,106,851		FNMA	4.500	05/01/48	6,748
4,672,451		FNMA	4.500	05/01/48	5,170
12,947,787		FNMA	5.000	08/01/48	14,393
6,812,702		FNMA	3.000	11/01/48	7,114
1,354,490		FNMA	3.000	06/01/49	1,390
4,500,911		FNMA	3.000	08/01/49	4,801
9,178,379		FNMA	3.000	01/25/50	9,675
25,112,419		FNMA	3.000	07/01/50	26,762
112,000,000	h	FNMA	3.000	07/25/50	116,745
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$206,850,000	h	FNMA	2.000%	08/25/50	$208,450
15,364,705		FNMA	2.000	08/25/50	1,815
313,600,000	h	FNMA	2.500	08/25/50	323,743
86,200,000	h	FNMA	2.000	09/25/50	88,927
39,799,021		FNMA	2.500	11/25/50	5,670
4,964,729		FNMA	3.000	02/25/51	742
56,750,000	h	FNMA	2.000	07/25/51	57,300
149,220,000	h	FNMA	2.500	07/25/51	154,338
61,500,000	h	FNMA	3.000	08/25/51	64,065
12,163,877		Government National Mortgage Association (GNMA)	3.700	10/15/33	13,082
269,297		GNMA	5.000	04/15/38	305
310,083		GNMA	6.500	11/20/38	373
58,293		GNMA	4.500	02/20/39	67
1,160,225		GNMA	5.000	06/15/39	1,349
626,995		GNMA	5.000	06/15/39	726
10,425,806		GNMA	3.700	08/15/40	11,156
78,996		GNMA	4.500	08/20/41	89
184,083		GNMA	4.500	09/20/41	207
51,636		GNMA	4.500	01/20/44	59
34,651		GNMA	4.500	02/20/44	39
109,907		GNMA	4.500	05/20/44	126
349,020		GNMA	4.500	05/20/44	384
670,956		GNMA	4.500	08/20/44	753
459,674		GNMA	4.500	09/20/44	524
270,568		GNMA	4.500	10/20/44	301
138,915		GNMA	4.500	11/20/44	149
385,323		GNMA	4.500	12/20/44	436
417,886		GNMA	4.500	02/20/45	461
893,387		GNMA	4.500	08/20/45	1,025
726,495		GNMA	4.500	08/20/45	833
534,938		GNMA	4.500	12/20/45	608
7,407,847		GNMA	4.000	06/20/46	902
13,012,017		GNMA	3.500	01/20/49	14,184
44,250,000	h	GNMA	2.500	08/20/50	45,711
64,950,000	h	GNMA	2.000	07/20/51	66,148
199,050,000	h	GNMA	2.500	07/20/51	205,986
49,000,000	h	GNMA	2.000	08/20/51	49,813
152,380,000	h	GNMA	3.000	08/20/51	158,931
		TOTAL MORTGAGE BACKED			3,105,287

MUNICIPAL BONDS - 2.9%
2,975,000		Chicago Housing Authority	3.682	01/01/25	3,232
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	262
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,124
845,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	906
2,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	2,113
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,358
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,940,000	City of New York NY	3.200%	12/01/26	$5,452
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,717
4,055,000	Commonwealth Financing Authority	3.864	06/01/38	4,637
19,355,000	Commonwealth Financing Authority	3.807	06/01/41	22,411
815,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	818
1,060,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,064
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,541
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,562
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,655
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,690
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,437
4,365,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,626
2,375,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,606
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,666
3,940,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	4,271
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,171
4,700,000	County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,895
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	4,035
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	4,187
9,160,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	10,199
2,000,000	Duke University	3.199	10/01/38	2,199
5,080,000	Illinois Finance Authority	3.944	08/15/47	5,713
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,236
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,136
870,000	New York City Housing Development Corp	3.403	05/01/22	893
750,000	New York City Housing Development Corp	3.453	11/01/22	781
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,438
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,944
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,083
5,680,000	New York State Dormitory Authority	3.998	07/01/39	6,302
10,605,000	New York State Dormitory Authority	4.294	07/01/44	11,982
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,582
5,000,000	New York State Thruway Authority	2.256	01/01/25	5,225
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,810
4,750,000	New York State Thruway Authority	2.500	01/01/27	5,027
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,078
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,618
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,628
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,104
1,910,000	Public Finance Authority	4.269	07/01/40	2,204
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,141
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,938
13,060,000	State of California	4.600	04/01/38	15,269
10,500,000	State of Illinois	3.150	06/15/26	11,048
12,500,000	State of Illinois	3.250	06/15/27	13,118
27,150,000	State of Illinois	5.100	06/01/33	31,924
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	10,793
9,900,000	State of Wisconsin	3.154	05/01/27	10,949
25,860,000	University of California	3.063	07/01/25	27,954
10,230,000	University of California	4.601	05/15/31	12,135
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,045,000		University of California	3.931%	05/15/45	$19,345
21,000,000		University of Chicago	4.151	10/01/45	22,610
7,620,000		University of Massachusetts Building Authority	3.097	11/01/35	8,187
13,000,000		University of Massachusetts Building Authority	3.434	11/01/40	14,037
20,000,000		University of New Mexico	3.532	06/20/32	21,342
500,000		Utah Municipal Power Agency	2.023	07/01/21	500
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,775
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,544
2,160,000		Virginia Port Authority	4.228	07/01/36	2,390
390,000		Washington Convention & Sports Authority	3.969	10/01/30	433
		TOTAL MUNICIPAL BONDS			413,050

U.S. TREASURY SECURITIES - 6.0%
4,500,000		United States Treasury Bond	4.750	02/15/37	6,388
22,750,000		United States Treasury Bond	3.500	02/15/39	28,458
12,050,000		United States Treasury Bond	3.875	08/15/40	15,842
19,135,000		United States Treasury Bond	4.375	05/15/41	26,884
16,434,000		United States Treasury Bond	3.750	08/15/41	21,350
6,000,000		United States Treasury Bond	2.750	11/15/42	6,756
35,680,000		United States Treasury Bond	3.000	05/15/45	42,077
41,710,000		United States Treasury Bond	2.875	08/15/45	48,217
52,140,000		United States Treasury Bond	2.500	05/15/46	56,486
1,075,000		United States Treasury Bond	3.000	05/15/47	1,278
30,710,000		United States Treasury Bond	2.750	11/15/47	34,959
6,155,000		United States Treasury Bond	3.125	05/15/48	7,507
51,995,000		United States Treasury Bond	3.000	08/15/48	62,081
20,120,000		United States Treasury Bond	3.375	11/15/48	25,689
32,392,242	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	34,914
39,285,000		United States Treasury Note	0.125	08/31/22	39,287
27,305,000		United States Treasury Note	0.125	10/31/22	27,293
14,575,000		United States Treasury Note	0.125	01/31/23	14,561
4,475,000		United States Treasury Note	0.125	03/31/23	4,468
8,195,000		United States Treasury Note	0.125	04/30/23	8,180
9,875,000		United States Treasury Note	0.125	05/31/23	9,854
79,581,000		United States Treasury Note	0.250	11/15/23	79,447
59,549,000		United States Treasury Note	0.250	06/15/24	59,186
2,205,000		United States Treasury Note	0.250	10/31/25	2,156
6,115,000		United States Treasury Note	0.875	06/30/26	6,112
45,875,000		United States Treasury Note	0.500	10/31/27	44,106
70,655,000		United States Treasury Note	0.625	11/30/27	68,392
100,000		United States Treasury Note	0.625	12/31/27	97
4,335,000		United States Treasury Note	1.250	05/31/28	4,346
7,875,000		United States Treasury Note	1.625	05/15/31	7,996
10,000,000		United States Treasury Note	1.125	08/15/40	8,603
1,775,000		United States Treasury Note	1.875	02/15/41	1,738
9,930,000		United States Treasury Note	1.250	05/15/50	8,108
30,795,000		United States Treasury Note	1.875	02/15/51	29,390
15,320,000		United States Treasury Note	2.375	05/15/51	16,357
		TOTAL U.S. TREASURY SECURITIES			858,563

		TOTAL GOVERNMENT BONDS			5,234,008
		(Cost $5,059,059)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 16.3%

ASSET BACKED - 8.2%
$5,000,000	g,i	AGL CLO 7 Ltd	LIBOR 3 M + 1.800%	1.984%	07/15/31	$5,000
		Series - 2020 7A (Class A1)
7,500,000	g,i	AIMCO CLO Ltd	LIBOR 3 M + 1.380%	1.564	10/15/31	7,514
		Series - 2020 11A (Class A1)
8,000,000	g,i	AIMCO CLO Ltd	LIBOR 3 M + 1.550%	1.776	01/17/32	8,000
		Series - 2020 12A (Class B)
7,500,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	1.688	04/20/34	7,507
		Series - 2017 AA (Class BR)
2,000,000	g,i	Allegany Park CLO Ltd	LIBOR 3 M + 1.330%	1.518	01/20/33	2,003
		Series - 2019 1A (Class A)
10,000,000		AmeriCredit Automobile Receivables Trust		1.110	08/19/24	10,054
		Series - 2020 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		0.660	12/18/24	5,520
		Series - 2020 2 (Class A3)
4,120,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	4,225
		Series - 2020 2 (Class D)
6,190,000		AmeriCredit Automobile Receivables Trust		1.490	09/18/26	6,240
		Series - 2020 3 (Class D)
2,121,964	g	AMSR Trust		1.819	04/17/37	2,150
		Series - 2020 SFR1 (Class A)
3,499,000	g	AMSR Trust		3.148	01/19/39	3,653
		Series - 2019 SFR1 (Class C)
3,347,000	g	AMSR Trust		3.247	01/19/39	3,477
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2005 WMC1 (Class N1)
8,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	8,128
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,328
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	33,215
		Series - 2017 2A (Class A)
9,500,000	g	Avis Budget Rental Car Funding AESOP LLC		1.380	08/20/27	9,485
		Series - 2021 1A (Class A)
17,600,000		BA Credit Card Trust		1.740	01/15/25	17,906
		Series - 2019 A1 (Class A1)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.070	02/28/41	4,741
		Series - 2006 A (Class M3)
3,582,322	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.097	04/25/36	3,576
		Series - 2006 SD1 (Class M1)
3,155,753	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	3,309
		Series - 2019 A (Class A)
7,320,710	g	Capital Automotive REIT		3.660	10/15/44	7,329
		Series - 2014 1A (Class A)
6,402,453	g	Capital Automotive REIT		3.870	04/15/47	6,419
		Series - 2017 1A (Class A1)
12,598,548	g	Capital Automotive REIT		2.690	02/15/50	13,024
		Series - 2020 1A (Class A1)
7,550,000		CarMax Auto Owner Trust		1.890	12/16/24	7,688
		Series - 2020 1 (Class A3)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$9,950,000	g	Cars Net Lease Mortgage Notes Series		2.010%	12/15/50	$9,913
		Series - 2020 1A (Class A1)
5,000,000		Carvana Auto Receivables Trust		0.970	03/10/28	4,990
		Series - 2021 N2 (Class A2)
1,000,000		Carvana Auto Receivables Trust		1.270	03/10/28	1,000
		Series - 2021 N2 (Class D)
4,150,000	g,h,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	4,150
		Series - 2020 1A (Class B1R)
27,000,000	g,i	Cayuga Park CLO, Ltd.	LIBOR 3 M + 1.600%	1.790	07/17/31	27,000
		Series - 2020 1A (Class A)
1,066,341	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.172	07/25/36	1,039
		Series - 2006 CB6 (Class A1)
18,228,636	g	CF Hippolyta LLC		1.690	07/15/60	18,523
		Series - 2020 1 (Class A1)
5,437,370	g	CF Hippolyta LLC		1.990	07/15/60	5,519
		Series - 2020 1 (Class A2)
3,120,819	g	CF Hippolyta LLC		2.280	07/15/60	3,172
		Series - 2020 1 (Class B1)
20,000,000	g	CF Hippolyta LLC		1.530	03/15/61	20,134
		Series - 2021 1A (Class A1)
4,750,000	g	CF Hippolyta LLC		1.980	03/15/61	4,790
		Series - 2021 1A (Class B1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	457
		Series - 2004 2 (Class 1M2)
50,500,000		Chase Issuance Trust		1.530	01/15/25	51,488
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.408	07/20/30	1,500
		Series - 2017 3A (Class A1)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.600%	1.790	11/16/30	2,000
		Series - 2017 5A (Class A2)
11,750,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.650%	1.838	08/24/32	11,770
		Series - 2020 2A (Class A1)
157,188		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	161
		Series - 2002 1 (Class AF6)
8,618,707	g	Corevest American Finance Trust		1.832	03/15/50	8,755
		Series - 2020 1 (Class A1)
18,513,113	g	DB Master Finance LLC		3.629	11/20/47	18,740
		Series - 2017 1A (Class A2I)
4,716,000	g	DB Master Finance LLC		3.787	05/20/49	4,777
		Series - 2019 1A (Class A2I)
8,164,575	g	DB Master Finance LLC		4.021	05/20/49	8,616
		Series - 2019 1A (Class A2II)
2,640,389	g	Diamond Resorts Owner Trust		3.700	01/21/31	2,751
		Series - 2018 1 (Class A)
6,734,067	g	Diamond Resorts Owner Trust		2.890	02/20/32	6,936
		Series - 2019 1A (Class A)
934,002	g	Diamond Resorts Owner Trust		2.700	11/21/33	945
		Series - 2021 1A (Class C)
27,500,000	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	28,454
		Series - 2021 1A (Class A2I)
3,800,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	1.790	07/18/30	3,800
		Series - 2017 49A (Class BR)
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,000,000	g	DT Auto Owner Trust		0.840%	10/15/26	$3,997
		Series - 2021 1A (Class C)
2,148,088	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.192	05/25/37	2,151
		Series - 2007 2 (Class A2C)
11,351,197	g	FCI Funding LLC		1.130	04/15/33	11,353
		Series - 2021 1A (Class A)
9,874,935	g	FNA VI LLC		1.350	01/10/32	9,865
		Series - 2021 1A (Class A)
6,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	6,090
		Series - 2017 1 (Class A)
17,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	17,304
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	12,284
		Series - 2019 3 (Class A1)
9,750,000		GM Financial Automobile Leasing Trust		1.670	12/20/22	9,809
		Series - 2020 1 (Class A3)
10,100,000		GM Financial Consumer Automobile Receivables Trust		1.840	09/16/24	10,212
		Series - 2020 1 (Class A3)
2,000,000	g,i	GoldenTree Loan Opportunities IX Ltd	LIBOR 3 M + 1.110%	1.287	10/29/29	2,001
		Series - 2014 9A (Class AR2)
4,000,000	g	GSCG Trust		2.936	09/06/34	4,188
		Series - 2019 600C (Class A)
416,416	g	HERO Funding Trust		3.280	09/20/48	434
		Series - 2017 2A (Class A1)
832,833	g	HERO Funding Trust		4.070	09/20/48	865
		Series - 2017 2A (Class A2)
505,103	g	Hertz Vehicle Financing II LP		3.710	03/25/23	506
		Series - 2019 1A (Class A)
1,473,347	g	Hertz Vehicle Financing II LP		3.290	02/25/24	1,478
		Series - 2018 1A (Class A)
477,297	g	Hertz Vehicle Financing II LP		3.420	05/25/25	477
		Series - 2019 2A (Class A)
957,349	g	Hertz Vehicle Financing LLC		4.030	07/25/24	962
		Series - 2018 3A (Class A)
24,000,000	g	Hertz Vehicle Financing LLC		1.210	12/26/25	24,055
		Series - 2021 1A (Class A)
2,967,751	g	Hilton Grand Vacations Trust		2.660	12/26/28	3,038
		Series - 2017 AA (Class A)
2,559,685	g	Hilton Grand Vacations Trust		2.960	12/26/28	2,612
		Series - 2017 AA (Class B)
6,119,616	g	Hilton Grand Vacations Trust		2.340	07/25/33	6,293
		Series - 2019 AA (Class A)
593,380	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	599
		Series - 2003 1 (Class M1)
11,035,000		Honda Auto Receivables Owner Trust		1.830	01/18/24	11,165
		Series - 2019 4 (Class A3)
399,921	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.523	06/17/37	401
		Series - 2018 SFR2 (Class D)
1,500,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.332	01/17/38	1,502
		Series - 2018 SFR4 (Class B)
2,697,109	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.732	01/17/38	2,702
		Series - 2018 SFR4 (Class D)
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$5,058,344	g	JG Wentworth XXII LLC		3.820%	12/15/48	$5,327
		Series - 2010 3A (Class A)
4,807,683	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.412	03/25/37	4,770
		Series - 2007 CH3 (Class A1B)
13,653,275	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.252	06/25/37	13,458
		Series - 2007 CH5 (Class A1)
5,000,000	g,i	KKR Clo 32 Ltd	LIBOR 3 M + 1.750%	1.934	01/15/32	5,003
		Series - 2020 32A (Class B)
122,052	g	Laurel Road Prime Student Loan Trust		0.720	11/25/50	122
		Series - 2020 A (Class A1FX)
12,500,000	g,i	Madison Park Funding X Ltd	LIBOR 3 M + 1.600%	1.788	01/20/29	12,500
		Series - 2012 10A (Class BR3)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	1.656	11/15/28	528
		Series - 2016 18A (Class BR)
7,349,399	g	MVW LLC		1.140	01/22/41	7,344
		Series - 2021 1WA (Class A)
2,463,314	g	MVW Owner Trust		2.420	12/20/34	2,516
		Series - 2017 1A (Class A)
2,779,781	g	MVW Owner Trust		3.450	01/21/36	2,879
		Series - 2018 1A (Class A)
2,949,054	g	MVW Owner Trust		2.890	11/20/36	3,031
		Series - 2019 1A (Class A)
9,843,774	g	MVW Owner Trust		2.220	10/20/38	10,020
		Series - 2019 2A (Class A)
6,255,890	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	6,297
		Series - 2020 HA (Class A)
3,500,000	g	Navient Private Education Refi Loan Trust		2.780	01/15/69	3,605
		Series - 2020 HA (Class B)
10,155,245	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	10,137
		Series - 2021 A (Class A)
4,025,813	g	Navient Student Loan Trust		3.390	12/15/59	4,206
		Series - 2019 BA (Class A2A)
8,600,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	0.000	04/20/31	8,590
		Series - 2019 31A (Class BR)
19,500,000	g,i	Octagon Investment Partners 46 Ltd	LIBOR 3 M + 1.650%	1.834	07/15/33	19,504
		Series - 2020 2A (Class A)
9,500,000	g,i	OHA Credit Funding 7 Ltd	LIBOR 3 M + 1.250%	1.440	10/19/32	9,504
		Series - 2020 7A (Class A)
17,005,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	17,741
		Series - 2020 1A (Class A)
17,350,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	17,641
		Series - 2020 2A (Class A)
5,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	5,014
		Series - 2021 A (Class A)
846,076	g	Orange Lake Timeshare Trust		3.100	11/08/30	871
		Series - 2018 A (Class A)
6,250,000	g	PFS Financing Corp		0.930	08/15/24	6,280
		Series - 2020 F (Class A)
20,500,000	g	PFS Financing Corp		1.270	06/15/25	20,800
		Series - 2020 A (Class A)
9,000,000	g	PFS Financing Corp		1.000	10/15/25	9,088
		Series - 2020 E (Class A)
9,861,000	g	PFS Financing Corp		0.970	02/15/26	9,928
		Series - 2020 G (Class A)
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,809,000	g	Progress Residential Trust		2.937%	10/17/36	$2,860
		Series - 2019 SFR4 (Class B)
1,000,000	g	Purchasing Power Funding LLC		4.370	10/15/25	999
		Series - 2021 A (Class D)
2,194,530	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	2,195
		Series - 2005 KS8 (Class M4)
12,653	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	0.972	08/25/33	12
		Series - 2003 2 (Class A)
15,420,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	15,783
		Series - 2020 2 (Class D)
3,690,000		Santander Drive Auto Receivables Trust		1.480	01/15/27	3,736
		Series - 2020 4 (Class D)
25,000,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	25,226
		Series - 2021 1A (Class A2)
1,531,951	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	1,540
		Series - 2016 3A (Class A)
907,823	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	911
		Series - 2016 3A (Class B)
4,791,416	g	Sierra Timeshare Receivables Funding LLC		2.910	03/20/34	4,847
		Series - 2017 1A (Class A)
2,208,800	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	2,227
		Series - 2017 1A (Class B)
2,563,673	g	Sierra Timeshare Receivables Funding LLC		3.500	06/20/35	2,649
		Series - 2018 2A (Class A)
2,915,140	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	3,015
		Series - 2019 1A (Class A)
4,450,551	g	Sierra Timeshare Receivables Funding LLC		2.590	05/20/36	4,555
		Series - 2019 2A (Class A)
2,749,883	g	Sierra Timeshare Receivables Funding LLC		2.340	08/20/36	2,815
		Series - 2019 3A (Class A)
3,830,464	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	3,817
		Series - 2021 1A (Class A)
4,153,256	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	4,157
		Series - 2021 1A (Class B)
2,302,582	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	2,310
		Series - 2021 1A (Class C)
643,194	g	SMB Private Education Loan Trust		2.490	06/15/27	648
		Series - 2015 A (Class A2A)
1,652,968	g	SMB Private Education Loan Trust		2.750	07/15/27	1,670
		Series - 2015 C (Class A2A)
5,735,360	g	SMB Private Education Loan Trust		2.430	02/17/32	5,876
		Series - 2016 B (Class A2A)
8,616,935	g	SMB Private Education Loan Trust		2.880	09/15/34	8,867
		Series - 2017 A (Class A2A)
9,105,119	g	SMB Private Education Loan Trust		2.820	10/15/35	9,423
		Series - 2017 B (Class A2A)
3,965,303	g	SMB Private Education Loan Trust		3.500	02/15/36	4,175
		Series - 2018 A (Class A2A)
4,186,378	g	SoFi Professional Loan Program LLC		2.340	04/25/33	4,258
		Series - 2016 D (Class A2B)
2,243,234	g	SoFi Professional Loan Program LLC		2.490	01/25/36	2,263
		Series - 2016 E (Class A2B)
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$769,589	g	SoFi Professional Loan Program LLC		2.760%	12/26/36	$778
		Series - 2016 A (Class A2)
1,349,676	g	SoFi Professional Loan Program LLC		2.400	03/26/40	1,368
		Series - 2017 A (Class A2B)
3,657,843	g	SoFi Professional Loan Program LLC		2.740	05/25/40	3,714
		Series - 2017 B (Class A2FX)
1,322,576	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,342
		Series - 2017 C (Class A2B)
5,009,034	g	SoFi Professional Loan Program LLC		2.720	11/26/40	5,097
		Series - 2017 E (Class A2B)
6,972,468	g	SoFi Professional Loan Program LLC		2.840	01/25/41	7,131
		Series - 2017 F (Class A2FX)
12,938,234	g	SoFi Professional Loan Program LLC		2.950	02/25/42	13,185
		Series - 2018 A (Class A2B)
4,848,337	g	SoFi Professional Loan Program LLC		2.060	05/15/46	4,867
		Series - 2020 A (Class A1FX)
4,275,088	g	SoFi Professional Loan Program LLC		3.690	06/15/48	4,437
		Series - 2019 A (Class A2FX)
7,669,922	g	SpringCastle America Funding LLC		1.970	09/25/37	7,747
		Series - 2020 AA (Class A)
9,021,000	g	SpringCastle America Funding LLC		2.660	09/25/37	9,092
		Series - 2020 AA (Class B)
9,000,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	9,042
		Series - 2020 1A (Class A2)
5,875,000	g	Stack Infrastructure Issuer LLC		1.877	03/26/46	5,899
		Series - 2021 1A (Class A2)
164,036	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	0.992	09/25/34	160
		Series - 2004 8 (Class M1)
755,613	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.092	09/25/34	761
		Series - 2004 8 (Class A9)
7,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	7,213
		Series - 2017 2 (Class A)
1,824,000	g	Taco Bell Funding LLC		4.970	05/25/46	1,970
		Series - 2016 1A (Class A23)
16,672,500	g	Taco Bell Funding LLC		4.318	11/25/48	16,708
		Series - 2018 1A (Class A2I)
10,500,000	g	Tesla Auto Lease Trust		2.160	10/20/22	10,641
		Series - 2019 A (Class A3)
7,800,000	g	Tesla Auto Lease Trust		0.680	12/20/23	7,834
		Series - 2020 A (Class A3)
2,300,000	g	Tesla Auto Lease Trust		0.780	12/20/23	2,315
		Series - 2020 A (Class A4)
4,876,745		Toyota Auto Receivables Owner Trust		1.910	09/15/23	4,924
		Series - 2019 C (Class A3)
16,800,000		Toyota Auto Receivables Owner Trust		1.660	05/15/24	17,020
		Series - 2020 A (Class A3)
939,922	g	Tricon American Homes Trust		2.716	09/17/34	943
		Series - 2017 SFR1 (Class A)
4,400,000	g	Tricon American Homes Trust		4.011	09/17/34	4,436
		Series - 2017 SFR1 (Class E)
3,899,137	g	Tricon American Homes Trust		2.928	01/17/36	3,986
		Series - 2017 SFR2 (Class A)
1,050,000	g	Tricon American Homes Trust		3.275	01/17/36	1,074
		Series - 2017 SFR2 (Class B)
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,275,000	g	Tricon American Homes Trust		2.049%	07/17/38	$1,289
		Series - 2020 SFR1 (Class B)
44,800,000		Verizon Owner Trust		1.850	07/22/24	45,573
		Series - 2020 A (Class A1A)
440,000		Verizon Owner Trust		0.770	04/21/25	440
		Series - 2020 C (Class C)
19,730,000	g	Wendy’s Funding LLC		2.370	06/15/51	19,901
		Series - 2021 1A (Class A2I)
15,800,000		World Omni Auto Receivables Trust		1.700	01/17/23	16,038
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED				1,164,677

OTHER MORTGAGE BACKED - 8.1%
3,000,000	g,i	20 Times Square Trust		3.203	05/15/35	3,030
		Series - 2018 20TS (Class B)
12,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	11,588
		Series - 2018 20TS (Class E)
4,370,000	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	0.913	12/18/37	4,352
		Series - 2021 FL4 (Class A)
569,239	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	575
		Series - 2014 3 (Class A13)
2,099,545	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	2,125
		Series - 2015 6 (Class A9)
763,242	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.842	06/25/34	783
		Series - 2004 8CB (Class M1)
1,005,423	i	Ameriquest Mortgage Securities	LIBOR 1 M + 1.020%	1.112	10/25/34	1,004
		Series - 2004 R9 (Class M3)
2,500,000	i	BANK		4.206	11/15/50	2,683
		Series - 2017 BNK8 (Class C)
3,800,000		BANK		3.203	12/15/52	4,115
		Series - 2019 BN23 (Class AS)
1,000,000	i	BANK		3.851	07/15/60	1,058
		Series - 2017 BNK6 (Class C)
2,000,000		BANK		2.758	09/15/62	2,105
		Series - 2019 BN20 (Class A2)
8,000,000	i	BANK		3.283	11/15/62	8,645
		Series - 2019 BN24 (Class AS)
3,850,000	g	BBCMS Mortgage Trust		3.821	09/05/32	3,846
		Series - 2013 TYSN (Class C)
1,250,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	1,097
		Series - 2018 CHRS (Class E)
5,000,000		BBCMS Mortgage Trust		3.488	02/15/50	5,393
		Series - 2017 C1 (Class ASB)
850,450	i	Bear Stearns Commercial Mortgage Securities Trust		5.117	02/11/41	845
		Series - 2005 PWR7 (Class B)
4,600,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	4,778
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust		3.230	09/15/48	2,643
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.654	09/15/48	2,630
		Series - 2020 IG3 (Class BXA)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,445,000		Benchmark Mortgage Trust		4.232%	01/15/52	$1,677
		Series - 2018 B8 (Class A5)
3,452,143		Benchmark Mortgage Trust		4.016	03/15/52	3,954
		Series - 2019 B9 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,636
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust		4.241	05/15/53	946
		Series - 2018 B7 (Class A3)
5,921,744	i	Benchmark Mortgage Trust		4.510	05/15/53	6,960
		Series - 2018 B7 (Class A4)
1,810,532	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	0.993	10/15/36	1,813
		Series - 2019 XL (Class A)
5,167,000		CD Mortgage Trust		2.622	08/10/49	5,406
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	9,462
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	6,128
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.156	11/10/49	1,036
		Series - 2016 CD2 (Class C)
1,000,000		CD Mortgage Trust		3.453	02/10/50	1,072
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust		4.710	02/10/50	522
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust		3.220	08/15/50	5,359
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust		2.812	08/15/57	3,679
		Series - 2019 CD8 (Class ASB)
923,393		CFCRE Commercial Mortgage Trust		3.121	05/10/58	965
		Series - 2016 C4 (Class AHR)
852,443	i	CHL Mortgage Pass-Through Trust		2.665	02/20/35	863
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust		3.635	05/10/35	2,593
		Series - 2013 375P (Class B)
5,750,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	6,104
		Series - 2019 PRM (Class A)
917,000	i	Citigroup Commercial Mortgage Trust		3.732	04/10/46	954
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,574
		Series - 2014 GC19 (Class A4)
2,752,657		Citigroup Commercial Mortgage Trust		3.371	10/10/47	2,874
		Series - 2014 GC25 (Class AAB)
1,700,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	1,811
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust		4.288	04/10/48	3,209
		Series - 2015 GC29 (Class C)
5,300,000		Citigroup Commercial Mortgage Trust		3.243	08/15/50	5,713
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	7,423
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust		3.778	09/10/58	2,198
		Series - 2015 GC33 (Class A4)
582,868	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.842	01/25/36	582
		Series - 2006 WFH1 (Class M4)
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000	g	COMM Mortgage Trust	3.244%	10/10/29	$5,201
		Series - 2017 PANW (Class A)
2,000,000	i	COMM Mortgage Trust	4.389	07/10/45	2,126
		Series - 2013 CR9 (Class A4)
3,727,236		COMM Mortgage Trust	2.853	10/15/45	3,812
		Series - 2012 CR4 (Class A3)
1,140,000	g	COMM Mortgage Trust	3.147	03/10/46	1,170
		Series - 2013 CR6 (Class AM)
3,359,721	g,i	COMM Mortgage Trust	4.062	06/10/46	3,494
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust	5.064	08/10/46	2,142
		Series - 2013 CR10 (Class B)
4,000,000	g,i	COMM Mortgage Trust	5.064	08/10/46	4,237
		Series - 2013 CR10 (Class C)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	3,214
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	807
		Series - 2014 CR17 (Class AM)
5,240,000		COMM Mortgage Trust	3.917	10/10/47	5,714
		Series - 2014 LC17 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.188	10/10/47	5,417
		Series - 2014 LC17 (Class AM)
1,300,000	i	COMM Mortgage Trust	4.490	10/10/47	1,416
		Series - 2014 LC17 (Class B)
800,979	i	COMM Mortgage Trust	3.829	02/10/48	859
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust	3.000	03/10/48	843
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust	3.309	03/10/48	1,555
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust	3.603	03/10/48	3,641
		Series - 2015 CR22 (Class AM)
1,805,000	i	COMM Mortgage Trust	4.244	03/10/48	1,924
		Series - 2015 CR22 (Class C)
7,150,000		COMM Mortgage Trust	3.801	05/10/48	7,759
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust	4.183	05/10/48	4,322
		Series - 2015 CR23 (Class B)
2,549,000	i	COMM Mortgage Trust	4.433	05/10/48	2,739
		Series - 2015 CR23 (Class C)
3,910,004		COMM Mortgage Trust	3.421	07/10/48	4,101
		Series - 2015 LC21 (Class ASB)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,379
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust	3.696	08/10/48	2,788
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.028	08/10/48	5,454
		Series - 2015 CR24 (Class AM)
2,000,000	i	COMM Mortgage Trust	4.525	08/10/48	2,195
		Series - 2015 CR24 (Class B)
1,467,000	i	COMM Mortgage Trust	4.525	08/10/48	1,568
		Series - 2015 CR24 (Class C)
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,352,000		COMM Mortgage Trust		3.612%	10/10/48	$1,477
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust		3.630	10/10/48	3,513
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust		3.774	10/10/48	1,733
		Series - 2015 LC23 (Class A4)
1,375,000	i	COMM Mortgage Trust		4.625	10/10/48	1,516
		Series - 2015 CR26 (Class B)
1,034,200		COMM Mortgage Trust		3.651	02/10/49	1,104
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.792	02/10/49	5,123
		Series - 2016 CR28 (Class B)
6,500,000		COMM Mortgage Trust		3.263	08/15/57	7,048
		Series - 2019 GC44 (Class AM)
14,504,509	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.692	05/25/24	14,589
		Series - 2014 C02 (Class 1M2)
442,927	i	Connecticut Avenue Securities	LIBOR 1 M + 2.900%	2.992	07/25/24	447
		Series - 2014 C03 (Class 2M2)
9,883,767	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.092	07/25/24	9,959
		Series - 2014 C03 (Class 1M2)
780,968	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.642	04/25/28	827
		Series - 2015 C04 (Class 2M2)
1,544,802	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.092	09/25/28	1,630
		Series - 2016 C02 (Class 1M2)
2,616,769	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	5.992	10/25/28	2,764
		Series - 2016 C03 (Class 2M2)
2,186,972	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.342	04/25/29	2,273
		Series - 2016 C06 (Class 1M2)
2,907,346	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.942	09/25/29	2,840
		Series - 2017 C02 (Class 2ED4)
2,680,831	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	1.442	09/25/29	2,698
		Series - 2017 C02 (Class 2ED3)
875,047	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.292	01/25/30	878
		Series - 2017 C05 (Class 1M2A)
1,004,950	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.292	01/25/30	1,021
		Series - 2017 C05 (Class 1M2)
2,010,926	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.942	10/25/30	2,004
		Series - 2018 C03 (Class 1EA2)
462,285	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.642	12/25/30	471
		Series - 2018 C04 (Class 2M2)
2,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	1,982
		Series - 2019 CPT (Class E)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	7,912
		Series - 2017 CALI (Class B)
1,958,897	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 1.150%	1.242	05/25/36	1,961
		Series - 2006 CF2 (Class M3)
6,830,471	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	7,005
		Series - 2018 J1 (Class A11)
1,910,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.673	05/15/36	1,913
		Series - 2019 ICE4 (Class D)
4,270,400	g,i	CSMC Series		3.388	10/25/59	4,364
		Series - 2019 NQM1 (Class M1)
9,250,000		DBGS Mortgage Trust		4.466	10/15/51	10,775
		Series - 2018 C1 (Class A4)
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$11,000,000		DBJPM Mortgage Trust		2.756%	08/10/49	$11,501
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,700
		Series - 2017 C6 (Class ASB)
5,300,000		DBJPM Mortgage Trust		2.340	09/15/53	5,374
		Series - 2020 C9 (Class AM)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	18,552
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.648	10/10/34	16,465
		Series - 2017 BRBK (Class B)
1,499,383	g,i	DBUBS Mortgage Trust		5.605	08/10/44	1,498
		Series - 2011 LC3A (Class B)
1,744,948	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.827	12/25/35	1,740
		Series - 2005 2 (Class M2)
803,722	g,i	FirstKey Mortgage Trust		3.500	11/25/44	819
		Series - 2014 1 (Class A8)
2,525,575	g,i	Flagstar Mortgage Trust		4.106	10/25/47	2,565
		Series - 2017 2 (Class B3)
578,142	g,i	Flagstar Mortgage Trust		4.000	09/25/48	583
		Series - 2018 5 (Class A11)
3,744,270	g,i	Flagstar Mortgage Trust		2.500	04/25/51	3,767
		Series - 2021 2 (Class A4)
10,550,000	g,i	Flagstar Mortgage Trust		2.500	06/01/51	10,623
		Series - 2021 4 (Class A21)
5,725,000	g,i	Freddie Mac STACR REMIC Trust		2.067	12/25/33	5,742
		Series - 2021 HQA2 (Class M2)
490,737	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.727	02/25/48	490
		Series - 2018 SPI1 (Class M2)
2,640,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		4.018	11/25/50	2,763
		Series - 2020 HQA5 (Class B1)
750,000	g,i	FREMF Mortgage Trust		4.158	03/25/49	827
		Series - 2016 K53 (Class B)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	6,008
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,520
		Series - 2012 BWTR (Class A)
1,350,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	1,453
		Series - 2015 GC30 (Class AS)
3,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	4,011
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	1.523	07/15/31	1,980
		Series - 2018 TWR (Class C)
1,101,433		GS Mortgage Securities Trust		3.206	02/10/48	1,149
		Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust		3.396	02/10/48	3,033
		Series - 2015 GC28 (Class A5)
2,000,000	i	GS Mortgage Securities Trust		4.018	07/10/48	2,187
		Series - 2015 GC32 (Class AS)
2,925,382		GS Mortgage Securities Trust		3.278	10/10/48	3,075
		Series - 2015 GC34 (Class AAB)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,000,000		GS Mortgage Securities Trust		3.143%	10/10/49	$2,129
		Series - 2016 GS3 (Class AS)
2,000,000		GS Mortgage Securities Trust		3.674	03/10/50	2,234
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust		3.826	03/10/50	4,547
		Series - 2017 GS5 (Class AS)
1,750,000	i	GS Mortgage Securities Trust		4.047	03/10/50	1,919
		Series - 2017 GS5 (Class B)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,801
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust		3.433	05/10/50	6,592
		Series - 2017 GS6 (Class A3)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,337
		Series - 2017 GS8 (Class ABP)
1,374,000	i	GS Mortgage Securities Trust		4.480	11/10/50	1,496
		Series - 2017 GS8 (Class C)
3,145,000		GS Mortgage Securities Trust		3.968	02/10/52	3,590
		Series - 2019 GC38 (Class A4)
3,050,000	i	GS Mortgage Securities Trust		4.158	02/10/52	3,455
		Series - 2019 GC38 (Class AS)
2,000,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	2,077
		Series - 2019 GC40 (Class DBC)
2,500,000	i	GS Mortgage Securities Trust		3.173	02/13/53	2,689
		Series - 2020 GC45 (Class AS)
608,780	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	612
		Series - 2019 PJ2 (Class A1)
1,590,253	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	1,595
		Series - 2019 PJ2 (Class A4)
334,576	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	339
		Series - 2020 PJ2 (Class A4)
6,569,409	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	6,612
		Series - 2021 PJ5 (Class A4)
19,900,000	g,i	GS MortSecurities Trust		2.500	11/25/51	20,074
		Series - 2021 PJ6 (Class A4)
2,627,930	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.713	08/19/45	2,631
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,378
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	7,634
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,645
		Series - 2016 10HY (Class B)
5,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	5,609
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,733
		Series - 2019 55HY (Class E)
420,902	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.752	03/25/35	430
		Series - 2004 11 (Class 2A1)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.767	07/05/31	1,045
		Series - 2018 AON (Class D)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.360	02/15/46	10,621
		Series - 2011 C3 (Class C)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,249,799	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.575%	07/15/46	$4,269
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	2,903
		Series - 2013 C10 (Class AS)
1,780,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.914	01/15/49	1,972
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	4.119	01/15/49	824
		Series - 2015 JP1 (Class AS)
6,999,942		JP Morgan Chase Commercial Mortgage Securities Corp	2.713	08/15/49	7,303
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.379	09/15/50	4,734
		Series - 2017 JP7 (Class A3)
150,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.213	01/15/46	158
		Series - 2013 C13 (Class AS)
4,113,222	g,i	JP Morgan Mortgage Trust	2.116	12/25/44	4,197
		Series - 2015 1 (Class B1)
432,805	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	439
		Series - 2015 3 (Class A19)
3,623,953	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	3,666
		Series - 2015 6 (Class A13)
818,120	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	830
		Series - 2016 1 (Class A13)
15,547	g,i	JP Morgan Mortgage Trust	3.498	01/25/47	16
		Series - 2017 1 (Class A3)
2,056,297	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	2,092
		Series - 2017 2 (Class A13)
1,911,606	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	1,934
		Series - 2018 3 (Class A13)
762,043	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	779
		Series - 2018 4 (Class A13)
3,271,770	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	3,366
		Series - 2018 5 (Class A13)
1,513,208	g,i	JP Morgan Mortgage Trust	3.090	10/26/48	1,577
		Series - 2017 5 (Class A2)
826,748	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	836
		Series - 2018 8 (Class A13)
2,015,353	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	2,045
		Series - 2018 9 (Class A13)
1,082,125	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	1,099
		Series - 2019 1 (Class A3)
1,986,171	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	2,013
		Series - 2019 1 (Class A15)
1,525,323	g,i	JP Morgan Mortgage Trust	4.725	09/25/49	1,623
		Series - 2019 3 (Class B1)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,570,709	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.042%	10/25/49	$3,594
		Series - 2019 INV1 (Class A11)
6,946,523	g,i	JP Morgan Mortgage Trust		3.883	06/25/50	7,261
		Series - 2020 1 (Class B2)
12,208,861	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	12,376
		Series - 2021 6 (Class A15)
6,348,159	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	6,398
		Series - 2021 7 (Class A15)
7,800,000	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	7,868
		Series - 2021 8 (Class A15)
772,878	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	810
		Series - 2013 C14 (Class A4)
1,350,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	1,459
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,379
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.633	09/15/47	2,146
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	3,163
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611	05/15/48	2,776
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,712
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,717
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,832
		Series - 2015 C31 (Class AS)
9,125,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	10,022
		Series - 2015 C31 (Class B)
4,610,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	5,048
		Series - 2016 C1 (Class A5)
1,820,000	i	JPMBB Commercial Mortgage Securities Trust		4.889	03/15/49	1,993
		Series - 2016 C1 (Class C)
4,750,000		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	5,165
		Series - 2017 JP5 (Class A4)
1,220,000		JPMCC Commercial Mortgage Securities Trust		3.549	03/15/50	1,315
		Series - 2017 JP5 (Class ASB)
3,000,000		JPMDB Commercial Mortgage Securities Trust		3.694	03/15/50	3,312
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	9,283
		Series - 2020 COR7 (Class AS)
3,394,165	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	3,627
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	5,363
		Series - 2017 LC26 (Class ASB)
7,250,000	g	Liberty Street Trust		3.597	02/10/36	7,891
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	4,110
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.413	09/10/39	1,532
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	3,037
		Series - 2020 1MW (Class C)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$776,993	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278%	01/25/37	$752
		Series - 2006 WMC1 (Class A1B)
1,047,924		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	1,062
		Series - 2013 C7 (Class AAB)
2,834,140	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	2,977
		Series - 2014 C19 (Class LNC1)
933,819	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	981
		Series - 2014 C19 (Class LNC2)
4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	5,001
		Series - 2014 C19 (Class AS)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,709
		Series - 2015 C20 (Class AS)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,670
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	5,889
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,163
		Series - 2015 C22 (Class AS)
661,364	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.917	08/25/34	655
		Series - 2004 HE6 (Class M1)
2,795,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	3,039
		Series - 2015 MS1 (Class A4)
617,703	†,i	Morgan Stanley Capital I Trust		6.470	12/12/49	348
		Series - 2007 IQ16 (Class AJ)
421,353	†,i	Morgan Stanley Capital I Trust		6.470	12/12/49	238
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	6,412
		Series - 2017 H1 (Class ASB)
1,458,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,619
		Series - 2017 HR2 (Class A4)
8,750,000		Morgan Stanley Capital I Trust		4.177	07/15/51	10,107
		Series - 2018 H3 (Class A5)
2,840,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	3,262
		Series - 2018 H3 (Class AS)
5,027,114		Morgan Stanley Capital I Trust		4.310	12/15/51	5,791
		Series - 2018 H4 (Class A4)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	3,191
		Series - 2017 712F (Class A)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,235
		Series - 2018 285M (Class A)
15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.573	07/15/36	15,005
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	1.873	07/15/36	4,997
		Series - 2019 MILE (Class B)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	2.823%	07/15/36	$4,998
		Series - 2019 MILE (Class D)
5,000,000	g	Natixis Commercial Mortgage Securities Trust		2.507	10/15/36	5,144
		Series - 2019 1776 (Class A)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	2,091
		Series - 2020 2PAC (Class A)
348,230	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	368
		Series - 2015 1A (Class A3)
95,215	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	102
		Series - 2017 6A (Class A1)
2,201,382	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	2,219
		Series - 2019 NQM4 (Class A3)
980,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	989
		Series - 2019 NQM4 (Class M1)
649,448	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.572	02/25/36	651
		Series - 2005 3 (Class A1)
1,498,778	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.742	06/25/57	1,500
		Series - 2018 1 (Class A2)
503,241	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.842	07/25/58	504
		Series - 2018 EXP2 (Class 2A1A)
3,959,707	g,i	Oceanview Mortgage Trust		2.500	05/25/51	3,990
		Series - 2021 1 (Class A19)
5,120,000	g	One Bryant Park Trust		2.516	09/15/54	5,302
		Series - 2019 OBP (Class A)
69,429	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	69
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,015
		Series - 2013 SMV (Class B)
1,053,027	g,i	Sequoia Mortgage Trust		3.500	05/25/45	1,074
		Series - 2015 2 (Class A1)
983,677	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,004
		Series - 2016 1 (Class A19)
360,022	g,i	Sequoia Mortgage Trust		3.500	11/25/46	361
		Series - 2016 3 (Class A10)
554,465	g,i	Sequoia Mortgage Trust		3.500	02/25/47	555
		Series - 2017 2 (Class A4)
271,314	g,i	Sequoia Mortgage Trust		3.500	02/25/47	276
		Series - 2017 2 (Class A19)
86,476	g,i	Sequoia Mortgage Trust		3.500	04/25/47	88
		Series - 2017 3 (Class A19)
2,247,885	g,i	Sequoia Mortgage Trust		3.767	09/25/47	2,320
		Series - 2017 6 (Class B1)
652,045	g,i	Sequoia Mortgage Trust		3.500	02/25/48	665
		Series - 2018 2 (Class A1)
123,027	g,i	Sequoia Mortgage Trust		3.500	02/25/48	125
		Series - 2018 2 (Class A19)
2,444,333	g,i	Sequoia Mortgage Trust		3.500	03/25/48	2,484
		Series - 2018 3 (Class A1)
347,191	g,i	Sequoia Mortgage Trust		4.000	09/25/48	353
		Series - 2018 7 (Class A19)
369,785	g,i	Sequoia Mortgage Trust		4.000	11/25/48	375
		Series - 2018 8 (Class A19)
2,462,065	g,i	Sequoia Mortgage Trust		4.000	06/25/49	2,505
		Series - 2019 2 (Class A1)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$774,638	g,i	Sequoia Mortgage Trust		4.000%	06/25/49	$788
		Series - 2019 2 (Class A19)
3,934,407	g,i	Sequoia Mortgage Trust		3.500	11/25/49	3,980
		Series - 2019 4 (Class A1)
5,310,736	g,i	Sequoia Mortgage Trust		3.500	12/25/49	5,398
		Series - 2019 5 (Class A1)
3,066,505	g,i	Sequoia Mortgage Trust		3.500	12/25/49	3,107
		Series - 2019 5 (Class A19)
4,664,981	g,i	Sequoia Mortgage Trust		3.500	03/25/50	4,775
		Series - 2020 2 (Class A1)
10,062,092	g,i	Sequoia Mortgage Trust		3.000	04/25/50	10,273
		Series - 2020 3 (Class A19)
6,581,947	g,i	Sequoia Mortgage Trust		2.500	06/25/51	6,625
		Series - 2021 4 (Class A19)
188,425	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	189
		Series - 2016 1 (Class 1A10)
899,328	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	913
		Series - 2017 1 (Class A19)
29,120,000	g	SLG Office Trust		2.585	07/15/41	30,333
		Series - 2021 OVA (Class A)
26,865,000	g	SLG Office Trust		2.851	07/15/41	27,102
		Series - 2021 OVA (Class D)
1,365,655	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.292	10/25/29	1,367
		Series - 2017 DNA2 (Class M1)
3,410,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.268	08/25/33	3,455
		Series - 2021 HQA1 (Class M2)
7,082,000	g,i	STACR		2.118	10/25/33	7,234
		Series - 2021 DNA3 (Class M2)
76,544	g,i	STACR	LIBOR 1 M + 1.100%	1.192	07/27/50	77
		Series - 2020 HQA2 (Class M1)
350,000	g,i	Taurus UK DAC		1.349	05/17/31	485
		Series - 2021 UK1A (Class B)
510,000	g,i	Taurus UK DAC		1.699	05/17/31	705
		Series - 2021 UK1A (Class C)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	13,359
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,153
		Series - 2017 C4 (Class ASB)
4,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	4,098
		Series - 2012 C4 (Class A5)
645,697	g	Verus Securitization Trust		2.938	07/25/59	653
		Series - 2019 3 (Class A2)
2,150,000	g,i	Verus Securitization Trust		3.139	07/25/59	2,175
		Series - 2019 3 (Class M1)
2,070,000	g,i	Verus Securitization Trust		3.207	11/25/59	2,109
		Series - 2019 4 (Class M1)
2,849,221	g	Verus Securitization Trust		1.733	05/25/65	2,852
		Series - 2020 5 (Class A3)
982,758	g	VSE VOI Mortgage LLC		2.540	07/20/33	985
		Series - 2016 A (Class A)
753,425	g	VSE VOI Mortgage LLC		2.740	07/20/33	755
		Series - 2016 A (Class B)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,957,708	g	VSE VOI Mortgage LLC	2.330%	03/20/35	$3,023
		Series - 2017 A (Class A)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,442
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust	3.405	12/15/47	1,874
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust	3.406	05/15/48	1,053
		Series - 2015 NXS1 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,115
		Series - 2015 NXS1 (Class B)
924,000	i	Wells Fargo Commercial Mortgage Trust	4.284	05/15/48	946
		Series - 2015 NXS1 (Class D)
2,566,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,801
		Series - 2015 C29 (Class A4)
9,999,991		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,449
		Series - 2016 C35 (Class ASB)
6,561		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	7
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,612
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,692
		Series - 2016 LC24 (Class ASB)
8,875,265		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	8,959
		Series - 2017 RB1 (Class A2)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	968
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,200
		Series - 2017 RB1 (Class AS)
1,825,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	1,958
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	16,009
		Series - 2017 C38 (Class ASB)
1,755,000	i	Wells Fargo Commercial Mortgage Trust	3.903	07/15/50	1,876
		Series - 2017 C38 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,730
		Series - 2017 C39 (Class ASB)
4,710,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	5,471
		Series - 2018 C48 (Class A5)
4,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	4,384
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.436	07/15/58	1,095
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	4,162
		Series - 2016 C32 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,518
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	686
		Series - 2016 C36 (Class ASB)
865,072	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	870
		Series - 2019 2 (Class A17)
5,321,022	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	5,398
		Series - 2019 4 (Class A1)
115,944	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	116
		Series - 2011 C4 (Class A4)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,770,000		WFRBS Commercial Mortgage Trust	3.345%	05/15/45	$1,838
		Series - 2013 C13 (Class AS)
4,075,308	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	4,349
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,132
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,358
		Series - 2014 C20 (Class A5)
3,865,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	4,161
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust	3.560	03/15/48	8,332
		Series - 2013 C12 (Class AS)
496,623	g,i	WinWater Mortgage Loan Trust	3.851	06/20/44	501
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			1,153,885

		TOTAL STRUCTURED ASSETS			2,318,562
		(Cost $2,276,827)

		TOTAL BONDS			13,617,223
		(Cost $13,082,734)

SHARES		COMPANY

COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
52,000	*	Oi S.A. (ADR)			78
		TOTAL TELECOMMUNICATION SERVICES			78

		TOTAL COMMON STOCKS			78
		(Cost $462)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
328,800		Bank of America Corp			8,615
470,597	*	Federal Home Loan Mortgage Corp			955
1,527,061	*,e	Federal National Mortgage Association			3,253
208,000	e	JPMorgan Chase & Co			5,537
		TOTAL BANKS			18,360

		TOTAL PREFERRED STOCKS			18,360
		(Cost $63,411)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 14.5%

GOVERNMENT AGENCY DEBT - 10.4%
$976,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/01/21	$976
10,000,000	FAMC	0.020	07/27/21	10,000
25,000,000	FAMC	0.070	12/15/21	24,994
12,000,000	Federal Farm Credit Bank (FFCB)	0.010	07/02/21	12,000
15,000,000	FFCB	0.100	07/26/21	15,000
3,630,000	FFCB	0.005	07/28/21	3,630
15,630,000	FFCB	0.030-0.090	08/31/21	15,629
13,000,000	FFCB	0.020	10/20/21	12,998
690,000	FFCB	0.030	01/03/22	690
24,000,000	FFCB	0.060	01/25/22	23,993
33,334,000	FFCB	0.080	02/15/22	33,321
20,000,000	FFCB	0.060	03/11/22	19,991
11,627,000	FFCB	0.050	03/17/22	11,622
20,000,000	FFCB	0.070	03/23/22	19,991
25,000,000	Federal Home Loan Bank (FHLB)	0.015	07/01/21	25,000
13,890,000	FHLB	0.003	07/06/21	13,890
96,221,000	FHLB	0.006-0.035	07/07/21	96,221
106,015,000	FHLB	0.002-0.087	07/09/21	106,014
20,639,000	FHLB	0.004	07/12/21	20,639
69,525,000	FHLB	0.003-0.020	07/14/21	69,524
40,282,000	FHLB	0.004-0.023	07/16/21	40,282
1,600,000	FHLB	0.030	07/19/21	1,600
59,315,000	FHLB	0.005-0.090	07/21/21	59,314
29,502,000	FHLB	0.010-0.019	07/23/21	29,502
50,166,000	FHLB	0.005-0.010	07/28/21	50,165
54,071,000	FHLB	0.010-0.079	07/30/21	54,070
3,700,000	FHLB	0.005	08/02/21	3,700
14,625,000	FHLB	0.005	08/05/21	14,624
46,235,000	FHLB	0.005-0.050	08/06/21	46,233
60,303,000	FHLB	0.005-0.050	08/11/21	60,300
42,400,000	FHLB	0.010-0.054	08/13/21	42,398
20,400,000	FHLB	0.010	08/16/21	20,399
22,950,000	FHLB	0.005-0.010	08/18/21	22,949
28,000,000	FHLB	0.005	08/25/21	27,998
24,770,000	FHLB	0.008-0.010	08/27/21	24,768
30,000,000	FHLB	0.018-0.060	09/01/21	29,997
20,000,000	FHLB	0.058	09/08/21	19,998
5,193,000	FHLB	0.025	09/17/21	5,192
8,720,000	FHLB	0.035	09/29/21	8,719
36,110,000	FHLB	0.030-0.050	10/06/21	36,105
27,600,000	FHLB	0.025-0.033	10/08/21	27,596
87,105,000	FHLB	0.034	11/10/21	87,086
9,308,000	FHLB	0.030	11/12/21	9,306
11,500,000	FHLB	0.020	11/17/21	11,497
10,625,000	FHLB	0.030	11/19/21	10,623
20,317,000	FHLB	0.100	01/03/22	20,312
27,562,000	FHLB	0.055	05/05/22	27,546
24,710,000	Federal National Mortgage Association (FNMA)	0.005	08/18/21	24,708
13,000,000	Tennessee Valley Authority (TVA)	0.040	07/14/21	13,000
68,130,000	TVA	0.009	07/21/21	68,129
25,000,000	TVA	0.045-0.048	07/28/21	24,999
20,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.005	07/06/21	20,000
	TOTAL GOVERNMENT AGENCY DEBT			1,479,238
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 3.9%
EGP	28,100,000		Egypt Treasury Bill	11.870%	09/14/21	$1,747
	49,700,000		Egypt Treasury Bill	12.271	11/16/21	3,016
UAH	16,000,000		Ukraine Treasury Bill	0.000	10/27/21	569
	$198,136,000		United States Treasury Bill	0.005-0.082	07/01/21	198,136
	88,342,000		United States Treasury Bill	0.005-0.040	07/06/21	88,342
	50,000,000		United States Treasury Bill	0.086	07/08/21	50,000
	84,000,000		United States Treasury Bill	0.013-0.046	07/13/21	83,999
	56,160,000		United States Treasury Bill	0.006-0.053	07/20/21	56,158
	6,445,000		United States Treasury Bill	0.015	07/22/21	6,445
	9,452,000		United States Treasury Bill	0.046	07/27/21	9,452
	27,200,000		United States Treasury Bill	0.003	08/05/21	27,199
	10,350,000		United States Treasury Bill	0.010	08/26/21	10,349
	7,495,000		United States Treasury Bill	0.027	10/28/21	7,493
	15,648,000		United States Treasury Bill	0.050	11/04/21	15,645
			TOTAL TREASURY DEBT			558,550

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
	27,953,511	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		27,954
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			27,954

			TOTAL SHORT-TERM INVESTMENTS			2,065,742
			(Cost $2,065,756)
			TOTAL INVESTMENTS - 111.3%			15,802,699
			(Cost $15,314,301)
			OTHER ASSETS & LIABILITIES, NET - (11.3)%			(1,608,301)
			NET ASSETS - 100.0%			$14,194,398

Abbreviations(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

GMTN	Global Medium Term Note
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
IRB	Interest Rate Reduction Bond
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
W	Week
ZAH	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,904,444.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/21, the aggregate value of these securities is $2,787,926,697 or 19.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default

Cost amounts are in thousands.

368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Chicago Board of Trade	(2,500)	09/21/21	$ (363,099)	$ (368,008)	$ (4,909)

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$3,916	EUR	3,248	Australia and New Zealand Banking Group	07/21/21	$63
	$584	EUR	479	Australia and New Zealand Banking Group	07/30/21	16
	$584	EUR	480	Australia and New Zealand Banking Group	07/30/21	14
	$499	EUR	408	Australia and New Zealand Banking Group	07/30/21	15
	$484	EUR	408	Australia and New Zealand Banking Group	07/30/21	0 ^
	$1,834	NZD	2,545	Australia and New Zealand Banking Group	07/30/21	55
	$1,293	THB	41,444	Australia and New Zealand Banking Group	07/30/21	0 ^
AUD	359		$278	Australia and New Zealand Banking Group	07/30/21	(8)
EUR	425		$504	Australia and New Zealand Banking Group	07/07/21	(0)^
EUR	582		$704	Australia and New Zealand Banking Group	07/30/21	(13)
EUR	1,364		$1,623	Australia and New Zealand Banking Group	07/30/21	(5)
EUR	1,677		$1,999	Australia and New Zealand Banking Group	07/30/21	(9)
Total						$128
	$853	AUD	1,102	Bank of America	07/30/21	$26
EUR	2,355		$2,874	Bank of America	07/30/21	(80)
GBP	30		$42	Bank of America	07/30/21	(0)^
JPY	215,307		$1,953	Bank of America	07/30/21	(15)
Total						$(69)
	$5,085	KRW	5,726,935	Citibank N.A.	07/30/21	$17
	$907	PLN	3,421	Citibank N.A.	07/30/21	10
Total						$27
	$4,986	AUD	6,415	Morgan Stanley	07/30/21	$175
	$101,469	EUR	83,749	Morgan Stanley	07/30/21	2,100
	$597	EUR	487	Morgan Stanley	07/30/21	20
	$2,293	GBP	1,645	Morgan Stanley	07/30/21	17
	$4,040	NOK	33,603	Morgan Stanley	07/30/21	137
NOK	8,259		$1,002	Morgan Stanley	07/30/21	(43)
Total						$2,406
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$6,849	CAD	8,474	Toronto Dominion Bank	07/30/21	$13
	$791	CAD	957	Toronto Dominion Bank	07/30/21	19
	$19,400	CNY	125,620	Toronto Dominion Bank	07/30/21	15
	$288	EUR	240	Toronto Dominion Bank	07/30/21	4
	$878	EUR	720	Toronto Dominion Bank	07/30/21	23
	$2,279	EUR	1,912	Toronto Dominion Bank	07/30/21	11
	$21,351	GBP	15,357	Toronto Dominion Bank	07/30/21	106
	$1,395	ILS	4,547	Toronto Dominion Bank	07/30/21	0 ^
	$36,466	JPY	3,957,988	Toronto Dominion Bank	07/30/21	830
	$357	SEK	2,984	Toronto Dominion Bank	07/30/21	8
EUR	1,426		$1,736	Toronto Dominion Bank	07/30/21	(44)
EUR	244		$296	Toronto Dominion Bank	07/30/21	(6)
JPY	213,504		$1,949	Toronto Dominion Bank	07/30/21	(27)
	$481	ZAR	6,878	Toronto Dominion Bank	07/30/21	2
Total						$954
Total						$3,446

^Amount represents less than $1,000.

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Centrally cleared credit default swap contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Frequency of payments	Notional amount*	Value	Upfront premiums paid (received)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAIGS36V1-5 Year Index	1.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/26	Quarterly	$75,000	$(2,011)	$(1,872)	$(6)	$(139)

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
370

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2021

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

GOVERNMENT BONDS - 99.6%

AGENCY SECURITIES - 0.3%
$15,580,000		Montefiore Medical Center	2.895%	04/20/32	$17,013
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,262
3,289,474		Reliance Industries Ltd	2.444	01/15/26	3,427
5,000,000		United States International Development Finance Corp	1.490	08/15/31	5,027
		TOTAL AGENCY SECURITIES			28,729

MORTGAGE BACKED - 2.6%
20,894,827		Government National Mortgage Association (GNMA)	3.600	09/15/31	22,172
10,382,979		GNMA	3.650	02/15/32	11,247
2,306,411		GNMA	3.380	07/15/35	2,449
2,992,165		GNMA	3.870	10/15/36	3,238
39,055,520		GNMA	1.730	07/15/37	39,047
57,723,503		GNMA	4.250	09/15/38	62,482
24,734,307		GNMA	1.650	07/15/42	24,277
26,619,539		GNMA	2.750	01/15/45	28,608
		TOTAL MORTGAGE BACKED			193,520

U.S. TREASURY SECURITIES - 96.7%
111,427,715	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	114,298
339,006,160	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	351,328
351,621,600	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	367,369
254,737,080	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	269,459
257,553,135	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	273,977
159,332,635	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	171,594
215,948,280	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	232,757
182,713,375	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	196,469
205,518,500	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	221,476
183,733,600	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	198,849
279,393,146	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	324,653
167,444,820	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	180,716
222,912,360	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	244,742
290,163,900	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	315,746
238,796,339	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	265,170
138,987,624	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	163,511
371

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$117,074,600	k	United States Treasury Inflation Indexed Bonds	0.125%	04/15/26	$127,349
164,843,880	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	180,480
232,653,020	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	257,491
127,358,218	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	155,994
126,059,010	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	140,575
222,424,980	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	249,351
219,706,560	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	265,507
117,239,547	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	158,067
136,140,800	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	156,200
199,837,260	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	231,213
146,609,829	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	188,829
211,271,364	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	297,070
195,179,380	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	217,122
160,841,950	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	176,547
127,559,250	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	140,707
155,891,200	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	171,543
91,149,672	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	134,411
24,704,600	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	36,812
15,382,050	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/51	16,885
		TOTAL U.S. TREASURY SECURITIES			7,194,267

		TOTAL GOVERNMENT BONDS			7,416,516
		(Cost $6,778,441)

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.1%
3,642,000		Federal Agricultural Mortgage Corp (FAMC)	0.010	07/01/21	3,642
1,232,000		Federal Farm Credit Bank (FFCB)	0.003	07/26/21	1,232
3,907,000		Federal Home Loan Bank (FHLB)	0.005	07/07/21	3,907
3,030,000		FHLB	0.040	07/16/21	3,030
		TOTAL GOVERNMENT AGENCY DEBT			11,811

		TOTAL SHORT-TERM INVESTMENTS			11,811
		(Cost $11,811)
		TOTAL INVESTMENTS - 99.7%			7,428,327
		(Cost $6,790,252)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			20,655
		NET ASSETS - 100.0%			$7,448,982

		Abbreviation(s):

k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

372

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Chicago Board of Trade	(75)	09/21/21	$(13,924)	$(14,451)	$(527)

373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

INDUSTRIALS - 0.1%
$16,000,000	i	LTR Intermediate Holdings, Inc	LIBOR 3 M + 4.500%	5.500%	04/23/28	$15,860
		TOTAL INDUSTRIALS				15,860

		TOTAL BANK LOAN OBLIGATIONS				15,860
		(Cost $15,840)

BONDS - 39.9%

CORPORATE BONDS - 16.7%

AUTOMOBILES & COMPONENTS - 0.2%
5,400,000		BorgWarner, Inc		2.650	07/01/27	5,727
5,000,000		Dana, Inc		4.250	09/01/30	5,144
14,350,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	14,122
		TOTAL AUTOMOBILES & COMPONENTS				24,993

BANKS - 3.5%
12,500,000	g	ABN AMRO Bank NV		1.542	06/16/27	12,416
13,750,000		Bank of America Corp		0.981	09/25/25	13,739
14,025,000		Bank of America Corp		2.456	10/22/25	14,671
15,000,000	i	Bank of America Corp	SOFR + 0.970%	0.995	07/22/27	15,208
12,500,000		Bank of America Corp		2.087	06/14/29	12,601
15,750,000		Bank of America Corp		2.687	04/22/32	16,204
10,000,000		Bank of Montreal		3.803	12/15/32	11,025
2,250,000		Barclays plc		3.811	03/10/42	2,374
10,000,000	g	BNP Paribas S.A.		1.323	01/13/27	9,879
4,350,000	g	BNP Paribas S.A.		1.904	09/30/28	4,320
15,300,000	g	BNP Paribas S.A.		2.871	04/19/32	15,713
10,500,000	g	BNP Paribas S.A.		2.588	08/12/35	10,258
10,000,000		Citigroup, Inc		1.678	05/15/24	10,211
29,125,000		Citigroup, Inc		0.776	10/30/24	29,198
2,900,000		Citigroup, Inc		5.950	N/A‡	3,174
4,345,000		Citigroup, Inc		5.000	N/A‡	4,547
10,250,000		Citizens Bank NA		2.250	04/28/25	10,709
3,800,000		Citizens Bank NA		3.750	02/18/26	4,203
26,161,000		Cooperatieve Rabobank UA		3.750	07/21/26	28,809
10,000,000	g	Cooperatieve Rabobank UA		1.106	02/24/27	9,859
14,700,000	g	Credit Agricole S.A.		1.247	01/26/27	14,473
10,425,000		HSBC Holdings plc		0.976	05/24/25	10,416
10,000,000		HSBC Holdings plc		2.804	05/24/32	10,262
16,025,000	g	ING Groep NV		1.400	07/01/26	16,064
12,500,000	i	ING Groep NV	SOFR + 1.010%	1.060	04/01/27	12,629
10,000,000		ING Groep NV		2.727	04/01/32	10,284
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,825
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,825,000	g	Intesa Sanpaolo S.p.A		5.017%	06/26/24	$1,986
9,750,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	10,372
1,800,000	g	Intesa Sanpaolo S.p.A		4.198	06/01/32	1,845
18,175,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	18,039
9,150,000		JPMorgan Chase & Co		0.563	02/16/25	9,100
15,000,000		JPMorgan Chase & Co		1.040	02/04/27	14,753
13,065,000		JPMorgan Chase & Co		3.650	N/A‡	13,083
9,570,000	g	Kookmin Bank		2.500	11/04/30	9,521
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,425
9,494,000		Lloyds Banking Group plc		3.870	07/09/25	10,286
7,725,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	7,936
10,000,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	10,449
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.777	03/01/28	5,961
11,125,000	g	National Australia Bank Ltd		2.332	08/21/30	10,797
10,000,000	g	National Australia Bank Ltd		2.990	05/21/31	10,153
9,250,000		National Bank of Canada		0.550	11/15/24	9,217
7,500,000		Natwest Group plc		1.642	06/14/27	7,499
2,790,000		NatWest Group plc		2.359	05/22/24	2,875
10,250,000		People’s United Bank NA		4.000	07/15/24	11,037
18,057,000		People’s United Financial, Inc		3.650	12/06/22	18,686
12,150,000	g	Standard Chartered plc		0.991	01/12/25	12,113
10,000,000	g	Standard Chartered plc		1.456	01/14/27	9,904
7,275,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	7,346
17,785,000		SVB Financial Group		3.500	01/29/25	19,197
11,500,000		SVB Financial Group		2.100	05/15/28	11,664
4,350,000		SVB Financial Group		3.125	06/05/30	4,630
12,775,000		SVB Financial Group		1.800	02/02/31	12,220
10,000,000		SVB Financial Group		4.000	N/A‡	10,178
14,135,000		SVB Financial Group		4.100	N/A‡	14,338
14,350,000		Truist Financial Corp		1.267	03/02/27	14,334
7,500,000	g	UniCredit S.p.A		6.572	01/14/22	7,731
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	15,208
3,600,000	g	UniCredit S.p.A		5.459	06/30/35	3,925
15,520,000	e,g	United Overseas Bank Ltd		2.000	10/14/31	15,526
2,000,000	g	USAA Capital Corp		2.125	05/01/30	2,021
		TOTAL BANKS				664,426

CAPITAL GOODS - 0.4%
10,450,000		Carrier Global Corp		2.700	02/15/31	10,759
4,800,000		CNH Industrial Capital LLC		1.950	07/02/23	4,920
4,150,000		Johnson Controls International plc		1.750	09/15/30	3,997
4,400,000		Masco Corp		1.500	02/15/28	4,296
5,000,000		Otis Worldwide Corp		3.112	02/15/40	5,168
4,975,000		Parker-Hannifin Corp		4.200	11/21/34	5,849
3,400,000	e	Roper Technologies, Inc		1.400	09/15/27	3,344
12,500,000	g	Siemens Financieringsmaatschappij NV		1.200	03/11/26	12,509
10,500,000	e,g	Triton Container International Ltd		1.150	06/07/24	10,479
8,525,000	g	Triton Container International Ltd		3.150	06/15/31	8,575
6,500,000		Xylem, Inc		1.950	01/30/28	6,559
3,575,000		Xylem, Inc		2.250	01/30/31	3,599
		TOTAL CAPITAL GOODS				80,054

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
9,540,000		IHS Markit Ltd		4.125	08/01/23	10,183
15,810,000		Rockefeller Foundation		2.492	10/01/50	15,391
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				25,574
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.0%
$6,700,000		Whirlpool Corp		2.400%	05/15/31	$6,755
		TOTAL CONSUMER DURABLES & APPAREL				6,755

CONSUMER SERVICES - 0.6%
2,900,000		Bush Foundation		2.754	10/01/50	2,907
3,125,000		Conservation Fund		3.474	12/15/29	3,344
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,424
5,145,000		Low Income Investment Fund		3.711	07/01/29	5,516
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.256	02/01/24	3,463
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	18,325
4,060,000		Salvation Army		5.637	09/01/26	4,853
20,000,000		Salvation Army		4.528	09/01/48	22,080
12,300,000		Starbucks Corp		2.450	06/15/26	12,944
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,782
11,065,000		YMCA of Greater New York		5.151	08/01/48	11,642
		TOTAL CONSUMER SERVICES				108,280

DIVERSIFIED FINANCIALS - 1.7%
10,800,000		AerCap Ireland Capital DAC		1.750	01/30/26	10,673
10,200,000		Ally Financial, Inc		4.700	N/A‡	10,564
3,300,000		Bank of New York Mellon Corp		4.700	N/A‡	3,601
21,375,000	g	BPCE S.A.		1.652	10/06/26	21,469
11,500,000		Century Housing Corp		3.995	11/01/21	11,536
8,725,000		Charles Schwab Corp		4.000	N/A‡	8,926
11,645,000		Community Preservation Corp		2.867	02/01/30	12,164
16,425,000	g	Credit Suisse Group AG.		1.305	02/02/27	16,085
10,050,000	g	Credit Suisse Group AG.		3.091	05/14/32	10,354
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,942
15,000,000		Ford Foundation		2.815	06/01/70	15,050
13,300,000		Goldman Sachs Group, Inc		0.855	02/12/26	13,203
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,516
14,950,000		Morgan Stanley		0.985	12/10/26	14,714
11,400,000	e,g,i	NatWest Markets plc	SOFR + 0.530%	0.563	08/12/24	11,439
7,300,000	g	NatWest Markets plc		0.800	08/12/24	7,267
10,000,000	g	NongHyup Bank		1.250	07/20/25	10,003
680,000		Reinvestment Fund, Inc		3.377	02/15/22	684
1,378,000		Reinvestment Fund, Inc		3.166	11/01/23	1,393
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,052
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,396
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,600
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,505
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,658
11,075,000	g	Societe Generale S.A.		1.792	06/09/27	11,048
11,150,000	g	Societe Generale S.A.		2.889	06/09/32	11,283
4,475,000	g	Starwood Property Trust, Inc		5.500	11/01/23	4,688
12,500,000		State Street Corp		2.354	11/01/25	13,138
7,900,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	8,980
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,825,000	g	UBS Group AG		1.008%	07/30/24	$4,860
14,700,000	g	UBS Group AG		1.364	01/30/27	14,597
11,075,000	e	Unilever Capital Corp		2.000	07/28/26	11,543
5,523,000		Unilever Capital Corp		2.125	09/06/29	5,678
6,125,000		Unilever Capital Corp		1.375	09/14/30	5,917
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,416
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,976
		TOTAL DIVERSIFIED FINANCIALS				325,918

ENERGY - 0.7%
8,000,000	g	Aker BP ASA		2.875	01/15/26	8,426
10,000,000	g	Aker BP ASA		4.000	01/15/31	10,984
7,500,000	i	Enbridge, Inc	SOFR + 0.400%	0.435	02/17/23	7,515
9,625,000	e	Enbridge, Inc		2.500	01/15/25	10,084
8,175,000		Enbridge, Inc		3.400	08/01/51	8,192
5,830,000		Enbridge, Inc		5.750	07/15/80	6,500
8,125,000		Equinor ASA		2.375	05/22/30	8,377
5,932,000		Equinor ASA		3.950	05/15/43	6,930
12,450,000		Equinor ASA		3.250	11/18/49	13,217
3,875,000		ONEOK, Inc		4.000	07/13/27	4,284
6,200,000		ONEOK, Inc		4.950	07/13/47	7,276
11,700,000	g	Santos Finance Ltd		3.649	04/29/31	11,975
12,850,000		Total Capital International S.A.		2.986	06/29/41	13,086
11,316,000		Total Capital International S.A.		3.127	05/29/50	11,471
10,750,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.269	09/15/23	10,769
		TOTAL ENERGY				139,086

FOOD & STAPLES RETAILING - 0.1%
7,125,000	g,i	7-Eleven, Inc	LIBOR 3 M + 0.450%	0.612	08/10/22	7,128
5,722,000		SYSCO Corp		2.400	02/15/30	5,810
		TOTAL FOOD & STAPLES RETAILING				12,938

FOOD, BEVERAGE & TOBACCO - 0.2%
6,150,000	g	Coca-Cola European Partners plc		1.500	01/15/27	6,116
10,000,000	e,g	NBM US Holdings, Inc		6.625	08/06/29	11,235
4,500,000		PepsiCo, Inc		2.875	10/15/49	4,642
		TOTAL FOOD, BEVERAGE & TOBACCO				21,993

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
6,900,000		Cigna Corp		0.613	03/15/24	6,896
10,125,000		Cigna Corp		2.375	03/15/31	10,267
10,385,000		Stanford Health Care		3.027	08/15/51	10,721
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				27,884

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,125,000		Kimberly-Clark Corp		2.875	02/07/50	7,332
5,300,000		Procter & Gamble Co		3.000	03/25/30	5,848
12,975,000		Procter & Gamble Co		1.200	10/29/30	12,373
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				25,553

INSURANCE - 0.9%
6,850,000	g	AIA Group Ltd		3.600	04/09/29	7,584
11,450,000	g	AIA Group Ltd		3.375	04/07/30	12,614
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$2,400,000		Chubb INA Holdings, Inc		1.375%	09/15/30	$2,283
	3,750,000		CNA Financial Corp		2.050	08/15/30	3,683
	11,400,000	g	Empower Finance 2020 LP		1.357	09/17/27	11,221
	4,000,000	g	Empower Finance 2020 LP		1.776	03/17/31	3,831
	15,675,000	g	Five Corners Funding Trust II		2.850	05/15/30	16,508
	4,700,000	g	Great-West Lifeco US Finance 2020 LP		0.904	08/12/25	4,651
	20,000,000		Principal Financial Group, Inc		2.125	06/15/30	19,916
	14,400,000	g	Protective Life Global Funding		1.737	09/21/30	13,887
	6,504,000		Prudential Financial, Inc		1.500	03/10/26	6,603
	10,250,000		Prudential Financial, Inc		5.200	03/15/44	11,000
	4,265,000		Prudential Financial, Inc		3.700	10/01/50	4,446
	4,475,000		Reinsurance Group of America, Inc		3.900	05/15/29	5,002
	6,100,000		Reinsurance Group of America, Inc		3.150	06/15/30	6,523
	18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,763
	14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	17,179
			TOTAL INSURANCE				165,694

MATERIALS - 0.7%
	7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	7,848
	10,000,000	e,g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	11,540
	10,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	12,180
	5,650,000	g	International Flavors & Fragrances, Inc		2.300	11/01/30	5,618
	4,600,000		International Paper Co		4.800	06/15/44	5,858
	17,000,000	e,g	Inversiones CMPC S.A.		4.375	04/04/27	18,870
	10,000,000	e,g	Klabin Austria GmbH		7.000	04/03/49	12,725
	7,775,000	e,g	Klabin Finance S.A.		4.875	09/19/27	8,592
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,989
	3,250,000	g	LG Chem Ltd		3.625	04/15/29	3,588
	10,000,000	i	LYB International Finance III LLC	LIBOR 3 M + 1.000%	1.145	10/01/23	10,016
	5,925,000		LYB International Finance III LLC		3.375	10/01/40	6,134
	5,000,000		Newmont Corp		2.250	10/01/30	4,986
	9,875,000		PPG Industries, Inc		1.200	03/15/26	9,850
	12,736,000	e	Teck Resources Ltd		3.900	07/15/30	13,723
			TOTAL MATERIALS				134,517

MEDIA & ENTERTAINMENT - 0.2%
	10,000,000		Alphabet, Inc		1.100	08/15/30	9,482
	4,411,000		Discovery Communications LLC		4.000	09/15/55	4,668
	10,000,000	g	NTT Finance Corp		1.162	04/03/26	9,977
	7,500,000	g	NTT Finance Corp		2.065	04/03/31	7,602
	2,320,000		Smithsonian Institution		2.645	09/01/39	2,346
			TOTAL MEDIA & ENTERTAINMENT				34,075

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
	4,800,000		Bristol-Myers Squibb Co		2.350	11/13/40	4,623
	7,700,000		Bristol-Myers Squibb Co		2.550	11/13/50	7,363
	6,275,000		Gilead Sciences, Inc		1.200	10/01/27	6,117
	5,625,000		Gilead Sciences, Inc		2.600	10/01/40	5,415
	15,400,000		Gilead Sciences, Inc		2.800	10/01/50	14,833
	7,725,000	g,i	Roche Holdings, Inc	SOFR + 0.240%	0.283	03/05/24	7,733
	12,500,000	g	Roche Holdings, Inc		0.991	03/05/26	12,460
	14,675,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	14,559
	8,500,000		Takeda Pharmaceutical Co Ltd		3.175	07/09/50	8,590
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				81,693
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.8%
$13,400,000		American Tower Corp	1.500%	01/31/28	$13,030
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,059
4,300,000		Brandywine Operating Partnership LP	3.950	11/15/27	4,673
9,095,000		Brixmor Operating Partnership LP	3.900	03/15/27	9,979
6,600,000		Brixmor Operating Partnership LP	2.250	04/01/28	6,592
5,975,000		Corporate Office Properties LP	2.750	04/15/31	6,020
2,600,000		Duke Realty LP	2.875	11/15/29	2,735
2,350,000		Equinix, Inc	1.800	07/15/27	2,379
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,625
6,900,000		Federal Realty Investment Trust	1.250	02/15/26	6,850
1,975,000	g	HAT Holdings I LLC	6.000	04/15/25	2,082
24,685,000	g	HAT Holdings I LLC	3.375	06/15/26	24,870
10,000,000	g	HAT Holdings I LLC	3.750	09/15/30	9,762
11,075,000		Kilroy Realty LP	3.450	12/15/24	11,813
14,360,000		Kilroy Realty LP	2.500	11/15/32	14,146
3,940,000		Life Storage LP	2.200	10/15/30	3,891
16,822,000		Regency Centers LP	3.750	06/15/24	18,002
8,245,000	g	Scentre Group Trust 2	5.125	09/24/80	8,791
3,150,000		Vornado Realty LP	2.150	06/01/26	3,192
2,775,000		Vornado Realty LP	3.400	06/01/31	2,869
		TOTAL REAL ESTATE			157,360

RETAILING - 0.1%
4,100,000		Advance Auto Parts, Inc	1.750	10/01/27	4,068
10,000,000		Amazon.com, Inc	0.250	05/12/23	10,005
5,525,000		Lowe’s Cos, Inc	3.000	10/15/50	5,447
		TOTAL RETAILING			19,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,208,000	g	NXP BV	3.400	05/01/30	4,595
10,000,000	g	SK Hynix, Inc	2.375	01/19/31	9,737
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			14,332

SOFTWARE & SERVICES - 0.3%
9,500,000		Automatic Data Processing, Inc	1.700	05/15/28	9,581
10,000,000		Automatic Data Processing, Inc	1.250	09/01/30	9,534
7,725,000		Mastercard, Inc	1.900	03/15/31	7,808
7,500,000		Visa, Inc	1.900	04/15/27	7,744
5,000,000	e	Visa, Inc	0.750	08/15/27	4,846
17,000,000		Visa, Inc	1.100	02/15/31	16,087
		TOTAL SOFTWARE & SERVICES			55,600

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000		Apple, Inc	3.000	06/20/27	15,667
4,750,000	g	HP, Inc	2.650	06/17/31	4,742
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			20,409
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

TELECOMMUNICATION SERVICES - 0.4%
$9,000,000	i	Verizon Communications, Inc	SOFR + 0.790%	0.840%	03/20/26	$9,166
14,225,000		Verizon Communications, Inc		2.550	03/21/31	14,540
9,825,000		Verizon Communications, Inc		3.400	03/22/41	10,393
18,825,000		Verizon Communications, Inc		3.550	03/22/51	20,112
10,000,000		Vodafone Group plc		3.250	06/04/81	10,058
10,000,000		Vodafone Group plc		4.125	06/04/81	9,985
		TOTAL TELECOMMUNICATION SERVICES				74,254

TRANSPORTATION - 0.3%
1,581,393		Delta Air Lines, Inc		4.250	07/30/23	1,613
7,150,000		Delta Air Lines, Inc		3.204	04/25/24	7,559
7,825,000		Delta Air Lines, Inc		2.900	10/28/24	7,961
6,250,000	g	Delta Air Lines, Inc		7.000	05/01/25	7,294
5,100,000		Delta Air Lines, Inc		7.375	01/15/26	5,984
4,701,030		Delta Air Lines, Inc		2.000	06/10/28	4,726
12,553,047		Delta Air Lines, Inc		2.500	06/10/28	12,737
7,000,000		Kansas City Southern		4.300	05/15/43	8,114
		TOTAL TRANSPORTATION				55,988

UTILITIES - 4.6%
10,875,000	g	AES Corp		1.375	01/15/26	10,768
10,875,000	g	AES Corp		2.450	01/15/31	10,760
14,500,000	g	AES Gener S.A.		6.350	10/07/79	15,464
12,325,000	e	Ameren Illinois Co		2.900	06/15/51	12,450
4,375,000		Arizona Public Service Co		3.750	05/15/46	4,948
5,875,000		Atlantic City Electric Co		2.300	03/15/31	5,943
11,925,000	i	Atmos Energy Corp	LIBOR 3 M + 0.380%	0.503	03/09/23	11,927
14,950,000		Avangrid, Inc		3.200	04/15/25	16,056
13,200,000		Avangrid, Inc		3.800	06/01/29	14,889
10,275,000		Avista Corp		4.350	06/01/48	12,876
700,000	g	Azure Power Energy Ltd		5.500	11/03/22	711
5,900,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	6,254
9,750,000	g	Brooklyn Union Gas Co		4.273	03/15/48	11,094
13,500,000	g	Brooklyn Union Gas Co		4.487	03/04/49	15,893
9,875,000		CenterPoint Energy Houston Electric LLC		2.350	04/01/31	10,124
12,350,000		CenterPoint Energy Houston Electric LLC		3.350	04/01/51	13,534
19,400,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	0.631	03/02/23	19,404
13,675,000	g	Clearway Energy Operating LLC		3.750	02/15/31	13,607
3,550,000		CMS Energy Corp		4.750	06/01/50	3,956
7,525,000	g	Consorcio Transmantaro SA		4.700	04/16/34	8,319
13,876,000		Consumers Energy Co		2.500	05/01/60	12,507
6,185,075	g	Continental Wind LLC		6.000	02/28/33	7,098
5,035,000	g	Continuum Energy Levanter Pte Ltd		4.500	02/09/27	5,156
7,110,000		Dominion Energy, Inc		3.600	03/15/27	7,867
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	5,141
11,725,000		DTE Electric Co		1.900	04/01/28	11,898
8,787,000		DTE Electric Co		3.950	03/01/49	10,622
9,025,000		DTE Electric Co		3.250	04/01/51	9,772
10,000,000		Duke Energy Florida LLC		2.500	12/01/29	10,479
3,350,000	g	East Ohio Gas Co		1.300	06/15/25	3,380
3,100,000	g	East Ohio Gas Co		2.000	06/15/30	3,065
8,850,000		Eastern Energy Gas Holdings LLC		2.500	11/15/24	9,300
11,625,000	g	EDP Finance BV		3.625	07/15/24	12,482
22,750,000	g	Electricite de France S.A.		3.625	10/13/25	25,005
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,735,000		Essential Utilities, Inc	2.704%	04/15/30	$12,176
9,375,000		Essential Utilities, Inc	3.351	04/15/50	9,685
19,650,000		Evergy, Inc	2.550	07/01/26	20,745
2,800,000		Eversource Energy	0.800	08/15/25	2,768
9,885,000		Georgia Power Co	3.250	04/01/26	10,682
11,625,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	11,837
2,745,000		International Transmission Co	4.625	08/15/43	3,403
9,700,000		Interstate Power & Light Co	3.500	09/30/49	10,461
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	25,851
10,112,000	g	Liberty Utilities Finance GP	2.050	09/15/30	9,750
5,875,000		MidAmerican Energy Co	3.100	05/01/27	6,418
1,000,000		MidAmerican Energy Co	3.950	08/01/47	1,183
3,820,000		MidAmerican Energy Co	3.150	04/15/50	4,080
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,807
12,350,000		National Fuel Gas Co	5.500	01/15/26	14,289
9,500,000		National Fuel Gas Co	2.950	03/01/31	9,555
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,402
10,320,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	10,153
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	11,390
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	11,007
3,000,000		NorthWestern Corp	4.176	11/15/44	3,503
6,975,000		OGE Energy Corp	0.703	05/26/23	6,977
1,925,000	g	Pattern Energy Operations LP	4.500	08/15/28	1,993
7,113,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	7,325
13,050,000		PSEG Power LLC	3.850	06/01/23	13,852
630,000		Public Service Co of Colorado	4.750	08/15/41	789
5,000,000		Public Service Co of Colorado	3.200	03/01/50	5,412
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,367
19,475,000		Public Service Enterprise Group, Inc	0.800	08/15/25	19,268
19,350,000		Public Service Enterprise Group, Inc	1.600	08/15/30	18,337
6,900,000		Sempra Energy	4.875	N/A‡	7,487
22,247,738	g	Solar Star Funding LLC	3.950	06/30/35	23,583
20,923,151	g	Solar Star Funding LLC	5.375	06/30/35	23,586
25,000,000		Southern Power Co	4.150	12/01/25	27,978
5,613,000		Southwestern Public Service Co	3.750	06/15/49	6,407
18,650,000		Southwestern Public Service Co	3.150	05/01/50	19,482
27,576,370	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	31,313
18,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	19,058
19,216,155	g	Topaz Solar Farms LLC	4.875	09/30/39	20,844
10,724,779	g	Topaz Solar Farms LLC	5.750	09/30/39	12,411
8,000,000		Tucson Electric Power Co	1.500	08/01/30	7,601
8,632,164	g	UEP Penonome II S.A.	6.500	10/01/38	8,805
15,000,000		Union Electric Co	2.150	03/15/32	15,037
16,400,000	e	Union Electric Co	2.625	03/15/51	15,659
		TOTAL UTILITIES			866,465

		TOTAL CORPORATE BONDS			3,143,361
		(Cost $3,042,111)

GOVERNMENT BONDS - 19.6%

AGENCY SECURITIES - 1.6%
4,090,000		Canal Barge Co, Inc	4.500	11/12/34	4,700
1,131,347		DY7 Leasing LLC	2.578	12/10/25	1,183
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$6,648,001		Ethiopian Leasing LLC		2.566%	08/14/26	$7,027
23,000,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	23,061
18,700,000		FHLMC		0.250	08/24/23	18,698
13,650,000		FHLMC		0.250	09/08/23	13,638
23,636,000		FHLMC		0.250	12/04/23	23,608
20,000,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	20,000
8,000,000		FNMA		0.625	04/22/25	7,990
18,880,000		FNMA		0.875	08/05/30	17,876
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,396
2,350,000	g	Hospital for Special Surgery		3.500	01/01/23	2,377
4,500,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	0.276	02/01/27	4,477
1,825,000		Iraq Government AID Bond		2.149	01/18/22	1,844
3,455,000		Lutheran Medical Center		1.982	02/20/30	3,561
16,520,000		Montefiore Medical Center		2.895	04/20/32	18,039
13,035,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	13,334
955,740		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	981
12,413,436		OPIC		3.220	09/15/29	13,619
5,567,685		OPIC		1.790	10/15/29	5,751
17,399,016		OPIC		2.360	10/15/29	18,420
2,062,687		OPIC		2.610	04/15/30	2,207
2,864,250		OPIC		2.930	05/15/30	3,089
4,733,550		OPIC		3.040	05/15/30	5,130
1,000,903		OPIC		2.810	07/31/33	1,083
1,601,444		OPIC		2.940	07/31/33	1,746
5,400,000		OPIC		2.450	07/15/38	5,721
4,000,000		Private Export Funding Corp (PEFCO)		3.550	01/15/24	4,307
8,000,000		PEFCO		3.250	06/15/25	8,699
318,910		Tayarra Ltd		3.628	02/15/22	322
13,581,157	†	Thirax LLC		0.968	01/14/33	13,465
251,177		Tricahue Leasing LLC		3.503	11/19/21	253
3,900,000		Tunisia Government AID International Bonds		1.416	08/05/21	3,880
9,875,000		Ukraine Government AID International Bonds		1.471	09/29/21	9,897
1,775,000		United States International Development Finance Corp		1.440	04/15/28	1,777
1,000,000		United States International Development Finance Corp		1.650	04/15/28	1,013
8,750,000		United States International Development Finance Corp		1.630	07/15/38	8,659
1,900,000		US Department of Housing and Urban Development (HUD)		5.050	08/01/21	1,908
3,217,000		HUD		2.910	08/01/23	3,224
5,000,000		HUD		3.535	08/01/36	5,606
		TOTAL AGENCY SECURITIES				308,566

FOREIGN GOVERNMENT BONDS - 3.3%
7,500,000		African Development Bank		3.000	12/06/21	7,592
12,750,000		African Development Bank		0.750	04/03/23	12,851
4,882,000		Asian Development Bank		1.875	08/10/22	4,974
9,500,000		Asian Development Bank		2.125	03/19/25	10,000
6,500,000		Asian Development Bank		1.750	08/14/26	6,748
16,489,000		Asian Development Bank		3.125	09/26/28	18,491
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$12,500,000		Asian Development Bank		1.500%	03/04/31	$12,486
EUR	7,925,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	9,830
	$10,750,000	g	BNG Bank NV		3.125	11/08/21	10,861
	12,400,000	g	BNG Bank NV		2.625	02/27/24	13,105
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	11,249
	$1,900,000	g	Caisse d’Amortissement de la Dette Sociale		0.625	02/18/26	1,875
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.375	01/20/31	4,881
	7,000,000	g	CDP Financial, Inc		1.000	05/26/26	6,997
	10,075,000		Chile Government International Bond		3.100	05/07/41	10,085
	9,500,000		Chile Government International Bond		3.500	01/25/50	9,941
	15,000,000	g	Development Bank of Japan, Inc		0.500	03/04/24	14,961
	9,925,000	g	Egypt Government International Bond		5.250	10/06/25	10,457
	19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	20,138
	3,750,000		European Investment Bank		2.375	05/24/27	4,021
	3,725,000		European Investment Bank		0.625	10/21/27	3,576
	11,600,000		European Investment Bank		1.625	10/09/29	11,840
	7,500,000		European Investment Bank		0.750	09/23/30	7,016
	2,000,000		European Investment Bank		4.875	02/15/36	2,753
	1,925,000	g	Guatemala Government International Bond		5.375	04/24/32	2,233
	6,082,000		Hydro Quebec		8.400	01/15/22	6,340
	20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.194	01/15/22	20,001
	11,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	10,961
	14,750,000	e	International Bank for Reconstruction & Development		3.125	11/20/25	16,224
	27,150,000	g	International Development Association		2.750	04/24/23	28,349
	46,500,000		International Finance Corp		1.546	11/04/21	46,700
	1,000,000		International Finance Corp		2.000	10/24/22	1,023
	7,375,000		International Finance Corp		0.500	03/20/23	7,406
	33,500,000		International Finance Corp		2.125	04/07/26	35,430
	11,750,000		Japan International Cooperation Agency		1.750	04/28/31	11,791
	12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	13,128
	8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.919	07/06/22	8,798
	10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,076
	11,250,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	11,192
	13,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	12,295
	18,250,000	e,g	Nederlandse Waterschapsbank NV		1.750	01/15/25	18,918
	19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	20,271
	6,708,000		North American Development Bank		2.400	10/26/22	6,838
	22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	23,993
	10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	11,416
	12,700,000		Province of Manitoba Canada		3.050	05/14/24	13,577
	10,000,000		Province of Quebec Canada		2.750	04/12/27	10,851
	5,000,000		Province of Quebec Canada		7.500	09/15/29	7,192
	15,250,000	e	Province of Quebec Canada		1.900	04/21/31	15,534
	10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	10,396
	7,750,000		Republic of Italy Government International Bond		4.000	10/17/49	8,518
			TOTAL FOREIGN GOVERNMENT BONDS				616,179

MORTGAGE BACKED - 7.8%
	2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,809
	149,023		FHLMC		4.000	06/01/42	162
	3,775,733		FHLMC		3.500	08/15/43	3,881
	7,148,818		FHLMC		3.500	03/15/44	7,608
	1,589,874	i	FHLMC		5.847	03/15/44	312
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,671,383		FHLMC	4.000%	10/01/47	$5,114
2,886,062		FHLMC	4.000	06/01/48	3,143
5,001,178	i	FHLMC	9.803	06/15/48	5,796
4,730,724		FHLMC	4.000	07/01/48	5,149
3,497,108	i	FHLMC	9.723	10/15/48	4,253
12,712,373		FHLMC	3.000	11/01/49	13,492
11,168,776		FHLMC	2.000	09/25/50	1,295
14,759,865		FHLMC	2.500	11/25/50	2,407
19,511,128		FHLMC	2.500	02/25/51	3,370
682		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23	1
6,810		FGLMC	8.000	01/01/31	7
146,832		FGLMC	4.500	07/01/33	162
1,054,971		FGLMC	7.000	12/01/33	1,214
300,532		FGLMC	7.000	05/01/35	341
710,291		FGLMC	5.000	06/01/36	813
211,208		FGLMC	5.000	07/01/39	242
397,716		FGLMC	4.500	10/01/44	442
458,812		FGLMC	4.500	11/01/44	510
659,933		FGLMC	4.500	11/01/44	734
338,865		FGLMC	4.500	12/01/44	371
482,239		FGLMC	4.500	12/01/44	536
1,407,871		FGLMC	3.500	04/01/45	1,535
12,432,562		FGLMC	3.500	10/01/45	13,500
5,792,772		FGLMC	4.000	12/01/45	6,380
19,807,318		FGLMC	3.500	08/01/46	21,508
7,624,193		FGLMC	3.000	02/01/47	8,077
820,641		FGLMC	4.500	06/01/47	912
1,815,458		FGLMC	4.000	09/01/47	1,997
1,190,049		FGLMC	3.500	12/01/47	1,292
6,636,570		FGLMC	3.500	03/01/48	7,190
7,847,902		FGLMC	4.000	03/01/48	8,591
1,755,099		FGLMC	4.000	07/01/48	1,911
5,486,643		FGLMC	4.500	08/01/48	6,065
5,041		Federal National Mortgage Association (FNMA)	8.000	07/01/24	5
18,226,815	i	FNMA	2.890	02/25/27	19,762
3,500,000	i	FNMA	3.436	06/25/28	3,941
15,250,000	i	FNMA	1.561	11/25/30	15,238
1,737,357		FNMA	3.500	05/01/32	1,880
15,100,000	h	FNMA	2.500	07/25/32	15,746
2,055,997		FNMA	3.000	10/01/32	2,171
1,786,916		FNMA	5.000	05/01/35	2,042
39,150,000	h	FNMA	2.000	07/25/35	40,380
38,850,000	h	FNMA	2.000	08/25/35	40,014
17,900,000	h	FNMA	2.500	08/25/35	18,646
1,206,561		FNMA	5.000	10/01/35	1,381
818,143		FNMA	2.500	01/01/36	856
894,560		FNMA	5.000	02/01/36	1,024
1,484,264		FNMA	5.500	11/01/38	1,727
252,414		FNMA	3.000	05/01/40	265
807,876		FNMA	5.000	09/01/40	916
1,532,808		FNMA	5.000	05/01/41	1,754
1,257,126		FNMA	4.000	09/01/42	1,373
1,120,247		FNMA	3.000	04/25/43	1,160
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,508,225	i	FNMA	5.859%	09/25/43	$593
519,878		FNMA	4.000	01/01/44	571
1,562,647		FNMA	4.500	03/01/44	1,759
401,728		FNMA	4.500	06/01/44	441
5,777,287		FNMA	4.500	06/01/44	6,413
1,299,205		FNMA	4.500	08/01/44	1,442
3,168,988		FNMA	4.500	10/01/44	3,518
6,237,860		FNMA	4.500	11/01/44	6,924
1,087,703		FNMA	5.000	11/01/44	1,239
1,626,618		FNMA	4.500	12/01/44	1,807
660,256		FNMA	4.000	01/01/45	720
7,137,534		FNMA	3.000	02/25/45	7,424
1,431,851		FNMA	3.000	02/25/45	1,470
138,543		FNMA	3.500	03/01/45	148
154,739		FNMA	3.500	03/01/45	168
305,234		FNMA	4.500	03/01/45	339
2,032,849		FNMA	3.000	03/25/45	2,099
400,853		FNMA	4.500	04/01/45	445
4,835,190		FNMA	3.500	04/25/45	5,013
3,007,480		FNMA	3.500	05/01/45	3,289
1,595,314		FNMA	4.000	12/01/45	1,753
9,282,878		FNMA	3.000	12/25/45	9,565
4,316,274		FNMA	3.500	01/01/46	4,685
5,429,272		FNMA	4.000	01/01/46	5,955
5,411,896		FNMA	3.500	06/01/46	5,875
3,150,290		FNMA	3.500	07/01/46	3,420
5,388,782		FNMA	3.500	07/01/46	5,846
1,456,243		FNMA	3.500	08/01/46	1,581
530,218		FNMA	3.000	10/01/46	544
4,130,379		FNMA	3.500	10/01/46	4,483
5,648,152		FNMA	3.000	11/01/46	5,974
8,555,175		FNMA	3.500	01/01/47	9,077
1,581,982		FNMA	3.000	04/25/47	1,685
1,780,199		FNMA	4.500	05/01/47	1,976
490,877		FNMA	3.500	08/01/47	524
1,042,257		FNMA	3.500	09/01/47	1,113
4,152,009		FNMA	4.000	09/01/47	4,456
1,360,455		FNMA	4.000	09/01/47	1,457
3,601,632		FNMA	4.000	10/01/47	3,842
483,341		FNMA	3.000	11/01/47	496
343,126		FNMA	3.500	11/01/47	372
479,404		FNMA	4.500	11/01/47	531
3,861,994		FNMA	4.000	12/01/47	4,228
11,191,150		FNMA	4.000	12/01/47	11,992
675,179		FNMA	3.500	01/01/48	732
5,255,392		FNMA	3.500	01/01/48	5,556
3,204,500		FNMA	4.500	01/01/48	3,541
720,955		FNMA	3.500	02/01/48	763
2,598,724		FNMA	4.500	02/01/48	2,872
34,558,855		FNMA	3.000	02/25/48	36,455
8,428,979		FNMA	3.500	03/01/48	8,912
3,022,845		FNMA	4.000	03/01/48	3,290
10,854,431		FNMA	4.500	03/01/48	11,994
27,598,254		FNMA	3.500	04/01/48	29,175
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,402,806		FNMA	4.000%	04/01/48	$3,619
1,667,668		FNMA	4.500	05/01/48	1,845
2,197,350		FNMA	4.500	05/01/48	2,428
4,247,996		FNMA	5.000	08/01/48	4,722
1,765,283		FNMA	3.000	11/01/48	1,843
614,260		FNMA	3.000	08/01/49	655
6,903,396		FNMA	3.000	01/25/50	7,277
16,932,694		FNMA	3.000	07/01/50	18,045
72,350,000	h	FNMA	3.000	07/25/50	75,415
87,500,000	h	FNMA	2.000	08/25/50	88,177
7,107,816		FNMA	2.000	08/25/50	840
150,550,000	h	FNMA	2.500	08/25/50	155,419
36,400,000	h	FNMA	2.000	09/25/50	37,552
17,625,281		FNMA	2.500	11/25/50	2,511
5,054,997		FNMA	3.000	02/25/51	755
22,870,000	h	FNMA	2.000	07/25/51	23,092
71,625,000	h	FNMA	2.500	07/25/51	74,082
39,850,000	h	FNMA	3.000	08/25/51	41,512
3,153,759		Government National Mortgage Association (GNMA)	2.580	08/15/25	3,247
9,193,084		GNMA	2.690	06/15/33	9,458
7,562,192		GNMA	3.700	10/15/33	8,133
81,945		GNMA	5.000	04/15/38	93
155,042		GNMA	6.500	11/20/38	186
21,532		GNMA	4.500	02/20/39	25
7,508,105		GNMA	3.700	08/15/40	8,034
29,179		GNMA	4.500	08/20/41	33
67,994		GNMA	4.500	09/20/41	76
19,073		GNMA	4.500	01/20/44	22
12,799		GNMA	4.500	02/20/44	15
40,596		GNMA	4.500	05/20/44	47
128,917		GNMA	4.500	05/20/44	142
247,831		GNMA	4.500	08/20/44	278
169,790		GNMA	4.500	09/20/44	194
99,939		GNMA	4.500	10/20/44	111
51,311		GNMA	4.500	11/20/44	55
142,327		GNMA	4.500	12/20/44	161
12,012,941		GNMA	2.750	01/15/45	12,910
154,354		GNMA	4.500	02/20/45	170
325,871		GNMA	4.500	08/20/45	374
268,345		GNMA	4.500	08/20/45	308
197,590		GNMA	4.500	12/20/45	224
2,483,295		GNMA	4.000	06/20/46	302
7,556,261		GNMA	3.500	12/20/46	8,045
5,278,970		GNMA	3.500	01/20/47	5,626
4,670,240		GNMA	3.500	01/20/49	5,091
26,000,000	h	GNMA	2.500	08/20/50	26,858
2,751,155		GNMA	3.500	10/20/50	2,964
35,010,000	h	GNMA	2.000	07/20/51	35,656
116,000,000	h	GNMA	2.500	07/20/51	120,042
26,600,000	h	GNMA	2.000	08/20/51	27,042
89,965,000	h	GNMA	3.000	08/20/51	93,832
		TOTAL MORTGAGE BACKED			1,463,488
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

MUNICIPAL BONDS - 3.3%
$4,500,000	g	Basin Electric Power Coop		6.127%	06/01/41	$6,056
1,170,000		Brunswick & Glynn County Development Authority		3.060	04/01/25	1,254
3,000,000		California Earthquake Authority		1.477	07/01/23	3,058
1,315,000	g	California Municipal Finance Authority		4.250	11/01/23	1,319
14,000,000		Chicago Housing Authority		4.361	01/01/38	16,674
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago		5.720	12/01/38	16,386
3,035,000		City & County of Honolulu HI		2.668	10/01/27	3,263
5,645,000		City & County of Honolulu HI		3.974	09/01/35	6,471
1,615,000		City & County of Honolulu HI		4.004	09/01/36	1,849
7,085,000		City & County of San Francisco CA		4.000	04/01/47	7,577
5,500,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	5,810
5,395,000		City of Chicago IL		7.750	01/01/42	6,703
1,105,000		City of Chicago IL		7.750	01/01/42	1,261
1,250,000		City of Florence SC		4.250	12/01/34	1,326
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,089
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,443
7,500,000		City of Los Angeles CA		3.880	09/01/38	8,290
1,780,000	g	City of Miami FL		4.808	01/01/39	1,968
3,665,000		City of Norfolk VA		3.050	10/01/36	4,081
4,835,000		City of Oakland CA		2.070	01/15/29	4,811
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,651
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	4,179
8,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	9,231
18,410,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.825	11/01/41	18,679
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	20,249
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,096
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,122
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.700	05/15/49	11,652
7,650,000		County of Alameda CA		3.820	08/01/38	8,439
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,536
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,942
935,000		County of Saline AR		3.550	06/01/42	961
3,500,000		District of Columbia		3.432	04/01/42	3,694
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	21,261
6,828,200		Freddie Mac Multifamily ML Certificates		1.877	07/25/37	6,883
40,657,000	†,i	Freddie Mac Multifamily ML Certificates		1.778	11/25/37	6,781
3,239,669		Freddie Mac Multifamily ML Certificates		1.896	11/25/37	3,272
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,099
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,488
22,445,000		Grant County Public Utility District No 2		2.918	01/01/40	23,178
9,255,000		Grant County Public Utility District No 2		3.210	01/01/40	9,763
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,230,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056%	07/01/39	$3,451
16,915,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	18,154
1,200,000		Guadalupe Valley Electric Coop, Inc		5.671	10/01/32	1,429
410,000		Guadalupe-Blanco River Authority Industrial Development Corp		3.287	04/15/23	425
640,000		Henry County Water Authority		3.000	01/01/43	655
850,000		Henry County Water Authority		3.200	01/01/49	875
1,000,000		Honolulu City & County Board of Water Supply		2.327	07/01/32	1,024
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,348
6,430,000		Lavaca-Navidad River Authority		4.430	08/01/35	6,783
8,655,000		Los Angeles Community College District		2.106	08/01/32	8,782
3,125,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,271
4,650,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	5,411
10,735,000		Metropolitan Transportation Authority		5.175	11/15/49	14,492
2,000,000		Michigan Finance Authority		5.000	07/01/31	2,266
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	9,096
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,741
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,710
4,065,000		New York City Housing Development Corp		3.119	08/01/38	4,159
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,647
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,323
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,383
17,500,000		New York Transportation Development Corp		5.000	01/01/26	20,731
11,245,000		Ohio State Water Development Authority		4.879	12/01/34	13,453
13,250,000	†,g,q	Oregon State Business Development Commission		6.500	04/01/31	2,849
3,470,000	†,g	Oregon State Business Development Commission		0.000	04/01/37	746
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,666
4,930,000		Papio-Missouri River Natural Resource District		2.088	12/15/24	5,127
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,598
7,250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	7,589
16,479	†,g,q	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	16
1,735,000	g	Public Finance Authority		9.000	06/01/29	1,736
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,161
36,330,000		State of California		3.750	10/01/37	39,299
11,565,000		State of California		4.600	04/01/38	13,521
10,050,000		State of California		4.988	04/01/39	10,818
5,445,000	i	State of California	LIBOR 1 M + 0.780%	0.866	04/01/47	5,451
8,000,000		State of Illinois		5.000	02/01/22	8,222
9,000,000		State of Illinois		5.520	04/01/38	10,903
4,405,000		State of Michigan		3.590	12/01/26	4,597
2,500,000		State of Ohio		5.412	09/01/28	3,182
3,370,000		State of Texas		3.726	08/01/43	3,510
3,000		State of Wisconsin		5.700	05/01/26	3
1,650,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	1,627
2,280,000		Tampa Bay Water		2.612	10/01/25	2,455
3,225,000		Tampa Bay Water		2.782	10/01/26	3,471
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000	Tampa Bay Water	2.952%	10/01/27	$3,241
1,255,000	Texas Water Development Board	4.248	10/15/35	1,375
5,880,000	Texas Water Development Board	4.340	10/15/48	6,571
4,170,000	Texas Water Development Board	4.648	04/15/50	4,529
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	6,619
3,035,000	University of California	3.809	05/15/28	3,476
11,400,000	University of California	4.009	05/15/30	13,426
1,000,000	University of Cincinnati	3.250	06/01/29	1,073
1,560,000	University of Cincinnati	3.650	06/01/34	1,681
1,615,000	University of Cincinnati	3.700	06/01/35	1,743
18,000,000	University of New Mexico	3.532	06/20/32	19,208
500,000	Upper Allegheny Joint Sanitary Authority	3.550	09/01/39	535
1,500,000	Upper Allegheny Joint Sanitary Authority	3.800	09/01/49	1,576
5,000,000	Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,571
3,000,000	Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,335
1,000,000	Washington County Clean Water Services	5.078	10/01/24	1,143
	TOTAL MUNICIPAL BONDS			614,103

U.S. TREASURY SECURITIES - 3.6%
6,000,000	United States Treasury Bond	3.125	02/15/43	7,169
1,000,000	United States Treasury Bond	3.375	05/15/44	1,247
35,830,000	United States Treasury Bond	2.875	11/15/46	41,585
2,500,000	United States Treasury Bond	3.000	02/15/49	2,993
9,350,000	United States Treasury Note	0.125	05/31/22	9,353
4,150,000	United States Treasury Note	2.000	07/31/22	4,235
4,500,000	United States Treasury Note	1.750	09/30/22	4,591
21,821,000	United States Treasury Note	0.125	10/31/22	21,812
10,350,000	United States Treasury Note	0.125	12/31/22	10,341
19,250,000	United States Treasury Note	0.125	03/31/23	19,221
6,100,000	United States Treasury Note	0.125	04/30/23	6,089
10,000,000	United States Treasury Note	0.125	05/31/23	9,979
31,765,000	United States Treasury Note	2.875	09/30/23	33,600
6,100,000	United States Treasury Note	2.625	12/31/23	6,445
26,008,000	United States Treasury Note	0.250	06/15/24	25,849
1,525,000	United States Treasury Note	2.250	10/31/24	1,611
18,842,000	United States Treasury Note	2.500	02/28/26	20,288
106,383,000	United States Treasury Note	0.875	06/30/26	106,333
15,031,000	United States Treasury Note	0.500	10/31/27	14,451
35,275,000	United States Treasury Note	0.625	11/30/27	34,145
48,415,000	United States Treasury Note	1.250	05/31/28	48,536
72,400,000	United States Treasury Note	1.625	05/15/31	73,509
14,508,000	United States Treasury Note	1.875	02/15/41	14,202
4,700,000	United States Treasury Note	2.250	05/15/41	4,890
164,921,400	United States Treasury Note	1.875	02/15/51	157,397
4,750,000	United States Treasury Note	2.375	05/15/51	5,071
	TOTAL U.S. TREASURY SECURITIES			684,942

	TOTAL GOVERNMENT BONDS			3,687,278
	(Cost $3,575,305)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 3.5%

ASSET BACKED - 1.4%
$99,904	g	AMSR Trust		1.819%	04/17/37	$101
		Series - 2020 SFR1 (Class A)
900,000	g	AMSR Trust		3.148	01/19/39	940
		Series - 2019 SFR1 (Class C)
800,000	g	AMSR Trust		3.247	01/19/39	831
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	1.144	09/14/36	4,998
		Series - 2019 CRE3 (Class A)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.070	02/28/41	1,499
		Series - 2006 A (Class M3)
54,801	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.097	04/25/36	55
		Series - 2006 SD1 (Class M1)
4,500,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.173	10/15/35	4,537
		Series - 2020 EYP (Class C)
3,660,355	g	Capital Automotive REIT		3.660	10/15/44	3,665
		Series - 2014 1A (Class A)
3,658,545	g	Capital Automotive REIT		3.870	04/15/47	3,668
		Series - 2017 1A (Class A1)
382,557	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.172	07/25/36	373
		Series - 2006 CB6 (Class A1)
3,614,960	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	0.947	06/25/34	3,532
		Series - 2004 OPT1 (Class M1)
189,612	g	Corevest American Finance Trust		1.832	03/15/50	193
		Series - 2020 1 (Class A1)
1,451,250	g	DB Master Finance LLC		3.629	11/20/47	1,469
		Series - 2017 1A (Class A2I)
222,541	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.192	05/25/37	223
		Series - 2007 2 (Class A2C)
4,200,000	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	4,170
		Series - 2021 3CS (Class A)
3,930,335	g	HERO Funding Trust		3.840	09/21/40	4,132
		Series - 2015 1A (Class A)
1,097,450	†,g	HERO Funding Trust		3.990	09/21/40	1,140
		Series - 2014 2A (Class A)
1,977,453	g	HERO Funding Trust		3.750	09/20/41	2,071
		Series - 2016 2A (Class A)
1,875,858	g	HERO Funding Trust		4.050	09/20/41	1,978
		Series - 2016 1A (Class A)
733,718	g	HERO Funding Trust		3.080	09/20/42	759
		Series - 2016 3A (Class A1)
5,129,427	g	HERO Funding Trust		3.710	09/20/47	5,340
		Series - 2017 1A (Class A1)
5,213,564	g	HERO Funding Trust		3.190	09/20/48	5,344
		Series - 2017 3A (Class A1)
1,249,249	g	HERO Funding Trust		3.280	09/20/48	1,301
		Series - 2017 2A (Class A1)
5,690,860	g	HERO Funding Trust		4.670	09/20/48	6,160
		Series - 2018 1A (Class A2)
4,234,106	g	HERO Funding Trust		2.240	09/20/51	4,241
		Series - 2021 1A (Class A)
23,337	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	24
		Series - 2003 1 (Class M1)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$99,980	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.523%	06/17/37	$100
		Series - 2018 SFR2 (Class D)
600,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.332	01/17/38	601
		Series - 2018 SFR4 (Class B)
499,336	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.412	03/25/37	495
		Series - 2007 CH3 (Class A1B)
5,547,620	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.252	06/25/37	5,468
		Series - 2007 CH5 (Class A1)
4,402,547	g	Loanpal Solar Loan Ltd		2.290	01/20/48	4,465
		Series - 2021 1GS (Class A)
7,183,016	g	Loanpal Solar Loan Ltd		2.220	03/20/48	7,240
		Series - 2021 2GS (Class A)
2,500,000	g	Mosaic Solar Loan Trust		0.000	04/20/46	2,125
		Series - 2020 1A (Class R)
2,059,565	g	Mosaic Solar Loan Trust		2.100	04/20/46	2,098
		Series - 2020 1A (Class A)
2,850,291	g	Mosaic Solar Loan Trust		3.100	04/20/46	2,984
		Series - 2020 1A (Class B)
3,237,811	g	Mosaic Solar Loan Trust		2.050	12/20/46	3,238
		Series - 2021 1A (Class B)
4,533,691	g	Mosaic Solar Loans LLC		3.820	06/22/43	4,813
		Series - 2017 2A (Class A)
4,625,000	g	Mosaic Solar Loans LLC		1.640	04/22/47	4,597
		Series - 2021 2A (Class A)
528,033	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	528
		Series - 2005 KS8 (Class M4)
3,031,703	g	Renew		3.670	09/20/52	3,186
		Series - 2017 1A (Class A)
6,509,808	g	Renew		3.950	09/20/53	6,917
		Series - 2018 1 (Class A)
5,517,536	g	Renew		2.060	11/20/56	5,519
		Series - 2021 1 (Class A)
4,000,000		SCE Recovery Funding LLC		0.861	11/15/31	3,907
3,819,720	g	SolarCity LMC		4.590	04/20/44	3,823
		Series - 2014 1 (Class A)
20,786,170	g	SolarCity LMC		4.020	07/20/44	21,246
		Series - 2014 2 (Class A)
2,602,312	g	SolarCity LMC		4.800	09/20/48	2,665
		Series - 2016 A (Class A)
12,746	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	0.992	09/25/34	12
		Series - 2004 8 (Class M1)
57,852	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.092	09/25/34	58
		Series - 2004 8 (Class A9)
1,560,442	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.592	04/25/35	1,568
		Series - 2005 7XS (Class 2A1A)
2,831,378	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,157
		Series - 2018 1 (Class A)
9,364,595	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	9,968
		Series - 2019 2 (Class A)
11,430,077	g	TES LLC		4.330	10/20/47	12,133
		Series - 2017 1A (Class A)
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,500,000	g	TES LLC		7.740%	10/20/47	$2,468
		Series - 2017 1A (Class B)
6,930,236	g	TES LLC		4.120	02/20/48	7,144
		Series - 2017 2A (Class A)
8,818	g	Tesla Auto Lease Trust		3.710	08/20/21	9
		Series - 2018 B (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,212
		Series - 2019 A (Class A4)
5,400,000	g	Tesla Auto Lease Trust		0.560	03/20/25	5,411
		Series - 2021 A (Class A3)
6,650,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,663
		Series - 2021 A (Class A4)
6,250,000	g	Tesla Auto Lease Trust		1.180	03/20/25	6,255
		Series - 2021 A (Class C)
9,500,000		Toyota Auto Receivables Owner Trust		0.260	11/17/25	9,479
		Series - 2021 B (Class A3)
9,900,000		Toyota Auto Receivables Owner Trust		0.530	10/15/26	9,849
		Series - 2021 B (Class A4)
1,000,000	g	Tricon American Homes Trust		4.011	09/17/34	1,008
		Series - 2017 SFR1 (Class E)
1,087,810	g	Tricon American Homes Trust		2.928	01/17/36	1,112
		Series - 2017 SFR2 (Class A)
200,000	g	Tricon American Homes Trust		3.275	01/17/36	204
		Series - 2017 SFR2 (Class B)
475,000	g	Tricon American Homes Trust		2.049	07/17/38	480
		Series - 2020 SFR1 (Class B)
14,245,344	g	Vivint Colar Financing V LLC		4.730	04/30/48	15,475
		Series - 2018 1A (Class A)
5,120,450	g	Vivint Solar Financing VII LLC		2.210	07/31/51	5,153
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				250,577

OTHER MORTGAGE BACKED - 2.1%
239,280	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	242
		Series - 2014 3 (Class A13)
149,968	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	152
		Series - 2015 6 (Class A9)
4,075,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.323	04/15/34	4,076
		Series - 2021 ACEN (Class C)
195,115	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.842	06/25/34	200
		Series - 2004 8CB (Class M1)
5,000,000	g	BANK		2.500	10/17/52	4,544
		Series - 2019 BN21 (Class D)
6,500,000	i	BANK		3.517	10/17/52	6,766
		Series - 2019 BN21 (Class C)
8,000,000	i	BANK		3.577	11/15/62	8,510
		Series - 2019 BN22 (Class C)
4,940,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	4,335
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,755
		Series - 2015 MSQ (Class A)
3,600,000	g	BBCMS Trust		3.894	09/15/32	3,678
		Series - 2015 MSQ (Class B)
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,000,000	g,i	BBCMS Trust		3.811%	02/15/53	$3,171
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	1,091
		Series - 2019 B12 (Class AS)
8,870,000	g,i	Benchmark Mortgage Trust		4.029	03/15/62	9,532
		Series - 2019 B10 (Class 3CCA)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,132
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.288	04/10/48	2,139
		Series - 2015 GC29 (Class C)
4,000,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	4,368
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	3,322
		Series - 2019 GC41 (Class AS)
291,434	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.842	01/25/36	291
		Series - 2006 WFH1 (Class M4)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	3,102
		Series - 2016 CLNE (Class A)
3,740,000	g,i	COMM Mortgage Trust		3.527	10/10/29	3,885
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	3,106
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust		4.353	08/10/30	5,423
		Series - 2013 300P (Class A1)
3,500,000	g,i	COMM Mortgage Trust		4.244	03/10/48	3,543
		Series - 2015 CR22 (Class D)
1,000,000	i	COMM Mortgage Trust		4.433	05/10/48	1,011
		Series - 2015 CR23 (Class D)
1,100,000	i	COMM Mortgage Trust		4.433	05/10/48	1,182
		Series - 2015 CR23 (Class C)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,298
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	1,084
		Series - 2019 GC44 (Class AM)
1,824,423	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.692	05/25/24	1,835
		Series - 2014 C02 (Class 1M2)
4,845,820	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.092	07/25/24	4,882
		Series - 2014 C03 (Class 1M2)
273,858	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.642	04/25/28	290
		Series - 2015 C04 (Class 2M2)
1,121,937	i	Connecticut Avenue Securities	LIBOR 1 M + 6.950%	7.042	08/25/28	1,189
		Series - 2016 C01 (Class 2M2)
359,863	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.092	09/25/28	380
		Series - 2016 C02 (Class 1M2)
1,777,465	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	5.992	10/25/28	1,878
		Series - 2016 C03 (Class 2M2)
3,224,809	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.342	01/25/29	3,366
		Series - 2016 C04 (Class 1M2)
1,207,059	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.342	04/25/29	1,255
		Series - 2016 C06 (Class 1M2)
537,691	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.292	01/25/30	539
		Series - 2017 C05 (Class 1M2A)
410,227	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.292	01/25/30	417
		Series - 2017 C05 (Class 1M2)
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,613	i	Connecticut Avenue Securities	LIBOR 1 M + 2.250%	2.342%	07/25/30	$2
		Series - 2018 C01 (Class 1M2)
324,030	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.292	08/25/30	328
		Series - 2018 C02 (Class 2M2)
554,518	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.942	10/25/30	553
		Series - 2018 C03 (Class 1EA2)
159,276	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.642	12/25/30	162
		Series - 2018 C04 (Class 2M2)
15,000,000	g	CPT Mortgage Trust		2.865	11/13/39	15,978
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	1,982
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	5,346
		Series - 2017 CALI (Class B)
582,795	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 1.150%	1.242	05/25/36	584
		Series - 2006 CF2 (Class M3)
2,146,986	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	2,202
		Series - 2018 J1 (Class A11)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,908
		Series - 2017 C8 (Class 85BA)
6,100,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,033
		Series - 2017 C8 (Class 85BB)
2,000,000	g,i	CSMC Series		3.388	10/25/59	2,044
		Series - 2019 NQM1 (Class M1)
3,076,683	g,i	CSMC Trust		3.500	02/25/48	3,150
		Series - 2018 J1 (Class A2)
102,725,000	g,i	DOLP Trust		0.665	05/10/41	5,100
		Series - 2021 NYC (Class X)
545,689	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.827	12/25/35	544
		Series - 2005 2 (Class M2)
999,846	g,i	FirstKey Mortgage Trust		3.500	11/25/44	1,019
		Series - 2014 1 (Class A8)
552,844	g,i	Flagstar Mortgage Trust		4.106	10/25/47	561
		Series - 2017 2 (Class B3)
202,383	g,i	Flagstar Mortgage Trust		4.000	09/25/48	204
		Series - 2018 5 (Class A11)
1,641,189	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,651
		Series - 2021 2 (Class A4)
4,985,000	g,i	Flagstar Mortgage Trust		2.500	06/01/51	5,019
		Series - 2021 4 (Class A21)
10,260,000		Freddie Mac Multiclass Certificates Series		1.878	01/25/31	10,586
		Series - 2021 P009 (Class A2)
4,909,209		Freddie Mac Multifamily Structured Pass Through Certificates		1.555	01/25/36	4,755
		Series - 2020 Q014 (Class A1)
10,165,877	†,i	Freddie Mac Multifamily Structured Pass Through Certificates		2.802	10/25/55	2,142
		Series - 2020 Q014 (Class X)
6,145,000		Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	6,330
		Series - 2020 M061 (Class A)
1,520,000	g,i	Freddie Mac STACR REMIC Trust		2.067	12/25/33	1,524
		Series - 2021 HQA2 (Class M2)
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$862,106	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.727%	02/25/48	$862
		Series - 2018 SPI1 (Class M2)
952,919	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.815	05/25/48	953
		Series - 2018 SPI2 (Class M2)
65,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		4.018	11/25/50	68
		Series - 2020 HQA5 (Class B1)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.170	10/15/31	2,001
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	3,193
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.930	11/10/49	831
		Series - 2016 GS4 (Class C)
1,117,750	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,131
		Series - 2020 PJ2 (Class A4)
2,900,000	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	2,919
		Series - 2021 PJ5 (Class A4)
9,140,000	g,i	GS MortSecurities Trust		2.500	11/25/51	9,220
		Series - 2021 PJ6 (Class A4)
943,764	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.713	08/19/45	945
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,378
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,290
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,265
		Series - 2016 10HY (Class C)
7,000,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	7,620
		Series - 2019 30HY (Class A)
1,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	1,020
		Series - 2019 55HY (Class D)
7,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	6,956
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,395
		Series - 2019 55HY (Class F)
203,792	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.752	03/25/35	208
		Series - 2004 11 (Class 2A1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,903
		Series - 2013 C10 (Class AS)
1,427,353	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.116	12/25/44	1,456
		Series - 2015 1 (Class B1)
165,441	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	168
		Series - 2015 3 (Class A19)
727,970	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	736
		Series - 2015 6 (Class A13)
403,733	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	410
		Series - 2016 1 (Class A13)
4,751	g,i	JP Morgan Mortgage Trust		3.498	01/25/47	5
		Series - 2017 1 (Class A3)
118,345	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	118
		Series - 2017 2 (Class A5)
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$406,888	g,i	JP Morgan Mortgage Trust		3.500%	05/25/47	$414
		Series - 2017 2 (Class A13)
257,751	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	261
		Series - 2018 3 (Class A13)
173,681	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	178
		Series - 2018 4 (Class A13)
891,052	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	917
		Series - 2018 5 (Class A13)
744,595	g,i	JP Morgan Mortgage Trust		3.090	10/26/48	776
		Series - 2017 5 (Class A2)
322,864	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	326
		Series - 2018 8 (Class A13)
571,756	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	580
		Series - 2018 9 (Class A13)
632,507	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	641
		Series - 2019 1 (Class A15)
97,489	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	99
		Series - 2019 1 (Class A3)
139,277	g,i	JP Morgan Mortgage Trust		4.725	09/25/49	148
		Series - 2019 3 (Class B1)
1,379,158	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.042	10/25/49	1,388
		Series - 2019 INV1 (Class A11)
1,636,819	g,i	JP Morgan Mortgage Trust		3.883	06/25/50	1,711
		Series - 2020 1 (Class B2)
5,305,180	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	5,378
		Series - 2021 6 (Class A15)
2,688,632	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	2,710
		Series - 2021 7 (Class A15)
3,430,000	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	3,460
		Series - 2021 8 (Class A15)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,884
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	4,109
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	4,094
		Series - 2017 330M (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	3,037
		Series - 2020 1MW (Class C)
423,846	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.917	08/25/34	420
		Series - 2004 HE6 (Class M1)
210,676	†,i	Morgan Stanley Capital I Trust		6.470	12/12/49	119
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	3,191
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	0.856	07/15/33	15,720
		Series - 2018 850T (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.573	07/15/36	5,748
		Series - 2019 MILE (Class A)
9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.573	07/15/36	8,910
		Series - 2019 MILE (Class E)
1,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.323	07/15/36	1,474
		Series - 2019 MILE (Class F)
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$937,625	g,i	New Residential Mortgage Loan Trust		2.797%	09/25/59	$945
		Series - 2019 NQM4 (Class A3)
470,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	474
		Series - 2019 NQM4 (Class M1)
93,727	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.572	02/25/36	94
		Series - 2005 3 (Class A1)
590,506	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.742	06/25/57	591
		Series - 2018 1 (Class A2)
119,000	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.842	07/25/58	119
		Series - 2018 EXP2 (Class 2A1A)
1,781,868	g,i	Oceanview Mortgage Trust		2.500	05/25/51	1,796
		Series - 2021 1 (Class A19)
11,800,000	g	One Bryant Park Trust		2.516	09/15/54	12,218
		Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	3,980
		Series - 2017 1MKT (Class A)
715,273	g,i	Sequoia Mortgage Trust		3.500	05/25/45	729
		Series - 2015 2 (Class A1)
327,890	g,i	Sequoia Mortgage Trust		3.500	06/25/46	335
		Series - 2016 1 (Class A19)
73,319	g,i	Sequoia Mortgage Trust		3.500	11/25/46	73
		Series - 2016 3 (Class A10)
815,341	g,i	Sequoia Mortgage Trust		3.500	04/25/47	828
		Series - 2017 3 (Class A19)
704,277	g,i	Sequoia Mortgage Trust		3.767	09/25/47	727
		Series - 2017 6 (Class B1)
196,844	g,i	Sequoia Mortgage Trust		3.500	02/25/48	200
		Series - 2018 2 (Class A19)
246,055	g,i	Sequoia Mortgage Trust		3.500	02/25/48	251
		Series - 2018 2 (Class A1)
46,292	g,i	Sequoia Mortgage Trust		4.000	09/25/48	47
		Series - 2018 7 (Class A19)
11,610	g,i	Sequoia Mortgage Trust		4.000	11/25/48	12
		Series - 2018 8 (Class A19)
789,490	g,i	Sequoia Mortgage Trust		4.000	06/25/49	803
		Series - 2019 2 (Class A1)
186,817	g,i	Sequoia Mortgage Trust		4.000	06/25/49	190
		Series - 2019 2 (Class A19)
605,411	g,i	Sequoia Mortgage Trust		3.500	11/25/49	612
		Series - 2019 4 (Class A1)
720,532	g,i	Sequoia Mortgage Trust		3.500	12/25/49	732
		Series - 2019 5 (Class A1)
402,651	g,i	Sequoia Mortgage Trust		3.500	12/25/49	408
		Series - 2019 5 (Class A19)
1,954,849	g,i	Sequoia Mortgage Trust		3.500	03/25/50	2,001
		Series - 2020 2 (Class A1)
1,555,223	g,i	Sequoia Mortgage Trust		3.000	04/25/50	1,588
		Series - 2020 3 (Class A19)
2,892,068	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,911
		Series - 2021 4 (Class A19)
40,038	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	40
		Series - 2016 1 (Class 1A10)
706,090	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	717
		Series - 2017 2 (Class A1)
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$14,390,000	g	SLG Office Trust		2.585%	07/15/41	$14,989
		Series - 2021 OVA (Class A)
180,024	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	1.442	03/25/29	180
		Series - 2016 HQA3 (Class M2)
402,516	i	STACR	LIBOR 1 M + 1.200%	1.292	10/25/29	403
		Series - 2017 DNA2 (Class M1)
1,284	i	STACR	LIBOR 1 M + 1.800%	1.892	07/25/30	1
		Series - 2018 DNA1 (Class M2)
2,257,720	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	2,290
		Series - 2018 HQA1 (Class M2)
85,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.268	08/25/33	86
		Series - 2021 HQA1 (Class M2)
5,050,000	g,i	STACR		2.118	10/25/33	5,158
		Series - 2021 DNA3 (Class M2)
302,241	g,i	STACR		4.036	09/25/47	302
		Series - 2017 SPI1 (Class M2)
1,600,000	g,i	Verus Securitization Trust		3.139	07/25/59	1,619
		Series - 2019 3 (Class M1)
982,000	g,i	Verus Securitization Trust		3.207	11/25/59	1,001
		Series - 2019 4 (Class M1)
1,095,854	g	Verus Securitization Trust		1.733	05/25/65	1,097
		Series - 2020 5 (Class A3)
1,030,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,060
		Series - 2012 LC5 (Class AS)
258,629	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	260
		Series - 2019 2 (Class A17)
293,035	g,i	WinWater Mortgage Loan Trust		3.851	06/20/44	296
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED				398,583

		TOTAL STRUCTURED ASSETS				649,160
		(Cost $635,381)

		TOTAL BONDS				7,479,799
		(Cost $7,252,797)

SHARES		COMPANY

COMMON STOCKS - 58.4%

AUTOMOBILES & COMPONENTS - 1.3%
211,252	*	American Axle & Manufacturing Holdings, Inc				2,186
120,528	*	Aptiv plc				18,963
141,556		Bayerische Motoren Werke AG.				15,007
57,533		Bayerische Motoren Werke AG. (Preference)				5,176
14,525		BorgWarner, Inc				705
218,082		Denso Corp				14,871
148,529		Magna International, Inc				13,752
56,903		Michelin (C.G.D.E.) (Class B)				9,081
31,000		Stanley Electric Co Ltd				896
185,936	*	Tesla, Inc				126,381
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

466,100	*	Toyota Motor Corp	$40,744
118,593		Valeo S.A.	3,577
		TOTAL AUTOMOBILES & COMPONENTS	251,339

BANKS - 3.0%
2,364		Ameris Bancorp	120
33,649		Associated Banc-Corp	689
932,424		Australia & New Zealand Banking Group Ltd	19,682
2,703,267		Banco Bilbao Vizcaya Argentaria S.A.	16,768
1,168,381	*	Bank Hapoalim Ltd	9,381
206,061		Bank of Montreal	21,121
355,924		Bank of Nova Scotia	23,148
53,164		Bank OZK	2,241
2,405		Banner Corp	130
53,890		Berkshire Hills Bancorp, Inc	1,477
337,994		BNP Paribas S.A.	21,212
3,377,000		BOC Hong Kong Holdings Ltd	11,446
8,511		Brookline Bancorp, Inc	127
10,169		Bryn Mawr Bank Corp	429
2,629		Cadence BanCorp	55
2,629,194	e	CaixaBank S.A.	8,095
6,038		Camden National Corp	288
79,444	e	Canadian Imperial Bank of Commerce	9,044
530,089		Citigroup, Inc	37,504
501,988		Citizens Financial Group, Inc	23,026
2,120		Columbia Banking System, Inc	82
115,630		Comerica, Inc	8,249
747		Commerce Bancshares, Inc	56
434,454		Commonwealth Bank of Australia	32,533
889		Community Trust Bancorp, Inc	36
3,881		Cullen/Frost Bankers, Inc	435
49,821	*	Customers Bancorp, Inc	1,943
747,493		DBS Group Holdings Ltd	16,630
84,052		Erste Bank der Oesterreichischen Sparkassen AG.	3,090
14,372		Federal Agricultural Mortgage Corp (FAMC)	1,421
7,030		First Busey Corp	173
48,628		First Republic Bank	9,102
1,019		Glacier Bancorp, Inc	56
58,849		Great Western Bancorp, Inc	1,930
1,984		Hancock Whitney Corp	88
605,500		Hang Seng Bank Ltd	12,078
10,817		Heartland Financial USA, Inc	508
4,964		Heritage Financial Corp	124
22,048		HomeStreet, Inc	898
316,333		Huntington Bancshares, Inc	4,514
6,256,081		Intesa Sanpaolo S.p.A.	17,306
122,862		KBC Groep NV	9,381
108,670		Kearny Financial Corp	1,299
239,283		Keycorp	4,941
26,805		Live Oak Bancshares, Inc	1,582
291,686		MGIC Investment Corp	3,967
17,431	*	Mr Cooper Group, Inc	576
30,139		National Bank Holdings Corp	1,137
938		NBT Bancorp, Inc	34
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

499,713		New York Community Bancorp, Inc	$5,507
9,051		Old National Bancorp	159
179,441		People’s United Financial, Inc	3,076
58,594		Pinnacle Financial Partners, Inc	5,173
265,151		PNC Financial Services Group, Inc	50,580
728,768		Regions Financial Corp	14,707
2,027,100		Resona Holdings, Inc	7,816
1,034,874		Skandinaviska Enskilda Banken AB (Class A)	13,377
438,071		Societe Generale	12,959
1,806,784		Standard Chartered plc	11,531
13,659		Stock Yards Bancorp, Inc	695
301,200		Sumitomo Mitsui Trust Holdings, Inc	9,608
20,902	*	SVB Financial Group	11,631
906,846		Svenska Handelsbanken AB	10,236
2,226	*	Texas Capital Bancshares, Inc	141
6,965		TFS Financial Corp	141
20,196	*	The Bancorp, Inc	465
4,787		Trico Bancshares	204
33,943	*	Tristate Capital Holdings, Inc	692
559,172		Truist Financial Corp	31,034
1,700		Trustmark Corp	52
2,050		Umpqua Holdings Corp	38
12,481		Univest Financial Corp	329
3,957		Webster Financial Corp	211
25,913		WesBanco, Inc	923
2,021		Westamerica Bancorporation	117
1,123,079		Westpac Banking Corp	21,734
1,110		Wintrust Financial Corp	84
1,706		WSFS Financial Corp	80
60,373		Zions Bancorporation	3,191
		TOTAL BANKS	556,643

CAPITAL GOODS - 4.0%
231,994		3M Co	46,081
790		Acuity Brands, Inc	148
175,437		Ashtead Group plc	13,040
142,033		Assa Abloy AB	4,282
212,409		Atlas Copco AB (A Shares)	13,044
202,746		Atlas Copco AB (B Shares)	10,678
91,218	*	Axon Enterprise, Inc	16,127
58,746	*,e	Ballard Power Systems, Inc	1,065
49,759		Barnes Group, Inc	2,550
688	*	Beacon Roofing Supply, Inc	37
171,303	*,e	Bloom Energy Corp	4,603
46,560		Bouygues S.A.	1,725
38,706		Brenntag AG.	3,603
294,417	*	CAE, Inc	9,068
19,216		Carlisle Cos, Inc	3,678
265,075		Carrier Global Corp	12,883
237,630		Caterpillar, Inc	51,715
731,123		CNH Industrial NV	12,128
38,859		Cummins, Inc	9,474
79,376		Curtiss-Wright Corp	9,427
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

39,500		Daifuku Co Ltd	$3,584
84,700		Daikin Industries Ltd	15,784
92,545		DCC plc	7,581
147,952		Deere & Co	52,184
194,678		Eaton Corp	28,847
1,733		EMCOR Group, Inc	214
50,366		Emerson Electric Co	4,847
128,661		Fastenal Co	6,690
109,005		Ferguson plc	15,166
108,601		Fortive Corp	7,574
1,653		Fortune Brands Home & Security, Inc	165
13,357	*	Herc Holdings, Inc	1,497
153,697	*	Hexcel Corp	9,591
58,000	*	Hitachi Construction Machinery Co Ltd	1,776
1,811		IDEX Corp	399
175,703		Illinois Tool Works, Inc	39,280
346,284		Johnson Controls International plc	23,766
303,500		Kajima Corp	3,851
1,335,270		Keppel Corp Ltd	5,445
417,800		Komatsu Ltd	10,350
573,800	e	Kubota Corp	11,608
14,151		Legrand S.A.	1,500
86		Lennox International, Inc	30
185,557		Masco Corp	10,931
105,483	*	Mercury Systems, Inc	6,991
568,300		Mitsubishi Corp	15,524
26,435		Moog, Inc (Class A)	2,222
48,083		MTU Aero Engines Holding AG.	11,922
4,501	*	MYR Group, Inc	409
333,800		Obayashi Corp	2,661
5,749		Owens Corning, Inc	563
68,945		PACCAR, Inc	6,153
43,564	*	PAE, Inc	388
52,051		Parker-Hannifin Corp	15,985
42,489		Rockwell Automation, Inc	12,153
40,624		Roper Technologies Inc	19,101
4,744		Rush Enterprises, Inc (Class A)	205
256,074		Sandvik AB	6,548
156,137		Schneider Electric S.A.	24,614
355,600		Shimizu Corp	2,733
190,794		Siemens AG.	30,294
825,000		Singapore Technologies Engineering Ltd	2,381
10,254		Snap-On, Inc	2,291
24,665		Stanley Black & Decker, Inc	5,056
44,670	*	Teledyne Technologies, Inc	18,709
75,607		Trane Technologies plc	13,922
20,355	*	Trimas Corp	617
33,260	*	United Rentals, Inc	10,610
20,908	*	Vectrus, Inc	995
232,500		Vestas Wind Systems A.S.	9,084
605,919	e	Volvo AB (B Shares)	14,602
14,357		W.W. Grainger, Inc	6,288
1,964		Wabash National Corp	31
350,496		Wartsila Oyj (B Shares)	5,207
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,684	*	WESCO International, Inc	$379
39,966		Woodward Inc	4,911
12,800		WSP Global, Inc	1,494
40,934		Xylem, Inc	4,910
		TOTAL CAPITAL GOODS	747,969

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
834		ABM Industries, Inc	37
11,940		ACCO Brands Corp	103
25,543		Adecco S.A.	1,738
295,491		ADT, Inc	3,188
1,000	*	ASGN Inc	97
1,175		Brambles Ltd	10
17,307		Cintas Corp	6,611
253,613	*	Copart, Inc	33,434
12,844	*	FTI Consulting, Inc	1,755
5,059		Heidrick & Struggles International, Inc	225
9,677	*	Huron Consulting Group, Inc	476
4,826		ICF International, Inc	424
317,901		IHS Markit Ltd	35,815
125,772		Intertek Group plc	9,626
246,451	*	KAR Auction Services, Inc	4,325
45,168	*	Kelly Services, Inc (Class A)	1,083
37,666		Randstad Holdings NV	2,887
319,000		Recruit Holdings Co Ltd	15,643
712,800		RELX plc (London)	18,901
21,731		Resources Connection, Inc	312
57,768		Robert Half International, Inc	5,140
1,100		Secom Co Ltd	84
3,476		SGS S.A.	10,732
11,939		Teleperformance	4,848
129,412		TransUnion	14,211
1,668	*	TriNet Group, Inc	121
16,469		Verisk Analytics, Inc	2,877
38,441	*	Viad Corp	1,916
157,259		Waste Management, Inc	22,034
29,805		Wolters Kluwer NV	2,996
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	201,649

CONSUMER DURABLES & APPAREL - 1.3%
51,093		Adidas-Salomon AG.	19,066
540,582		Barratt Developments plc	5,205
73,428		Berkeley Group Holdings plc	4,669
92,878	*	Burberry Group plc	2,656
15,787	*	Callaway Golf Co	532
53,221		DR Horton, Inc	4,810
105,800		Essilor International S.A.	19,545
46,726		Ethan Allen Interiors, Inc	1,290
27,004		Garmin Ltd	3,906
30,027	*	GoPro, Inc	350
9,916	*	Green Brick Partners, Inc	225
804		Hasbro, Inc	76
1,076		Hermes International	1,570
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

26,388	*	iRobot Corp	$2,464
44,133		Lennar Corp (Class A)	4,385
29,856	*	Lululemon Athletica, Inc	10,897
19,033	*	Mohawk Industries, Inc	3,658
10,439		Newell Brands Inc	287
473,779		Nike, Inc (Class B)	73,194
2,287	*	NVR, Inc	11,374
990,000		Panasonic Corp	11,399
23,595		Pandora AS	3,183
21,498		Persimmon plc	881
9,035		Puma AG. Rudolf Dassler Sport	1,078
448	*	PVH Corp	48
6,371		SEB S.A.	1,152
296,900		Sekisui House Ltd	6,097
144,849	*	Sonos, Inc	5,103
317,600		Sony Corp	30,797
1,162,041		Taylor Wimpey plc	2,557
65,476		VF Corp	5,372
		TOTAL CONSUMER DURABLES & APPAREL	237,826

CONSUMER SERVICES - 1.4%
138,079	*	Accor S.A.	5,165
30,274	*	American Public Education, Inc	858
22,464	*	Booking Holdings, Inc	49,153
35,925	*	Bright Horizons Family Solutions	5,285
31,423		Carriage Services, Inc	1,162
734,339	*	Compass Group plc	15,471
47,357		Darden Restaurants, Inc	6,914
85,084	*	Dave & Buster’s Entertainment, Inc	3,454
25,947		Domino’s Pizza, Inc	12,104
40,919	*	El Pollo Loco Holdings, Inc	748
14,861	*	frontdoor, Inc	740
7,806		Graham Holdings Co	4,948
258,079	*	Hilton Worldwide Holdings, Inc	31,130
158,434	*	InterContinental Hotels Group plc	10,560
65,700		Oriental Land Co Ltd	9,360
30,085	*	Planet Fitness, Inc	2,264
231,571	*	Royal Caribbean Cruises Ltd	19,748
3,541	*	Shake Shack, Inc	379
78,908	*	Six Flags Entertainment Corp	3,415
541,471		Starbucks Corp	60,542
94,650	*	Terminix Global Holdings, Inc	4,516
20,950	*	Vail Resorts, Inc	6,631
84,369		Wendy’s	1,976
105,535	*	Whitbread plc	4,562
26,116	*	WW International Inc	944
		TOTAL CONSUMER SERVICES	262,029

DIVERSIFIED FINANCIALS - 3.7%
722,806		3i Group plc	11,730
194,868		Ally Financial, Inc	9,712
344,957		American Express Co	56,997
66,505		Ameriprise Financial, Inc	16,552
61,625	g	Amundi S.A.	5,435
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,514		Annaly Capital Management, Inc	$218
549,022		Bank of New York Mellon Corp	28,126
70,239		BlackRock, Inc	61,457
2,861	*	Brookfield Asset Management Reinsurance Partners Ltd	151
414,881		Brookfield Asset Management, Inc	21,166
672,284		Charles Schwab Corp	48,949
138,734		CME Group, Inc	29,506
47,319		Deutsche Boerse AG.	8,259
363,199		Discover Financial Services	42,963
39,964		Eurazeo	3,484
9,720		Factset Research Systems, Inc	3,262
103,844		Franklin Resources, Inc	3,322
10,629	*	Green Dot Corp	498
367,046		Hong Kong Exchanges and Clearing Ltd	21,850
431,354		Intercontinental Exchange Group, Inc	51,202
43,051		Invesco Ltd	1,151
127,590		London Stock Exchange Group plc	14,100
140,066		Macquarie Group Ltd	16,410
20,379		MarketAxess Holdings, Inc	9,448
84,808		Moody’s Corp	30,732
666,839		Morgan Stanley	61,143
25,497		Nasdaq Inc	4,482
975,060		Natixis	4,632
12,048	*,†	NewStar Financial, Inc	3
281,900	*	Nomura Holdings, Inc	1,435
128,879		Northern Trust Corp	14,901
5,978	*	PRA Group, Inc	230
2,150		PROG Holdings, Inc	104
137,131		S&P Global, Inc	56,285
126,498		Schroders plc	6,152
2,147,611		Standard Life Aberdeen plc	8,057
135,870		State Street Corp	11,179
69,730		T Rowe Price Group, Inc	13,804
14,300		Tokyo Century Corp	769
1,220,986		UBS Group AG	18,702
29,618		Voya Financial, Inc	1,822
26,666		Wendel	3,589
		TOTAL DIVERSIFIED FINANCIALS	703,969

ENERGY - 2.0%
390,880		Antero Midstream Corp	4,061
179,888		APA Corp	3,891
283,465		Baker Hughes Co	6,483
1,205,758		Cenovus Energy, Inc (Toronto)	11,536
3,725	*	ChampionX Corp	96
145,088	*	Cheniere Energy, Inc	12,585
547,935		Chevron Corp	57,391
14,792		Cimarex Energy Co	1,072
515,542		ConocoPhillips	31,396
2,773		Delek US Holdings, Inc	60
587,394		Enbridge, Inc (Toronto)	23,518
1,217,909		ENI S.p.A.	14,848
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

225,315	*	EQT Corp	$5,016
607,859		Equinor ASA	12,867
165,608	*	Frank’s International NV	502
504,797		Galp Energia SGPS S.A.	5,488
271,927	*	Helix Energy Solutions Group, Inc	1,553
105,136		Hess Corp	9,180
11,900	e	Inpex Holdings, Inc	89
5,808	e	Keyera Corp	156
1,028,014		Kinder Morgan, Inc	18,741
6,109		Koninklijke Vopak NV	278
756,127	*	Kosmos Energy Ltd	2,616
1,496,408		Marathon Oil Corp	20,381
202,173		Neste Oil Oyj	12,402
751,295	*	NOV, Inc	11,510
5,830	*	Oceaneering International, Inc	91
151,704		OMV AG.	8,657
26,109		ONEOK, Inc	1,453
1,000,603		Repsol YPF S.A.	12,570
539,426		Schlumberger Ltd	17,267
114,888	*	Select Energy Services, Inc	694
795,147	*	Southwestern Energy Co	4,508
677,763		Suncor Energy, Inc	16,233
641,830	e	Total S.A.	29,076
219,457		Valero Energy Corp	17,135
971		Woodside Petroleum Ltd	16
		TOTAL ENERGY	375,416

FOOD & STAPLES RETAILING - 0.5%
293,800		Aeon Co Ltd	7,887
232,229		Alimentation Couche Tard, Inc	8,534
205,076	*	BJ’s Wholesale Club Holdings, Inc	9,758
86,085		Carrefour S.A.	1,694
13,275		Coles Group Ltd	170
77,367		George Weston Ltd	7,374
1,559		ICA Gruppen AB	73
1,743,514		J Sainsbury plc	6,562
1,474		Jeronimo Martins SGPS S.A.	27
75,900		Kobe Bussan Co Ltd	2,391
800		Lawson, Inc	37
138,558		Loblaw Cos Ltd	8,528
51,050	*	Performance Food Group Co	2,475
40,071		Pricesmart, Inc	3,647
67,145		SpartanNash Co	1,297
214,609	*	Sprouts Farmers Market, Inc	5,333
3,730,523		Tesco plc	11,524
98,385	*	United Natural Foods, Inc	3,638
266,661	*	US Foods Holding Corp	10,229
1,600		Welcia Holdings Co Ltd	52
1,824,513		WM Morrison Supermarkets plc	6,226
		TOTAL FOOD & STAPLES RETAILING	97,456

FOOD, BEVERAGE & TOBACCO - 2.1%
364,500		Ajinomoto Co, Inc	9,470
75,853		Archer-Daniels-Midland Co	4,597
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

246,023		Associated British Foods plc	$7,552
3,168		Barry Callebaut AG.	7,363
52,307	*,e	Beyond Meat, Inc	8,238
1,758		Bunge Ltd	137
85,722		Campbell Soup Co	3,908
1,379,415		Coca-Cola Co	74,640
191,458		Coca-Cola European Partners plc (Class A)	11,357
205,751		Coca-Cola HBC AG.	7,448
245,617		Danone	17,280
14,883	*	Darling International, Inc	1,005
58,541		Fresh Del Monte Produce, Inc	1,925
397,749		General Mills, Inc	24,235
2,360	*	Hain Celestial Group, Inc	95
226,504		Hormel Foods Corp	10,816
144,356		Kellogg Co	9,286
91,432		Kerry Group plc (Class A)	12,783
136,700		Kikkoman Corp	9,015
79,123		McCormick & Co, Inc	6,988
88,600		MEIJI Holdings Co Ltd	5,309
113,527		Mowi ASA	2,890
575,939		Nestle S.A.	71,789
29,600		Nissin Food Products Co Ltd	2,131
302,914		Orkla ASA	3,087
507,771		PepsiCo, Inc	75,237
141,100	e	Suntory Beverage & Food Ltd	5,318
7,621	*	TreeHouse Foods, Inc	339
12,300		Yakult Honsha Co Ltd	697
		TOTAL FOOD, BEVERAGE & TOBACCO	394,935

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
39,790	*	Abiomed, Inc	12,419
40,357	*,e	Accelerate Diagnostics, Inc	325
46,316	*	Align Technology, Inc	28,299
274,304	*	Allscripts Healthcare Solutions, Inc	5,077
20,884		Ambu A.S.	804
67,252	*	Angiodynamics, Inc	1,825
8,730	*	AtriCure, Inc	693
1,253	*	Axonics Modulation Technologies, Inc	79
26,339		Cardinal Health, Inc	1,504
441,720	*	Centene Corp	32,215
328,759		Cerner Corp	25,696
265,873	*	Cerus Corp	1,571
203,205		Cigna Corp	48,174
6,294		Cochlear Ltd	1,187
50,637		Coloplast AS	8,314
22,324		Computer Programs & Systems, Inc	742
37,687		Cooper Cos, Inc	14,934
91,950	*	Covetrus, Inc	2,483
260,946		Danaher Corp	70,027
94	*	DaVita, Inc	11
190,995		Dentsply Sirona, Inc	12,082
52,154	*	DexCom, Inc	22,270
389,140	*	Edwards Lifesciences Corp	40,303
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

150,394	*	Envista Holdings Corp	$6,499
357,986		Fisher & Paykel Healthcare Corp	7,788
14,264	*	Glaukos Corp	1,210
13,596	*	Globus Medical, Inc	1,054
26,726		GN Store Nord	2,337
11,296	*	Guardant Health, Inc	1,403
6,003	*	Haemonetics Corp	400
115,733		HCA Healthcare, Inc	23,927
59,326	*,e	Health Catalyst, Inc	3,293
26,822	*	Henry Schein, Inc	1,990
6,148	*	Heska Corp	1,412
102,026	*	Hologic, Inc	6,807
95,743		Humana, Inc	42,387
54,260	*	IDEXX Laboratories, Inc	34,268
8,609	*	Inogen, Inc	561
527	*	Insulet Corp	145
21,056	*	Integer Holding Corp	1,984
20,890	*	Intersect ENT, Inc	357
53,186	*	Intuitive Surgical, Inc	48,912
41,892	*	Laboratory Corp of America Holdings	11,556
27,738		LeMaitre Vascular, Inc	1,693
8,932	*	LivaNova plc	751
1,600	*	Magellan Health Services, Inc	151
14,728	*	Meridian Bioscience, Inc	327
61,982	*	Merit Medical Systems, Inc	4,008
104,848	*	NextGen Healthcare, Inc	1,739
74	*	Novocure Ltd	16
38,995	*	Omnicell, Inc	5,906
57,111	*	OraSure Technologies, Inc	579
35,173	*	Orthofix Medical Inc	1,411
14,020	*	Penumbra, Inc	3,842
2,830		Premier, Inc	98
25,841		Quest Diagnostics, Inc	3,410
64,302	*	Quidel Corp	8,238
143,876		Ramsay Health Care Ltd	6,788
75,162		Resmed, Inc	18,529
282,183		Ryman Healthcare Ltd	2,590
36,894		Sonova Holdings AG	13,896
44,095	*	Staar Surgical Co	6,725
30,389		STERIS plc	6,269
79,600		Sysmex Corp	9,443
30,332	*	Tactile Systems Technology, Inc	1,577
16,289	*	Tandem Diabetes Care, Inc	1,587
93,004	*	Teladoc, Inc	15,466
16,267	*,e	Triple-S Management Corp (Class B)	362
58,639	*	Vocera Communications, Inc	2,337
40,970		West Pharmaceutical Services, Inc	14,712
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	661,774

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
32,966		Beiersdorf AG.	3,979
77,088		Clorox Co	13,869
282,046		Colgate-Palmolive Co	22,945
367,053		Essity AB	12,175
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

147,967		Estee Lauder Cos (Class A)	$47,065
100,862		Henkel KGaA	9,288
37,753		Henkel KGaA (Preference)	3,987
172,500	e	Kao Corp	10,636
60,251		Kimberly-Clark Corp	8,061
300		Kobayashi Pharmaceutical Co Ltd	26
4,400		Kose Corp	691
200		Lion Corp	4
64,977		L’Oreal S.A.	29,018
713,763		Procter & Gamble Co	96,308
189,400		Shiseido Co Ltd	13,970
234,200		Uni-Charm Corp	9,434
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	281,456

INSURANCE - 1.9%
1,841,148		Aegon NV	7,657
294,506		Aflac, Inc	15,803
108,236		Allianz AG.	27,011
104,230		Allstate Corp	13,596
9,883		Arthur J. Gallagher & Co	1,384
519,493		Assicurazioni Generali S.p.A.	10,430
2,328,019		Aviva plc	13,069
574,060		AXA S.A.	14,577
216,055		Chubb Ltd	34,340
173,885		CNP Assurances	2,964
1,814	*	eHealth, Inc	106
970,098	*	Genworth Financial, Inc (Class A)	3,783
3,436,937		Legal & General Group plc	12,262
80,489		Lincoln National Corp	5,058
192,733		Loews Corp	10,533
377,673		Manulife Financial Corp (Toronto)	7,434
256,095		Marsh & McLennan Cos, Inc	36,027
35,900		Metlife, Inc	2,149
82,300		MS&AD Insurance Group Holdings Inc	2,379
31,684		Muenchener Rueckver AG.	8,683
49,367		NN Group NV	2,332
642		Principal Financial Group	41
268,552		Progressive Corp	26,374
290,047		Prudential Financial, Inc	29,721
304,703		QBE Insurance Group Ltd	2,459
234,400		Sompo Holdings, Inc	8,682
75,475		Sun Life Financial, Inc	3,892
120,642		Swiss Re Ltd	10,897
130,200		Tokio Marine Holdings, Inc	5,997
139,068		Travelers Cos, Inc	20,820
14,487		Willis Towers Watson plc	3,332
48,991		Zurich Insurance Group AG	19,678
		TOTAL INSURANCE	363,470

MATERIALS - 2.7%
100,455		Agnico-Eagle Mines Ltd	6,075
132,474		Air Liquide	23,229
16,377		Amcor plc	188
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

411,290		Antofagasta plc	$8,179
11,973		Aptargroup, Inc	1,686
480,800		Asahi Kasei Corp	5,284
656,561		B2Gold Corp	2,754
260,459		Ball Corp	21,102
175,954		BASF SE	13,890
213,652		BlueScope Steel Ltd	3,511
279,785		Boliden AB	10,766
83,968	*	Century Aluminum Co	1,082
80		Chr Hansen Holding A/S	7
1,679		Compass Minerals International, Inc	99
322,410		CRH plc	16,305
89,942		Croda International plc	9,173
45,293		DSM NV	8,467
409,130		DuPont de Nemours, Inc	31,671
210,604		Ecolab, Inc	43,378
496,318		Evolution Mining Ltd	1,677
820,503		Fortescue Metals Group Ltd	14,333
68,702		Franco-Nevada Corp	9,970
3,439		Givaudan S.A.	16,009
102,204		HeidelbergCement AG.	8,775
204,900	*	Hitachi Metals Ltd	3,916
62,782		International Flavors & Fragrances, Inc	9,380
1,576		International Paper Co	97
11,455		Johnson Matthey plc	488
230,636		Kinnevik AB	9,236
16,716		Martin Marietta Materials, Inc	5,881
486,000		Mitsubishi Chemical Holdings Corp	4,089
70,092		Mitsui Chemicals, Inc	2,423
279,116		Mondi plc	7,349
137,716		Mosaic Co	4,394
435,438		Newcrest Mining Ltd	8,258
451,622		Newmont Goldcorp Corp	28,624
48,000		Nippon Paint Co Ltd	649
616,200		Nippon Steel Corp	10,419
89,700		Nitto Denko Corp	6,680
1,396,689		Norsk Hydro ASA	8,917
141,903		Nucor Corp	13,613
255,943		Nutrien Ltd (Toronto)	15,508
20,928		PPG Industries, Inc	3,553
2,785		Reliance Steel & Aluminum Co	420
5,386		Schnitzer Steel Industries, Inc (Class A)	264
116,800		Shin-Etsu Chemical Co Ltd	19,536
48,119		Sika AG.	15,766
152,065		Stora Enso Oyj (R Shares)	2,777
1,354,900		Sumitomo Chemical Co Ltd	7,201
233,400		Sumitomo Metal Mining Co Ltd	9,077
156,034	*	Summit Materials, Inc	5,438
368,271		Svenska Cellulosa AB (B Shares)	6,040
484,117		Teck Cominco Ltd	11,150
9,000		Toray Industries, Inc	60
24,182		Trinseo S.A.	1,447
190,257		Umicore S.A.	11,640
24,373		UPM-Kymmene Oyj	923
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

29,581	*	US Concrete, Inc	$2,183
112,930		Voestalpine AG.	4,606
120,838		Wheaton Precious Metals Corp	5,326
		TOTAL MATERIALS	504,938

MEDIA & ENTERTAINMENT - 3.0%
485,973		Activision Blizzard, Inc	46,381
3,149		Cable One, Inc	6,023
109,600		Capcom Co Ltd	3,203
23,422	*	Cardlytics, Inc	2,973
195,835	*	Cinemark Holdings, Inc	4,299
799,946		Comcast Corp (Class A)	45,613
5,008	*,e	Discovery, Inc (Class A)	154
312,671	*	Discovery, Inc (Class C)	9,061
170,960		Electronic Arts, Inc	24,589
167,467		Gray Television, Inc	3,919
115,001	*	iHeartMedia, Inc	3,097
94,351	*	Imax Corp	2,028
852,332	*	Informa plc	5,923
114,054		Interpublic Group of Cos, Inc	3,706
52,093		John Wiley & Sons, Inc (Class A)	3,135
20,610	*	Liberty Broadband Corp (Class A)	3,466
185,413	*	Liberty Broadband Corp (Class C)	32,199
244,345	*	Live Nation, Inc	21,402
87,744	*	Netflix, Inc	46,347
62,705		New York Times Co (Class A)	2,731
35,500		Nintendo Co Ltd	20,543
318,801		Omnicom Group, Inc	25,501
476,383	*	Pinterest, Inc	37,610
5,210	*	Roku, Inc	2,393
44,164		Scholastic Corp	1,673
10,426		Seek Ltd	259
84,576		Sinclair Broadcast Group, Inc (Class A)	2,810
2,237,722	e	Sirius XM Holdings, Inc	14,635
9,599	*	Snap, Inc	654
85,148	*	Take-Two Interactive Software, Inc	15,073
9,574		TEGNA, Inc	180
191,981	*	TripAdvisor, Inc	7,737
513,465	*	Twitter, Inc	35,331
157,334	e	Vivendi Universal S.A.	5,286
464,929	*	Walt Disney Co	81,721
43,536		World Wrestling Entertainment, Inc (Class A)	2,520
766,310		WPP plc	10,359
886,800		Z Holdings Corp	4,438
1,644,377	*	Zynga, Inc	17,480
		TOTAL MEDIA & ENTERTAINMENT	556,452

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
60,235	*	Acadia Pharmaceuticals, Inc	1,469
81,136	*	Aerie Pharmaceuticals, Inc	1,299
245,220		Agilent Technologies, Inc	36,246
49,927	*	Agios Pharmaceuticals, Inc	2,752
4,936	*	Alexion Pharmaceuticals, Inc	907
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

197,204		Amgen, Inc	$48,069
22,172	*	AnaptysBio, Inc	575
224,873	*	Antares Pharma, Inc	980
789,014		Astellas Pharma, Inc	13,750
305,855		AstraZeneca plc	36,747
12,200	e	AstraZeneca plc (ADR)	731
77,855	*	Atara Biotherapeutics, Inc	1,211
7,622	*	Avrobio, Inc	68
2,859	*	Axsome Therapeutics, Inc	193
68,661	*	Bausch Health Cos, Inc	2,015
270,463	*,e	BioCryst Pharmaceuticals, Inc	4,276
64,167	*	Biogen, Inc	22,219
51,762	*	BioMarin Pharmaceutical, Inc	4,319
59,106	*	Bluebird Bio, Inc	1,890
791,094		Bristol-Myers Squibb Co	52,861
233,464	*,e	Canopy Growth Corp (Toronto)	5,646
294,191		Chugai Pharmaceutical Co Ltd	11,661
61,644	*	Collegium Pharmaceutical, Inc	1,457
121,183		CSL Ltd	25,917
76,600		Daiichi Sankyo Co Ltd	1,653
93,300		Eisai Co Ltd	9,169
304,328		Eli Lilly & Co	69,849
5,911	*,e	Esperion Thereapeutics, Inc	125
39,409	*	Flexion Therapeutics, Inc	324
4,538	*	Genmab AS	1,859
403,130		Gilead Sciences, Inc	27,760
1,376,993		GlaxoSmithKline plc	27,070
37,085	*	Halozyme Therapeutics, Inc	1,684
750	*	Horizon Therapeutics Plc	70
17,608	*	Illumina, Inc	8,332
37,142	*	Insmed, Inc	1,057
97,521	*	Intra-Cellular Therapies, Inc	3,981
71,381	*	IQVIA Holdings, Inc	17,297
30,770	*	Jazz Pharmaceuticals plc	5,466
76,245	*,e	Karyopharm Therapeutics, Inc	787
27,166		Lonza Group AG.	19,260
37,332	*	MacroGenics, Inc	1,003
77,306		Merck KGaA	14,833
6,418	*	Mettler-Toledo International, Inc	8,891
3,119	*	Mirati Therapeutics, Inc	504
5,985	*	Novavax, Inc	1,271
420,499		Novo Nordisk AS	35,199
341,800		Ono Pharmaceutical Co Ltd	7,622
404,765	*,e	Opko Health, Inc	1,639
96,567		Orion Oyj (Class B)	4,152
47,491		Perrigo Co plc	2,177
73,470	*	Prothena Corp plc	3,777
11,292	*	Regeneron Pharmaceuticals, Inc	6,307
16,025	*	Repligen Corp	3,199
82,779	*	Revance Therapeutics, Inc	2,454
146,375		Roche Holding AG.	55,160
6,648	*	Sage Therapeutics, Inc	378
99,156	*	Sangamo Therapeutics Inc	1,187
18,000		Santen Pharmaceutical Co Ltd	248
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

125,300		Shionogi & Co Ltd	$6,530
181,200		Sumitomo Dainippon Pharma Co Ltd	3,801
637,766	*,e	TherapeuticsMD, Inc	759
134,865		Thermo Fisher Scientific, Inc	68,035
104,008		UCB S.A.	10,893
30,351	*	Ultragenyx Pharmaceutical, Inc	2,894
151,929	*	Vertex Pharmaceuticals, Inc	30,633
20,269	*	Waters Corp	7,005
235,487	*,e	ZIOPHARM Oncology, Inc	622
256,376		Zoetis, Inc	47,778
15,799	*	Zogenix, Inc	273
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	802,225

REAL ESTATE - 2.1%
53,872		Alexandria Real Estate Equities, Inc	9,801
224,579		American Tower Corp	60,668
78,483		Boston Properties, Inc	8,993
768,947		British Land Co plc	5,260
60,579		Brixmor Property Group, Inc	1,387
2,693,773		CapitaLand Ltd	7,441
32,768		CatchMark Timber Trust, Inc	383
91,833	*	CBRE Group, Inc	7,873
176,600	e	City Developments Ltd	959
9,087		Coresite Realty	1,223
26,996		Cousins Properties, Inc	993
50,020		Crown Castle International Corp	9,759
34,910		CyrusOne, Inc	2,497
301,100		Daiwa House Industry Co Ltd	9,054
155,597		Deutsche Wohnen AG.	9,521
333,288	*	DiamondRock Hospitality Co	3,233
6,866		Douglas Emmett, Inc	231
22,810		Easterly Government Properties, Inc	481
39,489		Equinix, Inc	31,694
36,909		First Industrial Realty Trust, Inc	1,928
28,167		Fonciere Des Regions	2,411
55,983		Franklin Street Properties Corp	294
539	e	Gecina S.A.	83
710,446		Goodman Group	11,243
683,337		GPT Group	2,500
221,171		Healthpeak Properties Inc	7,363
320,581	*	Host Hotels and Resorts, Inc	5,479
34,542	*	Howard Hughes Corp	3,366
26,120		Hudson Pacific Properties	727
274,300	e	Hulic Co Ltd	3,081
945		Iron Mountain, Inc	40
30,104	e	iStar Inc	624
6,486	*	Jones Lang LaSalle, Inc	1,268
4,380		Kilroy Realty Corp	305
98,487		Kimco Realty Corp	2,053
37,913		Klepierre	977
55,191		Lend Lease Corp Ltd	474
1,375,900		Link REIT	13,312
260,049		Macerich Co	4,746
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,039,835		Mirvac Group	$2,267
567,800		Mitsubishi Estate Co Ltd	9,178
362,810		Mitsui Fudosan Co Ltd	8,389
97,100		Nomura Real Estate Holdings, Inc	2,459
441,142	*	Park Hotels & Resorts, Inc	9,092
1,743		Piedmont Office Realty Trust, Inc	32
379,339		Prologis, Inc	45,342
6,300		QTS Realty Trust, Inc	487
66,712	*	Realogy Holdings Corp	1,215
17,946		Regency Centers Corp	1,150
37,230		RLJ Lodging Trust	567
2,740		RMR Group, Inc	106
54,874		SBA Communications Corp	17,488
672,078		Segro plc	10,174
888,670		Stockland Trust Group	3,095
518,500		Swire Pacific Ltd (Class A)	3,513
1,215,800		Swire Properties Ltd	3,621
127,763	e	Unibail-Rodamco-Westfield	11,077
73,691		Ventas, Inc	4,208
179,548		Vicinity Centres	207
192,341		Welltower, Inc	15,984
258,999		Weyerhaeuser Co	8,915
66,474	*	Xenia Hotels & Resorts, Inc	1,245
		TOTAL REAL ESTATE	393,536

RETAILING - 2.4%
45,506	*	1-800-FLOWERS.COM, Inc (Class A)	1,450
17,171		Advance Auto Parts, Inc	3,523
99	*	Burlington Stores, Inc	32
3,189	*	CarMax, Inc	412
70,034	*,g	Delivery Hero AG.	9,253
116,465	*	Designer Brands, Inc	1,928
676,721		eBay, Inc	47,513
13,700		Fast Retailing Co Ltd	10,298
7,052	*	Five Below, Inc	1,363
23,876		Gap, Inc	803
27,595	*	Genesco, Inc	1,757
679		Genuine Parts Co	86
84,270	*	HelloFresh SE	8,192
54,715		Hennes & Mauritz AB (B Shares)	1,299
31,775	*	Hibbett Sports, Inc	2,848
311,980		Home Depot, Inc	99,487
266,617		Industria De Diseno Textil S.A.	9,413
185,262		JD Sports Fashion plc	2,358
23,700		Kering	20,766
579,682		Kingfisher plc	2,926
20,161	*	Lands’ End, Inc	828
86,132	*	LKQ Corp	4,239
232,252		Lowe’s Companies, Inc	45,050
453,557	*	Macy’s, Inc	8,599
38,743	*	MarineMax, Inc	1,888
370	*	MercadoLibre, Inc	576
40,457	*	Next plc	4,403
177,046	*	Ocado Ltd	4,906
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

569		Pool Corp	$261
158,227		Prosus NV	15,501
157,019	*	Quotient Technology, Inc	1,697
114,451	*	RealReal, Inc	2,262
47,915		Ross Stores, Inc	5,942
1,746	*	Sally Beauty Holdings, Inc	39
18,267		Shoe Carnival, Inc	1,308
246,468		Target Corp	59,581
504,663		TJX Companies, Inc	34,024
17,873		Tractor Supply Co	3,326
104,954	*,e	Wayfair, Inc	33,135
874		Winmark Corp	168
44,352	*,g	Zalando SE	5,364
20,869	*	Zumiez, Inc	1,022
		TOTAL RETAILING	459,826

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
438,343		Applied Materials, Inc	62,420
87,063		ASML Holding NV	60,101
24,908	*	Cirrus Logic, Inc	2,120
29,210	*	Cree, Inc	2,861
80,521	*	First Solar, Inc	7,288
1,394,054		Intel Corp	78,262
81,288		Lam Research Corp	52,894
153,806		NVIDIA Corp	123,060
682,541	*	ON Semiconductor Corp	26,128
20,096	*	Silicon Laboratories, Inc	3,080
372,911		Texas Instruments, Inc	71,711
47,600		Tokyo Electron Ltd	20,581
13,005		Universal Display Corp	2,891
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	513,397

SOFTWARE & SERVICES - 7.9%
247,285		Accenture plc	72,897
153,735	*	Adobe, Inc	90,033
110,866		Amadeus IT Holding S.A.	7,816
9,303	*	Anaplan, Inc	496
9,230	*	Ansys, Inc	3,203
23,321	*	Aspen Technology, Inc	3,208
103,229		Atos Origin S.A.	6,286
152,763	*	Autodesk, Inc	44,591
205,674		Automatic Data Processing, Inc	40,851
157,497	*	Avaya Holdings Corp	4,237
59,147	*	Benefitfocus, Inc	834
12,430	*	Bill.Com Holdings, Inc	2,277
92,636	*	Blackline, Inc	10,308
9,059	*	BM Technologies, Inc	113
146,866	*	Cadence Design Systems, Inc	20,094
81,762		Cap Gemini S.A.	15,724
36,352	*	ChannelAdvisor Corp	891
3,908		Computershare Ltd	49
29,516	*	Concentrix Corp	4,746
59,654		CSG Systems International, Inc	2,814
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

121,069		Dolby Laboratories, Inc (Class A)	$11,900
469,376	*	DXC Technology Co	18,277
41,504	*	Elastic NV	6,050
60,859	*	ExlService Holdings, Inc	6,467
114,328	*	Five9, Inc	20,967
90,100		Fujitsu Ltd	16,858
421,595		International Business Machines Corp	61,802
126,086		Intuit, Inc	61,804
245,964	*,e	Limelight Networks, Inc	775
261,676		Mastercard, Inc (Class A)	95,535
1,469,591		Microsoft Corp	398,112
197,081		NEC Corp	10,141
93,199	*	New Relic, Inc	6,241
206,400		Nomura Research Institute Ltd	6,817
132,277	*	Nutanix, Inc	5,056
114,587	*	Okta, Inc	28,037
6,151	*	OneSpan, Inc	157
1,800		Otsuka Corp	94
29,689	*	Paylocity Holding Corp	5,665
337,596	*	PayPal Holdings, Inc	98,402
59,341	*	Perficient, Inc	4,772
23,560	*	Qualys, Inc	2,372
32,039	*	Rapid7, Inc	3,032
316,631	*	salesforce.com, Inc	77,343
251,734		SAP AG.	35,358
88,118	*	ServiceNow, Inc	48,425
26,237	*	Shopify, Inc (Class A) (Toronto)	38,371
38,675	*	Smartsheet, Inc	2,797
65,370	*	SPS Commerce, Inc	6,527
900		Sumisho Computer Systems Corp	54
122,773	*	SVMK, Inc	2,587
72,200	*	Sykes Enterprises, Inc	3,877
62,799	*	Teradata Corp	3,138
32,494		TTEC Holdings, Inc	3,350
146,598	*,e	VMware, Inc (Class A)	23,451
79,078	*	WEX, Inc	15,333
149,466		Wisetech Global Ltd	3,572
79,500	*	Workday, Inc	18,980
10,526	*	Workiva, Inc	1,172
49,214	*	Xero Ltd	5,062
		TOTAL SOFTWARE & SERVICES	1,490,198

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
76,602		Avnet, Inc	3,070
4,665		Benchmark Electronics, Inc	133
140,892	*	Ciena Corp	8,015
1,479,074		Cisco Systems, Inc	78,391
209,207		Cognex Corp	17,584
39,338		CTS Corp	1,462
4,523	*	ePlus, Inc	392
53,745	*	Fabrinet	5,153
3,600		Fujifilm Holdings Corp	266
1,646,688		Hewlett Packard Enterprise Co	24,009
1,329,258		HP, Inc	40,130
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

41,421	*	Insight Enterprises, Inc	$4,142
4,037	*	Itron, Inc	404
49,374		Keyence Corp	24,866
169,043	*	Keysight Technologies, Inc	26,102
34,761	*	Kimball Electronics, Inc	756
128,945	*	Knowles Corp	2,545
16,834	*	Lumentum Holdings, Inc	1,381
8,736		Methode Electronics, Inc	430
4,828		Motorola Solutions, Inc	1,047
232,100		Murata Manufacturing Co Ltd	17,680
56,510		National Instruments Corp	2,389
3,862	*	Novanta, Inc	520
57,800		Omron Corp	4,576
732	*	OSI Systems, Inc	74
64,222	*	Ribbon Communications, Inc	489
12,298	*	Rogers Corp	2,469
5,900		Shimadzu Corp	228
32,734		Synnex Corp	3,986
50,300		TDK Corp	6,089
383,939	*	Trimble Inc	31,418
182,563	*	TTM Technologies, Inc	2,611
83,123		Vishay Intertechnology, Inc	1,874
18,093	*	Vishay Precision Group, Inc	616
295,537		Vontier Corp	9,629
321,546		Xerox Holdings Corp	7,553
62,873	*	Zebra Technologies Corp (Class A)	33,291
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	365,770

TELECOMMUNICATION SERVICES - 1.2%
4,451		AT&T, Inc	128
5,021,923	*	BT Group plc	13,496
179,410	*	Iridium Communications, Inc	7,175
562,532		KDDI Corp	17,526
75,553		Koninklijke KPN NV	236
2,960	*	Liberty Global plc (Class A)	80
7,192	*	Liberty Global plc (Class C)	195
921,525		Orange S. A.	10,517
185,118		Rogers Communications, Inc (Class B)	9,841
3,175,800	*	Singapore Telecommunications Ltd	5,418
1,192,200		Softbank Corp	15,588
2,271		Swisscom AG.	1,298
2,071	e	Tele2 AB (B Shares)	28
394,386		Telefonica Deutschland Holding AG.	1,041
230,397		Telenor ASA	3,886
217,361		TeliaSonera AB	965
14,204		TELUS Corp	319
269,774	*	T-Mobile US, Inc	39,071
1,373,953		Verizon Communications, Inc	76,983
10,024,874		Vodafone Group plc	16,802
		TOTAL TELECOMMUNICATION SERVICES	220,593
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 1.4%
115,400	*	All Nippon Airways Co Ltd	$2,712
46,909		ArcBest Corp	2,730
143,974	*	Auckland International Airport Ltd	731
28,359	*	Avis Budget Group, Inc	2,209
208,105		Canadian National Railway Co	21,957
47,700		Central Japan Railway Co	7,248
59,013		CH Robinson Worldwide, Inc	5,528
1,371,723		CSX Corp	44,005
847,639	*	Delta Air Lines, Inc	36,669
314,351		Deutsche Post AG.	21,409
134,300		East Japan Railway Co	9,577
51,566	*	Echo Global Logistics, Inc	1,585
109,148		Expeditors International of Washington, Inc	13,818
6,165		Kansas City Southern	1,747
100		Keio Corp	6
200	*	Kintetsu Corp	7
29,378		Kuehne & Nagel International AG.	10,055
459		Landstar System, Inc	73
1,600,864		MTR Corp	8,914
163,478		Nippon Yusen Kabushiki Kaisha	8,296
123,033		Norfolk Southern Corp	32,654
55,509		Old Dominion Freight Line	14,088
123,000		SG Holdings Co Ltd	3,230
672,749	*,e	Singapore Airlines Ltd	2,426
364,523	*	Sydney Airport	1,582
1,377,796		Transurban Group	14,694
200		West Japan Railway Co	11
		TOTAL TRANSPORTATION	267,961

UTILITIES - 1.5%
200,189	e	Algonquin Power & Utilities Corp	2,983
299,537		American Electric Power Co, Inc	25,338
35,578		American Water Works Co, Inc	5,484
500,415		APA Group	3,339
1,227,500		CLP Holdings Ltd	12,131
13,619		CMS Energy Corp	805
201,921		Consolidated Edison, Inc	14,482
201,918		Dominion Energy, Inc	14,855
23,033		DTE Energy Co	2,985
2,377,981		Enel S.p.A.	22,098
186,602		Energias de Portugal S.A.	989
146,281		Eversource Energy	11,738
117,320		Fortis, Inc	5,193
1,563,423		Iberdrola S.A.	19,065
503,460		Meridian Energy Ltd	1,877
164,197		National Grid plc	2,089
263,382		Naturgy Energy Group S.A.	6,778
85,587	g	Orsted AS	12,013
224,002		Public Service Enterprise Group, Inc	13,382
620,099		Scottish & Southern Energy plc	12,879
176,542		Sempra Energy	23,388
7,999	e	South Jersey Industries, Inc	207
543,904		Southern Co	32,912
20,822	*	Sunnova Energy International, Inc	784
100		Toho Gas Co Ltd	5
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)

181,100		Tokyo Gas Co Ltd			$3,416
36,029		UGI Corp			1,668
122,405		WEC Energy Group, Inc			10,888
197,779		Xcel Energy, Inc			13,030
		TOTAL UTILITIES			276,801

		TOTAL COMMON STOCKS			10,987,628
		(Cost $7,476,406)

PREFERRED STOCKS - 0.3%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp			473
740,991	*,e	Federal National Mortgage Association			1,579
490,000	e	First Republic Bank			13,098
		TOTAL BANKS			15,150

INSURANCE - 0.0%
180,000	e	Assurant, Inc			4,867
		TOTAL INSURANCE			4,867

REAL ESTATE - 0.1%
390,000	e	Brookfield Property Partners LP			10,257
695,000		Brookfield Property Partners LP			17,354
		TOTAL REAL ESTATE			27,611

UTILITIES - 0.1%
490,000	e	Brookfield Infrastructure Partners LP			12,818
308,000	e	Brookfield Renewable Partners LP			8,070
		TOTAL UTILITIES			20,888

		TOTAL PREFERRED STOCKS			68,516
		(Cost $88,178)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
38,808	†	Media General, Inc			0	^
		TOTAL MEDIA & ENTERTAINMENT			0	^

		TOTAL RIGHTS / WARRANTS			0	^
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.5%

GOVERNMENT AGENCY DEBT - 4.4%
$5,000,000		Federal Farm Credit Bank (FFCB)	0.010%	07/15/21	5,000
1,500,000		FFCB	0.005-0.110	08/17/21	1,500
2,000,000		FFCB	0.110	09/28/21	2,000
25,664,000		FFCB	0.070	12/01/21	25,659
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	FFCB	0.050%	02/15/22	$19,992
25,000,000	FFCB	0.050	02/28/22	24,990
11,550,000	Federal Home Loan Bank (FHLB)	0.015	07/01/21	11,550
21,438,000	FHLB	0.005-0.075	07/07/21	21,438
20,639,000	FHLB	0.004	07/12/21	20,639
30,000,000	FHLB	0.020	07/13/21	30,000
44,950,000	FHLB	0.005-0.020	07/14/21	44,950
51,474,000	FHLB	0.021-0.023	07/16/21	51,473
90,632,000	FHLB	0.005-0.040	07/21/21	90,631
19,459,000	FHLB	0.005-0.020	07/23/21	19,459
37,935,000	FHLB	0.005-0.015	07/28/21	37,934
11,000,000	FHLB	0.010	07/30/21	11,000
14,625,000	FHLB	0.005	08/05/21	14,624
26,190,000	FHLB	0.014-0.015	08/06/21	26,189
25,293,000	FHLB	0.020-0.050	08/11/21	25,292
11,000,000	FHLB	0.005	08/13/21	10,999
24,300,000	FHLB	0.010	08/16/21	24,299
45,880,000	FHLB	0.005-0.010	08/25/21	45,877
40,228,000	FHLB	0.008-0.019	08/27/21	40,225
12,395,000	FHLB	0.018-0.020	09/01/21	12,394
7,130,000	FHLB	0.020	09/03/21	7,129
15,000,000	FHLB	0.030	10/08/21	14,998
21,000,000	FHLB	0.035	10/20/21	20,997
32,000,000	FHLB	0.035	10/22/21	31,995
25,000,000	FHLB	0.033	10/27/21	24,996
10,625,000	FHLB	0.030	11/19/21	10,622
7,000,000	FHLB	0.025-0.027	11/24/21	6,998
20,543,000	FHLB	0.055	05/05/22	20,531
14,500,000	FHLB	0.002-0.005	07/02/21	14,500
10,900,000	FHLB	0.010	07/09/21	10,900
12,355,000	Federal National Mortgage Association (FNMA)	0.005	08/18/21	12,354
4,500,000	Tennessee Valley Authority (TVA)	0.009	07/21/21	4,500
30,300,000	Federal Agricultural Mortgage Corp (FAMC)	0.010	07/22/21	30,299
	TOTAL GOVERNMENT AGENCY DEBT			828,933

TREASURY DEBT - 1.2%
43,867,000	United States Treasury Bill	0.005-0.037	07/01/21	43,867
75,000,000	United States Treasury Bill	0.020-0.023	07/06/21	75,000
52,890,000	United States Treasury Bill	0.025-0.026	07/08/21	52,889
25,000,000	United States Treasury Bill	0.012	07/13/21	25,000
25,000,000	United States Treasury Bill	0.035	07/27/21	24,999
	TOTAL TREASURY DEBT			221,755
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
166,302,420	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	$166,302
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		166,302

		TOTAL SHORT-TERM INVESTMENTS		1,216,990
		(Cost $1,217,012)
		TOTAL INVESTMENTS - 105.1%		19,768,793
		(Cost $16,050,233)
		OTHER ASSETS & LIABILITIES, NET - (5.1)%		(962,773)
		NET ASSETS - 100.0%		$18,806,020

Abbreviation(s):
ADR	American Depositary Receipt
CLP	Chilean Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secure Overnight Financing Rate

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $243,507,798.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 06/30/21, the aggregate value of these securities is $1,925,245,737 or 10.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default

ity

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$9,930	EUR	8,236	Australia and New Zealand Banking Group	07/21/21	$160
	$3,019	EUR	2,471	Australia and New Zealand Banking Group	07/30/21	87
Total						$247

Abbreviation(s):
EUR	Euro
420

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 101.5%

GOVERNMENT AGENCY DEBT - 35.7%
$20,600,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/02/21	$20,600
8,300,000	FAMC	2.840	07/23/21	8,315
675,000	Federal Farm Credit Bank (FFCB)	2.500	07/01/21	675
8,498,000	FFCB	0.010	07/02/21	8,498
3,000,000	FFCB	0.010	07/12/21	3,000
3,250,000	FFCB	1.875	07/19/21	3,253
2,000,000	FFCB	0.010	07/21/21	2,000
10,000,000	FFCB	0.010	07/29/21	10,000
3,750,000	FFCB	0.010	07/30/21	3,750
6,000,000	FFCB	0.010	08/06/21	6,000
500,000	FFCB	0.125	08/12/21	500
5,000,000	FFCB	1.550	08/16/21	5,009
15,000,000	FFCB	0.010	08/30/21	14,999
10,000,000	FFCB	0.010	09/08/21	9,999
3,000,000	FFCB	2.850	09/20/21	3,018
10,000,000	FFCB	0.010	10/25/21	9,999
1,940,000	FFCB	3.050	11/15/21	1,962
25,000,000	FFCB	0.010	01/27/22	24,987
51,500,000	Federal Home Loan Bank (FHLB)	0.010	07/01/21	51,500
152,398,000	FHLB	0.010	07/02/21	152,398
4,750,000	FHLB	0.125	07/02/21	4,750
156,710,000	FHLB	0.010	07/07/21	156,710
25,640,000	FHLB	1.875	07/07/21	25,648
168,750,000	FHLB	0.010	07/09/21	168,750
105,161,000	FHLB	0.010	07/12/21	105,160
134,400,000	FHLB	0.050	07/12/21	134,400
20,494,000	FHLB	0.010	07/13/21	20,494
38,948,000	FHLB	0.010	07/14/21	38,948
6,495,000	FHLB	1.125	07/14/21	6,497
77,495,000	FHLB	0.010	07/15/21	77,494
36,701,000	FHLB	0.010	07/16/21	36,701
176,782,000	FHLB	0.010	07/21/21	176,780
110,383,000	FHLB	0.010	07/23/21	110,381
78,275,000	FHLB	0.010	07/26/21	78,274
14,510,000	FHLB	0.010	07/27/21	14,510
105,628,000	FHLB	0.010	07/28/21	105,627
87,291,000	FHLB	0.010	07/30/21	87,290
65,000,000	FHLB	0.050	08/02/21	65,000
43,600,000	FHLB	0.010	08/03/21	43,599
15,135,000	FHLB	0.020	08/03/21	15,135
52,000,000	FHLB	0.020	08/03/21	52,000
46,955,000	FHLB	0.010	08/04/21	46,954
1,200,000	FHLB	0.010	08/05/21	1,200
29,700,000	FHLB	0.010	08/06/21	29,699
3,000,000	FHLB	0.010	08/09/21	3,000
421

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$67,220,000	FHLB	0.015%	08/09/21	$67,220
90,187,000	FHLB	0.010	08/11/21	90,183
59,300,000	FHLB	0.010	08/12/21	59,299
78,523,000	FHLB	0.010	08/13/21	78,521
4,800,000	FHLB	0.010	08/16/21	4,800
44,050,000	FHLB	0.010	08/18/21	44,047
61,700,000	FHLB	0.010	08/20/21	61,698
114,100,000	FHLB	0.010	08/25/21	114,098
73,935,000	FHLB	0.010	08/27/21	73,933
4,050,000	FHLB	0.010	09/01/21	4,050
39,341,000	FHLB	0.010	09/03/21	39,339
13,905,000	FHLB	0.015	09/03/21	13,904
5,900,000	FHLB	0.010	09/08/21	5,899
55,700,000	FHLB	0.010	09/17/21	55,697
400,000	FHLB	0.125	09/17/21	400
48,700,000	FHLB	0.010	09/22/21	48,695
6,160,000	FHLB	0.010	09/23/21	6,159
2,100,000	FHLB	0.010	09/24/21	2,100
79,358,000	FHLB	0.010	09/29/21	79,349
22,000,000	FHLB	0.040	09/29/21	22,000
50,000,000	FHLB	0.010	10/07/21	49,994
11,485,000	FHLB	3.000	10/12/21	11,580
1,000,000	FHLB	0.125	10/19/21	1,000
43,275,000	FHLB	0.030	10/25/21	43,274
52,250,000	FHLB	0.030	11/05/21	52,248
6,510,000	FHLB	1.875	11/29/21	6,559
19,181,000	Federal Home Loan Mortgage Corp (FHLMC)	1.125	08/12/21	19,205
12,375,000	Federal National Mortgage Association (FNMA)	0.000	07/07/21	12,375
967,000	FNMA	1.850	07/19/21	968
46,200,000	FNMA	1.250	08/17/21	46,272
6,360,000	FNMA	0.010	08/18/21	6,360
14,667,000	FNMA	0.010	09/01/21	14,666
60,843,000	FNMA	0.010	09/15/21	60,837
4,276,000	FNMA	1.375	10/07/21	4,291
	TOTAL GOVERNMENT AGENCY DEBT			3,146,483

TREASURY DEBT - 47.4%
122,930,000	United States Cash Management Bill	0.010	10/26/21	122,911
6,081,000	United States Treasury Bill	0.010	07/01/21	6,081
378,800,000	United States Treasury Bill	0.010	07/06/21	378,798
134,737,000	United States Treasury Bill	0.010	07/08/21	134,737
236,691,000	United States Treasury Bill	0.010	07/13/21	236,690
148,600,000	United States Treasury Bill	0.010	07/15/21	148,600
188,198,000	United States Treasury Bill	0.010	07/20/21	188,196
268,458,000	United States Treasury Bill	0.010	07/22/21	268,453
149,048,000	United States Treasury Bill	0.010	07/27/21	149,044
298,884,000	United States Treasury Bill	0.010	07/29/21	298,868
280,014,000	United States Treasury Bill	0.010	08/03/21	280,007
220,599,000	United States Treasury Bill	0.010	08/05/21	220,589
251,584,000	United States Treasury Bill	0.010	08/10/21	251,578
215,537,000	United States Treasury Bill	0.010	08/12/21	215,534
85,313,000	United States Treasury Bill	0.010	08/17/21	85,310
422

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$227,379,000		United States Treasury Bill		0.010%	08/19/21	$227,376
91,819,000		United States Treasury Bill		0.010	08/24/21	91,816
270,216,000		United States Treasury Bill		0.010	08/26/21	270,212
173,755,000		United States Treasury Bill		0.010	08/31/21	173,750
50,000,000		United States Treasury Bill		0.010	09/02/21	49,998
78,001,000		United States Treasury Bill		0.010	09/23/21	77,994
42,450,000		United States Treasury Bill		0.010	09/30/21	42,445
38,906,000		United States Treasury Bill		0.010	10/14/21	38,901
179,994,000		United States Treasury Bill		0.010	10/21/21	179,972
46,600,000		United States Treasury Note		1.125	07/31/21	46,643
		TOTAL TREASURY DEBT				4,184,503

VARIABLE RATE SECURITIES - 18.4%
63,000,000	i	Federal Farm Credit Bank (FFCB)	SOFR + 0.040%	0.090	08/04/21	63,000
64,000,000	i	FFCB	SOFR + 0.055%	0.105	10/15/21	64,000
64,000,000	i	FFCB	SOFR + 0.070%	0.120	02/17/22	64,000
50,000,000	i	FFCB	SOFR + 0.170%	0.220	03/15/22	50,000
101,000,000	i	FFCB	SOFR + 0.040%	0.090	06/01/22	101,001
34,750,000	i	FFCB	SOFR + 0.190%	0.240	07/14/22	34,751
20,000,000	i	FFCB	SOFR + 0.145%	0.195	07/28/22	20,000
15,250,000	i	FFCB	SOFR + 0.070%	0.120	08/11/22	15,250
19,750,000	i	FFCB	SOFR + 0.050%	0.100	08/12/22	19,758
85,000,000	i	FFCB	SOFR + 0.045%	0.095	09/08/22	84,995
21,000,000	i	FFCB	SOFR + 0.060%	0.110	10/21/22	21,000
8,000,000	i	FFCB	SOFR + 0.060%	0.110	12/01/22	8,000
4,100,000	i	FFCB	SOFR + 0.060%	0.110	01/13/23	4,102
12,000,000	i	FFCB	SOFR + 0.060%	0.110	01/20/23	12,001
1,265,000	i	FFCB	SOFR + 0.055%	0.105	02/09/23	1,265
6,172,000	i	FFCB	SOFR + 0.050%	0.100	02/17/23	6,174
30,500,000	i	FFCB	SOFR + 0.035%	0.085	05/04/23	30,500
30,500,000	i	FFCB	SOFR + 0.035%	0.085	05/12/23	30,500
50,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.100%	0.150	07/09/21	50,000
73,000,000	i	FHLB	SOFR + 0.120%	0.170	10/13/21	73,000
65,000,000	i	FHLB	SOFR + 0.065%	0.115	12/21/21	65,000
84,000,000	i	FHLB	SOFR + 0.080%	0.130	02/22/22	84,000
2,900,000	i	FHLB	SOFR + 0.015%	0.065	04/11/22	2,900
64,000,000	i	FHLB	SOFR + 0.055%	0.105	05/13/22	64,000
38,500,000	i	FHLB	SOFR + 0.090%	0.140	05/26/22	38,500
51,400,000	i	FHLB	SOFR + 0.010%	0.060	06/23/22	51,400
63,500,000	i	FHLB	SOFR + 0.045%	0.095	07/29/22	63,500
64,000,000	i	FHLB	SOFR + 0.085%	0.135	10/05/22	64,000
101,350,000	i	FHLB	SOFR + 0.060%	0.110	12/08/22	101,372
14,750,000	i	FHLB	SOFR + 0.035%	0.085	05/19/23	14,750
40,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.240%	0.290	07/23/21	40,000
50,000,000	i	FHLMC	SOFR + 0.300%	0.350	10/25/21	50,000
8,600,000	i	FHLMC	SOFR + 0.190%	0.240	06/02/22	8,614
64,750,000	i	FHLMC	SOFR + 0.095%	0.145	08/19/22	64,751
40,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.320%	0.370	10/22/21	40,000
50,000,000	i	FNMA	SOFR + 0.280%	0.330	10/27/21	50,000
7,700,000	i	FNMA	SOFR + 0.190%	0.240	05/27/22	7,713
2,350,000	i	FNMA	SOFR + 0.180%	0.230	07/08/22	2,354
43,450,000	i	FNMA	SOFR + 0.120%	0.170	07/29/22	43,476
17,246,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.034%	0.084	04/30/23	17,247
		TOTAL VARIABLE RATE SECURITIES				1,626,874
423

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

VALUE (000)

TOTAL SHORT-TERM INVESTMENTS	$8,957,860
(Cost $8,957,860)
TOTAL INVESTMENTS - 101.5%	8,957,860
(Cost $8,957,860)
OTHER ASSETS & LIABILITIES, NET - (1.5)%	(134,840)
NET ASSETS - 100.0%	$8,823,020

Abbreviation(s):
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
424

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 16, 2021	By:	/s/Liza M. Tyler
Liza M. Tyler
Principal Executive Officer and Senior
Managing Director

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2021	By:	/s/Liza M. Tyler
Liza M. Tyler
Principal Executive Officer and Senior
Managing Director
(principal executive officer)

Dated: August 16, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)